Nationwide Destination 2030 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 1
Investment Companies 87 .1%
Shares Value ($)
Alternative Assets 4.1%
Nationwide Strategic Income
Fund, Class R6(a) 794,347 8,062,620
Total Alternative Assets
(cost $7,693,221) 8,062,620
Equity Funds 46.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,075,873 41,555,045
Nationwide International Equity
Portfolio, Class R6(a) 1,137,019 14,042,181
Nationwide International Index
Fund, Class R6(a) 1,623,689 16,171,945
Nationwide Mid Cap Market
Index Fund, Class R6(a) 13,408 222,703
Nationwide Small Cap Index
Fund, Class R6(a) 177,717 2,152,156
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,338,978 17,821,791
Total Equity Funds
(cost $72,687,961) 91,965,821
Fixed Income Funds 36.4%
Nationwide Bond Portfolio, Class
R6(a) 7,638,767 65,311,460
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 710,563 6,430,595
Total Fixed Income Funds
(cost $73,798,284) 71,742,055
Total Investment Companies
(cost $154,179,466) 171,770,496
Exchange Traded Funds 9 .4%
Equity Funds 7.4%
iShares Core MSCI Emerging
Markets ETF 76,646 4,624,053
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 9,422 5,982,028
JPMorgan Equity Premium
Income ETF 69,500 3,925,360
Total Equity Funds
(cost $12,652,678) 14,531,441
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 45,245 3,932,696
Total Fixed Income Funds
(cost  $4,176,273) 3,932,696
Total Exchange Traded Funds
(cost $16,828,951) 18,464,137
Short-Term Investment 3 .5%
Money Market Fund 3.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 6,942,267 6,942,267
Total Short-Term Investment
(cost $6,942,267)
6,942,267
Total Investments
(cost $177,950,684) — 100.0% 197,176,900
Liabilities in excess of other assets — 0.0%
†
(70,036)
NET ASSETS — 100.0% $ 197,106,864
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2025.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2030 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2030 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 18,464,137 $ – $ – $ 18,464,137
Investment Companies 171,770,496 – – 171,770,496
Short-Term Investment 6,942,267 – – 6,942,267
Total $ 197,176,900 $ – $ – $ 197,176,900
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2035 Fund
Investment Companies 88 .7%
Shares Value ($)
Alternative Assets 3.0%
Nationwide Strategic Income
Fund, Class R6(a) 575,426 5,840,576
Total Alternative Assets
(cost $5,633,601) 5,840,576
Equity Funds 57.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,645,526 49,251,056
Nationwide International Equity
Portfolio, Class R6(a) 1,279,152 15,797,524
Nationwide International Index
Fund, Class R6(a) 1,898,287 18,906,936
Nationwide Mid Cap Market
Index Fund, Class R6(a) 137,224 2,279,284
Nationwide Small Cap Index
Fund, Class R6(a) 392,066 4,747,918
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,605,373 21,367,514
Total Equity Funds
(cost $89,018,468) 112,350,232
Fixed Income Funds 28.6%
Nationwide Bond Portfolio, Class
R6(a) 6,274,155 53,644,027
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 305,766 2,767,178
Total Fixed Income Funds
(cost $57,243,604) 56,411,205
Total Investment Companies
(cost $151,895,673) 174,602,013
Exchange Traded Funds 9 .7%
Equity Funds 8.2%
iShares Core MSCI Emerging
Markets ETF 104,962 6,332,357
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 9,424 5,983,298
JPMorgan Equity Premium
Income ETF 68,858 3,889,100
Total Equity Funds
(cost $14,065,464) 16,204,755
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 32,542 2,828,551
Total Fixed Income Funds
(cost  $3,036,125) 2,828,551
Total Exchange Traded Funds
(cost $17,101,589) 19,033,306
Short-Term Investment 1 .6%
Money Market Fund 1.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 3,241,496 3,241,496
Total Short-Term Investment
(cost $3,241,496)
3,241,496
Total Investments
(cost $172,238,758) — 100.0% 196,876,815
Liabilities in excess of other assets — 0.0%
†
(63,279)
NET ASSETS — 100.0% $ 196,813,536
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2025.
ETF Exchange Traded Fund

Nationwide Destination 2035 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2035 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 19,033,306 $ – $ – $ 19,033,306
Investment Companies 174,602,013 – – 174,602,013
Short-Term Investment 3,241,496 – – 3,241,496
Total $ 196,876,815 $ – $ – $ 196,876,815
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2040 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 89 .4%
Shares Value ($)
Alternative Assets 2.1%
Nationwide Strategic Income
Fund, Class R6(a) 404,663 4,107,329
Total Alternative Assets
(cost $3,918,985) 4,107,329
Equity Funds 67.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,135,143 55,865,780
Nationwide International Equity
Portfolio, Class R6(a) 1,353,016 16,709,753
Nationwide International Index
Fund, Class R6(a) 2,108,559 21,001,244
Nationwide Mid Cap Market
Index Fund, Class R6(a) 269,222 4,471,769
Nationwide Small Cap Index
Fund, Class R6(a) 426,744 5,167,873
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,759,554 23,419,665
Total Equity Funds
(cost $100,854,131) 126,636,084
Fixed Income Funds 20.3%
Nationwide Bond Portfolio, Class
R6(a) 4,373,145 37,390,389
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 104,365 944,504
Total Fixed Income Funds
(cost $38,384,143) 38,334,893
Total Investment Companies
(cost $143,157,259) 169,078,306
Exchange Traded Funds 10 .1%
Equity Funds 8.9%
iShares Core MSCI Emerging
Markets ETF 121,361 7,321,709
iShares Core S&P 500 ETF(b) 9,061 5,752,829
JPMorgan Equity Premium
Income ETF(b) 66,316 3,745,528
Total Equity Funds
(cost $14,536,775) 16,820,066
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 24,614 2,139,449
Total Fixed Income Funds
(cost  $2,325,437) 2,139,449
Total Exchange Traded Funds
(cost $16,862,212) 18,959,515
Short-Term Investment 0 .6%
Shares Value ($)
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (c) 1,121,172 1,121,172
Total Short-Term Investment
(cost $1,121,172)
1,121,172
Repurchase Agreement 1 .0%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$1,931,633, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053; total
market value $1,970,266.(d) 1,931,400 1,931,400
Total Repurchase Agreement
(cost $1,931,400) 1,931,400
Total Investments
(cost $163,072,043) — 101.1% 191,090,393
Liabilities in excess of other assets — (1.1)% (2,002,903)
NET ASSETS — 100.0% $ 189,087,490
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $3,595,014, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $1,931,400 and by $1,758,064 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.88%, and maturity dates ranging from
8/12/2025 - 11/15/2054, a total value of $3,689,464.
(c) Represents 7-day effective yield as of July 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $1,931,400.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2040 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2040 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 18,959,515 $ – $ – $ 18,959,515
Investment Companies 169,078,306 – – 169,078,306
Repurchase Agreement – 1,931,400 – 1,931,400
Short-Term Investment 1,121,172 – – 1,121,172
Total $ 189,158,993 $ 1,931,400 $ – $ 191,090,393
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2045 Fund
Investment Companies 89 .7%
Shares Value ($)
Alternative Assets 1.2%
Nationwide Strategic Income
Fund, Class R6(a) 190,496 1,933,530
Total Alternative Assets
(cost $1,860,413) 1,933,530
Equity Funds 73.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,907,481 52,790,067
Nationwide International Equity
Portfolio, Class R6(a) 1,287,207 15,897,010
Nationwide International Index
Fund, Class R6(a) 2,073,990 20,656,944
Nationwide Mid Cap Market
Index Fund, Class R6(a) 321,839 5,345,742
Nationwide Small Cap Index
Fund, Class R6(a) 381,827 4,623,927
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,693,782 22,544,232
Total Equity Funds
(cost $96,619,089) 121,857,922
Fixed Income Funds 14.6%
Nationwide Bond Portfolio, Class
R6(a) 2,798,732 23,929,159
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 7,320 66,243
Total Fixed Income Funds
(cost $23,935,328) 23,995,402
Total Investment Companies
(cost $122,414,830) 147,786,854
Exchange Traded Funds 9 .8%
Equity Funds 9.2%
iShares Core MSCI Emerging
Markets ETF 113,112 6,824,047
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 7,895 5,012,535
JPMorgan Equity Premium
Income ETF 58,516 3,304,984
Total Equity Funds
(cost $13,040,097) 15,141,566
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 12,520 1,088,239
Total Fixed Income Funds
(cost  $1,273,382) 1,088,239
Total Exchange Traded Funds
(cost $14,313,479) 16,229,805
Short-Term Investment 0 .5%
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 885,084 885,084
Total Short-Term Investment
(cost $885,084)
885,084
Total Investments
(cost $137,613,393) — 100.0% 164,901,743
Liabilities in excess of other assets — 0.0%
†
(67,611)
NET ASSETS — 100.0% $ 164,834,132
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2025.
ETF Exchange Traded Fund

Nationwide Destination 2045 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2045 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,229,805 $ – $ – $ 16,229,805
Investment Companies 147,786,854 – – 147,786,854
Short-Term Investment 885,084 – – 885,084
Total $ 164,901,743 $ – $ – $ 164,901,743
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2050 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 13
Investment Companies 89 .8%
Shares Value ($)
Alternative Assets 0.3%
Nationwide Strategic Income
Fund, Class R6(a) 58,000 588,699
Total Alternative Assets
(cost $567,003) 588,699
Equity Funds 78.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,321,566 58,384,357
Nationwide International Equity
Portfolio, Class R6(a) 1,517,167 18,737,011
Nationwide International Index
Fund, Class R6(a) 2,257,582 22,485,516
Nationwide Mid Cap Market
Index Fund, Class R6(a) 415,524 6,901,852
Nationwide Small Cap Index
Fund, Class R6(a) 424,542 5,141,209
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,919,947 25,554,495
Total Equity Funds
(cost $110,407,468) 137,204,440
Fixed Income Fund 11.1%
Nationwide Bond Portfolio, Class
R6(a) 2,263,552 19,353,371
Total Fixed Income Funds
(cost $19,210,376) 19,353,371
Total Investment Companies
(cost $130,184,847) 157,146,510
Exchange Traded Funds 10 .2%
Equity Funds 9.6%
iShares Core MSCI Emerging
Markets ETF 131,739 7,947,814
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 8,401 5,333,795
JPMorgan Equity Premium
Income ETF 61,159 3,454,260
Total Equity Funds
(cost $14,340,893) 16,735,869
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 12,278 1,067,204
Total Fixed Income Funds
(cost  $1,233,575) 1,067,204
Total Exchange Traded Funds
(cost $15,574,468) 17,803,073
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 77,257 77,257
Total Short-Term Investment
(cost $77,257)
77,257
Total Investments
(cost $145,836,572) — 100.0% 175,026,840
Liabilities in excess of other assets — 0.0%
†
(81,857)
NET ASSETS — 100.0% $ 174,944,983
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2025.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2050 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2050 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 17,803,073 $ – $ – $ 17,803,073
Investment Companies 157,146,510 – – 157,146,510
Short-Term Investment 77,257 – – 77,257
Total $ 175,026,840 $ – $ – $ 175,026,840
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 89 .7%
Shares Value ($)
Alternative Assets 0.0%
†
Nationwide Strategic Income
Fund, Class R6(a) 3,266 33,150
Total Alternative Assets
(cost $32,672) 33,150
Equity Funds 80.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,778,731 37,540,654
Nationwide International Equity
Portfolio, Class R6(a) 1,008,955 12,460,595
Nationwide International Index
Fund, Class R6(a) 1,529,615 15,234,961
Nationwide Mid Cap Market
Index Fund, Class R6(a) 287,463 4,774,753
Nationwide Small Cap Index
Fund, Class R6(a) 271,860 3,292,219
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,255,262 16,707,541
Total Equity Funds
(cost $72,339,191) 90,010,723
Fixed Income Fund 9.5%
Nationwide Bond Portfolio, Class
R6(a) 1,254,911 10,729,487
Total Fixed Income Funds
(cost $10,631,898) 10,729,487
Total Investment Companies
(cost $83,003,761) 100,773,360
Exchange Traded Funds 10 .3%
Shares Value ($)
Equity Funds 9.6%
iShares Core MSCI Emerging
Markets ETF 85,932 5,184,278
iShares Core S&P 500 ETF 5,375 3,412,587
JPMorgan Equity Premium
Income ETF 38,978 2,201,477
Total Equity Funds
(cost $9,248,330) 10,798,342
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF 8,638 750,815
Total Fixed Income Funds
(cost  $814,525) 750,815
Total Exchange Traded Funds
(cost $10,062,855) 11,549,157
Total Investments
(cost $93,066,616) — 100.0% 112,322,517
Liabilities in excess of other assets — 0.0%
†
(44,756)
NET ASSETS — 100.0% $ 112,277,761
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2055 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,549,157 $ – $ – $ 11,549,157
Investment Companies 100,773,360 – – 100,773,360
Total $ 112,322,517 $ – $ – $ 112,322,517
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2060 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 19
Investment Companies 89 .8%
Shares Value ($)
Equity Funds 81.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,531,031 20,684,225
Nationwide International Equity
Portfolio, Class R6(a) 557,281 6,882,423
Nationwide International Index
Fund, Class R6(a) 843,758 8,403,832
Nationwide Mid Cap Market
Index Fund, Class R6(a) 172,987 2,873,319
Nationwide Small Cap Index
Fund, Class R6(a) 156,173 1,891,257
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 699,925 9,316,006
Total Equity Funds
(cost $40,808,489) 50,051,062
Fixed Income Fund 8.7%
Nationwide Bond Portfolio, Class
R6(a) 627,713 5,366,948
Total Fixed Income Funds
(cost $5,295,358) 5,366,948
Total Investment Companies
(cost $46,103,847) 55,418,010
Exchange Traded Funds 10 .2%
Equity Funds 9.7%
iShares Core MSCI Emerging
Markets ETF 48,047 2,898,675
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 2,933 1,862,162
JPMorgan Equity Premium
Income ETF(b) 21,239 1,199,579
Total Equity Funds
(cost $5,094,991) 5,960,416
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 3,665 318,562
Total Fixed Income Funds
(cost  $339,187) 318,562
Total Exchange Traded Funds
(cost $5,434,178) 6,278,978
Total Investments
(cost $51,538,025) — 100.0% 61,696,988
Liabilities in excess of other assets — 0.0%
†
(23,109)
NET ASSETS — 100.0% $ 61,673,879
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $357,970, which was collateralized by $407,603
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% - 4.63%, and maturity dates
ranging from 8/7/2025 - 2/15/2051.
ETF Exchange Traded Fund

20 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2060 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2060 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,278,978 $ – $ – $ 6,278,978
Investment Companies 55,418,010 – – 55,418,010
Total $ 61,696,988 $ – $ – $ 61,696,988
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 89 .9%
Shares Value ($)
Equity Funds 81.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 320,928 4,335,740
Nationwide International Equity
Portfolio, Class R6(a) 119,628 1,477,403
Nationwide International Index
Fund, Class R6(a) 181,291 1,805,658
Nationwide Mid Cap Market
Index Fund, Class R6(a) 38,241 635,187
Nationwide Small Cap Index
Fund, Class R6(a) 34,093 412,863
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 146,710 1,952,715
Total Equity Funds
(cost $8,958,556) 10,619,566
Fixed Income Fund 8.7%
Nationwide Bond Portfolio, Class
R6(a) 132,602 1,133,743
Total Fixed Income Funds
(cost $1,111,896) 1,133,743
Total Investment Companies
(cost $10,070,452) 11,753,309
Exchange Traded Funds 9 .9%
Shares Value ($)
Equity Funds 9.5%
iShares Core MSCI Emerging
Markets ETF 10,037 605,532
iShares Core S&P 500 ETF 609 386,654
JPMorgan Equity Premium
Income ETF 4,498 254,047
Total Equity Funds
(cost $1,080,263) 1,246,233
Fixed Income Fund 0.4%
iShares 20+ Year Treasury Bond
ETF 553 48,067
Total Fixed Income Funds
(cost  $49,306) 48,067
Total Exchange Traded Funds
(cost $1,129,569) 1,294,300
Total Investments
(cost $11,200,021) — 99.8% 13,047,609
Other assets in excess of liabilities — 0.2% 25,710
NET ASSETS — 100.0% $ 13,073,319
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2065 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2065 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 1,294,300 $ – $ – $ 1,294,300
Investment Companies 11,753,309 – – 11,753,309
Total $ 13,047,609 $ – $ – $ 13,047,609
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination Retirement Fund - July 31, 2025 (Unaudited) - Statement of Investments - 25
Investment Companies 84 .8%
Shares Value ($)
Alternative Assets 5.5%
Nationwide Strategic Income
Fund, Class R6(a) 1,200,890 12,189,034
Total Alternative Assets
(cost $11,012,225) 12,189,034
Equity Funds 32.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,405,472 32,497,924
Nationwide International Equity
Portfolio, Class R6(a) 903,388 11,156,839
Nationwide International Index
Fund, Class R6(a) 1,290,863 12,856,993
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,069,689 14,237,563
Total Equity Funds
(cost $55,885,939) 70,749,319
Fixed Income Funds 47.2%
Nationwide Bond Portfolio, Class
R6(a) 10,530,872 90,038,958
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,575,771 14,260,725
Total Fixed Income Funds
(cost $109,121,723) 104,299,683
Total Investment Companies
(cost $176,019,887) 187,238,036
Exchange Traded Funds 10 .4%
Equity Funds 6.6%
iShares Core MSCI Emerging
Markets ETF 58,540 3,531,718
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 10,463 6,642,959
JPMorgan Equity Premium
Income ETF 77,564 4,380,815
Total Equity Funds
(cost $12,699,523) 14,555,492
Fixed Income Fund 3.8%
iShares 20+ Year Treasury Bond
ETF 98,036 8,521,289
Total Fixed Income Funds
(cost  $8,957,550) 8,521,289
Total Exchange Traded Funds
(cost $21,657,073) 23,076,781
Short-Term Investment 4 .8%
Money Market Fund 4.8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 10,564,747 10,564,747
Total Short-Term Investment
(cost $10,564,747)
10,564,747
Total Investments
(cost $208,241,707) — 100.0% 220,879,564
Liabilities in excess of other assets — 0.0%
†
(45,192)
NET ASSETS — 100.0% $ 220,834,372
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2025.
ETF Exchange Traded Fund

26 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination Retirement Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination Retirement Fund - July 31, 2025 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,076,781 $ – $ – $ 23,076,781
Investment Companies 187,238,036 – – 187,238,036
Short-Term Investment 10,564,747 – – 10,564,747
Total $ 220,879,564 $ – $ – $ 220,879,564
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2070 Fund
Investment Companies 89 .9%
Shares Value ($)
Equity Funds 81.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 26,804 362,122
Nationwide International Equity
Portfolio, Class R6(a) 9,662 119,326
Nationwide International Index
Fund, Class R6(a) 14,359 143,018
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,368 55,939
Nationwide Small Cap Index
Fund, Class R6(a) 2,863 34,665
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 12,475 166,043
Total Equity Funds
(cost $812,985) 881,113
Fixed Income Fund 8.5%
Nationwide Bond Portfolio, Class
R6(a) 10,713 91,600
Total Fixed Income Funds
(cost $90,224) 91,600
Total Investment Companies
(cost $903,209) 972,713
Exchange Traded Funds 10 .1%
Shares Value ($)
Equity Funds 9.7%
iShares Core MSCI Emerging
Markets ETF 848 51,160
iShares Core S&P 500 ETF 52 33,015
JPMorgan Equity Premium
Income ETF 375 21,180
Total Equity Funds
(cost $95,896) 105,355
Fixed Income Fund 0.4%
iShares 20+ Year Treasury Bond
ETF 46 3,998
Total Fixed Income Funds
(cost  $4,100) 3,998
Total Exchange Traded Funds
(cost $99,996) 109,353
Total Investments
(cost $1,003,205) — 100.0% 1,082,066
Other assets in excess of liabilities — 0.0%
†
448
NET ASSETS — 100.0% $ 1,082,514
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2070 Fund - July 31, 2025 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Destination 2070 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 109,353 $ – $ – $ 109,353
Investment Companies 972,713 – – 972,713
Total $ 1,082,066 $ – $ – $ 1,082,066
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - July 31, 2025 (Unaudited) - Statement of Investments - 1
Investment Companies 84.7%
Shares Value ($)
Equity Funds 77.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 12,758,313 172,364,815
Nationwide GQG US Quality
Equity Fund, Class R6(a) 885,215 12,658,571
Nationwide International Equity
Portfolio, Class R6(a) 6,256,494 77,267,699
Nationwide International Index
Fund, Class R6(a) 6,593,380 65,670,060
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,602,054 76,440,114
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 6,826,522 90,861,008
Total Equity Funds
(cost $393,518,321) 495,262,267
Fixed Income Funds 7.7%
Nationwide Bond Portfolio, Class
R6(a) 5,032,446 43,027,416
Nationwide Loomis Core Bond
Fund, Class R6(a) 690,410 6,517,471
Total Fixed Income Funds
(cost $50,472,973) 49,544,887
Total Investment Companies
(cost $443,991,294) 544,807,154
Exchange Traded Funds 15.4%
Equity Funds 15.4%
iShares Core MSCI Emerging
Markets ETF 886,604 53,488,819
iShares Core S&P 500 ETF 31,393 19,931,416
iShares Core S&P Small-Cap
ETF(b) 118,138 13,028,259
Exchange Traded Funds
Shares Value ($)
JPMorgan Equity Premium
Income ETF(b) 230,710 13,030,501
Total Exchange Traded Funds
(cost $90,362,077) 99,478,995
Repurchase Agreement 1.3%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$8,222,991, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053; total
market value $8,387,453.(c) 8,222,000 8,222,000
Total Repurchase Agreement
(cost $8,222,000) 8,222,000
Total Investments
(cost $542,575,371) — 101.4% 652,508,149
Liabilities in excess of other assets — (1.4)% (9,025,548)
NET ASSETS — 100.0% $ 643,482,601
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $10,518,262, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $8,222,000 and by $2,865,826 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.63%, and maturity dates ranging from
8/7/2025 - 2/15/2051, a total value of $11,087,826.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $8,222,000.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Aggressive Fund - July 31, 2025 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 99,478,995 $ – $ – $ 99,478,995
Investment Companies 544,807,154 – – 544,807,154
Repurchase Agreement – 8,222,000 – 8,222,000
Total $ 644,286,149 $ 8,222,000 $ – $ 652,508,149
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 70 .5%
Shares Value ($)
Alternative Assets 1.5%
Nationwide Strategic Income
Fund, Class R6(a) 382,090 3,878,210
Total Alternative Assets
(cost $3,521,091) 3,878,210
Equity Funds 12.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 661,251 8,933,501
Nationwide International Equity
Portfolio, Class R6(a) 564,135 6,967,063
Nationwide International Index
Fund, Class R6(a) 500,890 4,988,864
Nationwide Mid Cap Market
Index Fund, Class R6(a) 282,197 4,687,296
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 508,814 6,772,318
Total Equity Funds
(cost $23,804,297) 32,349,042
Fixed Income Funds 56.4%
Nationwide Bond Portfolio, Class
R6(a) 8,787,921 75,136,728
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,420,998 12,860,035
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,604,689 24,588,265
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,225,730 32,257,305
Total Fixed Income Funds
(cost $149,394,935) 144,842,333
Total Investment Companies
(cost $176,720,323) 181,069,585
Exchange Traded Funds 21 .5%
Equity Funds 7.9%
iShares Core MSCI Emerging
Markets ETF 72,796 4,391,783
iShares Core S&P 500 ETF 12,085 7,672,766
iShares Core S&P Small-Cap
ETF 5,736 632,566
JPMorgan Equity Premium
Income ETF 135,433 7,649,256
Total Equity Funds
(cost $18,323,118) 20,346,371
Fixed Income Funds 13.6%
iShares Core International
Aggregate Bond ETF 354,349 18,085,973
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 97,901 9,092,066
iShares U.S. Treasury Bond ETF 341,993 7,804,280
Total Fixed Income Funds
(cost $35,360,809) 34,982,319
Total Exchange Traded Funds
(cost $53,683,927) 55,328,690
Short-Term Investment 8 .0%
Money Market Fund 8.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (c) 20,630,769 20,630,769
Total Short-Term Investment
(cost $20,630,769)
20,630,769
Repurchase Agreement 3 .6%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$9,277,143, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053; total
market value $9,462,688.(d) 9,276,025 9,276,025
Total Repurchase Agreement
(cost $9,276,025) 9,276,025
Total Investments
(cost $260,311,044) — 103.6% 266,305,069
Liabilities in excess of other assets — (3.6)% (9,349,123)
NET ASSETS — 100.0% $ 256,955,946
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $9,091,973, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$9,276,025.
(c) Represents 7-day effective yield as of July 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $9,276,025.
ETF Exchange Traded Fund

Nationwide Investor Destinations Conservative Fund - July 31, 2025 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 55,328,690 $ – $ – $ 55,328,690
Investment Companies 181,069,585 – – 181,069,585
Repurchase Agreement – 9,276,025 – 9,276,025
Short-Term Investment 20,630,769 – – 20,630,769
Total $ 257,029,044 $ 9,276,025 $ – $ 266,305,069
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - July 31, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 77.4%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Strategic Income
Fund, Class R6(a) 481,624 4,888,483
Total Alternative Assets
(cost $4,441,679) 4,888,483
Equity Funds 45.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,230,704 97,686,808
Nationwide GQG US Quality
Equity Fund, Class R6(a) 419,577 5,999,952
Nationwide International Equity
Portfolio, Class R6(a) 4,799,343 59,271,892
Nationwide International Index
Fund, Class R6(a) 4,671,405 46,527,196
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,828,442 30,370,420
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 3,870,458 51,515,793
Total Equity Funds
(cost $230,925,174) 291,372,061
Fixed Income Funds 31.0%
Nationwide Bond Portfolio, Class
R6(a) 15,845,677 135,480,534
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 719,107 6,507,919
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,417,359 32,259,871
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,414,064 24,140,639
Total Fixed Income Funds
(cost $204,849,430) 198,388,963
Total Investment Companies
(cost $440,216,283) 494,649,507
Exchange Traded Funds 19.2%
Equity Funds 12.9%
iShares Core MSCI Emerging
Markets ETF 565,898 34,140,626
iShares Core S&P 500 ETF 31,011 19,688,884
iShares Core S&P Small-Cap
ETF 142,587 15,724,495
JPMorgan Equity Premium
Income ETF 230,215 13,002,543
Total Equity Funds
(cost $76,517,539) 82,556,548
Fixed Income Funds 6.3%
iShares 20+ Year Treasury Bond
ETF(b) 55,912 4,859,871
iShares 7-10 Year Treasury
Bond ETF 202,807 19,246,384
iShares J.P. Morgan USD
Emerging Markets Bond ETF 70,567 6,553,557
iShares U.S. Treasury Bond ETF 424,524 9,687,638
Total Fixed Income Funds
(cost $42,140,970) 40,347,450
Total Exchange Traded Funds
(cost $118,658,509) 122,903,998
Short-Term Investment 3.5%
Shares Value ($)
Money Market Fund 3.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (c) 22,534,038 22,534,038
Total Short-Term Investment
(cost $22,534,038)
22,534,038
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$390,547, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053; total
market value $398,358.(d) 390,500 390,500
Total Repurchase Agreement
(cost $390,500) 390,500
Total Investments
(cost $581,799,330) — 100.2% 640,478,043
Liabilities in excess of other assets — (0.2)% (1,067,094)
NET ASSETS — 100.0% $ 639,410,949
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $382,448, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$390,500.
(c) Represents 7-day effective yield as of July 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $390,500.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderate Fund - July 31, 2025 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 122,903,998 $ – $ – $ 122,903,998
Investment Companies 494,649,507 – – 494,649,507
Repurchase Agreement – 390,500 – 390,500
Short-Term Investment 22,534,038 – – 22,534,038
Total $ 640,087,543 $ 390,500 $ – $ 640,478,043
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 86.1%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Strategic Income
Fund, Class R6(a) 667,657 6,776,715
Total Alternative Assets
(cost $6,135,204) 6,776,715
Equity Funds 64.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 14,724,759 198,931,493
Nationwide GQG US Quality
Equity Fund, Class R6(a) 918,378 13,132,798
Nationwide International Equity
Portfolio, Class R6(a) 7,859,367 97,063,178
Nationwide International Index
Fund, Class R6(a) 7,852,086 78,206,775
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,187,580 69,555,699
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,497,510 113,101,861
Total Equity Funds
(cost $453,825,112) 569,991,804
Fixed Income Funds 21.3%
Nationwide Bond Portfolio, Class
R6(a) 20,059,503 171,508,747
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,910,131 18,031,637
Total Fixed Income Funds
(cost $193,665,925) 189,540,384
Total Investment Companies
(cost $653,626,241) 766,308,903
Exchange Traded Funds 14.0%
Equity Funds 14.0%
iShares Core MSCI Emerging
Markets ETF 1,013,984 61,173,655
iShares Core S&P 500 ETF(b) 43,055 27,335,619
iShares Core S&P Small-Cap
ETF 160,732 17,725,525
JPMorgan Equity Premium
Income ETF(b) 319,139 18,024,971
Total Exchange Traded Funds
(cost $112,753,243) 124,259,770
Repurchase Agreements 2.1%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$14,562,019, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 5.00%,
maturing 8/31/2025 -
2/15/2053; total market
value $14,853,262.(c) 14,560,264 14,560,264
Santander US Capital
Markets, 4.36%, dated
7/31/2025, due 8/1/2025,
repurchase price
$4,000,484, collateralized
by U.S. Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055; total
market value $4,080,494.(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $18,560,264) 18,560,264
Total Investments
(cost $784,939,748) — 102.2% 909,128,937
Liabilities in excess of other assets — (2.2)% (19,174,659)
NET ASSETS — 100.0% $ 889,954,278
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $18,074,002, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $18,560,264.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $18,560,264.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Aggressive Fund - July 31, 2025 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 124,259,770 $ – $ – $ 124,259,770
Investment Companies 766,308,903 – – 766,308,903
Repurchase Agreements – 18,560,264 – 18,560,264
Total $ 890,568,673 $ 18,560,264 $ – $ 909,128,937
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2025 (Unaudited) - Statement of Investments - 13
Investment Companies 71.4%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Strategic Income
Fund, Class R6(a) 162,283 1,647,177
Total Alternative Assets
(cost $1,508,487) 1,647,177
Equity Funds 29.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,524,908 20,601,503
Nationwide International Equity
Portfolio, Class R6(a) 1,238,139 15,291,016
Nationwide International Index
Fund, Class R6(a) 949,782 9,459,829
Nationwide Mid Cap Market
Index Fund, Class R6(a) 395,666 6,572,016
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 923,180 12,287,528
Total Equity Funds
(cost $49,560,415) 64,211,892
Fixed Income Funds 41.0%
Nationwide Bond Portfolio, Class
R6(a) 6,162,974 52,693,428
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 720,936 6,524,469
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,385,776 13,081,724
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 1,633,894 16,338,940
Total Fixed Income Funds
(cost $90,654,942) 88,638,561
Total Investment Companies
(cost $141,723,844) 154,497,630
Exchange Traded Funds 24.3%
Equity Funds 10.0%
iShares Core MSCI Emerging
Markets ETF 133,644 8,062,743
iShares Core S&P 500 ETF 10,322 6,553,438
iShares Core S&P Small-Cap
ETF 24,171 2,665,578
JPMorgan Equity Premium
Income ETF 76,992 4,348,508
Total Equity Funds
(cost $19,583,157) 21,630,267
Fixed Income Funds 14.3%
iShares 20+ Year Treasury Bond
ETF 37,253 3,238,031
iShares 7-10 Year Treasury Bond
ETF(b) 57,696 5,475,350
iShares Core International
Aggregate Bond ETF 171,507 8,753,717
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 47,450 4,406,682
iShares U.S. Treasury Bond ETF 406,381 9,273,614
Total Fixed Income Funds
(cost $32,010,964) 31,147,394
Total Exchange Traded Funds
(cost $51,594,121) 52,777,661
Short-Term Investment 4.3%
Money Market Fund 4.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (c) 9,204,716 9,204,716
Total Short-Term Investment
(cost $9,204,716)
9,204,716
Repurchase Agreement 3.3%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$7,055,681, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053; total
market value $7,196,796.(d) 7,054,830 7,054,830
Total Repurchase Agreement
(cost $7,054,830) 7,054,830
Total Investments
(cost $209,577,511) — 103.3% 223,534,837
Liabilities in excess of other assets — (3.3)% (7,218,785)
NET ASSETS — 100.0% $ 216,316,052
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $9,881,844, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $7,054,830 and by $3,025,968 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.88%, and maturity dates ranging from
8/12/2025 - 11/15/2054, a total value of $10,080,798.
(c) Represents 7-day effective yield as of July 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $7,054,830.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2025 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 52,777,661 $ – $ – $ 52,777,661
Investment Companies 154,497,630 – – 154,497,630
Repurchase Agreement – 7,054,830 – 7,054,830
Short-Term Investment 9,204,716 – – 9,204,716
Total $ 216,480,007 $ 7,054,830 $ – $ 223,534,837
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 1
Asset-Backed Securities 10.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 33,976 33,631
Automobiles 0.8%
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 339,380
Enterprise Fleet Financing
LLC, Series 2025-2, Class
A3, 4.41%, 6/20/2029(a) 50,000 50,014
Exeter Automobile
Receivables Trust, Series
2025-1A, Class C, 5.09%,
5/15/2031 114,000 114,585
Hertz Vehicle Financing III LP,
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 100,000 96,424
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 175,989 177,119
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 176,000 177,544
Santander Drive Auto
Receivables Trust, Series
2025-1, Class C, 5.04%,
3/17/2031 43,000 43,353
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 82,693 83,572
Westlake Automobile
Receivables Trust, Series
2025-1A, Class C, 5.14%,
10/15/2030(a) 25,000 25,223
1,107,214
Home Equity 1.0%
RCKT Mortgage Trust
Series 2025-CES6, Class
A1A, 5.47%, 6/25/2055(a)
(b) 1,023,382 1,027,844
Series 2025-CES7, Class
A1A, 5.38%, 7/25/2055(a)
(b) 395,000 395,711
1,423,555
Other 8.5%
Bain Capital Credit CLO Ltd.
Series 2021-3A, Class AR,
5.38%, 7/24/2034(a)(c) 710,000 711,102
Series 2021-4A, Class A1R,
5.53%, 10/20/2034(a)(c) 710,000 711,271
Series 2019-3A, Class ARR,
5.36%, 10/21/2034(a)(c) 710,000 710,660
Series 2021-6A, Class A1R,
5.42%, 10/21/2034(a)(c) 710,000 711,232
Series 2021-5A, Class A1R,
5.47%, 10/23/2034(a)(c) 710,000 711,315
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2019-4A, Class
A1RR, 5.31%, 4/23/2035(a)
(c) 710,000 710,488
Benefit Street Partners CLO
XXIII Ltd., Series 2021-
23A, Class A1R, 5.42%,
4/25/2034(a)(c) 1,000,000 1,000,471
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R3,
5.42%, 4/20/2034(a)(c) 300,000 300,349
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 45,000 45,867
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 5/20/2049(a) 98,963 96,716
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 343,540 317,498
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 92,388 86,157
Elmwood CLO 15 Ltd., Series
2022-2A, Class A1R,
5.41%, 4/22/2035(a)(c) 250,000 249,990
Fort Greene Park CLO LLC,
Series 2025-2A, Class AR,
5.28%, 4/22/2034(a)(c) 300,000 299,423
Fortress Credit Opportunities
XXXI CLO Ltd., Series
2025-31A, Class A1, 5.82%,
7/20/2033(a)(c) 150,000 150,320
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 95,000 96,195
GoldenTree Loan
Management US CLO
11 Ltd., Series 2021-
11A, Class AR, 5.41%,
10/20/2034(a)(c) 300,000 299,864
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 205,109 206,542
Jersey Mike's Funding, Series
2025-1A, Class A2, 5.61%,
8/16/2055(a) 600,000 603,281
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class
AR2, 5.29%, 10/20/2036(a)
(c) 710,000 709,991
Palmer Square Loan Funding
Ltd., Series 2025-2A, Class
A1, 0.00%, 7/15/2033(a)(c) 250,000 250,027
Pikes Peak CLO 6, Series
2020-6A, Class ARR,
5.26%, 5/18/2034(a)(c) 250,000 249,938

2 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY
Mellon Core Plus Bond Fund)
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Rockford Tower CLO Ltd.,
Series 2025-1A, Class A1,
5.47%, 3/31/2038(a)(c) 250,000 250,206
Sonic Capital LLC, Series
2020-1A, Class A2I, 3.85%,
1/20/2050(a) 731,191 714,868
Subway Funding LLC
Series 2024-3A, Class A23,
5.91%, 7/30/2054(a) 92,303 90,154
Series 2024-1A, Class A2II,
6.27%, 7/30/2054(a) 94,288 95,932
Series 2024-1A, Class A23,
6.51%, 7/30/2054(a) 94,288 95,751
Symphony CLO XXIII Ltd.,
Series 2020-23A, Class
AR2, 5.22%, 1/15/2034(a)
(c) 315,279 314,932
Symphony CLO XXIV Ltd.,
Series 2020-24A, Class AR,
5.52%, 1/23/2032(a)(c) 527,835 527,776
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 694,311 708,764
12,027,080
Student Loan 0.1%
Navient Refinance Loan Trust,
Series 2025-A, Class A,
5.15%, 2/16/2055(a) 93,209 93,754
Total Asset-Backed Securities
(cost $14,682,987)
14,685,234
Collateralized Mortgage Obligations 5.8%
Angel Oak Mortgage Trust
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(b) 107,567 105,861
Series 2024-2, Class A1,
5.99%, 1/25/2069(a)(b) 760,415 762,405
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(b) 64,678 65,052
COLT Mortgage Loan Trust
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(b) 65,186 65,957
Series 2025-8, Class A1,
5.48%, 8/25/2070(a)(b) 610,000 609,393
Connecticut Avenue Securities
Trust, Series 2025-
R04, Class 1A1, 5.35%,
5/25/2045(a)(c) 75,590 75,591
Cross Mortgage Trust
Series 2024-H2, Class A1,
6.09%, 4/25/2069(a)(b) 71,879 72,283
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(b) 71,879 72,162
Series 2024-H8, Class A1,
5.55%, 12/25/2069(a)(c) 251,153 251,394
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2025-H2, Class A2,
5.46%, 3/25/2070(a)(b) 94,987 94,652
EFMT, Series 2025-
NQM2, Class A1, 5.60%,
6/25/2070(a)(b) 205,400 205,465
FHLMC STACR REMIC Trust,
Series 2023-DNA1, Class
M1A, 6.45%, 3/25/2043(a)
(c) 1,167,682 1,186,295
GCAT Trust
Series 2025-NQM2, Class
A1, 5.60%, 4/25/2070(a)(b) 203,971 204,377
Series 2025-NQM4, Class
A1A, 5.53%, 6/25/2070(a)
(b) 705,000 705,184
GS Mortgage-Backed
Securities Trust, Series
2025-HE1, Class A1,
6.09%, 10/25/2055∞(a)(c) 330,000 329,989
J.P. Morgan Mortgage Trust,
Series 2025-NQM3, Class
A1, 5.50%, 11/25/2065(a)(c) 835,000 833,452
Morgan Stanley Residential
Mortgage Loan Trust, Series
2025-NQM1, Class A1,
5.74%, 11/25/2069(a)(c) 1,419,715 1,422,903
NEW Residential Mortgage
Loan Trust, Series 2025-
NQM2, Class A1, 5.57%,
4/25/2065(a)(b) 1,027,850 1,031,368
RATE Mortgage Trust, Series
2025-J2, Class A5, 5.50%,
7/25/2055(a)(c) 160,395 160,368
Total Collateralized Mortgage Obligations
(cost $8,259,868)
8,254,151
Commercial Mortgage-Backed Securities 4.7%
ALA Trust, Series 2025-
OANA, Class B, 6.18%,
6/15/2040(a)(c) 844,000 848,747
BSTN Commercial Mortgage
Trust, Series 2025-
1C, Class A, 5.37%,
6/15/2044(a)(c) 1,000,000 1,013,470
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class C,
5.56%, 9/15/2036(a)(c) 145,324 144,734
Series 2024-VLT5, Class A,
5.41%, 11/13/2046(a)(c) 115,000 115,137
IP Mortgage Trust
Series 2025-IP, Class A,
5.25%, 6/10/2042(a)(c) 843,000 848,986
Series 2025-IP, Class B,
5.54%, 6/10/2042(a)(c) 100,000 100,619
MILE Trust
Series 2025-STNE, Class A,
5.84%, 7/15/2042(a)(c) 730,000 731,139
Series 2025-STNE, Class B,
6.04%, 7/15/2042(a)(c) 100,000 100,031

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2025-STNE, Class
C, 6.44%, 7/15/2042(a)(c) 100,000 100,031
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2025-5C1, Class A2,
4.91%, 3/15/2058 58,000 58,307
VDCM Commercial Mortgage
Trust
Series 2025-AZ, Class A,
5.23%, 7/13/2044(a)(c) 995,000 992,491
Series 2025-AZ, Class B,
5.48%, 7/13/2044(a)(c) 105,000 104,514
Series 2025-AZ, Class C,
6.03%, 7/13/2044(a)(c) 200,000 201,179
Series 2025-AZ, Class D,
6.43%, 7/13/2044(a)(c) 200,000 199,914
WEST Trust, Series 2025-
ROSE, Class A, 5.28%,
4/10/2035(a)(c) 1,050,000 1,064,210
Total Commercial Mortgage-Backed
Securities
(cost $6,646,604) 6,623,509
Corporate Bonds 42.0%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
6.86%, 5/1/2054 132,000 145,090
Lockheed Martin Corp. ,
4.15%, 8/15/2028 134,000 133,656
4.40%, 8/15/2030 111,000 110,623
5.00%, 8/15/2035 171,000 171,002
TransDigm , Inc. ,
6.38%, 5/31/2033(a) 365,000 367,318
927,689
Automobile Components 0.0%
†
Clarios Global LP ,
6.75%, 2/15/2030(a) 54,000 55,676
Automobiles 0.5%
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 233,000 232,596
5.34%, 7/8/2035 233,000 232,978
Hyundai Capital America ,
4.88%, 6/23/2027(a) 214,000 214,687
680,261
Banks 7.9%
Bank of America Corp. ,
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(d) 556,000 562,903
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/01/2030(d)(e) 179,000 183,305
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
6.25%, 7/26/2030(d)(e) 312,000 310,927
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 450,000 458,428
Banque Federative du Credit
Mutuel SA ,
4.59%, 10/16/2028(a) 347,000 347,876
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.13%),
7.45%, 6/27/2035(a)(d)(e) 200,000 203,750
Citigroup, Inc. ,
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e) 88,000 87,412
(SOFR + 1.14%), 4.64%,
5/7/2028(d) 382,000 382,388
Series Z, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.21%),
7.38%, 5/15/2028(d)(e) 349,000 362,562
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.87%,
8/15/2030(d)(e) 409,000 412,477
(SOFR + 1.46%), 4.95%,
5/7/2031(d) 179,000 180,700
(SOFR + 1.83%), 6.02%,
1/24/2036(d) 103,000 105,558
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d) 74,000 76,413
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 96,000 99,046
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 91,000 98,482
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.99%),
0.00%, 6/05/2030(d)(e) 587,000 598,078
JPMorgan Chase & Co. ,
(SOFR + 1.44%), 5.10%,
4/22/2031(d) 556,000 568,607
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 340,000 354,292
(SOFR + 1.64%), 5.58%,
7/23/2036(d) 139,000 140,801
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.27%),
5.61%, 4/24/2036(d) 640,000 661,079

4 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY
Mellon Core Plus Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(d) 587,000 585,746
(SOFR + 1.25%), 5.54%,
7/8/2031(d) 587,000 590,598
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
5.32%, 7/8/2036(d) 599,000 602,134
Morgan Stanley Private Bank
NA ,
(SOFR + 0.77%), 4.47%,
7/6/2028(d) 250,000 249,733
(SOFR + 1.08%), 4.73%,
7/18/2031(d) 250,000 251,127
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.42%), 5.37%,
7/21/2036(d) 132,000 133,368
Royal Bank of Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.82%),
6.75%, 8/24/2085(d) 587,000 593,457
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 74,000 77,043
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d) 268,000 267,612
(SOFR + 0.77%), 5.13%,
7/24/2028(d) 369,000 369,630
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 80,000 86,355
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 231,000 241,521
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 85,000 89,144
Wells Fargo & Co. ,
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e) 70,000 69,347
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 179,000 182,658
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 261,000 267,044
(SOFR + 1.74%), 5.60%,
4/23/2036(d) 179,000 184,362
Westpac Banking Corp. ,
(SOFR + 0.82%), 5.20%,
7/1/2030(d) 132,000 132,873
11,168,836
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 1.2%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 200,000 193,932
PepsiCo, Inc. ,
4.10%, 1/15/2029 304,000 302,529
4.60%, 2/7/2030 668,000 677,536
4.30%, 7/23/2030 111,000 110,479
4.65%, 7/23/2032 128,000 127,896
5.00%, 7/23/2035 264,000 264,537
1,676,909
Biotechnology 0.1%
Amgen, Inc. ,
5.38%, 5/15/2043 156,000 143,675
Broadline Retail 0.1%
Macy's Retail Holdings LLC ,
7.38%, 8/1/2033(a) 89,000 89,339
Building Products 0.2%
Carrier Global Corp. ,
6.20%, 3/15/2054 12,000 12,823
JH North America Holdings,
Inc. ,
5.88%, 1/31/2031(a) 149,000 149,510
6.13%, 7/31/2032(a) 98,000 99,016
261,349
Capital Markets 3.3%
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(a) 107,000 107,128
Ares Capital Corp. ,
5.50%, 9/1/2030 113,000 112,798
Ares Strategic Income Fund ,
5.45%, 9/9/2028(a) 57,000 56,906
Bank of New York Mellon
Corp. (The) ,
(United States SOFR
Compounded Index +
0.68%), 5.07%, 6/9/2028(d) 145,000 145,660
(SOFR + 1.35%), 5.32%,
6/6/2036(d) 55,000 56,051
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(d) 335,000 334,172
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.85%, 2/10/2030(d)(e) 347,000 354,377
(SOFR + 1.27%), 5.73%,
4/25/2030(d) 225,000 233,620
(SOFR + 1.38%), 5.54%,
1/28/2036(d) 179,000 183,004
6.75%, 10/1/2037 179,000 196,588
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a) 64,000 63,756
Jane Street Group ,
6.75%, 5/1/2033(a) 282,000 288,593
LPL Holdings, Inc. ,
5.15%, 6/15/2030 538,000 544,177

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 1.76%), 5.66%,
4/17/2036(d) 179,000 184,617
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 516,000 439,833
Nasdaq, Inc. ,
5.35%, 6/28/2028 69,000 70,852
5.95%, 8/15/2053 16,000 16,262
Nomura Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.08%),
7.00%, 7/15/2030(d)(e) 200,000 202,511
5.49%, 6/29/2035 587,000 591,684
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(d)(e) 96,000 98,976
UBS Group AG ,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.12%),
0.00%, 8/05/2030(a)(d)(e) 200,000 200,000
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.30%),
7.00%, 2/05/2035(a)(d)(e) 200,000 200,000
4,681,565
Chemicals 0.5%
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028 245,000 244,528
4.50%, 8/15/2030 212,000 211,242
5.15%, 8/15/2035 190,000 189,534
645,304
Construction & Engineering 0.2%
AECOM ,
6.00%, 8/1/2033(a) 297,000 299,415
Consumer Finance 1.7%
Aircastle Ltd. ,
5.00%, 9/15/2030(a) 150,000 149,728
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(d) 556,000 560,870
(SOFR + 0.81%), 4.35%,
7/20/2029(d) 261,000 260,486
(SOFR + 0.81%), 5.17%,
7/20/2029(d) 389,000 389,411
(SOFR + 1.22%), 4.92%,
7/20/2033(d) 178,000 178,573
Capital One Financial Corp. ,
(SOFR + 2.04%), 6.18%,
1/30/2036(d) 41,000 42,091
FirstCash , Inc. ,
6.88%, 3/1/2032(a) 278,000 284,979
John Deere Capital Corp. ,
4.38%, 10/15/2030 124,000 123,523
OneMain Finance Corp. ,
7.13%, 9/15/2032 285,000 293,734
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial ,
(SOFR + 1.40%), 5.02%,
7/29/2029(d) 28,000 27,984
(SOFR + 2.07%), 6.00%,
7/29/2036(d) 42,000 42,126
2,353,505
Consumer Staples Distribution & Retail 0.1%
Boots Group Finco LP ,
Series 144*, 7.38%,
8/31/2032(a) GBP 100,000 134,541
Containers & Packaging 0.3%
Amcor Flexibles North
America, Inc. ,
5.10%, 3/17/2030(a) 81,000 82,156
Crown Americas LLC ,
5.88%, 6/1/2033(a) 365,000 365,678
447,834
Distributors 0.5%
Genuine Parts Co. ,
4.95%, 8/15/2029 668,000 676,327
Diversified REITs 0.0%
†
VICI Properties LP ,
4.75%, 4/1/2028 47,000 47,266
Diversified Telecommunication Services 2.0%
AT&T, Inc. ,
2.55%, 12/1/2033 476,000 396,881
3.55%, 9/15/2055 956,000 640,963
6.05%, 8/15/2056 147,000 149,018
Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(d) 141,000 143,455
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.36%),
7.00%, 9/15/2055(d) 142,000 144,115
CCO Holdings LLC ,
4.50%, 5/1/2032 172,000 156,067
4.50%, 5/1/2032(a) 143,000 129,753
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
6.63%, 10/15/2055(d) 220,000 222,786
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.71%),
7.00%, 10/15/2055(d) 219,000 221,719
Verizon Communications, Inc. ,
5.25%, 4/2/2035 668,000 670,688
2,875,445
Electric Utilities 1.2%
Exelon Corp. ,
5.45%, 3/15/2034 61,000 62,504

6 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY
Mellon Core Plus Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Exelon Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 3/15/2055(d) 47,000 48,026
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 21,000 20,598
New England Power Co. ,
5.94%, 11/25/2052(a) 121,000 121,672
NextEra Energy Capital
Holdings, Inc. ,
5.45%, 3/15/2035 668,000 679,611
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 8/15/2055(d) 61,000 62,956
Niagara Mohawk Power Corp. ,
4.65%, 10/3/2030(a) 163,000 161,874
5.66%, 1/17/2054(a) 68,000 65,165
6.00%, 7/3/2055(a) 162,000 161,960
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 128,000 132,443
Union Electric Co. ,
5.25%, 4/15/2035 222,000 225,227
1,742,036
Electrical Equipment 0.4%
EnerSys ,
4.38%, 12/15/2027(a) 100,000 98,229
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a) 222,000 222,203
5.25%, 4/30/2032(a) 222,000 222,708
543,140
Entertainment 0.5%
Warnermedia Holdings, Inc. ,
5.05%, 3/15/2042 1,046,000 699,199
Financial Services 1.2%
Corebridge Financial, Inc. ,
4.40%, 4/5/2052 74,000 59,230
Fiserv, Inc. ,
5.60%, 3/2/2033 81,000 83,257
Global Payments, Inc. ,
5.40%, 8/15/2032 125,000 126,625
Jefferson Capital Holdings
LLC ,
8.25%, 5/15/2030(a) 280,000 292,136
National Rural Utilities
Cooperative Finance Corp. ,
5.00%, 8/15/2034 668,000 668,104
NTT Finance Corp. ,
5.50%, 7/16/2035(a) 211,000 214,270
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a) 145,000 147,023
6.38%, 8/1/2033(a) 144,000 146,878
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Woodside Finance Ltd. ,
5.70%, 5/19/2032 12,000 12,231
1,749,754
Food Products 1.4%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 207,000 205,037
Bunge Ltd. Finance Corp. ,
4.55%, 8/4/2030 249,000 248,423
5.15%, 8/4/2035 154,000 153,501
J M Smucker Co. (The) ,
6.50%, 11/15/2053 68,000 72,752
JBS USA Holding Lux Sarl ,
5.50%, 1/15/2036(a) 516,000 513,900
6.25%, 3/1/2056(a) 440,000 436,264
6.38%, 4/15/2066(a) 142,000 139,957
Mars, Inc. ,
5.70%, 5/1/2055(a) 222,000 219,057
1,988,891
Gas Utilities 0.2%
Atmos Energy Corp. ,
5.20%, 8/15/2035 235,000 236,686
Southern Natural Gas Co.
LLC ,
5.45%, 8/1/2035(a) 56,000 56,097
292,783
Ground Transportation 0.3%
Burlington Northern Santa Fe
LLC ,
5.80%, 3/15/2056 178,000 180,911
Ryder System, Inc. ,
4.85%, 6/15/2030 200,000 201,282
382,193
Health Care Equipment & Supplies 0.2%
DENTSPLY SIRONA, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.38%),
8.38%, 9/12/2055(d) 158,000 159,296
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031 61,000 61,315
220,611
Health Care Providers & Services 1.2%
CVS Health Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055(d) 281,000 289,104
HCA, Inc. ,
3.13%, 3/15/2027 87,000 85,052
5.45%, 9/15/2034 115,000 115,466
Horizon Mutual Holdings, Inc. ,
6.20%, 11/15/2034(a) 538,000 522,639
McKesson Corp. ,
4.65%, 5/30/2030 394,000 396,278
4.95%, 5/30/2032 204,000 205,645

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
McKesson Corp.,
5.25%, 5/30/2035 142,000 143,617
1,757,801
Health Care REITs 0.2%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 65,000 62,115
Omega Healthcare Investors,
Inc. ,
5.25%, 1/15/2026 80,000 79,939
5.20%, 7/1/2030 152,000 152,483
294,537
Hotels, Restaurants & Leisure 1.2%
Carnival Corp. ,
5.88%, 6/15/2031(a) 100,000 101,500
5.75%, 8/1/2032(a) 326,000 328,207
Flutter Treasury DAC ,
5.88%, 6/4/2031(a) 599,000 602,950
Hilton Domestic Operating
Co., Inc. ,
5.75%, 9/15/2033(a) 361,000 361,343
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 84,000 85,337
NCL Corp. Ltd. ,
6.75%, 2/1/2032(a) 55,000 56,492
Raising Cane's Restaurants
LLC ,
9.38%, 5/1/2029(a) 100,000 105,512
Vail Resorts, Inc. ,
5.63%, 7/15/2030(a) 39,000 39,214
1,680,555
Household Durables 0.1%
Toll Brothers Finance Corp. ,
5.60%, 6/15/2035 132,000 132,634
Whirlpool Corp. ,
6.13%, 6/15/2030 8,000 7,981
6.50%, 6/15/2033 15,000 14,781
155,396
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The) ,
2.45%, 1/15/2031 478,000 422,536
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
6.95%, 7/15/2055(d) 50,000 48,176
PSEG Power LLC ,
5.20%, 5/15/2030(a) 55,000 56,197
5.75%, 5/15/2035(a) 217,000 223,487
750,396
Industrial Conglomerates 0.4%
Siemens Funding BV ,
4.90%, 5/28/2032(a) 587,000 596,760
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs 0.1%
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032 83,000 83,073
Insurance 1.4%
American International Group,
Inc. ,
4.85%, 5/7/2030 12,000 12,158
American National Group,
Inc. ,
6.00%, 7/15/2035 73,000 73,435
Athene Holding Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.58%),
6.88%, 6/28/2055(d) 203,000 200,408
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 154,000 154,421
Global Atlantic Fin Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.61%),
7.95%, 10/15/2054(a)(d) 208,000 217,361
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 440,000 440,812
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 155,000 155,312
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(d) 587,000 614,313
Symetra Life Insurance Co. ,
6.55%, 10/1/2055(a) 56,000 57,168
Travelers Cos., Inc. (The) ,
5.05%, 7/24/2035 40,000 40,099
5.70%, 7/24/2055 66,000 66,450
2,031,937
Interactive Media & Services 0.2%
Alphabet, Inc. ,
5.30%, 5/15/2065 222,000 215,565
IT Services 0.3%
CoreWeave , Inc. ,
9.25%, 6/1/2030(a) 357,000 358,803
9.00%, 2/1/2031(a) 110,000 109,531
468,334
Machinery 0.4%
Enpro , Inc. ,
6.13%, 6/1/2033(a) 94,000 94,834
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 30,000 30,368
5.50%, 5/29/2035 489,000 498,498
623,700

8 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY
Mellon Core Plus Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.3%
Clear Channel Outdoor
Holdings, Inc. ,
5.13%, 8/15/2027(a) 45,000 44,939
Paramount Global ,
5.85%, 9/1/2043 115,000 102,102
Sirius XM Radio LLC ,
4.00%, 7/15/2028(a) 302,000 287,440
Univision Communications,
Inc. ,
9.38%, 8/1/2032(a) 20,000 20,752
455,233
Metals & Mining 0.7%
Boroo Investments Pte. Ltd. ,
9.50%, 8/7/2032 233,000 230,094
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a) 82,000 80,000
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 113,000 114,797
Rio Tinto Finance USA plc ,
5.25%, 3/14/2035 222,000 225,265
5.75%, 3/14/2055 222,000 222,071
Steel Dynamics, Inc. ,
5.75%, 5/15/2055 51,000 49,636
Vale Overseas Ltd. ,
6.40%, 6/28/2054 40,000 39,282
961,145
Multi-Utilities 0.4%
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 124,000 130,046
NiSource, Inc. ,
5.25%, 3/30/2028 30,000 30,607
5.35%, 4/1/2034 142,000 144,201
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 125,000 133,247
5.45%, 4/1/2034 155,000 158,189
596,290
Office REITs 0.4%
Boston Properties LP ,
5.75%, 1/15/2035 106,000 106,625
Brandywine Operating
Partnership LP ,
8.88%, 4/12/2029 134,000 143,680
Cousins Properties LP ,
5.25%, 7/15/2030 282,000 286,491
5.38%, 2/15/2032 80,000 80,759
617,555
Oil, Gas & Consumable Fuels 4.1%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 138,000 144,588
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 100,000 95,888
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d) 233,000 242,569
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP ,
6.25%, 4/15/2049 44,000 43,403
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.83%),
7.13%, 10/1/2054(d) 355,000 364,022
Enterprise Products Operating
LLC ,
4.30%, 6/20/2028 109,000 108,882
5.20%, 1/15/2036 113,000 113,192
EOG Resources, Inc. ,
4.40%, 7/15/2028 46,000 46,131
5.35%, 1/15/2036 101,000 101,753
5.95%, 7/15/2055 153,000 154,463
Florida Gas Transmission Co.
LLC ,
5.75%, 7/15/2035(a) 426,000 434,684
Global Partners LP ,
6.88%, 1/15/2029 30,000 30,308
8.25%, 1/15/2032(a) 65,000 68,153
Gulfstream Natural Gas
System LLC ,
5.60%, 7/23/2035(a) 200,000 201,146
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 34,000 34,148
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 43,000 44,836
7.38%, 7/15/2032(a) 21,000 21,712
Kinder Morgan, Inc. ,
5.15%, 6/1/2030 44,000 44,898
Marathon Petroleum Corp. ,
5.70%, 3/1/2035 178,000 180,599
Petroleos Mexicanos ,
8.75%, 6/2/2029 162,000 170,725
6.63%, 6/15/2035 269,000 239,782
Plains All American Pipeline
LP ,
5.95%, 6/15/2035 128,000 131,363
4.90%, 2/15/2045 100,000 85,012
Saudi Arabian Oil Co. ,
4.75%, 6/2/2030(a) 200,000 201,353
5.38%, 6/2/2035(a) 200,000 202,714
6.38%, 6/2/2055(a) 200,000 202,840
South Bow Canadian
Infrastructure Holdings Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.95%),
7.63%, 3/1/2055(a)(d) 138,000 142,525
Sunoco LP ,
6.25%, 7/1/2033(a) 14,000 14,179
Tecpetrol SA ,
7.63%, 1/22/2033(a) 70,000 71,939
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 30,000 31,059
9.88%, 2/1/2032(a) 197,000 212,552
Venture Global Plaquemines
LNG LLC ,
7.50%, 5/1/2033(a) 135,000 145,792

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Venture Global Plaquemines
LNG LLC,
6.50%, 1/15/2034(a) 42,000 43,208
7.75%, 5/1/2035(a) 134,000 146,927
6.75%, 1/15/2036(a) 16,000 16,459
Western Midstream Operating
LP ,
5.30%, 3/1/2048 668,000 561,510
Williams Cos., Inc. (The) ,
6.00%, 3/15/2055 668,000 667,019
YPF SA ,
8.75%, 9/11/2031(a) 20,000 20,810
5,783,143
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a) 27,000 27,042
4.95%, 6/30/2032(a) 61,000 61,417
Suzano Austria GmbH ,
3.75%, 1/15/2031 59,000 54,894
143,353
Passenger Airlines 0.3%
Delta Air Lines, Inc. ,
4.95%, 7/10/2028 201,000 201,892
5.25%, 7/10/2030 128,000 129,206
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 51,000 49,802
380,900
Pharmaceuticals 1.0%
Takeda US Financing, Inc. ,
5.20%, 7/7/2035 587,000 584,798
5.90%, 7/7/2055 587,000 586,279
Teva Pharmaceutical Finance
Netherlands IV BV ,
5.75%, 12/1/2030 300,000 304,376
1,475,453
Professional Services 0.0%
†
CACI International, Inc. ,
6.38%, 6/15/2033(a) 53,000 54,195
Residential REITs 0.1%
ERP Operating LP ,
4.95%, 6/15/2032 179,000 180,462
Retail REITs 0.4%
Brixmor Operating Partnership
LP ,
5.20%, 4/1/2032 101,000 102,105
Kimco Realty OP LLC ,
5.30%, 2/1/2036 203,000 203,396
Kite Realty Group LP ,
4.00%, 10/1/2026 77,000 76,288
4.95%, 12/15/2031 114,000 114,050
5.50%, 3/1/2034 19,000 19,364
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.25%, 8/15/2032 105,000 105,609
620,812
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc. ,
5.15%, 11/15/2031 668,000 684,513
5.20%, 7/15/2035 169,000 169,800
Intel Corp. ,
5.20%, 2/10/2033 38,000 38,000
5.70%, 2/10/2053 21,000 18,907
5.60%, 2/21/2054 175,000 154,635
Kioxia Holdings Corp. ,
6.25%, 7/24/2030(a) 54,000 53,800
6.63%, 7/24/2033(a) 53,000 52,445
Micron Technology, Inc. ,
2.70%, 4/15/2032 476,000 412,737
5.65%, 11/1/2032 222,000 229,484
NXP BV ,
3.40%, 5/1/2030 157,000 148,493
1,962,814
Software 0.5%
Autodesk, Inc. ,
5.30%, 6/15/2035 47,000 47,619
Fair Isaac Corp. ,
6.00%, 5/15/2033(a) 361,000 362,695
Oracle Corp. ,
5.55%, 2/6/2053 53,000 48,965
5.38%, 9/27/2054 264,000 237,789
697,068
Specialized REITs 0.2%
CubeSmart LP ,
3.00%, 2/15/2030 139,000 129,154
EPR Properties ,
4.75%, 12/15/2026 80,000 79,738
208,892
Specialty Retail 0.1%
Advance Auto Parts, Inc. ,
7.00%, 8/1/2030(a) 64,000 64,326
7.38%, 8/1/2033(a) 84,000 84,450
Asbury Automotive Group,
Inc. ,
5.00%, 2/15/2032(a) 50,000 47,295
196,071
Technology Hardware, Storage & Peripherals 0.1%
Dell International LLC ,
3.45%, 12/15/2051 196,000 134,041
Tobacco 0.6%
BAT Capital Corp. ,
6.34%, 8/2/2030 130,000 139,366
7.08%, 8/2/2053 47,000 52,404
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 394,000 411,151
2.10%, 5/1/2030 213,000 190,998
793,919

10 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY
Mellon Core Plus Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.08%), 4.65%,
6/15/2026(d)(e) 370,000 365,493
Aviation Capital Group LLC ,
4.80%, 10/24/2030(a) 258,000 255,421
620,914
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. ,
Series NC5, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 7.00%,
4/15/2055(d) 281,000 287,286
Total Corporate Bonds
(cost $59,356,892)
59,611,143
Foreign Government Securities 2.0%
BARBADOS 0.0%
†
Barbados Government Bond ,
8.00%, 6/26/2035(a) 49,000 48,859
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
6.95%, 3/15/2037(a) 150,000 153,675
GUATEMALA 0.3%
Republic of Guatemala ,
6.25%, 8/15/2036(a) 200,000 201,012
6.88%, 8/15/2055(a) 200,000 198,452
399,464
MEXICO 0.9%
Eagle Funding Luxco Sarl ,
5.50%, 8/17/2030(a) 1,108,000 1,112,986
United Mexican States ,
5.85%, 7/2/2032 200,000 201,200
1,314,186
ROMANIA 0.5%
Romania Government Bond ,
5.75%, 9/16/2030(a) 334,000 335,495
6.63%, 5/16/2036(a) 334,000 333,582
669,077
TRINIDAD AND TOBAGO 0.2%
Republic of Trinidad and
Tobago ,
6.40%, 6/26/2034(a) 200,000 193,932
Total Foreign Government Securities
(cost $2,757,618)
2,779,193
Mortgage-Backed Securities 29.3%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 1 1
Pool# G08721
3.00%, 9/1/2046 289,733 255,850
Pool# G08726
3.00%, 10/1/2046 292,161 257,662
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 288,370 249,932
Pool# QC0345
2.00%, 3/1/2051 339,170 270,786
Pool# SD8146
2.00%, 5/1/2051 2,849,129 2,242,386
Pool# QD3229
2.00%, 12/1/2051 2,761,848 2,167,038
Pool# SD3771
2.50%, 3/1/2052 584,783 483,741
Pool# SD8212
2.50%, 5/1/2052 6,684,785 5,497,424
Pool# SD8235
3.00%, 8/1/2052 3,750,164 3,214,694
Pool# SD1716
5.00%, 9/1/2052 518,283 512,327
Pool# SD8255
3.50%, 10/1/2052 129,093 115,522
Pool# SD1663
4.00%, 10/1/2052 2,869,493 2,668,419
Pool# SD6877
3.00%, 11/1/2052 683,003 585,286
Pool# SD1853
5.50%, 11/1/2052 323,334 327,708
Pool# SD3354
5.00%, 6/1/2053 3,092,431 3,021,167
Pool# RJ1975
6.00%, 7/1/2054 577,490 586,580
Pool# RJ2623
5.50%, 10/1/2054 2,569,824 2,577,557
Pool# SD7097
5.00%, 11/1/2054 271,916 267,070
Pool# RJ3255
5.50%, 1/1/2055 1,408,516 1,407,690
Pool# SL0526
5.50%, 3/1/2055 58,374 58,898
Pool# RJ4165
6.00%, 5/1/2055 1,088,902 1,106,753
Pool# RJ4585
6.00%, 8/1/2055 2,450,000 2,487,820
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 195,482 190,788
Pool# AJ9278
3.50%, 12/1/2041 256,874 238,946
Pool# AU2592
3.50%, 8/1/2043 255,613 236,951
Pool# CA7972
3.00%, 9/1/2050 109,246 94,515
Pool# BT4370
2.00%, 7/1/2051 187,351 147,315
Pool# FS1376
3.00%, 12/1/2051 290,631 251,575
Pool# FS5928
2.50%, 1/1/2052 657,031 541,474

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 11
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4548
2.50%, 2/1/2052 1,467,973 1,206,761
Pool# MA4579
3.00%, 4/1/2052 1,440,352 1,234,992
Pool# CB3770
3.50%, 6/1/2052 2,942,502 2,633,505
Pool# CB3851
4.00%, 6/1/2052 30,910 28,936
Pool# CB4130
4.50%, 7/1/2052 344,882 327,821
Pool# FS2257
4.50%, 7/1/2052 282,287 270,366
Pool# CB6862
5.00%, 8/1/2053 997,194 974,588
Pool# CB7344
6.00%, 10/1/2053 967,379 983,238
Pool# FS7577
2.50%, 1/1/2054 332,007 272,436
Pool# FS8585
5.50%, 7/1/2054 377,580 379,654
Pool# CB8858
6.00%, 7/1/2054 187,531 190,936
Pool# FS9801
5.50%, 11/1/2054 1,044,415 1,039,755
Total Mortgage-Backed Securities
(cost $41,851,778)
41,606,863
U.S. Treasury Obligations 6.2%
U.S. Treasury Bonds
5.00%, 5/15/2045 754,300 765,379
4.63%, 2/15/2055 1,819,000 1,742,545
U.S. Treasury Notes
3.75%, 6/30/2027 2,164,900 2,156,782
3.88%, 7/15/2028 459,300 459,156
3.88%, 6/30/2030 1,670,500 1,664,497
4.00%, 6/30/2032 701,400 695,701
4.25%, 5/15/2035 1,356,800 1,344,928
Total U.S. Treasury Obligations
(cost $8,784,993)
8,828,988
Short-Term Investment 0.4%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 0.4%
U.S. Treasury Bills, 4.07%,
5/14/2026 648,000 627,315
Total Short-Term Investment
(cost $627,729)
627,315
Total Investments
(cost $142,968,469) — 100.8%
143,016,396
Liabilities in excess of other
assets — (0.8)% (1,191,438)
NET ASSETS — 100.0%
$ 141,824,958
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$48,690,476 which represents 34.33% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2025.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2025. The
maturity date reflects the next call date.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
GBP British Pound
USD United States Dollar

12 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY
Mellon Core Plus Bond Fund)
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 116 9/2025 USD 24,010,188 (74,041)
U.S. Treasury 5 Year Note 7 9/2025 USD 757,203 (227)
U.S. Treasury 10 Year Note 6 9/2025 USD 666,375 (87)
U.S. Treasury Long Bond 30 9/2025 USD 3,425,625 17,768
U.S. Treasury Ultra Bond 47 9/2025 USD 5,513,687 22,434
Total long contracts (34,153)
Short Contracts
U.S. Treasury 10 Year Ultra Note (47) 9/2025 USD (5,314,672) (2,088)
Total short contracts (2,088)
Net contracts (36,241)
Currency:
USD United States Dollar

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

14 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY
Mellon Core Plus Bond Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 14,685,234 $ – $ 14,685,234
Collateralized Mortgage Obligations – 8,254,151 – 8,254,151
Commercial Mortgage-Backed Securities – 6,623,509 – 6,623,509
Corporate Bonds – 59,611,143 – 59,611,143
Foreign Government Securities – 2,779,193 – 2,779,193
Futures Contracts 40,202 – – 40,202
Mortgage-Backed Securities – 41,606,863 – 41,606,863
Short-Term Investment – 627,315 – 627,315
U.S. Treasury Obligations – 8,828,988 – 8,828,988
Total Assets $ 40,202 $ 143,016,396 $ – $ 143,056,598
Liabilities:
Futures Contracts $ (76,443) $ – $ – $ (76,443)
Total Liabilities $ (76,443) $ – $ – $ (76,443)
Total $ (36,241) $ 143,016,396 $ – $ 142,980,155

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 15
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2025 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
As of July 31, 2025, the Fund had no open swap contracts.

16 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY
Mellon Core Plus Bond Fund)
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of July 31, 2025, the Fund had no open forward foreign currency contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) - July 31, 2025 (Unaudited) - State-
ment of Investments - 17
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 40,202
Total $ 40,202
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (76,443)
Total $ (76,443)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 6 .3%
Principal
Amount ($) Value ($)
Automobiles 0 .4%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 480,554 485,997
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 65,003 65,042
551,039
Equipment Loans & Leases 0 .6%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 508,255 513,199
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 428,477 430,674
943,873
Other 5 .3%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 407,986 410,419
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class XRR,
5.27%, 1/17/2038(a)(b) 450,000 448,212
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class
XR2, 5.23%, 10/20/2037(a)
(b) 600,000 599,371
Cedar Funding XIV CLO Ltd.,
Series 2021-14A, Class X,
5.37%, 10/15/2037(a)(b) 928,571 927,899
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 352,265 351,463
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 1,000,000 989,316
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(b) 726,286 726,488
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 332,129 280,238
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 800,000 800,297
Magnetite XXIX Ltd., Series
2021-29A, Class X, 5.32%,
7/15/2037(a)(b) 812,500 813,046
Reach ABS Trust
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 331,228 331,246
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 264,000 264,145
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,277,576
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 197,477
8,417,193
Total Asset-Backed Securities
(cost $9,908,786)
9,912,105
Collateralized Mortgage Obligations 0 .7%
FHLMC REMICS, Series
2296, Class H, 6.50%,
3/15/2031 8 8
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 551,457 524,391
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 630,063 584,690
Reach ABS Trust, Series
2024-1A, Class A, 6.30%,
2/18/2031(a) 38,538 38,627
Total Collateralized Mortgage Obligations
(cost $1,226,056)
1,147,716
Mortgage-Backed Securities 0 .9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,190,436 1,186,336
Pool# 773298
6.50%, 4/1/2035(b) 191,218 197,107
Pool# 745769
6.48%, 7/1/2036(b) 69,750 71,045
Total Mortgage-Backed Securities
(cost $1,452,953)
1,454,488
U.S. Government Agency Security 4 .5%
Tennessee Valley Authority,
4.88%, 5/15/2035 7,000,000 7,101,401
Total U.S. Government Agency Security
(cost $6,955,931)
7,101,401
U.S. Treasury Obligations 85 .5%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 7,365,456 7,447,744
3.63%, 4/15/2028 (c) 9,937,700 10,542,041
2.50%, 1/15/2029 3,743,200 3,891,114
3.88%, 4/15/2029 6,453,018 7,033,263
0.63%, 2/15/2043 9,577,738 7,060,882
1.38%, 2/15/2044 4,482,823 3,734,322
0.75%, 2/15/2045 4,095,420 2,960,653
1.00%, 2/15/2046 2,883,009 2,159,967

Nationwide Inflation-Protected Securities Fund - July 31, 2025 (Unaudited) - Statement of Investments - 19
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
0.88%, 2/15/2047 6,658,550 4,766,996
1.00%, 2/15/2048 1,955,415 1,419,718
1.00%, 2/15/2049 1,596,875 1,142,147
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 12,484,425 12,318,040
1.63%, 10/15/2027 8,681,520 8,777,148
0.50%, 1/15/2028 13,684,020 13,424,983
0.88%, 1/15/2029 3,182,800 3,134,588
2.13%, 4/15/2029 3,897,375 4,000,836
0.25%, 7/15/2029 (c) 2,513,480 2,415,998
0.13%, 1/15/2030 7,496,760 7,083,294
0.13%, 7/15/2030 4,388,335 4,126,869
0.13%, 7/15/2031 9,595,200 8,836,871
0.63%, 7/15/2032 6,638,460 6,186,946
1.13%, 1/15/2033 3,237,570 3,088,767
1.38%, 7/15/2033 4,233,880 4,101,892
1.75%, 1/15/2034 2,614,475 2,585,037
2.13%, 1/15/2035 3,055,890 3,094,572
Total U.S. Treasury Obligations
(cost $143,549,671)
135,334,688
Total Investments
(cost $163,093,397) — 97.9%
154,950,398
Other assets in excess of
liabilities — 2.1% 3,322,151
NET ASSETS — 100.0%
$ 158,272,549
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$10,535,422 which represents 6.66% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2025.
(c) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $331,641, which was collateralized by $341,082
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% - 2.13%, and maturity dates
ranging from 10/15/2025 - 2/15/2043.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 94 9/2025 USD 10,168,156 49,717
Net contracts 49,717
Currency:
USD United States Dollar

20 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Inflation-Protected Securities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Inflation-Protected Securities Fund - July 31, 2025 (Unaudited) - Statement of Investments - 21
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,912,105 $ – $ 9,912,105
Collateralized Mortgage Obligations – 1,147,716 – 1,147,716
Futures Contracts 49,717 – – 49,717
Mortgage-Backed Securities – 1,454,488 – 1,454,488
U.S. Government Agency Security – 7,101,401 – 7,101,401
U.S. Treasury Obligations – 135,334,688 – 135,334,688
Total $ 49,717 $ 154,950,398 $ – $ 155,000,115

22 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 49,717
Total $ 49,717
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 23
Asset-Backed Securities 10.7%
Principal
Amount ($) Value ($)
Airlines 0.2%
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 392,517 398,268
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 591,922 561,624
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 626,921 638,856
Series 2024-1, Class AA,
5.45%, 2/15/2037 289,459 293,053
Series 2024-1, Class A,
5.88%, 2/15/2037 495,649 496,673
2,388,474
Automobiles 6.8%
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 80,743 80,795
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 397,174 399,759
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 730,000 733,163
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 740,166
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 817,100
Series 2022-2, Class A3,
4.38%, 4/18/2028 26,930 26,926
Series 2024-1, Class A3,
5.43%, 1/18/2029 605,000 609,665
AutoNation Finance Trust,
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 515,000 516,900
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,311,934
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 716,290
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 385,000 390,659
BMW Vehicle Lease Trust
Series 2024-2, Class A3,
4.18%, 10/25/2027 580,000 578,422
Series 2025-1, Class A3,
4.43%, 6/26/2028 400,000 400,796
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 355,000 355,469
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 215,724 216,144
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-2, Class A3,
5.84%, 6/15/2028 1,221,847 1,227,170
Series 2024-3, Class B,
5.37%, 10/16/2028 280,000 281,464
Series 2025-2, Class A3,
4.78%, 12/15/2028 965,000 965,826
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 649,933 651,952
Series 2024-4, Class A3,
4.60%, 10/15/2029 1,480,000 1,486,789
Series 2025-2, Class A3,
4.48%, 3/15/2030 680,000 682,055
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 250,000 252,183
Series 2025-A, Class A3,
4.77%, 9/17/2029 1,070,000 1,073,845
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 525,650 527,616
Series 2024-P2, Class A3,
5.33%, 7/10/2029 365,000 367,830
Series 2024-P4, Class A3,
4.64%, 1/10/2030 235,000 235,355
Series 2025-P2, Class A4,
4.75%, 6/10/2031 1,460,000 1,470,820
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 285,437 286,928
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 219,062 221,111
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 235,000 235,942
Credit Acceptance Auto Loan
Trust
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 310,626 311,793
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 103,459
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,200,000 1,220,959
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 1,630,000 1,640,729
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 815,000 813,461
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 174,319 174,390
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 330,000 333,210
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 41,857 41,806
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 1,365,000 1,368,573

24 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 246,590 247,886
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 243,578
Series 2024-3, Class A4,
5.06%, 3/20/2031(a) 460,000 467,057
Exeter Automobile
Receivables Trust
Series 2023-2A, Class B,
5.61%, 9/15/2027 20,213 20,218
Series 2024-3A, Class A3,
5.65%, 12/15/2027 467,054 467,896
Series 2025-2A, Class A3,
4.74%, 1/16/2029 1,780,000 1,783,435
Series 2024-4A, Class C,
5.48%, 8/15/2030 435,000 438,190
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 295,000 295,245
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 85,967 86,010
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 654,151
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 415,000 416,964
Ford Credit Auto Owner Trust,
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 958,171
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 443,893 446,027
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 270,000 270,233
Series 2024-2A, Class B,
5.77%, 11/15/2028(a) 660,000 665,425
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 395,000 396,400
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 435,000 437,429
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 446,308 449,735
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 336,608 335,809
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 423,233 423,334
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 114,879 115,771
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 530,000 529,456
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 300,000 301,961
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1, Class A3,
4.66%, 2/21/2028 560,000 562,338
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 537,666 538,520
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 845,000 856,860
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 855,000 864,992
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 834,498
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 435,000 438,041
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 510,000 511,220
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 440,000 442,616
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 195,000 196,191
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 265,158
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 345,000 344,921
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 905,000 908,118
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 290,000 292,046
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 554,403 558,609
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 365,000 365,742
Porsche Innovative Lease
Owner Trust, Series 2024-
2A, Class A3, 4.35%,
10/20/2027(a) 500,000 499,688
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 144,870 144,154
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 495,985
Santander Drive Auto
Receivables Trust
Series 2022-4, Class B,
4.42%, 11/15/2027 177,551 177,416
Series 2025-3, Class A2,
4.63%, 10/16/2028 1,135,000 1,135,628
Series 2024-5, Class A3,
4.62%, 11/15/2028 500,000 500,046

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 439,724
Series 2024-4, Class A3,
4.85%, 1/16/2029 575,000 576,041
Series 2024-3, Class A3,
5.63%, 1/16/2029 1,180,000 1,185,431
Series 2025-2, Class A3,
4.67%, 8/15/2029 1,230,000 1,233,316
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 680,648
Series 2023-1, Class C,
5.09%, 5/15/2030 1,255,000 1,259,476
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 482,651
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 227,331 227,766
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 845,000 849,282
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 205,000 205,056
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 462,447 464,955
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 280,000 280,668
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 280,000 281,570
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,450,000 1,454,434
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 210,000 209,977
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 79,913
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 500,000 502,242
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 380,000 382,740
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 1,515,000 1,517,795
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 990,000 992,192
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 820,000 830,112
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 450,000 450,360
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 525,402 528,281
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 363,640 366,614
Series 2024-3A, Class A1,
4.80%, 9/19/2039(a) 465,000 467,318
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 461,944 464,047
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 535,000 535,659
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 250,000 250,786
62,451,676
Consumer Finance 0.1%
Bridgecrest Lending Auto
Securitization Trust, Series
2025-3, Class A3, 4.83%,
1/15/2029 645,000 644,766
Credit Card 0.4%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 501,425
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 1,000,240
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,513,699
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 500,000 499,475
3,514,839
Equipment Loans & Leases 0.6%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 91,101 91,682
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 715,557 719,225
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 96,727 97,098
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 203,071
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 589,054 591,096
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 331,853 333,619
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 617,813 617,433
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 104,457 104,880
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 78,486 78,298

26 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 355,000 362,385
SCF Equipment Trust LLC,
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 615,000 625,793
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 1,440,000 1,472,449
5,297,029
Financial Services 0.2%
BHG Securitization Trust,
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 805,000 804,921
MetroNet Infrastructure Issuer
LLC, Series 2025-2A, Class
A2, 5.40%, 8/20/2055(a) 690,000 689,942
1,494,863
Other 2.4%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.86%,
7/20/2037(a)(b) 1,400,000 1,403,808
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 1,625,000 1,624,633
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 2,865,000 2,856,830
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 234,622 215,192
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.75%, 7/18/2037(a)(b) 2,250,000 2,259,684
BHG Securitization Trust,
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 102,214 104,332
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 405,000 409,047
CVS Pass-Through Trust,
6.94%, 1/10/2030 854,562 876,806
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 670,000 682,901
Frontier Issuer LLC
Series 2023-1, Class A2,
6.60%, 8/20/2053(a) 810,000 820,188
Series 2024-1, Class A2,
6.19%, 6/20/2054(a) 510,000 523,746
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 37,669 37,598
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.83%, 4/20/2037(a)(b) 1,400,000 1,408,252
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.78%, 8/15/2037(a)(b) 1,500,000 1,502,082
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 170,414 172,759
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,111,441
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 912,368 909,213
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 192,749 193,562
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 284,920
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 395,000 402,032
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 419,153 421,392
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 545,000 544,992
Wise CLO Ltd., Series
2024-2A, Class A, 5.78%,
7/15/2037(a)(b) 1,500,000 1,502,605
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 1,835,000 1,873,197
22,141,212
Student Loan 0.0%
†
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 144,865 137,409
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 52,090 48,332
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 8,679 8,655
194,396
Total Asset-Backed Securities
(cost $97,940,533)
98,127,255

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 27
Collateralized Mortgage Obligations 1.1%
Principal
Amount ($) Value ($)
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 1,188 1,170
FHLMC REMIC
Series 5065, Class HI, IO,
4.75%, 4/15/2042(b) 1,392,237 215,905
Series 5065, Class EI, IO,
5.35%, 11/25/2044(b) 298,964 55,716
Series 5094, Class , IO,
1.41%, 12/15/2048(b) 783,705 51,759
Series 5214, Class BI, IO,
0.89%, 4/25/2052(b) 95,470 3,570
FNMA REMIC
Series 2004-29, Class PS,
IO, 3.14%, 5/25/2034(b) 724,159 83,837
Series 2016-32, Class SA,
IO, 1.64%, 10/25/2034(b) 3,205,836 269,826
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,579,400 246,564
Series 2010-57, Class SA,
IO, 1.99%, 6/25/2040(b) 1,010,496 100,373
Series 2010-63, Class SA,
IO, 2.04%, 6/25/2040(b) 856,919 83,974
Series 2010-118, Class SN,
IO, 2.14%, 10/25/2040(b) 4,534,030 637,241
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 237,618 31,953
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 187,461 29,530
Series 2021-24, Class , IO,
1.09%, 3/25/2059(b) 3,566,390 200,049
GNMA REMIC
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,129,188 461,029
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 380,234 25,117
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 135,428 12,909
Series 2012-H20, Class PT,
4.76%, 7/20/2062(b) 29,658 29,613
Series 2018-H02, Class ZJ,
4.30%, 10/20/2064(b) 426,029 415,524
Series 2017-H12, Class EZ,
5.48%, 6/20/2066(b) 69,090 69,016
Series 2017-H13, Class JZ,
5.09%, 5/20/2067(b) 114,256 113,739
Series 2017-H22, Class FD,
4.64%, 11/20/2067(b) 11,116 11,042
Series 2017-H25, Class FD,
4.59%, 12/20/2067(b) 17,224 17,037
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 327,334 1,714
Series 2019-H01, Class FT,
4.84%, 10/20/2068(b) 373,261 372,790
Series 2019-H07, Class BZ,
4.27%, 1/20/2069(b) 4,838,752 4,362,315
Series 2019-H05, Class FT,
4.57%, 4/20/2069(b) 272,864 273,364
Series 2019-H13, Class FT,
4.59%, 8/20/2069(b) 37,819 37,826
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H18, Class DF,
4.84%, 10/20/2069(b) 141,258 141,315
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 2,651,345 10,675
Series 2022-H09, Class GF,
5.05%, 4/20/2072(b) 1,536,015 1,534,790
Series 2022-H22, Class FE,
5.39%, 9/20/2072(b) 580,346 579,986
Total Collateralized Mortgage Obligations
(cost $10,640,634)
10,481,268
Commercial Mortgage-Backed Securities 3.5%
ALA Trust, Series 2025-
OANA, Class A, 6.08%,
6/15/2040(a)(b) 435,000 437,447
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 685,516
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 935,107
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,839,142
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,291,567
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 245,022
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,293,766
BBCMS Mortgage Trust
Series 2020-BID, Class A,
6.60%, 10/15/2037(a)(b) 1,095,000 1,094,658
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,287,203
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(b) 570,000 596,940
BPR Trust, Series 2021-
NRD, Class A, 5.87%,
12/15/2038(a)(b) 815,000 808,969
BX Trust
Series 2024-VLT4, Class A,
5.83%, 7/15/2029(a)(b) 785,000 785,491
Series 2025-VLT7, Class A,
6.00%, 7/15/2044(a)(b) 2,935,000 2,945,085
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 850,732
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 185,000 186,837
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 67,669 64,947

28 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 709,056
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 306,452
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 942,450
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 405,885
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 472,347 27,755
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,755,877 101,151
Series K145, Class X1, IO,
0.32%, 5/25/2032(b) 1,473,844 29,171
Series K146, Class X1, IO,
0.23%, 6/25/2032(b) 4,993,859 77,736
Series K147, Class X1, IO,
0.36%, 6/25/2032(b) 3,855,942 89,612
Series K149, Class X1, IO,
0.26%, 8/25/2032(b) 6,226,674 114,918
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,417,731 114,449
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 8,917,088 32,375
Series K-1513, Class X1,
IO, 0.85%, 8/25/2034(b) 954,295 49,398
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,779,433 208,434
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,593,066 54,002
FNMA ACES REMIC
Series 2020-M33, Class X,
IO, 2.00%, 6/25/2028(b) 669,816 14,714
Series 2020-M37, Class X,
IO, 0.98%, 4/25/2032(b) 1,111,724 41,164
Series 2020-M43, Class X1,
IO, 1.88%, 8/25/2034(b) 4,654,278 263,138
Series 2020-M36, Class X1,
IO, 1.30%, 9/25/2034(b) 735,395 42,846
GNMA REMIC
Series 2018-82, Class , IO,
0.46%, 5/16/2058(b) 8,717,090 254,720
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 781,324 45,359
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,704,657 154,766
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 2,500,172 198,701
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,606,088 183,756
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,395,650 152,266
Series 2020-128, Class , IO,
0.92%, 10/16/2062(b) 1,368,893 90,664
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,089,256 127,478
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 2,877,881 197,596
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,195,283 163,712
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,893,005 189,127
Series 2021-151, Class , IO,
0.91%, 4/16/2063(b) 3,242,294 222,831
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,765,835 254,733
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 649,288 47,521
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,665,484 240,915
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,516,860 201,585
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 1,981,146 113,898
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,399,368 146,396
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 356,700
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 995,385 864,456
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 384,178
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 2,012,564
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.94%,
1/15/2042(a)(b) 605,000 602,353
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 771,903
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
5.89%, 2/15/2039(a)(b) 1,495,000 1,491,276
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 7.50%,
11/15/2027(a)(b) 566,085 342,085
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.58%,
12/15/2039(a)(b) 525,000 525,492
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,896,552

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 29
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,320,200
Total Commercial Mortgage-Backed
Securities
(cost $34,049,013) 32,526,918
Corporate Bonds 37.3%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 550,000 510,767
3.25%, 2/1/2035(d) 500,000 422,720
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 320,275
General Electric Co. ,
4.30%, 7/29/2030(d) 660,000 656,851
Lockheed Martin Corp. ,
4.40%, 8/15/2030 1,415,000 1,410,194
4.07%, 12/15/2042(d) 150,000 125,074
Northrop Grumman Corp. ,
4.65%, 7/15/2030(d) 540,000 543,333
RTX Corp. ,
4.13%, 11/16/2028(d) 1,150,000 1,141,888
5,131,102
Automobile Components 0.1%
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,074,576
Automobiles 1.4%
General Motors Co. ,
5.63%, 4/15/2030(d) 1,560,000 1,600,215
Honda Motor Co. Ltd. ,
4.69%, 7/8/2030 2,940,000 2,941,846
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 366,151
1.80%, 1/10/2028(a) 140,000 130,928
5.15%, 3/27/2030(a)(d) 1,050,000 1,061,938
5.40%, 6/23/2032(a) 705,000 715,772
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 2,930,000 2,936,733
Nissan Motor Acceptance Co.
LLC ,
5.55%, 9/13/2029(a) 705,000 687,413
Stellantis Finance US, Inc. ,
6.45%, 3/18/2035(a)(d) 940,000 940,786
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a) 1,100,000 1,111,933
12,493,715
Banks 9.0%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 500,000 509,095
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 719,297
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(e) 990,000 973,845
(SOFR + 1.84%), 5.87%,
9/15/2034(e) 400,000 421,389
(SOFR + 1.91%), 5.43%,
8/15/2035(e) 425,000 425,766
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,020,656
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 575,000 582,720
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 1,088,453
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 540,000 549,290
Barclays plc ,
(SOFR + 1.23%), 5.37%,
2/25/2031(e) 925,000 944,976
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(e) 200,000 203,741
(SOFR + 1.68%), 5.09%,
5/9/2031(a)(e) 1,900,000 1,918,355
CaixaBank SA ,
(SOFR + 1.36%), 4.88%,
7/3/2031(a)(e) 1,225,000 1,227,741
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 635,000 644,569
(SOFR + 1.03%), 4.86%,
3/30/2029(d)(e) 2,100,000 2,116,852
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 1,450,000 1,455,921
4.91%, 5/29/2030 610,000 619,570
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d)(e) 2,925,000 2,927,972
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(e) 865,000 876,131
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(e) 395,000 390,844
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(d)(e) 295,000 303,336
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028(d) 835,000 839,802
3.78%, 3/14/2032(a) 550,000 510,296

30 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.99%, 5/27/2031(a)(e) 2,250,000 2,273,134
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(e) 1,315,000 1,332,284
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 270,000 270,477
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.02%, 3/4/2031(a)(d)(e) 1,435,000 1,449,021
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(e) 1,115,000 1,109,738
(SOFR + 1.05%), 4.85%,
11/5/2030(a)(e) 445,000 450,273
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 413,188
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(e) 430,000 432,590
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 585,000 591,150
(SOFR + 1.57%), 5.24%,
5/13/2031(e) 1,465,000 1,491,812
HSBC USA, Inc. ,
4.65%, 6/3/2028 750,000 753,685
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 475,000 496,961
(SOFR + 1.28%), 5.27%,
1/15/2031(d)(e) 295,000 301,150
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,035,809
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(d)(e) 425,000 428,674
JPMorgan Chase & Co. ,
(SOFR + 1.34%), 4.95%,
10/22/2035(e) 1,300,000 1,285,612
(SOFR + 1.64%), 5.58%,
7/23/2036(d)(e) 1,620,000 1,640,987
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
4.93%, 10/16/2030(a)(e) 455,000 458,316
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
4.82%, 6/13/2029(e) 1,370,000 1,378,076
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(e) 860,000 869,844
(SOFR + 1.61%), 5.39%,
1/16/2036(e) 915,000 911,678
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.82%),
5.10%, 5/13/2031(e) 920,000 934,479
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(e) 2,090,000 2,085,535
Morgan Stanley Private Bank
NA ,
(SOFR + 1.08%), 4.73%,
7/18/2031(e) 1,805,000 1,813,137
National Bank of Canada ,
4.50%, 10/10/2029 990,000 985,998
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
5.11%, 5/23/2031(e) 2,070,000 2,101,323
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 1,495,000 1,507,923
Royal Bank of Canada ,
(SOFR + 0.89%), 0.00%,
8/6/2029(e) 4,205,000 4,207,755
(SOFR + 1.10%), 4.97%,
8/2/2030(d)(e) 15,000 15,217
(SOFR + 1.03%), 5.15%,
2/4/2031(e) 1,975,000 2,014,175
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.52%), 5.69%,
4/15/2031(e) 935,000 967,663
Societe Generale SA ,
5.25%, 2/19/2027(a) 305,000 307,283
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(e) 2,595,000 2,646,636
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.35%),
5.24%, 5/13/2031(a)(d)(e) 1,915,000 1,944,545
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.19%), 4.66%,
7/8/2031(e) 1,995,000 1,994,316
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a)(d) 675,000 683,163

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a) 1,495,000 1,500,734
Swedbank AB ,
6.14%, 9/12/2026(a) 510,000 518,840
5.41%, 3/14/2029(a) 725,000 744,842
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028(d) 3,625,000 3,639,870
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 1,905,000 1,902,239
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d)(e) 90,000 97,149
(SOFR + 1.31%), 5.07%,
5/20/2031(e) 1,790,000 1,814,609
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(e) 1,090,000 1,086,106
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d)(e) 1,470,000 1,469,376
Wells Fargo & Co. ,
3.00%, 4/22/2026 700,000 692,805
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 750,000 686,573
(SOFR + 1.74%), 5.60%,
4/23/2036(d)(e) 920,000 947,558
Westpac Banking Corp. ,
4.35%, 7/1/2030 1,370,000 1,369,616
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 1,095,546
82,420,087
Beverages 0.5%
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 144,047
5.30%, 5/15/2048(a) 160,000 141,340
Bacardi-Martini BV ,
5.55%, 2/1/2030(a)(d) 1,610,000 1,653,716
PepsiCo, Inc. ,
5.00%, 7/23/2035 2,110,000 2,114,292
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a)(d) 400,000 407,173
4,460,568
Biotechnology 0.2%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 325,000 320,313
Biogen, Inc. ,
6.45%, 5/15/2055 1,205,000 1,233,090
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 540,000 525,605
2,079,008
Capital Markets 4.2%
Antares Holdings LP ,
3.75%, 7/15/2027(a)(d) 655,000 628,885
6.35%, 10/23/2029(a) 440,000 443,547
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(a) 710,000 710,848
6.55%, 3/15/2032(a) 545,000 558,929
Ares Capital Corp. ,
5.80%, 3/8/2032 570,000 569,031
Ares Strategic Income Fund ,
5.70%, 3/15/2028 580,000 583,044
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 615,000 596,530
5.95%, 3/15/2030 205,000 203,790
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 805,000 813,494
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(d)(e) 640,000 641,970
(SOFR + 0.89%), 4.94%,
2/11/2031(e) 1,415,000 1,441,108
BGC Group, Inc. ,
6.15%, 4/2/2030(a) 430,000 435,056
Blackstone Secured Lending
Fund ,
5.35%, 4/13/2028 175,000 176,403
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 305,000 315,737
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 560,000 592,851
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 645,000 660,535
Brookfield Finance, Inc. ,
4.35%, 4/15/2030(d) 600,000 592,944
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 472,704
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a) 390,000 393,405
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(e) 1,775,000 1,804,548
(SOFR + 1.30%), 0.00%,
8/4/2031(e) 1,010,000 1,011,672
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 917,218
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 365,416
6.13%, 1/15/2030(d) 565,000 566,952
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d)(e) 1,055,000 1,061,193
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(e) 1,300,000 1,300,257
(SOFR + 0.80%), 1.43%,
3/9/2027(e) 750,000 735,375
(SOFR + 0.82%), 1.54%,
9/10/2027(e) 150,000 144,958

32 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.21%), 5.05%,
7/23/2030(d)(e) 880,000 894,159
(SOFR + 1.58%), 5.22%,
4/23/2031(e) 820,000 838,477
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 695,000 676,864
6.00%, 7/15/2029(d) 210,000 213,228
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a) 300,000 298,855
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 796,850
6.00%, 6/16/2030 345,000 345,015
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 815,000 816,737
6.25%, 9/30/2029 40,000 40,886
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 670,000 693,177
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(f) 4,000,000 2,400
LPL Holdings, Inc. ,
5.15%, 6/15/2030 1,210,000 1,223,893
Main Street Capital Corp. ,
3.00%, 7/14/2026 345,000 338,508
6.50%, 6/4/2027 540,000 550,896
Marex Group plc ,
5.83%, 5/8/2028 1,105,000 1,116,554
6.40%, 11/4/2029 650,000 666,563
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(e) 1,445,000 1,447,888
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 1,695,000 1,736,305
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 600,000 600,077
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030 575,000 578,525
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 380,000 379,810
New Mountain Finance Corp. ,
6.20%, 10/15/2027 350,000 354,290
6.88%, 2/1/2029 245,000 250,859
Oaktree Strategic Credit Fund ,
6.19%, 7/15/2030(a) 300,000 301,697
S&P Global, Inc. ,
2.90%, 3/1/2032 400,000 361,486
Sixth Street Lending Partners ,
6.50%, 3/11/2029 575,000 592,607
UBS AG ,
5.00%, 7/9/2027 415,000 419,947
UBS Group AG ,
4.13%, 9/24/2025(a) 1,000,000 999,041
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 2,006,599
38,280,593
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.4%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 405,889
Eastman Chemical Co. ,
5.00%, 8/1/2029 470,000 475,285
LYB International Finance III
LLC ,
5.50%, 3/1/2034(d) 865,000 855,990
Sherwin-Williams Co. (The) ,
5.15%, 8/15/2035 1,720,000 1,715,780
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a) 600,000 614,699
4,067,643
Commercial Services & Supplies 0.1%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 1,020,000 1,028,776
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
4.85%, 8/15/2030 460,000 463,120
Consumer Finance 1.5%
AerCap Ireland Capital DAC ,
5.38%, 12/15/2031 255,000 259,981
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(d)(e) 690,000 702,729
(SOFR + 1.78%), 5.55%,
7/31/2033(e) 2,840,000 2,843,938
American Express Co. ,
(SOFR + 1.22%), 4.92%,
7/20/2033(e) 1,230,000 1,233,963
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 1,030,000 1,034,633
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d)(e) 685,000 705,540
(SOFR + 2.64%), 6.31%,
6/8/2029(e) 180,000 188,045
Ford Motor Credit Co. LLC ,
6.53%, 3/19/2032 650,000 661,724
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 520,000 521,169
5.05%, 4/4/2028(d) 825,000 833,137
5.45%, 7/15/2030(d) 730,000 742,578
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 855,000 862,977
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a) 1,125,000 1,141,499
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d)
(e) 545,000 560,142

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial,
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 520,000 523,617
(SOFR + 2.07%), 6.00%,
7/29/2036(e) 195,000 195,587
Toyota Motor Credit Corp. ,
4.80%, 5/15/2030 620,000 628,890
13,640,149
Consumer Staples Distribution & Retail 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 459,675 487,622
Target Corp. ,
5.00%, 4/15/2035 1,735,000 1,732,646
2,220,268
Containers & Packaging 0.4%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028(a) 205,000 206,202
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 2,115,000 2,174,770
Sonoco Products Co. ,
4.60%, 9/1/2029 1,150,000 1,144,324
3,525,296
Distributors 0.1%
Genuine Parts Co. ,
4.95%, 8/15/2029(d) 840,000 850,471
LKQ Corp. ,
5.75%, 6/15/2028 510,000 522,094
1,372,565
Diversified REITs 0.1%
VICI Properties LP ,
4.75%, 4/1/2028(d) 630,000 633,563
WP Carey, Inc. ,
4.65%, 7/15/2030 730,000 725,604
1,359,167
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
2.55%, 12/1/2033(d) 174,000 145,078
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a)(d) 675,000 691,065
Verizon Communications, Inc. ,
2.55%, 3/21/2031 974,000 872,352
1,708,495
Electric Utilities 2.3%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 525,000 529,460
4.25%, 6/15/2028(a)(d) 2,000,000 1,969,235
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 750,000 750,119
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(e) 765,000 737,692
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 550,000 555,814
DTE Electric Co. ,
5.20%, 4/1/2033(d) 825,000 847,291
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033(d) 865,000 882,249
Edison International ,
4.70%, 8/15/2025 840,000 839,871
Entergy Corp. ,
0.90%, 9/15/2025 555,000 552,459
Evergy, Inc. ,
2.90%, 9/15/2029(d) 1,020,000 954,604
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,565,451
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a) 1,000,000 986,606
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 246,617
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 149,056
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 335,590
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 1,090,000 1,095,349
NSTAR Electric Co. ,
4.85%, 3/1/2030(d) 535,000 542,664
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 440,000 442,474
6.15%, 3/1/2055 1,280,000 1,225,829
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 15,000 14,678
Public Service Co. of
Colorado ,
5.85%, 5/15/2055 980,000 975,078
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 845,000 846,962
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 408,844
Southwestern Public Service
Co. ,
5.30%, 5/15/2035 980,000 982,770
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 200,000 199,892
5.00%, 7/31/2027(a) 85,000 84,545
4.30%, 7/15/2029(a)(d) 1,000,000 984,369
Wisconsin Public Service
Corp. ,
4.55%, 12/1/2029 345,000 347,882
Xcel Energy, Inc. ,
4.75%, 3/21/2028 355,000 357,131
21,410,581
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. ,
4.38%, 6/12/2028 1,610,000 1,613,760

34 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc. ,
5.15%, 8/21/2029(d) 840,000 851,639
CDW LLC ,
3.28%, 12/1/2028 665,000 634,921
Flex Ltd. ,
6.00%, 1/15/2028 570,000 586,061
Tyco Electronics Group SA ,
4.63%, 2/1/2030(d) 1,040,000 1,048,759
4,735,140
Energy Equipment & Services 0.1%
Helmerich & Payne, Inc. ,
5.50%, 12/1/2034(d) 890,000 820,982
Entertainment 0.1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028(d) 685,000 694,081
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032 291,000 244,364
938,445
Financial Services 0.7%
Atlas Warehouse Lending Co.
LP ,
6.25%, 1/15/2030(a) 465,000 469,099
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,050,000 1,084,868
Nationwide Building Society ,
(SOFR + 1.06%), 4.65%,
7/14/2029(a)(e) 1,635,000 1,635,505
5.13%, 7/29/2029(a)(d) 1,175,000 1,199,819
NTT Finance Corp. ,
5.50%, 7/16/2035(a) 1,185,000 1,203,365
Synchrony Bank ,
5.40%, 8/22/2025 890,000 889,833
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 230,088
6,712,577
Food Products 0.5%
General Mills, Inc. ,
4.88%, 1/30/2030(d) 545,000 551,668
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032 111,000 101,516
5.75%, 4/1/2033(d) 610,000 625,539
6.25%, 3/1/2056(a) 2,945,000 2,919,997
4,198,720
Gas Utilities 0.1%
Atmos Energy Corp. ,
5.20%, 8/15/2035(d) 920,000 926,602
Ground Transportation 0.3%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 1,600,000 1,569,169
JB Hunt Transport Services,
Inc. ,
4.90%, 3/15/2030(d) 1,155,000 1,170,991
Ryder System, Inc. ,
5.00%, 3/15/2030 420,000 425,425
3,165,585
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.5%
Cardinal Health, Inc. ,
5.00%, 11/15/2029(d) 1,595,000 1,620,725
CVS Health Corp. ,
5.00%, 2/20/2026 1,000,000 1,000,864
McKesson Corp. ,
5.25%, 5/30/2035 1,225,000 1,238,946
UnitedHealth Group, Inc. ,
5.95%, 6/15/2055(d) 545,000 545,070
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(d) 445,000 438,779
4,844,384
Health Care REITs 0.4%
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 172,920
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 1,515,000 1,519,811
Welltower OP LLC ,
5.13%, 7/1/2035 1,595,000 1,589,482
3,282,213
Health Care Technology 0.0%
†
IQVIA, Inc. ,
5.70%, 5/15/2028 430,000 440,105
Hotel & Resort REITs 0.2%
Host Hotels & Resorts LP ,
5.70%, 6/15/2032 1,790,000 1,815,780
Hotels, Restaurants & Leisure 0.2%
Hyatt Hotels Corp. ,
5.25%, 6/30/2029 670,000 681,708
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 1,515,000 1,539,110
2,220,818
Household Durables 0.3%
Lennar Corp. ,
5.20%, 7/30/2030(d) 1,085,000 1,105,339
MDC Holdings, Inc. ,
3.97%, 8/6/2061 600,000 427,854
Toll Brothers Finance Corp. ,
5.60%, 6/15/2035 935,000 939,493
2,472,686
Independent Power and Renewable Electricity Producers
0.2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 297,473
Calpine Corp. ,
4.50%, 2/15/2028(a) 85,000 84,076
PSEG Power LLC ,
5.20%, 5/15/2030(a)(d) 980,000 1,001,319
1,382,868
Industrial Conglomerates 0.1%
3M Co. ,
4.80%, 3/15/2030 1,235,000 1,248,992

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs 0.1%
LXP Industrial Trust ,
6.75%, 11/15/2028 900,000 949,526
Insurance 4.3%
American National Global
Funding ,
5.55%, 1/28/2030(a) 870,000 885,262
5.25%, 6/3/2030(a)(d) 1,180,000 1,186,555
American National Group,
Inc. ,
6.00%, 7/15/2035 1,560,000 1,569,304
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 725,000 449,960
Athene Global Funding ,
4.83%, 5/9/2028(a) 2,280,000 2,289,536
5.38%, 1/7/2030(a)(d) 630,000 642,054
Belrose Funding Trust II ,
6.79%, 5/15/2055(a) 1,255,000 1,284,036
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 1,005,000 1,016,345
5.65%, 6/10/2029(a) 700,000 708,005
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 665,000 661,334
5.20%, 6/24/2029(a) 800,000 815,410
4.85%, 6/6/2030(a)(d) 600,000 602,776
Equitable America Global
Funding ,
4.95%, 6/9/2030(a) 1,580,000 1,592,574
F&G Global Funding ,
5.88%, 6/10/2027(a) 555,000 566,723
Fortitude Group Holdings LLC ,
6.25%, 4/1/2030(a) 480,000 492,122
GA Global Funding Trust ,
2.25%, 1/6/2027(a) 985,000 951,496
4.40%, 9/23/2027(a) 180,000 179,342
5.50%, 4/1/2032(a)(d) 1,295,000 1,312,665
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 1,660,000 1,663,064
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 1,145,000 1,147,304
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 750,000 767,071
4.95%, 1/10/2030(a) 1,430,000 1,453,691
4.55%, 5/7/2030(a) 658,000 658,275
Mutual of Omaha Cos. Global
Funding ,
5.00%, 4/1/2030(a) 365,000 369,662
New York Life Global Funding ,
4.15%, 7/25/2028(a) 560,000 558,371
5.00%, 6/6/2029(a) 955,000 975,938
4.55%, 1/28/2033(a)(d) 750,000 736,962
NLG Global Funding ,
5.40%, 1/23/2030(a)(d) 1,335,000 1,372,381
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,112,944
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 1,425,000 1,437,543
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 405,000 402,201
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 520,000 521,028
Protective Life Global
Funding ,
4.80%, 6/5/2030(a) 1,095,000 1,102,780
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a) 1,990,000 2,001,670
Sammons Financial Group,
Inc. ,
6.88%, 4/15/2034(a) 675,000 724,480
SBL Holdings, Inc. ,
7.20%, 10/30/2034(a)(d) 875,000 852,696
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 723,769
Travelers Cos., Inc. (The) ,
5.70%, 7/24/2055 880,000 886,002
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 527,722
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 1,890,000 1,890,853
4.90%, 5/1/2030(a)(d) 400,000 402,819
39,494,725
Interactive Media & Services 0.0%
†
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 250,000 249,044
IT Services 0.3%
CGI, Inc. ,
4.95%, 3/14/2030(a) 1,835,000 1,857,140
DXC Technology Co. ,
2.38%, 9/15/2028(d) 1,160,000 1,078,840
2,935,980
Life Sciences Tools & Services 0.1%
Illumina, Inc. ,
4.65%, 9/9/2026(d) 620,000 619,685
Machinery 0.6%
CNH Industrial Capital LLC ,
4.75%, 3/21/2028 720,000 723,419
Cummins, Inc. ,
5.30%, 5/9/2035 2,090,000 2,116,021
Daimler Truck Finance North
America LLC ,
5.63%, 1/13/2035(a) 1,540,000 1,568,283
Weir Group, Inc. ,
5.35%, 5/6/2030(a) 930,000 942,078
5,349,801
Media 0.2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 655,000 683,269
Comcast Corp. ,
2.94%, 11/1/2056 208,000 120,165

36 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Cox Communications, Inc. ,
5.95%, 9/1/2054(a) 1,490,000 1,358,922
2,162,356
Metals & Mining 0.2%
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 720,000 731,448
Vale Overseas Ltd. ,
6.40%, 6/28/2054(d) 855,000 839,641
1,571,089
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Ladder Capital Finance
Holdings LLLP ,
5.50%, 8/1/2030(d) 655,000 655,946
Multi-Utilities 0.6%
Ameren Corp. ,
5.00%, 1/15/2029(d) 310,000 315,123
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 630,892
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
6.70%, 5/15/2055(e) 840,000 850,914
Dominion Energy, Inc. ,
4.60%, 5/15/2028 1,215,000 1,219,785
DTE Energy Co. ,
4.95%, 7/1/2027(d) 595,000 600,377
NiSource, Inc. ,
5.85%, 4/1/2055 1,965,000 1,938,397
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 274,072
5,829,560
Office REITs 0.1%
Cousins Properties LP ,
5.25%, 7/15/2030(d) 645,000 655,271
Oil, Gas & Consumable Fuels 1.7%
APA Corp. ,
6.75%, 2/15/2055(a) 855,000 803,745
Boardwalk Pipelines LP ,
5.95%, 6/1/2026(d) 263,000 264,791
Chevron USA, Inc. ,
4.69%, 4/15/2030 1,330,000 1,349,069
Enbridge, Inc. ,
4.90%, 6/20/2030(d) 665,000 670,835
Energy Transfer LP ,
4.75%, 1/15/2026(d) 500,000 499,972
5.50%, 6/1/2027(d) 1,000,000 1,014,120
Enterprise Products Operating
LLC ,
4.60%, 1/15/2031(d) 1,315,000 1,313,913
EOG Resources, Inc. ,
5.00%, 7/15/2032 1,165,000 1,173,756
Marathon Petroleum Corp. ,
5.15%, 3/1/2030(d) 1,005,000 1,023,554
MPLX LP ,
1.75%, 3/1/2026 696,000 684,271
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a)(d) 650,000 576,593
ONEOK, Inc. ,
5.85%, 1/15/2026 458,000 460,331
Raizen Fuels Finance SA ,
6.25%, 7/8/2032(a) 1,300,000 1,278,550
6.95%, 3/5/2054(a)(d) 235,000 219,489
Saudi Arabian Oil Co. ,
6.38%, 6/2/2055(a) 1,695,000 1,719,067
Targa Resources Corp. ,
6.13%, 5/15/2055 1,670,000 1,631,547
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,096,200
Viper Energy Partners LLC ,
5.70%, 8/1/2035 260,000 258,414
16,038,217
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 420,000 415,493
Delta Air Lines, Inc. ,
5.25%, 7/10/2030 595,000 600,607
1,016,100
Pharmaceuticals 0.1%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 366,703
Eli Lilly & Co. ,
4.75%, 2/12/2030(d) 555,000 565,429
932,132
Professional Services 0.2%
Automatic Data Processing,
Inc. ,
4.75%, 5/8/2032 1,475,000 1,489,226
Equifax, Inc. ,
5.10%, 6/1/2028 580,000 589,250
2,078,476
Residential REITs 0.2%
AvalonBay Communities, Inc. ,
5.00%, 8/1/2035 1,505,000 1,485,772
Retail REITs 0.1%
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 544,623
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc. ,
4.25%, 6/15/2028 1,675,000 1,674,972
Broadcom, Inc. ,
4.90%, 7/15/2032 3,220,000 3,229,928
3.42%, 4/15/2033(a) 400,000 361,847
Microchip Technology, Inc. ,
5.05%, 2/15/2030(d) 630,000 637,582
Micron Technology, Inc. ,
6.75%, 11/1/2029(d) 445,000 478,787
5.80%, 1/15/2035 955,000 979,201
QUALCOMM, Inc. ,
5.00%, 5/20/2035 1,815,000 1,818,170
9,180,487

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.0%
†
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 131,951
Specialized REITs 0.4%
Crown Castle, Inc. ,
4.45%, 2/15/2026 70,000 69,906
3.70%, 6/15/2026 630,000 624,806
CubeSmart LP ,
4.00%, 11/15/2025 126,000 125,643
3.13%, 9/1/2026 450,000 442,452
Extra Space Storage LP ,
5.70%, 4/1/2028 260,000 267,227
2.20%, 10/15/2030(d) 850,000 752,204
Public Storage Operating Co. ,
4.38%, 7/1/2030 1,650,000 1,639,830
3,922,068
Specialty Retail 0.1%
AutoNation, Inc. ,
4.50%, 10/1/2025 675,000 674,178
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp. ,
5.50%, 6/13/2030 1,855,000 1,868,519
Ralph Lauren Corp. ,
5.00%, 6/15/2032 1,105,000 1,119,237
2,987,756
Tobacco 0.3%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 968,409
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a) 1,460,000 1,456,889
Philip Morris International,
Inc. ,
5.38%, 2/15/2033(d) 250,000 256,561
2,681,859
Trading Companies & Distributors 0.3%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 844,540
6.50%, 7/18/2028(a) 155,000 161,938
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 885,000 891,293
GATX Corp. ,
5.40%, 3/15/2027 325,000 328,599
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 575,000 586,358
2,812,728
Water Utilities 0.1%
Essential Utilities, Inc. ,
4.80%, 8/15/2027(d) 580,000 584,135
Wireless Telecommunication Services 0.2%
SoftBank Corp. ,
4.70%, 7/9/2030(a) 1,380,000 1,375,996
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc. ,
3.30%, 2/15/2051(d) 500,000 331,722
1,707,718
Total Corporate Bonds
(cost $346,263,170)
343,192,789
Foreign Government Security 0.2%
MEXICO 0.2%
United Mexican States ,
5.85%, 7/2/2032 1,740,000 1,750,440
Total Foreign Government Security
(cost $1,739,121)
1,750,440
Mortgage-Backed Securities 18.3%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,156,722 908,150
Pool# SD8200
2.50%, 3/1/2052 1,822,058 1,499,579
Pool# SD8205
2.50%, 4/1/2052 16,613,811 13,672,760
Pool# QE0012
2.50%, 4/1/2052 1,559,472 1,282,674
Pool# QE0764
3.00%, 4/1/2052 4,639,037 3,973,928
Pool# QE2352
2.50%, 5/1/2052 1,201,889 985,406
Pool# SD8219
2.50%, 6/1/2052 964,925 793,062
Pool# QE4044
2.50%, 6/1/2052 547,824 450,056
Pool# SD2088
3.50%, 6/1/2052 8,892,742 7,955,525
Pool# SD2254
3.50%, 7/1/2052 843,463 758,614
Pool# RA7672
4.50%, 7/1/2052 2,954,905 2,808,735
Pool# SD8234
2.50%, 8/1/2052 5,079,557 4,167,901
Pool# SD8237
4.00%, 8/1/2052 2,923,072 2,701,635
Pool# SD8271
2.50%, 10/1/2052 867,237 711,611
Pool# SD8255
3.50%, 10/1/2052 854,109 764,320
Pool# QF1212
4.00%, 10/1/2052 3,844,623 3,552,435
Pool# SD8288
5.00%, 1/1/2053 3,371,863 3,297,517
Pool# SD8302
6.50%, 2/1/2053 300,213 310,862
Pool# SD8309
6.00%, 3/1/2053 371,243 376,778
Pool# SD2921
4.50%, 5/1/2053 469,298 448,460

38 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD6706
4.50%, 1/1/2054 5,647,786 5,365,155
Pool# SD8409
6.00%, 3/1/2054 6,000,000 6,083,834
Pool# SD8461
5.00%, 9/1/2054 1,917,868 1,869,045
Pool# SD8491
5.00%, 12/1/2054 3,946,018 3,841,796
Pool# QX2607
5.50%, 1/1/2055 2,891,690 2,890,445
Pool# SL1788
5.50%, 6/1/2055 5,000,000 4,988,038
Pool# SL1790
6.00%, 6/1/2055 3,000,000 3,093,420
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,141,502 1,184,931
Pool# AN8477
3.40%, 2/1/2033 1,927,903 1,787,540
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,694,199
Pool# 310240
3.50%, 11/1/2043 4,647,990 4,281,263
Pool# BF0673
2.50%, 6/1/2062 2,931,250 2,298,295
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 878,450 817,274
Pool# FM1776
3.00%, 10/1/2034 255,902 246,554
Pool# FS1360
3.00%, 4/1/2037 910,994 862,586
Pool# BC0180
4.00%, 1/1/2046 584,409 549,655
Pool# BC9003
3.00%, 11/1/2046 86,165 75,892
Pool# AS8483
3.00%, 12/1/2046 68,062 59,642
Pool# MA2863
3.00%, 1/1/2047 368,666 324,292
Pool# BM2003
4.00%, 10/1/2047 349,184 328,090
Pool# MA3209
3.00%, 12/1/2047 1,154,543 1,009,351
Pool# MA3275
3.00%, 2/1/2048 1,012,251 883,748
Pool# CA2208
4.50%, 8/1/2048 1,117,845 1,074,199
Pool# CA2469
4.00%, 10/1/2048 83,010 77,840
Pool# BN0906
4.00%, 11/1/2048 903,644 847,462
Pool# CA3866
3.50%, 7/1/2049 1,533,600 1,386,135
Pool# BP5783
3.00%, 5/1/2050 4,240,171 3,671,953
Pool# MA4210
2.50%, 12/1/2050 816,801 674,516
Pool# MA4491
1.50%, 12/1/2051 1,255,188 931,938
Pool# MA4562
2.00%, 3/1/2052 1,905,126 1,495,729
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2122
3.00%, 3/1/2052 1,182,174 1,015,866
Pool# BU8944
3.00%, 4/1/2052 4,156,087 3,563,098
Pool# CB3496
3.00%, 5/1/2052 4,917,690 4,217,091
Pool# MA4623
2.50%, 6/1/2052 549,292 451,299
Pool# BU8730
2.50%, 6/1/2052 317,263 261,031
Pool# MA4624
3.00%, 6/1/2052 1,012,385 867,944
Pool# FS5493
2.50%, 7/1/2052 3,693,726 3,033,673
Pool# MA4652
2.50%, 7/1/2052 355,153 291,804
Pool# MA4653
3.00%, 7/1/2052 4,704,801 4,033,061
Pool# MA4743
2.50%, 8/1/2052 345,587 283,340
Pool# FS3497
3.50%, 8/1/2052 4,521,144 4,053,128
Pool# MA4732
4.00%, 9/1/2052 6,247,274 5,773,682
Pool# MA4733
4.50%, 9/1/2052 1,621,027 1,540,524
Pool# MA4782
3.50%, 10/1/2052 4,289,182 3,838,078
Pool# MA4805
4.50%, 11/1/2052 1,336,326 1,270,059
Pool# MA4980
6.00%, 4/1/2053 546,118 555,482
Pool# DA1019
6.50%, 9/1/2053 96,037 99,535
Pool# MA5248
6.50%, 1/1/2054 1,839,281 1,897,286
Pool# CB8422
6.00%, 2/1/2054 1,846,271 1,873,067
Pool# MA5273
6.50%, 2/1/2054 759,463 783,247
Pool# MA5552
5.00%, 12/1/2054 2,000,000 1,947,176
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.50%, 8/25/2055 2,300,000
2,287,823
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 2,175 2,181
Pool# 399109
7.50%, 2/15/2027 1,118 1,120
Pool# 445661
7.50%, 7/15/2027 930 934
Pool# 443887
7.50%, 8/15/2027 1,624 1,632
Pool# 455381
7.50%, 8/15/2027 332 334
Pool# 450591
7.50%, 8/15/2027 20 20
Pool# 446699
6.00%, 8/15/2028 2,459 2,488
Pool# 482748
6.00%, 9/15/2028 13,843 13,974

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781029
6.50%, 5/15/2029 16,296 16,679
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 4,564,782 3,990,303
Pool# MA8098
3.00%, 6/20/2052 4,322,005 3,778,086
Pool# MA8099
3.50%, 6/20/2052 1,442,438 1,300,684
Pool# MA8429
5.50%, 11/20/2052 580,589 584,442
Pool# MA8647
5.00%, 2/20/2053 400,984 393,050
Pool# MA8726
5.50%, 3/20/2053 1,822,085 1,826,456
Pool# MA8727
6.00%, 3/20/2053 410,222 418,543
Pool# MA8801
5.50%, 4/20/2053 2,440,453 2,448,468
Total Mortgage-Backed Securities
(cost $174,590,582)
167,831,513
Municipal Bonds 0.1%
District of Columbia 0.1%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 703,324
Massachusetts 0.0%
†
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 141,594 139,721
Total Municipal Bonds
(cost $834,906)
843,045
U.S. Government Agency Security 0.5%
FHLB, 4.75%, 3/10/2034 4,400,000 4,449,173
Total U.S. Government Agency Security
(cost $4,423,298)
4,449,173
U.S. Treasury Obligations 25.4%
U.S. Treasury Bonds
2.00%, 11/15/2041 13,365,000 9,112,737
2.38%, 2/15/2042 6,000,000 4,320,937
3.25%, 5/15/2042 3,500,000 2,864,668
3.38%, 8/15/2042 1,495,000 1,241,376
3.88%, 2/15/2043 3,670,000 3,249,814
3.88%, 5/15/2043 5,420,000 4,786,749
4.38%, 8/15/2043 10,030,000 9,454,450
4.75%, 11/15/2043 9,430,000 9,310,652
4.50%, 2/15/2044 3,795,000 3,625,114
4.63%, 5/15/2044 2,590,000 2,511,693
4.13%, 8/15/2044 3,895,000 3,526,801
4.63%, 11/15/2044 5,125,000 4,957,637
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.75%, 2/15/2045 5,085,000 4,998,396
5.00%, 5/15/2045 14,000,000 14,205,625
2.25%, 8/15/2046 2,100,000 1,359,668
2.25%, 8/15/2049 9,000,000 5,568,750
2.25%, 2/15/2052 9,500,000 5,716,328
2.88%, 5/15/2052 1,750,000 1,213,516
4.25%, 8/15/2054 3,155,000 2,837,528
4.50%, 11/15/2054 4,230,000 3,968,269
4.63%, 2/15/2055 (d) 8,270,000 7,922,401
4.75%, 5/15/2055 11,710,000 11,453,844
U.S. Treasury Notes
3.88%, 5/31/2027 30,010,000 29,958,420
3.75%, 6/30/2027 6,490,000 6,465,663
4.88%, 10/31/2028 3,990,000 4,107,674
4.00%, 5/31/2030 2,275,000 2,280,510
4.38%, 1/31/2032 37,255,000 37,816,735
4.25%, 5/15/2035 34,490,000 34,188,212
Total U.S. Treasury Obligations
(cost $244,913,879)
233,024,167
Short-Term Investments 2.0%
U.S. Treasury Obligations 2.0%
U.S. Treasury Bills
4.26%, 8/7/2025(d) 6,779,000 6,774,177
4.15%, 1/22/2026(d) 12,000,000 11,760,006
Total U.S. Treasury Obligations
(cost $18,538,937)
18,534,183
Total Short-Term Investments
(cost $18,538,937)
18,534,183
Repurchase Agreements 4.6%
CF Secured, LLC
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $6,746,111,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$6,881,034. (g) 6,745,298 6,745,298
Santander US Capital
Markets
4.35%, dated 7/31/2025,
due 8/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$1,020,124. (g) 1,000,000 1,000,000

40 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $18,002,180,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$18,362,224. (g) 18,000,000 18,000,000
Societe Generale
4.35%, dated 7/31/2025,
due 8/1/2025, repurchase
price $17,002,054,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 4.50%, maturing
2/15/2038 - 2/15/2052;
total market value
$17,340,002. (g) 17,000,000 17,000,000
Total Repurchase Agreements
(cost $42,745,298)
42,745,298
Total Investments
(cost $976,679,371) — 103.7%
953,506,049
Liabilities in excess of other
assets — (3.7)% (34,333,943)
NET ASSETS — 100.0%
$ 919,172,106
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$204,580,102 which represents 22.26% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2025.
(d) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $60,396,906, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $42,745,298 and by $19,478,394 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/31/2025 - 2/15/2055, a total value of $62,223,692.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2025.
(f) Security in default.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $42,745,298.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 41
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 29 9/2025 USD 3,136,984 5,829
U.S. Treasury 10 Year Note 64 9/2025 USD 7,108,000 (66,112)
U.S. Treasury Long Bond 104 9/2025 USD 11,875,500 219,587
U.S. Treasury Ultra Bond 99 9/2025 USD 11,613,938 182,907
Total long contracts 342,211
Short Contracts
U.S. Treasury 10 Year Ultra Note (57) 9/2025 USD (6,445,453) (42,627)
Total short contracts (42,627)
Net contracts 299,584
Currency:
USD United States Dollar

42 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Loomis Core Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 43
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 98,127,255 $ – $ 98,127,255
Collateralized Mortgage Obligations – 10,481,268 – 10,481,268
Commercial Mortgage-Backed Securities – 32,526,918 – 32,526,918
Corporate Bonds – 343,192,789 – 343,192,789
Foreign Government Security – 1,750,440 – 1,750,440
Futures Contracts 408,323 – – 408,323
Mortgage-Backed Securities – 167,831,513 – 167,831,513
Municipal Bonds – 843,045 – 843,045
Repurchase Agreements – 42,745,298 – 42,745,298
Short-Term Investments – 18,534,183 – 18,534,183
U.S. Government Agency Security – 4,449,173 – 4,449,173
U.S. Treasury Obligations – 233,024,167 – 233,024,167
Total Assets $ 408,323 $ 953,506,049 $ – $ 953,914,372
Liabilities:
Futures Contracts $ (108,739) $ – $ – $ (108,739)
Total Liabilities $ (108,739) $ – $ – $ (108,739)
Total $ 299,584 $ 953,506,049 $ – $ 953,805,633

44 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 408,323
Total $ 408,323
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (108,739)
Total $ (108,739)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 45
Asset-Backed Securities 24.5%
Principal
Amount ($) Value ($)
Automobiles 16.6%
Ally Auto Receivables Trust,
Series 2022-3, Class A3,
5.07%, 4/15/2027 33,805 33,838
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 27,645 27,680
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 57,077 57,114
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 274,050 275,833
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 80,000 80,347
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 260,881
Series 2022-2, Class A3,
4.38%, 4/18/2028 9,063 9,062
Series 2024-1, Class A3,
5.43%, 1/18/2029 305,000 307,352
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 62,216 62,459
AutoNation Finance Trust,
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 120,000 120,108
Avis Budget Rental Car
Funding AESOP LLC,
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 100,000 100,528
BMW Vehicle Lease Trust,
Series 2025-1, Class A3,
4.43%, 6/26/2028 85,000 85,169
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 100,625 101,203
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 80,000 80,106
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 64,717 64,843
Series 2024-2, Class A3,
5.84%, 6/15/2028 248,511 249,594
Series 2024-3, Class B,
5.37%, 10/16/2028 45,000 45,235
Series 2025-2, Class A3,
4.78%, 12/15/2028 45,000 45,039
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 381,245 382,429
Series 2025-2, Class A2A,
4.59%, 7/17/2028 135,000 135,278
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 235,000 235,844
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 9,222 9,256
Series 2024-P2, Class A3,
5.33%, 7/10/2029 155,000 156,202
Series 2024-P4, Class A3,
4.64%, 1/10/2030 75,000 75,113
Series 2025-P2, Class A3,
4.55%, 8/12/2030 135,000 135,371
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 315,000 318,116
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 145,000 144,425
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 167,131 168,004
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 98,419 99,340
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 120,000 120,481
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 131,558
Series 2024-3A, Class A,
4.68%, 9/15/2034(a) 240,000 240,005
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 140,000 140,921
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 135,000 134,745
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 76,818 76,850
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 60,000 60,070
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 115,000 115,106
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 165,000 167,541
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 20,207 20,183
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 143,759 144,616
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 195,000 195,376
Series 2024-4A, Class C,
5.48%, 8/15/2030 65,000 65,477
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 55,000 54,995

46 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 375,275 377,914
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 332,101 329,985
Flagship Credit Auto Trust,
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 71,413 71,411
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 145,000 145,686
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 305,793 307,263
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 53,932 53,973
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 45,000 45,039
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 135,000 135,478
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 50,000 50,279
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 188,683 190,132
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 81,110 80,918
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 142,663 142,697
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 57,440 57,885
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 75,000 74,923
GM Financial Automobile
Leasing Trust
Series 2024-3, Class A3,
4.21%, 10/20/2027 125,000 124,726
Series 2025-1, Class A3,
4.66%, 2/21/2028 185,000 185,772
Harley-Davidson Motorcycle
Trust
Series 2024-A, Class A3,
5.37%, 3/15/2029 335,000 338,007
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 173,562
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 295,000 299,141
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 130,000 131,519
Honda Auto Receivables
Owner Trust, Series 2023-3,
Class A3, 5.41%, 2/18/2028 346,706 348,758
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 220,000 221,538
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 110,000 110,263
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 112,536 112,730
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 185,000 186,100
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 91,785
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 85,000 84,981
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 150,000 150,517
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 280,875 282,738
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 210,000 212,147
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 42,038 42,063
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 233,101 234,870
PenFed Auto Receivables
Owner Trust
Series 2022-A, Class A4,
4.18%, 12/15/2028(a) 48,897 48,843
Series 2024-A, Class A3,
4.70%, 6/15/2029(a) 125,000 125,254
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 135,000 135,032
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 45,804 45,578
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 500,994
Santander Drive Auto
Receivables Trust
Series 2024-3, Class A3,
5.63%, 1/16/2029 285,000 286,312
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 467,311
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 115,410
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 137,174
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 113,665 113,883
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 155,000 155,786
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 70,000 70,019

Nationwide Loomis Short Term Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 47
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 50,265 50,413
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 441,616 444,011
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 95,000 95,227
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 95,000 95,533
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 155,000 155,474
Toyota Auto Receivables
Owner Trust
Series 2023-C, Class A3,
5.16%, 4/17/2028 136,864 137,495
Series 2024-D, Class A3,
4.40%, 6/15/2029 100,000 100,074
Toyota Lease Owner Trust,
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 300,000 299,491
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 45,000 44,995
Volkswagen Auto Loan
Enhanced Trust, Series
2024-1, Class A2A, 4.65%,
11/22/2027 280,550 280,791
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 265,417 265,749
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 40,000 40,462
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 165,000 166,190
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 170,000 170,313
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 560,000 566,906
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 25,000 25,020
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 317,576 319,317
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 175,955 177,394
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 180,000 180,222
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 110,000 110,346
16,855,512
Asset-Backed Securities
Principal
Amount ($) Value ($)
Consumer Finance 0.0%
†
Bridgecrest Lending Auto
Securitization Trust, Series
2025-3, Class A3, 4.83%,
1/15/2029 35,000 34,987
Credit Card 1.5%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 610,000 613,745
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 415,000 415,297
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 145,000 145,930
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 105,000 105,544
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 126,246
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 66,113
1,472,875
Equipment Loans & Leases 2.3%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 46,520 46,816
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 64,007 64,289
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 187,957 189,016
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 592,581 594,636
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 740,000 743,050
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 96,758 96,984
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 232,728 233,967
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 98,399 99,236
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 51,107 50,985

48 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 74,420 74,796
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 170,000 173,831
2,367,606
Other 3.8%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 25,932 26,126
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 42,049 42,125
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 245,000 245,466
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 545,000 546,858
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 3,058 3,059
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 75,232 69,002
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 48,319 49,321
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 107,745 111,308
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 105,000 107,022
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 151,849 152,058
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 89,806 91,193
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 100,573 101,728
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 85,207 86,379
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 369,113
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 305,428 304,372
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 52,042 52,262
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 122,108
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 101,136
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 179,637 180,597
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 111,392 111,491
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 115,000 114,998
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 268,371
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 575,000 578,656
Series 2024-8, Class A1A,
4.62%, 11/20/2030 25,000 25,198
3,859,947
Student Loan 0.3%
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 61,602 56,047
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 20,671 19,179
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 206,003 186,565
261,791
Total Asset-Backed Securities
(cost $24,829,757)
24,852,718
Collateralized Mortgage Obligations 0.2%
FHLMC REMIC, Series 3721,
Class PE, 3.50%, 9/15/2040 30,068 29,276
FNMA REMIC
Series 2012-100, Class WA,
1.50%, 9/25/2027 26,460 25,749
Series 2012-93, Class DP,
1.50%, 9/25/2027 18,936 18,440
GNMA REMIC
Series 2011-39, Class NE,
3.50%, 9/16/2039 26,863 26,093
Series 2010-H22, Class FE,
4.79%, 5/20/2059(b) 6,085 6,059
Series 2011-H11, Class FA,
4.94%, 3/20/2061(b) 33,506 33,560
Series 2012-H18, Class NA,
4.96%, 8/20/2062(b) 12,301 12,318
Series 2016-H13, Class FT,
5.02%, 5/20/2066(b) 1,685 1,691
Series 2017-H25, Class FD,
4.59%, 12/20/2067(b) 13,209 13,066

Nationwide Loomis Short Term Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 49
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H01, Class FT,
4.84%, 10/20/2068(b) 18,514 18,490
Series 2019-H13, Class FT,
4.59%, 8/20/2069(b) 30,758 30,763
Total Collateralized Mortgage Obligations
(cost $220,489)
215,505
Commercial Mortgage-Backed Securities 6.1%
ALA Trust, Series 2025-
OANA, Class A, 6.08%,
6/15/2040(a)(b) 60,000 60,337
AOA Mortgage Trust, Series
2021-1177, Class A, 5.33%,
10/15/2038(a)(b) 430,000 422,042
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 184,527
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 63,524
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
6.60%, 10/15/2037(a)(b) 425,000 424,867
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 328,807
BPR Trust
Series 2021-NRD, Class A,
5.87%, 12/15/2038(a)(b) 350,000 347,410
Series 2022-SSP, Class A,
7.34%, 5/15/2039(a)(b) 300,000 299,813
BX Trust
Series 2024-VLT4, Class A,
5.83%, 7/15/2029(a)(b) 100,000 100,063
Series 2025-VLT7, Class A,
6.00%, 7/15/2044(a)(b) 360,000 361,237
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 334,003
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
5.41%, 10/15/2038(a)(b) 245,000 244,081
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 361,425
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 145,702
DROP Mortgage Trust, Series
2021-FILE, Class A, 5.61%,
10/15/2043(a)(b) 315,000 304,763
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC, Series K531, Class
AS, 4.85%, 9/25/2029(b) 619,724 620,172
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 87,000
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 336,604 292,328
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 215,000 213,636
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 15,812 15,796
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.94%,
1/15/2042(a)(b) 100,000 99,563
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 379,841 359,899
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 235,149
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 7.50%,
11/15/2027(a)(b) 290,692 175,665
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.58%,
12/15/2039(a)(b) 100,000 100,094
Total Commercial Mortgage-Backed
Securities
(cost $6,388,350) 6,181,903
Corporate Bonds 49.1%
Aerospace & Defense 0.8%
Boeing Co. (The) ,
6.30%, 5/1/2029 195,000 205,876
General Electric Co. ,
4.30%, 7/29/2030 75,000 74,642
Lockheed Martin Corp. ,
4.15%, 8/15/2028 505,000 503,705
784,223
Automobiles 1.6%
General Motors Co. ,
5.63%, 4/15/2030(c) 245,000 251,316
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 520,000 519,100
Hyundai Capital America ,
4.88%, 11/1/2027(a) 70,000 70,181
5.15%, 3/27/2030(a)(c) 175,000 176,990
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 215,000 215,494
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 185,000 183,612

50 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Stellantis Finance US, Inc. ,
5.75%, 3/18/2030(a) 255,000 255,491
1,672,184
Banks 12.8%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 200,000 203,638
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(d) 200,000 200,352
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d) 95,000 96,276
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 380,000 386,537
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(d) 455,000 456,685
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(d) 520,000 519,205
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027 190,000 192,863
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 235,000 236,886
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(d) 490,000 492,001
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d) 320,000 320,325
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(d) 100,000 101,287
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(d) 330,000 330,583
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d) 250,000 251,506
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(d) 350,000 353,680
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 185,000 193,553
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(c)(d) 255,000 256,301
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 281,730
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 235,000 235,276
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 215,000 219,724
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(d) 95,000 96,087
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(d) 370,000 369,210
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 400,000 407,166
Morgan Stanley Private Bank
NA ,
(SOFR + 1.08%), 4.73%,
7/18/2031(d) 250,000 251,127
National Australia Bank Ltd. ,
4.31%, 6/13/2028 325,000 325,749
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d) 435,000 438,627
NatWest Markets plc ,
4.79%, 3/21/2028(a) 205,000 206,772
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(d) 445,000 444,920
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(c)(d) 235,000 235,081
(SOFR + 0.89%), 0.00%,
8/6/2029(d) 465,000 465,305
Societe Generale SA ,
5.25%, 2/19/2027(a) 405,000 408,031
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.35%),
5.24%, 5/13/2031(a)(d) 215,000 218,317
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.19%), 4.66%,
7/8/2031(d) 355,000 354,878
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 310,000 314,469
4.38%, 5/23/2028(a) 330,000 331,266
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 289,940
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028 400,000 401,641
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d) 435,000 434,370

Nationwide Loomis Short Term Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d) 455,000 453,374
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d) 495,000 494,790
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 190,000 193,705
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 225,000 229,599
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(c) 305,000 308,317
13,001,149
Beverages 0.4%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a)(c) 280,000 287,603
PepsiCo, Inc. ,
4.30%, 7/23/2030 165,000 164,225
451,828
Biotechnology 0.3%
AbbVie, Inc. ,
4.65%, 3/15/2028(c) 335,000 338,063
Broadline Retail 0.4%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 361,721
Capital Markets 4.1%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 374,450
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(a) 70,000 70,084
6.55%, 3/15/2032(a) 90,000 92,300
Ares Capital Corp. ,
5.80%, 3/8/2032 95,000 94,839
Ares Strategic Income Fund ,
5.70%, 3/15/2028 95,000 95,499
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 60,000 59,646
BGC Group, Inc. ,
6.15%, 4/2/2030(a) 50,000 50,588
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 95,000 98,344
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 5,000 5,142
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(c) 110,000 112,649
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 110,000 116,848
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d) 345,000 350,747
FS KKR Capital Corp. ,
6.13%, 1/15/2030(c) 95,000 95,328
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 365,000 367,142
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 95,000 92,521
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a) 35,000 34,866
Hercules Capital, Inc. ,
3.38%, 1/20/2027 95,000 92,318
6.00%, 6/16/2030 35,000 35,002
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 95,000 95,203
6.25%, 9/30/2029 45,000 45,997
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(c) 115,000 118,978
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 300
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 127,553
6.50%, 6/4/2027 20,000 20,404
Marex Group plc ,
5.83%, 5/8/2028 100,000 101,046
6.40%, 11/4/2029 110,000 112,803
Morgan Stanley ,
(SOFR + 1.11%), 5.23%,
1/15/2031(d) 195,000 199,752
(SOFR + 1.51%), 5.19%,
4/17/2031(d) 105,000 107,258
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030 60,000 60,368
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 45,000 44,977
New Mountain Finance Corp. ,
6.20%, 10/15/2027 40,000 40,490
6.88%, 2/1/2029 60,000 61,435
Oaktree Strategic Credit Fund ,
6.19%, 7/15/2030(a) 35,000 35,198
Sixth Street Lending Partners ,
6.50%, 3/11/2029 140,000 144,287
UBS AG ,
5.00%, 7/9/2027 350,000 354,172
USAA Capital Corp. ,
4.38%, 6/1/2028(a) 250,000 250,511
4,159,045
Chemicals 1.2%
Celanese US Holdings LLC ,
6.67%, 7/15/2027(f) 58,000 59,440
Eastman Chemical Co. ,
5.00%, 8/1/2029 80,000 80,900
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a)(c) 115,000 113,993
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a) 200,000 203,975
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028 505,000 504,028

52 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a) 200,000 205,933
1,168,269
Commercial Services & Supplies 0.5%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 345,000 349,800
5.04%, 3/25/2030(a) 110,000 110,947
460,747
Consumer Finance 2.8%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028(c) 330,000 332,450
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(c)(d) 75,000 76,383
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(c)(d) 225,000 226,971
(SOFR + 0.81%), 4.35%,
7/20/2029(d) 275,000 274,458
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 345,755
4.95%, 1/15/2028(a) 170,000 170,765
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 100,000 102,999
Caterpillar Financial Services
Corp. ,
4.60%, 11/15/2027(c) 345,000 348,054
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025(c) 235,000 235,528
5.05%, 4/4/2028 85,000 85,839
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 95,000 95,886
Navient Corp. ,
7.88%, 6/15/2032(c) 100,000 104,122
OneMain Finance Corp. ,
6.63%, 5/15/2029 45,000 45,958
6.13%, 5/15/2030 150,000 150,252
6.75%, 3/15/2032 150,000 152,204
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d) 60,000 60,417
(SOFR + 2.07%), 6.00%,
7/29/2036(d) 15,000 15,045
2,823,086
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028(a) 135,000 135,792
Diversified REITs 0.1%
VICI Properties LP ,
4.75%, 4/1/2028 50,000 50,283
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
WP Carey, Inc. ,
4.65%, 7/15/2030 85,000 84,488
134,771
Diversified Telecommunication Services 0.2%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 200,000 204,760
Electric Utilities 2.6%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 250,000 252,124
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 150,000 150,024
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 45,000 45,476
Duke Energy Corp. ,
4.85%, 1/5/2027(c) 295,000 296,889
Edison International ,
4.70%, 8/15/2025 70,000 69,989
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 100,000 100,220
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(c) 335,000 337,181
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 5,000 5,003
4.69%, 9/1/2027 170,000 170,834
4.85%, 2/4/2028 335,000 338,525
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 35,000 35,197
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 360,000 363,199
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 210,000 210,488
Xcel Energy, Inc. ,
4.75%, 3/21/2028(c) 30,000 30,180
XPLR Infrastructure Operating
Partners LP ,
8.38%, 1/15/2031(a) 205,000 215,024
2,620,353
Electrical Equipment 0.2%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a) 200,000 200,183
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. ,
4.38%, 6/12/2028 350,000 350,817
Flex Ltd. ,
6.00%, 1/15/2028(c) 180,000 185,072
535,889
Energy Equipment & Services 0.2%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(c) 245,000 236,700

Nationwide Loomis Short Term Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.2%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 75,000 77,113
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 91,000 89,226
166,339
Financial Services 2.0%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a) 250,000 252,835
Enact Holdings, Inc. ,
6.25%, 5/28/2029 250,000 258,302
Essent Group Ltd. ,
6.25%, 7/1/2029 90,000 93,252
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 130,000 132,965
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 383,015
NTT Finance Corp. ,
4.88%, 7/16/2030(a) 320,000 321,811
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a) 240,000 243,349
Synchrony Bank ,
5.40%, 8/22/2025 305,000 304,943
1,990,472
Food Products 0.5%
Conagra Brands, Inc. ,
5.30%, 10/1/2026(c) 330,000 332,172
General Mills, Inc. ,
4.70%, 1/30/2027(c) 155,000 155,370
487,542
Gas Utilities 0.3%
Spire, Inc. ,
5.30%, 3/1/2026 290,000 290,808
Ground Transportation 0.1%
Ryder System, Inc. ,
5.00%, 3/15/2030 70,000 70,904
Health Care Equipment & Supplies 0.6%
Smith & Nephew plc ,
5.15%, 3/20/2027(c) 295,000 297,982
Solventum Corp. ,
5.45%, 2/25/2027 290,000 294,497
592,479
Health Care Providers & Services 0.8%
McKesson Corp. ,
4.65%, 5/30/2030(c) 225,000 226,301
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028 520,000 520,306
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(c) 105,000 103,532
850,139
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs 0.7%
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 165,000 165,524
Welltower OP LLC ,
4.50%, 7/1/2030 505,000 503,697
669,221
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029 135,000 141,069
Hotels, Restaurants & Leisure 1.2%
Carnival Corp. ,
5.75%, 3/15/2030(a)(c) 335,000 339,793
Darden Restaurants, Inc. ,
4.35%, 10/15/2027(c) 245,000 244,509
Hilton Domestic Operating
Co., Inc. ,
5.75%, 9/15/2033(a) 190,000 190,181
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 105,000 106,730
5.25%, 6/30/2029(c) 125,000 127,184
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 165,000 167,626
1,176,023
Household Durables 0.2%
Lennar Corp. ,
5.20%, 7/30/2030(c) 120,000 122,249
Toll Brothers Finance Corp. ,
5.60%, 6/15/2035 70,000 70,336
Whirlpool Corp. ,
6.13%, 6/15/2030 35,000 34,917
227,502
Insurance 4.2%
American National Global
Funding ,
5.25%, 6/3/2030(a) 225,000 226,250
Athene Global Funding ,
4.83%, 5/9/2028(a) 365,000 366,527
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 195,000 197,201
Brown & Brown, Inc. ,
4.70%, 6/23/2028 150,000 150,456
CNO Global Funding ,
5.88%, 6/4/2027(a) 300,000 306,942
Corebridge Global Funding ,
4.65%, 8/20/2027(a) 245,000 246,078
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 350,000 350,957
Fortitude Group Holdings LLC ,
6.25%, 4/1/2030(a) 50,000 51,263
GA Global Funding Trust ,
4.40%, 9/23/2027(a)(c) 200,000 199,269
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 215,000 215,397
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 255,000 255,513

54 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 325,000 329,140
New York Life Global Funding ,
4.15%, 7/25/2028(a) 255,000 254,258
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a) 345,000 347,870
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a)(c) 165,000 166,827
SiriusPoint Ltd. ,
7.00%, 4/5/2029 170,000 178,320
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 425,000 425,192
4,267,460
Interactive Media & Services 0.0%
†
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 40,000 39,847
IT Services 0.2%
CGI, Inc. ,
4.95%, 3/14/2030(a) 200,000 202,413
Life Sciences Tools & Services 0.2%
Illumina, Inc. ,
4.65%, 9/9/2026 210,000 209,893
Machinery 1.0%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 170,260
4.50%, 10/8/2027(c) 230,000 229,664
4.75%, 3/21/2028 110,000 110,522
Cummins, Inc. ,
4.25%, 5/9/2028 190,000 190,199
Daimler Truck Finance North
America LLC ,
5.25%, 1/13/2030(a) 335,000 342,267
1,042,912
Media 0.1%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(c) 110,000 114,747
Metals & Mining 0.3%
Cleveland-Cliffs, Inc. ,
6.88%, 11/1/2029(a)(c) 85,000 85,040
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a)(c) 175,000 182,902
267,942
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Ladder Capital Finance
Holdings LLLP ,
5.50%, 8/1/2030(c) 80,000 80,116
Multi-Utilities 0.9%
Ameren Corp. ,
5.70%, 12/1/2026 280,000 283,786
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Dominion Energy, Inc. ,
4.60%, 5/15/2028 265,000 266,044
DTE Energy Co. ,
4.95%, 7/1/2027(c) 205,000 206,853
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 113,000 114,171
870,854
Oil, Gas & Consumable Fuels 3.3%
APA Corp. ,
6.10%, 2/15/2035(a) 145,000 142,036
California Resources Corp. ,
8.25%, 6/15/2029(a) 130,000 133,541
Canadian Natural Resources
Ltd. ,
5.00%, 12/15/2029(a) 350,000 352,314
Civitas Resources, Inc. ,
9.63%, 6/15/2033(a)(c) 135,000 138,858
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a) 70,000 68,405
8.38%, 1/15/2034(a) 65,000 64,334
Enbridge, Inc. ,
4.60%, 6/20/2028 520,000 522,146
EOG Resources, Inc. ,
4.40%, 7/15/2028(c) 340,000 340,966
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 74,594
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 290,000 294,774
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 260,000 265,905
Marathon Petroleum Corp. ,
5.15%, 3/1/2030(c) 140,000 142,585
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 240,000 240,584
Venture Global Plaquemines
LNG LLC ,
7.75%, 5/1/2035(a) 65,000 71,270
Viper Energy Partners LLC ,
4.90%, 8/1/2030(c) 195,000 194,177
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026(c) 300,000 301,378
3,347,867
Paper & Forest Products 0.2%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a)(c) 215,000 215,332
Passenger Airlines 0.2%
Delta Air Lines, Inc. ,
5.25%, 7/10/2030(c) 65,000 65,613
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 119,287
184,900
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. ,
4.25%, 6/15/2028 180,000 179,997

Nationwide Loomis Short Term Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc. ,
4.90%, 3/15/2028 340,000 342,821
522,818
Specialized REITs 0.1%
Extra Space Storage LP ,
5.70%, 4/1/2028 85,000 87,363
Specialty Retail 0.6%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 140,000 140,700
7.00%, 8/1/2030(a) 90,000 90,458
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 399,835
630,993
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
4.75%, 4/1/2028 315,000 317,516
Hewlett Packard Enterprise
Co. ,
4.55%, 10/15/2029 235,000 233,623
551,139
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. ,
5.50%, 6/13/2030 200,000 201,458
Trading Companies & Distributors 0.8%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 210,000 200,399
GATX Corp. ,
5.40%, 3/15/2027 160,000 161,772
TTX Co. ,
5.50%, 9/25/2026(a) 435,000 439,345
801,516
Water Utilities 0.2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027(c) 200,000 201,426
Total Corporate Bonds
(cost $49,819,420)
49,792,257
Mortgage-Backed Securities 0.3%
FHLMC Gold Pool
Pool# J19197
3.00%, 5/1/2027 25,011 24,689
Pool# C00748
6.00%, 4/1/2029 1,948 1,991
Pool# C01418
5.50%, 10/1/2032 17,172 17,680
Pool# G01740
5.50%, 12/1/2034 10,929 11,187
Pool# G04342
6.00%, 4/1/2038 14,781 15,474
FHLMC Non Gold Pool
Pool# 972136
6.43%, 1/1/2034(b) 12,951 13,251
Pool# 848191
6.70%, 12/1/2034(b) 58,238 59,402
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool# 815323 ,
6.11%, 1/1/2035 (b) 15,795
16,177
FNMA UMBS Pool
Pool# AB2518
4.00%, 3/1/2026 2,181 2,170
Pool# AB4998
3.00%, 4/1/2027 45,873 45,254
Pool# 190307
8.00%, 6/1/2030 153 159
Pool# 253516
8.00%, 11/1/2030 112 116
Pool# 725773
5.50%, 9/1/2034 24,439 24,921
Pool# 811773
5.50%, 1/1/2035 25,596 26,284
GNMA Pool# 5080 ,
4.00%, 6/20/2026 3,204
3,189
Total Mortgage-Backed Securities
(cost $262,899)
261,944
Municipal Bond 0.1%
Massachusetts 0.1%
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 93,899 92,657
Total Municipal Bond
(cost $93,362)
92,657
U.S. Treasury Obligations 18.4%
U.S. Treasury Notes
3.75%, 4/30/2027 1,890,000 1,882,544
3.88%, 5/31/2027 13,000,000 12,977,656
3.75%, 6/30/2027 3,860,000 3,845,525
Total U.S. Treasury Obligations
(cost $18,720,777)
18,705,725
Repurchase Agreements 4.1%
CF Secured, LLC
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $2,202,335,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$2,246,383. (g) 2,202,070 2,202,070

56 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$2,040,247. (g) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,202,070)
4,202,070
Total Investments
(cost $104,537,124) — 102.8%
104,304,779
Liabilities in excess of other
assets — (2.8)% (2,818,247)
NET ASSETS — 100.0%
$ 101,486,532
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$41,669,073 which represents 41.06% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2025.
(c) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $5,709,962, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $4,202,070 and by $1,708,860 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 4.88%, and maturity dates ranging from
8/31/2025 - 5/15/2052, a total value of $5,910,930.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2025.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2025.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $4,202,070.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 4 9/2025 USD 827,937 25
Total long contracts 25
Short Contracts
U.S. Treasury 10 Year Note (10) 9/2025 USD (1,110,625) 827
U.S. Treasury 10 Year Ultra Note (2) 9/2025 USD (226,156) (535)
Total short contracts 292
Net contracts 317
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 57
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

58 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 24,852,718 $ – $ 24,852,718
Collateralized Mortgage Obligations – 215,505 – 215,505
Commercial Mortgage-Backed Securities – 6,181,903 – 6,181,903
Corporate Bonds – 49,792,257 – 49,792,257
Futures Contracts 852 – – 852
Mortgage-Backed Securities – 261,944 – 261,944
Municipal Bond – 92,657 – 92,657
Repurchase Agreements – 4,202,070 – 4,202,070
U.S. Treasury Obligations – 18,705,725 – 18,705,725
Total Assets $ 852 $ 104,304,779 $ – $ 104,305,631
Liabilities:
Futures Contracts $ (535) $ – $ – $ (535)
Total Liabilities $ (535) $ – $ – $ (535)
Total $ 317 $ 104,304,779 $ – $ 104,305,096

Nationwide Loomis Short Term Bond Fund - July 31, 2025 (Unaudited) - Statement of Investments - 59
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 852
Total $ 852
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (535)
Total $ (535)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - July 31, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 98.9%
Shares Value ($)
Air Freight & Logistics 0.2%
Radiant Logistics, Inc.* 40,974 242,156
Automobile Components 1.8%
BorgWarner, Inc. 14,800 544,640
Dana, Inc. 25,600 407,552
Goodyear Tire & Rubber Co.
(The)* 38,700 397,836
Motorcar Parts of America,
Inc.* 22,600 234,362
Strattec Security Corp.*(a) 4,000 253,840
1,838,230
Banks 17.9%
1st Source Corp. 7,700 460,614
Amalgamated Financial Corp.
(a) 13,103 379,856
Associated Banc-Corp. 19,064 471,643
Bar Harbor Bankshares 8,221 238,738
Byline Bancorp, Inc. 27,700 728,510
Cadence Bank 12,841 447,509
Capitol Federal Financial, Inc. 18,600 111,972
Central Pacific Financial Corp.
(a) 26,736 712,782
Civista Bancshares, Inc. 23,326 454,157
Colony Bankcorp , Inc. 30,903 506,500
Enterprise Financial Services
Corp. 8,300 458,077
Farmers National Banc Corp. 3,000 40,620
First Bank 4,500 67,050
First Busey Corp. 7,000 156,240
First Financial Bancorp 26,662 646,287
First Financial Corp.(a) 13,303 712,376
First Merchants Corp. 12,100 461,252
First Mid Bancshares, Inc. 4,400 167,068
Hanmi Financial Corp. 35,623 812,560
Home BancShares , Inc. 10,600 298,496
Hope Bancorp, Inc.(a) 36,600 365,634
Independent Bank Corp. 22,360 683,098
International Bancshares Corp. 11,400 777,252
Mercantile Bank Corp. 16,101 735,655
OceanFirst Financial Corp. 16,900 283,582
Old Second Bancorp, Inc. 41,250 700,012
Popular, Inc. 2,700 309,366
Renasant Corp. 3,000 109,920
Shore Bancshares, Inc. 48,900 758,439
Simmons First National Corp.,
Class A 31,100 596,187
SmartFinancial , Inc. 20,500 702,330
Tompkins Financial Corp. 7,900 510,972
Towne Bank 18,800 658,564
UMB Financial Corp. 1,800 197,982
United Community Banks, Inc. 26,800 817,400
Univest Financial Corp. 11,100 320,124
Webster Financial Corp. 10,900 628,385
WesBanco , Inc. 12,659 381,416
Zions Bancorp NA 3,200 171,584
18,040,209
Biotechnology 2.1%
Alkermes plc* 4,562 120,847
Astria Therapeutics, Inc.* 26,500 183,380
Aurinia Pharmaceuticals, Inc.* 11,700 108,166
Common Stocks
Shares Value ($)
Biotechnology
Black Diamond Therapeutics,
Inc.* 31,600 84,056
Halozyme Therapeutics, Inc.* 2,000 119,940
iTeos Therapeutics, Inc.* 15,200 154,128
Janux Therapeutics, Inc.* 6,500 156,098
Kiniksa Pharmaceuticals
International plc, Class A* 5,854 177,142
Korro Bio, Inc.*(a) 7,600 113,696
Monte Rosa Therapeutics,
Inc.* 22,500 111,375
OnKure Therapeutics, Inc.,
Class A* 6,800 15,028
Organogenesis Holdings, Inc.,
Class A* 42,913 198,258
Protara Therapeutics, Inc.* 29,769 92,284
Sagimet Biosciences, Inc.,
Class A*(a) 29,029 252,262
Vanda Pharmaceuticals, Inc.* 26,100 111,186
Veracyte , Inc.*(a) 4,900 115,199
2,113,045
Broadline Retail 0.3%
Ollie's Bargain Outlet
Holdings, Inc.* 2,500 341,575
Building Products 2.0%
Apogee Enterprises, Inc. 15,700 659,243
Griffon Corp. 5,617 456,494
Resideo Technologies, Inc.* 31,900 870,870
1,986,607
Capital Markets 0.6%
Diamond Hill Investment
Group, Inc.(a) 1,700 230,469
DigitalBridge Group, Inc. 10,100 108,474
Silvercrest Asset Management
Group, Inc., Class A 16,969 277,613
616,556
Chemicals 1.0%
Avient Corp.(a) 6,400 202,048
Axalta Coating Systems Ltd.* 3,500 99,120
Core Molding Technologies,
Inc.* 19,152 318,689
Flotek Industries, Inc.*(a) 8,400 101,220
Koppers Holdings, Inc. 8,000 262,880
983,957
Commercial Services & Supplies 1.3%
BrightView Holdings, Inc.* 17,000 271,150
Deluxe Corp. 9,600 154,560
Ennis, Inc. 5,800 103,240
Healthcare Services Group,
Inc.* 15,500 201,655
Liquidity Services, Inc.* 10,300 245,964
Steelcase, Inc., Class A 14,700 151,851
UniFirst Corp. 1,200 205,236
1,333,656
Communications Equipment 1.2%
Digi International, Inc.* 7,900 257,619
Harmonic, Inc.* 45,800 389,758
Ribbon Communications,
Inc.*(a) 66,700 250,792

2 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Communications Equipment
Viavi Solutions, Inc.* 25,700 258,285
1,156,454
Construction & Engineering 0.6%
Dycom Industries, Inc.* 900 241,929
Great Lakes Dredge & Dock
Corp.* 7,477 82,845
Tutor Perini Corp.* 6,300 303,345
628,119
Construction Materials 0.1%
Knife River Corp.*(a) 1,300 107,224
Consumer Finance 0.3%
NerdWallet, Inc., Class A* 25,400 268,986
Consumer Staples Distribution & Retail 0.5%
United Natural Foods, Inc.*(a) 12,000 331,680
Village Super Market, Inc.,
Class A 5,700 196,080
527,760
Containers & Packaging 0.6%
Greif, Inc., Class A 5,600 355,208
Myers Industries, Inc. 19,818 290,334
645,542
Diversified Consumer Services 2.1%
ADT, Inc. 48,500 404,975
American Public Education,
Inc.*(a) 11,995 354,092
Graham Holdings Co., Class B 453 432,244
Laureate Education, Inc.* 22,229 502,375
Regis Corp.* 1,800 33,660
Strategic Education, Inc. 5,400 400,383
2,127,729
Diversified REITs 2.0%
Alexander & Baldwin, Inc. 27,600 496,248
American Assets Trust, Inc. 38,600 734,558
Essential Properties Realty
Trust, Inc. 25,173 767,525
1,998,331
Diversified Telecommunication Services 0.6%
ATN International, Inc. 14,200 243,530
Bandwidth, Inc., Class A*(a) 17,300 240,643
IDT Corp., Class B 1,800 106,038
590,211
Electric Utilities 0.5%
Genie Energy Ltd., Class B 16,739 340,136
Oklo , Inc., Class A*(a) 2,600 199,134
539,270
Electrical Equipment 1.1%
Allient , Inc. 6,600 266,046
EnerSys 3,600 332,532
LSI Industries, Inc. 15,800 289,140
Powell Industries, Inc.(a) 1,061 251,563
1,139,281
Electronic Equipment, Instruments & Components 2.9%
Bel Fuse, Inc., Class B 800 104,032
Belden, Inc. 1,700 210,205
Benchmark Electronics, Inc. 1,600 61,600
Climb Global Solutions, Inc. 500 59,000
CTS Corp. 4,900 192,031
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
ePlus , Inc.* 6,100 395,158
Mirion Technologies, Inc.,
Class A*(a) 10,100 225,735
PC Connection, Inc. 3,800 234,042
Plexus Corp.* 2,200 280,500
Richardson Electronics Ltd. 8,000 80,640
Sanmina Corp.*(a) 5,400 626,616
ScanSource, Inc.* 6,200 240,808
Vishay Intertechnology , Inc.(a) 12,000 196,680
2,907,047
Energy Equipment & Services 2.3%
Energy Services of America
Corp.(a) 26,800 292,924
Forum Energy Technologies,
Inc.* 13,100 258,201
Gulf Island Fabrication, Inc.* 35,700 239,904
NCS Multistage Holdings, Inc.* 8,787 267,564
Oil States International, Inc.* 51,200 255,488
Patterson-UTI Energy, Inc.(a) 70,400 416,064
Ranger Energy Services, Inc.,
Class A 23,100 309,309
Solaris Energy Infrastructure,
Inc., Class A 8,952 292,462
2,331,916
Entertainment 0.3%
Cineverse Corp.* 37,397 188,481
Marcus Corp. (The) 8,600 140,782
329,263
Financial Services 3.1%
Cass Information Systems,
Inc. 2,600 104,026
Enact Holdings, Inc.(a) 11,188 388,895
Essent Group Ltd. 3,900 218,361
HA Sustainable Infrastructure
Capital, Inc.(a) 5,400 140,238
MGIC Investment Corp. 21,440 555,296
Mr. Cooper Group, Inc.* 2,400 373,728
NewtekOne , Inc. 13,000 148,720
NMI Holdings, Inc., Class A* 5,700 212,724
Onity Group, Inc.* 3,500 132,020
Payoneer Global, Inc.* 64,000 420,480
Radian Group, Inc. 8,200 267,402
Usio , Inc.* 88,350 151,078
3,112,968
Food Products 1.7%
Dole plc 10,900 155,216
Fresh Del Monte Produce, Inc. 15,300 575,127
Freshpet , Inc.* 1,400 95,648
Ingredion, Inc. 2,589 340,557
Seneca Foods Corp., Class
A*(a) 2,496 261,406
SunOpta, Inc.* 39,900 232,617
1,660,571
Gas Utilities 1.8%
MDU Resources Group, Inc. 27,788 479,343
National Fuel Gas Co. 9,037 784,321
New Jersey Resources Corp.
(a) 2,200 101,002
RGC Resources, Inc. 7,400 149,036

Nationwide Bailard Cognitive Value Fund - July 31, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Gas Utilities
Southwest Gas Holdings, Inc. 4,300 336,002
1,849,704
Ground Transportation 0.3%
Covenant Logistics Group,
Inc., Class A 6,200 149,730
Saia, Inc.* 400 120,896
270,626
Health Care Equipment & Supplies 0.8%
Bioventus, Inc., Class A* 40,500 264,060
LivaNova plc* 13,200 556,908
820,968
Health Care Providers & Services 2.1%
AdaptHealth Corp., Class A*(a) 45,458 407,758
Addus HomeCare Corp.*(a) 2,100 224,238
LifeStance Health Group, Inc.* 45,900 182,682
Option Care Health, Inc.* 16,700 490,145
Pediatrix Medical Group,
Inc.*(a) 16,300 199,675
Performant Healthcare, Inc.* 36,400 129,220
RadNet , Inc.* 1,700 93,041
Select Medical Holdings Corp. 29,100 430,389
2,157,148
Health Care REITs 2.4%
CareTrust REIT, Inc. 26,100 829,980
National Health Investors, Inc. 11,100 775,446
Sabra Health Care REIT, Inc. 42,800 771,684
2,377,110
Health Care Technology 0.5%
CareCloud , Inc.* 110,025 261,860
HealthStream, Inc. 9,600 251,136
512,996
Hotels, Restaurants & Leisure 0.7%
El Pollo Loco Holdings, Inc.*(a) 23,700 244,110
First Watch Restaurant Group,
Inc.*(a) 12,800 221,312
Marriott Vacations Worldwide
Corp.(a) 2,800 208,516
673,938
Household Durables 2.5%
Flexsteel Industries, Inc. 7,100 241,471
Hamilton Beach Brands
Holding Co., Class A 7,000 108,990
Live Ventures, Inc.* 6,450 98,814
M/I Homes, Inc.* 5,900 709,121
Taylor Morrison Home Corp.,
Class A* 11,200 663,936
Tri Pointe Homes, Inc.* 21,633 666,296
2,488,628
Household Products 0.4%
Central Garden & Pet Co.,
Class A* 9,800 348,096
Independent Power and Renewable Electricity Producers
0.9%
Clearway Energy, Inc., Class A 16,900 520,182
Ormat Technologies, Inc.(a) 4,400 393,404
913,586
Common Stocks
Shares Value ($)
Industrial REITs 1.4%
First Industrial Realty Trust,
Inc. 15,800 769,776
Industrial Logistics Properties
Trust 114,183 607,454
1,377,230
Insurance 2.8%
CNO Financial Group, Inc. 19,800 729,432
Greenlight Capital Re Ltd.,
Class A* 10,200 132,600
Hamilton Insurance Group
Ltd., Class B*(a) 13,882 298,324
Hanover Insurance Group, Inc.
(The) 2,200 377,586
Heritage Insurance Holdings,
Inc.* 18,679 393,940
Horace Mann Educators Corp. 3,500 148,855
Tiptree, Inc., Class A 4,400 91,432
United Fire Group, Inc. 9,500 252,225
Universal Insurance Holdings,
Inc.(a) 14,500 342,780
2,767,174
Interactive Media & Services 0.1%
QuinStreet , Inc.* 6,000 98,460
IT Services 0.3%
Information Services Group,
Inc. 59,963 258,441
Leisure Products 0.1%
Johnson Outdoors, Inc., Class
A 3,800 126,160
Life Sciences Tools & Services 0.2%
Charles River Laboratories
International, Inc.* 700 118,748
Cytek Biosciences, Inc.* 29,300 105,480
224,228
Machinery 4.0%
Chart Industries, Inc.* 1,200 238,596
Eastern Co. (The) 6,700 154,435
Flowserve Corp. 9,511 532,996
Greenbrier Cos., Inc. (The) 5,400 245,700
JBT Marel Corp. 1,900 261,820
Kennametal, Inc. 6,400 158,464
Luxfer Holdings plc 21,581 259,404
Manitowoc Co., Inc. (The)* 24,000 306,000
Mayville Engineering Co., Inc.* 17,800 298,506
Proto Labs, Inc.* 16,200 698,544
Tennant Co. 8,100 668,574
Twin Disc, Inc. 29,018 251,006
4,074,045
Marine Transportation 0.6%
Costamare , Inc. 44,747 451,497
Matson, Inc. 1,000 106,780
558,277
Media 1.9%
EW Scripps Co. (The), Class
A* 89,600 267,904
Gray Media, Inc.(a) 107,400 484,374
Nexxen International Ltd.* 26,400 271,392
Scholastic Corp. 10,800 266,436

4 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Media
TEGNA, Inc. 39,300 656,310
1,946,416
Metals & Mining 2.0%
Coeur Mining, Inc.* 22,800 198,132
Commercial Metals Co. 7,100 368,206
Constellium SE, Class A* 49,100 673,161
Ryerson Holding Corp. 23,600 486,160
Tredegar Corp.* 30,931 269,409
1,995,068
Mortgage Real Estate Investment Trusts (REITs) 2.2%
ACRES Commercial Realty
Corp.* 11,700 230,256
AG Mortgage Investment
Trust, Inc. 25,500 192,780
Apollo Commercial Real
Estate Finance, Inc. 21,100 202,982
MFA Financial, Inc. 72,436 658,443
Seven Hills Realty Trust 29,500 303,555
TPG RE Finance Trust, Inc. 74,061 644,331
2,232,347
Multi-Utilities 2.1%
Avista Corp.(a) 17,800 663,940
Black Hills Corp. 10,000 577,800
Northwestern Energy Group,
Inc. 10,100 542,370
Unitil Corp. 5,600 288,848
2,072,958
Office REITs 1.0%
COPT Defense Properties 17,400 474,672
Cousins Properties, Inc. 15,172 411,161
Kilroy Realty Corp. 2,600 95,836
981,669
Oil, Gas & Consumable Fuels 4.0%
DHT Holdings, Inc. 55,600 616,604
Diversified Energy Co. plc
Reg. S 17,000 256,020
Energy Fuels, Inc.* 41,701 379,062
Excelerate Energy, Inc., Class
A 25,100 644,066
Gulfport Energy Corp.* 3,885 676,495
Magnolia Oil & Gas Corp.,
Class A(a) 8,500 202,470
PrimeEnergy Resources
Corp.* 1,600 269,712
SM Energy Co. 11,600 320,044
Uranium Energy Corp.* 37,600 325,992
Ur-Energy, Inc.*(a) 298,200 360,822
4,051,287
Passenger Airlines 0.7%
SkyWest, Inc.* 6,000 695,760
Personal Care Products 0.2%
Nature's Sunshine Products,
Inc.* 17,100 239,571
Pharmaceuticals 1.9%
Amneal Pharmaceuticals, Inc.* 7,700 60,214
Amphastar Pharmaceuticals,
Inc.*(a) 4,700 98,465
ANI Pharmaceuticals, Inc.*(a) 2,000 126,700
Common Stocks
Shares Value ($)
Pharmaceuticals
Collegium Pharmaceutical,
Inc.* 3,988 119,082
Corcept Therapeutics, Inc.* 2,200 147,774
Fulcrum Therapeutics, Inc.* 26,881 180,909
Harmony Biosciences
Holdings, Inc.* 3,500 123,130
Innoviva , Inc.* 5,800 105,386
Jazz Pharmaceuticals plc*(a) 900 103,167
Ligand Pharmaceuticals, Inc.* 1,400 184,212
Mind Medicine MindMed ,
Inc.*(a) 5,000 45,450
Pacira BioSciences , Inc.*(a) 4,700 99,123
Perrigo Co. plc(a) 5,400 144,018
SIGA Technologies, Inc. 14,200 93,862
Supernus Pharmaceuticals,
Inc.* 3,700 129,870
Ventyx Biosciences, Inc.* 41,300 115,640
1,877,002
Professional Services 0.8%
Genpact Ltd. 2,300 101,315
Kelly Services, Inc., Class A 21,000 257,250
Mastech Digital, Inc.* 10,400 75,088
Maximus, Inc. 1,200 88,632
TrueBlue, Inc.* 43,480 313,926
836,211
Real Estate Management & Development 0.7%
Newmark Group, Inc., Class A 49,201 746,379
Retail REITs 0.9%
Kite Realty Group Trust 7,474 164,279
NNN REIT, Inc. 18,200 750,932
915,211
Semiconductors & Semiconductor Equipment 2.2%
ACM Research, Inc., Class A* 19,800 601,128
Ambarella, Inc.* 4,200 277,578
Cirrus Logic, Inc.* 4,100 412,911
indie Semiconductor, Inc.,
Class A*(a) 13,300 52,003
PDF Solutions, Inc.* 5,700 126,711
Penguin Solutions, Inc.*(a) 13,900 327,623
Ultra Clean Holdings, Inc.* 12,200 274,744
Veeco Instruments, Inc.*(a) 5,000 103,900
2,176,598
Software 2.9%
8x8, Inc.* 130,500 253,170
Adeia , Inc. 49,800 644,910
CCC Intelligent Solutions
Holdings, Inc.* 21,900 211,773
Dolby Laboratories, Inc., Class
A 3,100 233,554
LiveRamp Holdings, Inc.* 21,100 692,502
MARA Holdings, Inc.*(a) 5,400 86,832
OneSpan , Inc. 17,000 250,750
Ooma , Inc.* 8,700 99,006
SentinelOne , Inc., Class A* 11,100 203,574
Viant Technology, Inc., Class
A*(a) 19,972 289,594
2,965,665
Specialized REITs 0.8%
EPR Properties 4,800 264,192

Nationwide Bailard Cognitive Value Fund - July 31, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Specialized REITs
Outfront Media, Inc. 23,052 404,102
Safehold, Inc. 6,800 95,132
763,426
Specialty Retail 2.0%
Citi Trends, Inc.* 7,100 216,692
Designer Brands, Inc., Class
A(a) 18,900 53,298
Envela Corp.* 11,200 60,704
Gap, Inc. (The) 12,600 245,196
Genesco, Inc.* 7,500 180,450
Lands' End, Inc.*(a) 13,500 158,355
Revolve Group, Inc., Class A* 2,600 53,950
Sally Beauty Holdings, Inc.* 69,400 675,956
Signet Jewelers Ltd. 2,000 158,200
Winmark Corp. 671 253,249
2,056,050
Technology Hardware, Storage & Peripherals 0.6%
Diebold Nixdorf, Inc.* 11,400 641,706
Textiles, Apparel & Luxury Goods 0.7%
G-III Apparel Group Ltd.* 4,400 103,840
PVH Corp. 4,500 330,390
Rocky Brands, Inc. 11,700 306,072
740,302
Trading Companies & Distributors 2.3%
Boise Cascade Co. 2,400 201,144
EVI Industries, Inc. 8,000 178,320
Karat Packaging, Inc. 7,000 190,610
MRC Global, Inc.* 15,400 226,072
Rush Enterprises, Inc., Class
A(a) 12,600 682,164
WESCO International, Inc. 3,835 793,692
2,272,002
Total Common Stocks
(cost $85,012,841) 99,669,106
Exchange Traded Fund 0.7%
Equity Fund 0.7%
Vanguard Small-Cap Value
ETF(a) 3,556 705,048
Total Exchange Traded Fund
(cost $626,843) 705,048
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Akouos , Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
Verve Therapeutics, Inc.,
CVR*∞ 22,800 0
0
Total Rights
(cost $16,829) 0
Repurchase Agreements 6.9%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $4,998,389,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$5,098,358.(b) 4,997,787 4,997,787
Santander US Capital
Markets,
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$2,040,247.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,997,787) 6,997,787
Total Investments
(cost $92,654,300) — 106.5% 107,371,941
Liabilities in excess of other assets — (6.5)% (6,521,441)
NET ASSETS — 100.0%
$ 100,850,500
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $9,038,953, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $6,997,787 and by $2,449,122 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/7/2025 - 2/15/2055, a total value of $9,446,909.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $6,997,787.

6 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
CVR Contingent Value Rights
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Bailard Cognitive Value Fund - July 31, 2025 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

8 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 99,669,106 $ – $ – $ 99,669,106
Exchange Traded Fund 705,048 – – 705,048
Repurchase Agreements – 6,997,787 – 6,997,787
Rights   – – – –
Total $ 100,374,154 $ 6,997,787 $ – $ 107,371,941
As of July 31, 2025, the Fund held two rights investments that were categorized as Level 3 investments which were each valued at $0.
Rights Total
Balance as of 10/31/2024 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 3,984 3,984
Purchases — —
Sales (3,984) (3,984)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2025 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2025 $ — $ —
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Technology & Science Fund - July 31, 2025 (Unaudited) - Statement of Investments - 9
Common Stocks 99 .1%
Shares Value ($)
Broadline Retail 3 .7%
Amazon.com, Inc.* 30,737 7,195,839
Communications Equipment 1 .5%
Arista Networks, Inc.* 23,238 2,863,386
Consumer Staples Distribution & Retail 1 .1%
Maplebear, Inc.* 47,346 2,271,188
Electronic Equipment, Instruments & Components 2 .8%
Insight Enterprises, Inc.* 22,868 2,711,687
TE Connectivity plc 13,588 2,795,731
5,507,418
Entertainment 3 .2%
Spotify Technology SA* 8,349 5,230,983
Take-Two Interactive Software,
Inc.* 4,391 978,007
6,208,990
Financial Services 2 .4%
Fiserv, Inc.* 13,100 1,820,114
Visa, Inc., Class A 8,234 2,844,600
4,664,714
Ground Transportation 2 .2%
Uber Technologies, Inc.* 50,136 4,399,434
Health Care Technology 0 .9%
Waystar Holding Corp.* 45,844 1,695,311
Hotels, Restaurants & Leisure 1 .4%
DoorDash, Inc., Class A* 11,065 2,769,016
Interactive Media & Services 9 .4%
Alphabet, Inc., Class A 10,768 2,066,379
Meta Platforms, Inc., Class A 21,045 16,277,045
18,343,424
IT Services 2 .4%
Shopify, Inc., Class A* 37,856 4,626,382
Media 0 .9%
Trade Desk, Inc. (The), Class
A* 20,782 1,807,203
Professional Services 0 .7%
Booz Allen Hamilton Holding
Corp., Class A(a) 13,348 1,432,641
Semiconductors & Semiconductor Equipment 30 .8%
Broadcom, Inc. 8,222 2,414,801
KLA Corp. 9,056 7,960,496
Lam Research Corp. 58,020 5,502,617
Microchip Technology, Inc. 26,277 1,776,063
Micron Technology, Inc. 31,243 3,409,861
NVIDIA Corp. 143,176 25,466,715
QUALCOMM, Inc. 23,946 3,514,315
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 33,863 8,181,978
Texas Instruments, Inc. 11,772 2,131,438
60,358,284
Software 31 .4%
Adobe, Inc.* 4,474 1,600,305
AppLovin Corp., Class A* 8,333 3,255,703
Atlassian Corp., Class A* 13,414 2,572,537
Cadence Design Systems,
Inc.* 13,663 4,981,120
Common Stocks
Shares Value ($)
Software
Crowdstrike Holdings, Inc.,
Class A* 5,182 2,355,582
CyberArk Software Ltd.* 6,936 2,853,956
Datadog, Inc., Class A* 30,667 4,292,766
HubSpot, Inc.* 6,888 3,579,349
Intuit, Inc. 6,508 5,109,626
Microsoft Corp. 32,070 17,109,345
Nutanix, Inc., Class A* 39,160 2,943,657
Palo Alto Networks, Inc.* 27,148 4,712,893
ServiceNow, Inc.* 3,990 3,763,049
Varonis Systems, Inc., Class
B* 44,094 2,461,768
61,591,656
Technology Hardware, Storage & Peripherals 4 .3%
Apple, Inc. 22,509 4,672,193
Pure Storage, Inc., Class A* 64,117 3,816,244
8,488,437
Total Common Stocks
(cost $59,121,170) 194,223,323
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $1,251,301,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$1,276,327.(b) 1,251,150 1,251,150
Total Repurchase Agreement
(cost $1,251,150) 1,251,150
Total Investments
(cost $60,372,320) — 99.7% 195,474,473
Other assets in excess of liabilities — 0.3% 490,831
NET ASSETS — 100.0%
$ 195,965,304
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $1,223,562, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,251,150.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $1,251,150.
ADR American Depositary Receipt
TW Taiwan

10 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard Technology & Science Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Technology & Science Fund - July 31, 2025 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 194,223,323 $ – $ – $ 194,223,323
Repurchase Agreement – 1,251,150 – 1,251,150
Total $ 194,223,323 $ 1,251,150 $ – $ 195,474,473
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 92.9%
Shares Value ($)
Aerospace & Defense 2.1%
Axon Enterprise, Inc.* 1,939 1,464,895
Boeing Co. (The)* 19,771 4,385,999
GE Aerospace 27,962 7,579,939
General Dynamics Corp. 6,605 2,058,184
Howmet Aerospace, Inc. 10,585 1,902,865
Huntington Ingalls Industries,
Inc. 1,002 279,418
L3Harris Technologies, Inc. 4,902 1,347,168
Lockheed Martin Corp. 5,468 2,301,919
Northrop Grumman Corp. 3,548 2,045,812
RTX Corp. 35,030 5,519,677
Textron, Inc. 4,674 363,497
TransDigm Group, Inc. 1,473 2,369,261
31,618,634
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc. 3,247 374,444
Expeditors International of
Washington, Inc. 3,474 403,818
FedEx Corp. 5,780 1,291,772
United Parcel Service, Inc.,
Class B 19,239 1,657,632
3,727,666
Automobile Components 0.0%
†
Aptiv plc* 5,927 406,829
Automobiles 1.7%
Ford Motor Co. 102,775 1,137,719
General Motors Co. 25,210 1,344,702
Tesla, Inc.* 73,478 22,651,063
25,133,484
Banks 3.3%
Bank of America Corp. 171,821 8,121,979
Citigroup, Inc. 48,974 4,588,864
Citizens Financial Group, Inc. 11,096 529,501
Fifth Third Bancorp 17,502 727,558
Huntington Bancshares, Inc. 36,912 606,464
JPMorgan Chase & Co. 72,871 21,587,305
KeyCorp 24,805 444,506
M&T Bank Corp. 4,209 794,238
PNC Financial Services
Group, Inc. (The) 10,372 1,973,480
Regions Financial Corp. 24,418 618,508
Truist Financial Corp. 34,338 1,500,914
US Bancorp 40,853 1,836,751
Wells Fargo & Co. 85,329 6,880,077
50,210,145
Beverages 1.0%
Brown-Forman Corp., Class B 5,240 151,174
Coca-Cola Co. (The) 101,571 6,895,655
Constellation Brands, Inc.,
Class A 4,048 676,178
Keurig Dr Pepper, Inc. 35,976 1,174,617
Molson Coors Beverage Co.,
Class B 4,881 237,802
Monster Beverage Corp.* 18,431 1,082,821
PepsiCo, Inc. 35,951 4,958,362
15,176,609
Biotechnology 1.5%
AbbVie, Inc. 46,317 8,754,839
Amgen, Inc. 14,099 4,160,615
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc.* 3,730 477,440
Gilead Sciences, Inc. 32,617 3,662,563
Incyte Corp.* 4,169 312,216
Moderna, Inc.*(a) 9,473 280,022
Regeneron Pharmaceuticals,
Inc. 2,723 1,485,288
Vertex Pharmaceuticals, Inc.* 6,734 3,076,563
22,209,546
Broadline Retail 3.9%
Amazon.com, Inc.* 247,753 58,001,455
eBay, Inc. 12,091 1,109,349
59,110,804
Building Products 0.5%
A O Smith Corp. 2,827 200,123
Allegion plc 2,170 360,046
Builders FirstSource , Inc.* 2,909 369,821
Carrier Global Corp. 20,906 1,434,570
Johnson Controls International
plc 17,255 1,811,775
Lennox International, Inc.(a) 858 522,522
Masco Corp. 5,443 370,832
Trane Technologies plc 5,848 2,561,892
7,631,581
Capital Markets 3.2%
Ameriprise Financial, Inc. 2,497 1,293,920
Bank of New York Mellon
Corp. (The) 18,635 1,890,521
Blackrock, Inc. 3,819 4,223,852
Blackstone, Inc. 19,132 3,309,071
Cboe Global Markets, Inc. 2,764 666,235
Charles Schwab Corp. (The) 44,785 4,376,838
CME Group, Inc. 9,449 2,629,468
Coinbase Global, Inc., Class
A* 5,543 2,093,924
FactSet Research Systems,
Inc. 964 388,396
Franklin Resources, Inc. 7,739 185,736
Goldman Sachs Group, Inc.
(The) 8,046 5,822,005
Intercontinental Exchange, Inc. 15,041 2,780,028
Invesco Ltd. 13,031 273,781
KKR & Co., Inc. 17,749 2,601,648
MarketAxess Holdings, Inc. 930 191,115
Moody's Corp. 4,057 2,092,317
Morgan Stanley 32,392 4,614,564
MSCI, Inc., Class A 2,029 1,138,999
Nasdaq, Inc. 10,839 1,042,929
Northern Trust Corp. 5,192 674,960
Raymond James Financial,
Inc.(a) 4,794 801,221
S&P Global, Inc. 8,231 4,536,104
State Street Corp. 7,325 818,569
T. Rowe Price Group, Inc. 5,653 573,497
49,019,698
Chemicals 1.1%
Air Products & Chemicals, Inc. 5,835 1,679,780
Albemarle Corp.(a) 3,234 219,427
CF Industries Holdings, Inc. 4,432 411,422
Corteva, Inc. 17,887 1,290,189
Dow, Inc. 17,874 416,285

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Chemicals
DuPont de Nemours, Inc. 10,974 789,031
Eastman Chemical Co. 3,008 218,411
Ecolab, Inc. 6,616 1,731,804
International Flavors &
Fragrances, Inc. 6,931 492,309
Linde plc 12,343 5,680,989
LyondellBasell Industries NV,
Class A 6,960 403,193
Mosaic Co. (The) 8,258 297,371
PPG Industries, Inc. 6,028 635,954
Sherwin-Williams Co. (The) 6,045 2,000,170
16,266,335
Commercial Services & Supplies 0.5%
Cintas Corp. 9,000 2,002,950
Copart, Inc.* 23,052 1,044,947
Republic Services, Inc., Class
A 5,326 1,228,442
Rollins, Inc. 7,238 414,520
Veralto Corp. 6,320 662,526
Waste Management, Inc. 9,602 2,200,394
7,553,779
Communications Equipment 0.8%
Arista Networks, Inc.* 27,004 3,327,433
Cisco Systems, Inc. 104,316 7,101,833
F5, Inc.* 1,471 461,041
Motorola Solutions, Inc. 4,377 1,921,415
12,811,722
Construction & Engineering 0.1%
Quanta Services, Inc. 3,886 1,578,221
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,586 911,760
Vulcan Materials Co. 3,355 921,518
1,833,278
Consumer Finance 0.6%
American Express Co. 14,513 4,343,886
Capital One Financial Corp. 16,772 3,605,980
Synchrony Financial 10,224 712,306
8,662,172
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp. 11,634 10,931,772
Dollar General Corp. 5,767 604,958
Dollar Tree, Inc.* 5,032 571,384
Kroger Co. (The) 16,148 1,131,975
Sysco Corp. 12,711 1,011,796
Target Corp. 11,914 1,197,357
Walgreens Boots Alliance, Inc. 18,063 210,253
Walmart, Inc. 113,288 11,099,958
26,759,453
Containers & Packaging 0.2%
Amcor plc 58,976 551,426
Avery Dennison Corp. 1,961 328,997
Ball Corp. 7,238 414,448
International Paper Co. 13,842 646,975
Packaging Corp. of America 2,440 472,750
Smurfit WestRock plc 12,696 563,448
2,978,044
Distributors 0.1%
Genuine Parts Co. 3,761 484,718
Common Stocks
Shares Value ($)
Distributors
LKQ Corp. 6,281 185,101
Pool Corp.(a) 1,047 322,622
992,441
Diversified Telecommunication Services 0.7%
AT&T, Inc. 188,678 5,171,664
Verizon Communications, Inc. 110,549 4,727,075
9,898,739
Electric Utilities 1.5%
Alliant Energy Corp. 6,949 451,755
American Electric Power Co.,
Inc. 14,007 1,584,752
Constellation Energy Corp. 8,218 2,858,549
Duke Energy Corp. 20,381 2,479,145
Edison International 10,110 526,933
Entergy Corp.(a) 11,703 1,058,302
Evergy , Inc. 5,833 412,976
Eversource Energy 9,357 618,498
Exelon Corp. 26,495 1,190,685
FirstEnergy Corp. 13,038 556,853
NextEra Energy, Inc. 53,980 3,835,819
NRG Energy, Inc. 5,142 859,742
PG&E Corp. 58,642 822,161
Pinnacle West Capital Corp. 2,930 265,517
PPL Corp. 18,748 669,116
Southern Co. (The) 28,819 2,722,819
Xcel Energy, Inc.(a) 15,198 1,116,141
22,029,763
Electrical Equipment 0.9%
AMETEK, Inc. 6,054 1,119,082
Eaton Corp. plc 10,260 3,947,227
Emerson Electric Co. 14,749 2,146,127
GE Vernova , Inc. 7,157 4,725,696
Generac Holdings, Inc.* 1,678 326,690
Hubbell, Inc., Class B 1,438 629,096
Rockwell Automation, Inc. 2,996 1,053,723
13,947,641
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 31,717 3,378,178
CDW Corp. 3,468 604,750
Corning, Inc. 20,363 1,287,756
Jabil, Inc. 2,875 641,614
Keysight Technologies, Inc.* 4,399 721,040
TE Connectivity plc 7,776 1,599,912
Teledyne Technologies, Inc.* 1,204 663,428
Trimble, Inc.* 6,426 539,077
Zebra Technologies Corp.,
Class A* 1,266 429,199
9,864,954
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 25,979 1,170,354
Halliburton Co. 22,040 493,696
Schlumberger NV 35,665 1,205,477
2,869,527
Entertainment 1.5%
Electronic Arts, Inc. 5,984 912,500
Live Nation Entertainment,
Inc.*(a) 4,253 628,168
Netflix, Inc.* 11,159 12,937,745

14 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment
Take-Two Interactive Software,
Inc.* 4,450 991,149
TKO Group Holdings, Inc.,
Class A 1,713 287,801
Walt Disney Co. (The) 47,139 5,614,726
Warner Bros Discovery,
Inc.*(a) 60,277 793,848
22,165,937
Financial Services 3.9%
Apollo Global Management,
Inc. 11,838 1,720,298
Berkshire Hathaway, Inc.,
Class B* 48,083 22,689,406
Block, Inc., Class A* 13,603 1,050,968
Corpay , Inc.* 1,848 596,996
Fidelity National Information
Services, Inc. 13,777 1,094,032
Fiserv, Inc.* 14,538 2,019,910
Global Payments, Inc. 6,477 517,836
Jack Henry & Associates, Inc. 1,993 338,441
Mastercard, Inc., Class A 21,269 12,048,250
PayPal Holdings, Inc.* 25,501 1,753,449
Visa, Inc., Class A(a) 44,864 15,499,166
59,328,752
Food Products 0.5%
Archer-Daniels-Midland Co. 12,149 658,233
Bunge Global SA 3,739 298,223
Campbell's Co. (The) 4,815 153,695
Conagra Brands, Inc. 11,848 216,344
General Mills, Inc. 14,003 685,867
Hershey Co. (The) 3,750 697,987
Hormel Foods Corp. 8,252 231,799
J M Smucker Co. (The) 2,653 284,773
Kellanova 7,223 576,612
Kraft Heinz Co. (The) 22,150 608,239
Lamb Weston Holdings, Inc. 3,483 198,775
McCormick & Co., Inc.
(Non-Voting) 6,766 477,883
Mondelez International, Inc.,
Class A 33,952 2,196,355
Tyson Foods, Inc., Class A 7,261 379,750
7,664,535
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 4,031 628,514
Ground Transportation 0.8%
CSX Corp. 49,258 1,750,629
JB Hunt Transport Services,
Inc. 1,979 285,075
Norfolk Southern Corp. 5,911 1,643,258
Old Dominion Freight Line, Inc. 4,881 728,489
Uber Technologies, Inc.* 54,833 4,811,596
Union Pacific Corp. 15,667 3,477,604
12,696,651
Health Care Equipment & Supplies 2.0%
Abbott Laboratories 45,621 5,756,914
Align Technology, Inc.* 1,743 224,864
Baxter International, Inc. 13,132 285,752
Becton Dickinson & Co.(a) 7,515 1,339,549
Boston Scientific Corp.* 38,793 4,070,162
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cooper Cos., Inc. (The)* 5,497 388,583
Dexcom, Inc.* 10,282 830,477
Edwards Lifesciences Corp.* 15,381 1,219,867
GE HealthCare Technologies,
Inc. 12,006 856,268
Hologic, Inc.* 6,072 405,731
IDEXX Laboratories, Inc.* 2,057 1,099,076
Insulet Corp.* 1,912 551,421
Intuitive Surgical, Inc.* 9,398 4,521,284
Medtronic plc 33,630 3,034,771
ResMed, Inc. 3,892 1,058,391
Solventum Corp.* 3,626 258,751
STERIS plc 2,504 567,131
Stryker Corp. 9,019 3,542,032
Zimmer Biomet Holdings, Inc. 5,054 463,199
30,474,223
Health Care Providers & Services 1.4%
Cardinal Health, Inc. 6,258 971,367
Cencora , Inc. 4,523 1,293,940
Centene Corp.* 13,048 340,161
Cigna Group (The) 7,005 1,872,997
CVS Health Corp. 33,170 2,059,857
DaVita, Inc.*(a) 1,048 147,108
Elevance Health, Inc. 5,924 1,676,966
HCA Healthcare, Inc. 4,542 1,607,822
Henry Schein, Inc.* 2,944 199,162
Humana, Inc. 3,233 807,830
Labcorp Holdings, Inc. 2,197 571,396
McKesson Corp. 3,281 2,275,505
Molina Healthcare, Inc.* 1,360 214,703
Quest Diagnostics, Inc. 2,852 477,453
UnitedHealth Group, Inc. 23,786 5,936,034
Universal Health Services,
Inc., Class B 1,439 239,521
20,691,822
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 4,307 329,184
Healthpeak Properties, Inc. 17,562 297,500
Ventas, Inc. 11,497 772,369
Welltower, Inc. 16,290 2,688,990
4,088,043
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 19,737 310,266
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A* 11,317 1,498,484
Booking Holdings, Inc. 853 4,694,963
Caesars Entertainment, Inc.* 5,146 137,295
Carnival Corp.* 26,603 791,971
Chipotle Mexican Grill, Inc.,
Class A* 35,330 1,514,950
Darden Restaurants, Inc. 3,093 623,765
Domino's Pizza, Inc. 876 405,772
DoorDash , Inc., Class A* 8,990 2,249,748
Expedia Group, Inc. 3,280 591,122
Hilton Worldwide Holdings,
Inc. 6,233 1,670,943
Las Vegas Sands Corp. 8,407 440,527
Marriott International, Inc.,
Class A 5,961 1,572,691

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 18,749 5,626,012
MGM Resorts International* 5,144 187,499
Norwegian Cruise Line
Holdings Ltd.* 11,075 283,077
Royal Caribbean Cruises Ltd. 6,551 2,082,366
Starbucks Corp. 29,798 2,656,790
Wynn Resorts Ltd. 2,131 232,343
Yum! Brands, Inc. 7,289 1,050,709
28,311,027
Household Durables 0.3%
DR Horton, Inc. 7,320 1,045,589
Garmin Ltd. 4,039 883,572
Lennar Corp., Class A 5,929 665,115
Mohawk Industries, Inc.* 1,348 154,359
NVR, Inc.* 79 596,410
PulteGroup, Inc. 5,282 596,443
3,941,488
Household Products 0.9%
Church & Dwight Co., Inc. 6,676 626,008
Clorox Co. (The) 3,135 393,631
Colgate-Palmolive Co. 21,250 1,781,812
Kimberly-Clark Corp. 8,701 1,084,319
Procter & Gamble Co. (The) 61,477 9,250,444
13,136,214
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 18,941 249,074
Vistra Corp. 8,898 1,855,589
2,104,663
Industrial Conglomerates 0.4%
3M Co. 14,112 2,105,793
Honeywell International, Inc. 16,852 3,747,042
5,852,835
Industrial REITs 0.2%
Prologis, Inc. 24,331 2,598,064
Insurance 1.8%
Aflac, Inc. 12,759 1,267,734
Allstate Corp. (The) 6,944 1,411,368
American International Group,
Inc. 14,775 1,146,983
Aon plc, Class A 5,662 2,014,030
Arch Capital Group Ltd. 9,786 842,183
Arthur J Gallagher & Co. 6,715 1,928,884
Assurant, Inc. 1,417 265,404
Brown & Brown, Inc. 7,393 675,498
Chubb Ltd. 9,772 2,599,743
Cincinnati Financial Corp. 4,162 613,937
Erie Indemnity Co., Class A 645 229,775
Everest Group Ltd. 1,106 371,395
Globe Life, Inc. 2,103 295,408
Hartford Insurance Group, Inc.
(The) 7,450 926,705
Loews Corp. 4,650 421,011
Marsh & McLennan Cos., Inc. 12,920 2,573,664
MetLife, Inc. 14,786 1,122,997
Principal Financial Group, Inc. 5,526 430,089
Progressive Corp. (The) 15,372 3,720,639
Prudential Financial, Inc. 9,282 961,429
Travelers Cos., Inc. (The) 5,941 1,546,086
Common Stocks
Shares Value ($)
Insurance
W R Berkley Corp. 7,996 550,205
Willis Towers Watson plc 2,600 821,106
26,736,273
Interactive Media & Services 6.4%
Alphabet, Inc., Class A 152,608 29,285,475
Alphabet, Inc., Class C 123,102 23,741,452
Match Group, Inc. 6,222 213,228
Meta Platforms, Inc., Class A 56,930 44,031,939
97,272,094
IT Services 0.9%
Accenture plc, Class A 16,415 4,384,446
Akamai Technologies, Inc.* 3,853 294,022
Cognizant Technology
Solutions Corp., Class A 12,926 927,570
EPAM Systems, Inc.* 1,412 222,687
Gartner, Inc.* 2,018 683,396
GoDaddy, Inc., Class A* 3,815 616,428
International Business
Machines Corp. 24,370 6,169,265
VeriSign, Inc. 2,138 574,844
13,872,658
Leisure Products 0.0%
†
Hasbro, Inc. 3,710 278,844
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 7,598 872,326
Bio-Techne Corp.(a) 3,925 214,815
Charles River Laboratories
International, Inc.* 1,353 229,523
Danaher Corp. 16,702 3,292,966
IQVIA Holdings, Inc.* 4,351 808,677
Mettler-Toledo International,
Inc.* 545 672,356
Revvity , Inc. 2,945 258,865
Thermo Fisher Scientific, Inc. 9,898 4,629,097
Waters Corp.* 1,625 469,235
West Pharmaceutical
Services, Inc. 1,968 470,864
11,918,724
Machinery 1.5%
Caterpillar, Inc. 12,332 5,401,663
Cummins, Inc. 3,612 1,327,843
Deere & Co. 6,619 3,470,805
Dover Corp. 3,484 631,092
Fortive Corp. 8,666 415,361
IDEX Corp. 1,925 314,757
Illinois Tool Works, Inc. 6,991 1,789,486
Ingersoll Rand, Inc. 10,579 895,301
Nordson Corp. 1,361 291,540
Otis Worldwide Corp. 10,349 886,806
PACCAR, Inc. 13,765 1,359,431
Parker-Hannifin Corp. 3,350 2,451,865
Pentair plc 4,465 456,323
Snap-on, Inc. 1,329 426,862
Stanley Black & Decker, Inc.
(a) 4,188 283,318
Westinghouse Air Brake
Technologies Corp. 4,487 861,728
Xylem, Inc. 6,494 939,162
22,203,343

16 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Media 0.4%
Charter Communications, Inc.,
Class A* 2,503 674,208
Comcast Corp., Class A 97,655 3,245,076
Fox Corp., Class A 5,480 305,565
Fox Corp., Class B 3,080 157,511
Interpublic Group of Cos., Inc.
(The) 9,157 225,262
News Corp., Class A 10,222 299,709
News Corp., Class B 3,040 101,597
Omnicom Group, Inc. 5,348 385,323
Paramount Global, Class B 14,878 187,017
Trade Desk, Inc. (The), Class
A* 10,879 946,038
6,527,306
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 37,659 1,515,398
Newmont Corp. 29,184 1,812,327
Nucor Corp. 6,072 868,721
Steel Dynamics, Inc. 3,727 475,416
4,671,862
Multi-Utilities 0.6%
Ameren Corp. 7,281 736,328
CenterPoint Energy, Inc. 17,332 672,828
CMS Energy Corp.(a) 7,578 559,256
Consolidated Edison, Inc. 9,447 977,765
Dominion Energy, Inc.(a) 22,361 1,307,000
DTE Energy Co. 5,441 753,089
NiSource, Inc. 12,552 532,832
Public Service Enterprise
Group, Inc. 13,139 1,179,751
Sempra 17,101 1,396,810
WEC Energy Group, Inc. 8,466 923,471
9,039,130
Office REITs 0.0%
†
BXP, Inc. 3,582 234,370
Oil, Gas & Consumable Fuels 2.6%
APA Corp. 8,779 169,347
Chevron Corp. 50,038 7,587,762
ConocoPhillips 33,102 3,155,945
Coterra Energy, Inc. 20,536 500,873
Devon Energy Corp. 17,288 574,307
Diamondback Energy, Inc. 4,903 728,880
EOG Resources, Inc.(a) 14,368 1,724,447
EQT Corp. 15,869 852,959
Expand Energy Corp. 5,554 581,948
Exxon Mobil Corp. 113,014 12,616,883
Kinder Morgan, Inc. 50,690 1,422,361
Marathon Petroleum Corp. 8,056 1,371,051
Occidental Petroleum Corp. 18,057 793,425
ONEOK, Inc. 16,379 1,344,880
Phillips 66 10,684 1,320,329
Targa Resources Corp. 5,688 946,540
Texas Pacific Land Corp. 496 480,192
Valero Energy Corp.(a) 8,213 1,127,727
Williams Cos., Inc. (The) 32,016 1,919,359
39,219,215
Passenger Airlines 0.1%
Delta Air Lines, Inc. 17,201 915,265
Southwest Airlines Co.(a) 15,548 480,900
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 8,652 764,058
2,160,223
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 6,087 568,161
Kenvue , Inc. 50,342 1,079,332
1,647,493
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co. 53,362 2,311,108
Eli Lilly & Co. 20,626 15,264,684
Johnson & Johnson 63,090 10,393,447
Merck & Co., Inc. 65,842 5,143,577
Pfizer, Inc. 149,077 3,472,003
Viatris , Inc. 29,821 260,636
Zoetis, Inc., Class A 11,674 1,701,952
38,547,407
Professional Services 0.6%
Automatic Data Processing,
Inc. 10,644 3,294,318
Broadridge Financial
Solutions, Inc. 3,080 762,331
Dayforce, Inc.* 4,276 246,597
Equifax, Inc. 3,313 795,882
Jacobs Solutions, Inc. 3,294 467,320
Leidos Holdings, Inc. 3,329 531,475
Paychex, Inc. 8,406 1,213,238
Paycom Software, Inc. 1,272 294,519
Verisk Analytics, Inc., Class A 3,668 1,022,308
8,627,988
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 7,700 1,199,198
CoStar Group, Inc.* 11,062 1,052,992
2,252,190
Residential REITs 0.2%
AvalonBay Communities, Inc. 3,728 694,452
Camden Property Trust 2,948 321,922
Equity Residential 9,291 587,191
Essex Property Trust, Inc. 1,631 424,353
Invitation Homes, Inc. 14,462 443,260
Mid-America Apartment
Communities, Inc. 3,034 432,133
UDR, Inc. 7,748 304,419
3,207,730
Retail REITs 0.2%
Federal Realty Investment
Trust 1,931 177,961
Kimco Realty Corp. 16,940 359,636
Realty Income Corp. 23,680 1,329,159
Regency Centers Corp. 4,292 306,449
Simon Property Group, Inc. 8,046 1,317,854
3,491,059
Semiconductors & Semiconductor Equipment 12.5%
Advanced Micro Devices, Inc.* 42,515 7,495,820
Analog Devices, Inc. 13,005 2,921,313
Applied Materials, Inc. 21,303 3,835,818
Broadcom, Inc. 123,291 36,210,567
Enphase Energy, Inc.* 3,244 104,976
First Solar, Inc.* 2,779 485,575
Intel Corp. 114,377 2,264,664

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2025 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
KLA Corp. 3,468 3,048,476
Lam Research Corp. 33,540 3,180,934
Microchip Technology, Inc. 14,227 961,603
Micron Technology, Inc. 29,304 3,198,238
Monolithic Power Systems,
Inc. 1,275 906,831
NVIDIA Corp. 639,472 113,742,885
NXP Semiconductors NV 6,624 1,416,012
ON Semiconductor Corp.* 10,991 619,453
QUALCOMM, Inc. 28,770 4,222,285
Skyworks Solutions, Inc. 4,100 281,014
Teradyne, Inc. 4,319 463,990
Texas Instruments, Inc. 23,821 4,313,030
189,673,484
Software 11.0%
Adobe, Inc.* 11,175 3,997,186
Autodesk, Inc.* 5,610 1,700,447
Cadence Design Systems,
Inc.* 7,160 2,610,321
Crowdstrike Holdings, Inc.,
Class A* 6,531 2,968,797
Datadog, Inc., Class A* 7,921 1,108,782
Fair Isaac Corp.* 638 916,627
Fortinet, Inc.* 16,658 1,664,134
Gen Digital, Inc. 14,984 441,878
Intuit, Inc. 7,330 5,755,003
Microsoft Corp. 194,891 103,974,348
Oracle Corp. 42,648 10,822,783
Palantir Technologies, Inc.,
Class A* 55,776 8,832,130
Palo Alto Networks, Inc.* 17,361 3,013,870
PTC, Inc.* 3,054 656,030
Roper Technologies, Inc. 2,819 1,551,578
Salesforce, Inc. 25,159 6,499,324
ServiceNow, Inc.* 5,428 5,119,255
Synopsys, Inc.* 4,849 3,071,696
Tyler Technologies, Inc.* 1,157 676,336
Workday, Inc., Class A* 5,680 1,302,878
166,683,403
Specialized REITs 0.8%
American Tower Corp. 12,275 2,557,987
Crown Castle, Inc. 11,418 1,199,918
Digital Realty Trust, Inc. 8,301 1,464,628
Equinix, Inc. 2,565 2,013,961
Extra Space Storage, Inc. 5,665 761,149
Iron Mountain, Inc. 7,862 765,444
Public Storage 4,140 1,125,832
SBA Communications Corp.,
Class A 2,818 633,261
VICI Properties, Inc., Class A 28,033 913,876
Weyerhaeuser Co. 19,576 490,379
11,926,435
Specialty Retail 1.6%
AutoZone, Inc.* 439 1,654,319
Best Buy Co., Inc. 5,223 339,809
CarMax, Inc.* 3,787 214,382
Home Depot, Inc. (The) 26,062 9,578,046
Lowe's Cos., Inc. 14,676 3,281,113
O'Reilly Automotive, Inc.* 22,415 2,203,843
Ross Stores, Inc. 8,622 1,177,248
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 29,276 3,645,740
Tractor Supply Co. 13,903 791,776
Ulta Beauty, Inc.* 1,226 631,402
Williams-Sonoma, Inc.(a) 3,224 603,049
24,120,727
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. 391,636 81,291,884
Dell Technologies, Inc., Class
C 7,855 1,042,280
Hewlett Packard Enterprise
Co. 33,665 696,529
HP, Inc. 24,775 614,420
NetApp, Inc. 5,437 566,155
Seagate Technology Holdings
plc 5,418 850,680
Super Micro Computer, Inc.* 13,113 773,274
Western Digital Corp. 9,071 713,797
86,549,019
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.* 3,989 423,512
Lululemon Athletica, Inc.* 2,940 589,558
NIKE, Inc., Class B 30,891 2,307,249
Ralph Lauren Corp., Class A 994 296,958
Tapestry, Inc. 5,632 608,425
4,225,702
Tobacco 0.6%
Altria Group, Inc. 44,168 2,735,766
Philip Morris International, Inc. 40,814 6,695,537
9,431,303
Trading Companies & Distributors 0.3%
Fastenal Co. 30,082 1,387,682
United Rentals, Inc. 1,704 1,504,530
WW Grainger, Inc. 1,146 1,191,313
4,083,525
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 5,246 735,699
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 12,505 2,981,317
Total Common Stocks
(cost $635,990,063) 1,408,602,622
Purchased Options 0.7%
Number of
Contracts
Call Options 0.7%
Future Equity Index Options: 0.7%
S&P 500 E-Mini Index
8/15/2025 at USD 6,050.00,
European Style
Notional Amount: USD
151,388,438
Exchange Traded
*
475 7,950,312

18 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
9/19/2025 at USD 6,375.00,
American Style
Notional Amount: USD
151,388,438
Exchange Traded
*
475 2,909,375
Total Purchased Options
(cost $3,703,627) 10,859,687
Short-Term Investment 3.5%
Shares
U.S. Treasury Obligation 3.5%
U.S. Treasury Bills, 4.25%,
8/7/2025 53,000,000 52,962,297
(cost $52,962,968)
Total Short-Term Investment
(cost $52,962,968) 52,962,297
Repurchase Agreement 0.0%
†
Principal
Amount ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $396,626,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$404,558.(b) 396,578 396,578
Total Repurchase Agreement
(cost $396,578) 396,578
Total Investments
(cost $693,053,236) — 97.1% 1,472,821,184
Other assets in excess of liabilities — 2.9% 44,466,624
NET ASSETS — 100.0%
$ 1,517,287,808
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $12,731,094, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $396,578 and by $12,712,282 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 8/7/2025 - 11/15/2054, a total value of
$13,108,860.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $396,578.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2025 (Unaudited) - Statement of Investments - 19
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 1,399 9/2025 USD 159,748,313 3,839,798
Total long contracts 3,839,798
Short Contracts
S&P 500 E-Mini Index (215) 9/2025 USD (68,523,188) (451,057)
Total short contracts (451,057)
Net contracts 3,388,741
Currency:
USD United States Dollar

20 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2025 (Unaudited) - Statement of Investments - 21
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,408,602,622 $ – $ – $ 1,408,602,622
Futures Contracts 3,839,798 – – 3,839,798
Purchased Option 10,859,687 – – 10,859,687
Repurchase Agreement – 396,578 – 396,578
Short-Term Investment – 52,962,297 – 52,962,297
Total Assets $ 1,423,302,107 $ 53,358,875 $ – $ 1,476,660,982
Liabilities:
Futures Contracts $ (451,057) $ – $ – $ (451,057)
Total Liabilities $ (451,057) $ – $ – $ (451,057)
Total $ 1,422,851,050 $ 53,358,875 $ – $ 1,476,209,925

22 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 10,859,687
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 3,839,798
Total $ 14,699,485
Liabilities:
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (451,057)
Total $ (451,057)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Fund - July 31, 2025 (Unaudited) - Statement of Investments - 23
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 0.9%
Howmet Aerospace, Inc. 86,982 15,636,754
Banks 4.0%
Bank of America Corp. 656,283 31,022,498
Wells Fargo & Co. 491,897 39,661,655
70,684,153
Beverages 1.0%
PepsiCo, Inc. 126,571 17,456,672
Biotechnology 1.7%
AbbVie, Inc. 161,556 30,537,315
Broadline Retail 5.9%
Amazon.com, Inc.* 449,146 105,149,570
Building Products 0.8%
Trane Technologies plc 34,474 15,102,370
Capital Markets 3.0%
Morgan Stanley 235,131 33,496,762
S&P Global, Inc. 35,254 19,428,480
52,925,242
Chemicals 3.2%
Ecolab, Inc. 69,814 18,274,513
Linde plc 64,123 29,513,252
Sherwin-Williams Co. (The) 24,721 8,179,684
55,967,449
Commercial Services & Supplies 0.9%
Waste Connections, Inc. 82,565 15,412,409
Construction Materials 1.3%
Martin Marietta Materials, Inc. 38,777 22,292,122
Consumer Finance 1.3%
American Express Co. 76,130 22,786,470
Consumer Staples Distribution & Retail 1.3%
Costco Wholesale Corp. 14,381 13,512,963
Walmart, Inc. 91,436 8,958,899
22,471,862
Electric Utilities 2.8%
NextEra Energy, Inc. 245,171 17,421,851
Southern Co. (The) 348,664 32,941,775
50,363,626
Electrical Equipment 1.6%
Eaton Corp. plc 73,894 28,428,500
Entertainment 1.3%
Walt Disney Co. (The) 199,210 23,727,903
Financial Services 2.8%
Mastercard, Inc., Class A 87,388 49,502,680
Food Products 0.8%
Mondelez International, Inc.,
Class A 210,136 13,593,698
Ground Transportation 1.7%
Canadian Pacific Kansas City
Ltd. 256,535 18,868,149
Old Dominion Freight Line, Inc. 72,257 10,784,357
29,652,506
Health Care Equipment & Supplies 2.8%
Boston Scientific Corp.* 284,923 29,894,121
Stryker Corp. 48,354 18,990,067
48,884,188
Common Stocks
Shares Value ($)
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc. 93,791 23,406,482
Hotels, Restaurants & Leisure 5.1%
Booking Holdings, Inc. 7,466 41,093,312
Hilton Worldwide Holdings,
Inc. 72,657 19,477,889
McDonald's Corp. 96,921 29,083,084
89,654,285
Insurance 3.0%
Arthur J Gallagher & Co. 68,240 19,601,940
Progressive Corp. (The) 135,636 32,829,337
52,431,277
Interactive Media & Services 8.7%
Alphabet, Inc., Class C 318,800 61,483,768
Meta Platforms, Inc., Class A 118,689 91,798,820
153,282,588
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc. 35,223 16,473,093
Machinery 1.4%
Ingersoll Rand, Inc. 81,698 6,914,102
Otis Worldwide Corp. 201,927 17,303,124
24,217,226
Oil, Gas & Consumable Fuels 3.1%
ConocoPhillips 245,171 23,374,603
Exxon Mobil Corp. 283,473 31,646,926
55,021,529
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co. 375,909 16,280,619
Eli Lilly & Co. 21,397 15,835,278
Johnson & Johnson 111,334 18,341,163
50,457,060
Semiconductors & Semiconductor Equipment 15.9%
ASML Holding NV
(Registered), ADR-NL 15,300 10,629,063
Broadcom, Inc. 131,482 38,616,263
NVIDIA Corp. 1,009,446 179,550,160
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 86,748 20,960,052
Texas Instruments, Inc. 176,900 32,029,514
281,785,052
Software 11.6%
Cadence Design Systems,
Inc.* 36,841 13,431,123
Microsoft Corp. 315,528 168,334,188
Salesforce, Inc. 91,786 23,711,078
205,476,389
Specialty Retail 1.8%
Lowe's Cos., Inc. 78,998 17,661,583
TJX Cos., Inc. (The) 111,109 13,836,404
31,497,987

24 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. 391,548 81,273,618
Total Investments
(cost $1,383,850,772) — 99.4% 1,755,552,075
Other assets in excess of liabilities — 0.6% 10,714,294
NET ASSETS — 100.0%
$ 1,766,266,369
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan

Nationwide Fund - July 31, 2025 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,755,552,075 $ – $ – $ 1,755,552,075
Total $ 1,755,552,075 $ – $ – $ 1,755,552,075
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Mid Cap Growth Fund - July 31, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks 96 .8%
Shares Value ($)
Aerospace & Defense 8 .7%
Axon Enterprise, Inc.* 17,453 13,185,567
HEICO Corp., Class A 47,814 12,340,315
25,525,882
Building Products 2 .2%
Advanced Drainage Systems,
Inc. 47,804 5,485,509
Fortune Brands Innovations,
Inc. 19,711 1,075,038
6,560,547
Capital Markets 4 .1%
Intercontinental Exchange, Inc. 43,081 7,962,661
Raymond James Financial,
Inc. 24,144 4,035,187
11,997,848
Commercial Services & Supplies 6 .7%
Copart, Inc.* 199,118 9,026,019
Rollins, Inc. 183,024 10,481,784
19,507,803
Construction Materials 1 .5%
Vulcan Materials Co. 15,896 4,366,154
Distributors 2 .0%
Pool Corp.(a) 18,564 5,720,311
Electrical Equipment 0 .4%
Generac Holdings, Inc.* 6,352 1,236,671
Electronic Equipment, Instruments & Components 9 .6%
Amphenol Corp., Class A 144,820 15,424,778
Cognex Corp. 20,447 833,624
Keysight Technologies, Inc.* 55,460 9,090,449
Trimble, Inc.* 31,565 2,647,988
27,996,839
Financial Services 3 .0%
Fiserv, Inc.* 53,649 7,453,992
Global Payments, Inc. 16,560 1,323,972
8,777,964
Food Products 0 .5%
Freshpet, Inc.* 22,739 1,553,528
Ground Transportation 1 .3%
Old Dominion Freight Line, Inc. 26,300 3,925,275
Health Care Equipment & Supplies 7 .4%
Align Technology, Inc.* 9,321 1,202,502
Cooper Cos., Inc. (The)* 31,668 2,238,611
Dexcom, Inc.* 46,832 3,782,621
IDEXX Laboratories, Inc.*(a) 13,140 7,020,833
STERIS plc 32,075 7,264,667
21,509,234
Health Care Providers & Services 1 .3%
HealthEquity, Inc.* 38,662 3,750,214
Household Products 1 .8%
Church & Dwight Co., Inc. 55,697 5,222,708
Insurance 1 .9%
Ryan Specialty Holdings, Inc.,
Class A(a) 89,709 5,489,294
IT Services 3 .6%
EPAM Systems, Inc.* 19,016 2,999,013
Common Stocks
Shares Value ($)
IT Services
Gartner, Inc.* 21,988 7,446,236
10,445,249
Life Sciences Tools & Services 1 .4%
Charles River Laboratories
International, Inc.* 3,893 660,409
Repligen Corp.* 29,063 3,402,405
4,062,814
Machinery 1 .8%
IDEX Corp. 31,346 5,125,384
Professional Services 6 .5%
Broadridge Financial
Solutions, Inc. 29,086 7,199,076
SS&C Technologies Holdings,
Inc. 25,192 2,153,412
Verisk Analytics, Inc., Class A 34,146 9,516,832
18,869,320
Real Estate Management & Development 2 .6%
CoStar Group, Inc.* 78,910 7,511,443
Semiconductors & Semiconductor Equipment 1 .8%
Monolithic Power Systems,
Inc. 7,266 5,167,870
Software 16 .5%
Bentley Systems, Inc., Class B 39,562 2,293,805
BlackLine, Inc.* 17,730 953,520
Cadence Design Systems,
Inc.* 29,907 10,903,195
Datadog, Inc., Class A* 23,989 3,357,980
HubSpot, Inc.* 11,754 6,107,966
Intuit, Inc. 9,325 7,321,337
Roper Technologies, Inc. 13,028 7,170,611
Tyler Technologies, Inc.* 17,207 10,058,524
48,166,938
Specialty Retail 7 .9%
Burlington Stores, Inc.* 24,885 6,792,610
O'Reilly Automotive, Inc.* 131,151 12,894,766
Ulta Beauty, Inc.* 6,377 3,284,219
22,971,595
Textiles, Apparel & Luxury Goods 0 .3%
Lululemon Athletica, Inc.* 5,093 1,021,299
Trading Companies & Distributors 2 .0%
Watsco, Inc. 12,770 5,757,738
Total Common Stocks
(cost $147,242,088) 282,239,922
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,321) 0
Total Investments
(cost $147,257,409) — 96.8% 282,239,922
Other assets in excess of liabilities — 3.2% 9,275,158
NET ASSETS — 100.0%
$ 291,515,080

28 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $7,858,122, which was collateralized
by $8,181,170 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.13%, and
maturity dates ranging from 8/7/2025 - 8/15/2054.
CVR Contingent Value Rights

Nationwide Geneva Mid Cap Growth Fund - July 31, 2025 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

30 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 282,239,922 $ – $ – $ 282,239,922
Rights – – – –
Total $ 282,239,922 $ – $ – $ 282,239,922
As of July 31, 2025, the fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide GQG US Quality Equity Fund - July 31, 2025 (Unaudited) - Statement of Investments - 31
Common Stocks 98 .8%
Shares Value ($)
Beverages 2 .8%
Coca-Cola Co. (The) 112,503 7,637,829
Capital Markets 2 .4%
CME Group, Inc. 23,494 6,537,910
Consumer Staples Distribution & Retail 2 .2%
Kroger Co. (The) 86,081 6,034,278
Diversified Telecommunication Services 12 .1%
AT&T, Inc. 656,180 17,985,894
Verizon Communications, Inc. 339,258 14,506,672
32,492,566
Electric Utilities 16 .7%
American Electric Power Co.,
Inc.(a) 113,873 12,883,591
Duke Energy Corp. 66,610 8,102,440
Exelon Corp. 167,960 7,548,123
NextEra Energy, Inc. 96,778 6,877,045
PPL Corp. 113,923 4,065,912
Xcel Energy, Inc.(a) 75,960 5,578,502
45,055,613
Entertainment 2 .6%
Netflix, Inc.* 6,075 7,043,355
Financial Services 2 .1%
Visa, Inc., Class A(a) 16,162 5,583,486
Gas Utilities 1 .0%
Atmos Energy Corp.(a) 16,853 2,627,720
Health Care Providers & Services 6 .8%
Cigna Group (The) 33,211 8,879,957
Elevance Health, Inc. 10,810 3,060,095
McKesson Corp. 2,943 2,041,088
UnitedHealth Group, Inc. 16,801 4,192,858
18,173,998
Insurance 14 .3%
Allstate Corp. (The) 33,542 6,817,411
American International Group,
Inc. 146,930 11,406,176
Cincinnati Financial Corp. 43,676 6,442,647
Progressive Corp. (The) 49,557 11,994,776
Slide Insurance Holdings, Inc.* 104,872 1,971,594
38,632,604
Interactive Media & Services 3 .3%
Meta Platforms, Inc., Class A 11,528 8,916,216
IT Services 1 .5%
International Business
Machines Corp. 15,913 4,028,376
Multi-Utilities 3 .7%
CenterPoint Energy, Inc.(a) 148,177 5,752,231
DTE Energy Co. 29,668 4,106,348
9,858,579
Oil, Gas & Consumable Fuels 6 .2%
Enbridge, Inc. 122,328 5,540,235
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. 101,019 11,277,761
16,817,996
Pharmaceuticals 1 .5%
Novartis AG, ADR 34,674 3,943,821
Software 4 .8%
Figma, Inc., Class A* 520 60,060
Microsoft Corp. 24,055 12,833,342
12,893,402
Tobacco 13 .3%
Altria Group, Inc. 207,978 12,882,157
Philip Morris International, Inc. 140,474 23,044,760
35,926,917
Water Utilities 1 .5%
American Water Works Co.,
Inc. 28,578 4,007,779
Total Common Stocks
(cost $254,491,796) 266,212,445
Repurchase Agreement 0 .4%
Principal
Amount ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $1,041,876,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$1,062,713.(b) 1,041,750 1,041,750
Total Repurchase Agreement
(cost $1,041,750) 1,041,750
Total Investments
(cost $255,533,546) — 99.2% 267,254,195
Other assets in excess of liabilities — 0.8% 2,129,102
NET ASSETS — 100.0%
$ 269,383,297
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $10,446,001, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $1,041,750 and by $9,537,309 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
8/7/2025 - 8/15/2054, a total value of $10,579,059.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $1,041,750.
ADR American Depositary Receipt

32 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide GQG US Quality Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide GQG US Quality Equity Fund - July 31, 2025 (Unaudited) - Statement of Investments - 33
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 266,212,445 $ – $ – $ 266,212,445
Repurchase Agreement – 1,041,750 – 1,041,750
Total $ 266,212,445 $ 1,041,750 $ – $ 267,254,195
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 4 .4%
Boeing Co. (The)* 42,213 9,364,532
Air Freight & Logistics 0 .8%
Expeditors International of
Washington, Inc. 15,009 1,744,646
Automobile Components 0 .6%
Mobileye Global, Inc., Class A* 92,287 1,314,167
Automobiles 5 .5%
Tesla, Inc.* 38,256 11,793,177
Beverages 3 .3%
Boston Beer Co., Inc. (The),
Class A* 4,209 871,600
Monster Beverage Corp.* 103,651 6,089,496
6,961,096
Biotechnology 5 .4%
Alnylam Pharmaceuticals, Inc.* 17,138 6,722,209
CRISPR Therapeutics AG*(a) 19,357 1,089,025
Regeneron Pharmaceuticals,
Inc. 6,730 3,670,946
11,482,180
Broadline Retail 6 .1%
Alibaba Group Holding Ltd.,
ADR-CN(a) 4,094 493,859
Amazon.com, Inc.* 53,849 12,606,590
13,100,449
Capital Markets 3 .1%
FactSet Research Systems,
Inc.(a) 4,737 1,908,537
MSCI, Inc., Class A(a) 3,928 2,205,022
SEI Investments Co. 29,572 2,605,885
6,719,444
Entertainment 9 .1%
Netflix, Inc.* 12,571 14,574,817
Walt Disney Co. (The) 40,687 4,846,229
19,421,046
Financial Services 5 .3%
Block, Inc., Class A*(a) 22,811 1,762,378
PayPal Holdings, Inc.* 21,279 1,463,144
Visa, Inc., Class A(a) 23,228 8,024,577
11,250,099
Health Care Equipment & Supplies 1 .0%
Intuitive Surgical, Inc.* 4,469 2,149,991
Health Care Technology 4 .0%
Doximity, Inc., Class A*(a) 72,432 4,255,380
Veeva Systems, Inc., Class A* 14,776 4,199,339
8,454,719
Hotels, Restaurants & Leisure 2 .6%
Starbucks Corp. 30,377 2,708,413
Yum China Holdings, Inc. 29,185 1,362,356
Yum! Brands, Inc. 10,081 1,453,176
5,523,945
Interactive Media & Services 13 .2%
Alphabet, Inc., Class A 53,221 10,213,110
Meta Platforms, Inc., Class A 23,257 17,987,894
28,201,004
Common Stocks
Shares Value ($)
IT Services 2 .1%
Shopify, Inc., Class A* 37,627 4,598,396
Life Sciences Tools & Services 0 .6%
Illumina, Inc.* 12,847 1,319,515
Machinery 1 .2%
Deere & Co. 4,734 2,482,368
Pharmaceuticals 2 .4%
Novartis AG, ADR 12,025 1,367,723
Novo Nordisk A/S, ADR-DK(a) 49,373 2,323,987
Roche Holding AG, ADR(a) 36,347 1,414,262
5,105,972
Semiconductors & Semiconductor Equipment 13 .8%
ARM Holdings plc, ADR*(a) 30,788 4,352,653
NVIDIA Corp. 128,233 22,808,804
QUALCOMM, Inc. 15,104 2,216,663
29,378,120
Software 14 .6%
Autodesk, Inc.* 18,592 5,635,421
Microsoft Corp. 12,384 6,606,864
Oracle Corp. 50,445 12,801,428
Salesforce, Inc. 12,748 3,293,191
Workday, Inc., Class A* 11,991 2,750,495
31,087,399
Textiles, Apparel & Luxury Goods 0 .4%
Under Armour, Inc., Class A* 119,979 796,661
Total Common Stocks
(cost $81,531,901) 212,248,926
Repurchase Agreements 5 .7%
Principal
Amount ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $3,130,841,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$3,193,459.(b) 3,130,464 3,130,464
Santander US Capital
Markets,
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$2,040,247.(b) 2,000,000 2,000,000

Nationwide Loomis All Cap Growth Fund - July 31, 2025 (Unaudited) - Statement of Investments - 35
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
4.35%, dated 7/31/2025,
due 8/1/2025, repurchase
price $7,000,846,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 4.50%, maturing
2/15/2038 - 2/15/2052;
total market value
$7,140,001.(b) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $12,130,464) 12,130,464
Total Investments
(cost $93,662,365) — 105.2% 224,379,390
Liabilities in excess of other assets — (5.2)% (10,990,828)
NET ASSETS — 100.0%
$ 213,388,562
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $12,048,068, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $12,130,464 and by $896,567 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
8/7/2025 - 8/15/2054, a total value of $13,027,031.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $12,130,464.
ADR American Depositary Receipt
CN China
DK Denmark

36 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Loomis All Cap Growth Fund - July 31, 2025 (Unaudited) - Statement of Investments - 37
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 212,248,926 $ – $ – $ 212,248,926
Repurchase Agreements – 12,130,464 – 12,130,464
Total $ 212,248,926 $ 12,130,464 $ – $ 224,379,390
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Common Stocks 95 .4%
Shares Value ($)
Aerospace & Defense 3 .2%
Cadre Holdings, Inc.(a) 170,225 5,629,341
Automobile Components 3 .1%
Dorman Products, Inc.* 45,504 5,488,693
Building Products 8 .1%
American Woodmark Corp.* 60,950 3,206,580
CSW Industrials, Inc. 15,844 4,111,201
Hayward Holdings, Inc.* 437,309 6,725,812
14,043,593
Capital Markets 3 .6%
Virtus Investment Partners,
Inc. 32,217 6,227,868
Chemicals 9 .6%
Ashland, Inc. 59,416 3,063,489
Element Solutions, Inc. 400,588 9,453,877
Quaker Chemical Corp. 36,627 4,190,861
16,708,227
Electronic Equipment, Instruments & Components 8 .8%
Cognex Corp. 83,569 3,407,108
ePlus, Inc.* 113,889 7,377,730
Insight Enterprises, Inc.* 38,054 4,512,443
15,297,281
Ground Transportation 2 .9%
Landstar System, Inc. 38,246 5,100,869
Health Care Equipment & Supplies 4 .0%
ICU Medical, Inc.* 55,035 7,067,044
Health Care Providers & Services 13 .3%
Addus HomeCare Corp.* 116,556 12,445,850
Ensign Group, Inc. (The) 56,035 8,405,250
Pennant Group, Inc. (The)* 102,566 2,273,888
23,124,988
Hotels, Restaurants & Leisure 3 .2%
Wyndham Hotels & Resorts,
Inc. 64,896 5,581,056
Household Durables 1 .6%
Installed Building Products,
Inc. 14,212 2,874,946
Insurance 6 .3%
Skyward Specialty Insurance
Group, Inc.* 116,469 5,891,002
White Mountains Insurance
Group Ltd. 2,899 5,182,832
11,073,834
Leisure Products 2 .9%
YETI Holdings, Inc.* 139,699 5,132,541
Machinery 3 .5%
Hillman Solutions Corp.* 773,538 6,103,215
Personal Care Products 2 .9%
Interparfums, Inc.(a) 41,637 5,021,422
Professional Services 9 .6%
CBIZ, Inc.* 36,747 2,245,977
ICF International, Inc. 40,715 3,415,581
Verra Mobility Corp., Class A* 438,934 11,087,473
16,749,031
Real Estate Management & Development 4 .3%
Cushman & Wakefield plc* 609,476 7,429,512
Common Stocks
Shares Value ($)
Software 2 .5%
Meridianlink, Inc.*(a) 268,294 4,287,338
Specialty Retail 2 .0%
America's Car-Mart, Inc.*(a) 76,614 3,450,695
Total Common Stocks
(cost $146,103,959) 166,391,494
Repurchase Agreement 0 .4%
Principal
Amount ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $705,770,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$719,885.(b) 705,685 705,685
Total Repurchase Agreement
(cost $705,685) 705,685
Total Investments
(cost $146,809,644) — 95.8% 167,097,179
Other assets in excess of liabilities — 4.2% 7,301,688
NET ASSETS — 100.0%
$ 174,398,867
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $7,759,232, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$705,685 and by $7,363,522 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.88%, and maturity dates ranging from 8/7/2025 -
11/15/2054, a total value of $8,069,207.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $705,685.

Nationwide WCM Focused Small Cap Fund - July 31, 2025 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

40 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide WCM Focused Small Cap Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 166,391,494 $ – $ – $ 166,391,494
Repurchase Agreement – 705,685 – 705,685
Total $ 166,391,494 $ 705,685 $ – $ 167,097,179
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks 89.8%
Shares Value ($)
Aerospace & Defense 3.6%
Howmet Aerospace, Inc. 18,669 3,356,126
L3Harris Technologies, Inc. 79,611 21,878,695
25,234,821
Air Freight & Logistics 0.4%
FedEx Corp. 14,036 3,136,906
Automobiles 0.6%
Ford Motor Co. 386,720 4,280,990
Banks 10.5%
Bank of America Corp. 351,606 16,620,416
Citigroup, Inc. 87,577 8,205,965
Columbia Banking System,
Inc. 139,395 3,317,601
Comerica, Inc. 108,695 7,344,521
First Horizon Corp. 425,281 9,275,379
JPMorgan Chase & Co. 101,422 30,045,253
74,809,135
Biotechnology 0.5%
Gilead Sciences, Inc. 30,638 3,440,341
Building Products 1.5%
Carlisle Cos., Inc. 20,812 7,382,224
Johnson Controls International
plc 31,236 3,279,780
10,662,004
Capital Markets 4.9%
Charles Schwab Corp. (The) 75,832 7,411,061
CME Group, Inc. 12,056 3,354,944
Goldman Sachs Group, Inc.
(The) 18,157 13,138,224
Intercontinental Exchange, Inc. 36,307 6,710,623
Morgan Stanley 30,044 4,280,068
34,894,920
Chemicals 0.5%
Mosaic Co. (The) 91,676 3,301,253
Communications Equipment 3.6%
Cisco Systems, Inc. 377,136 25,675,419
Construction Materials 1.9%
CRH plc 143,473 13,694,498
Consumer Finance 2.2%
Capital One Financial Corp. 71,707 15,417,005
Containers & Packaging 2.3%
Crown Holdings, Inc. 31,526 3,132,423
International Paper Co. 282,250 13,192,365
16,324,788
Diversified Telecommunication Services 2.9%
AT&T, Inc. 750,040 20,558,596
Electric Utilities 0.8%
Constellation Energy Corp. 15,839 5,509,438
Electrical Equipment 2.3%
Emerson Electric Co. 23,667 3,443,785
Hubbell, Inc., Class B(a) 30,149 13,189,585
16,633,370
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity plc 50,429 10,375,767
Entertainment 1.4%
Walt Disney Co. (The) 82,197 9,790,485
Common Stocks
Shares Value ($)
Financial Services 4.1%
Berkshire Hathaway, Inc.,
Class B* 48,022 22,660,621
Voya Financial, Inc. 91,587 6,411,090
29,071,711
Ground Transportation 1.9%
CSX Corp. 390,122 13,864,936
Health Care Equipment & Supplies 3.8%
Alcon AG CHF 103,741 9,082,525
Medtronic plc 201,717 18,202,942
27,285,467
Health Care Providers & Services 2.3%
Labcorp Holdings, Inc. 29,212 7,597,457
UnitedHealth Group, Inc. 35,838 8,943,731
16,541,188
Hotels, Restaurants & Leisure 2.2%
Las Vegas Sands Corp. 166,828 8,741,787
Royal Caribbean Cruises Ltd. 20,992 6,672,727
15,414,514
Industrial Conglomerates 0.7%
Honeywell International, Inc. 21,039 4,678,022
Insurance 6.1%
American International Group,
Inc. 105,341 8,177,622
Aon plc, Class A 37,354 13,287,191
Assurant, Inc. 85,406 15,996,544
MetLife, Inc. 14,256 1,082,743
RenaissanceRe Holdings Ltd. 19,643 4,787,785
43,331,885
IT Services 0.9%
International Business
Machines Corp. 25,378 6,424,441
Life Sciences Tools & Services 2.3%
Danaher Corp. 56,818 11,202,237
Thermo Fisher Scientific, Inc. 10,719 5,013,062
16,215,299
Machinery 1.0%
Caterpillar, Inc. 15,565 6,817,781
Media 0.7%
Omnicom Group, Inc. 70,138 5,053,443
Metals & Mining 1.8%
Freeport-McMoRan, Inc. 193,426 7,783,462
Newmont Corp. 77,913 4,838,397
12,621,859
Multi-Utilities 0.7%
Dominion Energy, Inc.(a) 84,893 4,961,996
Oil, Gas & Consumable Fuels 8.1%
Chevron Corp. 45,927 6,964,370
Diamondback Energy, Inc. 39,969 5,941,792
EQT Corp. 115,331 6,199,041
Exxon Mobil Corp. 123,533 13,791,224
Marathon Petroleum Corp. 55,166 9,388,702
Permian Resources Corp.,
Class A(a) 417,521 5,912,097
Phillips 66 75,337 9,310,147
57,507,373

42 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Passenger Airlines 0.9%
Delta Air Lines, Inc. 114,214 6,077,327
Personal Care Products 1.4%
Estee Lauder Cos., Inc. (The),
Class A 79,825 7,450,865
Kenvue, Inc. 132,150 2,833,296
10,284,161
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co. 98,481 4,265,212
Johnson & Johnson 158,568 26,122,492
30,387,704
Semiconductors & Semiconductor Equipment 1.1%
Applied Materials, Inc. 43,654 7,860,339
Software 1.2%
Dolby Laboratories, Inc., Class
A 114,647 8,637,505
Specialized REITs 0.9%
Weyerhaeuser Co. 261,626 6,553,731
Tobacco 0.9%
Philip Morris International, Inc. 40,144 6,585,623
Trading Companies & Distributors 1.1%
Ferguson Enterprises, Inc. 34,085 7,612,203
Total Common Stocks
(cost $510,641,078) 637,528,244
Purchased Options 0.7%
Number of
Contracts
Call Options 0.7%
Future Equity Index Options: 0.7%
S&P 500 E-Mini Index
8/15/2025 at USD 6,050.00,
European Style
Notional Amount: USD
71,710,313
Exchange Traded
*
225 3,765,938
S&P 500 E-Mini Index
9/19/2025 at USD 6,375.00,
American Style
Notional Amount: USD
71,710,313
Exchange Traded
*
225 1,378,125
Total Purchased Options
(cost $1,802,242) 5,144,063
Short-Term Investment 3.7%
Shares Value ($)
U.S. Treasury Obligation 3.7%
U.S. Treasury Bills, 4.25%,
8/7/2025 26,000,000 25,981,504
Total Short-Term Investment
(cost $25,981,901) 25,981,504
Repurchase Agreement 0.7%
Principal
Amount ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $4,759,575,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$4,854,767.(b) 4,759,001 4,759,001
Total Repurchase Agreement
(cost $4,759,001) 4,759,001
Total Investments
(cost $543,184,222) — 94.9% 673,412,812
Other assets in excess of liabilities — 5.1% 36,173,516
NET ASSETS — 100.0%
$ 709,586,328
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $9,614,220, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,759,001 and by $5,056,107 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% - 4.50%, and maturity
dates ranging from 11/15/2025 - 5/15/2052, a total value of
$9,815,108.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $4,759,001.
REIT Real Estate Investment Trust
Currency:
CHF Switzerland Franc
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2025 (Unaudited) - Statement of Investments - 43
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 602 9/2025 USD 58,065,910 218,213
U.S. Treasury Long Bond 661 9/2025 USD 75,477,938 1,698,841
Total long contracts 1,917,054
Short Contracts
S&P 500 E-Mini Index (283) 9/2025 USD (90,195,638) (2,401,079)
Total short contracts (2,401,079)
Net contracts (484,025)
Currency:
USD United States Dollar

44 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2025 (Unaudited) - Statement of Investments - 45
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 637,528,244 $ – $ – $ 637,528,244
Futures Contracts 1,917,054 – – 1,917,054
Purchased Option 5,144,063 – – 5,144,063
Repurchase Agreement – 4,759,001 – 4,759,001
Short-Term Investment – 25,981,504 – 25,981,504
Total Assets $ 644,589,361 $ 30,740,505 $ – $ 675,329,866
Liabilities:
Futures Contracts $ (2,401,079) $ – $ – $ (2,401,079)
Total Liabilities $ (2,401,079) $ – $ – $ (2,401,079)
Total $ 642,188,282 $ 30,740,505 $ – $ 672,928,787

46 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 5,144,063
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 218,213
Interest rate risk Unrealized appreciation from futures contracts 1,698,841
Total $ 7,061,117
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,401,079)
Total $ (2,401,079)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - July 31, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 96 .7%
Shares Value ($)
Automobile Components 1 .6%
Dorman Products, Inc.* 161,859 19,523,432
Fox Factory Holding Corp.* 202,732 6,156,971
25,680,403
Banks 1 .4%
Axos Financial, Inc.* 259,236 22,385,029
Biotechnology 1 .4%
Vericel Corp.* 636,438 22,237,144
Broadline Retail 3 .0%
Ollie's Bargain Outlet
Holdings, Inc.* 361,078 49,334,087
Building Products 5 .5%
AAON, Inc.(a) 651,902 54,433,817
Trex Co., Inc.* 551,421 35,423,285
89,857,102
Capital Markets 0 .9%
Hamilton Lane, Inc., Class A(a) 97,005 14,773,862
Chemicals 2 .7%
Balchem Corp. 286,808 43,729,616
Commercial Services & Supplies 2 .6%
Casella Waste Systems, Inc.,
Class A* 386,253 41,997,289
Communications Equipment 1 .2%
Digi International, Inc.*(a) 607,108 19,797,792
Construction & Engineering 5 .2%
Construction Partners, Inc.,
Class A* 757,966 76,440,871
WillScot Holdings Corp. 265,771 7,800,379
84,241,250
Diversified Consumer Services 1 .5%
Bright Horizons Family
Solutions, Inc.* 212,914 24,080,573
Electronic Equipment, Instruments & Components 3 .8%
ePlus, Inc.* 324,105 20,995,522
Novanta, Inc.* 327,041 40,232,584
61,228,106
Food Products 1 .3%
J & J Snack Foods Corp.(a) 182,445 20,596,216
Ground Transportation 0 .9%
Marten Transport Ltd. 1,181,811 14,370,822
Health Care Equipment & Supplies 4 .3%
Globus Medical, Inc., Class A* 697,247 36,696,110
LeMaitre Vascular, Inc.(a) 320,505 26,037,826
UFP Technologies, Inc.*(a) 29,137 6,596,325
69,330,261
Health Care Providers & Services 3 .0%
HealthEquity, Inc.* 345,965 33,558,605
Option Care Health, Inc.* 489,423 14,364,565
47,923,170
Health Care Technology 1 .2%
Certara, Inc.*(a) 1,984,979 19,532,193
Hotels, Restaurants & Leisure 3 .9%
Texas Roadhouse, Inc., Class
A 344,830 63,838,378
Common Stocks
Shares Value ($)
Household Products 1 .2%
WD-40 Co.(a) 93,969 20,146,954
Insurance 3 .8%
Kinsale Capital Group, Inc. 110,742 48,802,892
Palomar Holdings, Inc.* 90,950 12,049,965
60,852,857
Life Sciences Tools & Services 3 .1%
Azenta, Inc.* 181,628 5,939,236
BioLife Solutions, Inc.*(a) 313,289 6,660,524
Bio-Techne Corp.(a) 366,493 20,058,162
Mesa Laboratories, Inc.(a) 69,847 5,341,898
Repligen Corp.*(a) 106,744 12,496,520
50,496,340
Machinery 11 .7%
Donaldson Co., Inc. 257,738 18,549,404
ESCO Technologies, Inc. 310,430 60,130,291
RBC Bearings, Inc.* 207,118 80,225,086
SPX Technologies, Inc.*(a) 168,206 30,679,092
189,583,873
Professional Services 7 .4%
CBIZ, Inc.* 159,027 9,719,730
ExlService Holdings, Inc.* 1,603,069 69,621,287
Exponent, Inc. 597,713 41,218,288
120,559,305
Real Estate Management & Development 1 .6%
FirstService Corp. 135,200 26,664,144
Semiconductors & Semiconductor Equipment 2 .6%
MACOM Technology Solutions
Holdings, Inc.* 59,772 8,197,132
Onto Innovation, Inc.* 366,524 34,728,149
42,925,281
Software 16 .1%
Agilysys, Inc.*(a) 290,982 33,195,227
Alarm.com Holdings, Inc.* 464,326 25,366,129
Blackbaud, Inc.* 431,606 29,098,876
BlackLine, Inc.*(a) 302,941 16,292,167
Descartes Systems Group,
Inc. (The)* 515,750 54,545,720
I3 Verticals, Inc., Class A*(a) 662,113 18,525,922
SPS Commerce, Inc.* 218,118 23,745,416
Tyler Technologies, Inc.* 50,641 29,602,703
Vertex, Inc., Class A*(a) 958,111 31,780,542
262,152,702
Specialty Retail 1 .5%
Valvoline, Inc.* 684,578 24,131,375
Trading Companies & Distributors 2 .3%
SiteOne Landscape Supply,
Inc.* 268,494 37,006,528
Total Common Stocks
(cost $973,114,121) 1,569,452,652

2 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreements 0 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $1,320,660,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$1,347,073.(b) 1,320,501 1,320,501
Santander US Capital
Markets,
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $7,000,848,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$7,140,865.(b) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $8,320,501) 8,320,501
Total Investments
(cost $981,434,622) — 97.2% 1,577,773,153
Other assets in excess of liabilities — 2.8% 45,835,679
NET ASSETS — 100.0%
$ 1,623,608,832
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $26,745,231, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $8,320,501 and by $19,605,219 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
8/7/2025 - 11/15/2054, a total value of $27,925,720.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $8,320,501.

Nationwide Geneva Small Cap Growth Fund - July 31, 2025 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

4 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,569,452,652 $ – $ – $ 1,569,452,652
Repurchase Agreements – 8,320,501 – 8,320,501
Total $ 1,569,452,652 $ 8,320,501 $ – $ 1,577,773,153
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 11.5%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 6.8%
Other 6.8%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
5.69%, 1/15/2035(a)(b) 635,000 636,526
AGL CLO 40 Ltd., Series
2025-40A, Class A1,
5.55%, 7/22/2038(a)(b) 5,200,000 5,211,580
Apidos CLO XV, Series
2013-15A, Class A1RR,
5.60%, 4/20/2031(a)(b) 192,962 193,049
Benefit Street Partners
CLO 41 Ltd., Series
2025-41A, Class A,
5.62%, 7/25/2038(a)(b) 4,050,000 4,058,137
Carlyle US CLO Ltd.,
Series 2024-2A, Class
B, 6.37%, 4/25/2037(a)
(b) 2,600,000 2,611,011
CBAMR Ltd., Series 2017-
4A, Class A1R, 5.70%,
3/31/2038(a)(b) 4,500,000 4,518,702
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 5.75%,
7/20/2037(a)(b) 2,060,000 2,066,347
CIFC Funding Ltd., Series
2018-1A, Class A1R,
5.65%, 1/18/2038(a)(b) 1,900,000 1,905,605
Diameter Capital CLO 4
Ltd., Series 2022-4A,
Class A1R, 6.15%,
1/15/2037(a)(b) 2,000,000 2,007,400
Elmwood CLO 29 Ltd.,
Series 2024-5A,
Class AR2, 6.03%,
4/20/2037(a)(b) 1,750,000 1,754,121
Elmwood CLO 41 Ltd.,
Series 2025-4A, Class
A, 5.64%, 7/17/2038(a)
(b) 4,700,000 4,718,288
Generate CLO 22 Ltd.,
Series 2025-22A, Class
A, 5.65%, 7/20/2038(a)
(b) 4,200,000 4,200,953
Mountain View CLO XV
Ltd., Series 2019-2A,
Class A1R, 5.99%,
7/15/2037(a)(b) 1,725,000 1,732,212
Oaktree CLO Ltd., Series
2021-1A, Class A1R,
5.67%, 1/15/2038(a)(b) 3,500,000 3,517,290
Octagon Investment
Partners XXI Ltd., Series
2014-1A, Class AAR4,
4.86%, 2/14/2031(a)(b) 2,868,766 2,868,702
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 5.72%,
11/14/2034(a)(b) 4,000,000 4,002,236
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Palmer Square Loan
Funding Ltd., Series
2022-3A, Class A1BR,
5.72%, 4/15/2031(a)(b) 2,075,000 2,079,017
Park Blue CLO Ltd., Series
2022-2A, Class A1R,
5.75%, 7/20/2037(a)(b) 1,450,000 1,453,045
Regatta 30 Funding Ltd.,
Series 2024-4A, Class
A1, 5.64%, 1/25/2038(a)
(b) 2,100,000 2,105,250
RR 26 Ltd., Series 2023-
26A, Class A1R, 5.44%,
4/15/2038(a)(b) 2,200,000 2,197,111
Sagard-Halseypoint CLO
8 Ltd., Series 2024-
8A, Class A1, 5.70%,
1/30/2038(a)(b) 2,700,000 2,711,826
Trinitas CLO XXXI Ltd.,
Series 2024-31A, Class
A1, 5.68%, 1/22/2038(a)
(b) 3,125,000 3,132,316
Venture 38 CLO Ltd.,
Series 2019-38A,
Class ARR, 5.31%,
7/30/2032(a)(b) 4,751,453 4,745,096
64,425,820
IRELAND 0.7%
Other 0.7%
Ares European CLO XXI
DAC, Series 21A, Class
B, 4.15%, 4/15/2038(a)
(b) EUR 680,000 775,914
CVC Cordatus Loan Fund
III DAC, Series 3A,
Class B1R3, 3.94%,
5/26/2038(a)(b) 1,700,000 1,932,131
Penta CLO DAC, Series
2021-2A, Class BR,
3.68%, 4/15/2038(a)(b) 1,740,000 1,977,243
Sound Point Euro CLO 14
Funding DAC, Series
14A, Class B, 3.89%,
4/20/2039(a)(b) 1,400,000 1,579,732
6,265,020
JERSEY 1.0%
Other 1.0%
Halseypoint CLO 7
Ltd., Series 2023-7A,
Class A1R, 5.78%,
7/20/2038(a)(b) 4,000,000 4,007,976
Hartwick Park CLO Ltd.,
Series 2023-1A, Class
AR, 5.49%, 1/20/2037(a)
(b) 3,075,000 3,070,655

2 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 50 Ltd.,
Series 2022-50A, Class
AR, 5.57%, 7/23/2036(a)
(b) 2,450,000 2,455,138
9,533,769
UNITED STATES 3.0%
Automobiles 1.0%
Exeter Automobile
Receivables Trust
Series 2025-1A, Class
A2, 4.70%, 9/15/2027 790,636 790,461
Series 2025-1A, Class
A3, 4.67%, 8/15/2028 525,000 524,928
Ford Credit Auto Owner
Trust, Series 2024-
1, Class A, 4.87%,
8/15/2036(b)(c) 2,225,000 2,260,328
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,216,400
Hyundai Auto Lease
Securitization Trust,
Series 2024-A,
Class A2A, 5.15%,
6/15/2026(b) 470,287 470,477
Santander Drive Auto
Receivables Trust
Series 2025-1, Class A2,
4.76%, 8/16/2027 517,480 517,514
Series 2021-3, Class D,
1.33%, 9/15/2027 183,646 182,918
Series 2025-1, Class A3,
4.74%, 1/16/2029 1,900,000 1,903,311
8,866,337
Credit Card 1.5%
American Express Credit
Account Master Trust,
Series 2025-3, Class A,
4.51%, 4/15/2032 3,025,000 3,051,171
Barclays Dryrock Issuance
Trust
Series 2023-2, Class A,
5.24%, 8/15/2028(a) 2,350,000 2,352,859
Series 2023-1, Class A,
4.72%, 2/15/2029 4,400,000 4,408,517
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A,
4.95%, 10/15/2027 2,200,000 2,201,893
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,297,586
14,312,026
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity 0.1%
J.P. Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 5.95%,
5/20/2054(a)(b) 434,140 436,688
Other 0.4%
PPM CLO 6-R Ltd., Series
2022-6RA, Class A1R,
6.28%, 1/20/2037(a)(b) 3,300,000 3,311,913
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 244,095 244,439
3,556,352
27,171,403
Total Asset-Backed Securities
(cost  $106,664,429) 107,396,012
Collateralized Mortgage Obligations 3.2%
UNITED STATES 3.2%
Connecticut Avenue
Securities, Series
2025-R01, Class 1M2,
5.85%, 1/25/2045(a)(b) 1,000,000 1,001,249
Connecticut Avenue
Securities Trust
Series 2024-R01,
Class 1M2, 6.15%,
1/25/2044(a)(b) 600,000 606,344
Series 2024-R03,
Class 2M2, 6.30%,
3/25/2044(a)(b) 675,000 680,480
Deephaven Residential
Mortgage Trust, Series
2021-4, Class A2,
2.09%, 11/25/2066(a)(b) 1,692,130 1,473,495
Ellington Financial
Mortgage Trust, Series
2021-2, Class A1,
0.93%, 6/25/2066(a)(b) 2,545,787 2,112,165
FHLMC REMICS, Series
5502, Class FG, 5.35%,
2/25/2055(a) 1,676,173 1,657,302
FHLMC STACR REMIC
Trust, Series 2024-
DNA2, Class M1,
5.55%, 5/25/2044(a)(b) 2,020,253 2,025,342
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 6.51%,
4/25/2049(a)(b) 546,458 550,247
FNMA REMICS, Series
2025-11, Class FB,
5.35%, 3/25/2055(a) 2,431,482 2,419,508
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 6,550,370 5,284,932

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
J.P. Morgan Mortgage
Trust
Series 2025-2,
Class A4A, 5.50%,
7/25/2055(a)(b) 1,326,001 1,323,050
Series 2022-DSC1,
Class A3, 4.75%,
1/25/2063(a)(b) 1,018,724 984,128
Series 2023-DSC1,
Class A1, 4.62%,
7/25/2063(a)(b) 1,027,991 992,893
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(b)(c) 1,520,641 1,526,589
OBX Trust, Series 2025-
NQM11, Class A1A,
5.42%, 5/25/2065(b)(c) 2,468,739 2,469,165
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 699,149
Verus Securitization Trust
Series 2021-7, Class A1,
1.83%, 10/25/2066(b)(c) 2,060,525 1,849,782
Series 2024-5, Class A1,
6.19%, 6/25/2069(b)(c) 688,265 692,357
Series 2025-INV1, Class
A1, 5.55%, 2/25/2070(b)
(c) 1,568,679 1,568,898
29,917,075
0
Total Collateralized Mortgage Obligations
(cost $30,027,994) 29,917,075
Commercial Mortgage-Backed Securities 7.1%
UNITED STATES 7.1%
BANK
Series 2021-BN31,
Class AS, 2.21%,
2/15/2054(a) 1,924,301 1,636,496
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,202,101
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 694,866
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 725,863
BANK5
Series 2024-5YR8,
Class A3, 5.88%,
8/15/2057 875,000 909,813
Series 2024-5YR9,
Class AS, 6.18%,
8/15/2057(a) 1,400,000 1,451,759
BBCMS Mortgage Trust
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,103,594
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,774,489
Series 2025-5C36,
Class A3, 5.52%,
8/15/2058 1,950,000 2,012,413
Benchmark Mortgage
Trust , Series 2024-
V8, Class A3, 6.19%,
7/15/2057(a) 1,050,000 1,102,021
BLP Commercial Mortgage
Trust , Series 2024-
IND2, Class A, 5.68%,
3/15/2041(a)(b) 1,589,286 1,592,458
BMO Mortgage Trust
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 2,007,234
Series 2024-C9, Class
A5, 5.76%, 7/15/2057 1,300,000 1,359,439
Series 2024-5C6, Class
A3, 5.32%, 9/15/2057 800,000 814,114
BX Commercial Mortgage
Trust
Series 2024-AIRC,
Class A, 6.03%,
8/15/2039(a)(b) 983,005 986,303
Series 2024-XL5, Class
A, 5.73%, 3/15/2041(a)
(b) 1,204,476 1,206,959
BX Trust
Series 2025-ROIC,
Class A, 5.49%,
3/15/2030(a)(b) 4,582,129 4,573,536
Series 2024-BIO, Class
A, 5.98%, 2/15/2041(a)
(b) 1,100,000 1,100,673
Series 2024-PAT, Class
A, 6.43%, 3/15/2041(a)
(b) 650,000 650,210
Series 2024-PAT, Class
B, 7.38%, 3/15/2041(a)
(b) 225,000 225,000
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 466,036
Durst Commercial
Mortgage Trust , Series
2025-151, Class A,
1.00%, 8/10/2042(a)(b) 2,150,000 2,150,000
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,978,946
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 988,175
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 891,066

4 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series KF153, Class AS,
5.00%, 2/25/2033(a) 612,596 612,974
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 845,899
FREMF 2025-K544
Mortgage Trust
REMICS, Series K544,
Class A2, 4.27%,
7/25/2030(a) 5,100,000 5,078,701
Houston Galleria Mall
Trust , Series 2025-
HGLR, Class A, 5.46%,
2/5/2045(a)(b) 1,200,000 1,217,622
IRV Trust , Series 2025-
200P, Class A, 5.29%,
3/14/2047(a)(b) 2,100,000 2,110,486
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 5.70%, 4/15/2037(a)
(b) 1,464,419 1,442,453
Series 2022-OPO, Class
A, 3.02%, 1/5/2039(b) 1,841,000 1,675,246
Series 2024-OMNI,
Class A, 5.80%,
10/5/2039(a)(b) 1,500,000 1,522,285
JPMBB Commercial
Mortgage Securities
Trust
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 491,975
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 30,412 30,341
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 483,406
KIND Commercial
Mortgage Trust , Series
2024-1, Class A, 6.23%,
8/15/2041(a)(b) 750,000 750,938
LEX Mortgage Trust ,
Series 2024-BBG, Class
A, 4.87%, 10/13/2033(a)
(b) 1,600,000 1,598,739
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 486,857
MSWF Commercial
Mortgage Trust
Series 2023-1, Class A5,
5.75%, 5/15/2056 3,000,000 3,124,999
Series 2023-2, Class A2,
6.89%, 12/15/2056 2,050,000 2,152,749
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 5.41%,
1/15/2036(a)(b) 1,300,000 1,271,890
ROCK Trust
Series 2024-CNTR,
Class A, 5.39%,
11/13/2041(b) 2,700,000 2,749,755
Series 2024-CNTR,
Class B, 5.93%,
11/13/2041(b) 850,000 873,134
Wells Fargo Commercial
Mortgage Trust
Series 2024-MGP,
Class A12, 6.03%,
8/15/2041(a)(b) 1,800,000 1,801,389
Series 2024-MGP,
Class B12, 6.63%,
8/15/2041(a)(b) 800,000 800,584
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 491,815
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,214,495
Total Commercial Mortgage-Backed
Securities
(cost $66,804,742)
66,432,296
Corporate Bonds 21.3%
BELGIUM 0.1%
Beverages 0.1%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036(d) 715,000 693,306
BERMUDA 0.1%
Beverages 0.1%
Bacardi-Martini BV, 5.55%,
2/1/2030(b)(d) 1,200,000 1,232,583
CANADA 0.2%
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029(d) 300,000 302,684
Oil, Gas & Consumable Fuels 0.1%
Enbridge, Inc., 2.50%,
8/1/2033(d) 925,000 769,847
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 98,575
Software 0.1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b) 622,000 630,140
1,801,246
GERMANY 0.0%
†
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 145,561

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
IRELAND 0.2%
Consumer Finance 0.2%
AerCap Ireland Capital
DAC
3.30%, 1/30/2032 764,000 691,186
3.40%, 10/29/2033(d) 1,325,000 1,163,632
Avolon Holdings
Funding Ltd., 5.15%,
1/15/2030(b) 328,000 330,487
2,185,305
MALAYSIA 0.1%
Financial Services 0.1%
Petronas Capital Ltd.,
4.95%, 1/3/2031(b) 560,000 569,086
MEXICO 0.4%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030(d) 1,852,000 1,718,688
Construction & Engineering 0.2%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,437,837
4,156,525
NETHERLANDS 0.1%
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 249,993
Semiconductors & Semiconductor Equipment 0.1%
NXP BV
3.15%, 5/1/2027(d) 265,000 258,838
3.40%, 5/1/2030(d) 750,000 709,363
2.50%, 5/11/2031 400,000 353,138
1,321,339
1,571,332
SAUDI ARABIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil Co.
Reg. S, 3.50%,
4/16/2029 2,370,000 2,293,501
5.75%, 7/17/2054(b) 200,000 187,957
2,481,458
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 358,720
SPAIN 0.4%
Banks 0.3%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,613,763
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 740,821
3,354,584
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND 0.3%
Capital Markets 0.3%
UBS Group AG
(SOFR + 5.02%),
9.02%, 11/15/2033(b)(e) 975,000 1,208,538
(SOFR + 1.76%),
5.58%, 5/9/2036(b)(e) 1,420,000 1,446,270
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 433,715
3,088,523
UNITED ARAB EMIRATES 0.5%
Oil, Gas & Consumable Fuels 0.3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,377,054
Transportation Infrastructure 0.2%
DP World Crescent Ltd.,
5.50%, 5/8/2035(b) 1,600,000 1,635,925
4,012,979
UNITED KINGDOM 1.0%
Banks 0.4%
Barclays plc, (SOFR
+ 1.59%), 5.79%,
2/25/2036(e) 1,735,000 1,772,976
Lloyds Banking Group
plc, (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(e) 730,000 729,883
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(e) 275,000 280,218
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 5.11%,
5/23/2031(e) 565,000 573,550
3,356,627
Consumer Finance 0.0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 192,325
Diversified Telecommunication Services 0.2%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 1,470,000 1,796,568
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 952,000 977,503

6 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Tobacco 0.3%
BAT Capital Corp.
3.56%, 8/15/2027(d) 300,000 294,431
2.26%, 3/25/2028 970,000 916,078
7.75%, 10/19/2032(d) 110,000 126,770
6.00%, 2/20/2034 1,134,000 1,194,309
BAT International Finance
plc, 4.45%, 3/16/2028(d) 325,000 323,947
2,855,535
9,178,558
UNITED STATES 17.6%
Aerospace & Defense 0.9%
Boeing Co. (The)
5.04%, 5/1/2027(d) 200,000 201,159
5.15%, 5/1/2030 840,000 853,332
6.53%, 5/1/2034 1,089,000 1,185,277
3.38%, 6/15/2046 1,800,000 1,224,171
3.85%, 11/1/2048 450,000 320,706
6.86%, 5/1/2054 1,145,000 1,258,542
GE Capital International
Funding Co.
Unlimited Co., 4.42%,
11/15/2035(d) 1,025,000 982,083
Howmet Aerospace, Inc.,
4.85%, 10/15/2031(d) 650,000 657,375
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027(d) 500,000 486,802
RTX Corp., 3.95%,
8/16/2025 800,000 799,671
7,969,118
Automobiles 0.0%
†
Hyundai Capital America,
6.20%, 9/21/2030(b) 235,000 247,966
Banks 2.5%
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 494,629
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,796,176
(SOFR + 1.06%),
2.09%, 6/14/2029(e) 4,075,000 3,815,138
(SOFR + 1.31%),
5.51%, 1/24/2036(e) 1,000,000 1,024,723
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(e) 1,209,000 1,029,358
6.11%, 1/29/2037 375,000 394,015
Citigroup, Inc.
4.45%, 9/29/2027 400,000 398,877
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 2,975,000 2,664,807
(SOFR + 1.83%),
6.02%, 1/24/2036(e) 825,000 845,486
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
First Horizon Corp.,
(SOFR + 1.77%),
5.51%, 3/7/2031(e) 955,000 971,623
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(e) 400,000 370,579
(SOFR + 1.80%),
4.59%, 4/26/2033(e) 5,075,000 5,014,519
(SOFR + 1.68%),
5.57%, 4/22/2036(e) 705,000 728,039
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(e) 1,135,000 1,228,478
(SOFR + 1.85%),
5.05%, 1/27/2034(e) 1,280,000 1,261,758
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(e) 325,000 336,487
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(e) 366,000 365,675
23,740,367
Beverages 0.3%
Constellation Brands, Inc.,
4.40%, 11/15/2025 800,000 799,130
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029(d) 573,000 561,972
3.20%, 5/1/2030(d) 470,000 441,318
Pernod Ricard
International Finance
LLC, 1.63%, 4/1/2031(b) 1,780,000 1,510,964
3,313,384
Biotechnology 0.4%
AbbVie, Inc., 4.25%,
11/21/2049 46,000 37,521
Amgen, Inc.
5.25%, 3/2/2030 1,848,000 1,898,604
5.25%, 3/2/2033(d) 1,882,000 1,919,703
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 321,000 278,722
4,134,550
Building Products 0.2%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 342,338
Carrier Global Corp.
2.70%, 2/15/2031(d) 1,150,000 1,043,400
5.90%, 3/15/2034 865,000 916,033
2,301,771
Capital Markets 1.2%
Ares Capital Corp.
2.15%, 7/15/2026 175,000 170,835
2.88%, 6/15/2028 500,000 472,483
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 24,389

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
Blackstone Private
Credit Fund, 6.00%,
1/29/2032(d) 400,000 405,141
Blackstone Secured
Lending Fund, 5.88%,
11/15/2027 700,000 712,163
Charles Schwab Corp.
(The), 2.45%, 3/3/2027 205,000 199,109
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 903,211
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 198,508
2.63%, 1/15/2027 500,000 480,488
3.25%, 7/15/2027(d) 225,000 216,117
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 158,746
LPL Holdings, Inc., 4.00%,
3/15/2029(b)(d) 915,000 887,037
Morgan Stanley
5.00%, 11/24/2025 300,000 300,174
3.63%, 1/20/2027 1,000,000 990,238
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 1,205,000 1,224,428
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 430,236
(SOFR + 1.76%),
5.66%, 4/17/2036(e) 895,000 923,088
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 1,975,000 1,683,469
10,379,860
Chemicals 0.3%
Cabot Corp., 4.00%,
7/1/2029 720,000 704,194
Celanese US Holdings
LLC
1.40%, 8/5/2026 230,000 221,966
6.83%, 7/15/2029(c)(d) 250,000 259,691
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 149,832
EIDP, Inc., 2.30%,
7/15/2030 395,000 358,470
Huntsman International
LLC, 4.50%, 5/1/2029 1,020,000 969,460
2,663,613
Commercial Services & Supplies 0.3%
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 3,960
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 178,594
Veralto Corp., 5.45%,
9/18/2033 2,100,000 2,156,086
2,338,640
Communications Equipment 0.1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029(d) 708,000 709,898
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Construction & Engineering 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030(d) 100,000 91,923
2.35%, 1/15/2032 505,000 435,753
5.25%, 8/9/2034(d) 972,000 982,209
1,509,885
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 293,384
Consumer Finance 0.2%
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 544,881
Ford Motor Credit Co.
LLC, 5.85%, 5/17/2027 558,000 561,823
1,106,704
Consumer Staples Distribution & Retail 0.2%
Dollar General Corp.,
3.88%, 4/15/2027 995,000 984,268
Kroger Co. (The), 5.00%,
9/15/2034 1,091,000 1,079,219
2,063,487
Diversified REITs 0.1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 521,027
VICI Properties LP, 4.50%,
1/15/2028(b) 250,000 247,459
768,486
Diversified Telecommunication Services 0.2%
AT&T, Inc.
2.75%, 6/1/2031 575,000 519,808
4.85%, 3/1/2039 1,000,000 938,908
Sprint Capital Corp.,
8.75%, 3/15/2032 255,000 308,014
1,766,730
Electric Utilities 0.5%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 90,162
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 179,431
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 135,287
Duke Energy Corp.,
4.30%, 3/15/2028(d) 90,000 89,844
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 98,678
Indiana Michigan
Power Co., 3.85%,
5/15/2028(d) 200,000 197,294
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 98,939
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 120,269
4.55%, 9/15/2032 160,000 157,798

8 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 550,000 402,273
PacifiCorp, 2.70%,
9/15/2030 100,000 91,111
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 49,399
Southern Co. (The),
Series 21-B, 1.75%,
3/15/2028(d) 550,000 514,444
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 245,559
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 85,875
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 29,957
3.95%, 9/1/2032 155,000 146,341
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 761,667
1.75%, 3/15/2027(d) 850,000 813,225
4,307,553
Electrical Equipment 0.2%
Regal Rexnord Corp.,
6.30%, 2/15/2030 2,061,000 2,157,440
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027 60,000 58,681
5.60%, 5/29/2034 695,000 710,349
CDW LLC, 3.25%,
2/15/2029 125,000 118,443
887,473
Financial Services 0.0%
†
Block Financial LLC,
2.50%, 7/15/2028 275,000 258,729
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 370,053
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 97,010
1.35%, 3/15/2031 100,000 83,876
809,668
Food Products 1.2%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/2029 792,000 780,939
Campbell's Co. (The),
5.40%, 3/21/2034(d) 1,802,000 1,819,885
General Mills, Inc., 4.20%,
4/17/2028(d) 250,000 248,876
J M Smucker Co. (The),
6.20%, 11/15/2033 1,056,000 1,129,130
Mars, Inc.
4.80%, 3/1/2030(b) 725,000 732,198
5.00%, 3/1/2032(b) 2,250,000 2,270,716
5.20%, 3/1/2035(b) 3,925,000 3,943,790
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 244,852
11,170,386
Gas Utilities 0.0%
†
Atmos Energy Corp.,
3.00%, 6/15/2027 50,000 48,876
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 188,316
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 96,554
333,746
Ground Transportation 0.2%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b)
(d) 758,000 773,051
Uber Technologies, Inc.,
4.80%, 9/15/2034 770,000 756,315
1,529,366
Health Care Equipment & Supplies 0.5%
Alcon Finance Corp.,
3.00%, 9/23/2029(b) 562,000 529,621
Solventum Corp.
5.40%, 3/1/2029 1,875,000 1,929,076
5.45%, 3/13/2031(d) 1,315,000 1,362,015
5.60%, 3/23/2034 925,000 948,743
4,769,455
Health Care Providers & Services 1.3%
Adventist Health System,
5.76%, 12/1/2034 645,000 644,527
Cardinal Health, Inc.
3.75%, 9/15/2025 500,000 499,474
5.35%, 11/15/2034 1,525,000 1,542,990
Cencora, Inc., 2.80%,
5/15/2030 100,000 92,554
Cigna Group (The), 5.13%,
5/15/2031(d) 1,540,000 1,573,883
CVS Health Corp., 4.78%,
3/25/2038 1,825,000 1,667,656
HCA, Inc.
5.25%, 6/15/2026 500,000 500,664
4.13%, 6/15/2029 270,000 264,652
5.45%, 4/1/2031 2,115,000 2,173,840
Humana, Inc., 5.95%,
3/15/2034 325,000 337,378
Laboratory Corp. of
America Holdings,
4.80%, 10/1/2034(d) 463,000 450,365
UnitedHealth Group, Inc.
5.00%, 4/15/2034(d) 1,525,000 1,513,276
3.05%, 5/15/2041 375,000 273,484
5.88%, 2/15/2053 775,000 764,762
5.05%, 4/15/2053(d) 271,000 237,911
12,537,416

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure 1.0%
Choice Hotels
International, Inc.
3.70%, 12/1/2029(d) 465,000 439,943
5.85%, 8/1/2034 713,000 718,269
Expedia Group, Inc.,
3.25%, 2/15/2030 496,000 467,504
Hyatt Hotels Corp., 5.50%,
6/30/2034(d) 2,303,000 2,303,257
Las Vegas Sands Corp.
5.63%, 6/15/2028 690,000 700,981
6.00%, 6/14/2030 250,000 257,109
Marriott International, Inc.,
4.88%, 5/15/2029(d) 591,000 597,987
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 3,550,000 3,218,117
McDonald's Corp., 3.50%,
7/1/2027(d) 750,000 739,308
9,442,475
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 149,724
Insurance 0.2%
Aon Corp., 2.80%,
5/15/2030(d) 200,000 185,452
Chubb Corp. (The), 6.80%,
11/15/2031 1,049,000 1,172,716
Trinity Acquisition plc,
4.40%, 3/15/2026(d) 250,000 249,603
Willis North America, Inc.
4.50%, 9/15/2028 250,000 250,363
2.95%, 9/15/2029 200,000 187,549
2,045,683
IT Services 0.0%
†
International Business
Machines Corp., 4.15%,
7/27/2027(d) 160,000 159,764
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,845
2.70%, 10/15/2028(d) 40,000 37,673
202,282
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029(d) 250,000 233,710
Machinery 0.2%
AGCO Corp., 5.80%,
3/21/2034(d) 572,000 582,967
IDEX Corp., 2.63%,
6/15/2031(d) 275,000 245,133
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 741,767
1,569,867
Media 0.3%
Comcast Corp.
5.30%, 6/1/2034(d) 981,000 1,001,108
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
3.75%, 4/1/2040 750,000 616,868
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 780,430
2,398,406
Metals & Mining 0.2%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 113,403
Reliance, Inc., 2.15%,
8/15/2030 620,000 548,940
Steel Dynamics, Inc.,
3.45%, 4/15/2030(d) 730,000 693,659
1,356,002
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 188,778
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 92,908
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 99,871
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030(d) 100,000 94,960
Sempra
3.25%, 6/15/2027 100,000 97,684
3.70%, 4/1/2029(d) 200,000 193,991
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 85,818
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 182,471
1,036,481
Oil, Gas & Consumable Fuels 1.3%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027(d) 945,000 951,550
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b)(d) 975,000 1,024,881
Devon Energy Corp.
5.88%, 6/15/2028(d) 1,450,000 1,446,669
4.50%, 1/15/2030 389,000 385,194
EQT Corp.
3.90%, 10/1/2027 650,000 640,969
5.00%, 1/15/2029 810,000 814,951
7.00%, 2/1/2030(c) 100,000 108,160
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,352,208
MPLX LP
4.80%, 2/15/2029 733,000 738,038
2.65%, 8/15/2030 600,000 543,737
Northwest Pipeline LLC,
4.00%, 4/1/2027 275,000 272,521
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 561,823
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 996,839
4.00%, 7/13/2027 800,000 793,014

10 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Ovintiv, Inc., 5.38%,
1/1/2026 40,000 40,036
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 205,681
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 848,892
Williams Cos., Inc. (The),
4.65%, 8/15/2032 1,000,000 980,292
12,705,455
Pharmaceuticals 0.2%
Royalty Pharma plc,
5.40%, 9/2/2034(d) 1,243,000 1,253,845
Zoetis, Inc., 3.90%,
8/20/2028(d) 465,000 460,296
1,714,141
Residential REITs 0.1%
Camden Property Trust,
3.15%, 7/1/2029(d) 100,000 95,170
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 900,000 763,970
859,140
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc.
1.95%, 2/15/2028(b) 625,000 589,178
2.60%, 2/15/2033(b) 1,475,000 1,261,717
Intel Corp.
5.20%, 2/10/2033(d) 900,000 899,994
5.15%, 2/21/2034 426,000 421,369
Xilinx, Inc., 2.38%,
6/1/2030(d) 250,000 228,401
3,400,659
Software 1.0%
AppLovin Corp., 5.50%,
12/1/2034(d) 2,450,000 2,478,121
Fortinet, Inc., 1.00%,
3/15/2026 650,000 635,565
Microsoft Corp., 3.40%,
9/15/2026 410,000 406,807
Oracle Corp.
2.30%, 3/25/2028(d) 600,000 568,142
5.25%, 2/3/2032 1,299,000 1,326,426
4.90%, 2/6/2033 1,244,000 1,239,853
6.90%, 11/9/2052 1,325,000 1,453,442
ServiceNow, Inc., 1.40%,
9/1/2030 422,000 364,479
Synopsys, Inc.
5.00%, 4/1/2032(d) 948,000 957,760
5.15%, 4/1/2035 659,000 661,340
VMware LLC, 4.70%,
5/15/2030 35,000 35,009
10,126,944
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialized REITs 0.3%
American Tower Corp.
1.45%, 9/15/2026 210,000 202,833
2.75%, 1/15/2027 300,000 292,499
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 97,229
Extra Space Storage LP
3.88%, 12/15/2027 300,000 295,320
3.90%, 4/1/2029 430,000 420,620
Public Storage Operating
Co.
3.39%, 5/1/2029(d) 550,000 531,370
2.30%, 5/1/2031(d) 950,000 841,122
2,680,993
Specialty Retail 0.2%
AutoNation, Inc., 4.75%,
6/1/2030 1,250,000 1,238,938
Lowe's Cos., Inc., 1.70%,
10/15/2030(d) 925,000 801,283
2,040,221
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard
Enterprise Co., 5.00%,
10/15/2034 856,000 830,403
HP, Inc.
3.00%, 6/17/2027 35,000 34,114
4.00%, 4/15/2029(d) 979,000 958,380
1,822,897
Tobacco 0.1%
Altria Group, Inc., 4.80%,
2/14/2029 927,000 934,021
Trading Companies & Distributors 0.2%
Air Lease Corp., 5.20%,
7/15/2031 1,650,000 1,680,802
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027(d) 100,000 97,233
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 45,861
143,094
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc., 3.50%,
4/15/2031 4,946,000 4,636,604
164,989,947
Total Corporate Bonds
(cost $196,731,340) 199,819,713

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 11
Municipal Bonds 0.2%
Principal
Amount ($) Value ($)
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 66,815
MARYLAND 0.2%
Maryland Economic
Development Corp., RB,
Series 2024,4.97%,
11/30/2032 490,000 499,342
Series 2024,5.02%,
11/30/2033 825,000 839,387
1,338,729
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts, GO,
Series A,4.91%,
5/1/2029 100,000 100,563
Total Municipal Bonds
(cost $1,504,656) 1,506,107
Mortgage-Backed Securities 31.9%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 146,871 115,829
Pool# QB4050
2.00%, 10/1/2050 787,367 620,216
Pool# QB3891
2.00%, 10/1/2050 107,681 84,955
Pool# RA3986
2.50%, 11/1/2050 1,283,593 1,061,249
Pool# SD1384
2.50%, 11/1/2050 293,725 245,331
Pool# SD8129
2.50%, 2/1/2051 3,147,396 2,600,802
Pool# SD7536
2.50%, 2/1/2051 1,261,004 1,053,858
Pool# SD8145
1.50%, 5/1/2051 4,060,804 3,015,014
Pool# SD7543
2.50%, 8/1/2051 7,906,765 6,603,780
Pool# QD0652
2.00%, 11/1/2051 329,666 261,532
Pool# SD7555
3.00%, 8/1/2052 3,160,745 2,749,673
Pool# SD1501
4.00%, 8/1/2052 981,733 908,173
Pool# RA7920
4.00%, 9/1/2052 1,322,966 1,222,402
Pool# RA8213
6.00%, 11/1/2052 1,137,425 1,167,710
Pool# SD2056
6.00%, 12/1/2052 724,414 743,816
Pool# RA8419
6.00%, 1/1/2053 1,499,586 1,530,569
Pool# RA8417
6.00%, 1/1/2053 776,351 796,897
Pool# SD7563
4.50%, 5/1/2053 8,309,311 8,007,844
Pool# SD4473
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
6.50%, 12/1/2053 799,782 836,896
Pool# SD7571
6.50%, 6/1/2054 7,903,402 8,275,609
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 692,804 669,878
Pool# MA4106
1.50%, 7/1/2035 642,503 570,640
Pool# CA9152
2.50%, 2/1/2036 1,706,747 1,593,958
Pool# BT2234
2.00%, 4/1/2037 3,730,754 3,388,841
Pool# CB3758
2.00%, 5/1/2037 2,034,121 1,847,149
Pool# MA4685
1.50%, 6/1/2037 2,337,569 2,065,692
Pool# FS0146
3.50%, 9/1/2043 1,271,202 1,180,110
Pool# BE3774
4.00%, 7/1/2047 737,247 694,341
Pool# BM2007
4.00%, 9/1/2048 203,191 190,780
Pool# CA2471
4.00%, 10/1/2048 762,793 715,210
Pool# MA3692
3.50%, 7/1/2049 2,436,862 2,203,810
Pool# FM2363
3.00%, 1/1/2050 689,300 605,111
Pool# CA6032
2.50%, 6/1/2050 1,957,855 1,635,585
Pool# CA6020
3.00%, 6/1/2050 1,684,816 1,455,567
Pool# MA4158
2.00%, 10/1/2050 9,644,042 7,605,762
Pool# CA7404
4.00%, 10/1/2050 3,093,114 2,876,935
Pool# MA4182
2.00%, 11/1/2050 9,445,117 7,451,834
Pool# FS4481
2.50%, 11/1/2050 2,561,174 2,140,223
Pool# MA4210
2.50%, 12/1/2050 419,093 346,088
Pool# FM5525
2.50%, 1/1/2051 3,427,733 2,830,189
Pool# FS2772
2.50%, 2/1/2051 125,037 104,421
Pool# FM6554
2.00%, 3/1/2051 1,042,160 827,968
Pool# BR6352
2.50%, 3/1/2051 594,755 497,075
Pool# FM6834
2.00%, 4/1/2051 486,003 386,115
Pool# BR7647
2.00%, 4/1/2051 61,625 48,847
Pool# MA4356
2.50%, 6/1/2051 3,669,391 3,027,969
Pool# FM8057
3.00%, 7/1/2051 3,386,303 2,947,884
Pool# MA4398
2.00%, 8/1/2051 6,132,715 4,820,825
Pool# MA4400
3.00%, 8/1/2051 3,098,125 2,666,099

12 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8779
2.50%, 9/1/2051 738,387 616,127
Pool# MA4437
2.00%, 10/1/2051 908,594 714,137
Pool# FM8997
2.50%, 10/1/2051 7,346,519 6,098,532
Pool# CB1805
2.50%, 10/1/2051 2,925,644 2,438,057
Pool# FM9450
2.00%, 11/1/2051 142,352 113,091
Pool# CB2045
2.50%, 11/1/2051 1,711,357 1,424,842
Pool# FM9492
2.50%, 11/1/2051 1,346,983 1,123,329
Pool# FM9578
2.00%, 12/1/2051 26,750 21,252
Pool# CB2809
2.50%, 2/1/2052 2,651,078 2,183,026
Pool# CB3156
2.00%, 3/1/2052 1,614,407 1,275,029
Pool# CB3368
3.00%, 4/1/2052 1,603,368 1,374,597
Pool# CB3769
3.50%, 6/1/2052 1,109,792 997,377
Pool# CB5087
5.50%, 11/1/2052 11,209,365 11,291,518
Pool# FS3440
6.00%, 12/1/2052 1,482,703 1,520,700
Pool# CB6821
5.50%, 8/1/2053 20,401,202 20,342,102
Pool# CB7143
6.50%, 9/1/2053 1,498,388 1,553,485
Pool# CB7603
6.00%, 12/1/2053 8,118,500 8,238,427
Pool# FS8303
6.00%, 6/1/2054 909,963 931,952
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 2.00%, 8/25/2040 1,000,000 907,714
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 8/25/2055 2,000,000 1,564,171
2.50%, 8/25/2055 6,000,000 4,915,355
3.50%, 8/25/2055 2,000,000 1,786,457
4.00%, 8/25/2055 2,000,000 1,844,410
5.00%, 8/25/2055 9,000,000 8,758,779
5.50%, 8/25/2055 36,000,000 35,809,407
6.50%, 8/25/2055 1,000,000 1,031,412
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 350,597 317,289
Pool# AC0071
3.50%, 10/20/2042 515,913 473,719
Pool# MA2600
3.00%, 2/20/2045 378,719 335,564
Pool# MA2825
3.00%, 5/20/2045 276,483 245,559
Pool# MA4509
3.00%, 6/20/2047 355,453 314,804
Pool# MA4718
3.00%, 9/20/2047 331,045 292,773
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6409
3.00%, 1/20/2050 140,746 123,430
Pool# 785702
2.50%, 10/20/2051 773,524 646,340
Pool# MA7705
2.50%, 11/20/2051 3,204,174 2,696,008
Pool# 785764
2.50%, 11/20/2051 967,946 813,160
Pool# MA7707
3.50%, 11/20/2051 2,217,271 2,002,343
Pool# MA7766
2.00%, 12/20/2051 12,888,779 10,406,909
Pool# MA7767
2.50%, 12/20/2051 9,059,401 7,622,599
Pool# 785787
2.50%, 12/20/2051 772,946 646,334
Pool# 785788
2.50%, 12/20/2051 561,088 471,362
Pool# MA8150
4.00%, 7/20/2052 407,681 378,639
Pool# MA8197
2.50%, 8/20/2052 371,678 313,878
Pool# MA8198
3.00%, 8/20/2052 1,868,526 1,635,110
Pool# MA8201
4.50%, 8/20/2052 218,455 209,091
Pool# MA8427
4.50%, 11/20/2052 15,011,024 14,330,485
Pool# MA8643
3.00%, 2/20/2053 3,176,064 2,788,208
Pool# MA8644
3.50%, 2/20/2053 4,044,078 3,656,588
Pool# MA9668
5.50%, 5/20/2054 11,968,143 11,956,832
GNMA TBA
2.00%, 8/15/2055 2,000,000 1,614,171
2.50%, 8/15/2055 1,000,000 840,788
4.50%, 8/15/2055 1,000,000 948,881
6.00%, 8/15/2055 13,000,000 13,174,174
7.00%, 8/15/2055 1,000,000 1,032,995
Total Mortgage-Backed Securities
(cost $313,095,144) 298,460,379
Foreign Government Securities 1.0%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 52,349
Province of British
Columbia, 1.30%,
1/29/2031 25,000 21,410
Province of Ontario
0.63%, 1/21/2026 50,000 49,109
2.30%, 6/15/2026 45,000 44,222
1.05%, 5/21/2027 25,000 23,678
2.00%, 10/2/2029 25,000 23,003
1.13%, 10/7/2030 40,000 34,355
Province of Quebec
2.50%, 4/20/2026 50,000 49,339
2.75%, 4/12/2027 25,000 24,414
321,879

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 13
Foreign Government Securities
Principal
Amount ($) Value ($)
CHILE 0.0%
†
Republic of Chile, 3.25%,
9/21/2071 860,000 518,614
HUNGARY 0.2%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 971,197
3.13%, 9/21/2051 (b) 1,560,000 933,515
1,904,712
MEXICO 0.6%
Eagle Funding Luxco Sarl,
5.50%, 8/17/2030 (b) 2,840,000 2,852,780
United Mexican States
3.50%, 2/12/2034 1,470,000 1,231,125
3.75%, 4/19/2071 2,330,000 1,315,285
5,399,190
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 290,910
PERU 0.1%
Republic of Peru
5.38%, 2/8/2035 100,000 99,557
5.50%, 3/30/2036 510,000 507,373
606,930
POLAND 0.1%
Republic of Poland,
5.13%, 9/18/2034 780,000 783,528
Total Foreign Government Securities
(cost $9,932,764) 9,825,763
U.S. Treasury Obligations 27.3%
U.S. Treasury Bonds
4.38%, 5/15/2040 5,800,000 5,614,219
4.25%, 11/15/2040 7,250,000 6,880,703
4.75%, 2/15/2041 6,830,000 6,851,877
3.38%, 8/15/2042 12,050,000 10,005,736
2.75%, 11/15/2042 3,050,000 2,299,176
4.00%, 11/15/2042 2,550,000 2,301,574
4.50%, 2/15/2044 14,450,000 13,803,137
4.63%, 5/15/2044 14,370,000 13,935,532
4.63%, 11/15/2044 12,500,000 12,091,797
3.00%, 2/15/2047 4,700 3,488
3.00%, 2/15/2048 11,820,000 8,678,466
2.38%, 11/15/2049 3,600,000 2,285,578
1.63%, 11/15/2050 7,000,000 3,634,805
2.25%, 2/15/2052 4,180,000 2,515,185
2.88%, 5/15/2052 2,500,000 1,733,594
3.00%, 8/15/2052 4,521,400 3,214,256
4.00%, 11/15/2052 22,602,800 19,481,671
4.75%, 11/15/2053 12,360,000 12,065,967
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053 2,730,661 2,123,140
U.S. Treasury Notes
0.63%, 12/31/2027 30,820,000 28,510,908
1.25%, 5/31/2028 31,280,000 29,086,734
4.63%, 4/30/2029 19,280,000 19,752,962
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.75%, 6/30/2030 1,520,000 1,505,513
3.88%, 7/31/2030 8,050,000 8,021,070
4.63%, 4/30/2031 18,020,000 18,559,896
4.00%, 7/31/2032 8,140,000 8,070,047
3.88%, 8/15/2034 13,700,000 13,253,680
Total U.S. Treasury Obligations
(cost $264,771,216) 256,280,711
Short-Term Investments 2.6%
Commercial Paper 2.4%
Hyundai Capital
America,0.00%
8/27/2025(b) 4,398,000 4,382,884
PPG Industries, Inc.,0.00%
8/15/2025 1,697,000 1,693,765
American Honda Finance
Corp.,0.00% 8/18/2025 2,806,000 2,799,612
General Motors Financial
Co., Inc.,0.00%
1/26/2026 4,697,000 4,591,897
Dominion Energy,
Inc.,0.00% 8/27/2025(b) 8,633,000 8,603,372
22,071,530
Certificate of Deposit 0.2%
National Bank of
Kuwait,4.63% 8/28/2025 2,390,000 2,390,326
Total Short-Term Investment
(cost $24,463,639)
24,461,856
Repurchase Agreements 0.8%
CF Secured, LLC 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase
price $6,481,664,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$6,611,298. (g) 6,480,883 6,480,883
Santander US Capital
Markets 4.36%,
dated 7/31/2025, due
8/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$1,020,124. (g) 1,000,000 1,000,000
Total Repurchase
Agreements
(cost $7,480,883)
7,480,883

14 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Purchased Swaptions 0.0%
†
Principal
Amount ($) Value ($)
Call Option 0.0%
†
Options purchased on interest rate swaps 0.0%
†
2-Year Interest Rate Swap
Pay 2.25% Receive
6 month EURIBOR,
3/8/2027, Bank of
America NA 9,190,000 78,897
Put Option 0.0%
†
Options purchased on interest rate swaps 0.0%
†
10-Year Interest Rate
Swap Receive 2.45%
Pay 6 month EURIBOR,
3/24/2026, JPMorgan
Chase Bank US 1,590,000 13,703
2-Year Interest Rate Swap
Receive 1.75% Pay
6 month EURIBOR,
1/30/2026, Barclays
Bank Plc 9,400,000 42,373
2-Year Interest Rate Swap
Receive 2.25% Pay
6 month EURIBOR,
1/30/2026, Barclays
Bank Plc 9,400,000 6,436
5-Year Interest Rate Swap
Receive 2.25% Pay
6 month EURIBOR,
4/29/2026, Bank of
America NA 2,200,000 13,288
75,800
Total Purchased Swaptions
(cost  $148,133) 154,697
Total Investments Before TBA Sale Commitments
(cost $1,021,624,940) — 106.9% 1,001,735,492
TBA Sale Commitments   (2.5)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2055 (7,000,000) (7,096,753)
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.00%, 8/25/2055 (1,000,000) (855,652)
4.50%, 8/25/2055 (8,000,000) (7,587,950)
GNMA TBA
3.00%, 8/15/2055 (2,000,000) (1,747,241)
3.50%, 8/15/2055 (6,000,000) (5,390,410)
5.50%, 8/15/2055 (1,000,000) (997,301)
Total TBA Sale Commitment
(cost $(23,654,570)) (23,675,307)
Total Investments
(cost $997,970,370) — 104.4% 978,060,185
Liabilities in excess of other assets — (4.4)% (41,097,633)
NET ASSETS — 100.0%
$ 936,962,552
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2025.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$180,014,225 which represents 19.21% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2025.
(d) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $14,350,820, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $7,480,883 and by $7,353,792 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 6.25%, and maturity dates ranging from
8/31/2025 - 2/15/2055, a total value of $14,834,675.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2025.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2025. The
maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $7,480,883.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 15
Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.40 USD 40,302,867 632,376 290,391 922,767
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.45 USD 115,325,000 2,389,491 280,610 2,670,101
Total unrealized appreciation 3,021,867 571,001 3,592,868
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

16 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month NIBOR
semi-annually
4.25% annually
Pay 9/17/2027 NOK 405,700,000 204,200 27,137 231,337
6 Month EURIBOR
semi-annually
1.75% annually
Rec 9/17/2055 EUR 970,000 207,922 37,600 245,522
3 Month BBR Quarterly 3.75%
semi-annually Pay 9/17/2030 NZD 16,240,000 52,367 27,930 80,297
3 Month BBR Quarterly 3.75% Quarterly Rec 9/17/2027 AUD 50,440,000 (337,867) 40,457 (297,410)
3 Month EURIBOR Quarterly 2.14% At
Termination Pay 11/20/2027 EUR 133,980,000 (85,457) 112,122 26,665
6 Month EURIBOR
semi-annually
2.18% At
Termination Rec 11/20/2027 EUR 133,980,000 (58,099) 101,303 43,204
6 Month EURIBOR
semi-annually
2.50% annually
Rec 9/17/2075 EUR 830,000 13,129 50,624 63,753
6 Month EURIBOR
semi-annually
2.61% annually
Rec 3/19/2056 EUR 3,500,000 79,429 120,655 200,084
6 Month EURIBOR
semi-annually
2.50% annually
Pay 5/14/2028 EUR 8,475,094 102 52,976 53,078
6 Month EURIBOR
semi-annually
2.50% annually
Rec 11/10/2053 EUR 3,131,637 (70,600) 194,220 123,620
6 Month EURIBOR
semi-annually
3.30% annually
Pay 7/30/2040 EUR 8,070,000 2,096 5,122 7,218
6 Month EURIBOR
semi-annually
2.33% annually
Pay 2/25/2029 EUR 10,123,257 (33,743) 19,636 (14,107)
3 Month BBR Quarterly 4.25%
semi-annually Pay 9/17/2035 NZD 6,560,000 38,974 18,617 57,591
1 Day SOFR annually 4.10% annually Pay 6/24/2035 USD 15,000,000 (17,708) 16,214 (1,494)
1 Day TONAR annually 1.30% annually Rec 8/2/2034 JPY 1,160,208,736 (9,064) 93,255 84,191
1 Day SONIA annually 3.50% annually Pay 9/17/2027 GBP 600,000 (3,651) 1,599 (2,052)
1 Day SOFR annually 3.62% annually Rec 11/30/2029 USD 24,120,000 (65,743) 5,393 (60,350)
1 Day SOFR annually 4.57% annually Pay 7/16/2040 USD 17,960,000 (60,749) 80,265 19,516
1 Day SOFR annually 3.75% annually Rec 9/17/2027 USD 53,330,000 (164,865) 63,565 (101,300)
1 Day TONAR annually 0.75% annually Rec 9/17/2027 JPY 3,598,000,000 32,659 7,596 40,255
1 Day SONIA annually 3.75% annually Pay 9/17/2027 GBP 26,950,000 29,658 45,928 75,586
1 Day SONIA annually 3.75% annually Pay 9/17/2030 GBP 5,910,000 (15,470) 22,837 7,367
1 Day SARON annually 0.50% annually Rec 9/17/2035 CHF 570,000 (6,753) 9,060 2,307
1 Day SOFR annually 3.85% annually Pay 5/21/2032 USD 6,030,000 (1,764) 57,774 56,010
1 Day SOFR annually 3.50% annually Rec 9/17/2027 USD 740,000 695 1,425 2,120
1 Day TONAR annually 1.25% annually Rec 9/17/2035 JPY 2,663,000,000 108,410 77,750 186,160
1 Day TONAR annually 1.00% annually Rec 9/17/2030 JPY 5,869,340,000 (83,275) 153,434 70,159
1 Day SOFR annually 3.37% annually Pay 6/23/2028 USD 58,500,000 826 29,485 30,311
1 Day SONIA annually 3.75% annually Pay 9/17/2035 GBP 1,230,000 (50,284) 7,671 (42,613)
6 Month EURIBOR
semi-annually
2.00% annually
Rec 5/17/2053 EUR 3,036,198 22,858 252,096 274,954
Total unrealized appreciation (271,767) 1,733,746 1,461,979
– – –
6 Month EURIBOR
semi-annually
2.00% annually
Pay 9/17/2030 EUR 3,860,000 (57,491) (21,087) (78,578)
3 Month STIBOR Quarterly 2.75% annually Pay 9/17/2035 SEK 15,600,000 11,096 (11,563) (467)
3 Month STIBOR Quarterly 2.25% annually Pay 9/17/2027 SEK 243,940,000 99,351 (26,425) 72,926
6 Month NIBOR
semi-annually
4.25% annually
Rec 9/17/2035 NOK 37,990,000 (75,944) (19,211) (95,155)
6 Month EURIBOR
semi-annually
2.00% annually
Pay 9/17/2045 EUR 1,620,000 (208,602) (44,314) (252,916)
3 Month BBR Quarterly 3.25%
semi-annually Pay 9/17/2027 NZD 14,790,000 14,023 (1,035) 12,988
6 Month EURIBOR
semi-annually
2.00% annually
Pay 9/17/2035 EUR 1,690,000 (97,284) (19,297) (116,581)
6 Month EURIBOR
semi-annually
3.00% annually
Rec 7/30/2045 EUR 19,110,000 40,313 (5,749) 34,564

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 17
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.60% annually
Pay 7/29/2055 EUR 12,570,000 (11,374) (4,225) (15,599)
6 Month EURIBOR
semi-annually
1.50% annually
Pay 9/17/2027 EUR 3,340,000 (33,489) (11,493) (44,982)
3 Month BBR Quarterly 3.50% Quarterly Pay 9/17/2027 AUD 5,900,000 20,863 (4,282) 16,581
1 Day TONAR annually 2.16% annually Pay 8/2/2044 JPY 1,380,600,000 (114,717) (255,073) (369,790)
1 Day SOFR annually 3.75% annually Rec 9/17/2035 USD 3,640,000 50,096 (27,557) 22,539
1 Day SARON annually (0.25)% annually Rec 9/17/2027 CHF 15,340,000 69,293 (3,214) 66,079
1 Day REPO_CORRA
semi-annually
3.00%
semi-annually Pay 9/17/2035 CAD 2,600,000 (16,437) (10,527) (26,964)
1 Day REPO_CORRA
semi-annually
2.50%
semi-annually Pay 9/17/2027 CAD 1,190,000 152 (2,867) (2,715)
1 Day ESTR annually 2.00% annually Pay 9/17/2027 EUR 26,720,000 91,272 (13,458) 77,814
1 Day SOFR annually 3.53% annually Rec 7/15/2030 USD 3,140,000 5,922 (9,366) (3,444)
1 Day REPO_CORRA
semi-annually
2.75%
semi-annually Pay 9/17/2030 CAD 8,170,000 (12,292) (11,392) (23,684)
1 Day SOFR annually 3.60% annually Rec 6/23/2030 USD 61,670,000 16,660 (54,298) (37,638)
1 Day SOFR annually 3.85% annually Rec 7/17/2055 USD 13,520,000 53,022 (64,769) (11,747)
1 Day ESTR Annually 2.50% annually Pay 8/15/2034 EUR 2,260,000 13,413 – 13,413
1 Day REPO_CORRA
semi-annually
2.75%
semi-annually Pay 9/17/2027 CAD 39,930,000 64,353 (16,493) 47,860
1 Day TONAR annually 1.75% annually Pay 9/17/2055 JPY 543,000,000 (404,523) (127,031) (531,554)
1 Day ESTR annually 2.53% annually Pay 3/19/2056 EUR 3,500,000 (80,002) (94,766) (174,768)
1 Day SOFR annually 4.21% annually Rec 5/21/2055 USD 3,480,000 22,794 (14,219) 8,575
Total unrealized depreciation (539,532) (873,711) (1,413,243)
Net unrealized appreciation (811,299) 860,035 48,736
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

18 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Written Swaptions Contracts as of July 31, 2025 :
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate Notional Amount Value($)
Call
2-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2 Barclays Bank Plc 01/30/2026 2.00 % EUR 18,800,000 (34,557)
30-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.498
JPMorgan Chase
Bank US 03/24/2026 2.50 EUR 670,000 (13,307)
30-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.586 Bank of America NA 04/29/2026 2.59 EUR 510,000 (14,531)
30-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.3470 Bank of America NA 03/08/2027 2.35 EUR 860,000 (28,587)
Total Written Swaptions Contracts (Premiums Received ($134,839)) (90,982)
Abbreviation:
EURIBOR Euro Interbank Offered Rate
Currency:
EUR Euro
Forward Foreign Currency Contracts outstanding as of July 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 947,851 AUD 1,457,116 JPMorgan Chase Bank NA 9/17/2025 10,631
USD 1,373,313 CAD 1,886,740 JPMorgan Chase Bank NA 9/17/2025 8,604
USD 1,224,271 EUR 1,056,125 JPMorgan Chase Bank NA 9/17/2025 15,350
USD 1,096,521 GBP 820,332 JPMorgan Chase Bank NA 9/17/2025 12,665
USD 1,064,584 JPY 156,800,448 JPMorgan Chase Bank NA 9/17/2025 19,461
USD 819,729 NOK 8,342,203 JPMorgan Chase Bank NA 9/17/2025 12,600
USD 926,188 NZD 1,552,613 JPMorgan Chase Bank NA 9/17/2025 10,048
USD 947,480 SEK 9,128,637 JPMorgan Chase Bank NA 9/17/2025 12,200
USD 7,135,926 EUR 6,089,843 JPMorgan Chase Bank NA 9/23/2025 162,091
Total unrealized appreciation 263,650
GBP 772,469 USD 1,046,579 JPMorgan Chase Bank NA 8/28/2025 (26,176)
Total unrealized depreciation (26,176)
Net unrealized appreciation 237,474
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 19
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 657 9/2025 USD 135,988,735 (213,499)
U.S. Treasury 5 Year Note 56 9/2025 USD 6,057,625 32,458
U.S. Treasury 10 Year Note 273 9/2025 USD 30,320,062 276,261
U.S. Treasury 10 Year Ultra Note 37 9/2025 USD 4,183,891 42,731
U.S. Treasury Ultra Bond 68 9/2025 USD 7,977,250 145,595
3 Month SONIA 75 3/2026 GBP 23,842,272 27,009
3 Month SONIA 65 3/2027 GBP 20,715,881 191
Total long contracts 310,746
Short Contracts
Euro-Bund (16) 9/2025 EUR (2,368,218) (1,304)
Euro-buxl (1) 9/2025 EUR (133,954) 3,433
U.S. Treasury Long Bond (64) 9/2025 USD (7,308,000) 8,826
Total short contracts 10,955
Net contracts 321,701
Abbreviation :
SONIA Sterling Overnight Index Average
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
6 Month Euro Interbank Offered Rate (EURIBOR) 2.08%
1 Day Secured Overnight Financing Rate (SOFR) 4.34%
3 Month Euro Interbank Offered Rate (EURIBOR) 2.01%
1 Day Euro Short-Term Rate (ESTR) 1.92%
1 Day Tokyo Overnight Average Rate (TONAR) 0.48%
3 Month Australian Bank-Bill Reference Rate (BBR) 3.68%
1 Day Canadian Overnight Repo Rate Average (CORRA) 2.76%
6 Month Norwegian Interbank Offered Rate (NIBOR) 4.36%
1 Day Sterling Overnight Index Average (SONIA) 4.22%
1 Day Swiss Average Rate Overnight (SARON) (0.03)%
3 Month Stockholm Interbank Offered Rate (STIBOR) 2.16%

20 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 21
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 107,396,012 $ – $ 107,396,012
Collateralized Mortgage Obligations – 29,917,075 – 29,917,075
Commercial Mortgage-Backed Securities – 66,432,296 – 66,432,296
Corporate Bonds – 199,819,713 – 199,819,713
Credit Default Swaps† – 571,001 – 571,001
Foreign Government Securities – 9,825,763 – 9,825,763
Forward Foreign Currency Contracts – 263,650 – 263,650
Futures Contracts 536,504 – – 536,504
Interest Rate Swaps† – 1,733,746 – 1,733,746
Mortgage-Backed Securities – 298,460,379 – 298,460,379
Municipal Bonds – 1,506,107 – 1,506,107
Purchased Swaptions – 154,697 – 154,697
Repurchase Agreements – 7,480,883 – 7,480,883
Short-Term Investments – 24,461,856 – 24,461,856
U.S. Treasury Obligations – 256,280,711 – 256,280,711
Total Assets $ 536,504 $ 1,004,303,889 $ – $ 1,004,840,393
Liabilities:
Forward Foreign Currency Contracts $ – $ (26,176) $ – $ (26,176)
Futures Contracts (214,803) – – (214,803)
Interest Rate Swaps† – (873,711) – (873,711)
TBA Sale Commitments – (23,675,307) – (23,675,307)
Written Swaptions – (90,982) – (90,982)
Total Liabilities $ (214,803) $ (24,666,176) $ – $ (24,880,979)
Total $ 321,701 $ 979,637,713 $ – $ 979,959,414
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

22 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2025 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 23
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
(d) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and

24 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Portfolio
are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Swaptions — The Fund may purchase and write (sell) options on swap agreements. The Fund entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The
Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Nationwide Bond Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Purchased Swaptions
Interest rate risk Investment securities, at value $ 154,697
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts 571,001
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 1,733,746
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 263,650
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 536,504
Total $ 3,259,598
Liabilities:
Written Swaptions
Interest rate risk Written options, at value $ (90,982)
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (873,711)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (26,176)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (214,803)
Total $ (1,205,672)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks 98.2%
Shares Value ($)
Aerospace & Defense 2.6%
Elbit Systems Ltd. 2,236 1,031,871
Kongsberg Gruppen ASA 21,670 649,103
Leonardo SpA 76,484 4,099,467
MTU Aero Engines AG 17,909 7,703,331
Rheinmetall AG 1,277 2,510,900
Singapore Technologies
Engineering Ltd. 571,400 3,844,176
19,838,848
Air Freight & Logistics 0.2%
InPost SA* 119,902 1,717,337
Automobile Components 1.0%
Continental AG 55,646 4,776,144
Denso Corp. 58,200 787,314
Sumitomo Electric Industries
Ltd. 72,200 1,773,000
7,336,458
Automobiles 2.6%
Ferrari NV 21,841 9,554,691
Isuzu Motors Ltd. 35,900 460,301
Mercedes-Benz Group AG 68,114 3,892,878
Stellantis NV 303,372 2,681,540
Subaru Corp. 67,800 1,237,215
Suzuki Motor Corp. 49,800 546,004
Volkswagen AG (Preference) 16,366 1,719,969
20,092,598
Banks 15.4%
Banco BPM SpA 353,778 4,511,858
Bank Hapoalim BM 376,295 7,062,251
Bank Leumi Le-Israel BM 82,840 1,532,125
BOC Hong Kong Holdings Ltd. 1,671,000 7,516,681
Commerzbank AG 117,006 4,276,395
Danske Bank A/S 62,530 2,477,656
DBS Group Holdings Ltd. 248,800 9,132,173
DNB Bank ASA 10,371 262,937
Erste Group Bank AG 52,021 4,756,659
FinecoBank Banca Fineco
SpA 291,896 6,222,388
ING Groep NV 101,260 2,352,971
Intesa Sanpaolo SpA 2,254,361 13,592,926
Israel Discount Bank Ltd.,
Class A 199,763 1,911,877
KBC Group NV 8,305 869,687
Mitsubishi UFJ Financial
Group, Inc. 723,500 10,021,337
Mizrahi Tefahot Bank Ltd. 113,256 6,993,625
Mizuho Financial Group, Inc. 1,600 46,935
Nordea Bank Abp 652,796 9,496,854
Oversea-Chinese Banking
Corp. Ltd. 447,700 5,792,049
Resona Holdings, Inc. 73,700 669,220
Sumitomo Mitsui Financial
Group, Inc. 76,500 1,932,145
Sumitomo Mitsui Trust Group,
Inc. 168,500 4,398,736
UniCredit SpA 96,625 7,108,755
United Overseas Bank Ltd. 164,000 4,519,151
117,457,391
Beverages 0.2%
Carlsberg A/S, Class B 7,275 907,860
Common Stocks
Shares Value ($)
Beverages
Heineken NV 2,918 229,395
1,137,255
Biotechnology 1.1%
CSL Ltd. 11,436 1,980,432
Genmab A/S* 22,345 4,853,526
Swedish Orphan Biovitrum
AB* 42,926 1,176,894
8,010,852
Broadline Retail 0.8%
Wesfarmers Ltd. 113,327 6,210,652
Building Products 1.1%
Assa Abloy AB, Class B 229,451 7,545,076
Geberit AG (Registered) CHF 1,092 834,496
8,379,572
Capital Markets 1.3%
Hong Kong Exchanges &
Clearing Ltd. 31,500 1,714,588
Macquarie Group Ltd. 18,076 2,494,641
Partners Group Holding AG
CHF 1,508 2,022,156
Singapore Exchange Ltd. 308,400 3,786,939
10,018,324
Chemicals 2.2%
Asahi Kasei Corp. 35,600 247,336
Nitto Denko Corp. 278,500 5,748,128
Novonesis Novozymes B,
Class B 75,704 4,916,869
Shin-Etsu Chemical Co. Ltd. 25,400 732,768
Sika AG (Registered) CHF 21,039 4,961,785
16,606,886
Commercial Services & Supplies 0.5%
Brambles Ltd. 183,302 2,803,171
TOPPAN Holdings, Inc. 42,200 1,136,752
3,939,923
Communications Equipment 0.4%
Telefonaktiebolaget LM
Ericsson, Class B 381,175 2,764,915
Construction & Engineering 0.8%
Obayashi Corp. 239,300 3,518,562
Skanska AB, Class B 99,501 2,312,445
5,831,007
Construction Materials 0.1%
Amrize Ltd. CHF* 10,003 505,661
Consumer Staples Distribution & Retail 1.0%
Jeronimo Martins SGPS SA 56,097 1,367,007
MatsukiyoCocokara & Co. 227,500 4,670,296
Seven & i Holdings Co. Ltd. 125,300 1,649,601
7,686,904
Diversified REITs 0.0%
†
CapitaLand Integrated
Commercial Trust 71,300 120,465
Diversified Telecommunication Services 2.3%
Deutsche Telekom AG
(Registered) 366,011 13,118,431
Telenor ASA 266,282 4,086,002

Nationwide International Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Telia Co. AB 195,561 689,468
17,893,901
Electric Utilities 0.4%
CLP Holdings Ltd. 191,000 1,658,313
Kansai Electric Power Co., Inc.
(The) 88,200 1,060,018
2,718,331
Electrical Equipment 5.9%
ABB Ltd. (Registered) CHF 244,993 16,031,120
Fuji Electric Co. Ltd. 49,000 2,433,645
Fujikura Ltd. 5,300 364,045
Mitsubishi Electric Corp. 90,500 1,987,350
Nidec Corp. 388,900 7,425,927
Prysmian SpA 39,866 3,187,833
Siemens Energy AG* 27,843 3,238,000
Vestas Wind Systems A/S 579,945 10,602,403
45,270,323
Electronic Equipment, Instruments & Components 0.8%
TDK Corp. 239,600 2,915,121
Yokogawa Electric Corp. 127,400 3,375,106
6,290,227
Entertainment 1.9%
Konami Group Corp. 52,200 7,063,790
Nexon Co. Ltd. 137,400 2,514,780
Nintendo Co. Ltd. 63,300 5,283,091
14,861,661
Financial Services 0.5%
ORIX Corp. 153,446 3,434,800
Food Products 1.0%
Ajinomoto Co., Inc. 52,300 1,382,094
Chocoladefabriken Lindt &
Spruengli AG (Registered)
CHF 29 4,242,739
Lotus Bakeries NV 62 524,909
Nestle SA (Registered) CHF 1,226 106,920
Orkla ASA 148,191 1,561,212
7,817,874
Ground Transportation 0.4%
Central Japan Railway Co. 123,700 2,869,146
Health Care Equipment & Supplies 0.0%
†
Terumo Corp. 21,700 366,894
Health Care Providers & Services 0.6%
Fresenius Medical Care AG 96,820 4,904,933
Hotels, Restaurants & Leisure 0.9%
Galaxy Entertainment Group
Ltd. 963,000 4,713,369
Genting Singapore Ltd. 916,100 517,062
Sands China Ltd. 522,800 1,268,845
6,499,276
Household Durables 0.5%
Panasonic Holdings Corp. 109,000 1,030,857
Sony Group Corp. 111,100 2,688,698
3,719,555
Independent Power and Renewable Electricity Producers
0.4%
EDP Renovaveis SA 263,165 3,081,727
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.8%
Hitachi Ltd. 348,900 10,718,654
Sekisui Chemical Co. Ltd. 37,000 641,872
Siemens AG (Registered) 9,902 2,539,292
13,899,818
Industrial REITs 0.1%
CapitaLand Ascendas REIT 507,500 1,085,210
Insurance 7.6%
Ageas SA/NV 11,801 797,607
AIA Group Ltd. 612,400 5,729,909
Allianz SE (Registered) 2,925 1,158,434
ASR Nederland NV 22,967 1,524,440
Dai-ichi Life Holdings, Inc. 298,800 2,355,380
Gjensidige Forsikring ASA 16,777 440,419
Hannover Rueck SE 21,646 6,584,435
Insurance Australia Group Ltd. 660,539 3,699,732
MS&AD Insurance Group
Holdings, Inc. 130,700 2,784,222
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 1,848 1,214,082
NN Group NV 30,894 2,078,202
Swiss Re AG CHF 24,113 4,303,678
T&D Holdings, Inc. 207,100 5,046,774
Talanx AG 53,843 7,159,818
Tokio Marine Holdings, Inc. 201,500 8,096,634
Zurich Insurance Group AG
CHF 7,710 5,245,323
58,219,089
Interactive Media & Services 1.1%
CAR Group Ltd. 4,866 118,306
LY Corp. 1,717,700 6,281,940
REA Group Ltd. 9,530 1,455,143
Scout24 SE Reg. S(a) 5,816 779,030
8,634,419
IT Services 0.7%
Otsuka Corp. 161,900 3,070,808
SCSK Corp. 80,300 2,498,795
5,569,603
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 49,700 1,605,469
Life Sciences Tools & Services 0.3%
Sartorius AG (Preference) 12,293 2,625,713
Machinery 5.7%
Alfa Laval AB 122,293 5,302,490
Daifuku Co. Ltd. 129,900 3,318,793
Daimler Truck Holding AG 85,774 4,190,339
GEA Group AG 22,858 1,646,736
Hoshizaki Corp. 7,400 254,595
Knorr-Bremse AG 890 89,219
Komatsu Ltd. 155,400 4,968,512
Makita Corp. 95,400 2,945,495
MINEBEA MITSUMI, Inc. 151,900 2,391,856
Rational AG 740 573,905
Schindler Holding AG CHF 1,255 454,222
Techtronic Industries Co. Ltd. 124,500 1,496,458
Volvo AB, Class B 227,651 6,521,230
Wartsila OYJ Abp 181,571 5,001,717

28 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks
Shares Value ($)
Machinery
Yangzijiang Shipbuilding
Holdings Ltd. 2,065,400 4,052,059
43,207,626
Marine Transportation 1.4%
AP Moller - Maersk A/S, Class
B 511 1,007,919
Nippon Yusen KK 171,100 5,977,246
SITC International Holdings
Co. Ltd. 1,121,000 3,636,276
10,621,441
Media 0.3%
Dentsu Group, Inc. 118,000 2,317,426
Metals & Mining 2.9%
ArcelorMittal SA 89,720 2,838,122
Boliden AB* 35,238 1,075,193
Evolution Mining Ltd. 397,612 1,807,545
Fortescue Ltd. 282,911 3,222,542
Norsk Hydro ASA 853,313 5,067,775
Northern Star Resources Ltd. 777,107 7,752,336
21,763,513
Office REITs 0.2%
Nippon Building Fund, Inc. 1,807 1,659,893
Oil, Gas & Consumable Fuels 0.9%
Neste OYJ 173,639 2,742,520
Woodside Energy Group Ltd. 253,633 4,288,567
7,031,087
Passenger Airlines 1.2%
ANA Holdings, Inc. 117,000 2,166,185
Japan Airlines Co. Ltd. 120,100 2,384,733
Qantas Airways Ltd. 578,482 3,998,855
Singapore Airlines Ltd. 54,600 284,958
8,834,731
Personal Care Products 0.1%
Kao Corp. 22,000 991,570
Pharmaceuticals 9.1%
Astellas Pharma, Inc. 843,500 8,778,246
Daiichi Sankyo Co. Ltd. 545,100 13,360,369
Novartis AG (Registered) CHF 107,490 12,167,466
Novo Nordisk A/S, Class B 160,967 7,429,956
Orion OYJ, Class B 90,395 7,227,535
Otsuka Holdings Co. Ltd. 67,600 3,255,900
Recordati Industria Chimica e
Farmaceutica SpA 48,383 2,779,364
Roche Holding AG CHF 27,610 8,663,293
UCB SA 27,237 5,813,650
69,475,779
Professional Services 1.3%
Computershare Ltd. 286,304 7,690,761
Recruit Holdings Co. Ltd. 30,900 1,833,309
9,524,070
Real Estate Management & Development 3.0%
Daito Trust Construction Co.
Ltd. 43,100 4,424,392
Hulic Co. Ltd. 42,700 407,956
LEG Immobilien SE 53,108 4,231,796
Vonovia SE 375,787 11,696,192
Wharf Holdings Ltd. (The) 157,000 445,735
Common Stocks
Shares Value ($)
Real Estate Management & Development
Wharf Real Estate Investment
Co. Ltd. 583,000 1,846,999
23,053,070
Retail REITs 0.2%
Link REIT 258,800 1,439,792
Semiconductors & Semiconductor Equipment 4.9%
Advantest Corp. 33,000 2,211,439
ASM International NV 18,450 8,929,892
ASML Holding NV 7,106 4,930,895
Disco Corp. 18,900 5,630,641
Lasertec Corp. 36,300 3,695,567
SCREEN Holdings Co. Ltd. 52,000 4,089,373
Tokyo Electron Ltd. 44,000 7,879,720
37,367,527
Software 3.3%
Nice Ltd.* 1,370 214,310
Oracle Corp. Japan 21,300 2,308,298
SAP SE 50,980 14,593,223
Trend Micro, Inc. 70,200 4,274,941
WiseTech Global Ltd. 6,345 480,668
Xero Ltd.* 27,674 3,187,021
25,058,461
Specialty Retail 0.7%
Fast Retailing Co. Ltd. 11,900 3,637,459
Sanrio Co. Ltd. 44,400 1,807,213
5,444,672
Technology Hardware, Storage & Peripherals 0.3%
Canon, Inc. 56,300 1,592,975
Logitech International SA
(Registered) CHF 3,308 307,119
1,900,094
Textiles, Apparel & Luxury Goods 0.1%
adidas AG 906 173,686
Asics Corp. 34,100 795,015
968,701
Tobacco 0.4%
Japan Tobacco, Inc. 95,300 2,719,295
Trading Companies & Distributors 0.8%
AddTech AB, Class B 72,181 2,426,399
ITOCHU Corp. 10,700 563,527
Sumitomo Corp. 46,800 1,187,679
Toyota Tsusho Corp. 86,800 1,979,710
6,157,315
Wireless Telecommunication Services 2.7%
KDDI Corp. 484,600 7,954,220
SoftBank Corp. 803,300 1,160,199
SoftBank Group Corp. 120,400 9,313,046
Tele2 AB, Class B 117,042 1,806,887
20,234,352
Total Investments
(cost $675,890,061) — 98.2% 748,793,432
Other assets in excess of liabilities — 1.8% 13,883,509
NET ASSETS — 100.0%
$ 762,676,941

Nationwide International Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 29
a
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$779,030 which represents 0.10% of net assets.
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of July 31, 2025 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Morgan Stanley
NWLSP1 Index
Decrease in
total return
of reference
entity
Increase in
total return
of reference
entity
Quarterly Morgan
Stanley
11/30/2026 USD 455,910,996 — 11,008,470 11,008,470
Total unrealized appreciation — 11,008,470 11,008,470
Net unrealized appreciation — 11,008,470 11,008,470
* There are no upfront payments (receipts) on the swap contracts listed above.
Currency:
USD United States dollar

30 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 31
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 19,838,848 $ – $ 19,838,848
Air Freight & Logistics – 1,717,337 – 1,717,337
Automobile Components – 7,336,458 – 7,336,458
Automobiles – 20,092,598 – 20,092,598
Banks – 117,457,391 – 117,457,391
Beverages – 1,137,255 – 1,137,255
Biotechnology – 8,010,852 – 8,010,852
Broadline Retail – 6,210,652 – 6,210,652
Building Products – 8,379,572 – 8,379,572
Capital Markets – 10,018,324 – 10,018,324
Chemicals – 16,606,886 – 16,606,886
Commercial Services & Supplies – 3,939,923 – 3,939,923
Communications Equipment – 2,764,915 – 2,764,915
Construction & Engineering – 5,831,007 – 5,831,007
Construction Materials 505,661 – – 505,661
Consumer Staples Distribution & Retail – 7,686,904 – 7,686,904
Diversified REITs – 120,465 – 120,465
Diversified Telecommunication Services – 17,893,901 – 17,893,901
Electric Utilities – 2,718,331 – 2,718,331
Electrical Equipment – 45,270,323 – 45,270,323
Electronic Equipment, Instruments &
Components – 6,290,227 – 6,290,227
Entertainment – 14,861,661 – 14,861,661
Financial Services – 3,434,800 – 3,434,800
Food Products – 7,817,874 – 7,817,874
Ground Transportation – 2,869,146 – 2,869,146
Health Care Equipment & Supplies – 366,894 – 366,894
Health Care Providers & Services – 4,904,933 – 4,904,933
Hotels, Restaurants & Leisure – 6,499,276 – 6,499,276
Household Durables – 3,719,555 – 3,719,555
Independent Power and Renewable
Electricity Producers – 3,081,727 – 3,081,727
Industrial Conglomerates – 13,899,818 – 13,899,818
Industrial REITs – 1,085,210 – 1,085,210
Insurance – 58,219,089 – 58,219,089
Interactive Media & Services – 8,634,419 – 8,634,419
IT Services – 5,569,603 – 5,569,603
Leisure Products – 1,605,469 – 1,605,469
Life Sciences Tools & Services – 2,625,713 – 2,625,713
Machinery – 43,207,626 – 43,207,626
Marine Transportation – 10,621,441 – 10,621,441
Media – 2,317,426 – 2,317,426
Metals & Mining – 21,763,513 – 21,763,513
Office REITs – 1,659,893 – 1,659,893
Oil, Gas & Consumable Fuels – 7,031,087 – 7,031,087
Passenger Airlines – 8,834,731 – 8,834,731
Personal Care Products – 991,570 – 991,570
Pharmaceuticals – 69,475,779 – 69,475,779
Professional Services – 9,524,070 – 9,524,070
Real Estate Management & Development – 23,053,070 – 23,053,070
Retail REITs – 1,439,792 – 1,439,792
Semiconductors & Semiconductor
Equipment – 37,367,527 – 37,367,527
Software – 25,058,461 – 25,058,461
Specialty Retail – 5,444,672 – 5,444,672
Technology Hardware, Storage &
Peripherals – 1,900,094 – 1,900,094
Textiles, Apparel & Luxury Goods – 968,701 – 968,701
Tobacco – 2,719,295 – 2,719,295
Trading Companies & Distributors – 6,157,315 – 6,157,315

32 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Equity Portfolio
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a domestic or foreign market and/or foreign index without owning such securities or investing directly in that market and/or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value may also include interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 20,234,352 $ – $ 20,234,352
Total Common Stocks $ 505,661 $ 748,287,771 $ – $ 748,793,432
Total Return Swaps† – 11,008,470 – 11,008,470
Total $ 505,661 $ 759,296,241 $ – $ 759,801,902
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide International Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 33
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 11,008,470
Total $ 11,008,470
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks 97.7%
Shares Value ($)
Aerospace & Defense 1.3%
Huntington Ingalls Industries,
Inc. 19,693 5,491,590
Air Freight & Logistics 0.1%
Expeditors International of
Washington, Inc. 5,160 599,798
Automobile Components 0.2%
Lear Corp. 7,680 724,147
Automobiles 2.8%
Ford Motor Co. 516,115 5,713,393
General Motors Co. 114,144 6,088,441
11,801,834
Banks 0.1%
BOK Financial Corp. 5,528 561,258
Beverages 0.6%
Monster Beverage Corp.* 41,769 2,453,929
Biotechnology 2.1%
Halozyme Therapeutics, Inc.* 29,315 1,758,020
Incyte Corp.* 50,590 3,788,685
Moderna, Inc.* 37,630 1,112,343
Regeneron Pharmaceuticals,
Inc. 3,173 1,730,745
Ultragenyx Pharmaceutical,
Inc.* 16,400 448,048
8,837,841
Broadline Retail 2.3%
Amazon.com, Inc.* 38,262 8,957,517
Coupang, Inc.* 29,368 864,300
9,821,817
Building Products 1.1%
Lennox International, Inc. 7,920 4,823,280
Capital Markets 2.3%
Bank of New York Mellon
Corp. (The) 18,376 1,864,245
Interactive Brokers Group,
Inc., Class A 75,456 4,946,896
Northern Trust Corp. 24,367 3,167,710
9,978,851
Chemicals 1.9%
Celanese Corp., Class A 48,086 2,511,532
Huntsman Corp. 155,896 1,512,191
Scotts Miracle-Gro Co. (The) 35,360 2,215,657
Westlake Corp. 21,112 1,674,182
7,913,562
Commercial Services & Supplies 0.3%
Rollins, Inc. 22,180 1,270,249
Communications Equipment 2.1%
Arista Networks, Inc.* 74,574 9,189,008
Construction & Engineering 1.0%
Comfort Systems USA, Inc. 500 351,650
EMCOR Group, Inc. 2,712 1,701,753
MasTec, Inc.* 11,303 2,138,641
4,192,044
Consumer Finance 0.8%
Ally Financial, Inc. 94,814 3,588,710
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 1.4%
Dollar General Corp. 4,273 448,238
Target Corp. 55,455 5,573,227
6,021,465
Containers & Packaging 0.7%
Crown Holdings, Inc. 28,717 2,853,321
Electric Utilities 0.3%
Pinnacle West Capital Corp. 14,556 1,319,065
Electronic Equipment, Instruments & Components 1.0%
Jabil, Inc. 18,717 4,177,073
Entertainment 3.4%
Electronic Arts, Inc. 34,854 5,314,887
Live Nation Entertainment,
Inc.* 42,850 6,328,945
ROBLOX Corp., Class A* 10,127 1,395,399
Roku, Inc., Class A* 16,063 1,512,492
14,551,723
Financial Services 1.3%
Corebridge Financial, Inc. 155,831 5,541,350
Food Products 0.8%
Pilgrim's Pride Corp. 3,712 175,912
Smithfield Foods, Inc. 15,660 377,719
Tyson Foods, Inc., Class A 57,025 2,982,407
3,536,038
Ground Transportation 1.5%
JB Hunt Transport Services,
Inc. 13,873 1,998,405
Landstar System, Inc. 22,843 3,046,571
Ryder System, Inc. 7,359 1,307,768
6,352,744
Health Care Equipment & Supplies 3.8%
Align Technology, Inc.* 15,635 2,017,071
Dentsply Sirona, Inc. 90,100 1,289,331
Dexcom, Inc.* 55,296 4,466,258
Edwards Lifesciences Corp.* 60,967 4,835,293
GE HealthCare Technologies,
Inc. 53,635 3,825,248
16,433,201
Health Care Providers & Services 0.8%
McKesson Corp. 2,688 1,864,236
Molina Healthcare, Inc.* 10,262 1,620,062
3,484,298
Hotels, Restaurants & Leisure 4.2%
Airbnb, Inc., Class A* 3,135 415,105
Booking Holdings, Inc. 1,597 8,789,984
Domino's Pizza, Inc. 11,666 5,403,808
Wingstop, Inc. 8,623 3,253,803
17,862,700
Household Durables 1.0%
Garmin Ltd. 13,220 2,892,007
Lennar Corp., Class A 13,066 1,465,744
4,357,751
Household Products 1.2%
Church & Dwight Co., Inc. 32,365 3,034,866
Clorox Co. (The) 15,332 1,925,086
4,959,952

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Insurance 5.2%
CNA Financial Corp. 25,931 1,149,521
Everest Group Ltd. 2,108 707,867
Globe Life, Inc. 53,077 7,455,726
Hanover Insurance Group, Inc.
(The) 5,502 944,308
Reinsurance Group of
America, Inc. 18,392 3,539,540
Travelers Cos., Inc. (The) 26,931 7,008,524
W R Berkley Corp. 17,822 1,226,332
22,031,818
Interactive Media & Services 6.2%
Alphabet, Inc., Class C 39,226 7,565,126
Match Group, Inc. 151,995 5,208,869
Meta Platforms, Inc., Class A 16,915 13,082,738
Snap, Inc., Class A* 91,522 863,052
26,719,785
IT Services 1.5%
VeriSign, Inc. 24,611 6,617,160
Life Sciences Tools & Services 1.3%
Illumina, Inc.* 32,078 3,294,731
West Pharmaceutical
Services, Inc. 9,831 2,352,165
5,646,896
Machinery 1.8%
Graco, Inc. 32,987 2,770,248
Otis Worldwide Corp. 55,305 4,739,086
7,509,334
Media 0.4%
Trade Desk, Inc. (The), Class
A* 18,335 1,594,412
Metals & Mining 1.2%
Commercial Metals Co. 40,936 2,122,941
Reliance, Inc. 4 1,160
Southern Copper Corp. 30,562 2,877,718
5,001,819
Oil, Gas & Consumable Fuels 1.9%
Comstock Resources, Inc.* 30,238 540,353
Phillips 66 31,918 3,944,427
Valero Energy Corp. 26,984 3,705,173
8,189,953
Paper & Forest Products 1.1%
Louisiana-Pacific Corp. 52,970 4,789,018
Passenger Airlines 0.7%
Southwest Airlines Co. 92,106 2,848,839
Professional Services 0.4%
FTI Consulting, Inc.* 9,975 1,659,341
KBR, Inc. 3,075 143,726
Robert Half, Inc. 500 18,455
1,821,522
Residential REITs 2.0%
Camden Property Trust 31,174 3,404,201
Essex Property Trust, Inc. 19,019 4,948,363
8,352,564
Semiconductors & Semiconductor Equipment 8.1%
Amkor Technology, Inc. 96,302 2,172,573
Broadcom, Inc. 8,232 2,417,738
NVIDIA Corp. 125,932 22,399,525
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. 52,384 7,687,876
34,677,712
Software 13.4%
Adobe, Inc.* 20,043 7,169,181
Dropbox, Inc., Class A* 81,983 2,227,478
Fortinet, Inc.* 64,937 6,487,206
Manhattan Associates, Inc.* 20,558 4,515,770
Microsoft Corp. 42,295 22,564,382
Pegasystems, Inc. 72,504 4,256,710
RingCentral, Inc., Class A* 23,647 602,762
Salesforce, Inc. 29,436 7,604,202
Teradata Corp.* 48,720 1,019,710
UiPath, Inc., Class A* 89,367 1,050,062
57,497,463
Specialized REITs 0.1%
Millrose Properties, Inc. 7,341 220,157
Specialty Retail 2.6%
O'Reilly Automotive, Inc.* 79,286 7,795,399
Williams-Sonoma, Inc. 18,655 3,489,418
11,284,817
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc. 137,445 28,529,458
NetApp, Inc. 35,637 3,710,881
32,240,339
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.* 54,295 5,764,500
Trading Companies & Distributors 0.6%
Fastenal Co. 51,502 2,375,787
Total Investments
(cost $342,545,759) — 97.7% 417,882,494
Other assets in excess of liabilities — 2.3% 9,689,849
NET ASSETS — 100.0%
$ 427,572,343
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

36 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
OTC Total return swap contracts outstanding as of July 31, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 95,961 65,253 65,253
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 14,870 47,584 47,584
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 6,465 1,034 1,034
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 13,984 9,621 9,621
Alcoa Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 35,552 5,333 5,333
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 6,369 41,271 41,271
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 76,824 92,957 92,957
Capital One
Financial Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 10,425 2,398 2,398
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 4,278 21,347 21,347
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 222,606 24,487 24,487
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 13,901 21,825 21,825
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 20,621 20,415 20,415
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 101,773 60,046 60,046
Coeur Mining, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 80,510 4,831 4,831
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 8,359 2,758 2,758
Concentrix Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 39,563 118,976 118,976
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 1,134 737 737
Crane NXT Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 4,744 3,131 3,131
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 31,308 313 313

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 28,504 22,803 22,803
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 147,548 64,921 64,921
Eli Lilly & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 1,988 39,780 39,780
Emerson Electric
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 17,064 9,385 9,385
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 26,467 20,644 20,644
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 27,445 133,657 133,657
GE Vernova, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 13,950 77,750 77,750
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 92,318 32,311 32,311
Graco, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,461 4,505 4,505
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 84,272 1,685 1,685
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 56,673 3,967 3,967
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 802 5,125 5,125
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 17,187 30,937 30,937
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 9,039 183,853 183,853
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 21,571 863 863
International Paper
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 3,499 24,108 24,108
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 4,864 49 49
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 19,986 3,597 3,597
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 157,223 25,156 25,156

38 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Kenvue, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 103,720 24,893 24,893
Labcorp Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 8,688 33,275 33,275
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 57,046 43,418 43,418
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 31,806 95,736 95,736
Lazard, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 21,159 24,333 24,333
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 970 29 29
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 6,148 1,906 1,906
MARA Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 14,276 6,710 6,710
MDU Resources
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 2,240 784 784
Medpace Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 1,394 5,758 5,758
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,365 27,655 27,655
Millrose Properties,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 6,535 915 915
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 22,097 30,825 30,825
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 25,020 7,506 7,506
Nuvalent, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 6,600 7,854 7,854
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 123,395 16,041 16,041
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 19,521 35,919 35,919
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 54,658 20,223 20,223
Quest Diagnostics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 11,955 6,217 6,217

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 565 1,096 1,096
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 11,970 25,855 25,855
Scotts Miracle-Gro
Co. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 4,101 2,338 2,338
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,919 20,243 20,243
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 108,687 11,956 11,956
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 33,304 12,989 12,989
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 25,109 10,044 10,044
Tapestry, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 27,601 4,692 4,692
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,643 1,967 1,967
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 30,265 3,777 3,777
Under Armour, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 208,273 24,993 24,993
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 85,416 7,687 7,687
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 623 156 156
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,653 99 99
– –
Total unrealized appreciation 1,747,302 1,747,302
– –
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 254,423 (17,810) (17,810)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 8,392 (625,708) (625,708)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 58,672 (24,056) (24,056)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 483 (2,212) (2,212)
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 17,243 (23,795) (23,795)

40 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Aon plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 5,448 (2,016) (2,016)
APA Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 114,324 (6,859) (6,859)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 6,595 (791) (791)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 51,349 (16,432) (16,432)
Blackstone Secured
Lending Fund
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 14,719 (1,867) (1,867)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 5,613 (12,124) (12,124)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 15,043 (24,821) (24,821)
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 16,745 (31,313) (31,313)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 39,528 (17,198) (17,198)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 21,910 (7,888) (7,888)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 123,606 (3,708) (3,708)
Clorox Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,063 (3,139) (3,139)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 25,528 (9,445) (9,445)
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 2,484 (373) (373)
Constellation Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 8,261 (21,231) (21,231)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 402 (1,781) (1,781)
DENTSPLY
SIRONA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 45,319 (52,570) (52,570)
Dexcom, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 7,562 (62,689) (62,689)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 118,066 (44,865) (44,865)

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 26,560 (49,136) (49,136)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 5,785 (67,048) (67,048)
Encompass Health
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 2,705 (406) (406)
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 41,223 (16,077) (16,077)
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 22,405 (12,771) (12,771)
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 9,858 (45,840) (45,840)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 21,829 (6,221) (6,221)
Houlihan Lokey, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 14,493 (10,580) (10,580)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 26,024 (69,224) (69,224)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 9,575 (20,107) (20,107)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 34,541 (22,797) (22,797)
IPG Photonics Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 772 (1,660) (1,660)
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 15,080 (49,010) (49,010)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 20,016 (10,408) (10,408)
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 26,165 (18,054) (18,054)
Lennox
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 1,695 (8,933) (8,933)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 4,511 (8,796) (8,796)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 23,601 (38,706) (38,706)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 6,847 (2,807) (2,807)

42 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 25,995 (5,979) (5,979)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 5,469 (45,283) (45,283)
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 18,656 (22,760) (22,760)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 7,345 (151,821) (151,821)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 1.21% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 34,678 (2,427) (2,427)
Moderna, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 15,833 (41,007) (41,007)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 8,649 (18,163) (18,163)
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 61,777 (141,469) (141,469)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 15,136 (757) (757)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 110,057 (152,934) (152,934)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 299 (25,089) (25,089)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 12,369 (45,394) (45,394)
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 26,776 (28,115) (28,115)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 19,705 (16,158) (16,158)
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 82,047 (25,435) (25,435)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 6,926 (17,107) (17,107)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 47,958 (12,229) (12,229)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 56,458 (53,071) (53,071)
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 14,106 (1,128) (1,128)

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Rollins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 29,733 (11,001) (11,001)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,823 (3,288) (3,288)
Smithfield Foods,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 2,713 (570) (570)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 18,145 (13,064) (13,064)
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 38,387 (23,800) (23,800)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 2,536 (17,828) (17,828)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 75,787 (61,766) (61,766)
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 154,641 (40,207) (40,207)
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 44,256 (17,260) (17,260)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 298,395 (19,729) (19,729)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 12,172 (11,320) (11,320)
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 7,542 (73,459) (73,459)
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 27,745 (9,711) (9,711)
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 7,030 (19,825) (19,825)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 49,813 (65,255) (65,255)
– –
Total unrealized depreciation (2,667,681) (2,667,681)
– –
Net unrealized depreciation (920,379) (920,379)
Financing Costs of Swap Contracts (108,274) (108,274)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,028,653) (1,028,653)
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 4.33%

44 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 45
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 417,882,494 $ – $ – $ 417,882,494
Total Return Swaps† – 1,747,302 – 1,747,302
Total Assets $ 417,882,494 $ 1,747,302 $ – $ 419,629,796
Liabilities:
Total Return Swaps† $ – $ (2,775,955) $ – $ (2,775,955)
Total Liabilities $ – $ (2,775,955) $ – $ (2,775,955)
Total $ 417,882,494 $ (1,028,653) $ – $ 416,853,841
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

46 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,747,302
Total $ 1,747,302
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,775,955)
Total $ (2,775,955)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 47
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 2.1%
AAR Corp.* 694 51,849
AeroVironment, Inc.* 930 248,905
Archer Aviation, Inc., Class A* 16,751 168,013
Astronics Corp.* 486 17,554
Boeing Co. (The)* 37,414 8,299,922
Byrna Technologies, Inc.* 154 3,420
Cadre Holdings, Inc. 298 9,855
Ducommun, Inc.* 398 36,210
Eve Holding, Inc.* 2,348 15,262
GE Aerospace 51,019 13,830,230
Howmet Aerospace, Inc. 48,298 8,682,531
Intuitive Machines, Inc.* 5,649 63,043
Kratos Defense & Security
Solutions, Inc.* 4,385 257,399
L3Harris Technologies, Inc. 30,132 8,280,876
Mercury Systems, Inc.* 1,264 66,474
Moog, Inc., Class A 969 187,579
National Presto Industries, Inc. 204 19,676
Park Aerospace Corp. 3,049 54,943
Redwire Corp.* 2,798 39,983
RTX Corp. 59,863 9,432,613
Satellogic, Inc., Class A* 4,349 14,265
V2X, Inc.* 254 12,035
Woodward, Inc. 24,482 6,293,833
56,086,470
Air Freight & Logistics 0.0%
†
Forward Air Corp.* 2,080 63,211
Hub Group, Inc., Class A 1,050 36,771
99,982
Automobile Components 0.2%
Adient plc* 1,700 36,448
American Axle &
Manufacturing Holdings,
Inc.* 3,628 16,145
Aptiv plc* 62,799 4,310,523
Cooper-Standard Holdings,
Inc.* 692 16,677
Dana, Inc. 5,039 80,221
Dorman Products, Inc.* 1,015 122,429
Fox Factory Holding Corp.* 458 13,909
Garrett Motion, Inc. 6,772 88,307
Gentherm, Inc.* 300 9,612
Goodyear Tire & Rubber Co.
(The)* 5,986 61,536
Holley, Inc.* 6,896 14,344
LCI Industries 501 47,595
Mobileye Global, Inc., Class A* 41,859 596,072
Modine Manufacturing Co.* 1,864 250,820
Motorcar Parts of America,
Inc.* 1,377 14,280
Patrick Industries, Inc. 1,254 121,939
Phinia, Inc. 1,860 94,302
Solid Power, Inc.* 10,861 34,647
Visteon Corp.* 369 41,014
XPEL, Inc. Reg. S* 354 11,572
5,982,392
Automobiles 1.4%
Faraday Future Intelligent
Electric, Inc.* 6,572 13,998
General Motors Co. 67,346 3,592,236
Common Stocks
Shares Value ($)
Automobiles
Livewire Group, Inc.* 4,899 18,371
Tesla, Inc.* 109,665 33,806,430
37,431,035
Banks 4.1%
1st Source Corp. 885 52,941
Amalgamated Financial Corp. 1,047 30,353
Ameris Bancorp 1,814 123,987
Associated Banc-Corp. 3,942 97,525
Atlantic Union Bankshares
Corp. 2,588 82,040
Axos Financial, Inc.* 1,616 139,542
Banc of California, Inc. 2,155 31,291
BancFirst Corp. 237 29,511
Bancorp, Inc. (The)* 1,885 119,057
Bank First Corp. 341 40,518
Bank of America Corp. 519,532 24,558,278
Bank of Hawaii Corp. 1,042 64,479
Bank of NT Butterfield & Son
Ltd. (The) 2,416 109,952
BankUnited, Inc. 2,438 88,914
Banner Corp. 1,268 78,711
BayCom Corp. 1,454 39,273
Berkshire Hills Bancorp, Inc. 2,187 53,888
Brookline Bancorp, Inc. 2,338 24,128
Burke & Herbert Financial
Services Corp. 75 4,349
BV Financial, Inc.* 1,020 15,953
Byline Bancorp, Inc. 789 20,751
C&F Financial Corp. 484 30,903
Cadence Bank 5,317 185,297
Camden National Corp. 795 29,979
Capital Bancorp, Inc. 694 21,847
Capital City Bank Group, Inc. 758 30,009
Capitol Federal Financial, Inc. 6,191 37,270
Cathay General Bancorp 2,260 102,197
Central Pacific Financial Corp. 2,258 60,198
Citigroup, Inc. 95,916 8,987,329
Citizens Community Bancorp,
Inc. 1,062 15,654
Citizens Financial Group, Inc. 67,521 3,222,102
Citizens Financial Services,
Inc. 275 14,765
City Holding Co. 667 81,441
CNB Financial Corp. 703 16,134
Community Financial System,
Inc. 1,737 91,540
Community Trust Bancorp, Inc. 1,077 58,136
ConnectOne Bancorp, Inc. 2,205 50,781
Customers Bancorp, Inc.* 1,254 79,943
CVB Financial Corp. 3,518 65,751
Dime Community Bancshares,
Inc. 579 16,044
Eagle Bancorp Montana, Inc. 920 14,830
Eagle Bancorp, Inc. 744 11,971
Eastern Bankshares, Inc. 4,079 63,021
ECB Bancorp, Inc.* 979 15,243
Enterprise Financial Services
Corp. 1,132 62,475
Farmers National Banc Corp. 1,865 25,252
FB Financial Corp. 796 38,813
First Bancorp 6,996 161,732

48 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
First Busey Corp. 3,655 81,580
First Business Financial
Services, Inc. 385 18,334
First Commonwealth Financial
Corp. 3,484 57,521
First Community Bankshares,
Inc. 866 31,609
First Financial Bancorp 2,475 59,994
First Financial Bankshares,
Inc. 3,657 126,605
First Financial Corp. 1,154 61,797
First Foundation, Inc.* 3,016 14,688
First Internet Bancorp 573 12,566
First Interstate BancSystem,
Inc., Class A 1,621 46,669
First Merchants Corp. 2,578 98,273
First Mid Bancshares, Inc. 454 17,238
First United Corp. 926 30,438
Flagstar Financial, Inc. 9,038 102,039
Fulton Financial Corp. 6,718 120,588
German American Bancorp,
Inc. 1,000 38,420
Glacier Bancorp, Inc. 2,493 109,268
Great Southern Bancorp, Inc. 479 27,274
Guaranty Bancshares, Inc. 391 17,052
Hancock Whitney Corp. 3,173 189,492
Hanmi Financial Corp. 2,328 53,102
HBT Financial, Inc. 1,534 38,151
Heritage Commerce Corp. 2,686 24,845
Heritage Financial Corp. 2,255 50,828
Hilltop Holdings, Inc. 679 20,098
Home Bancorp, Inc. 300 15,687
Home BancShares, Inc. 6,113 172,142
Hope Bancorp, Inc. 2,434 24,316
Horizon Bancorp, Inc. 875 13,554
Huntington Bancshares, Inc. 131,970 2,168,267
Independent Bank Corp. 3,024 136,405
International Bancshares Corp. 2,386 162,677
JPMorgan Chase & Co. 151,705 44,941,089
Kearny Financial Corp. 3,488 20,684
Lakeland Financial Corp. 875 55,449
Live Oak Bancshares, Inc. 792 25,035
M&T Bank Corp. 32,709 6,172,188
Mercantile Bank Corp. 1,180 53,914
Metropolitan Bank Holding
Corp. 507 35,764
Midland States Bancorp, Inc. 1,766 29,951
National Bank Holdings Corp.,
Class A 1,074 39,802
National Bankshares, Inc. 548 15,212
NB Bancorp, Inc.* 2,556 44,040
NBT Bancorp, Inc. 978 40,470
Nicolet Bankshares, Inc. 85 10,965
Northeast Community
Bancorp, Inc. 2,180 45,039
Northfield Bancorp, Inc. 3,398 36,189
Northrim Bancorp, Inc. 563 47,027
Northwest Bancshares, Inc. 4,105 48,028
OceanFirst Financial Corp. 2,687 45,088
OFG Bancorp 2,194 93,508
Old National Bancorp 8,727 184,227
Common Stocks
Shares Value ($)
Banks
OP Bancorp 1,180 15,104
Orange County Bancorp, Inc. 528 13,195
Pacific Premier Bancorp, Inc. 2,525 54,717
Park National Corp. 434 70,252
Parke Bancorp, Inc. 1,465 30,252
Pathward Financial, Inc. 1,114 84,246
Patriot National Bancorp, Inc.* 11,023 17,196
PCB Bancorp 1,563 31,948
Peapack-Gladstone Financial
Corp. 207 5,274
Peoples Bancorp of North
Carolina, Inc. 1,040 29,858
Peoples Bancorp, Inc. 1,285 36,802
PNC Financial Services
Group, Inc. (The) 19,727 3,753,456
Preferred Bank 820 74,472
Princeton Bancorp, Inc. 547 16,514
Provident Financial Services,
Inc. 5,246 95,582
QCR Holdings, Inc. 622 44,162
RBB Bancorp 1,158 20,971
Red River Bancshares, Inc. 570 34,297
Renasant Corp. 2,520 92,333
Republic Bancorp, Inc., Class
A 842 57,980
Richmond Mutual BanCorp,
Inc. 1,177 16,290
S&T Bancorp, Inc. 1,609 58,954
Seacoast Banking Corp. of
Florida 1,582 44,597
ServisFirst Bancshares, Inc. 1,188 93,436
Sierra Bancorp 1,627 47,704
Simmons First National Corp.,
Class A 3,342 64,066
South Plains Financial, Inc. 1,102 40,895
Southside Bancshares, Inc. 1,441 42,423
SR Bancorp, Inc. 1,090 15,173
Stock Yards Bancorp, Inc. 735 54,949
Texas Capital Bancshares,
Inc.* 1,253 105,214
Timberland Bancorp, Inc. 1,132 35,420
Tompkins Financial Corp. 89 5,757
Towne Bank 2,208 77,346
TriCo Bancshares 1,250 51,400
Triumph Financial, Inc.* 916 51,956
Truist Financial Corp. 74,828 3,270,732
TrustCo Bank Corp. 1,326 44,501
Trustmark Corp. 1,573 58,594
UMB Financial Corp. 1,577 173,454
United Bankshares, Inc. 3,814 135,473
United Community Banks, Inc. 2,589 78,965
Unity Bancorp, Inc. 986 48,422
Univest Financial Corp. 1,343 38,732
Valley National Bancorp 12,786 118,526
Veritex Holdings, Inc. 1,726 54,749
WaFd, Inc. 2,383 69,357
Wells Fargo & Co. 88,434 7,130,433
WesBanco, Inc. 2,349 70,775
Westamerica Bancorp 1,049 50,247
WSFS Financial Corp. 1,544 84,673
112,333,108

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Beverages 1.0%
Coca-Cola Co. (The) 163,262 11,083,857
Coca-Cola Europacific
Partners plc(a) 54,470 5,279,232
MGP Ingredients, Inc. 1,402 39,649
Molson Coors Beverage Co.,
Class B 54,959 2,677,602
PepsiCo, Inc. 59,863 8,256,305
Vita Coco Co., Inc. (The)* 1,310 46,191
27,382,836
Biotechnology 1.2%
89bio, Inc.* 5,432 51,604
AbbVie, Inc. 63,835 12,066,092
Absci Corp.* 8,870 25,102
ACADIA Pharmaceuticals,
Inc.* 3,411 81,284
ADMA Biologics, Inc.* 7,041 131,667
Agios Pharmaceuticals, Inc.* 1,443 53,708
Akebia Therapeutics, Inc.* 3,293 12,135
Akero Therapeutics, Inc.* 2,031 99,214
Aldeyra Therapeutics, Inc.* 2,798 13,962
Alector, Inc.* 22,556 33,608
Alkermes plc* 6,010 159,205
Altimmune, Inc.* 10,701 39,487
Amicus Therapeutics, Inc.* 7,992 47,872
AnaptysBio, Inc.* 454 11,146
Anavex Life Sciences Corp.* 2,752 31,098
Anika Therapeutics, Inc.* 547 4,515
Annexon, Inc.* 2,251 5,402
Apogee Therapeutics, Inc.* 1,170 44,764
Arcellx, Inc.* 1,348 96,234
Arcus Biosciences, Inc.* 3,084 28,157
Arcutis Biotherapeutics, Inc.* 3,808 55,521
Ardelyx, Inc.* 6,676 28,306
ArriVent Biopharma, Inc.* 546 10,652
Arrowhead Pharmaceuticals,
Inc.* 5,247 82,903
ARS Pharmaceuticals, Inc.* 1,251 22,118
Astria Therapeutics, Inc.* 1,792 12,401
Aura Biosciences, Inc.* 3,125 21,531
Aurinia Pharmaceuticals, Inc.* 6,114 56,524
Avidity Biosciences, Inc.* 3,582 131,495
Avita Medical, Inc.* 2,228 11,808
Beam Therapeutics, Inc.* 2,409 47,481
Bicara Therapeutics, Inc.* 2,310 25,664
BioCryst Pharmaceuticals,
Inc.* 6,509 52,983
Biohaven Ltd.* 2,693 40,664
BioMarin Pharmaceutical, Inc.* 12,753 737,761
BioNTech SE, ADR-DE*(a) 30,604 3,289,930
Bridgebio Pharma, Inc.* 4,488 212,148
Candel Therapeutics, Inc.* 891 5,742
Capricor Therapeutics, Inc.* 758 6,200
Cardiff Oncology, Inc.* 3,442 8,158
CareDx, Inc.* 1,974 24,251
Cargo Therapeutics, Inc.* 1,324 5,918
Catalyst Pharmaceuticals,
Inc.* 4,390 93,639
Celcuity, Inc.* 864 33,839
Celldex Therapeutics, Inc.* 1,908 41,938
CG oncology, Inc.* 1,193 31,841
Cogent Biosciences, Inc.* 2,760 31,519
Common Stocks
Shares Value ($)
Biotechnology
Compass Therapeutics, Inc.* 6,434 19,109
CRISPR Therapeutics AG* 2,016 113,420
Cullinan Therapeutics, Inc.* 1,058 8,221
Cytokinetics, Inc.* 3,040 114,426
Denali Therapeutics, Inc.* 3,427 47,395
Design Therapeutics, Inc.* 5,569 21,552
Dianthus Therapeutics, Inc.* 503 10,397
Disc Medicine, Inc.* 578 34,541
Dynavax Technologies Corp.* 2,418 26,550
Dyne Therapeutics, Inc.* 2,216 21,828
Editas Medicine, Inc.* 15,426 38,719
Emergent BioSolutions, Inc.* 6,651 39,108
Enanta Pharmaceuticals, Inc.* 1,202 9,111
Entrada Therapeutics, Inc.* 957 5,627
Erasca, Inc.* 13,158 18,619
Fate Therapeutics, Inc.* 3,780 4,158
Foghorn Therapeutics, Inc.* 1,178 6,184
Geron Corp.* 5,039 5,795
Gossamer Bio, Inc.* 9,309 18,990
GRAIL, Inc.* 1,335 45,670
Greenwich Lifesciences, Inc.* 797 8,719
Humacyte, Inc.* 6,754 16,210
Ideaya Biosciences, Inc.* 2,125 51,744
ImmunityBio, Inc.* 5,018 12,344
Immunome, Inc.* 2,435 25,616
Immunovant, Inc.* 766 12,317
Inhibikase Therapeutics, Inc.* 8,454 13,357
Inmune Bio, Inc.* 1,757 4,797
Intellia Therapeutics, Inc.* 3,471 40,402
Ionis Pharmaceuticals, Inc.* 42,176 1,812,724
Iovance Biotherapeutics, Inc.* 7,878 20,246
Ironwood Pharmaceuticals,
Inc., Class A* 9,209 7,036
iTeos Therapeutics, Inc.* 987 10,008
Janux Therapeutics, Inc.* 696 16,714
KalVista Pharmaceuticals,
Inc.* 1,064 14,502
Keros Therapeutics, Inc.* 1,056 15,122
Kodiak Sciences, Inc.* 6,781 44,585
Korro Bio, Inc.* 1,249 18,685
Krystal Biotech, Inc.* 742 114,172
Kura Oncology, Inc.* 3,630 21,962
Kymera Therapeutics, Inc.* 1,531 66,981
Madrigal Pharmaceuticals,
Inc.* 524 158,515
MannKind Corp.* 10,865 41,070
MeiraGTx Holdings plc* 2,599 19,882
Metsera, Inc.* 501 16,528
MiMedx Group, Inc.* 5,442 39,128
Mineralys Therapeutics, Inc.* 1,223 17,305
Mirum Pharmaceuticals, Inc.* 746 38,553
Monte Rosa Therapeutics,
Inc.* 3,589 17,766
Myriad Genetics, Inc.* 2,770 10,637
Neurocrine Biosciences, Inc.* 24,139 3,095,344
Neurogene, Inc.* 1,790 38,968
Nkarta, Inc.* 2,233 4,846
Novavax, Inc.* 3,715 24,705
Nurix Therapeutics, Inc.* 1,902 21,417
Nuvalent, Inc., Class A* 848 66,441
Olema Pharmaceuticals, Inc.* 1,347 6,924

50 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Organogenesis Holdings, Inc.,
Class A* 2,952 13,638
ORIC Pharmaceuticals, Inc.* 1,582 15,773
Perspective Therapeutics,
Inc.* 9,591 36,829
Praxis Precision Medicines,
Inc.* 358 19,411
Prime Medicine, Inc.* 9,777 36,566
Protagonist Therapeutics, Inc.* 1,739 93,663
Prothena Corp. plc* 532 3,655
PTC Therapeutics, Inc.* 2,755 143,563
Recursion Pharmaceuticals,
Inc., Class A* 15,925 94,754
Regeneron Pharmaceuticals,
Inc. 4,082 2,226,568
REGENXBIO, Inc.* 5,570 47,401
Relay Therapeutics, Inc.* 1,876 6,604
Replimune Group, Inc.* 1,663 11,691
Rhythm Pharmaceuticals, Inc.* 1,857 158,272
Rigel Pharmaceuticals, Inc.* 1,078 22,703
Rocket Pharmaceuticals, Inc.* 1,904 5,807
Sana Biotechnology, Inc.* 2,607 10,584
Scholar Rock Holding Corp.* 1,621 60,058
Soleno Therapeutics, Inc.* 1,071 92,609
Solid Biosciences, Inc.* 6,698 45,814
Spyre Therapeutics, Inc.* 694 11,777
Stoke Therapeutics, Inc.* 2,780 35,723
Syndax Pharmaceuticals, Inc.* 1,804 17,896
Tango Therapeutics, Inc.* 2,331 14,079
Taysha Gene Therapies, Inc.* 3,169 8,651
Tectonic Therapeutic, Inc.* 1,394 30,933
TG Therapeutics, Inc.* 3,937 139,764
Tonix Pharmaceuticals Holding
Corp.* 659 24,831
Tourmaline Bio, Inc.* 521 11,530
Travere Therapeutics, Inc.* 2,386 36,864
Twist Bioscience Corp.* 2,131 71,538
Tyra Biosciences, Inc.* 1,087 11,881
UroGen Pharma Ltd.* 1,057 20,146
Vaxcyte, Inc.* 3,360 114,072
Vera Therapeutics, Inc., Class
A* 1,083 22,516
Veracyte, Inc.* 3,206 75,373
Verastem, Inc.* 907 5,596
Vericel Corp.* 1,577 55,100
Vertex Pharmaceuticals, Inc.* 10,204 4,661,901
Vir Biotechnology, Inc.* 4,713 23,895
Viridian Therapeutics, Inc.* 1,632 28,593
Xencor, Inc.* 1,796 14,943
Xenon Pharmaceuticals, Inc.* 496 15,148
Y-mAbs Therapeutics, Inc.* 1,096 4,899
Zymeworks, Inc.* 2,402 30,169
33,368,664
Broadline Retail 3.7%
Amazon.com, Inc.* 433,524 101,492,304
Groupon, Inc., Class A* 756 23,315
Kohl's Corp. 1,657 17,962
Savers Value Village, Inc.* 1,559 16,229
101,549,810
Common Stocks
Shares Value ($)
Building Products 0.4%
Advanced Drainage Systems,
Inc. 24,073 2,762,377
American Woodmark Corp.* 180 9,470
Apogee Enterprises, Inc. 544 22,843
AZZ, Inc. 1,099 120,340
Builders FirstSource, Inc.* 9,705 1,233,797
CSW Industrials, Inc. 454 117,804
Gibraltar Industries, Inc.* 637 42,061
Griffon Corp. 1,878 152,625
Insteel Industries, Inc. 427 15,415
Janus International Group,
Inc.* 3,083 26,421
Masterbrand, Inc.* 1,849 20,394
Resideo Technologies, Inc.* 3,648 99,590
Tecnoglass, Inc. 992 77,406
Trane Technologies plc 14,346 6,284,696
UFP Industries, Inc. 2,266 222,068
Zurn Elkay Water Solutions
Corp. 5,040 223,020
11,430,327
Capital Markets 2.9%
Acadian Asset Management,
Inc. 1,497 62,560
Ares Management Corp.,
Class A 6,858 1,272,365
Artisan Partners Asset
Management, Inc., Class A 2,588 117,107
Bakkt Holdings, Inc., Class A* 706 6,989
BGC Group, Inc., Class A 11,040 102,341
Blackrock, Inc. 4,762 5,266,820
Brookfield Corp. 16,296 1,092,647
Charles Schwab Corp. (The) 64,424 6,296,158
Cohen & Steers, Inc. 502 36,927
Diamond Hill Investment
Group, Inc. 315 42,705
DigitalBridge Group, Inc. 1,999 21,469
Donnelley Financial Solutions,
Inc.* 742 39,296
GCM Grosvenor, Inc., Class A 1,110 13,087
Intercontinental Exchange, Inc. 57,822 10,687,240
KKR & Co., Inc. 54,421 7,977,030
Marex Group plc 408 15,741
Moelis & Co., Class A 2,376 166,653
Moody's Corp. 6,832 3,523,467
Morgan Stanley 38,094 5,426,871
MSCI, Inc., Class A 15,245 8,557,933
Nasdaq, Inc. 84,543 8,134,727
Patria Investments Ltd., Class
A 2,869 40,023
Perella Weinberg Partners,
Class A 1,494 29,790
Piper Sandler Cos. 649 204,643
PJT Partners, Inc., Class A 919 164,152
Raymond James Financial,
Inc. 38,764 6,478,627
S&P Global, Inc. 20,964 11,553,260
Silvercrest Asset Management
Group, Inc., Class A 814 13,317
StepStone Group, Inc., Class
A 859 50,990
StoneX Group, Inc.* 646 62,817

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Capital Markets
Tradeweb Markets, Inc., Class
A 13,979 1,936,790
Victory Capital Holdings, Inc.,
Class A 1,885 129,895
Virtus Investment Partners,
Inc. 189 36,536
WisdomTree, Inc. 5,788 76,807
79,637,780
Chemicals 1.3%
ASP Isotopes, Inc.* 1,315 11,927
Aspen Aerogels, Inc.* 2,415 18,499
Avient Corp. 2,532 79,935
Balchem Corp. 1,196 182,354
Cabot Corp. 2,017 145,587
Chemours Co. (The) 1,172 14,041
Ecolab, Inc. 9,012 2,358,981
Element Solutions, Inc. 38,472 907,939
Hawkins, Inc. 730 119,194
HB Fuller Co. 1,361 76,488
Ingevity Corp.* 1,287 53,784
Innospec, Inc. 523 41,788
Intrepid Potash, Inc.* 404 13,445
Koppers Holdings, Inc. 509 16,726
Linde plc 21,662 9,970,152
Mativ Holdings, Inc. 4,626 30,624
Minerals Technologies, Inc. 1,426 82,922
Orion SA 940 9,118
Perimeter Solutions, Inc.* 3,886 62,681
PureCycle Technologies, Inc.* 4,847 64,998
Quaker Chemical Corp. 536 61,329
Rayonier Advanced Materials,
Inc.* 2,489 9,558
RPM International, Inc. 49,266 5,784,321
Sensient Technologies Corp. 1,634 183,482
Sherwin-Williams Co. (The) 35,413 11,717,453
Stepan Co. 244 12,388
Tronox Holdings plc 4,134 13,188
Westlake Corp. 46,106 3,656,206
35,699,108
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 1,774 81,835
ACCO Brands Corp. 7,136 26,760
ACV Auctions, Inc., Class A* 2,417 34,346
Brink's Co. (The) 1,399 122,189
Casella Waste Systems, Inc.,
Class A* 1,397 151,896
Cimpress plc* 837 46,294
CompX International, Inc. 464 10,811
CoreCivic, Inc.* 3,712 74,388
Deluxe Corp. 2,989 48,123
Ennis, Inc. 2,869 51,068
GEO Group, Inc. (The)* 4,292 111,249
Healthcare Services Group,
Inc.* 2,422 31,510
HNI Corp. 2,043 105,092
Interface, Inc., Class A 3,612 74,479
MillerKnoll, Inc. 2,635 50,012
Montrose Environmental
Group, Inc.* 671 15,225
OPENLANE, Inc.* 4,608 113,541
Pitney Bowes, Inc. 7,996 90,835
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Quad/Graphics, Inc. 1,629 8,683
Republic Services, Inc., Class
A 14,843 3,423,538
Steelcase, Inc., Class A 1,959 20,236
UniFirst Corp. 535 91,501
Vestis Corp. 2,544 15,417
VSE Corp. 356 55,728
Waste Connections, Inc. 19,258 3,594,891
8,449,647
Communications Equipment 0.4%
ADTRAN Holdings, Inc.* 2,898 26,922
Applied Optoelectronics, Inc.* 2,613 59,759
Calix, Inc.* 1,266 71,770
CommScope Holding Co.,
Inc.* 6,354 52,103
Digi International, Inc.* 2,208 72,003
Extreme Networks, Inc.* 3,316 58,561
Harmonic, Inc.* 1,180 10,042
Motorola Solutions, Inc. 20,860 9,157,123
NETGEAR, Inc.* 964 22,413
NetScout Systems, Inc.* 3,528 75,570
Viasat, Inc.* 3,245 53,315
Viavi Solutions, Inc.* 7,148 71,837
9,731,418
Construction & Engineering 0.1%
Arcosa, Inc. 1,358 116,625
Argan, Inc. 447 109,506
Concrete Pumping Holdings,
Inc. 2,185 14,924
Construction Partners, Inc.,
Class A* 1,092 110,128
Dycom Industries, Inc.* 790 212,360
Fluor Corp.* 4,720 267,954
Granite Construction, Inc. 1,752 165,512
IES Holdings, Inc.* 306 108,039
Limbach Holdings, Inc.* 252 34,524
MYR Group, Inc.* 488 94,428
NWPX Infrastructure, Inc.* 1,189 49,677
Primoris Services Corp. 2,107 198,416
Sterling Infrastructure, Inc.* 1,078 288,462
Tutor Perini Corp.* 1,068 51,424
1,821,979
Construction Materials 0.2%
Knife River Corp.* 1,635 134,855
Martin Marietta Materials, Inc. 7,483 4,301,827
United States Lime & Minerals,
Inc. 471 46,902
4,483,584
Consumer Finance 0.7%
American Express Co. 29,881 8,943,682
Bread Financial Holdings, Inc. 1,621 99,367
Capital One Financial Corp. 36,526 7,853,090
Dave, Inc.* 271 63,902
Enova International, Inc.* 851 88,981
FirstCash Holdings, Inc. 1,453 193,670
LendingClub Corp.* 2,283 35,592
LendingTree, Inc.* 334 15,591
Navient Corp. 4,651 60,184
Nelnet, Inc., Class A 767 95,699
PROG Holdings, Inc. 1,602 51,008

52 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
Upstart Holdings, Inc.* 2,400 196,176
World Acceptance Corp.* 135 21,238
17,718,180
Consumer Staples Distribution & Retail 1.7%
Andersons, Inc. (The) 874 31,394
Chefs' Warehouse, Inc. (The)* 867 59,441
Costco Wholesale Corp. 31,034 29,160,788
Dollar Tree, Inc.* 34,065 3,868,081
Natural Grocers by Vitamin
Cottage, Inc. 280 10,609
PriceSmart, Inc. 1,103 118,572
SpartanNash Co. 1,442 38,271
United Natural Foods, Inc.* 1,412 39,028
Village Super Market, Inc.,
Class A 1,140 39,216
Walmart, Inc. 134,361 13,164,691
Weis Markets, Inc. 885 64,083
46,594,174
Containers & Packaging 0.2%
Avery Dennison Corp. 23,129 3,880,352
Ball Corp. 27,302 1,563,313
Greif, Inc., Class A 648 41,103
Greif, Inc., Class B 245 16,084
Myers Industries, Inc. 2,277 33,358
O-I Glass, Inc.* 5,128 66,715
TriMas Corp. 1,025 36,623
5,637,548
Distributors 0.0%
†
GigaCloud Technology, Inc.,
Class A* 931 20,733
Weyco Group, Inc. 477 13,871
34,604
Diversified Consumer Services 0.0%
†
Adtalem Global Education,
Inc.* 1,564 178,718
American Public Education,
Inc.* 742 21,904
Carriage Services, Inc., Class
A 927 41,641
Coursera, Inc.* 2,035 25,722
Frontdoor, Inc.* 2,530 148,005
Graham Holdings Co., Class B 138 131,677
Laureate Education, Inc.* 5,349 120,887
OneSpaWorld Holdings Ltd. 3,149 69,656
Perdoceo Education Corp. 1,810 52,092
Strategic Education, Inc. 494 36,628
Stride, Inc.* 963 123,486
Udemy, Inc.* 958 7,290
Universal Technical Institute,
Inc.* 1,668 53,743
1,011,449
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 4,293 77,188
Alpine Income Property Trust,
Inc. 924 12,982
American Assets Trust, Inc. 2,174 41,372
Broadstone Net Lease, Inc. 7,817 126,948
Essential Properties Realty
Trust, Inc. 6,488 197,819
Common Stocks
Shares Value ($)
Diversified REITs
One Liberty Properties, Inc. 1,119 25,043
481,352
Diversified Telecommunication Services 0.3%
AT&T, Inc. 265,171 7,268,337
Cogent Communications
Holdings, Inc. 1,136 51,790
Globalstar, Inc.* 1,363 32,017
IDT Corp., Class B 1,313 77,349
Liberty Latin America Ltd.,
Class A* 3,134 22,094
Liberty Latin America Ltd.,
Class C* 3,134 22,377
Lumen Technologies, Inc.* 30,650 136,393
7,610,357
Electric Utilities 1.3%
ALLETE, Inc. 1,896 125,003
Alliant Energy Corp. 40,899 2,658,844
American Electric Power Co.,
Inc. 29,251 3,309,458
Constellation Energy Corp. 11,614 4,039,814
Duke Energy Corp. 23,129 2,813,412
Entergy Corp. 19,459 1,759,677
FirstEnergy Corp. 38,775 1,656,080
Genie Energy Ltd., Class B 2,390 48,565
Hawaiian Electric Industries,
Inc.* 5,414 58,038
MGE Energy, Inc. 990 84,091
NextEra Energy, Inc. 60,543 4,302,186
Oklo, Inc., Class A* 3,103 237,659
Otter Tail Corp. 1,376 106,200
PG&E Corp. 432,027 6,057,019
Portland General Electric Co. 2,770 113,902
PPL Corp. 168,073 5,998,525
TXNM Energy, Inc. 27,774 1,577,285
34,945,758
Electrical Equipment 1.6%
American Superconductor
Corp.* 752 42,751
AMETEK, Inc. 39,165 7,239,650
Amprius Technologies, Inc.* 4,084 28,302
Array Technologies, Inc.* 5,696 37,024
Atkore, Inc. 1,437 110,678
Bloom Energy Corp., Class A* 5,654 211,403
Eaton Corp. plc 27,210 10,468,231
EnerSys 1,437 132,736
Enovix Corp.* 6,274 84,072
Eos Energy Enterprises, Inc.* 6,330 36,081
GE Vernova, Inc. 14,470 9,554,396
NANO Nuclear Energy, Inc.* 1,369 48,504
NEXTracker, Inc., Class A* 4,177 243,352
NuScale Power Corp., Class
A* 4,478 224,841
nVent Electric plc 74,465 5,839,545
Plug Power, Inc.* 27,676 41,514
Powell Industries, Inc. 270 64,017
Power Solutions International,
Inc.* 572 53,625
Rockwell Automation, Inc. 22,748 8,000,699
Shoals Technologies Group,
Inc., Class A* 3,613 19,474

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Electrical Equipment
SunPower Corp.*∞ 21,848 2
Sunrun, Inc.* 6,258 64,207
T1 Energy, Inc.* 34,038 40,505
Vicor Corp.* 281 12,488
42,598,097
Electronic Equipment, Instruments & Components 0.6%
Advanced Energy Industries,
Inc. 1,203 167,121
Aeva Technologies, Inc.* 2,080 38,771
Amphenol Corp., Class A 79,986 8,519,309
Arlo Technologies, Inc.* 1,025 16,605
Badger Meter, Inc. 1,026 193,668
Bel Fuse, Inc., Class A 503 57,609
Belden, Inc. 1,616 199,818
Benchmark Electronics, Inc. 1,358 52,283
CDW Corp. 12,489 2,177,832
Climb Global Solutions, Inc. 123 14,514
CTS Corp. 1,784 69,915
Daktronics, Inc.* 1,077 17,469
ePlus, Inc.* 946 61,282
Evolv Technologies Holdings,
Inc.* 1,522 9,977
Fabrinet* 1,135 367,434
Insight Enterprises, Inc.* 855 101,386
Itron, Inc.* 1,383 172,239
Jabil, Inc. 14,332 3,198,472
Kimball Electronics, Inc.* 1,733 32,511
Knowles Corp.* 3,338 67,795
MicroVision, Inc.* 11,061 12,278
Mirion Technologies, Inc.,
Class A* 4,852 108,442
Napco Security Technologies,
Inc. 1,587 48,451
Novanta, Inc.* 971 119,452
OSI Systems, Inc.* 398 87,962
Ouster, Inc.* 1,321 30,885
PAR Technology Corp.* 458 27,837
PC Connection, Inc. 885 54,507
Plexus Corp.* 999 127,373
Red Cat Holdings, Inc.* 2,641 21,867
Rogers Corp.* 587 38,495
Sanmina Corp.* 1,555 180,442
ScanSource, Inc.* 1,290 50,104
TTM Technologies, Inc.* 1,884 89,019
Vishay Intertechnology, Inc. 4,242 69,526
16,602,650
Energy Equipment & Services 0.1%
Archrock, Inc. 5,027 117,431
Aris Water Solutions, Inc.,
Class A 570 12,124
Atlas Energy Solutions, Inc.,
Class A 702 9,126
Baker Hughes Co., Class A 51,920 2,338,996
Borr Drilling Ltd. 4,237 8,601
Cactus, Inc., Class A 2,115 89,486
Core Laboratories, Inc. 2,167 23,707
Energy Services of America
Corp. 1,636 17,881
Expro Group Holdings NV* 834 8,990
Forum Energy Technologies,
Inc.* 997 19,651
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.* 3,129 18,555
Helmerich & Payne, Inc. 3,183 51,596
Innovex International, Inc.* 380 6,240
Kodiak Gas Services, Inc. 1,322 42,740
Liberty Energy, Inc., Class A 8,125 100,262
Nabors Industries Ltd.* 1,497 52,066
Noble Corp. plc 3,542 94,961
Oceaneering International,
Inc.* 3,484 75,603
Oil States International, Inc.* 6,111 30,494
Patterson-UTI Energy, Inc. 16,993 100,429
ProPetro Holding Corp.* 8,302 44,499
Ranger Energy Services, Inc.,
Class A 2,726 36,501
RPC, Inc. 4,760 22,134
Seadrill Ltd.* 1,321 38,520
Select Water Solutions, Inc.,
Class A 1,270 12,230
Solaris Energy Infrastructure,
Inc., Class A 928 30,318
Tidewater, Inc.* 1,308 65,413
Transocean Ltd.* 23,474 68,544
Valaris Ltd.* 1,383 67,255
3,604,353
Entertainment 2.5%
AMC Entertainment Holdings,
Inc., Class A* 7,587 22,002
Atlanta Braves Holdings, Inc.,
Class C* 929 41,396
Cinemark Holdings, Inc. 4,493 120,727
Electronic Arts, Inc. 29,251 4,460,485
IMAX Corp.* 2,495 64,346
Lionsgate Studios Corp.* 3,498 20,708
Live Nation Entertainment,
Inc.* 40,980 6,052,746
Madison Square Garden
Entertainment Corp., Class
A* 1,784 67,417
Marcus Corp. (The) 1,446 23,671
Netflix, Inc.* 29,533 34,240,560
Playstudios, Inc.* 13,617 15,660
Playtika Holding Corp. 3,469 15,455
Starz Entertainment Corp. 233 3,390
TKO Group Holdings, Inc.,
Class A 17,006 2,857,178
Walt Disney Co. (The) 88,434 10,533,374
Warner Bros Discovery, Inc.* 681,619 8,976,922
67,516,037
Financial Services 4.0%
Apollo Global Management,
Inc. 19,410 2,820,661
AvidXchange Holdings, Inc.* 1,551 15,293
Banco Latinoamericano de
Comercio Exterior SA, Class
E 233 9,311
Berkshire Hathaway, Inc.,
Class B* 34,432 16,247,772
Burford Capital Ltd. 5,658 72,705
Cannae Holdings, Inc. 1,538 32,882

54 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Financial Services
Cass Information Systems,
Inc. 358 14,324
Corpay, Inc.* 18,909 6,108,552
Enact Holdings, Inc. 2,213 76,924
Equitable Holdings, Inc. 107,479 5,519,047
Essent Group Ltd. 4,023 225,248
EVERTEC, Inc. 2,798 101,148
Federal Agricultural Mortgage
Corp., Class C 310 53,404
Fiserv, Inc.* 77,498 10,767,572
Flywire Corp.* 4,139 45,074
HA Sustainable Infrastructure
Capital, Inc. 2,605 67,652
International Money Express,
Inc.* 1,019 9,161
Jackson Financial, Inc., Class
A 2,559 224,066
Marqeta, Inc., Class A* 16,553 94,352
Mastercard, Inc., Class A 67,116 38,019,200
NCR Atleos Corp.* 1,941 59,395
NMI Holdings, Inc., Class A* 3,698 138,009
Pagseguro Digital Ltd., Class A 7,373 57,731
Payoneer Global, Inc.* 4,613 30,307
PennyMac Financial Services,
Inc. 541 50,389
Radian Group, Inc. 5,854 190,899
Remitly Global, Inc.* 3,477 57,370
Repay Holdings Corp., Class
A* 3,157 15,532
Sezzle, Inc.* 396 61,317
StoneCo Ltd., Class A* 8,432 107,761
Triller Group, Inc.* 24,805 13,372
Visa, Inc., Class A(a) 76,407 26,396,326
Walker & Dunlop, Inc. 792 59,408
Waterstone Financial, Inc. 1,087 14,468
107,776,632
Food Products 0.3%
B&G Foods, Inc. 2,047 8,393
Beyond Meat, Inc.* 2,471 7,512
Calavo Growers, Inc. 566 14,886
Cal-Maine Foods, Inc. 1,668 185,382
Dole plc 4,690 66,786
Fresh Del Monte Produce, Inc. 2,285 85,893
Hain Celestial Group, Inc.
(The)* 5,149 8,084
J & J Snack Foods Corp. 315 35,560
John B Sanfilippo & Son, Inc. 198 12,535
Marzetti Co. (The) 661 117,499
Mission Produce, Inc.* 1,348 16,634
Nestle SA, ADR 52,380 4,556,013
Seneca Foods Corp., Class A* 415 43,463
Simply Good Foods Co. (The)* 2,079 63,326
Tootsie Roll Industries, Inc. 1,270 48,171
TreeHouse Foods, Inc.* 591 11,359
Utz Brands, Inc. 172,295 2,245,004
Vital Farms, Inc.* 911 33,889
WK Kellogg Co. 985 22,704
7,583,093
Gas Utilities 0.2%
Brookfield Infrastructure Corp.,
Class A 4,275 166,896
Common Stocks
Shares Value ($)
Gas Utilities
Chesapeake Utilities Corp. 532 63,776
New Jersey Resources Corp. 3,352 153,890
Northwest Natural Holding Co. 678 27,066
ONE Gas, Inc. 1,275 92,693
Southwest Gas Holdings, Inc. 2,297 179,488
Spire, Inc. 2,049 152,589
UGI Corp. 134,097 4,851,629
5,688,027
Ground Transportation 0.8%
ArcBest Corp. 971 71,009
Canadian Pacific Kansas City
Ltd. 35,899 2,640,372
Covenant Logistics Group,
Inc., Class A 560 13,524
FTAI Infrastructure, Inc. 6,074 38,084
Heartland Express, Inc. 1,642 12,840
Hertz Global Holdings, Inc.* 2,589 16,596
Old Dominion Freight Line, Inc. 60,446 9,021,566
RXO, Inc.* 3,836 59,266
Uber Technologies, Inc.* 75,831 6,654,170
Union Pacific Corp. 18,689 4,148,397
Werner Enterprises, Inc. 2,364 65,530
22,741,354
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 167,818 21,176,953
Accuray, Inc.* 20,426 26,758
Align Technology, Inc.* 38,426 4,957,338
Alphatec Holdings, Inc.* 2,784 29,455
AngioDynamics, Inc.* 733 6,494
Anteris Technologies Global
Corp.* 5,055 16,227
Artivion, Inc.* 1,029 31,806
AtriCure, Inc.* 1,274 44,717
Avanos Medical, Inc.* 2,622 29,288
Axogen, Inc.* 871 11,401
Bioventus, Inc., Class A* 672 4,382
Boston Scientific Corp.* 162,434 17,042,575
Butterfly Network, Inc.* 16,886 28,875
Cerus Corp.* 6,758 8,650
ClearPoint Neuro, Inc.* 2,814 29,266
CONMED Corp. 1,377 70,434
Cooper Cos., Inc. (The)* 55,781 3,943,159
Dexcom, Inc.* 34,013 2,747,230
Electromed, Inc.* 1,714 31,212
Embecta Corp. 2,602 26,436
Enovis Corp.* 1,051 28,167
Glaukos Corp.* 1,207 103,911
Haemonetics Corp.* 1,312 97,141
ICU Medical, Inc.* 724 92,969
Integer Holdings Corp.* 956 103,736
Integra LifeSciences Holdings
Corp.* 1,615 21,221
iRadimed Corp. 773 45,097
iRhythm Technologies, Inc.* 923 129,386
Lantheus Holdings, Inc.* 2,186 155,621
LeMaitre Vascular, Inc. 1,020 82,865
LivaNova plc* 1,882 79,402
Medtronic plc 104,760 9,453,542
Merit Medical Systems, Inc.* 2,000 169,720
Neogen Corp.* 4,611 21,441
NeuroPace, Inc.* 428 3,642

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Novocure Ltd.* 2,871 33,218
Omnicell, Inc.* 1,069 33,150
OraSure Technologies, Inc.* 791 2,515
Orthofix Medical, Inc.* 910 10,046
Outset Medical, Inc.* 1,767 28,378
PROCEPT BioRobotics Corp.* 1,232 59,764
QuidelOrtho Corp.* 1,171 26,956
Semler Scientific, Inc.* 893 32,014
SI-BONE, Inc.* 906 15,429
Tactile Systems Technology,
Inc.* 2,451 24,461
Tandem Diabetes Care, Inc.* 1,837 28,621
TransMedics Group, Inc.* 971 115,520
Treace Medical Concepts,
Inc.* 1,594 8,560
UFP Technologies, Inc.* 280 63,389
Utah Medical Products, Inc. 570 31,692
Varex Imaging Corp.* 5,403 39,334
Zimmer Biomet Holdings, Inc. 53,060 4,862,949
66,266,513
Health Care Providers & Services 1.3%
AdaptHealth Corp., Class A* 3,182 28,543
Addus HomeCare Corp.* 516 55,099
AirSculpt Technologies, Inc.* 2,819 18,634
Alignment Healthcare, Inc.* 1,359 18,727
AMN Healthcare Services,
Inc.* 1,817 33,324
Astrana Health, Inc.* 907 21,641
Aveanna Healthcare Holdings,
Inc.* 6,784 26,933
BrightSpring Health Services,
Inc.* 1,251 25,833
Brookdale Senior Living, Inc.* 3,566 27,637
Cencora, Inc. 17,430 4,986,374
Cigna Group (The) 10,204 2,728,346
Clover Health Investments
Corp., Class A* 5,187 14,990
Community Health Systems,
Inc.* 3,449 8,967
Concentra Group Holdings
Parent, Inc. 4,117 82,217
CorVel Corp.* 1,063 94,182
CVS Health Corp. 33,252 2,064,949
DocGo, Inc.* 4,297 5,844
Encompass Health Corp. 5,323 586,116
Enhabit, Inc.* 1,246 8,373
Ensign Group, Inc. (The) 1,865 279,750
GeneDx Holdings Corp., Class
A* 399 40,678
Guardant Health, Inc.* 3,433 140,684
HealthEquity, Inc.* 2,639 255,983
Hims & Hers Health, Inc.* 6,364 421,170
LifeStance Health Group, Inc.* 2,177 8,664
McKesson Corp. 5,465 3,790,196
National HealthCare Corp. 675 64,820
National Research Corp. 1,944 24,300
NeoGenomics, Inc.* 2,616 12,661
Nutex Health, Inc.* 448 37,995
Oncology Institute, Inc. (The)* 4,373 16,049
Option Care Health, Inc.* 6,284 184,435
Owens & Minor, Inc.* 3,366 23,326
Common Stocks
Shares Value ($)
Health Care Providers & Services
Pediatrix Medical Group, Inc.* 2,792 34,202
Pennant Group, Inc. (The)* 842 18,667
Premier, Inc., Class A 4,551 97,755
Privia Health Group, Inc.* 2,549 49,757
Progyny, Inc.* 2,122 49,888
Quest Diagnostics, Inc. 14,285 2,391,452
RadNet, Inc.* 12,321 674,328
Select Medical Holdings Corp. 5,250 77,648
Surgery Partners, Inc.* 2,080 45,656
Talkspace, Inc.* 10,396 25,262
Tenet Healthcare Corp.* 13,252 2,137,283
UnitedHealth Group, Inc. 52,833 13,185,003
US Physical Therapy, Inc. 522 38,184
34,962,525
Health Care REITs 0.4%
American Healthcare REIT,
Inc. 3,109 120,132
CareTrust REIT, Inc. 6,045 192,231
Diversified Healthcare Trust 2,951 9,650
LTC Properties, Inc. 2,183 74,309
National Health Investors, Inc. 1,712 119,600
Sabra Health Care REIT, Inc. 8,622 155,455
Sila Realty Trust, Inc. 1,299 31,747
Strawberry Fields REIT, Inc. 1,433 14,703
Universal Health Realty
Income Trust 1,143 44,337
Ventas, Inc. 160,813 10,803,417
11,565,581
Health Care Technology 0.1%
Claritev Corp.* 361 14,393
Definitive Healthcare Corp.,
Class A* 5,164 20,140
Doximity, Inc., Class A* 15,736 924,490
Evolent Health, Inc., Class A* 1,375 13,819
HealthStream, Inc. 1,744 45,623
OptimizeRx Corp.* 1,457 18,387
Phreesia, Inc.* 1,411 38,041
Schrodinger, Inc.* 1,485 30,190
Teladoc Health, Inc.* 6,101 43,988
Waystar Holding Corp.* 26,829 992,136
2,141,207
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 9,030 106,103
Braemar Hotels & Resorts, Inc. 5,716 12,575
DiamondRock Hospitality Co. 8,815 68,052
RLJ Lodging Trust 6,357 47,042
Ryman Hospitality Properties,
Inc. 2,240 212,934
Service Properties Trust 10,111 26,592
Xenia Hotels & Resorts, Inc. 1,495 19,001
492,299
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.,
Class A* 3,457 44,457
BJ's Restaurants, Inc.* 829 29,372
Bloomin' Brands, Inc. 4,086 37,223
Booking Holdings, Inc. 1,361 7,491,026
Brightstar Lottery plc 1,526 22,646
Brinker International, Inc.* 1,344 211,814
Carnival Corp.* 192,513 5,731,112

56 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cheesecake Factory, Inc.
(The) 2,325 148,591
Cracker Barrel Old Country
Store, Inc. 549 34,038
Darden Restaurants, Inc. 17,687 3,566,937
Dave & Buster's
Entertainment, Inc.* 637 18,626
Dine Brands Global, Inc. 171 3,866
Domino's Pizza, Inc. 11,596 5,371,383
DraftKings, Inc., Class A* 95,041 4,280,647
El Pollo Loco Holdings, Inc.* 1,447 14,904
Genius Sports Ltd.* 5,801 65,261
Hilton Grand Vacations, Inc.* 1,686 75,567
Kura Sushi USA, Inc., Class A* 422 37,026
Las Vegas Sands Corp. 41,583 2,178,949
Life Time Group Holdings,
Inc.* 4,921 141,331
Lindblad Expeditions Holdings,
Inc.* 2,855 34,117
McDonald's Corp. 62,273 18,686,259
Monarch Casino & Resort, Inc. 734 75,573
Nathan's Famous, Inc. 320 30,400
Papa John's International, Inc. 353 14,971
Portillo's, Inc., Class A* 2,468 24,581
Potbelly Corp.* 1,468 17,660
Red Rock Resorts, Inc., Class
A 1,458 89,448
Rush Street Interactive, Inc.* 2,325 46,872
Sabre Corp.* 13,758 41,687
Serve Robotics, Inc.* 3,929 40,037
Shake Shack, Inc., Class A* 1,441 173,410
Six Flags Entertainment Corp.* 2,112 63,276
Starbucks Corp. 47,809 4,262,650
Super Group SGHC Ltd. 6,617 71,133
Sweetgreen, Inc., Class A* 4,496 57,909
Target Hospitality Corp.* 1,673 12,698
Texas Roadhouse, Inc., Class
A 32,342 5,987,474
United Parks & Resorts, Inc.* 425 20,115
Wynn Resorts Ltd. 55,101 6,007,662
65,262,708
Household Durables 0.4%
Bassett Furniture Industries,
Inc. 865 13,684
Cavco Industries, Inc.* 327 132,000
Century Communities, Inc. 605 34,055
Champion Homes, Inc.* 1,576 95,978
DR Horton, Inc. 45,056 6,435,799
Ethan Allen Interiors, Inc. 546 16,254
Flexsteel Industries, Inc. 305 10,373
Green Brick Partners, Inc.* 1,091 67,577
Hamilton Beach Brands
Holding Co., Class A 210 3,270
Helen of Troy Ltd.* 96 2,110
Hovnanian Enterprises, Inc.,
Class A* 194 23,177
Installed Building Products,
Inc. 770 155,763
KB Home 2,050 113,283
La-Z-Boy, Inc. 1,232 44,315
Lennar Corp., Class A 11,564 1,297,250
Common Stocks
Shares Value ($)
Household Durables
LGI Homes, Inc.* 138 7,351
Lovesac Co. (The)* 2,363 42,558
M/I Homes, Inc.* 952 114,421
Meritage Homes Corp. 1,655 111,448
Sonos, Inc.* 4,492 48,559
Taylor Morrison Home Corp.,
Class A* 3,580 212,222
Toll Brothers, Inc. 14,623 1,730,778
Tri Pointe Homes, Inc.* 3,582 110,326
10,822,551
Household Products 0.6%
Central Garden & Pet Co.,
Class A* 1,272 45,181
Colgate-Palmolive Co. 143,216 12,008,662
Energizer Holdings, Inc. 3,308 74,496
Oil-Dri Corp. of America 589 33,220
Procter & Gamble Co. (The) 28,628 4,307,655
WD-40 Co. 528 113,203
16,582,417
Independent Power and Renewable Electricity Producers
0.5%
Montauk Renewables, Inc.* 16,112 34,963
Ormat Technologies, Inc. 1,569 140,284
Sunnova Energy International,
Inc.* 7,682 8
Talen Energy Corp.* 2,721 1,027,368
Vistra Corp. 57,071 11,901,586
13,104,209
Industrial Conglomerates 0.7%
3M Co. 60,543 9,034,227
Brookfield Business Corp.,
Class A 938 28,853
Honeywell International, Inc. 39,935 8,879,547
17,942,627
Industrial REITs 0.2%
Americold Realty Trust, Inc. 136,790 2,199,583
Industrial Logistics Properties
Trust 4,847 25,786
Innovative Industrial
Properties, Inc. 1,216 62,867
LXP Industrial Trust 9,566 74,232
Plymouth Industrial REIT, Inc. 1,444 20,967
Prologis, Inc. 30,059 3,209,700
Terreno Realty Corp. 2,171 120,469
5,713,604
Insurance 2.9%
Allstate Corp. (The) 61,332 12,465,729
American International Group,
Inc. 134,011 10,403,274
AMERISAFE, Inc. 244 10,926
Aon plc, Class A 59,863 21,293,868
Baldwin Insurance Group, Inc.
(The), Class A* 1,109 40,856
CNO Financial Group, Inc. 4,511 166,185
Donegal Group, Inc., Class A 1,722 29,532
Employers Holdings, Inc. 1,684 69,516
Fidelis Insurance Holdings Ltd. 2,626 39,679
Genworth Financial, Inc.,
Class A* 10,715 84,220

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Insurance
Globe Life, Inc. 23,970 3,367,066
Goosehead Insurance, Inc.,
Class A 611 55,546
Greenlight Capital Re Ltd.,
Class A* 3,391 44,083
Hamilton Insurance Group
Ltd., Class B* 2,496 53,639
HCI Group, Inc. 326 45,653
Heritage Insurance Holdings,
Inc.* 358 7,550
Hippo Holdings, Inc.* 282 7,287
Horace Mann Educators Corp. 2,028 86,251
Investors Title Co. 175 36,963
Lemonade, Inc.* 1,434 54,033
Marsh & McLennan Cos., Inc. 31,923 6,359,062
Mercury General Corp. 1,219 84,416
MetLife, Inc. 43,537 3,306,635
Oscar Health, Inc., Class A* 5,963 83,780
Palomar Holdings, Inc.* 678 89,828
Root, Inc., Class A* 371 44,902
Safety Insurance Group, Inc. 582 40,944
Selective Insurance Group,
Inc. 1,696 132,237
SiriusPoint Ltd.* 1,533 30,062
Skyward Specialty Insurance
Group, Inc.* 1,150 58,167
Stewart Information Services
Corp. 830 53,892
Tiptree, Inc., Class A 584 12,136
Travelers Cos., Inc. (The) 27,352 7,118,084
Trupanion, Inc.* 660 31,291
United Fire Group, Inc. 527 13,992
Universal Insurance Holdings,
Inc. 2,033 48,060
Unum Group 171,425 12,310,029
78,179,373
Interactive Media & Services 6.8%
Alphabet, Inc., Class A 334,432 64,177,501
Alphabet, Inc., Class C 187,156 36,094,906
Arena Group Holdings, Inc.
(The)* 2,931 17,908
Bumble, Inc., Class A* 5,489 42,704
Cargurus, Inc., Class A* 3,320 108,962
Cars.com, Inc.* 2,994 38,533
EverQuote, Inc., Class A* 575 14,139
fuboTV, Inc.* 6,974 27,757
Grindr, Inc.* 2,403 42,004
Match Group, Inc. 55,781 1,911,615
MediaAlpha, Inc., Class A* 1,523 15,260
Meta Platforms, Inc., Class A 105,891 81,900,335
Shutterstock, Inc. 855 16,382
Teads Holding Co.* 3,434 8,688
Travelzoo* 1,217 12,158
TripAdvisor, Inc.* 891 15,584
Vimeo, Inc.* 3,045 11,541
Yelp, Inc., Class A* 2,735 94,166
Ziff Davis, Inc.* 1,647 51,255
ZipRecruiter, Inc., Class A* 764 3,209
184,604,607
IT Services 0.5%
Applied Digital Corp.* 5,273 69,287
Common Stocks
Shares Value ($)
IT Services
ASGN, Inc.* 2,022 101,383
BigBear.ai Holdings, Inc.* 8,686 55,156
DigitalOcean Holdings, Inc.* 1,846 51,430
Fastly, Inc., Class A* 1,414 9,601
Gartner, Inc.* 13,836 4,685,561
Hackett Group, Inc. (The) 1,789 41,845
Information Services Group,
Inc. 8,003 34,493
Snowflake, Inc., Class A* 31,108 6,952,638
TSS, Inc.* 723 19,666
Unisys Corp.* 3,433 14,178
VTEX, Class A* 2,369 14,143
Wix.com Ltd.* 6,932 942,960
12,992,341
Leisure Products 0.0%
†
Acushnet Holdings Corp. 1,072 85,353
Escalade, Inc. 758 9,316
Funko, Inc., Class A* 7,655 29,395
JAKKS Pacific, Inc. 566 10,024
Latham Group, Inc.* 1,171 7,939
Peloton Interactive, Inc., Class
A* 10,376 74,085
Polaris, Inc. 1,026 54,286
Sturm Ruger & Co., Inc. 889 30,368
Topgolf Callaway Brands
Corp.* 5,025 46,481
347,247
Life Sciences Tools & Services 0.9%
10X Genomics, Inc., Class A* 5,118 68,837
Adaptive Biotechnologies
Corp.* 3,803 38,943
Agilent Technologies, Inc. 14,966 1,718,246
Avantor, Inc.* 36,581 491,649
Azenta, Inc.* 493 16,121
BioLife Solutions, Inc.* 976 20,750
Codexis, Inc.* 5,502 14,745
Cytek Biosciences, Inc.* 1,665 5,994
Danaher Corp. 24,489 4,828,251
Fortrea Holdings, Inc.* 9,457 54,283
Ginkgo Bioworks Holdings,
Inc.* 3,273 43,007
IQVIA Holdings, Inc.* 9,524 1,770,131
Mesa Laboratories, Inc. 350 26,768
Mettler-Toledo International,
Inc.* 3,739 4,612,730
Niagen Bioscience, Inc.* 297 2,777
Quanterix Corp.* 5,694 33,822
Quantum-Si, Inc.* 17,975 26,603
Thermo Fisher Scientific, Inc. 12,925 6,044,764
West Pharmaceutical
Services, Inc. 18,634 4,458,371
24,276,792
Machinery 1.9%
3D Systems Corp.* 7,430 12,111
Alamo Group, Inc. 281 62,545
Albany International Corp.,
Class A 1,251 67,792
Astec Industries, Inc. 728 28,873
Atmus Filtration Technologies,
Inc. 2,057 80,038

58 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Machinery
Blue Bird Corp.* 1,317 58,988
Caterpillar, Inc. 33,698 14,760,398
Chart Industries, Inc.* 1,300 258,479
Columbus McKinnon Corp. 2,348 34,398
Deere & Co. 10,884 5,707,243
Eastern Co. (The) 474 10,926
Enerpac Tool Group Corp.,
Class A 2,461 94,773
Enpro, Inc. 563 119,587
ESCO Technologies, Inc. 637 123,387
Federal Signal Corp. 2,153 272,505
Franklin Electric Co., Inc. 1,683 158,118
Gorman-Rupp Co. (The) 1,406 57,871
Greenbrier Cos., Inc. (The) 739 33,625
Helios Technologies, Inc. 225 8,255
Hillenbrand, Inc. 2,733 56,600
Hillman Solutions Corp.* 2,387 18,833
IDEX Corp. 30,279 4,950,919
Ingersoll Rand, Inc. 29,931 2,533,061
ITT, Inc. 39,863 6,775,116
JBT Marel Corp. 1,105 152,269
Kadant, Inc. 359 119,464
Kennametal, Inc. 3,709 91,835
Lindsay Corp. 366 49,963
Luxfer Holdings plc 2,508 30,146
Microvast Holdings, Inc.* 5,031 15,948
Mueller Water Products, Inc.,
Class A 5,792 143,410
Omega Flex, Inc. 440 14,036
Palladyne AI Corp.* 1,317 10,773
Parker-Hannifin Corp. 11,564 8,463,692
Proto Labs, Inc.* 540 23,285
REV Group, Inc. 2,451 121,447
Richtech Robotics, Inc., Class
B* 15,600 29,640
SPX Technologies, Inc.* 1,170 213,396
Standex International Corp. 324 53,376
Stanley Black & Decker, Inc.
(a) 78,731 5,326,152
Tennant Co. 554 45,727
Terex Corp. 1,991 101,262
Trinity Industries, Inc. 2,028 47,252
Wabash National Corp. 1,708 17,012
Watts Water Technologies,
Inc., Class A 995 261,008
Worthington Enterprises, Inc. 504 31,233
51,646,767
Marine Transportation 0.0%
†
Costamare, Inc. 2,989 30,159
Golden Ocean Group Ltd. 1,752 14,297
Matson, Inc. 1,244 132,834
177,290
Media 0.3%
AMC Networks, Inc., Class A* 619 3,708
Cable One, Inc. 245 31,355
EchoStar Corp., Class A* 3,167 103,213
EW Scripps Co. (The), Class
A* 2,039 6,097
Gambling.com Group Ltd.* 1,113 11,764
Gray Media, Inc. 6,034 27,213
Ibotta, Inc., Class A* 243 8,833
Common Stocks
Shares Value ($)
Media
iHeartMedia, Inc., Class A* 13,037 24,379
John Wiley & Sons, Inc., Class
A 2,156 83,222
Magnite, Inc.* 3,395 78,119
National CineMedia, Inc. 6,472 31,130
New York Times Co. (The),
Class A 55,527 2,881,296
Nexxen International Ltd.* 3,189 32,783
Omnicom Group, Inc. 71,470 5,149,414
PubMatic, Inc., Class A* 731 8,779
Scholastic Corp. 1,128 27,828
TEGNA, Inc. 8,229 137,424
Thryv Holdings, Inc.* 746 9,817
Townsquare Media, Inc., Class
A 3,050 21,015
8,677,389
Metals & Mining 0.5%
Agnico Eagle Mines Ltd. 22,182 2,758,554
Alpha Metallurgical Resources,
Inc.* 385 45,457
Ascent Industries Co.* 1,230 15,781
Caledonia Mining Corp. plc 2,151 42,353
Century Aluminum Co.* 2,001 42,381
Coeur Mining, Inc.* 19,984 173,661
Commercial Metals Co. 4,498 233,266
Compass Minerals
International, Inc.* 1,090 21,724
Constellium SE, Class A* 2,833 38,840
Contango ORE, Inc.* 809 15,080
Critical Metals Corp.* 3,871 14,594
Freeport-McMoRan, Inc. 79,590 3,202,702
Hecla Mining Co. 19,406 111,390
Idaho Strategic Resources,
Inc.* 799 13,104
Ivanhoe Electric, Inc.* 2,324 22,217
Kaiser Aluminum Corp. 142 10,978
Materion Corp. 470 49,491
Metallus, Inc.* 348 5,498
Novagold Resources, Inc.* 7,846 40,721
Nucor Corp. 16,530 2,364,947
Perpetua Resources Corp.* 1,365 20,611
Ramaco Resources, Inc.,
Class A 1,278 26,007
Ryerson Holding Corp. 852 17,551
SSR Mining, Inc.* 6,666 79,659
Steel Dynamics, Inc.(a) 39,245 5,006,092
SunCoke Energy, Inc. 4,456 32,930
United States Antimony Corp.* 4,465 13,663
Vox Royalty Corp. 5,015 15,898
Warrior Met Coal, Inc. 1,402 72,035
Worthington Steel, Inc. 747 22,798
14,529,983
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Advanced Flower Capital, Inc. 1,539 6,787
Apollo Commercial Real
Estate Finance, Inc. 7,161 68,889
Arbor Realty Trust, Inc. 7,099 79,225
Ares Commercial Real Estate
Corp. 3,717 16,615
ARMOUR Residential REIT,
Inc. 1,923 31,364

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust,
Inc., Class A 4,930 91,106
BrightSpire Capital, Inc., Class
A 5,538 28,687
Chicago Atlantic Real Estate
Finance, Inc. 1,715 22,278
Chimera Investment Corp. 1,936 25,884
Claros Mortgage Trust, Inc. 3,154 8,989
Dynex Capital, Inc. 2,528 31,448
Franklin BSP Realty Trust, Inc. 3,424 34,582
KKR Real Estate Finance
Trust, Inc. 4,246 38,384
Ladder Capital Corp., Class A 5,715 62,408
Lument Finance Trust, Inc. 7,452 16,096
MFA Financial, Inc. 1,240 11,272
Ready Capital Corp. 11,581 48,756
Seven Hills Realty Trust 2,340 24,079
Starwood Property Trust, Inc. 144,895 2,819,657
TPG RE Finance Trust, Inc. 4,659 40,533
Two Harbors Investment Corp. 2,932 28,587
3,535,626
Multi-Utilities 0.5%
Avista Corp. 3,200 119,360
Black Hills Corp. 2,504 144,681
CenterPoint Energy, Inc. 77,638 3,013,907
CMS Energy Corp. 78,116 5,764,961
Northwestern Energy Group,
Inc. 1,335 71,690
Public Service Enterprise
Group, Inc. 17,006 1,526,969
Sempra 29,931 2,444,764
Unitil Corp. 387 19,961
13,106,293
Office REITs 0.0%
†
Brandywine Realty Trust 5,289 21,156
COPT Defense Properties 5,021 136,973
Douglas Emmett, Inc. 4,216 63,915
Easterly Government
Properties, Inc., Class A 1,336 29,392
Empire State Realty Trust,
Inc., Class A 4,975 36,019
Hudson Pacific Properties,
Inc.* 12,552 30,752
JBG SMITH Properties 1,449 30,690
NET Lease Office Properties* 1,597 53,004
Paramount Group, Inc.* 4,964 30,380
Peakstone Realty Trust 2,572 34,979
Piedmont Realty Trust, Inc.,
Class A 7,421 56,103
Postal Realty Trust, Inc., Class
A 3,257 44,653
568,016
Oil, Gas & Consumable Fuels 3.0%
Ardmore Shipping Corp. 2,703 29,409
Berry Corp. 5,389 16,275
California Resources Corp. 2,516 121,221
Calumet, Inc.* 990 15,781
Centrus Energy Corp., Class
A* 426 91,760
Cheniere Energy, Inc. 6,832 1,611,532
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp. 102,575 15,554,473
Clean Energy Fuels Corp.* 6,091 12,365
CNX Resources Corp.* 4,948 149,974
Comstock Resources, Inc.* 1,153 20,604
ConocoPhillips 94,652 9,024,122
Crescent Energy Co., Class A 2,211 20,430
CVR Energy, Inc. 540 14,461
Delek US Holdings, Inc. 2,426 54,270
DHT Holdings, Inc. 6,792 75,323
Diamondback Energy, Inc. 12,245 1,820,342
Diversified Energy Co. plc
Reg. S 1,040 15,662
Dorian LPG Ltd. 1,549 44,596
DT Midstream, Inc. 10,359 1,064,180
Energy Fuels, Inc.* 5,343 48,568
EOG Resources, Inc. 27,891 3,347,478
EQT Corp. 40,899 2,198,321
Excelerate Energy, Inc., Class
A 1,284 32,947
Exxon Mobil Corp. 241,688 26,982,048
FLEX LNG Ltd. 2,173 54,477
Golar LNG Ltd. 2,677 110,185
Green Plains, Inc.* 1,020 8,435
Gulfport Energy Corp.* 435 75,747
Hess Midstream LP, Class A 17,687 769,915
International Seaways, Inc. 1,807 72,099
Kinetik Holdings, Inc., Class A 974 42,252
Kosmos Energy Ltd.* 12,123 26,064
Lightbridge Corp.* 1,112 14,990
Magnolia Oil & Gas Corp.,
Class A 6,917 164,763
Murphy Oil Corp. 5,156 127,920
Navigator Holdings Ltd. 2,049 32,313
New Fortress Energy, Inc.* 10,859 29,591
NextDecade Corp.* 4,254 48,325
Nordic American Tankers Ltd. 3,700 10,323
Northern Oil & Gas, Inc. 1,972 55,532
Ovintiv, Inc. 69,827 2,875,476
Par Pacific Holdings, Inc.* 1,665 52,248
PBF Energy, Inc., Class A 2,830 63,958
Phillips 66 72,540 8,964,493
PrimeEnergy Resources
Corp.* 176 29,668
REX American Resources
Corp.* 118 6,169
Riley Exploration Permian, Inc. 1,096 28,759
Sable Offshore Corp.* 2,257 69,222
SandRidge Energy, Inc. 1,103 11,460
Scorpio Tankers, Inc. 2,150 97,201
SFL Corp. Ltd. 2,019 18,534
Shell plc, ADR 13,023 940,391
Sitio Royalties Corp., Class A 2,077 37,739
SM Energy Co. 3,867 106,691
Talos Energy, Inc.* 2,247 19,212
Targa Resources Corp. 6,989 1,163,039
Teekay Corp. Ltd. 6,945 50,004
Teekay Tankers Ltd., Class A 1,083 45,865
Uranium Energy Corp.* 11,790 102,219
VAALCO Energy, Inc. 8,641 32,145
Vital Energy, Inc.* 985 18,410
Vitesse Energy, Inc. 1,687 40,370
W&T Offshore, Inc. 10,395 18,399

60 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 38,819 2,327,199
World Kinect Corp. 2,002 54,595
81,182,539
Paper & Forest Products 0.0%
†
Sylvamo Corp. 1,607 74,034
Passenger Airlines 0.3%
Allegiant Travel Co.* 426 21,999
Delta Air Lines, Inc. 41,026 2,182,994
JetBlue Airways Corp.* 7,476 33,193
Joby Aviation, Inc.* 14,335 238,821
SkyWest, Inc.* 1,493 173,128
Sun Country Airlines Holdings,
Inc.* 1,939 22,473
United Airlines Holdings, Inc.* 77,003 6,800,135
9,472,743
Personal Care Products 0.4%
BellRing Brands, Inc.* 34,348 1,874,714
Edgewell Personal Care Co. 2,174 54,850
Herbalife Ltd.* 2,423 22,292
Interparfums, Inc. 599 72,239
Kenvue, Inc. 241,317 5,173,836
Lifevantage Corp. 1,198 15,035
Nu Skin Enterprises, Inc.,
Class A 4,144 34,727
Unilever plc, ADR-UK 63,264 3,696,515
10,944,208
Pharmaceuticals 2.3%
Amneal Pharmaceuticals, Inc.* 8,124 63,530
Amphastar Pharmaceuticals,
Inc.* 1,006 21,076
ANI Pharmaceuticals, Inc.* 279 17,675
AstraZeneca plc, ADR-UK 109,670 8,015,780
Axsome Therapeutics, Inc.* 1,159 117,499
Biote Corp., Class A* 2,676 10,891
Bristol-Myers Squibb Co. 66,335 2,872,969
Collegium Pharmaceutical,
Inc.* 1,838 54,883
CorMedix, Inc.* 710 8,286
Crinetics Pharmaceuticals,
Inc.* 2,163 61,840
Edgewise Therapeutics, Inc.* 3,406 48,570
Eli Lilly & Co. 40,132 29,700,489
Esperion Therapeutics, Inc.* 12,356 17,546
Evolus, Inc.* 2,720 24,262
Fulcrum Therapeutics, Inc.* 1,788 12,033
Harmony Biosciences
Holdings, Inc.* 1,428 50,237
Harrow, Inc.* 1,221 38,779
Indivior plc* 3,996 80,719
Innoviva, Inc.* 3,730 67,774
Johnson & Johnson 90,032 14,831,872
LENZ Therapeutics, Inc.* 578 17,207
Ligand Pharmaceuticals, Inc.* 476 62,632
Liquidia Corp.* 1,853 34,633
MBX Biosciences, Inc.* 1,671 22,141
Merck & Co., Inc. 68,026 5,314,191
Mind Medicine MindMed, Inc.* 2,326 21,143
Novo Nordisk A/S, ADR-DK 7,085 333,491
Nuvation Bio, Inc.* 4,822 11,380
Ocular Therapeutix, Inc.* 3,498 40,507
Common Stocks
Shares Value ($)
Pharmaceuticals
Omeros Corp.* 2,727 10,553
Pacira BioSciences, Inc.* 1,320 27,839
Phathom Pharmaceuticals,
Inc.* 1,881 16,064
Phibro Animal Health Corp.,
Class A 1,677 44,440
Prestige Consumer
Healthcare, Inc.* 2,123 156,996
SIGA Technologies, Inc. 3,132 20,703
Supernus Pharmaceuticals,
Inc.* 2,410 84,591
Tarsus Pharmaceuticals, Inc.* 925 35,908
Terns Pharmaceuticals, Inc.* 7,937 46,273
Trevi Therapeutics, Inc.* 542 4,013
WaVe Life Sciences Ltd.* 2,683 21,732
Xeris Biopharma Holdings,
Inc.* 3,023 15,387
62,458,534
Professional Services 0.8%
Alight, Inc., Class A 7,300 39,128
Barrett Business Services, Inc. 1,257 57,784
BlackSky Technology, Inc.* 877 16,873
Booz Allen Hamilton Holding
Corp., Class A 52,736 5,660,155
CACI International, Inc., Class
A* 7,515 3,461,184
CBIZ, Inc.* 930 56,842
CRA International, Inc. 383 67,661
CSG Systems International,
Inc. 1,366 85,320
Exponent, Inc. 1,171 80,752
Heidrick & Struggles
International, Inc. 1,303 58,023
Huron Consulting Group, Inc.* 814 107,513
IBEX Holdings Ltd.* 1,614 47,726
ICF International, Inc. 797 66,860
Innodata, Inc.* 1,113 61,104
Insperity, Inc. 747 44,506
Jacobs Solutions, Inc. 22,544 3,198,317
Kforce, Inc. 997 34,745
Korn Ferry 2,160 153,079
Legalzoom.com, Inc.* 1,747 15,706
Maximus, Inc. 2,264 167,219
Planet Labs PBC* 5,867 36,669
Resolute Holdings
Management, Inc.* 381 15,442
Skillsoft Corp.* 1,029 14,674
Spire Global, Inc.* 1,132 11,354
TransUnion 47,331 4,505,438
TriNet Group, Inc. 636 43,127
TTEC Holdings, Inc.* 1,395 6,947
Upwork, Inc.* 2,519 30,127
Verisk Analytics, Inc., Class A 8,843 2,464,633
Verra Mobility Corp., Class A* 5,394 136,252
Willdan Group, Inc.* 197 16,804
WNS Holdings Ltd.* 1,318 98,573
20,860,537
Real Estate Management & Development 0.0%
†
Anywhere Real Estate, Inc.* 9,365 43,266
Compass, Inc., Class A* 9,622 76,399
Cushman & Wakefield plc* 8,401 102,408

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Real Estate Management & Development
eXp World Holdings, Inc. 3,001 32,351
Newmark Group, Inc., Class A 6,147 93,250
RE/MAX Holdings, Inc., Class
A* 5,321 40,918
Real Brokerage, Inc. (The)* 3,285 12,976
RMR Group, Inc. (The), Class
A 2,183 35,059
St Joe Co. (The) 1,049 52,975
489,602
Residential REITs 0.7%
Apartment Investment and
Management Co., Class A 5,796 48,744
AvalonBay Communities, Inc. 27,295 5,084,513
Camden Property Trust 44,524 4,862,021
Centerspace 460 25,038
Elme Communities 3,788 57,123
Equity LifeStyle Properties,
Inc. 110,204 6,603,424
Equity Residential 17,713 1,119,462
Independence Realty Trust,
Inc. 6,426 107,764
Invitation Homes, Inc. 43,927 1,346,362
NexPoint Residential Trust,
Inc. 1,497 46,676
Veris Residential, Inc. 1,904 26,808
19,327,935
Retail REITs 0.0%
†
Acadia Realty Trust 1,270 23,775
Alexander's, Inc. 210 52,750
CBL & Associates Properties,
Inc. 2,536 68,624
Curbline Properties Corp. 1,321 29,194
Getty Realty Corp. 2,542 70,642
InvenTrust Properties Corp. 2,619 72,206
Kite Realty Group Trust 5,255 115,505
Macerich Co. (The) 6,840 114,296
NETSTREIT Corp. 1,857 33,853
Phillips Edison & Co., Inc. 3,507 118,502
Tanger, Inc. 4,766 143,075
Urban Edge Properties 4,081 80,477
Whitestone REIT 3,967 48,358
971,257
Semiconductors & Semiconductor Equipment 11.6%
ACM Research, Inc., Class A* 2,039 61,904
Alpha & Omega
Semiconductor Ltd.* 1,406 35,811
Ambarella, Inc.* 921 60,869
Analog Devices, Inc. 38,589 8,668,247
ASML Holding NV
(Registered), ADR-NL 2,482 1,724,270
Axcelis Technologies, Inc.* 1,171 79,265
Broadcom, Inc. 217,003 63,733,781
Cohu, Inc.* 668 11,931
Credo Technology Group
Holding Ltd.* 4,515 503,648
Diodes, Inc.* 1,133 55,936
FormFactor, Inc.* 2,627 74,633
Ichor Holdings Ltd.* 1,366 27,033
Impinj, Inc.* 666 102,950
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
indie Semiconductor, Inc.,
Class A* 3,162 12,363
KLA Corp. 11,169 9,817,886
Kulicke & Soffa Industries, Inc. 2,323 76,102
Lam Research Corp. 74,311 7,047,655
Marvell Technology, Inc. 64,375 5,173,819
MaxLinear, Inc., Class A* 2,286 36,165
Micron Technology, Inc. 44,827 4,892,419
Navitas Semiconductor Corp.,
Class A* 5,077 37,214
NVE Corp. 519 32,868
NVIDIA Corp. 1,083,211 192,670,741
PDF Solutions, Inc.* 329 7,314
Penguin Solutions, Inc.* 1,656 39,032
Photronics, Inc.* 2,993 60,938
Power Integrations, Inc. 2,132 103,445
QUALCOMM, Inc. 35,524 5,213,502
Rambus, Inc.* 3,908 288,918
Rigetti Computing, Inc.* 8,798 127,571
Semtech Corp.* 2,664 136,130
Silicon Laboratories, Inc.* 946 124,654
SiTime Corp.* 580 117,653
Synaptics, Inc.* 863 54,110
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 26,938 6,508,760
Texas Instruments, Inc. 51,700 9,360,802
Ultra Clean Holdings, Inc.* 1,072 24,141
Veeco Instruments, Inc.* 768 15,959
317,120,439
Software 11.8%
8x8, Inc.* 5,855 11,359
A10 Networks, Inc. 4,289 79,003
ACI Worldwide, Inc.* 3,872 164,792
Adeia, Inc. 5,405 69,995
Agilysys, Inc.* 713 81,339
Alarm.com Holdings, Inc.* 1,665 90,959
Alkami Technology, Inc.* 1,313 29,267
Appian Corp., Class A* 704 19,437
AppLovin Corp., Class A* 16,499 6,446,159
Arteris, Inc.* 1,972 19,444
Asana, Inc., Class A* 2,599 38,153
Atlassian Corp., Class A* 26,874 5,153,896
AudioEye, Inc.* 1,146 14,680
Autodesk, Inc.* 23,809 7,216,746
AvePoint, Inc.* 3,389 64,662
Bit Digital, Inc.* 8,126 23,647
Bitdeer Technologies Group,
Class A* 4,710 60,712
Blackbaud, Inc.* 1,694 114,209
BlackLine, Inc.* 1,597 85,887
Blend Labs, Inc., Class A* 3,339 11,052
Box, Inc., Class A* 5,238 168,140
Braze, Inc., Class A* 748 20,847
C3.ai, Inc., Class A* 2,784 65,591
Cerence, Inc.* 3,371 28,991
Check Point Software
Technologies Ltd.* 21,768 4,053,202
Cipher Mining, Inc.* 12,850 70,161
Cleanspark, Inc.* 9,304 105,786
Clear Secure, Inc., Class A 4,092 120,346

62 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Software
Clearwater Analytics Holdings,
Inc., Class A* 5,432 110,052
Commvault Systems, Inc.* 1,508 286,445
Consensus Cloud Solutions,
Inc.* 1,802 36,364
Core Scientific, Inc.* 5,578 75,526
Crowdstrike Holdings, Inc.,
Class A* 15,646 7,112,202
Daily Journal Corp.* 34 13,586
Datadog, Inc., Class A*(a) 46,483 6,506,690
Digital Turbine, Inc.* 1,268 6,911
D-Wave Quantum, Inc.* 8,377 144,001
Dynatrace, Inc.* 100,211 5,272,101
Fair Isaac Corp.* 2,519 3,619,098
Freshworks, Inc., Class A* 4,555 59,169
Hut 8 Corp.* 4,063 86,258
I3 Verticals, Inc., Class A* 599 16,760
Intapp, Inc.* 1,061 42,493
InterDigital, Inc. 1,065 274,983
Intuit, Inc. 21,553 16,921,907
Jamf Holding Corp.* 581 4,613
Life360, Inc.* 238 18,228
LiveRamp Holdings, Inc.* 2,979 97,771
MARA Holdings, Inc.* 11,276 181,318
Meridianlink, Inc.* 351 5,609
Microsoft Corp. 353,648 188,671,208
Mitek Systems, Inc.* 1,671 15,072
Monday.com Ltd.* 21,171 5,552,942
N-able, Inc.* 950 7,676
NCR Voyix Corp.* 2,215 30,168
NextNav, Inc.* 1,959 28,974
Olo, Inc., Class A* 1,640 17,187
OneSpan, Inc. 3,397 50,106
Ooma, Inc.* 1,323 15,056
Oracle Corp. 62,424 15,841,338
Pagaya Technologies Ltd.,
Class A* 2,021 60,731
PagerDuty, Inc.* 1,754 28,274
Porch Group, Inc.* 2,644 33,367
Progress Software Corp. 1,927 92,650
Q2 Holdings, Inc.* 1,482 120,338
Qualys, Inc.* 1,287 171,261
Rapid7, Inc.* 1,249 26,379
Red Violet, Inc. 1,022 45,305
ReposiTrak, Inc. 1,793 29,549
Rezolve AI plc* 5,644 16,537
Riot Platforms, Inc.* 11,512 154,376
Salesforce, Inc. 80,728 20,854,464
Sapiens International Corp.
NV 2,010 55,094
SEMrush Holdings, Inc., Class
A* 1,039 9,309
ServiceNow, Inc.* 10,204 9,623,596
SoundHound AI, Inc., Class A* 11,633 120,169
Sprout Social, Inc., Class A* 587 10,067
SPS Commerce, Inc.* 1,231 134,013
Synopsys, Inc.* 13,043 8,262,349
Tenable Holdings, Inc.* 2,675 83,754
Terawulf, Inc.* 15,020 77,503
Tyler Technologies, Inc.* 10,329 6,037,920
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc., Class
B* 2,643 147,559
Verint Systems, Inc.* 2,591 55,137
Vertex, Inc., Class A* 1,115 36,985
Viant Technology, Inc., Class
A* 915 13,268
Workiva, Inc., Class A* 1,071 68,362
Yext, Inc.* 5,846 47,470
Zeta Global Holdings Corp.,
Class A* 5,452 85,324
322,051,384
Specialized REITs 0.4%
Farmland Partners, Inc. 1,403 14,689
Four Corners Property Trust,
Inc. 70,629 1,782,676
Outfront Media, Inc. 5,922 103,813
PotlatchDeltic Corp. 2,149 87,873
Smartstop Self Storage REIT,
Inc. 889 30,119
Uniti Group, Inc.* 6,239 33,191
VICI Properties, Inc., Class A 208,153 6,785,788
Weyerhaeuser Co. 48,585 1,217,054
10,055,203
Specialty Retail 2.5%
Abercrombie & Fitch Co.,
Class A* 1,352 129,819
Academy Sports & Outdoors,
Inc. 1,677 85,175
Advance Auto Parts, Inc. 1,812 96,163
American Eagle Outfitters, Inc. 6,152 66,442
Asbury Automotive Group,
Inc.* 616 136,826
Beyond, Inc.* 5,621 50,308
Boot Barn Holdings, Inc.* 1,073 184,449
Buckle, Inc. (The) 1,691 83,485
Build-A-Bear Workshop, Inc. 917 46,501
Caleres, Inc. 1,168 16,037
Camping World Holdings, Inc.,
Class A 545 7,543
Citi Trends, Inc.* 694 21,181
Designer Brands, Inc., Class A 8,846 24,946
EVgo, Inc., Class A* 4,180 14,086
Foot Locker, Inc.* 1,736 43,469
Genesco, Inc.* 1,062 25,552
Group 1 Automotive, Inc. 438 180,522
Home Depot, Inc. (The) 74,185 27,263,729
Lands' End, Inc.* 432 5,067
Lowe's Cos., Inc. 38,227 8,546,410
National Vision Holdings, Inc.* 2,347 56,938
O'Reilly Automotive, Inc.* 74,148 7,290,231
RealReal, Inc. (The)* 3,796 19,967
Revolve Group, Inc., Class A* 915 18,986
Sally Beauty Holdings, Inc.* 3,783 36,846
Signet Jewelers Ltd. 1,527 120,786
Sleep Number Corp.* 5,418 39,714
Sonic Automotive, Inc., Class
A 446 32,268
TJX Cos., Inc. (The) 122,098 15,204,864
Torrid Holdings, Inc.* 5,793 14,424
Ulta Beauty, Inc.* 7,483 3,853,820
Urban Outfitters, Inc.* 2,335 175,779

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Specialty Retail
Valvoline, Inc.* 63,969 2,254,907
Victoria's Secret & Co.* 1,725 32,430
Warby Parker, Inc., Class A* 85,382 2,044,899
Winmark Corp. 55 20,758
Zumiez, Inc.* 363 4,977
68,250,304
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc. 653,485 135,643,882
CompoSecure, Inc., Class A* 1,063 15,105
CPI Card Group, Inc.* 393 7,628
Dell Technologies, Inc., Class
C 28,572 3,791,219
Diebold Nixdorf, Inc.* 1,403 78,975
IonQ, Inc.* 6,083 242,529
Quantum Computing, Inc.* 3,245 48,156
Xerox Holdings Corp. 7,684 31,120
139,858,614
Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.* 3,307 60,154
Carter's, Inc. 1,048 25,404
Figs, Inc., Class A* 2,354 15,301
G-III Apparel Group Ltd.* 1,481 34,952
Hanesbrands, Inc.* 7,658 31,321
Kontoor Brands, Inc. 1,803 100,355
Movado Group, Inc. 974 15,107
NIKE, Inc., Class B 56,461 4,217,072
Steven Madden Ltd. 2,847 68,342
Superior Group of Cos., Inc. 1,464 14,128
Wolverine World Wide, Inc. 3,285 74,175
4,656,311
Tobacco 0.4%
Philip Morris International, Inc. 57,822 9,485,699
Turning Point Brands, Inc. 723 59,966
Universal Corp. 555 30,231
9,575,896
Trading Companies & Distributors 0.5%
Alta Equipment Group, Inc. 2,122 16,467
Boise Cascade Co. 1,544 129,403
DNOW, Inc.* 3,567 55,503
DXP Enterprises, Inc.* 333 37,716
Fastenal Co. 151,206 6,975,133
GATX Corp. 960 146,582
GMS, Inc.* 1,410 154,592
Herc Holdings, Inc. 991 115,759
Karat Packaging, Inc. 763 20,776
McGrath RentCorp 979 122,169
MRC Global, Inc.* 3,715 54,536
NPK International, Inc.* 1,564 14,107
Rush Enterprises, Inc., Class A 1,840 99,618
Rush Enterprises, Inc., Class
B 1,055 57,297
United Rentals, Inc. 4,762 4,204,560
Xometry, Inc., Class A* 776 25,096
12,229,314
Water Utilities 0.0%
†
American States Water Co. 1,002 73,737
Cadiz, Inc.* 5,122 16,288
California Water Service
Group 1,479 67,250
Common Stocks
Shares Value ($)
Water Utilities
Consolidated Water Co. Ltd. 774 22,516
H2O America 514 24,821
Middlesex Water Co. 837 43,189
Pure Cycle Corp.* 1,329 13,024
York Water Co. (The) 599 18,126
278,951
Wireless Telecommunication Services 0.3%
Gogo, Inc.* 1,604 25,439
Spok Holdings, Inc. 2,162 39,651
Telephone & Data Systems,
Inc. 2,501 97,639
Tingo Group, Inc.* 1,247 30
T-Mobile US, Inc. 31,292 7,460,326
7,623,085
Total Common Stocks
(cost $2,169,131,755) 2,648,610,660
Exchange Traded Funds 2.5%
Equity Funds  2.5%
iShares Russell 1000 ETF 40,104 13,930,525
iShares Russell 2000 ETF(a) 249,184 54,668,478
68,599,003
Total Exchange Traded Funds
(cost $61,389,380) 68,599,003
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Bluebird Bio, Inc., CVR*∞ 1,787 0
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
Inhibrx, Inc., CVR*^∞ 457 0
Poseida Therapeutics, Inc.,
CVR*∞ 3,119 0
Verve Therapeutics, Inc.,
CVR*∞ 2,006 0
0
Health Care Equipment & Supplies 0.0%
†
Paragon 28, Inc., CVR*∞ 679 0
Total Rights
(cost $0) 0
Warrants 0.0%
†
Number of
Warrants
Electrical Equipment 0.0%
†
Enovix Corp., expiring
10/1/2026* 749 3,498
Total Warrants
(cost $0) 3,498

64 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Repurchase Agreement 1.2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $33,416,062,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$34,084,390.(b) 33,412,034 33,412,034
Total Repurchase Agreement
(cost $33,412,034) 33,412,034
Total Investments
(cost $2,263,933,169) — 101.0% 2,750,625,195
Liabilities in excess of other assets — (1.0)% (28,227,154)
NET ASSETS — 100.0%
$ 2,722,398,041
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $74,786,882, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $33,412,034 and by $46,765,581 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
8/7/2025 - 8/15/2054, a total value of $80,177,615.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $33,412,034.
ADR American Depositary Receipt
CVR Contingent Value Rights
DE Germany
DK Denmark
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 65
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

66 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 56,086,470 $ – $ – $ 56,086,470
Air Freight & Logistics 99,982 – – 99,982
Automobile Components 5,982,392 – – 5,982,392
Automobiles 37,431,035 – – 37,431,035
Banks 112,333,108 – – 112,333,108
Beverages 27,382,836 – – 27,382,836
Biotechnology 33,368,664 – – 33,368,664
Broadline Retail 101,549,810 – – 101,549,810
Building Products 11,430,327 – – 11,430,327
Capital Markets 79,637,780 – – 79,637,780
Chemicals 35,699,108 – – 35,699,108
Commercial Services & Supplies 8,449,647 – – 8,449,647
Communications Equipment 9,731,418 – – 9,731,418
Construction & Engineering 1,821,979 – – 1,821,979
Construction Materials 4,483,584 – – 4,483,584
Consumer Finance 17,718,180 – – 17,718,180
Consumer Staples Distribution & Retail 46,594,174 – – 46,594,174
Containers & Packaging 5,637,548 – – 5,637,548
Distributors 34,605 – – 34,605
Diversified Consumer Services 1,011,449 – – 1,011,449
Diversified REITs 481,352 – – 481,352
Diversified Telecommunication Services 7,610,357 – – 7,610,357
Electric Utilities 34,945,758 – – 34,945,758
Electrical Equipment 42,598,095 2 – 42,598,097
Electronic Equipment, Instruments &
Components 16,602,650 – – 16,602,650
Energy Equipment & Services 3,604,354 – – 3,604,354
Entertainment 67,516,037 – – 67,516,037
Financial Services 107,776,632 – – 107,776,632
Food Products 7,583,093 – – 7,583,093
Gas Utilities 5,688,027 – – 5,688,027
Ground Transportation 22,741,354 – – 22,741,354
Health Care Equipment & Supplies 66,266,513 – – 66,266,513
Health Care Providers & Services 34,962,525 – – 34,962,525
Health Care REITs 11,565,581 – – 11,565,581
Health Care Technology 2,141,207 – – 2,141,207
Hotel & Resort REITs 492,299 – – 492,299
Hotels, Restaurants & Leisure 65,262,708 – – 65,262,708
Household Durables 10,822,551 – – 10,822,551
Household Products 16,582,417 – – 16,582,417
Independent Power and Renewable
Electricity Producers 13,104,209 – – 13,104,209
Industrial Conglomerates 17,942,627 – – 17,942,627
Industrial REITs 5,713,604 – – 5,713,604
Insurance 78,179,373 – – 78,179,373
Interactive Media & Services 184,604,607 – – 184,604,607
IT Services 12,992,341 – – 12,992,341
Leisure Products 347,247 – – 347,247
Life Sciences Tools & Services 24,276,792 – – 24,276,792
Machinery 51,646,767 – – 51,646,767
Marine Transportation 177,290 – – 177,290
Media 8,677,389 – – 8,677,389
Metals & Mining 14,529,983 – – 14,529,983
Mortgage Real Estate Investment Trusts
(REITs) 3,535,626 – – 3,535,626
Multi-Utilities 13,106,293 – – 13,106,293
Office REITs 568,016 – – 568,016
Oil, Gas & Consumable Fuels 81,182,539 – – 81,182,539
Paper & Forest Products 74,034 – – 74,034

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2025 (Unaudited) - Statement of Investments - 67
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Passenger Airlines $ 9,472,743 $ – $ – $ 9,472,743
Personal Care Products 10,944,208 – – 10,944,208
Pharmaceuticals 62,458,534 – – 62,458,534
Professional Services 20,860,537 – – 20,860,537
Real Estate Management & Development 489,602 – – 489,602
Residential REITs 19,327,935 – – 19,327,935
Retail REITs 971,257 – – 971,257
Semiconductors & Semiconductor
Equipment 317,120,438 – – 317,120,438
Software 322,051,383 – – 322,051,383
Specialized REITs 10,055,203 – – 10,055,203
Specialty Retail 68,250,304 – – 68,250,304
Technology Hardware, Storage &
Peripherals 139,858,614 – – 139,858,614
Textiles, Apparel & Luxury Goods 4,656,311 – – 4,656,311
Tobacco 9,575,896 – – 9,575,896
Trading Companies & Distributors 12,229,314 – – 12,229,314
Water Utilities 278,951 – – 278,951
Wireless Telecommunication Services 7,623,085 – – 7,623,085
Total Common Stocks $ 2,648,610,658 $ 2 $ – $ 2,648,610,660
Exchange Traded Funds 68,599,003 – – 68,599,003
Repurchase Agreement – 33,412,034 – 33,412,034
Rights   – – – –
Warrants 3,498 – – 3,498
Total $ 2,717,213,159 $ 33,412,036 $ – $ 2,750,625,195
As of July 31, 2025, the Fund held three rights investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Total
Balance as of 10/31/2024 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 970 970
Purchases — —
Sales (970) (970)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2025 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2025 $ — $ —
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 1
Asset-Backed Securities 14.7%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 1.9%
Other 1.9%
ACREC Ltd., Series 2021-
FL1, Class A, 5.61%,
10/16/2036(a)(b) 774,550 774,494
Arbor Realty Collateralized
Loan Obligation Ltd.,
Series 2025-BTR1,
Class B, 7.54%,
1/20/2041(a)(b) 4,890,000 4,877,778
FS Rialto, Series 2021-
FL3, Class A, 5.70%,
11/16/2036(a)(b) 1,307,914 1,307,945
Greystone CRE Notes
LLC, Series 2025-
FL4, Class C, 7.23%,
1/15/2043(a)(b) 2,877,000 2,891,379
HGI CRE CLO Ltd., Series
2021-FL2, Class A,
5.45%, 9/17/2036(a)(b) 306,795 305,896
LoanCore Issuer Ltd.,
Series 2022-CRE7,
Class A, 5.89%,
1/17/2037(a)(b) 1,333,623 1,334,041
MF1, Series 2024-FL16,
Class A, 5.89%,
11/18/2039(a)(b) 5,150,000 5,166,086
MF1 Ltd.
Series 2021-FL7, Class
A, 5.54%, 10/16/2036(a)
(b) 1,520,090 1,518,221
Series 2022-FL8, Class
A, 5.70%, 2/19/2037(a)
(b) 1,902,283 1,902,328
Sound Point CLO V-R Ltd.,
Series 2014-1RA, Class
B, 6.34%, 7/18/2031(a)
(b) 1,350,000 1,354,751
TRTX Issuer Ltd., Series
2022-FL5, Class A,
5.99%, 2/15/2039(a)(b) 2,028,173 2,027,664
23,460,583
UNITED STATES 12.8%
Airlines 0.1%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 963,530 909,167
Automobiles 6.0%
Ally Bank Auto Credit-
Linked Notes
Series 2024-A, Class E,
7.92%, 5/17/2032(b) 324,874 331,553
Series 2024-B, Class F,
8.04%, 9/15/2032(b) 858,782 866,122
American Credit
Acceptance Receivables
Trust, Series 2025-
2, Class D, 5.50%,
7/14/2031(b) 2,280,000 2,304,303
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,460,879
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 627,946
Carvana Auto Receivables
Trust, Series 2024-
N3, Class E, 7.66%,
4/12/2032(b) 3,614,000 3,660,663
Exeter Automobile
Receivables Trust
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 5,270,000 5,495,516
Series 2025-1A, Class
E, 7.48%, 9/15/2032(b) 7,440,000 7,660,407
Series 2025-2A, Class
E, 7.81%, 10/15/2032(b) 1,830,000 1,893,682
Series 2025-3A, Class
E, 7.52%, 12/15/2032(b) 2,300,000 2,353,929
FHF Issuer Trust
Series 2024-3A, Class
C, 5.43%, 3/17/2031(b) 1,250,000 1,240,126
Series 2024-3A, Class
D, 6.01%, 12/15/2031(b) 710,000 711,505
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,433,896
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 2,360,000 2,311,431
Series 2025-2A, Class
D, 5.59%, 1/15/2031(b) 920,000 934,374
Series 2024-3A, Class
C, 5.21%, 2/18/2031(b) 2,560,000 2,579,053
Series 2024-3A, Class
D, 5.53%, 2/18/2031(b) 3,050,000 3,080,415
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,521,724
Series 2025-1A, Class
E, 7.19%, 3/15/2032(b) 2,100,000 2,148,140
Series 2025-2A, Class
E, 7.73%, 6/15/2032(b) 1,510,000 1,573,132
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,130,777
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
9.60%, 5/20/2032(a)(b) 269,196 275,472
JPMorgan Chase Bank
NA-CACLN, Series
2021-3, Class F, 3.69%,
2/26/2029(b) 115,188 115,046

2 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A,
6.99%, 11/15/2027(a)(b) 2,550,000 2,556,439
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,311,370
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,562,724
Prestige Auto Receivables
Trust
Series 2023-2A, Class
D, 7.71%, 8/15/2029(b) 1,020,000 1,061,713
Series 2023-2A, Class
E, 9.90%, 11/15/2030(b) 4,740,000 5,127,318
Santander Bank Auto
Credit-Linked Notes
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 535,328 536,839
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 1,104,344 1,119,107
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 840,058
Series 2024-4, Class D,
5.32%, 12/15/2031 2,270,000 2,282,635
Series 2024-5, Class D,
5.14%, 2/17/2032 2,760,000 2,768,210
Veros Auto Receivables
Trust, Series 2025-
1, Class D, 8.79%,
5/17/2032(b) 2,230,000 2,318,288
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,351,480
71,546,272
Credit Card 0.1%
Continental Finance Credit
Card ABS Master Trust,
Series 2024-A, Class A,
5.78%, 12/15/2032(b) 740,000 745,727
Equipment Loans & Leases 0.7%
Equify ABS LLC, Series
2024-1A, Class A,
5.43%, 4/18/2033(b) 1,057,536 1,056,777
NMEF Funding LLC
Series 2024-A, Class C,
6.33%, 12/15/2031(b) 1,330,000 1,343,691
Series 2024-A, Class D,
8.75%, 12/15/2031(b) 1,570,000 1,604,310
Series 2025-A, Class D,
8.07%, 7/15/2032(b) 3,180,000 3,206,883
SCF Equipment Leasing
LLC, Series 2022-
1A, Class E, 5.26%,
7/20/2032(b) 1,600,000 1,574,712
8,786,373
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity 1.0%
FIGRE Trust
Series 2023-HE3, Class
A, 6.44%, 11/25/2053(a)
(b) 895,177 912,168
Series 2024-HE3, Class
A, 5.94%, 7/25/2054(a)
(b) 1,974,869 1,995,631
RCKT Mortgage Trust,
Series 2025-CES6,
Class A1A, 5.47%,
6/25/2055(b)(c) 5,833,773 5,859,208
Saluda Grade Alternative
Mortgage Trust, Series
2023-FIG4, Class A,
6.72%, 11/25/2053(a)(b) 2,027,626 2,080,632
Vista Point Securitization
Trust, Series 2024-
CES1, Class A1, 6.68%,
5/25/2054(b)(c) 1,159,994 1,171,521
12,019,160
Manufactured Housing 0.2%
Cascade MH Asset Trust,
Series 2022-MH1, Class
B1, 8.00%, 8/25/2054(a)
(b) 3,090,074 2,698,330
Other 3.9%
ACRES LLC, Series 2025-
FL3, Class A, 5.94%,
8/18/2040(a)(b) 2,840,000 2,843,538
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL4, Class
A, 5.81%, 11/15/2036(a)
(b) 926,073 926,085
Series 2021-FL4, Class
B, 6.46%, 11/15/2036(a)
(b) 920,000 918,870
Series 2022-FL1, Class
A, 5.79%, 1/15/2037(a)
(b) 1,220,981 1,221,362
BDS LLC, Series 2024-
FL13, Class A, 5.93%,
9/19/2039(a)(b) 1,370,000 1,376,847
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 1,130,000 1,156,055
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 1,440,000 1,492,792
BSPRT Issuer LLC, Series
2024-FL11, Class A,
5.98%, 7/15/2039(a)(b) 1,930,000 1,931,207
BSPRT Issuer Ltd., Series
2022-FL8, Class A,
5.84%, 2/15/2037(a)(b) 160,775 160,775
Dwight Issuer LLC, Series
2025-FL1, Class B,
6.99%, 9/18/2042(a)(b) 5,080,000 5,086,350
FS Rialto Issuer LLC

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2022-FL4, Class
A, 6.25%, 1/19/2039(a)
(b) 571,272 571,722
Series 2024-FL9, Class
A, 5.98%, 10/19/2039(a)
(b) 3,320,000 3,326,224
Harvest SBA Loan Trust,
Series 2024-1, Class A,
6.68%, 12/25/2051(a)(b) 1,500,485 1,508,504
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 734,765
KREF Ltd., Series 2022-
FL3, Class A, 5.80%,
2/17/2039(a)(b) 1,827,424 1,826,282
Lending Funding Trust,
Series 2020-2A, Class
D, 6.77%, 4/21/2031(b) 3,435,000 3,436,870
MF1, Series 2024-FL15,
Class A, 6.04%,
8/18/2041(a)(b) 1,800,000 1,805,621
MF1 LLC
Series 2024-FL14, Class
A, 6.09%, 3/19/2039(a)
(b) 2,175,000 2,184,511
Series 2025-FL19, Class
C, 7.19%, 5/18/2042(a)
(b) 1,340,000 1,341,676
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 992,386
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 778,808
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 370,921
Ready Capital Mortgage
Financing LLC
Series 2021-FL7, Class
B, 6.27%, 11/25/2036(a)
(b) 1,150,000 1,144,670
Series 2023-FL11, Class
B, 7.88%, 10/25/2039(a)
(b) 1,440,000 1,442,249
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 564,554
Tricon Residential Trust
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 348,131
Series 2025-SFR1,
Class D, 6.34%,
3/17/2042(a)(b) 2,100,000 2,110,553
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Upstart Securitization
Trust, Series 2025-
2, Class C, 6.02%,
6/20/2035(b) 4,044,000 4,050,697
45,653,025
Student Loan 0.8%
Ascent Career Funding
Trust, Series 2024-
1A, Class A, 6.77%,
10/25/2032(b) 2,236,492 2,246,441
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 7.10%,
6/25/2047(a)(b) 759,010 773,453
MPOWER Education Trust
Series 2025-A, Class B,
8.47%, 7/21/2042(b) 4,330,000 4,376,342
Series 2025-A, Class C,
10.84%, 7/21/2042(b) 2,240,000 2,282,108
9,678,344
152,036,398
Total Asset-Backed Securities
(cost  $173,698,297) 175,496,981
Collateralized Mortgage Obligations 12.4%
BERMUDA 0.6%
Bellemeade Re Ltd.,
Series 2024-1,
Class M1B, 7.55%,
8/25/2034(a)(b) 1,320,000 1,333,971
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 8.20%,
9/25/2031(a)(b) 1,380,000 1,419,188
Eagle RE Ltd., Series
2021-2, Class M2,
8.60%, 4/25/2034(a)(b) 1,370,000 1,413,548
Home RE Ltd., Series
2023-1, Class M1B,
8.95%, 10/25/2033(a)(b) 497,056 510,198
Oaktown Re VI Ltd.,
Series 2021-1A,
Class B1, 9.85%,
10/25/2033(a)(b) 350,000 359,091
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 8.75%,
4/25/2034(a)(b) 1,050,000 1,072,656
Radnor RE Ltd., Series
2021-1, Class M2,
7.50%, 12/27/2033(a)(b) 1,214,541 1,224,337
7,332,989
0
GERMANY 0.1%
Radnor RE Ltd.
Series 2023-1,
Class M1A, 7.05%,
7/25/2033(a)(b) 633,574 636,462

4 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GERMANY
Radnor RE Ltd.
Series 2023-1,
Class M1B, 8.70%,
7/25/2033(a)(b) 330,000 340,305
UNITED STATES 11.7%
A&D Mortgage Trust
Series 2023-NQM3,
Class B1, 8.15%,
7/25/2068(a)(b) 2,880,000 2,895,563
Series 2023-NQM4,
Class B1, 8.06%,
9/25/2068(a)(b) 1,570,000 1,578,435
Series 2024-NQM5,
Class B1A, 7.71%,
11/25/2069(a)(b) 1,756,000 1,796,432
BRAVO Residential
Funding Trust
Series 2023-NQM7,
Class B1, 7.93%,
9/25/2063(a)(b) 2,535,000 2,542,719
Series 2024-NQM2,
Class B1, 7.91%,
2/25/2064(b) 1,960,000 1,990,571
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,563,978
COLT Mortgage Loan
Trust
Series 2024-3, Class
B1, 7.91%, 6/25/2069(a)
(b) 4,100,000 4,181,896
Series 2024-4, Class
B1, 7.85%, 7/25/2069(a)
(b) 2,080,000 2,123,194
Series 2024-5, Class
B1, 7.30%, 8/25/2069(a)
(b) 3,792,000 3,836,911
Series 2024-6,
Class B1, 7.49%,
11/25/2069(a)(b) 2,337,000 2,377,407
Series 2025-5, Class
B1, 7.44%, 5/25/2070(a)
(b) 2,200,000 2,234,526
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 7.46%,
1/25/2040(a)(b) 2,445,000 2,495,440
Series 2021-R01,
Class 1B2, 10.35%,
10/25/2041(a)(b) 3,401,143 3,549,477
Series 2021-R03,
Class 1B2, 9.85%,
12/25/2041(a)(b) 2,470,000 2,574,611
Series 2022-R02,
Class 2M2, 7.35%,
1/25/2042(a)(b) 330,000 338,006
Series 2022-R02,
Class 2B2, 12.00%,
1/25/2042(a)(b) 3,990,000 4,273,368
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2023-R03,
Class 2M1, 6.85%,
4/25/2043(a)(b) 607,776 616,133
Series 2023-R06,
Class 1M1, 6.05%,
7/25/2043(a)(b) 339,010 341,008
Series 2024-R02,
Class 1B1, 6.85%,
2/25/2044(a)(b) 1,720,000 1,760,331
Series 2024-R03,
Class 2M2, 6.30%,
3/25/2044(a)(b) 1,090,000 1,098,849
Series 2024-R04,
Class 1A1, 5.35%,
5/25/2044(a)(b) 2,035,939 2,036,571
Series 2024-R05,
Class 2B1, 6.35%,
7/25/2044(a)(b) 1,260,000 1,264,670
Series 2024-R06,
Class 1M1, 5.40%,
9/25/2044(a)(b) 346,216 346,108
Series 2024-R06,
Class 1M2, 5.95%,
9/25/2044(a)(b) 1,990,000 1,998,518
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 495,000 490,434
Eagle RE Ltd., Series
2023-1, Class M1B,
8.30%, 9/26/2033(a)(b) 2,060,000 2,116,501
FARM Mortgage Trust,
Series 2021-1, Class B,
3.23%, 7/25/2051(a)(b) 275,684 209,482
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 43 0
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 49,396 979
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 128,367 2,751
FHLMC Seasoned Credit
Risk Transfer Trust
Series 2017-1, Class
M2, 4.00%, 1/25/2056(a)
(b) 1,307,361 1,258,087
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 150,000 143,223
Series 2020-2, Class M,
4.25%, 11/25/2059(a)(b) 506,911 486,233
FHLMC STACR Debt
Notes, Series 2017-
HRP1, Class B1D,
6.96%, 12/25/2042(a) 1,560,000 1,612,985
FHLMC STACR REMIC
Trust
Series 2022-DNA1,
Class M2, 6.85%,
1/25/2042(a)(b) 180,000 183,302

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 5
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR REMIC
Trust
Series 2023-DNA1,
Class M1A, 6.45%,
3/25/2043(a)(b) 1,290,289 1,310,856
Series 2023-DNA2,
Class M1A, 6.45%,
4/25/2043(a)(b) 1,404,285 1,427,989
Series 2025-HQA1,
Class M2, 6.00%,
2/25/2045(a)(b) 1,240,000 1,244,898
Series 2020-HQA5,
Class B2, 11.75%,
11/25/2050(a)(b) 630,000 755,286
Series 2020-DNA6,
Class B2, 10.00%,
12/25/2050(a)(b) 790,000 899,812
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 9.26%,
9/25/2047(a)(b) 4,089,000 4,433,942
Series 2019-FTR4,
Class B2, 9.46%,
11/25/2047(a)(b) 1,280,000 1,396,767
Series 2019-FTR1,
Class B2, 12.81%,
1/25/2048(a)(b) 3,516,000 4,168,482
Series 2018-HQA2,
Class B2, 15.46%,
10/25/2048(a)(b) 2,050,000 2,565,886
Series 2019-DNA3,
Class B2, 12.61%,
7/25/2049(a)(b) 720,000 820,259
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 38,817,488 494,733
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 52,901 943
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 69,524 1,614
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 62,037 1,216
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 7,589 97
Series 2018-42,
Class SB, IO, 1.74%,
6/25/2048(a) 5,247,040 620,686
GCAT Trust
Series 2024-NQM1,
Class B1, 7.89%,
1/25/2059(a)(b) 595,000 604,089
Series 2021-CM1, Class
M1, 3.28%, 4/25/2065(a)
(b) 530,000 457,660
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2013-84,
Class SC, IO, 2.15%,
3/16/2040(a) 25,091 1,123
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 35,112 2,685
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 80,474 13,042
Series 2016-5, Class
CS, IO, 1.68%,
1/20/2046(a) 87,248 9,572
Series 2016-20,
Class SB, IO, 1.63%,
2/20/2046(a) 82,629 9,557
Series 2016-17,
Class JS, IO, 1.63%,
2/20/2046(a) 68,670 7,749
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 48,822 9,087
Series 2016-88,
Class SM, IO, 1.63%,
7/20/2046(a) 87,682 10,600
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 91,468 17,403
Series 2016-118,
Class DS, IO, 1.63%,
9/20/2046(a) 102,530 12,147
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 52,296 9,057
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 949,038 157,700
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 326,049 55,037
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 163,801
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 13,833,149 183,354
Imperial Fund Mortgage
Trust
Series 2022-NQM5,
Class B1, 6.25%,
8/25/2067(b)(c) 3,106,000 3,054,139
Series 2023-NQM1,
Class B1, 8.05%,
2/25/2068(a)(b) 2,270,000 2,273,709
J.P. Morgan Mortgage
Trust
Series 2021-8, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 23,950,870 150,921

6 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
J.P. Morgan Mortgage
Trust
Series 2021-10, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 26,801,414 172,789
MFA Trust
Series 2023-RTL2,
Class A1, 8.50%,
11/25/2028(b)(c) 1,826,000 1,847,521
Series 2024-NQM2,
Class B1A, 6.78%,
8/25/2069(a)(b) 1,664,000 1,658,060
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2023-NQM1,
Class B2, 7.39%,
9/25/2068(a)(b) 3,264,000 3,249,168
Series 2023-NQM1,
Class B1, 7.39%,
9/25/2068(a)(b) 3,130,000 3,144,592
PRKCM Trust, Series
2023-AFC3, Class B1,
7.77%, 9/25/2058(a)(b) 870,000 875,142
PRPM, Series 2024-
NQM3, Class B1,
7.43%, 8/25/2069(a)(b) 2,610,000 2,652,109
PRPM Trust
Series 2023-NQM2,
Class B1, 6.92%,
8/25/2068(a)(b) 1,240,000 1,238,573
Series 2025-NQM1,
Class B1, 7.78%,
11/25/2069(a)(b) 3,094,000 3,124,687
Radnor Re Ltd.
Series 2024-1,
Class M1A, 6.35%,
9/25/2034(a)(b) 631,220 631,795
Series 2024-1,
Class M1B, 7.25%,
9/25/2034(a)(b) 1,620,000 1,633,360
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4,
Class A1, 7.50%,
2/25/2030(b)(c) 1,210,000 1,215,767
Series 2024-RTL5,
Class A1, 7.76%,
4/25/2030(b)(c) 1,190,000 1,200,663
Series 2025-LOC4,
Class A1A, 6.10%,
6/25/2055(a)(b) 4,363,728 4,363,709
STACR Trust, Series
2018-HRP2, Class B2,
14.96%, 2/25/2047(a)(b) 1,380,000 1,712,983
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,676,677
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Saluda Grade Alternative
Mortgage Trust
Triangle Re Ltd., Series
2023-1, Class M1B,
9.60%, 11/25/2033(a)(b) 1,640,000 1,721,868
Verus Securitization Trust
Series 2023-3, Class
B2, 7.75%, 3/25/2068(a)
(b) 5,590,000 5,576,580
Series 2023-4, Class
B1, 8.07%, 5/25/2068(a)
(b) 2,530,000 2,540,120
Series 2023-5, Class
B2, 8.00%, 6/25/2068(a)
(b) 1,240,000 1,232,116
Series 2023-6, Class
B1, 7.79%, 9/25/2068(a)
(b) 1,529,000 1,537,355
Series 2023-7,
Class B1, 7.89%,
10/25/2068(a)(b) 1,090,000 1,097,806
Series 2023-INV3,
Class B2, 8.19%,
11/25/2068(a)(b) 2,210,000 2,225,056
Series 2023-INV3,
Class B1, 8.19%,
11/25/2068(a)(b) 1,955,000 1,982,782
Series 2024-1, Class
B1, 7.91%, 1/25/2069(a)
(b) 655,000 664,385
Series 2024-2, Class
B1, 7.86%, 2/25/2069(a)
(b) 3,340,000 3,386,004
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,170,925
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,250,017
139,447,206
0
Total Collateralized Mortgage Obligations
(cost $144,505,217) 147,756,962
Commercial Mortgage-Backed Securities 3.2%
CAYMAN ISLANDS 0.1%
AREIT Ltd. , Series 2024-
CRE9, Class A, 6.03%,
5/17/2041(a)(b) 1,331,193 1,331,193
UNITED STATES 3.1%
BAMLL Commercial
Mortgage Securities
Trust , Series 2024-
NASH, Class B, 7.09%,
5/15/2039(a)(b) 2,130,000 2,137,240
BX Trust
Series 2021-ARIA,
Class D, 6.35%,
10/15/2036(a)(b) 2,118,000 2,118,000

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 7
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2021-ARIA,
Class G, 7.60%,
10/15/2036(a)(b) 2,070,000 2,062,237
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.53%,
10/10/2048(a) 1,350,000 1,093,180
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.74%, 11/15/2048(a) 250,000 243,762
Extended Stay America
Trust , Series 2021-
ESH, Class F, 8.16%,
7/15/2038(a)(b) 3,971,279 3,971,279
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 8.10%, 1/25/2051(a)
(b) 700,000 722,759
Series 2021-MN3,
Class M2, 8.35%,
11/25/2051(a)(b) 815,000 843,540
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
6.56%, 10/15/2036(a)(b) 350,000 348,262
Series 2021-IP, Class E,
8.01%, 10/15/2036(a)(b) 150,000 147,768
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,101,975
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
7.53%, 5/15/2037(a)(b) 540,000 539,326
HTL Commercial Mortgage
Trust
Series 2024-T53, Class
C, 7.09%, 5/10/2039(a)
(b) 1,590,000 1,614,261
Series 2024-T53, Class
D, 8.20%, 5/10/2039(a)
(b) 2,880,000 2,953,522
J.P. Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class D,
5.80%, 10/5/2039(a)(b) 260,000 257,566
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,613,481
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 1,994,853
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 325,503
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 7.71%,
10/25/2049(a)(b) 805,537 817,615
PRM Trust
Series 2025-PRM6,
Class E, 6.58%,
7/5/2033(a)(b) 3,430,000 3,403,556
Series 2025-PRM6,
Class F, 7.06%,
7/5/2033(a)(b) 1,820,000 1,789,589
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,638,256
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.53%, 12/10/2034(a)
(b) 700,000 706,152
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 747,658
Velocity Commercial
Capital Loan Trust
Series 2024-6, Class A,
5.81%, 12/25/2054(a)(b) 1,153,109 1,154,358
Series 2025-1, Class A,
6.03%, 2/25/2055(a)(b) 1,658,998 1,668,220
Total Commercial Mortgage-Backed
Securities
(cost $38,607,856)
38,345,111
Corporate Bonds 59.2%
AUSTRALIA 0.8%
Banks 0.5%
Commonwealth Bank of
Australia
(SOFR + 0.81%),
5.19%, 3/14/2030(b)(d)
(e) 4,670,000 4,699,913
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.32%), 5.93%,
3/14/2046(b)(d) 1,740,000 1,730,159
6,430,072
Financial Services 0.3%
Woodside Finance Ltd.,
6.00%, 5/19/2035 3,750,000 3,828,444
10,258,516
BERMUDA 5.0%
Financial Services 0.6%
2001 Cat RE Ltd., Series
A, (3 Month Treasury
Bill Rate + 13.04%),
17.37%, 1/8/2027(b)(d) 1,000,000 1,044,700

8 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Acorn Re Ltd., Series B,
(1 Month Treasury Bill
Rate + 3.10%), 7.43%,
11/7/2025(b)(d) 250,000 250,225
Acorn Re Ltd., Series A,
(1 Month Treasury Bill
Rate + 3.10%), 7.43%,
11/5/2027(b)(d) 500,000 501,450
Alamo Re Ltd.
Series A, (1 Month
Treasury Bill Rate
+ 9.08%), 13.41%,
6/7/2026(b)(d) 500,000 512,750
Series A, (1 Month
Treasury Bill Rate
+ 6.54%), 10.87%,
6/7/2027(b)(d) 500,000 518,800
Alamo Re Ltd., Series B,
(1 Month Treasury Bill
Rate + 8.43%), 12.76%,
6/7/2027(b)(d) 250,000 260,475
Aquila Re I Ltd.
Series A-1, (3 Month
Treasury Bill Rate
+ 5.34%), 9.67%,
6/8/2026(b)(d) 250,000 251,350
Series A-1,
(BRMMUSDF + 5.39%),
9.69%, 6/7/2027(b)(d) 250,000 253,325
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 8.83%),
13.16%, 6/8/2026(b)(d) 250,000 256,025
Easton Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.83%,
1/8/2027(b)(d) 500,000 509,300
High Point Re Ltd.,
Series A, (BRMMUSDF
+ 5.75%), 9.94%,
1/6/2027(b)(d) 250,000 253,300
Hypatia Ltd., Series A, (3
Month Treasury Bill Rate
+ 10.50%), 14.83%,
4/8/2026(b)(d) 250,000 260,950
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.78%), 9.11%,
4/9/2026(b)(d) 500,000 508,500
Merna Re Companywide
Ltd., Series A.., (3
Month Treasury Bill
Rate + 7.00%), 11.29%,
7/7/2028(b)(d) 500,000 513,850
Merna Re Enterprise Ltd.,
Series A., (3 Month
Treasury Bill Rate
+ 7.75%), 12.08%,
7/7/2028(b)(d) 500,000 500,550
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
16.83%, 1/8/2026(b)(d) 250,000 254,250
Ramble RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 10.58%,
3/5/2027(b)(d) 500,000 500,550
Topanga Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 4.77%), 4.77%,
1/8/2026(b)(d) 400,000 383,520
Veraison Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 4.74%), 9.07%,
3/8/2027(b)(d) 500,000 509,450
Series A, (1 Month
Treasury Bill Rate
+ 3.50%), 7.83%,
3/8/2028(b)(d) 250,000 249,000
Veraison Re Ltd., Series
B, (1 Month Treasury Bill
Rate + 5.00%), 9.33%,
3/8/2028(b)(d) 250,000 252,850
8,545,170
Insurance 4.2%
Armor RE II Ltd., Series A,
(3 Month Treasury Bill
Rate + 8.50%), 12.83%,
1/7/2028(b)(d) 500,000 505,150
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 3.75%), 8.08%,
7/9/2029(b)(d) 1,250,000 1,268,625
Blue Ridge Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 9.58%,
1/8/2027(b)(d) 250,000 255,925
Blue Ridge Re Ltd.,
Series B, (FHMMUSTF
+ 7.99%), 12.05%,
1/8/2027(b)(d) 250,000 256,475
Bluebonnet RE Ltd.
Series A, (1 Month
Treasury Bill Rate +
12.00%), 16.33%,
6/7/2027(b)(d) 250,000 257,075
Series A, (1 Month
Treasury Bill Rate
+ 5.75%), 10.08%,
6/7/2028(b)(d) 500,000 518,500
Bluebonnet RE Ltd.,
Series B, (1 Month
Treasury Bill Rate
+ 8.50%), 12.83%,
6/7/2028(b)(d) 250,000 257,925

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Bluebonnet RE Ltd.,
Series C, (1 Month
Treasury Bill Rate
+ 11.75%), 16.08%,
6/7/2028(b)(d) 250,000 258,575
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.45%), 12.80%,
1/8/2026(b)(d) 250,000 249,375
Bonanza RE Ltd., Series
B, (MSMMUSTF
+ 3.75%), 7.88%,
12/19/2027(b)(d) 250,000 245,450
Bonanza RE Ltd., Series
C, (MSMMUSTF
+ 5.50%), 9.63%,
12/19/2027(b)(d) 500,000 497,300
Bridge Street Re Ltd.,
Series A, (JMMMUSTF
+ 4.00%), 8.16%,
1/7/2028(b)(d) 1,000,000 1,007,500
Cape Lookout Re Ltd.
Series A, (1 Month
Treasury Bill Rate
+ 7.20%), 11.53%,
4/28/2026(b)(d) 1,000,000 1,025,100
Series A, (1 Month
Treasury Bill Rate
+ 6.90%), 11.23%,
3/13/2028(b)(d) 500,000 514,250
Chartwell RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.00%), 10.33%,
6/7/2028(b)(d) 500,000 511,550
Chartwell RE Ltd., Series
B, (3 Month Treasury Bill
Rate + 7.00%), 11.33%,
6/7/2028(b)(d) 250,000 249,875
Citrus Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.59%), 10.92%,
6/7/2026(b)(d) 250,000 255,075
Series A, (3 Month
Treasury Bill Rate
+ 9.19%), 13.57%,
6/7/2027(b)(d) 250,000 254,725
Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 12.08%,
6/7/2028(b)(d) 500,000 492,700
Commonwealth RE
Ltd., Series A, (T-BILL
+ 3.75%), 8.09%,
7/10/2028(b)(d) 500,000 503,200
Finca RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 5.25%), 9.58%,
6/7/2028(b)(d) 500,000 508,250
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
First Coast Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 9.94%), 9.94%,
4/7/2026(b)(d) 250,000 251,825
Series A, (3 Month
Treasury Bill Rate
+ 6.50%), 10.83%,
3/10/2028(b)(d) 500,000 504,250
First Coast Re IV Ltd.,
Series B, (3 Month
Treasury Bill Rate
+ 7.50%), 11.83%,
3/10/2028(b)(d) 250,000 248,700
FloodSmart Re Ltd.
Series A, (1 Month
Treasury Bill Rate +
17.15%), 21.48%,
3/11/2026(b)(d) 500,000 518,500
Series A, (3 Month
Treasury Bill Rate +
14.36%), 18.69%,
3/12/2027(b)(d) 1,000,000 1,034,300
Four Lakes Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.81%), 11.14%,
1/7/2026(b)(d) 250,000 250,150
Series A, (3 Month
Treasury Bill Rate
+ 5.80%), 10.13%,
1/7/2027(b)(d) 750,000 756,600
Series A, (3 Month
Treasury Bill Rate
+ 5.50%), 9.83%,
1/7/2028(b)(d) 500,000 498,750
Four Lakes Re Ltd.
Series B, (3 Month
Treasury Bill Rate
+ 8.92%), 13.25%,
1/7/2027(b)(d) 250,000 251,550
Series B, (3 Month
Treasury Bill Rate
+ 8.25%), 12.58%,
1/7/2028(b)(d) 500,000 496,600
Fuchsia - London Bridge
2 PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 5.14%), 9.47%,
4/6/2028(b)(d) 500,000 505,150
Genesee Street Re
Ltd., Series 2025, (1
Month Treasury Bill
Rate + 3.25%), 7.58%,
4/7/2028(b)(d) 500,000 500,750
Herbie Re Ltd.
Series A, (JMMMUSTF
+ 6.90%), 11.06%,
1/7/2028(b)(d) 500,000 490,900

10 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 11.58%,
1/8/2029(b)(d) 500,000 503,850
Herbie Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 9.90%), 14.23%,
1/8/2028(b)(d) 250,000 246,975
Integrity RE III Ltd., Series
A-2, (1 Month Treasury
Bill Rate + 8.00%),
12.33%, 6/6/2028(b)(d) 500,000 501,550
Integrity RE III Ltd., Series
B-2, (1 Month Treasury
Bill Rate + 9.75%),
14.08%, 6/6/2028(b)(d) 500,000 501,750
Integrity Re Ltd., Series
B, (1 Month Treasury
Bill Rate + 13.32%),
17.66%, 6/6/2026(b)(d) 250,000 252,200
Kendall Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 10.58%,
4/30/2027(b)(d) 500,000 525,000
Kendall Re Ltd., Series B,
(GSMMUSTI + 7.75%),
11.89%, 4/30/2027(b)(d) 250,000 258,225
Kilimanjaro II Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 6.25%), 10.59%,
6/30/2028(b)(d) 500,000 521,250
Kilimanjaro II Re Ltd.,
Series B, (3 Month
Treasury Bill Rate
+ 7.25%), 11.58%,
6/30/2028(b)(d) 500,000 527,350
Kilimanjaro II Re Ltd.,
Series C-1, (3 Month
Treasury Bill Rate
+ 4.00%), 8.34%,
7/9/2029(b)(d) 1,000,000 1,010,000
Kilimanjaro II Re Ltd.,
Series D-1, (3 Month
Treasury Bill Rate
+ 6.50%), 10.83%,
7/9/2029(b)(d) 1,000,000 1,022,200
Kilimanjaro II Re Ltd.,
Series C-2, (3 Month
Treasury Bill Rate
+ 4.00%), 8.33%,
7/8/2030(b)(d) 1,250,000 1,265,000
Kilimanjaro II Re Ltd.,
Series D-2, (3 Month
Treasury Bill Rate
+ 6.50%), 10.83%,
7/8/2030(b)(d) 1,250,000 1,283,750
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Longleaf Pine Re Ltd.,
Series 1, (1 Month
Treasury Bill Rate +
17.50%), 21.84%,
5/25/2027(b)(d) 500,000 528,350
Marlon Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.33%,
6/7/2027(b)(d) 250,000 261,200
Mayflower Re Ltd., Series
B, (1 Month Treasury Bill
Rate + 6.02%), 10.34%,
7/8/2026(b)(d) 500,000 513,750
Mayflower Re Ltd.
Series A, (1 Month
Treasury Bill Rate +
4.50%, 1.56% Cap,
0.56% Floor), 8.83%,
7/8/2027(b)(d) 500,000 509,200
Series A, (T-BILL
+ 3.50%), 7.83%,
7/7/2028(b)(d) 750,000 753,600
Merna Reinsurance II Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 12.08%,
7/7/2026(b)(d) 250,000 254,425
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 11.58%,
7/7/2027(b)(d) 250,000 257,175
Series A, (3 Month
Treasury Bill Rate
+ 8.75%), 13.08%,
7/7/2028(b)(d) 500,000 500,800
Merna Reinsurance II Ltd.
Series B, (3 Month
Treasury Bill Rate +
10.25%), 14.58%,
7/7/2026(b)(d) 250,000 257,475
Series B, (3 Month
Treasury Bill Rate
+ 8.75%), 13.08%,
7/7/2027(b)(d) 250,000 255,600
Merna Reinsurance II
Ltd., Series C, (3 Month
Treasury Bill Rate
+ 8.50%), 12.83%,
7/7/2027(b)(d) 500,000 501,500
MetroCat Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 5.75%,
5/8/2026(b)(d) 750,000 748,350
Montoya Re Ltd., Series
A, (1 Month Treasury Bill
Rate + 5.75%), 10.08%,
4/7/2028(b)(d) 500,000 498,700

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Mystic Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 8.93%), 13.27%,
1/8/2026(b)(d) 250,000 256,875
Series A, (3 Month
Treasury Bill Rate +
12.00%), 16.33%,
1/8/2027(b)(d) 750,000 784,125
Series A, (3 Month
Treasury Bill Rate
+ 4.00%), 8.33%,
1/10/2028(b)(d) 250,000 248,575
Northshore Re II Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 5.00%), 9.34%,
4/7/2028(b)(d) 1,000,000 1,001,000
Oceanside RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.00%), 10.33%,
5/15/2028(b)(d) 250,000 251,025
Ocelot Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 4.50%), 8.83%,
2/26/2029(b)(d) 750,000 755,325
Palm RE Ltd.
Series A, (1 Month
Treasury Bill Rate
+ 9.50%), 13.83%,
6/7/2027(b)(d) 250,000 255,150
Series A, (1 Month
Treasury Bill Rate
+ 7.75%), 12.09%,
6/7/2028(b)(d) 500,000 498,950
Purple Re Ltd.
Series A, (1 Month
Treasury Bill Rate
+ 9.00%), 13.33%,
6/7/2027(b)(d) 500,000 508,800
Series A, (1 Month
Treasury Bill Rate
+ 7.25%), 11.58%,
6/7/2028(b)(d) 250,000 256,800
Sakura RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.75%), 7.08%,
4/5/2029(b)(d) 250,000 247,600
Sanders RE II Ltd., Series
A-1, (3 Month Treasury
Bill Rate + 4.00%),
8.29%, 4/7/2028(b)(d) 400,000 404,240
Sanders RE II Ltd., Series
B-1, (3 Month Treasury
Bill Rate + 4.50%),
8.79%, 4/7/2028(b)(d) 400,000 401,760
Sanders RE II Ltd.,
Series A, (JMMMUSTF
+ 4.00%), 8.16%,
4/7/2029(b)(d) 2,250,000 2,225,025
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Sanders RE II Ltd.,
Series B, (JMMMUSTF
+ 5.25%), 9.41%,
4/7/2029(b)(d) 2,250,000 2,260,350
Sanders RE II Ltd., Series
A-2, (3 Month Treasury
Bill Rate + 4.25%),
8.58%, 4/8/2030(b)(d) 400,000 411,960
Sanders RE II Ltd., Series
B-2, (3 Month Treasury
Bill Rate + 4.75%),
9.04%, 4/8/2030(b)(d) 400,000 408,880
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.41%), 7.75%,
4/7/2026(b)(d) 500,000 492,100
Series A, (3 Month
Treasury Bill Rate
+ 8.14%), 12.47%,
6/5/2026(b)(d) 500,000 510,450
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 10.08%,
4/7/2028(b)(d) 1,250,000 1,294,500
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.55%), 9.88%,
4/7/2027(b)(d) 250,000 254,400
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.52%), 9.85%,
6/8/2026(b)(d) 500,000 509,750
Sutter Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 6.75%), 11.08%,
6/19/2026(b)(d) 250,000 256,150
Titania RE Ltd., Series
A, (1 Month Treasury
Bill Rate + 13.13%),
17.47%, 2/27/2026(b)(d) 250,000 255,050
Torrey Pines Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 5.22%), 9.55%,
6/5/2026(b)(d) 250,000 254,200
Series A, (1 Month
Treasury Bill Rate
+ 6.00%), 10.33%,
6/7/2027(b)(d) 250,000 260,000
Series A, (3 Month
Treasury Bill Rate
+ 3.75%), 8.08%,
6/7/2028(b)(d) 500,000 504,800
Torrey Pines Re Ltd.
Series B, (1 Month
Treasury Bill Rate
+ 7.25%), 11.58%,
6/7/2027(b)(d) 250,000 259,225

12 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series B, (1 Month
Treasury Bill Rate
+ 4.50%), 8.83%,
6/7/2028(b)(d) 250,000 251,300
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 9.83%,
12/6/2025(b)(d) 250,000 252,375
Ursa Re Ltd., Series E,
(3 Month Treasury Bill
Rate + 9.25%), 13.58%,
12/7/2026(b)(d) 250,000 260,650
Ursa Re Ltd., Series F,
(3 Month Treasury Bill
Rate + 7.50%), 11.83%,
2/22/2028(b)(d) 500,000 503,900
Winston RE Ltd.
Series A, (3 Month
Treasury Bill Rate +
10.25%), 14.58%,
2/26/2027(b)(d) 250,000 262,725
Series A, (3 Month
Treasury Bill Rate
+ 6.50%), 10.83%,
2/21/2028(b)(d) 500,000 505,450
Winston RE Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.75%),
16.08%, 2/26/2027(b)(d) 250,000 261,300
48,784,615
Metals & Mining 0.2%
Galileo Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.00%), 11.33%,
1/8/2026(b)(d) 250,000 251,850
Galileo Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.33%,
1/7/2028(b)(d) 1,500,000 1,558,350
1,810,200
59,139,985
BRAZIL 0.4%
Electric Utilities 0.0%
†
Light Energia SA, 4.38%,
6/18/2026 360,727 336,378
Light Servicos de
Eletricidade SA, 2.26%,
12/19/2037(f) 704,614 179,536
515,914
Food Products 0.3%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 3,725,000 3,331,708
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Oil, Gas & Consumable Fuels 0.1%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 985,186 802,631
4,650,253
CAMEROON 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 344,447
CANADA 1.7%
Commercial Services & Supplies 1.3%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b)(e) 1,500,000 1,520,871
6.32%, 12/4/2028(b) 1,605,000 1,685,812
5.04%, 3/25/2030(b) 5,705,000 5,754,083
Garda World Security
Corp., 8.38%,
11/15/2032(b)(e) 5,820,000 5,995,071
14,955,837
Multi-Utilities 0.1%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d) 705,000 684,372
Oil, Gas & Consumable Fuels 0.3%
Enbridge, Inc.
5.63%, 4/5/2034 730,000 747,028
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(d)(e) 490,000 504,742
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(d)(e) 490,000 510,124
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d)(e) 928,000 1,045,174
South Bow Canadian
Infrastructure Holdings
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.67%), 7.50%,
3/1/2055(b)(d)(e) 805,000 836,345
3,643,413
19,283,622

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0.5%
Consumer Finance 0.2%
Global Aircraft Leasing Co.
Ltd., 8.75%, 9/1/2027(b)
(e) 2,465,000 2,545,452
Financial Services 0.0%
†
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 8.59%,
6/1/2026(b)(d) 250,000 252,375
Insurance 0.3%
Residential Reinsurance
2004 Ltd., Series 4,
(3 Month Treasury Bill
Rate + 5.38%), 9.71%,
12/6/2028(b)(d) 750,000 767,250
Residential Reinsurance
2004 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 6.94%), 11.27%,
12/6/2028(b)(d) 750,000 757,575
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 5.78%), 10.11%,
12/6/2025(b)(d) 500,000 485,700
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 6.33%,
1/6/2026(b)(d) 250,000 250,325
Vitality Re XIII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 7.08%,
1/6/2026(b)(d) 300,000 300,750
Vitality Re XIV Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 7.83%,
1/5/2027(b)(d) 500,000 511,200
3,072,800
5,870,627
CHILE 0.0%
†
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA, 11.00%,
4/1/2031(b)(d)(f) 328,809 305,016
COLOMBIA 1.0%
Food Products 0.4%
Grupo Nutresa SA, 9.00%,
5/12/2035(b) 4,610,000 5,041,303
Passenger Airlines 0.6%
ABRA Global Finance,
6.00%, 10/22/2029(b)(f) 8,985,031 6,787,193
11,828,496
CZECH REPUBLIC 0.2%
Aerospace & Defense 0.2%
Czechoslovak Group A/S,
5.25%, 1/10/2031(b) EUR 1,735,000 2,034,637
Corporate Bonds
Principal
Amount ($) Value ($)
FINLAND 0.1%
Banks 0.1%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(d)(g) 1,840,000 1,682,611
FRANCE 3.0%
Banks 3.0%
BNP Paribas SA
(SOFR + 1.68%),
5.09%, 5/9/2031(b)(d)(e) 9,500,000 9,591,773
(SOFR + 1.62%),
5.79%, 1/13/2033(b)(d) 3,170,000 3,289,393
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.13%), 7.45%,
6/27/2035(b)(d)(g) 5,715,000 5,822,156
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.54%), 7.38%,
9/10/2034(b)(d)(g) 682,000 701,121
BPCE SA
(SOFR + 1.85%),
5.94%, 5/30/2035(b)(d) 1,375,000 1,410,639
(SOFR + 2.04%),
6.29%, 1/14/2036(b)(d) 5,895,000 6,198,755
Societe Generale SA
5.25%, 2/19/2027(b) 4,600,000 4,634,428
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.60%), 6.10%,
4/13/2033(b)(d)(e) 2,935,000 3,058,777
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d) 1,400,000 1,450,667
36,157,709
GERMANY 1.3%
Automobiles 1.0%
Mercedes-Benz Finance
North America LLC
5.05%, 8/3/2033(b) 1,610,000 1,611,488
5.45%, 4/1/2035(b) 6,755,000 6,824,269
Volkswagen Group of
America Finance LLC,
5.80%, 3/27/2035(b) 3,930,000 3,941,477
12,377,234

14 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Insurance 0.3%
Allianz SE, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.77%), 5.60%,
9/3/2054(b)(d)(e) 3,600,000 3,611,160
15,988,394
GHANA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(b) 5,000,000 4,727,800
IRELAND 1.1%
Consumer Finance 0.6%
Avolon Holdings Funding
Ltd.
6.38%, 5/4/2028(b) 2,025,000 2,107,817
5.15%, 1/15/2030(b) 3,500,000 3,526,538
5.38%, 5/30/2030(b) 1,650,000 1,678,800
7,313,155
Financial Services 0.3%
Atlas Capital DAC, Series
A, (SOFR + 7.57%),
11.92%, 6/5/2026(b)(d) 250,000 255,625
Atlas Capital DAC, Series
2024, (SOFR + 12.22%),
16.61%, 6/8/2027(b)(d) 500,000 548,550
Atlas Capital DAC, Series
2025, (SOFR + 7.25%),
11.59%, 6/7/2028(b)(d) 500,000 506,700
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 11.84%,
12/8/2025(b)(d) 750,000 751,500
2,062,375
Hotels, Restaurants & Leisure 0.2%
Flutter Treasury DAC,
5.88%, 6/4/2031(b) 2,330,000 2,345,366
11,720,896
ISRAEL 0.4%
Pharmaceuticals 0.4%
Teva Pharmaceutical
Finance Netherlands II
BV, 4.38%, 5/9/2030(e) EUR 4,007,000 4,688,926
ITALY 0.7%
Banks 0.2%
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d) 2,260,000 2,277,366
Electric Utilities 0.1%
Enel Finance International
NV, 5.00%, 6/15/2032(b)
(e) 1,915,000 1,919,572
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY
Hotels, Restaurants & Leisure 0.4%
Lottomatica Group Spa,
4.88%, 1/31/2031(b) EUR 4,355,000 5,139,578
9,336,516
JAPAN 2.9%
Banks 0.8%
Mizuho Financial Group,
Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.30%), 5.58%,
5/26/2035(d) 1,010,000 1,033,294
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.98%), 5.42%,
5/13/2036(d)(e) 8,390,000 8,502,934
9,536,228
Capital Markets 0.1%
Nomura Holdings, Inc.,
5.78%, 7/3/2034 1,335,000 1,385,808
Financial Services 0.2%
NTT Finance Corp.,
4.09%, 7/16/2037(b) EUR 2,150,000 2,514,130
Insurance 1.8%
Dai-ichi Life Insurance Co.
Ltd. (The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.20%,
1/16/2035(b)(d)(g) 9,760,000 9,929,697
Meiji Yasuda Life
Insurance Co., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.91%), 6.10%,
6/11/2055(b)(d) 9,025,000 9,121,026
Nippon Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.19%), 6.50%,
4/30/2055(b)(d)(e) 2,565,000 2,684,347
21,735,070
35,171,236
LUXEMBOURG 0.1%
Hotels, Restaurants & Leisure 0.1%
Cruise Yacht Upper
HoldCo Ltd., 11.88%,
7/5/2028 1,200,000 885,624

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO 2.0%
Diversified Telecommunication Services 0.9%
Total Play
Telecomunicaciones
SA de CV, 11.13%,
12/31/2032(b) 11,681,750 11,242,809
Energy Equipment & Services 0.5%
Borr IHC Ltd.
10.00%, 11/15/2028(b)
(e) 342,744 327,712
10.38%, 11/15/2030(b)
(e) 6,175,976 5,819,568
6,147,280
Passenger Airlines 0.6%
Grupo Aeromexico SAB
de CV
8.25%, 11/15/2029(b) 1,275,000 1,254,600
8.63%, 11/15/2031(b) 6,400,000 6,240,000
7,494,600
24,884,689
NETHERLANDS 0.1%
Banks 0.1%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(g) 1,960,000 1,692,675
NORWAY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Aker BP ASA
6.00%, 6/13/2033(b)(e) 1,235,000 1,270,249
5.13%, 10/1/2034(b) 5,720,000 5,491,875
Var Energi ASA, 6.50%,
5/22/2035(b) 1,400,000 1,450,823
8,212,947
SAUDI ARABIA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Saudi Arabian Oil Co.,
6.38%, 6/2/2055(b) 9,220,000 9,350,915
SINGAPORE 0.1%
Insurance 0.1%
Nakama Re Pte. Ltd.,
Series 1, (3 Month
Treasury Bill Rate
+ 2.35%), 6.68%,
4/4/2029(b)(d) 750,000 749,775
SOUTH KOREA 0.2%
Insurance 0.2%
Hanwha Life Insurance
Co. Ltd., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.29%), 6.30%,
6/24/2055(b)(d) 2,483,000 2,556,127
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN 1.0%
Banks 1.0%
Banco Santander SA,
5.44%, 7/15/2031 6,200,000 6,428,369
CaixaBank SA
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d)
(e) 1,015,000 1,115,842
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(d) 540,000 565,726
(SOFR + 1.79%),
5.58%, 7/3/2036(b)(d) 2,105,000 2,116,887
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(d)(e)
(g) EUR 2,000,000 2,188,863
12,415,687
SWITZERLAND 0.7%
Capital Markets 0.7%
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.08%), 7.00%,
2/10/2030(b)(d)(g) 440,000 448,816
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d) 1,110,000 1,166,446
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.18%), 7.13%,
8/10/2034(b)(d)(g) 430,000 435,518
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d) 365,000 391,450
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.30%), 7.00%,
2/05/2035(b)(d)(g) 1,155,000 1,155,000
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d) 1,310,000 1,357,570
(SOFR + 1.76%),
5.58%, 5/9/2036(b)(d) 2,270,000 2,311,996
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(g) 1,500,000 1,598,916
8,865,712

16 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM 1.4%
Banks 1.1%
Barclays plc, (ICE IBA -
USD SOFR ICE Swap
Rate 5 Year + 3.69%),
7.63%, 3/15/2035(d)(e)
(g) 1,040,000 1,059,414
HSBC Holdings plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.64%), 6.95%,
8/27/2031(d)(g) 4,985,000 5,096,091
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d) 1,355,000 1,414,833
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(d)(e)(g) 925,000 1,013,422
Standard Chartered plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d) 2,000,000 2,121,285
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.43%), 6.23%,
1/21/2036(b)(d) 2,550,000 2,704,258
13,409,303
Financial Services 0.3%
Nationwide Building
Society, 5.13%,
7/29/2029(b)(e) 3,405,000 3,476,923
Insurance 0.0%
†
Lapis London Bridge 2
PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.83%,
1/9/2029(b)(d) 250,000 253,600
17,139,826
UNITED STATES 32.6%
Aerospace & Defense 0.6%
Boeing Co. (The)
6.86%, 5/1/2054(e) 4,780,000 5,254,002
7.01%, 5/1/2064 620,000 684,177
Goat Holdco LLC, 6.75%,
2/1/2032(b) 1,470,000 1,481,858
7,420,037
Automobiles 1.1%
Ford Motor Co., 6.10%,
8/19/2032(e) 210,000 210,347
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 527,655
6.50%, 1/16/2029(b) 695,000 732,449
5.35%, 3/19/2029(b) 2,500,000 2,545,376
5.30%, 1/8/2030(b) 4,780,000 4,875,008
6.20%, 9/21/2030(b) 995,000 1,049,900
5.40%, 6/23/2032(b) 3,260,000 3,309,811
13,250,546
Banks 5.7%
Bank of America Corp.,
(SOFR + 1.70%),
5.74%, 2/12/2036(d) 4,065,000 4,135,384
Citigroup, Inc., Series
GG, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.87%,
8/15/2030(d)(g) 4,720,000 4,760,120
Citigroup, Inc.
(SOFR + 2.66%),
6.17%, 5/25/2034(d)(e) 690,000 721,575
(SOFR + 1.83%),
6.02%, 1/24/2036(d) 7,250,000 7,430,032
Citizens Financial Group,
Inc.
(SOFR + 2.01%),
5.84%, 1/23/2030(d) 445,000 459,509
(SOFR + 1.26%),
5.25%, 3/5/2031(d) 2,185,000 2,213,117
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(d) 1,610,000 1,567,379
JPMorgan Chase & Co.
(SOFR + 1.44%),
5.10%, 4/22/2031(d) 3,075,000 3,144,726
(SOFR + 1.64%),
5.58%, 7/23/2036(d)(e) 2,185,000 2,213,307
KeyCorp, (United States
SOFR Compounded
Index + 1.23%), 5.12%,
4/4/2031(d)(e) 4,365,000 4,411,878
Morgan Stanley Private
Bank NA, (SOFR
+ 1.08%), 4.73%,
7/18/2031(d) 5,000,000 5,022,539
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.39%),
5.58%, 1/29/2036(d)(e) 3,085,000 3,163,611
Regions Financial Corp.,
(SOFR + 2.06%),
5.50%, 9/6/2035(d)(e) 1,780,000 1,792,845
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(d)(e) 5,160,000 5,424,968
Truist Bank, (SOFR
+ 0.77%), 4.42%,
7/24/2028(d) 17,470,000 17,444,683

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(d)(e) 2,255,000 2,211,500
66,117,173
Capital Markets 2.4%
Citadel Securities Global
Holdings LLC
5.50%, 6/18/2030(b)(e) 7,459,000 7,524,131
6.20%, 6/18/2035(b) 2,211,000 2,254,503
Goldman Sachs Group,
Inc. (The)
(SOFR + 1.08%),
5.21%, 1/28/2031(d) 4,690,000 4,789,359
(SOFR + 1.58%),
5.22%, 4/23/2031(d) 1,775,000 1,814,996
Jane Street Group, 6.75%,
5/1/2033(b)(e) 5,477,000 5,605,058
Jefferies Financial
Group, Inc., 6.20%,
4/14/2034(e) 1,815,000 1,896,091
Morgan Stanley
(SOFR + 2.62%),
5.30%, 4/20/2037(d)(e) 1,690,000 1,690,217
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d) 740,000 763,432
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d)(e) 1,110,000 1,146,131
27,483,918
Chemicals 1.1%
Celanese US Holdings
LLC, 7.20%,
11/15/2033(c)(e) 7,300,000 7,621,251
Methanex US Operations,
Inc., 6.25%,
3/15/2032(b)(e) 4,948,000 4,904,678
12,525,929
Consumer Finance 3.5%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d) 640,000 672,962
(SOFR + 2.82%),
6.85%, 1/3/2030(d) 445,000 469,150
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(d) 2,335,000 2,365,890
(SOFR + 2.29%),
6.18%, 7/26/2035(d)(e) 1,455,000 1,488,895
American Express Co.,
(SOFR + 1.22%),
4.92%, 7/20/2033(d) 2,535,000 2,543,169
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
American Honda Finance
Corp.
5.05%, 7/10/2031(e) 3,065,000 3,112,237
4.85%, 10/23/2031 5,575,000 5,584,023
Ford Motor Credit Co. LLC
5.85%, 5/17/2027(e) 1,215,000 1,223,325
5.88%, 11/7/2029 3,125,000 3,133,826
7.35%, 3/6/2030 200,000 211,277
3.63%, 6/17/2031 1,500,000 1,332,803
6.05%, 11/5/2031 3,875,000 3,877,220
6.50%, 2/7/2035(e) 2,470,000 2,463,251
General Motors Financial
Co., Inc.
5.60%, 6/18/2031 1,300,000 1,326,529
6.40%, 1/9/2033(e) 1,365,000 1,436,818
6.10%, 1/7/2034(e) 1,455,000 1,501,262
5.90%, 1/7/2035 6,510,000 6,571,289
OneMain Finance Corp.,
6.13%, 5/15/2030 2,250,000 2,253,780
41,567,706
Containers & Packaging 0.4%
Ball Corp., 4.25%,
7/1/2032 EUR 4,060,000 4,732,035
Diversified Consumer Services 0.5%
Champions Financing,
Inc., 8.75%,
2/15/2029(b)(e) 6,485,000 6,004,550
Diversified REITs 0.8%
Uniti Group LP
6.00%, 1/15/2030(b) 7,400,000 7,002,626
8.63%, 6/15/2032(b)(e) 1,920,000 1,947,408
8,950,034
Diversified Telecommunication Services 0.5%
Level 3 Financing, Inc.,
6.88%, 6/30/2033(b) 5,310,000 5,380,912
Electric Utilities 1.2%
Duke Energy Corp.,
5.00%, 8/15/2052(e) 1,105,000 964,262
ITC Holdings Corp.,
5.65%, 5/9/2034(b) 1,010,000 1,037,774
NextEra Energy Capital
Holdings, Inc., 4.69%,
9/1/2027 5,605,000 5,632,507
Virginia Electric and
Power Co., 5.15%,
3/15/2035(e) 5,915,000 5,935,604
13,570,147
Energy Equipment & Services 0.4%
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 108,571 111,269
Transocean, Inc.
8.75%, 2/15/2030(b) 284,000 294,443
6.80%, 3/15/2038(e) 6,200,000 4,651,953
5,057,665

18 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services 0.9%
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b)(e) 1,395,000 1,453,990
9.13%, 5/15/2031(b) 5,180,000 5,384,688
8.38%, 4/1/2032(b)(e) 2,474,000 2,530,345
Lightning Re, Series 2023-
1, (3 Month Treasury
Bill Rate + 11.00%),
15.33%, 3/31/2026(b)(d) 1,000,000 1,020,900
10,389,923
Food Products 0.3%
Darling Global Finance BV,
4.50%, 7/15/2032(b) EUR 3,435,000 3,979,753
Gas Utilities 0.1%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,072,444
Health Care Providers & Services 1.2%
CVS Health Corp., 5.55%,
6/1/2031(e) 6,060,000 6,277,494
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b)(e) 8,205,000 8,383,221
14,660,715
Health Care REITs 0.2%
Ventas Realty LP, 5.10%,
7/15/2032(e) 2,750,000 2,779,297
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.
6.00%, 5/1/2029(b)(e) 2,595,000 2,618,012
5.75%, 1/15/2030(b) EUR 1,530,000 1,894,327
Darden Restaurants, Inc.,
6.30%, 10/10/2033 2,610,000 2,782,051
Genting New York LLC,
7.25%, 10/1/2029(b)(e) 3,280,000 3,376,987
Resorts World Las Vegas
LLC
8.45%, 7/27/2030(b) 4,400,000 4,380,523
4.63%, 4/6/2031(b) 1,400,000 1,159,844
16,211,744
Insurance 1.2%
3264 re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.00%), 11.33%,
7/8/2027(b)(d) 250,000 263,175
Series A, (3 Month
Treasury Bill Rate
+ 7.50%), 11.79%,
6/8/2028(b)(d) 500,000 514,000
CNO Financial Group, Inc.,
6.45%, 6/15/2034 2,640,000 2,750,409
Equitable America Global
Funding, 4.95%,
6/9/2030(b) 5,040,000 5,080,111
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Farmers Exchange Capital
III, (CME Term SOFR 3
Month + 3.45%), 5.45%,
10/15/2054(b)(d) 3,270,000 2,954,239
Farmers Insurance
Exchange, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.86%), 7.00%,
10/15/2064(b)(d) 1,300,000 1,325,733
Gateway Re Ltd.
Series AA, (BRMMUSDF
+ 0.00%), 4.19%,
12/22/2025(b)(d) 250,000 239,500
Series AA, (1 Month
Treasury Bill Rate
+ 5.90%), 10.24%,
7/8/2027(b)(d) 250,000 252,650
Gateway Re Ltd.
Series A, (1 Month
Treasury Bill Rate
+ 0.00%), 4.33%,
12/22/2025(b)(d) 250,000 234,125
Series A, (1 Month
Treasury Bill Rate +
13.94%), 18.27%,
2/24/2026(b)(d) 250,000 257,800
Series A, (BRMMUSDF
+ 10.88%), 15.07%,
7/8/2026(b)(d) 500,000 495,650
Gateway Re Ltd., Series
AAA, (1 Month Treasury
Bill Rate + 4.25%),
8.58%, 7/7/2028(b)(d) 500,000 492,450
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 457,925
Residential Reinsurance
2023 Ltd., Series 5,
(3 Month Treasury Bill
Rate + 5.97%), 10.30%,
12/6/2027(b)(d) 250,000 260,950
Residential Reinsurance
2023 Ltd., Series 3,
(1 Month Treasury Bill
Rate + 8.70%), 13.03%,
12/6/2027(b)(d) 250,000 259,125
15,837,842
IT Services 0.8%
Acuris Finance US, Inc.,
9.00%, 8/1/2029(b) 3,905,000 3,972,937
CoreWeave, Inc., 9.00%,
2/1/2031(b)(e) 5,725,000 5,700,591
9,673,528
Media 0.3%
CSC Holdings LLC,
11.75%, 1/31/2029(b)(e) 4,300,000 4,022,173

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Multi-Utilities 0.4%
Sempra, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.14%), 6.55%,
4/1/2055(d) 5,480,000 5,287,594
Office REITs 0.1%
COPT Defense Properties
LP, 2.90%, 12/1/2033(e) 1,850,000 1,531,821
Oil, Gas & Consumable Fuels 4.9%
APA Corp., 6.75%,
2/15/2055(b)(e) 12,221,000 11,488,380
BP Capital Markets plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.92%), 6.13%,
3/18/2035(d)(e)(g) 7,605,000 7,627,126
Delek Logistics Partners
LP, 8.63%, 3/15/2029(b) 5,840,000 6,077,741
Energy Transfer LP
6.55%, 12/1/2033 1,240,000 1,337,939
5.60%, 9/1/2034(e) 1,005,000 1,016,337
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 859,000 879,473
Hilcorp Energy I LP
6.88%, 5/15/2034(b) 3,145,000 3,028,293
7.25%, 2/15/2035(b) 4,895,000 4,770,503
Phillips 66 Co., 5.25%,
6/15/2031(e) 3,530,000 3,622,157
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b) 4,395,000 4,476,401
Venture Global
Plaquemines LNG LLC
6.50%, 1/15/2034(b)(e) 2,680,000 2,757,053
6.75%, 1/15/2036(b) 4,940,000 5,081,805
Wildfire Intermediate
Holdings LLC, 7.50%,
10/15/2029(b) 6,970,000 6,935,435
59,098,643
Passenger Airlines 0.5%
American Airlines, Inc.,
5.75%, 4/20/2029(b)(e) 190,000 189,933
Avianca Midco 2 plc,
9.63%, 2/14/2030(b) 6,450,000 5,998,500
6,188,433
Pharmaceuticals 0.5%
1261229 BC Ltd., 10.00%,
4/15/2032(b) 5,345,000 5,441,685
Tricida, Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
5,441,685
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 0.5%
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 1,225,000 1,281,565
5.88%, 1/25/2034(b)(e) 1,321,000 1,333,849
6.40%, 1/25/2038(b) 450,000 467,968
6.30%, 1/25/2039(b) 2,470,000 2,542,274
5,625,656
Software 0.1%
Autodesk, Inc., 5.30%,
6/15/2035(e) 1,590,000 1,610,928
Specialty Retail 0.5%
AutoNation, Inc., 5.89%,
3/15/2035 5,740,000 5,814,941
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc., 3.50%,
2/11/2037 EUR 5,440,000 5,992,117
387,279,889
Total Corporate Bonds
(cost $698,624,817) 707,223,553
Mortgage-Backed Securities 17.4%
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 5.50%, 8/25/2040 20,000,000 20,336,565
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.50%, 8/25/2055 23,000,000 20,544,250
4.00%, 8/25/2055 23,000,000 21,210,719
4.50%, 8/25/2055 33,000,000 31,300,294
5.00%, 8/25/2055 32,000,000 31,142,326
5.50%, 8/25/2055 42,000,000 41,777,641
6.50%, 8/25/2055 10,000,000 10,314,123
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2055 11,000,000 11,152,040
GNMA TBA
6.00%, 8/15/2055 10,000,000 10,133,980
6.50%, 8/15/2055 10,000,000 10,264,016
Total Mortgage-Backed Securities
(cost $207,763,191) 208,175,954
Foreign Government Securities 3.7%
CHILE 0.2%
Republic of Chile, 3.75%,
1/14/2032 EUR 1,870,000 2,177,138
COLOMBIA 0.4%
Republic of Colombia,
8.50%, 4/25/2035 4,000,000 4,234,000
IVORY COAST 0.7%
Republic of Cote d'Ivoire,
4.88%, 1/30/2032 (b) 7,761,000 8,177,497

20 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO 1.0%
United Mexican States
5.13%, 5/4/2037 EUR 6,420,000 7,255,433
6.88%, 5/13/2037 2,250,000 2,322,000
6.63%, 1/29/2038 3,000,000 3,015,000
12,592,433
PERU 0.7%
Republic of Peru, 5.50%,
3/30/2036 8,230,000 8,187,616
SAUDI ARABIA 0.7%
Kingdom of Saudi Arabia
3.38%, 3/5/2032 (b) 3,455,000 3,949,001
5.63%, 1/13/2035 (b) 4,785,000 4,998,222
8,947,223
Total Foreign Government Securities
(cost $42,314,919) 44,315,907
Supranational 0.1%
International Bank for
Reconstruction &
Development
(SOFR + 7.19%), ,
11.58%, 12/29/2027(b)
(d) 250,000 253,200
(SOFR + 4.22%), ,
8.61%, 4/24/2028(b)(d) 250,000 256,850
(SOFR + 12.22%), ,
16.52%, 4/24/2028(b)(d) 250,000 262,750
(SOFR + 13.72%), ,
18.02%, 4/24/2028(b)(d) 250,000 255,625
Total Supranational
(cost $992,427) 1,028,425
Common Stocks 0.0%
†
Shares
CHILE 0.0%
†
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA *^∞ 1,018 25,450
MEXICO 0.0%
†
Passenger Airlines 0.0%
†
Grupo Aeromexico SAB de
CV *^∞ 21,107 335,653
UNITED STATES 0.0%
†
Media 0.0%
†
Diamond Sports Group
LLC *∞ 79 1,060
Total Common Stocks
(cost $379,310) 362,163
Warrants 0.0%
†
Number of
Warrants Value ($)
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026* 21,088 11,140
Total Warrants
(cost $0)
11,140
Loan Participations 2.2%
Principal
Amount ($)
UNITED STATES 2.2%
Diversified Consumer Services 0.3%
Champions Financing,
Inc., First Lien Term
Loan, (CME Term SOFR
3 Month + 4.75%),
9.08%, 2/6/2029 (d) 3,366,000 3,115,839
Electric Utilities 0.1%
Alpha Generation LLC,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 2.00%), 6.36%,
9/30/2031 (d) 1,568,150 1,565,218
Health Care Equipment & Supplies 0.1%
Sotera Health Holdings
LLC, First Lien Term
Loan, (CME Term SOFR
3 Month + 3.25%),
7.55%, 5/30/2031 (d) 785,939 787,417
Insurance 1.1%
River Rock Entertainment,
First Lien Term Loan,
(CME Term SOFR
3 Month + 9.00%),
10.00%, 6/25/2031 (d) 13,815,000 13,400,550
Media 0.0%
†
DIRECTV Financing LLC,
First Lien Term Loan
B, (CME Term SOFR 3
Month + 5.25%), 9.82%,
8/2/2029 (d) 458,450 454,131
Pharmaceuticals 0.5%
1261229 BC Ltd., First
Lien Term Loan, (CME
Term SOFR 1 Month
+ 6.25%), 10.61%,
10/8/2030 (d) 6,435,000 6,296,261
Professional Services 0.1%
Amentum Holdings, Inc.,
First Lien Term Loan,
(CME Term SOFR 1
Month + 2.25%), 6.61%,
9/29/2031 (d) 921,375 920,914
Total Loan Participations
(cost $26,721,015)
26,540,330

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 21
Convertible Bond 0.1%
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0.1%
WOM Chile Holdco SpA,
5.00%, 4/1/2032 (b)(f) 629,927 608,257
Total Convertible Bond
(cost  $629,665) 608,257
Short-Term Investment 2.9%
U.S. Treasury Obligation 2.9%
U.S. Treasury Bills,0.00%
8/5/2025 35,000,000 34,983,213
Total Short-Term Investment
(cost $34,983,406)
34,983,213
Repurchase Agreements 5.5%
CF Secured, LLC 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase
price $21,500,487,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$21,930,500. (h) 21,497,895 21,497,895
Santander US Capital
Markets 4.36%,
dated 7/31/2025, due
8/1/2025, repurchase
price $9,001,090,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$9,181,112. (h) 9,000,000 9,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale 4.35%,
dated 7/31/2025, due
8/1/2025, repurchase
price $35,004,229,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 4.50%, maturing
2/15/2038 - 2/15/2052;
total market value
$35,700,003. (h) 35,000,000 35,000,000
Total Repurchase
Agreements
(cost $65,497,895)
65,497,895
Total Investments
(cost $1,434,718,015) — 121.4% 1,450,345,891
Liabilities in excess of other assets
— (21.4)% (255,712,520)
NET ASSETS — 100.0%
$ 1,194,633,371

22 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
July 31, 2025.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2025 was $827,611,602 which
represents 69.28% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of July 31, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2025.
(e) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $65,612,525, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $65,497,895 and by $2,507,300 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% - 4.88%, and maturity
dates ranging from 8/31/2025 - 5/15/2052, a total value of
$68,005,195.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2025. The maturity date reflects the next call date.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $65,497,895.
BRMMUSDF BlackRock Money Market US Treasury Fund
Index
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FHMMUSTF Federated Hermes Money Market US Treasury
Fund Index
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GSMMUSTI Goldman Sachs Money Market US Treasury
Instrument Index
ICE Intercontinental Exchange
IO Interest only
JMMMUSTF JP Morgan Money Market US Treasury Fund
Index
MSMMUSTF MSILF Money Market US Treasury Fund Index
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 23
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.35 USD 462,712 (8,074) (3,308) (11,382)
Markit CDX North
American High
Yield Index Series
44-V1 5.00 Quarterly 6/20/2030 3.22 USD 247,700,000 (12,261,980) (7,107,420) (19,369,400)
(12,270,054) (7,110,728) (19,380,782)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 56,200,557 EUR 47,870,314 Morgan Stanley Co., Inc. 8/20/2025 1,511,646
Total unrealized appreciation 1,511,646
USD 354,370 MXN 6,772,959 Goldman Sachs International 9/25/2025 (2,564)
Total unrealized depreciation (2,564)
Net unrealized appreciation 1,509,082
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

24 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 57 9/2025 USD 11,798,109 (13,951)
Total long contracts (13,951)
Short Contracts
Euro-Bobl (7) 9/2025 EUR (936,800) 7,748
Euro-Bund (21) 9/2025 EUR (3,108,286) 35,097
U.S. Treasury 5 Year Note (1,664) 9/2025 USD (179,998,000) (152,122)
U.S. Treasury 10 Year Note (530) 9/2025 USD (58,863,125) (325,368)
U.S. Treasury 10 Year Ultra Note (2,084) 9/2025 USD (235,654,813) (1,651,847)
U.S. Treasury Long Bond (375) 9/2025 USD (42,820,312) (757,142)
U.S. Treasury Ultra Bond (277) 9/2025 USD (32,495,562) (602,187)
Total short contracts (3,445,821)
Net contracts (3,459,772)
Currency:
EUR Euro
USD United States Dollar

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 175,496,981 $ – $ 175,496,981
Collateralized Mortgage Obligations – 147,756,962 – 147,756,962
Commercial Mortgage-Backed Securities – 38,345,111 – 38,345,111
Common Stocks
Media – 1,060 – 1,060
Passenger Airlines – – 335,653 335,653
Wireless Telecommunication Services – – 25,450 25,450
Total Common Stocks $ – $ 1,060 $ 361,103 $ 362,163
Convertible Bond – 608,257 – 608,257

26 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds
Aerospace & Defense $ – $ 9,454,674 $ – $ 9,454,674
Automobiles – 25,627,780 – 25,627,780
Banks – 149,718,824 – 149,718,824
Capital Markets – 37,735,438 – 37,735,438
Chemicals – 12,525,929 – 12,525,929
Commercial Services & Supplies – 14,955,837 – 14,955,837
Consumer Finance – 51,426,313 – 51,426,313
Containers & Packaging – 4,732,035 – 4,732,035
Diversified Consumer Services – 6,004,550 – 6,004,550
Diversified REITs – 8,950,034 – 8,950,034
Diversified Telecommunication Services – 16,623,721 – 16,623,721
Electric Utilities – 16,005,633 – 16,005,633
Energy Equipment & Services – 11,204,945 – 11,204,945
Financial Services – 31,069,340 – 31,069,340
Food Products – 12,352,764 – 12,352,764
Gas Utilities – 1,072,444 – 1,072,444
Health Care Providers & Services – 14,660,715 – 14,660,715
Health Care REITs – 2,779,297 – 2,779,297
Hotels, Restaurants & Leisure – 24,582,312 – 24,582,312
Insurance – 96,600,989 – 96,600,989
IT Services – 9,673,528 – 9,673,528
Media – 4,022,173 – 4,022,173
Metals & Mining – 1,810,200 – 1,810,200
Multi-Utilities – 5,971,966 – 5,971,966
Office REITs – 1,531,821 – 1,531,821
Oil, Gas & Consumable Fuels – 86,180,796 – 86,180,796
Passenger Airlines – 20,470,226 – 20,470,226
Pharmaceuticals – 10,130,611 – 10,130,611
Semiconductors & Semiconductor
Equipment – 5,625,656 – 5,625,656
Software – 1,610,928 – 1,610,928
Specialty Retail – 5,814,941 – 5,814,941
Wireless Telecommunication Services – 6,297,133 – 6,297,133
Total Corporate Bonds $ – $ 707,223,553 $ – $ 707,223,553
Foreign Government Securities – 44,315,907 – 44,315,907
Forward Foreign Currency Contracts – 1,511,646 – 1,511,646
Futures Contracts 42,845 – – 42,845
Loan Participations – 26,540,330 – 26,540,330
Mortgage-Backed Securities – 208,175,954 – 208,175,954
Repurchase Agreements – 65,497,895 – 65,497,895
Short-Term Investment – 34,983,213 – 34,983,213
Supranational – 1,028,425 – 1,028,425
Warrants 11,140 – – 11,140
Total Assets $ 53,985 $ 1,451,485,294 $ 361,103 $ 1,451,900,382
Liabilities:
Credit Default Swaps† $ – $ (7,110,728) $ – $ (7,110,728)
Forward Foreign Currency Contracts – (2,564) – (2,564)
Futures Contracts (3,502,617) – – (3,502,617)
Total Liabilities $ (3,502,617) $ (7,113,292) $ – $ (10,615,909)
Total $ (3,448,632) $ 1,444,372,002 $ 361,103 $ 1,441,284,473
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of July 31, 2025, the fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 27
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2025 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Common
Stocks Total
Balance as of 10/31/2024 $ 421,940 $ 421,940
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
33,084 33,084
Sales — —
Change in Unrealized Appreciation/Depreciation (93,921) (93,921)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2025 $ 361,103 $ 361,103
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2025 $ (93,921) $ (93,921)

28 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strate-
gic Income Fund)
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) - July 31, 2025 (Unaudited) - Statement of
Investments - 29
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 1,511,646
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 42,845
Total $ 1,554,491
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (7,110,728)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (2,564)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (3,502,617)
Total $ (10,615,909)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks 98 .3%
Shares Value ($)
AUSTRALIA 3 .3%
Banks 0 .2%
National Australia Bank Ltd. 21,000 521,333
Broadline Retail 0 .7%
Wesfarmers Ltd. 32,000 1,753,694
Capital Markets 0 .3%
Macquarie Group Ltd. 5,000 690,042
Commercial Services & Supplies 0 .4%
Brambles Ltd. 65,000 994,021
Consumer Staples Distribution & Retail 0 .9%
Coles Group Ltd. 70,000 932,600
Woolworths Group Ltd. 50,000 1,012,178
1,944,778
Metals & Mining 0 .8%
BHP Group Ltd. 40,000 1,014,394
Rio Tinto plc 13,000 771,949
1,786,343
7,690,211
AUSTRIA 0 .4%
Banks 0 .4%
Erste Group Bank AG 10,000 914,373
BELGIUM 0 .4%
Banks 0 .4%
KBC Group NV 10,000 1,047,185
BRAZIL 0 .8%
Banks 0 .5%
Itau Unibanco Holding SA, ADR 180,000 1,128,600
Chemicals 0 .3%
Yara International ASA 20,000 738,890
1,867,490
CANADA 2 .1%
Banks 0 .7%
Canadian Imperial Bank of
Commerce 24,000 1,715,301
Consumer Staples Distribution & Retail 0 .5%
Loblaw Cos. Ltd. 7,000 1,131,993
Insurance 0 .5%
Manulife Financial Corp. 35,000 1,082,888
Metals & Mining 0 .4%
Kinross Gold Corp. 65,000 1,040,000
4,970,182
CHINA 2 .6%
Automobiles 0 .4%
BYD Co. Ltd., Class H (a) 60,000 882,643
Banks 0 .6%
BOC Hong Kong Holdings Ltd. 290,000 1,304,511
Broadline Retail 0 .7%
Alibaba Group Holding Ltd., ADR 10,500 1,266,615
PDD Holdings, Inc., ADR * 5,000 567,250
1,833,865
Hotels, Restaurants & Leisure 0 .3%
Meituan, Class B Reg. S *(b) 40,000 619,962
Interactive Media & Services 0 .6%
Tencent Holdings Ltd. 20,000 1,402,008
6,042,989
Common Stocks
Shares Value ($)
DENMARK 0 .9%
Banks 0 .4%
Danske Bank A/S 23,000 911,340
Pharmaceuticals 0 .5%
Novo Nordisk A/S, Class B 25,000 1,153,956
2,065,296
FINLAND 0 .3%
Machinery 0 .3%
Kone OYJ, Class B 12,000 737,114
FRANCE 8 .3%
Aerospace & Defense 1 .3%
Airbus SE 6,000 1,201,448
Safran SA 6,000 1,975,838
3,177,286
Banks 0 .7%
BNP Paribas SA 19,000 1,730,875
Building Products 0 .6%
Cie de Saint-Gobain SA 12,000 1,368,733
Chemicals 0 .6%
Air Liquide SA 7,000 1,377,857
Construction & Engineering 0 .5%
Eiffage SA 9,000 1,206,327
Diversified Telecommunication Services 0 .3%
Orange SA 50,000 760,244
Food Products 0 .8%
Danone SA 22,000 1,804,610
Health Care Equipment & Supplies 0 .4%
EssilorLuxottica SA 3,000 889,893
Insurance 0 .5%
AXA SA 25,000 1,214,990
IT Services 0 .2%
Capgemini SE 3,000 446,924
Media 0 .3%
Publicis Groupe SA 6,500 589,523
Oil, Gas & Consumable Fuels 1 .0%
TotalEnergies SE 40,000 2,376,848
Textiles, Apparel & Luxury Goods 1 .1%
Hermes International SCA 400 977,214
LVMH Moet Hennessy Louis
Vuitton SE 3,000 1,613,049
2,590,263
19,534,373
GERMANY 12 .7%
Aerospace & Defense 0 .9%
Rheinmetall AG 1,100 2,162,874
Air Freight & Logistics 0 .4%
Deutsche Post AG 20,000 899,732
Capital Markets 0 .5%
Deutsche Boerse AG 4,300 1,245,018
Construction Materials 0 .8%
Heidelberg Materials AG 8,000 1,848,178
Diversified Telecommunication Services 1 .1%
Deutsche Telekom AG
(Registered) 75,000 2,688,122

Nationwide Bailard International Equities Fund - July 31, 2025 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
GERMANY
Electrical Equipment 1 .0%
Siemens Energy AG * 20,000 2,325,899
Household Products 0 .3%
Henkel AG & Co. KGaA
(Preference) (a) 10,000 771,420
Industrial Conglomerates 1 .3%
Siemens AG (Registered) 11,500 2,949,087
Insurance 1 .9%
Allianz SE (Registered) 4,500 1,782,207
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 4,000 2,627,882
4,410,089
Machinery 0 .4%
GEA Group AG 12,000 864,504
Multi-Utilities 0 .6%
E.ON SE 80,000 1,457,237
Pharmaceuticals 0 .3%
Bayer AG (Registered) 25,000 778,854
Semiconductors & Semiconductor Equipment 0 .6%
Infineon Technologies AG 33,000 1,303,721
Software 2 .1%
SAP SE 17,000 4,866,316
Textiles, Apparel & Luxury Goods 0 .5%
adidas AG 6,000 1,150,239
29,721,290
HONG KONG 1 .3%
Food Products 0 .5%
WH Group Ltd. Reg. S (b) 1,100,000 1,108,758
Insurance 0 .8%
AIA Group Ltd. 130,000 1,216,342
Prudential plc 50,000 632,850
1,849,192
2,957,950
IRELAND 0 .5%
Banks 0 .5%
AIB Group plc 140,000 1,100,195
ISRAEL 1 .4%
Banks 0 .7%
Bank Hapoalim BM 85,000 1,595,268
Pharmaceuticals 0 .2%
Teva Pharmaceutical Industries
Ltd., ADR * 30,000 463,500
Software 0 .5%
Check Point Software
Technologies Ltd. * 6,000 1,117,200
3,175,968
ITALY 4 .6%
Automobiles 0 .6%
Ferrari NV 3,400 1,487,384
Banks 1 .7%
Intesa Sanpaolo SpA 400,000 2,411,846
UniCredit SpA 20,000 1,471,411
3,883,257
Common Stocks
Shares Value ($)
ITALY
Electric Utilities 0 .9%
Enel SpA 250,000 2,204,036
Electrical Equipment 0 .9%
Prysmian SpA 25,000 1,999,092
Insurance 0 .5%
Generali 30,000 1,118,561
10,692,330
JAPAN 17 .1%
Automobiles 1 .1%
Honda Motor Co. Ltd. (a) 75,000 774,335
Suzuki Motor Corp. 60,000 657,837
Toyota Motor Corp. 60,000 1,071,820
2,503,992
Banks 1 .3%
Mitsubishi UFJ Financial Group,
Inc. 90,000 1,246,607
Sumitomo Mitsui Financial Group,
Inc. 55,000 1,389,124
Sumitomo Mitsui Trust Group, Inc. 25,000 652,632
3,288,363
Beverages 1 .0%
Asahi Group Holdings Ltd. 125,000 1,583,501
Kirin Holdings Co. Ltd. 65,000 859,374
2,442,875
Chemicals 1 .1%
Mitsubishi Chemical Group Corp. 100,000 544,465
Nitto Denko Corp. 55,000 1,135,178
Shin-Etsu Chemical Co. Ltd. 30,000 865,474
2,545,117
Consumer Staples Distribution & Retail 0 .3%
Seven & i Holdings Co. Ltd. 50,000 658,260
Electrical Equipment 0 .6%
Mitsubishi Electric Corp. 65,000 1,427,378
Entertainment 0 .4%
Nintendo Co. Ltd. 12,000 1,001,534
Financial Services 0 .5%
ORIX Corp. 50,000 1,119,221
Health Care Equipment & Supplies 0 .7%
Hoya Corp. 5,000 631,982
Olympus Corp. 80,000 954,460
1,586,442
Household Durables 1 .3%
Panasonic Holdings Corp. 100,000 945,741
Sony Group Corp. 85,000 2,057,060
3,002,801
Industrial Conglomerates 0 .6%
Hitachi Ltd. 45,000 1,382,457
Insurance 0 .3%
MS&AD Insurance Group
Holdings, Inc. 35,000 745,584
IT Services 0 .6%
NEC Corp. 45,000 1,295,950
Machinery 1 .0%
Komatsu Ltd. 45,000 1,438,758
Kubota Corp. 75,000 833,081
2,271,839

32 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
Metals & Mining 0 .2%
Nippon Steel Corp. (a) 30,000 577,659
Personal Care Products 0 .3%
Kao Corp. 16,000 721,142
Pharmaceuticals 1 .0%
Shionogi & Co. Ltd. 80,000 1,332,603
Takeda Pharmaceutical Co. Ltd. 35,000 962,004
2,294,607
Professional Services 0 .4%
Recruit Holdings Co. Ltd. 16,000 949,286
Real Estate Management & Development 0 .4%
Daito Trust Construction Co. Ltd. 8,000 821,233
Semiconductors & Semiconductor Equipment 1 .3%
Advantest Corp. 12,100 810,861
Renesas Electronics Corp. 65,000 802,061
Tokyo Electron Ltd. 8,500 1,522,219
3,135,141
Specialty Retail 0 .3%
Fast Retailing Co. Ltd. 2,500 764,172
Technology Hardware, Storage & Peripherals 0 .5%
Canon, Inc. (a) 40,000 1,131,776
Trading Companies & Distributors 1 .1%
Mitsui & Co. Ltd. 60,000 1,223,938
Sumitomo Corp. 50,000 1,268,888
2,492,826
Wireless Telecommunication Services 0 .8%
KDDI Corp. 43,000 705,802
SoftBank Corp. 750,000 1,083,218
1,789,020
39,948,675
NETHERLANDS 2 .5%
Banks 0 .3%
ING Groep NV 35,000 813,292
Consumer Staples Distribution & Retail 0 .5%
Koninklijke Ahold Delhaize NV 30,000 1,183,879
Professional Services 0 .3%
Wolters Kluwer NV 5,000 777,853
Semiconductors & Semiconductor Equipment 1 .4%
ASML Holding NV (Registered),
ADR 4,500 3,126,195
5,901,219
NORWAY 1 .3%
Diversified Telecommunication Services 0 .5%
Telenor ASA 80,000 1,227,571
Food Products 0 .3%
Orkla ASA 75,000 790,135
Oil, Gas & Consumable Fuels 0 .5%
Equinor ASA 43,000 1,104,893
3,122,599
SINGAPORE 3 .3%
Aerospace & Defense 0 .2%
Singapore Technologies
Engineering Ltd. 80,000 538,212
Banks 1 .2%
DBS Group Holdings Ltd. 35,000 1,284,670
Common Stocks
Shares Value ($)
SINGAPORE
Banks
United Overseas Bank Ltd. 55,000 1,515,568
2,800,238
Capital Markets 0 .7%
Singapore Exchange Ltd. 125,000 1,534,914
Diversified Telecommunication Services 0 .3%
Singapore Telecommunications
Ltd. 250,000 745,401
Entertainment 0 .9%
Sea Ltd., ADR * 14,000 2,193,100
7,811,865
SOUTH KOREA 2 .0%
Automobiles 0 .7%
Kia Corp. 20,000 1,468,395
Banks 0 .3%
KB Financial Group, Inc. 10,000 795,289
Machinery 0 .3%
HD Hyundai Heavy Industries Co.
Ltd. 2,000 703,702
Semiconductors & Semiconductor Equipment 0 .3%
SK Hynix, Inc. 4,000 775,708
Technology Hardware, Storage & Peripherals 0 .4%
Samsung Electronics Co. Ltd. 20,000 1,022,443
4,765,537
SPAIN 5 .5%
Banks 2 .0%
Banco Bilbao Vizcaya Argentaria
SA 175,000 2,921,120
CaixaBank SA 180,000 1,693,084
4,614,204
Construction & Engineering 0 .7%
ACS Actividades de Construccion
y Servicios SA (a) 22,722 1,565,100
Diversified Telecommunication Services 0 .4%
Telefonica SA (a) 200,000 1,034,323
Electric Utilities 1 .2%
Endesa SA 37,000 1,069,921
Iberdrola SA (a) 102,133 1,792,685
2,862,606
Specialty Retail 0 .6%
Industria de Diseno Textil SA 30,000 1,434,234
Transportation Infrastructure 0 .6%
Aena SME SA Reg. S (b) 50,000 1,345,689
12,856,156
SWEDEN 2 .4%
Banks 0 .5%
Skandinaviska Enskilda Banken
AB, Class A 70,000 1,222,284
Commercial Services & Supplies 0 .5%
Securitas AB, Class B (a) 80,000 1,184,260
Communications Equipment 0 .5%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,088,049

Nationwide Bailard International Equities Fund - July 31, 2025 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
SWEDEN
Diversified Telecommunication Services 0 .5%
Telia Co. AB (a) 350,000 1,233,957
Machinery 0 .4%
Volvo AB, Class B 30,000 859,372
5,587,922
SWITZERLAND 2 .7%
Building Products 0 .3%
Geberit AG (Registered) 1,000 764,191
Capital Markets 0 .3%
UBS Group AG (Registered) 17,000 631,726
Electrical Equipment 0 .6%
ABB Ltd. (Registered) 23,000 1,505,005
Insurance 0 .9%
Zurich Insurance Group AG 2,700 1,836,884
Textiles, Apparel & Luxury Goods 0 .6%
Cie Financiere Richemont SA
(Registered) 9,000 1,464,593
6,202,399
TAIWAN 1 .7%
Semiconductors & Semiconductor Equipment 1 .7%
Alchip Technologies Ltd. 4,000 516,607
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 14,000 3,382,680
3,899,287
UNITED KINGDOM 11 .2%
Aerospace & Defense 0 .9%
BAE Systems plc 28,000 666,457
Rolls-Royce Holdings plc 100,000 1,410,537
2,076,994
Banks 2 .2%
Barclays plc 450,000 2,192,059
HSBC Holdings plc 115,000 1,397,603
NatWest Group plc 230,000 1,596,538
5,186,200
Beverages 0 .2%
Diageo plc 18,000 439,547
Broadline Retail 0 .4%
Next plc 6,000 973,863
Capital Markets 0 .9%
3i Group plc 40,000 2,187,053
Diversified Consumer Services 0 .5%
Pearson plc 75,000 1,061,094
Hotels, Restaurants & Leisure 1 .0%
Compass Group plc 35,000 1,230,119
InterContinental Hotels Group plc 10,000 1,152,241
2,382,360
Household Products 0 .6%
Reckitt Benckiser Group plc 20,000 1,494,361
Multi-Utilities 0 .6%
Centrica plc 615,000 1,334,178
Personal Care Products 1 .2%
Unilever plc 49,000 2,849,948
Pharmaceuticals 1 .6%
AstraZeneca plc, ADR 50,000 3,654,500
Common Stocks
Shares Value ($)
UNITED KINGDOM
Professional Services 1 .1%
Intertek Group plc 17,000 1,105,278
RELX plc 30,000 1,554,973
2,660,251
26,300,349
UNITED STATES 9 .0%
Construction Materials 0 .5%
Holcim AG 15,000 1,189,291
Electrical Equipment 1 .2%
Schneider Electric SE 11,000 2,870,245
Entertainment 0 .7%
Spotify Technology SA * 2,700 1,691,658
Food Products 0 .7%
Nestle SA (Registered) 19,000 1,656,991
Insurance 0 .5%
Swiss Re AG 7,000 1,249,357
Oil, Gas & Consumable Fuels 1 .4%
BP plc 216,000 1,157,397
Shell plc 62,000 2,224,703
3,382,100
Pharmaceuticals 4 .0%
GSK plc 90,000 1,657,582
Novartis AG (Registered) 30,000 3,395,888
Roche Holding AG 10,000 3,137,737
Sanofi SA 10,000 908,697
9,099,904
21,139,546
Total Common Stocks
(cost $167,442,994) 230,052,500
Repurchase Agreement 2 .3%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$5,413,864, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053; total
market value $5,522,142.(c) 5,413,211 5,413,211
Total Repurchase Agreement
(cost $5,413,211) 5,413,211
Total Investments
(cost $172,856,205) — 100.6% 235,465,711
Liabilities in excess of other assets — (0.6)% (1,488,885)
NET ASSETS — 100.0%
$233,976,826

34 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $6,054,050, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$5,413,211 and by $1,109,309 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.63%, and maturity dates ranging from 8/7/2025 -
8/15/2054, a total value of $6,522,520.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$3,074,409 which represents 1.31% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $5,413,211.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Bailard International Equities Fund - July 31, 2025 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 7,955,365 $ – $ 7,955,365
Air Freight & Logistics – 899,732 – 899,732
Automobiles – 6,342,414 – 6,342,414
Banks 2,843,900 31,728,210 – 34,572,110
Beverages – 2,882,421 – 2,882,421
Broadline Retail 1,833,865 2,727,557 – 4,561,422
Building Products – 2,132,924 – 2,132,924
Capital Markets – 6,288,754 – 6,288,754
Chemicals – 4,661,863 – 4,661,863
Commercial Services & Supplies – 2,178,282 – 2,178,282
Communications Equipment – 1,088,049 – 1,088,049
Construction & Engineering – 2,771,427 – 2,771,427
Construction Materials – 3,037,469 – 3,037,469
Consumer Staples Distribution & Retail 1,131,993 3,786,916 – 4,918,909
Diversified Consumer Services – 1,061,094 – 1,061,094
Diversified Telecommunication Services – 7,689,619 – 7,689,619
Electric Utilities – 5,066,642 – 5,066,642
Electrical Equipment – 10,127,620 – 10,127,620
Entertainment 3,884,758 1,001,534 – 4,886,292
Financial Services – 1,119,221 – 1,119,221
Food Products – 5,360,494 – 5,360,494
Health Care Equipment & Supplies – 2,476,335 – 2,476,335
Hotels, Restaurants & Leisure – 3,002,321 – 3,002,321
Household Durables – 3,002,800 – 3,002,800
Household Products – 2,265,781 – 2,265,781
Industrial Conglomerates – 4,331,544 – 4,331,544
Insurance 1,082,888 12,424,657 – 13,507,545
Interactive Media & Services – 1,402,008 – 1,402,008
IT Services – 1,742,874 – 1,742,874
Machinery – 5,436,531 – 5,436,531
Media – 589,523 – 589,523
Metals & Mining 1,040,000 2,364,003 – 3,404,003
Multi-Utilities – 2,791,414 – 2,791,414
Oil, Gas & Consumable Fuels – 6,863,841 – 6,863,841
Personal Care Products – 3,571,090 – 3,571,090
Pharmaceuticals 4,118,001 13,327,321 – 17,445,322
Professional Services – 4,387,390 – 4,387,390
Real Estate Management & Development – 821,233 – 821,233
Semiconductors & Semiconductor
Equipment 6,508,874 5,731,177 – 12,240,051
Software 1,117,200 4,866,316 – 5,983,516
Specialty Retail – 2,198,406 – 2,198,406
Technology Hardware, Storage &
Peripherals – 2,154,219 – 2,154,219
Textiles, Apparel & Luxury Goods – 5,205,095 – 5,205,095
Trading Companies & Distributors – 2,492,826 – 2,492,826
Transportation Infrastructure – 1,345,689 – 1,345,689
Wireless Telecommunication Services – 1,789,020 – 1,789,020
Total Common Stocks $ 23,561,479 $ 206,491,021 $ – $ 230,052,500
Repurchase Agreement – 5,413,211 – 5,413,211
Total $ 23,561,479 $ 211,904,232 $ – $ 235,465,711
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Global Sustainable Equity Fund - July 31, 2025 (Unaudited) - Statement of Investments - 37
Common Stocks 99 .2%
Shares Value ($)
BRAZIL 1 .4%
Broadline Retail 1 .4%
MercadoLibre, Inc. * 1,321 3,135,909
CANADA 0 .8%
Ground Transportation 0 .8%
Canadian Pacific Kansas City Ltd. 26,010 1,913,036
CHINA 0 .0%
†
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
FRANCE 3 .6%
Food Products 1 .8%
Danone SA 49,945 4,096,876
Insurance 1 .8%
AXA SA 82,160 3,992,943
8,089,819
GERMANY 1 .4%
Machinery 1 .4%
Knorr-Bremse AG 30,800 3,087,583
IRELAND 2 .8%
Banks 2 .8%
Bank of Ireland Group plc 470,473 6,298,745
ITALY 1 .0%
Electrical Equipment 1 .0%
Prysmian SpA 26,983 2,157,660
JAPAN 2 .8%
Electronic Equipment, Instruments & Components 0 .9%
Keyence Corp. 5,700 2,060,840
Household Durables 1 .9%
Sony Group Corp. 173,100 4,189,141
6,249,981
JERSEY 1 .0%
Automobile Components 1 .0%
Aptiv plc * 32,783 2,250,225
NETHERLANDS 4 .2%
Entertainment 1 .2%
Universal Music Group NV (a) 94,470 2,718,272
Health Care Equipment & Supplies 1 .4%
Koninklijke Philips NV 124,182 3,247,472
Semiconductors & Semiconductor Equipment 1 .6%
ASML Holding NV 5,065 3,514,633
9,480,377
NORWAY 1 .4%
Oil, Gas & Consumable Fuels 1 .4%
Equinor ASA 122,948 3,159,171
SPAIN 2 .1%
Banks 2 .1%
Banco Bilbao Vizcaya Argentaria
SA 289,793 4,837,258
UNITED KINGDOM 4 .8%
Electronic Equipment, Instruments & Components 2 .0%
Spectris plc 85,118 4,466,378
Personal Care Products 1 .4%
Unilever plc 53,781 3,136,775
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 1 .4%
AstraZeneca plc 22,249 3,245,068
10,848,221
UNITED STATES 71 .9%
Automobiles 0 .7%
Rivian Automotive, Inc., Class A
*(a) 131,054 1,686,665
Banks 2 .4%
First Horizon Corp. 245,457 5,353,417
Broadline Retail 3 .9%
Amazon.com, Inc. * 37,473 8,772,804
Building Products 1 .8%
Advanced Drainage Systems, Inc. 25,331 2,906,733
Masco Corp. 17,719 1,207,195
4,113,928
Chemicals 0 .6%
Linde plc 2,951 1,358,227
Commercial Services & Supplies 1 .2%
Montrose Environmental Group,
Inc. * 70,959 1,610,060
MSA Safety, Inc. 6,578 1,170,029
2,780,089
Construction & Engineering 2 .0%
AECOM 39,672 4,472,621
Consumer Finance 2 .1%
Capital One Financial Corp. 21,642 4,653,030
Electrical Equipment 2 .4%
GE Vernova, Inc. 5,438 3,590,657
Regal Rexnord Corp. 12,276 1,876,755
5,467,412
Energy Equipment & Services 0 .9%
Schlumberger NV 62,007 2,095,837
Entertainment 3 .5%
Take-Two Interactive Software,
Inc. * 12,562 2,797,934
Walt Disney Co. (The) 42,196 5,025,966
7,823,900
Financial Services 2 .8%
Apollo Global Management, Inc. 20,029 2,910,614
Visa, Inc., Class A (a) 9,644 3,331,713
6,242,327
Health Care Equipment & Supplies 1 .7%
Alcon AG (a) 43,870 3,848,007
Health Care Providers & Services 1 .1%
UnitedHealth Group, Inc. 9,922 2,476,134
Insurance 2 .4%
Marsh & McLennan Cos., Inc. 15,671 3,121,663
Progressive Corp. (The) 9,817 2,376,107
5,497,770
Interactive Media & Services 4 .7%
Alphabet, Inc., Class A 42,449 8,145,963
Pinterest, Inc., Class A * 63,821 2,463,491
10,609,454
IT Services 1 .8%
MongoDB, Inc., Class A * 17,339 4,124,775

38 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 1 .1%
Bio-Rad Laboratories, Inc., Class
A * 9,876 2,389,498
Machinery 2 .2%
Ingersoll Rand, Inc. 33,389 2,825,711
Parker-Hannifin Corp. 2,988 2,186,917
5,012,628
Multi-Utilities 0 .7%
CMS Energy Corp. 20,292 1,497,550
Oil, Gas & Consumable Fuels 2 .5%
Devon Energy Corp. 53,845 1,788,731
Expand Energy Corp. 37,018 3,878,746
5,667,477
Pharmaceuticals 3 .9%
Eli Lilly & Co. 7,663 5,671,156
Haleon plc 686,275 3,232,223
8,903,379
Semiconductors & Semiconductor Equipment 10 .0%
Advanced Micro Devices, Inc. * 14,384 2,536,043
Broadcom, Inc. 29,873 8,773,700
Intel Corp. 87,376 1,730,045
Micron Technology, Inc. 33,275 3,631,634
NVIDIA Corp. 33,581 5,973,052
22,644,474
Software 12 .2%
Autodesk, Inc. * 9,094 2,756,482
Cadence Design Systems, Inc. * 15,597 5,686,198
Dynatrace, Inc. * 35,182 1,850,925
Microsoft Corp. 25,248 13,469,807
ServiceNow, Inc. * 3,621 3,415,038
27,178,450
Specialty Retail 1 .5%
TJX Cos., Inc. (The) 27,047 3,368,163
Wireless Telecommunication Services 1 .8%
T-Mobile US, Inc. 17,223 4,106,135
162,144,151
Total Common Stocks
(cost $169,756,706) 223,652,136
Repurchase Agreement 0 .5%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$1,211,882, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053; total
market value $1,236,120.(b) 1,211,736 1,211,736
Total Repurchase Agreement
(cost $1,211,736) 1,211,736
Total Investments
(cost $170,968,442) — 99.7% 224,863,872
Other assets in excess of liabilities — 0.3% 575,820
NET ASSETS — 100.0%
$225,439,692
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2025. The total value of securities on loan as of July 31,
2025 was $2,778,428, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,211,736 and by $1,715,214 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 6.13%, and maturity dates ranging from 8/7/2025 -
8/15/2054, a total value of $2,926,950.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $1,211,736.

Nationwide Global Sustainable Equity Fund - July 31, 2025 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

40 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Global Sustainable Equity Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 2,250,225 $ – $ – $ 2,250,225
Automobiles 1,686,665 – – 1,686,665
Banks 5,353,417 11,136,003 – 16,489,420
Broadline Retail 11,908,713 – – 11,908,713
Building Products 4,113,928 – – 4,113,928
Chemicals 1,358,227 – – 1,358,227
Commercial Services & Supplies 2,780,089 – – 2,780,089
Construction & Engineering 4,472,621 – – 4,472,621
Consumer Finance 4,653,030 – – 4,653,030
Electrical Equipment 5,467,412 2,157,660 – 7,625,072
Electronic Equipment, Instruments &
Components – 6,527,218 – 6,527,218
Energy Equipment & Services 2,095,837 – – 2,095,837
Entertainment 7,823,900 2,718,272 – 10,542,172
Financial Services 6,242,327 – – 6,242,327
Food Products – 4,096,875 – 4,096,875
Ground Transportation 1,913,036 – – 1,913,036
Health Care Equipment & Supplies – 7,095,479 – 7,095,479
Health Care Providers & Services 2,476,134 – – 2,476,134
Household Durables – 4,189,142 – 4,189,142
Insurance 5,497,770 3,992,943 – 9,490,713
Interactive Media & Services 10,609,454 – – 10,609,454
IT Services 4,124,775 – – 4,124,775
Life Sciences Tools & Services 2,389,498 – – 2,389,498
Machinery 5,012,628 3,087,583 – 8,100,211
Multi-Utilities 1,497,550 – – 1,497,550
Oil, Gas & Consumable Fuels 5,667,477 3,159,171 – 8,826,648
Personal Care Products – 3,136,775 – 3,136,775
Pharmaceuticals 5,671,157 6,477,291 – 12,148,448
Semiconductors & Semiconductor
Equipment 22,644,473 3,514,633 – 26,159,106
Software 27,178,450 – – 27,178,450
Specialty Retail 3,368,163 – – 3,368,163
Wireless Telecommunication Services 4,106,135 – – 4,106,135
Total Common Stocks $ 162,363,091 $ 61,289,045 $ – $ 223,652,136
Repurchase Agreement – 1,211,736 – 1,211,736
Total $ 162,363,091 $ 62,500,781 $ – $ 224,863,872
As of July 31, 2025, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Small Cap Fund - July 31, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks 95 .5%
Shares Value ($)
AUSTRALIA 5 .5%
Banks 0 .3%
Judo Capital Holdings Ltd. * 693,916 668,223
Chemicals 0 .1%
Nufarm Ltd. * 110,531 182,669
Containers & Packaging 0 .2%
Orora Ltd. 389,106 516,737
Diversified REITs 1 .6%
Charter Hall Group 125,014 1,609,182
Stockland 562,810 1,994,377
3,603,559
Financial Services 1 .0%
Challenger Ltd. 288,323 1,526,088
Liberty Financial Group Ltd. Reg.
S 290,670 719,566
2,245,654
Metals & Mining 2 .1%
Evolution Mining Ltd. 236,936 1,077,112
FireFly Metals Ltd. * 682,327 477,668
Genesis Minerals Ltd. * 323,261 763,201
Lynas Rare Earths Ltd. * 6,576 43,763
MAC Copper Ltd. CRDI * 134,992 1,593,964
Sandfire Resources Ltd. * 50,397 340,560
4,296,268
Software 0 .2%
SiteMinder Ltd. * 126,890 421,005
11,934,115
AUSTRIA 2 .8%
Banks 2 .2%
Addiko Bank AG * 13,552 338,924
BAWAG Group AG Reg. S (a) 34,621 4,355,789
4,694,713
Construction Materials 0 .6%
Wienerberger AG 41,947 1,406,577
6,101,290
BELGIUM 2 .1%
Banks 0 .7%
KBC Ancora 20,389 1,478,670
Electric Utilities 0 .6%
Elia Group SA/NV (b) 11,722 1,342,960
Health Care REITs 0 .2%
Aedifica SA 5,932 434,772
Industrial REITs 0 .1%
Warehouses De Pauw CVA 10,693 248,032
Real Estate Management & Development 0 .5%
VGP NV 10,585 1,113,276
4,617,710
BRAZIL 2 .7%
Ground Transportation 1 .0%
Rumo SA 736,499 2,175,477
Health Care Providers & Services 0 .1%
Hapvida Participacoes e
Investimentos S/A Reg. S *(a) 36,424 215,114
Software 1 .0%
TOTVS SA 286,300 2,229,740
Common Stocks
Shares Value ($)
BRAZIL
Wireless Telecommunication Services 0 .6%
TIM SA 347,955 1,286,916
5,907,247
CANADA 2 .9%
Metals & Mining 1 .7%
Faraday Copper Corp. *(b) 785,801 629,503
Montage Gold Corp. * 359,765 1,121,669
NGEx Minerals Ltd. * 141,318 1,995,954
3,747,126
Oil, Gas & Consumable Fuels 1 .1%
Birchcliff Energy Ltd. 100,619 490,169
MEG Energy Corp. 16,868 332,466
NuVista Energy Ltd. *(b) 62,461 659,951
Peyto Exploration & Development
Corp. (b) 36,145 507,115
PrairieSky Royalty Ltd. 15,084 259,420
Topaz Energy Corp. (b) 11,840 220,035
2,469,156
Textiles, Apparel & Luxury Goods 0 .1%
Canada Goose Holdings, Inc. *(b) 17,717 193,716
6,409,998
CHILE 0 .5%
Metals & Mining 0 .5%
Lundin Mining Corp. (b) 55,383 565,582
Marimaca Copper Corp. *(b) 76,687 547,922
1,113,504
CHINA 2 .3%
Automobile Components 0 .2%
Minth Group Ltd. 105,763 349,799
Biotechnology 0 .6%
Kanzhun Ltd., ADR * 22,730 430,961
Zai Lab Ltd., ADR *(b) 24,657 932,035
1,362,996
Gas Utilities 0 .4%
ENN Energy Holdings Ltd. 118,263 965,244
Health Care Equipment & Supplies 0 .3%
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 732,674 645,217
Life Sciences Tools & Services 0 .3%
Hangzhou Tigermed Consulting
Co. Ltd., Class H Reg. S (a)(b) 84,630 601,493
Software 0 .1%
Pony AI, Inc., ADR * 14,653 196,936
Specialty Retail 0 .1%
Zhongsheng Group Holdings Ltd.
(b) 167,882 283,363
Trading Companies & Distributors 0 .3%
BOC Aviation Ltd. Reg. S (a) 61,293 558,837
4,963,885
CYPRUS 0 .4%
Banks 0 .4%
Bank of Cyprus Holdings plc (b) 108,300 810,861
DENMARK 2 .5%
Beverages 0 .5%
Royal Unibrew A/S 14,377 1,075,838

42 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
DENMARK
Biotechnology 0 .4%
Ascendis Pharma A/S, ADR * 4,827 837,485
Ground Transportation 0 .1%
NTG Nordic Transport Group A/S * 9,246 275,676
Machinery 0 .8%
FLSmidth & Co. A/S 29,517 1,742,086
Marine Transportation 0 .3%
Dfds A/S * 33,814 606,278
Pharmaceuticals 0 .4%
ALK-Abello A/S, Class B * 28,712 835,015
5,372,378
FINLAND 1 .3%
Chemicals 0 .5%
Kemira OYJ 47,125 1,001,527
Machinery 0 .8%
Konecranes OYJ 22,615 1,882,022
2,883,549
FRANCE 2 .7%
Automobile Components 0 .2%
Valeo SE 48,192 526,412
Financial Services 0 .1%
Wendel SE 1,209 113,390
Ground Transportation 0 .6%
Ayvens SA Reg. S (a) 114,385 1,231,441
Household Durables 0 .2%
Kaufman & Broad SA 15,218 542,952
Media 0 .8%
JCDecaux SE 90,665 1,489,053
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 2,570 481,591
Pharmaceuticals 0 .2%
Medincell SA *(b) 26,672 514,849
Retail REITs 0 .4%
Carmila SA 48,976 963,701
5,863,389
GERMANY 1 .0%
Biotechnology 0 .2%
Immatics NV *(b) 77,887 502,371
Diversified Telecommunication Services 0 .6%
United Internet AG (Registered) 50,753 1,457,446
Financial Services 0 .1%
Hypoport SE * 583 124,579
Professional Services 0 .1%
Bertrandt AG (b) 9,171 202,765
2,287,161
GREECE 0 .8%
Banks 0 .4%
Alpha Bank SA 215,991 811,629
Common Stocks
Shares Value ($)
GREECE
Diversified Telecommunication Services 0 .4%
Hellenic Telecommunications
Organization SA 54,232 983,206
1,794,835
HONG KONG 1 .4%
Banks 0 .3%
Dah Sing Financial Holdings Ltd. 258,279 961,195
IT Services 0 .4%
SUNeVision Holdings Ltd. 886,445 873,376
Retail REITs 0 .3%
Fortune REIT 878,777 565,514
Textiles, Apparel & Luxury Goods 0 .4%
Stella International Holdings Ltd.
(b) 390,461 769,181
3,169,266
INDIA 0 .1%
Machinery 0 .1%
Ashok Leyland Ltd. 128,356 176,289
IRELAND 0 .2%
Residential REITs 0 .2%
Irish Residential Properties REIT
plc 349,318 388,650
ISRAEL 4 .7%
Banks 0 .5%
First International Bank of Israel
Ltd. (The) 16,930 1,177,359
Insurance 0 .6%
Phoenix Financial Ltd. 35,330 1,204,418
Real Estate Management & Development 0 .7%
Melisron Ltd. 13,407 1,544,289
Semiconductors & Semiconductor Equipment 1 .6%
Camtek Ltd. *(b) 12,284 1,156,539
Nova Ltd. * 5,301 1,391,990
Tower Semiconductor Ltd. * 22,343 1,022,192
3,570,721
Software 1 .3%
Sapiens International Corp. NV (b) 61,676 1,690,539
SimilarWeb Ltd. *(b) 129,648 1,083,857
2,774,396
10,271,183
ITALY 2 .9%
Capital Markets 0 .1%
Azimut Holding SpA 9,030 307,058
Electrical Equipment 0 .1%
Eurogroup Laminations SpA (b) 52,458 213,674
Energy Equipment & Services 0 .3%
Saipem SpA (b) 243,242 649,384
Financial Services 0 .6%
BFF Bank SpA Reg. S *(a) 107,979 1,283,326
Gas Utilities 1 .0%
Italgas SpA (b) 261,303 2,164,509
Health Care Equipment & Supplies 0 .1%
DiaSorin SpA 1,561 152,223

Nationwide International Small Cap Fund - July 31, 2025 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
ITALY
Household Durables 0 .4%
De' Longhi SpA 28,555 938,849
Textiles, Apparel & Luxury Goods 0 .3%
Brunello Cucinelli SpA 5,902 663,582
6,372,605
JAPAN 28 .3%
Automobile Components 0 .6%
Koito Manufacturing Co. Ltd. 28,397 362,104
Nifco, Inc. 24,898 606,500
Sumitomo Rubber Industries Ltd. 25,086 285,703
1,254,307
Banks 2 .4%
Hachijuni Bank Ltd. (The) 60,200 541,249
Mebuki Financial Group, Inc. 525,848 2,838,072
Rakuten Bank Ltd. *(b) 45,329 2,103,328
Tochigi Bank Ltd. (The) 6,706 19,677
5,502,326
Broadline Retail 0 .5%
ASKUL Corp. 98,995 992,740
Building Products 0 .3%
Nichias Corp. 17,950 690,922
Chemicals 2 .7%
Air Water, Inc. 66,936 990,445
Kansai Paint Co. Ltd. (b) 45,753 650,438
KH Neochem Co. Ltd. 16,700 315,160
MEC Co. Ltd. 14,800 274,204
Mitsubishi Gas Chemical Co., Inc. 74,486 1,284,454
Nissan Chemical Corp. 40,523 1,320,007
Resonac Holdings Corp. 52,467 1,262,568
6,097,276
Construction & Engineering 0 .5%
Penta-Ocean Construction Co.
Ltd. 174,076 1,127,408
Consumer Finance 0 .7%
Marui Group Co. Ltd. (b) 74,543 1,517,453
Containers & Packaging 0 .2%
FP Corp. 26,201 471,006
Distributors 0 .5%
PALTAC Corp. 36,132 1,030,438
Electric Utilities 1 .1%
Kyushu Electric Power Co., Inc. 264,351 2,332,655
Electrical Equipment 0 .5%
Sinfonia Technology Co. Ltd. (b) 16,688 1,050,259
Electronic Equipment, Instruments & Components 1 .9%
Canon Marketing Japan, Inc. 43,720 1,581,838
Ibiden Co. Ltd. (b) 28,012 1,183,471
Maruwa Co. Ltd. (b) 4,550 1,366,434
4,131,743
Financial Services 0 .9%
eGuarantee, Inc. 116,491 1,152,726
GMO Payment Gateway, Inc. 13,836 778,037
1,930,763
Food Products 0 .3%
Toyo Suisan Kaisha Ltd. 9,712 619,762
Health Care Equipment & Supplies 0 .3%
Asahi Intecc Co. Ltd. 46,446 724,556
Common Stocks
Shares Value ($)
JAPAN
Health Care Technology 0 .5%
M3, Inc. 84,586 1,047,771
Hotels, Restaurants & Leisure 1 .1%
Resorttrust, Inc. 156,300 1,938,177
Tokyotokeiba Co. Ltd. 13,413 462,622
2,400,799
Leisure Products 1 .2%
Sega Sammy Holdings, Inc. 123,856 2,531,719
Machinery 3 .6%
DMG Mori Co. Ltd. (b) 68,534 1,564,985
Japan Steel Works Ltd. (The) 13,876 866,835
Kawasaki Heavy Industries Ltd. 13,526 980,694
MISUMI Group, Inc. 128,104 1,846,099
Nabtesco Corp. 69,580 1,283,004
OKUMA Corp. (b) 21,400 579,694
THK Co. Ltd. 35,821 1,003,778
8,125,089
Media 0 .2%
Hakuhodo DY Holdings, Inc. 56,896 448,264
Office REITs 0 .4%
Japan Real Estate Investment
Corp. 1,180 960,214
Personal Care Products 0 .1%
Rohto Pharmaceutical Co. Ltd. 11,263 161,835
Pharmaceuticals 0 .2%
Nxera Pharma Co. Ltd. *(b) 83,443 504,770
Professional Services 1 .7%
BayCurrent, Inc. 6,771 386,793
en Japan, Inc. 55,431 643,535
Persol Holdings Co. Ltd. 405,490 776,067
TechnoPro Holdings, Inc. 37,151 1,185,335
Visional, Inc. * 7,951 622,830
3,614,560
Real Estate Management & Development 1 .4%
Katitas Co. Ltd. (b) 43,627 734,243
Starts Corp., Inc. 13,921 420,246
Tokyu Fudosan Holdings Corp. 258,179 1,818,469
2,972,958
Semiconductors & Semiconductor Equipment 1 .5%
Socionext, Inc. (b) 94,599 1,799,248
Tokyo Seimitsu Co. Ltd. 23,253 1,455,592
3,254,840
Software 0 .4%
OBIC Business Consultants Co.
Ltd. 7,692 446,325
Sansan, Inc. * 35,605 452,588
898,913
Specialty Retail 2 .3%
ABC-Mart, Inc. 80,611 1,512,034
Adastria Co. Ltd. 63,051 1,248,382
Shimamura Co. Ltd. 33,574 2,445,345
5,205,761
Transportation Infrastructure 0 .3%
Japan Airport Terminal Co. Ltd. 19,424 588,598
62,189,705

44 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
MEXICO 0 .3%
Ground Transportation 0 .1%
Grupo Traxion SAB de CV, Class A
Reg. S *(a) 202,998 178,303
Transportation Infrastructure 0 .2%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 16,500 500,151
678,454
NETHERLANDS 2 .8%
Biotechnology 0 .6%
Merus NV * 21,340 1,413,562
Machinery 0 .5%
Aalberts NV 30,954 988,712
Oil, Gas & Consumable Fuels 0 .8%
Koninklijke Vopak NV 34,607 1,650,666
Pharmaceuticals 0 .2%
Pharvaris NV * 19,600 389,648
Professional Services 0 .7%
Arcadis NV 32,741 1,636,110
6,078,698
NORWAY 1 .1%
Broadline Retail 0 .5%
Europris ASA Reg. S (a) 127,945 1,201,263
Energy Equipment & Services 0 .2%
DOF Group ASA 38,278 348,627
Insurance 0 .4%
Storebrand ASA 60,891 861,176
2,411,066
POLAND 0 .3%
Banks 0 .3%
Alior Bank SA 20,927 562,024
SINGAPORE 0 .5%
Specialized REITs 0 .5%
Keppel DC REIT 612,922 1,113,497
SLOVENIA 0 .6%
Banks 0 .6%
Nova Ljubljanska Banka dd, GDR
Reg. S 34,042 1,257,838
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Sibanye Stillwater Ltd., ADR * 63,960 534,706
SPAIN 1 .2%
Air Freight & Logistics 0 .4%
Logista Integral SA (b) 26,861 850,577
Banks 0 .1%
Unicaja Banco SA Reg. S (a) 122,362 321,737
Insurance 0 .3%
Linea Directa Aseguradora SA Cia
de Seguros y Reaseguros (b) 362,978 559,897
Pharmaceuticals 0 .4%
Almirall SA (b) 75,100 906,319
2,638,530
Common Stocks
Shares Value ($)
SWEDEN 1 .9%
Containers & Packaging 0 .3%
Billerud Aktiebolag 80,431 682,507
Leisure Products 0 .4%
Thule Group AB Reg. S (a) 33,981 960,880
Real Estate Management & Development 0 .8%
Cibus Nordic Real Estate AB publ
(b) 88,313 1,561,366
Specialty Retail 0 .4%
Haypp Group AB *(b) 57,500 898,494
4,103,247
SWITZERLAND 2 .3%
Life Sciences Tools & Services 0 .9%
Siegfried Holding AG (Registered)
* 11,440 1,280,142
Tecan Group AG (Registered) 3,631 719,723
1,999,865
Machinery 0 .8%
Sulzer AG (Registered) REG 9,291 1,781,345
Real Estate Management & Development 0 .6%
PSP Swiss Property AG
(Registered) 7,670 1,301,247
5,082,457
TAIWAN 1 .7%
Electronic Equipment, Instruments & Components 0 .9%
Chroma ATE, Inc. 129,052 1,852,008
Semiconductors & Semiconductor Equipment 0 .8%
ASPEED Technology, Inc. 11,959 1,816,278
3,668,286
UNITED KINGDOM 16 .3%
Aerospace & Defense 1 .1%
Babcock International Group plc 78,740 1,077,309
QinetiQ Group plc 191,305 1,251,844
2,329,153
Biotechnology 0 .9%
Autolus Therapeutics plc, ADR *(b) 288,170 691,608
Genus plc 25,561 839,478
Immunocore Holdings plc, ADR * 13,587 445,246
1,976,332
Building Products 0 .4%
Genuit Group plc 176,811 907,490
Capital Markets 0 .8%
Allfunds Group plc (b) 132,961 920,811
BP Marsh & Partners plc (b) 23,610 216,451
ICG plc 21,303 610,208
1,747,470
Chemicals 0 .4%
Elementis plc 380,179 870,995
Synthomer plc * 93,430 100,811
971,806
Construction Materials 1 .2%
Marshalls plc 316,172 862,459
SigmaRoc plc * 1,214,528 1,845,361
2,707,820
Consumer Staples Distribution & Retail 0 .5%
Marks & Spencer Group plc 248,849 1,142,483

Nationwide International Small Cap Fund - July 31, 2025 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
UNITED KINGDOM
Distributors 0 .4%
Inchcape plc 98,512 911,453
Energy Equipment & Services 0 .1%
Subsea 7 SA (b) 14,198 274,531
Food Products 0 .6%
Tate & Lyle plc 172,164 1,215,686
Hotels, Restaurants & Leisure 0 .8%
Trainline plc Reg. S *(a) 459,098 1,656,337
Household Durables 0 .4%
Bellway plc 29,963 982,655
Insurance 0 .9%
Beazley plc 88,485 1,042,564
Hiscox Ltd. 49,123 835,695
1,878,259
IT Services 0 .8%
Softcat plc 86,024 1,850,863
Leisure Products 0 .2%
Games Workshop Group plc 2,150 461,335
Machinery 1 .5%
IMI plc 50,183 1,468,323
Rotork plc 423,882 1,817,908
3,286,231
Passenger Airlines 0 .8%
easyJet plc 212,288 1,381,521
JET2 plc 22,313 478,268
1,859,789
Pharmaceuticals 0 .7%
Verona Pharma plc, ADR * 14,625 1,536,941
Retail REITs 1 .3%
Hammerson plc 706,691 2,756,245
Specialty Retail 1 .9%
Currys plc * 1,525,266 2,270,964
WH Smith plc 116,723 1,575,397
3,846,361
Trading Companies & Distributors 0 .3%
Diploma plc 9,542 676,225
Water Utilities 0 .3%
Pennon Group plc 112,471 738,389
35,713,854
UNITED STATES 1 .2%
Entertainment 0 .4%
IMAX Corp. * 31,825 820,767
Professional Services 0 .8%
Fiverr International Ltd. * 83,917 1,852,887
2,673,654
Total Common Stocks
(cost $171,665,307) 209,143,931
Exchange Traded Fund 1 .5%
UNITED STATES 1 .5%
iShares MSCI EAFE Small-Cap
ETF 45,247 3,276,335
Total Exchange Traded Fund
(cost $3,283,086) 3,276,335
Rights 0 .0%
†
Number of
Rights
Value ($)
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreements 5 .3%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase price
$3,566,573, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053; total
market value $3,637,906.(c) 3,566,144 3,566,144
Santander US Capital Markets,
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$2,000,242, collateralized
by U.S. Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055; total
market value $2,040,247.(c) 2,000,000 2,000,000
Societe Generale, 4.35%,
dated 7/31/2025, due
8/1/2025, repurchase price
$6,000,725, collateralized by
U.S. Government Treasury
Securities, ranging from
1.63% - 4.50%, maturing
2/15/2038 - 2/15/2052; total
market value $6,120,001.(c) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $11,566,144) 11,566,144
Total Investments
(cost $186,514,537) — 102.3% 223,986,410
Liabilities in excess of other assets — (2.3)% (5,110,806)
NET ASSETS — 100.0%
$218,875,604

46 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2025 was $12,564,520 which
represents 5.74% of net assets.
(b) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $20,997,075, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,566,144 and by $12,052,557 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 4.88%, and maturity
dates ranging from 8/7/2025 - 2/15/2055, a total value of
$23,618,701.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $11,566,144.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide International Small Cap Fund - July 31, 2025 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

48 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,329,153 $ – $ 2,329,153
Air Freight & Logistics – 850,577 – 850,577
Automobile Components – 2,130,518 – 2,130,518
Banks – 18,246,572 – 18,246,572
Beverages – 1,075,838 – 1,075,838
Biotechnology 5,253,267 839,478 – 6,092,745
Broadline Retail – 2,194,003 – 2,194,003
Building Products – 1,598,412 – 1,598,412
Capital Markets – 2,054,528 – 2,054,528
Chemicals – 8,253,278 – 8,253,278
Construction & Engineering – 1,127,408 – 1,127,408
Construction Materials – 4,114,398 – 4,114,398
Consumer Finance – 1,517,453 – 1,517,453
Consumer Staples Distribution & Retail – 1,142,483 – 1,142,483
Containers & Packaging – 1,670,250 – 1,670,250
Distributors – 1,941,891 – 1,941,891
Diversified REITs – 3,603,559 – 3,603,559
Diversified Telecommunication Services – 2,440,653 – 2,440,653
Electric Utilities – 3,675,615 – 3,675,615
Electrical Equipment – 1,263,934 – 1,263,934
Electronic Equipment, Instruments &
Components – 5,983,752 – 5,983,752
Energy Equipment & Services – 1,272,542 – 1,272,542
Entertainment 820,767 – – 820,767
Financial Services – 5,697,712 – 5,697,712
Food Products – 1,835,447 – 1,835,447
Gas Utilities – 3,129,752 – 3,129,752
Ground Transportation 2,353,780 1,507,117 – 3,860,897
Health Care Equipment & Supplies – 1,521,996 – 1,521,996
Health Care Providers & Services 215,114 – – 215,114
Health Care REITs – 434,772 – 434,772
Health Care Technology – 1,047,771 – 1,047,771
Hotels, Restaurants & Leisure – 4,057,136 – 4,057,136
Household Durables – 2,464,456 – 2,464,456
Industrial REITs – 248,032 – 248,032
Insurance – 4,503,749 – 4,503,749
IT Services – 2,724,239 – 2,724,239
Leisure Products – 3,953,934 – 3,953,934
Life Sciences Tools & Services – 2,601,358 – 2,601,358
Machinery – 17,981,775 – 17,981,775
Marine Transportation – 606,278 – 606,278
Media – 1,937,316 – 1,937,316
Metals & Mining 5,873,003 3,818,600 – 9,691,603
Office REITs – 960,214 – 960,214
Oil, Gas & Consumable Fuels 2,469,156 2,132,258 – 4,601,414
Passenger Airlines – 1,859,789 – 1,859,789
Personal Care Products – 161,835 – 161,835
Pharmaceuticals 1,926,590 2,760,954 – 4,687,544
Professional Services 1,852,887 5,453,435 – 7,306,322
Real Estate Management & Development – 8,493,136 – 8,493,136
Residential REITs – 388,650 – 388,650
Retail REITs – 4,285,460 – 4,285,460
Semiconductors & Semiconductor
Equipment 3,570,721 5,071,117 – 8,641,838
Software 5,201,072 1,319,919 – 6,520,991
Specialized REITs – 1,113,497 – 1,113,497
Specialty Retail – 10,233,978 – 10,233,978
Textiles, Apparel & Luxury Goods 193,716 1,432,763 – 1,626,479
Trading Companies & Distributors – 1,235,063 – 1,235,063

Nationwide International Small Cap Fund - July 31, 2025 (Unaudited) - Statement of Investments - 49
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Transportation Infrastructure $ 500,152 $ 588,598 $ – $ 1,088,750
Water Utilities – 738,389 – 738,389
Wireless Telecommunication Services 1,286,916 – – 1,286,916
Total Common Stocks $ 31,517,141 $ 177,626,790 $ – $ 209,143,931
Exchange Traded Fund 3,276,335 – – 3,276,335
Repurchase Agreements – 11,566,144 – 11,566,144
Rights – – – –
Total $ 34,793,476 $ 189,192,934 $ – $ 223,986,410
As of July 31, 2025, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks 96 .6%
Shares Value ($)
AUSTRIA 3 .3%
Banks 3 .3%
Erste Group Bank AG 8,406 768,622
BRAZIL 1 .6%
Broadline Retail 1 .6%
MercadoLibre, Inc. * 158 375,075
CANADA 4 .7%
Metals & Mining 2 .5%
Teck Resources Ltd., Class B 18,123 587,663
Oil, Gas & Consumable Fuels 2 .2%
Canadian Natural Resources Ltd. 15,741 498,990
1,086,653
CHINA 4 .9%
Automobiles 0 .5%
BYD Co. Ltd., Class H 8,000 117,686
Biotechnology 0 .5%
Zai Lab Ltd. * 22,990 86,836
Zai Lab Ltd., ADR * 552 20,866
107,702
Electrical Equipment 0 .5%
Contemporary Amperex
Technology Co. Ltd., Class A 3,091 113,014
Hotels, Restaurants & Leisure 0 .8%
Trip.com Group Ltd. 1,579 99,026
Trip.com Group Ltd., ADR 1,578 97,757
196,783
Interactive Media & Services 2 .6%
Tencent Holdings Ltd. 8,700 609,873
1,145,058
DENMARK 0 .9%
Biotechnology 0 .9%
Ascendis Pharma A/S, ADR * 1,174 203,689
FRANCE 4 .6%
Machinery 1 .5%
Alstom SA * 14,692 344,968
Oil, Gas & Consumable Fuels 1 .5%
TotalEnergies SE 5,712 339,414
Textiles, Apparel & Luxury Goods 1 .6%
LVMH Moet Hennessy Louis
Vuitton SE 707 380,142
1,064,524
GERMANY 7 .0%
Aerospace & Defense 1 .5%
Rheinmetall AG 171 336,229
Diversified Telecommunication Services 3 .6%
Deutsche Telekom AG
(Registered) 23,548 843,999
Software 1 .9%
SAP SE 1,561 446,842
1,627,070
HONG KONG 3 .2%
Insurance 3 .2%
AIA Group Ltd. 79,675 745,478
Common Stocks
Shares Value ($)
INDIA 3 .4%
Banks 3 .4%
HDFC Bank Ltd. 34,714 797,269
ITALY 4 .1%
Banks 1 .1%
UniCredit SpA 3,596 264,560
Beverages 1 .8%
Davide Campari-Milano NV 58,828 406,386
Passenger Airlines 1 .2%
Ryanair Holdings plc 9,552 280,688
951,634
JAPAN 11 .4%
Banks 3 .3%
Resona Holdings, Inc. 83,100 754,574
Chemicals 2 .4%
Nippon Sanso Holdings Corp. 6,100 216,142
Shin-Etsu Chemical Co. Ltd. 11,800 340,419
556,561
Insurance 3 .2%
Dai-ichi Life Holdings, Inc. 94,608 745,776
IT Services 1 .5%
Fujitsu Ltd. 16,500 358,747
Professional Services 1 .0%
Recruit Holdings Co. Ltd. 4,000 237,322
2,652,980
NETHERLANDS 7 .3%
Beverages 2 .9%
Heineken NV 8,755 688,262
Biotechnology 1 .8%
Argenx SE, ADR * 607 406,890
Semiconductors & Semiconductor Equipment 2 .6%
ASML Holding NV 876 607,862
1,703,014
SPAIN 3 .2%
Banks 3 .2%
Banco Bilbao Vizcaya Argentaria
SA 44,371 740,646
SWEDEN 2 .7%
Electronic Equipment, Instruments & Components 2 .7%
Hexagon AB, Class B 57,071 627,369
TAIWAN 7 .0%
Semiconductors & Semiconductor Equipment 7 .0%
Taiwan Semiconductor
Manufacturing Co. Ltd. 42,000 1,622,385
UNITED KINGDOM 14 .8%
Aerospace & Defense 4 .7%
BAE Systems plc 45,228 1,076,517
Banks 2 .9%
NatWest Group plc 95,011 659,516
Commercial Services & Supplies 1 .9%
Rentokil Initial plc 86,934 432,046
Personal Care Products 2 .5%
Unilever plc 9,972 579,994

Nationwide Janus Henderson Overseas Fund - July 31, 2025 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 2 .8%
AstraZeneca plc 4,515 658,523
3,406,596
UNITED STATES 12 .5%
Entertainment 6 .5%
Liberty Media Corp-Liberty
Formula One, Class C * 9,001 903,251
Spotify Technology SA * 948 593,960
1,497,211
Insurance 1 .5%
Aon plc, Class A 964 342,904
Pharmaceuticals 2 .7%
Sanofi SA 6,834 621,003
Textiles, Apparel & Luxury Goods 1 .8%
Samsonite Group SA Reg. S (a) 203,523 412,922
2,874,040
Total Common Stocks
(cost $15,970,533) 22,392,102
Total Investments
(cost $15,970,533) — 96.6% 22,392,102
Other assets in excess of liabilities — 3.4% 795,403
NET ASSETS — 100.0%
$23,187,505
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$412,922 which represents 1.78% of net assets.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

52 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Janus Henderson Overseas Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Janus Henderson Overseas Fund - July 31, 2025 (Unaudited) - Statement of Investments - 53
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,412,747 $ – $ 1,412,747
Automobiles – 117,686 – 117,686
Banks – 3,985,186 – 3,985,186
Beverages – 1,094,648 – 1,094,648
Biotechnology 631,445 86,836 – 718,281
Broadline Retail 375,075 – – 375,075
Chemicals – 556,561 – 556,561
Commercial Services & Supplies – 432,046 – 432,046
Diversified Telecommunication Services – 843,999 – 843,999
Electrical Equipment – 113,014 – 113,014
Electronic Equipment, Instruments &
Components – 627,369 – 627,369
Entertainment 1,497,210 – – 1,497,210
Hotels, Restaurants & Leisure 97,757 99,026 – 196,783
Insurance 342,904 1,491,254 – 1,834,158
Interactive Media & Services – 609,874 – 609,874
IT Services – 358,747 – 358,747
Machinery – 344,968 – 344,968
Metals & Mining 587,663 – – 587,663
Oil, Gas & Consumable Fuels 498,990 339,414 – 838,404
Passenger Airlines – 280,688 – 280,688
Personal Care Products – 579,994 – 579,994
Pharmaceuticals – 1,279,527 – 1,279,527
Professional Services – 237,322 – 237,322
Semiconductors & Semiconductor
Equipment – 2,230,246 – 2,230,246
Software – 446,842 – 446,842
Textiles, Apparel & Luxury Goods – 793,064 – 793,064
Total $ 4,031,044 $ 18,361,058 $ – $ 22,392,102
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust, Series 2023-1, Class
A, 5.80%, 1/15/2036 18,659 19,024
Automobiles 0 .1%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 90,431
World Omni Auto Receivables
Trust, Series 2024-A, Class
B, 5.09%, 12/17/2029 200,000 201,923
292,354
Credit Card 0 .3%
American Express Credit
Account Master Trust
Series 2024-3, Class A,
4.65%, 7/15/2029 200,000 201,543
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 514,682
716,225
Total Asset-Backed Securities
(cost $1,021,088)
1,027,603
Commercial Mortgage-Backed Securities 1 .5%
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 216,403 226,872
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 440,304
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K739, Class A2,
1.34%, 9/25/2027 611,126 578,481
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 476,305
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 186,283
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,027,638 942,004
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 728,407
Morgan Stanley Capital I
Trust, Series 2020-L4,
Class A2, 2.45%, 2/15/2053 500,000 457,434
Total Commercial Mortgage-Backed
Securities
(cost $4,262,802) 4,036,090
Corporate Bonds 24 .0%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
5.04%, 5/1/2027 25,000 25,145
3.20%, 3/1/2029(b) 100,000 95,254
5.15%, 5/1/2030 50,000 50,794
6.13%, 2/15/2033 25,000 26,411
3.60%, 5/1/2034 15,000 13,248
6.53%, 5/1/2034(b) 20,000 21,768
5.71%, 5/1/2040 140,000 139,082
5.81%, 5/1/2050 25,000 24,127
6.86%, 5/1/2054 40,000 43,966
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 44,707
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 112,734
L3Harris Technologies, Inc. ,
5.40%, 7/31/2033 30,000 30,790
4.85%, 4/27/2035 55,000 53,762
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 43,782
Lockheed Martin Corp. ,
4.50%, 2/15/2029 30,000 30,192
3.60%, 3/1/2035 25,000 22,497
4.09%, 9/15/2052 70,000 54,640
4.15%, 6/15/2053 10,000 7,851
5.70%, 11/15/2054 25,000 24,975
4.30%, 6/15/2062 10,000 7,768
Northrop Grumman Corp. ,
3.25%, 1/15/2028 40,000 38,984
4.75%, 6/1/2043 70,000 63,000
RTX Corp. ,
4.13%, 11/16/2028(b) 200,000 198,589
6.10%, 3/15/2034 50,000 53,915
4.50%, 6/1/2042 50,000 44,156
3.75%, 11/1/2046 50,000 38,013
3.03%, 3/15/2052 50,000 31,823
1,341,973
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 19,553
4.55%, 4/1/2046 70,000 56,687
United Parcel Service, Inc. ,
4.45%, 4/1/2030 25,000 25,163
6.20%, 1/15/2038 40,000 43,205
5.30%, 4/1/2050 50,000 46,738
191,346
Automobile Components 0 .1%
Aptiv Swiss Holdings Ltd. ,
5.40%, 3/15/2049 25,000 21,470
BorgWarner, Inc. ,
2.65%, 7/1/2027 25,000 24,142
Lear Corp. ,
3.80%, 9/15/2027 123,000 121,111
166,723
Automobiles 0 .2%
Ford Motor Co. ,
7.45%, 7/16/2031 30,000 32,608
3.25%, 2/12/2032 50,000 42,361
4.75%, 1/15/2043 65,000 50,376
5.29%, 12/8/2046 25,000 20,406

2 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
General Motors Co. ,
4.20%, 10/1/2027(b) 40,000 39,634
6.25%, 10/2/2043 70,000 69,351
5.20%, 4/1/2045 30,000 26,092
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027(b) 40,000 38,824
2.97%, 3/10/2032(b) 20,000 17,885
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 59,256
396,793
Banks 4 .5%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 198,955
6.61%, 11/7/2028 200,000 212,498
Bank of America Corp. ,
4.25%, 10/22/2026 100,000 99,620
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 100,000 97,162
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 191,000 186,511
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(c) 25,000 25,310
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(c) 50,000 49,394
(SOFR + 1.11%), 4.62%,
5/9/2029(c) 25,000 25,105
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 100,000 98,368
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(b)(c) 50,000 51,155
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 100,000 91,412
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 200,000 179,337
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 95,000 85,047
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(c) 40,000 39,380
(SOFR + 2.16%), 5.02%,
7/22/2033(c) 45,000 45,470
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 50,000 50,937
(SOFR + 1.84%), 5.87%,
9/15/2034(b)(c) 40,000 42,139
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 50,000 51,313
(SOFR + 1.91%), 5.43%,
8/15/2035(c) 25,000 25,045
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 25,000 25,024
(SOFR + 1.31%), 5.51%,
1/24/2036(c) 40,000 40,989
(SOFR + 1.70%), 5.74%,
2/12/2036(c) 25,000 25,433
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.64%), 5.46%,
5/9/2036(c) 25,000 25,581
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 95,000 86,226
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 100,000 71,303
5.88%, 2/7/2042(b) 25,000 26,076
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 50,000 42,674
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 30,000 23,765
Series N, (SOFR + 1.65%),
3.48%, 3/13/2052(c) 25,000 17,798
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 10,000 6,455
Bank of Montreal ,
5.20%, 2/1/2028 50,000 51,008
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(c) 25,000 21,769
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 150,000 147,411
4.85%, 2/1/2030 60,000 60,858
(SOFR + 1.07%), 5.13%,
2/14/2031(c) 25,000 25,433
5.65%, 2/1/2034 10,000 10,480
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 211,515
+ 1.90%), 4.97%,
5/16/2029(c) 250,000 252,327
(SOFR + 2.22%), 6.49%,
9/13/2029(c) 200,000 210,706
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 20,000 20,520
(SOFR + 1.34%), 4.63%,
9/11/2030(c) 25,000 24,999
3.60%, 4/7/2032(b) 30,000 27,885
Citigroup, Inc. ,
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 10,000 9,764
(SOFR + 1.14%), 4.64%,
5/7/2028(c) 25,000 25,025
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(c) 100,000 97,820
(SOFR + 0.87%), 4.79%,
3/4/2029(c) 25,000 25,132
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 100,000 97,872
(SOFR + 1.34%), 4.54%,
9/19/2030(c) 25,000 24,899

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 50,000 46,687
(SOFR + 1.46%), 4.95%,
5/7/2031(b)(c) 25,000 25,237
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 80,000 70,828
6.63%, 6/15/2032 142,000 154,576
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 35,000 36,602
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 20,000 20,338
(SOFR + 1.45%), 5.45%,
6/11/2035(c) 25,000 25,508
(SOFR + 1.83%), 6.02%,
1/24/2036(c) 45,000 46,117
(SOFR + 1.47%), 5.33%,
3/27/2036(c) 25,000 25,117
8.13%, 7/15/2039(b) 40,000 50,021
(SOFR + 1.38%), 2.90%,
11/3/2042(c) 60,000 42,475
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(c) 90,000 73,795
4.65%, 7/23/2048(b) 30,000 25,888
(SOFR + 1.75%), 5.61%,
3/4/2056(c) 25,000 24,392
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(c) 25,000 25,322
(SOFR + 1.91%), 5.72%,
7/23/2032(c) 25,000 25,793
(SOFR + 2.33%), 6.65%,
4/25/2035(c) 10,000 10,822
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 14,655
Fifth Third Bancorp ,
2.55%, 5/5/2027 30,000 29,071
3.95%, 3/14/2028 70,000 69,142
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 25,000 26,275
(SOFR + 1.49%), 4.90%,
9/6/2030(c) 25,000 25,219
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 20,000 19,134
HSBC Holdings plc ,
(SOFR + 2.11%), 4.76%,
6/9/2028(c) 200,000 200,491
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 200,000 211,584
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 200,000 207,436
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(c) 200,000 199,747
4.95%, 3/31/2030 200,000 203,190
6.50%, 9/15/2037 100,000 105,626
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 25,000 26,156
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington Bancshares, Inc.,
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(c) 15,000 15,344
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 200,000 198,395
JPMorgan Chase & Co. ,
4.25%, 10/1/2027 70,000 70,039
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 60,000 59,831
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 150,000 151,208
(SOFR + 0.80%), 4.92%,
1/24/2029(c) 25,000 25,272
(SOFR + 1.57%), 6.09%,
10/23/2029(c) 150,000 157,127
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(c) 25,000 24,976
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 80,000 77,791
(SOFR + 1.13%), 5.00%,
7/22/2030(c) 25,000 25,424
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(c) 20,000 18,630
(SOFR + 1.04%), 4.60%,
10/22/2030(c) 25,000 25,055
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 125,000 114,212
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 100,000 89,267
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 35,000 31,446
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 50,000 50,302
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 50,000 52,102
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 100,000 102,581
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 50,000 52,439
(SOFR + 1.46%), 5.29%,
7/22/2035(c) 70,000 70,924
(SOFR + 1.32%), 5.50%,
1/24/2036(c) 25,000 25,649
6.40%, 5/15/2038 120,000 133,325
5.60%, 7/15/2041 40,000 40,930
(CME Term SOFR 3
Month + 1.46%), 3.16%,
4/22/2042(c) 50,000 37,754
(SOFR + 1.55%), 5.53%,
11/29/2045(c) 25,000 25,008
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 80,000 63,622
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 30,000 20,139

4 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
KeyCorp ,
4.10%, 4/30/2028 80,000 79,307
2.55%, 10/1/2029(b) 50,000 46,178
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(c) 15,000 16,032
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 200,626
Kreditanstalt fuer
Wiederaufbau ,
3.75%, 2/15/2028 50,000 49,842
2.88%, 4/3/2028 80,000 77,975
1.75%, 9/14/2029 100,000 91,756
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033 110,000 115,053
Lloyds Banking Group plc ,
+ 1.21%), 3.57%,
11/7/2028(c) 200,000 195,442
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(c) 40,000 39,855
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 171,619
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 206,780
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
4.96%, 8/15/2030(c) 200,000 202,148
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(c) 70,000 72,177
2.55%, 1/22/2030 20,000 18,487
(SOFR + 1.20%), 5.49%,
5/14/2030(c) 25,000 25,876
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 40,000 40,122
(SOFR + 2.28%), 6.88%,
10/20/2034(c) 35,000 39,096
(SOFR + 1.90%), 5.68%,
1/22/2035(c) 50,000 51,878
(SOFR + 1.60%), 5.40%,
7/23/2035(c) 25,000 25,400
(SOFR + 1.39%), 5.58%,
1/29/2036(c) 25,000 25,637
Royal Bank of Canada ,
2.05%, 1/21/2027 50,000 48,423
(United States SOFR
Compounded Index
+ 0.72%), 4.51%,
10/18/2027(c) 25,000 24,972
(SOFR + 0.83%), 4.97%,
1/24/2029(c) 25,000 25,289
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
(SOFR + 1.10%), 4.97%,
8/2/2030(b)(c) 50,000 50,725
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 25,000 25,496
5.00%, 2/1/2033 70,000 71,153
5.15%, 2/1/2034 15,000 15,349
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 99,863
(SOFR + 2.14%), 6.34%,
5/31/2035(c) 25,000 26,284
Sumitomo Mitsui Financial
Group, Inc. ,
3.35%, 10/18/2027 80,000 78,310
4.31%, 10/16/2028 75,000 74,787
2.14%, 9/23/2030 75,000 66,353
2.93%, 9/17/2041 70,000 50,130
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027(b) 150,000 149,330
4.81%, 6/3/2030 25,000 25,221
4.46%, 6/8/2032 60,000 58,846
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(c) 25,000 25,228
1.95%, 6/5/2030 50,000 44,369
(SOFR + 2.24%), 4.92%,
7/28/2033(b)(c) 10,000 9,807
(SOFR + 2.30%), 6.12%,
10/28/2033(c) 40,000 42,476
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 40,000 40,013
(SOFR + 1.92%), 5.71%,
1/24/2035(c) 40,000 41,389
US Bancorp ,
Series X, 3.15%, 4/27/2027 150,000 147,163
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 25,000 24,650
(SOFR + 2.26%), 5.84%,
6/12/2034(c) 60,000 62,925
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 25,000 25,907
(SOFR + 1.41%), 5.42%,
2/12/2036(c) 25,000 25,447
Wachovia Corp. ,
5.50%, 8/1/2035 25,000 25,436
Wells Fargo & Co. ,
3.00%, 10/23/2026 75,000 73,731
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 50,000 49,208
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 100,000 96,279
(SOFR + 1.37%), 4.97%,
4/23/2029(c) 25,000 25,293
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 100,000 93,414
(SOFR + 1.50%), 5.15%,
4/23/2031(c) 25,000 25,511
(SOFR + 1.50%), 3.35%,
3/2/2033(b)(c) 50,000 45,771

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 90,000 89,920
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 130,000 134,149
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 60,000 65,599
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 25,000 25,068
5.61%, 1/15/2044 200,000 194,502
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 35,000 31,717
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 133,450
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(c) 30,000 26,496
3.13%, 11/18/2041 65,000 47,525
11,571,201
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 140,000 127,995
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 75,000 76,105
5.45%, 1/23/2039 80,000 81,010
5.55%, 1/23/2049(b) 70,000 68,816
5.80%, 1/23/2059 20,000 20,280
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 19,988
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 25,000 24,483
1.65%, 6/1/2030 40,000 35,405
2.60%, 6/1/2050 75,000 46,187
5.40%, 5/13/2064 50,000 48,313
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 45,601
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 185,134
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 16,402
4.50%, 4/15/2052 30,000 24,611
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 39,642
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027 40,000 40,286
PepsiCo, Inc. ,
4.45%, 5/15/2028 25,000 25,237
5.00%, 2/7/2035(b) 25,000 25,233
3.45%, 10/6/2046 75,000 55,860
2.75%, 10/21/2051 25,000 15,523
1,022,111
Biotechnology 0 .4%
AbbVie, Inc. ,
4.25%, 11/14/2028 50,000 50,020
3.20%, 11/21/2029 60,000 57,199
4.88%, 3/15/2030(b) 25,000 25,505
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
5.05%, 3/15/2034 40,000 40,505
4.30%, 5/14/2036 50,000 46,926
4.70%, 5/14/2045 50,000 44,649
4.25%, 11/21/2049 125,000 101,959
5.40%, 3/15/2054 50,000 48,181
5.50%, 3/15/2064 20,000 19,253
Amgen, Inc. ,
2.20%, 2/21/2027 40,000 38,686
5.15%, 3/2/2028 70,000 71,283
5.25%, 3/2/2033 80,000 81,603
5.60%, 3/2/2043 60,000 59,269
4.66%, 6/15/2051 170,000 143,855
5.75%, 3/2/2063 35,000 33,579
Biogen, Inc. ,
3.15%, 5/1/2050 30,000 18,724
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 90,000 80,214
5.60%, 11/15/2064 50,000 48,732
1,010,142
Broadline Retail 0 .2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031(b) 200,000 177,173
Amazon.com, Inc. ,
1.20%, 6/3/2027 70,000 66,405
1.65%, 5/12/2028 50,000 46,814
3.60%, 4/13/2032 25,000 23,858
4.70%, 12/1/2032(b) 25,000 25,384
2.50%, 6/3/2050 50,000 29,888
3.95%, 4/13/2052 25,000 19,644
4.25%, 8/22/2057 150,000 122,577
eBay, Inc. ,
4.00%, 7/15/2042 50,000 40,451
552,194
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 22,367
2.72%, 2/15/2030 100,000 92,786
5.90%, 3/15/2034 48,000 50,832
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 47,283
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 100,356
Masco Corp. ,
3.13%, 2/15/2051 15,000 9,299
Owens Corning ,
4.30%, 7/15/2047 10,000 8,051
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 20,486
351,460
Capital Markets 1 .9%
Ameriprise Financial, Inc. ,
5.20%, 4/15/2035 25,000 25,056
Apollo Debt Solutions BDC ,
Series WI*, 6.70%,
7/29/2031(b) 15,000 15,620

6 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Ares Capital Corp. ,
2.88%, 6/15/2028(b) 30,000 28,349
5.88%, 3/1/2029(b) 20,000 20,425
3.20%, 11/15/2031 20,000 17,489
Ares Strategic Income Fund ,
5.70%, 3/15/2028 25,000 25,131
5.60%, 2/15/2030 25,000 24,910
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 70,000 67,819
Series J, 1.90%, 1/25/2029 25,000 23,094
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 20,000 21,194
(SOFR + 1.85%), 6.47%,
10/25/2034(b)(c) 40,000 44,062
(SOFR + 1.42%), 5.19%,
3/14/2035(c) 15,000 15,193
(SOFR + 1.35%), 5.32%,
6/6/2036(c) 25,000 25,478
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 48,276
5.60%, 11/22/2029 25,000 25,186
6.00%, 11/22/2034 20,000 19,870
Blackstone Reg Finance Co.
LLC ,
5.00%, 12/6/2034 15,000 14,833
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 20,000 18,727
5.30%, 6/30/2030 25,000 24,873
Blue Owl Capital Corp. ,
2.88%, 6/11/2028 20,000 18,654
Blue Owl Credit Income Corp. ,
7.75%, 1/15/2029 45,000 47,832
6.65%, 3/15/2031 10,000 10,282
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035 25,000 25,566
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 85,762
Brookfield Finance, Inc. ,
4.85%, 3/29/2029(b) 60,000 60,537
3.50%, 3/30/2051 20,000 13,861
Charles Schwab Corp. (The) ,
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 50,000 51,679
1.65%, 3/11/2031 30,000 25,650
1.95%, 12/1/2031 50,000 42,612
(SOFR + 2.01%), 6.14%,
8/24/2034(c) 35,000 37,771
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 49,723
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 194,004
(SOFR + 2.51%), 6.82%,
11/20/2029(c) 150,000 159,657
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 200,000 193,678
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 125,000 121,322
(SOFR + 1.77%), 6.48%,
10/24/2029(b)(c) 100,000 105,720
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 25,000 25,402
(SOFR + 1.08%), 5.21%,
1/28/2031(c) 25,000 25,530
(SOFR + 1.58%), 5.22%,
4/23/2031(c) 25,000 25,563
(SOFR + 1.95%), 6.56%,
10/24/2034(b)(c) 30,000 33,147
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 30,000 31,435
(SOFR + 1.55%), 5.33%,
7/23/2035(c) 25,000 25,255
(SOFR + 1.42%), 5.02%,
10/23/2035(c) 25,000 24,658
(SOFR + 1.38%), 5.54%,
1/28/2036(c) 50,000 51,119
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 250,000 225,326
6.25%, 2/1/2041 80,000 85,552
(SOFR + 1.70%), 5.73%,
1/28/2056(b)(c) 35,000 35,147
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 20,010
4.60%, 3/15/2033 20,000 19,761
2.65%, 9/15/2040 20,000 14,334
4.95%, 6/15/2052 20,000 17,976
3.00%, 9/15/2060 25,000 15,010
5.20%, 6/15/2062(b) 20,000 18,602
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 48,835
6.20%, 4/14/2034(b) 15,000 15,670
Moody's Corp. ,
3.75%, 2/25/2052 40,000 29,444
Morgan Stanley ,
4.35%, 9/8/2026 150,000 149,609
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 130,000 126,177
(SOFR + 2.24%), 6.30%,
10/18/2028(c) 80,000 83,044
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 110,000 111,774
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(c) 50,000 49,844
(SOFR + 1.26%), 5.66%,
4/18/2030(c) 80,000 82,899
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 25,000 25,050
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 40,000 36,863

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.51%), 5.19%,
4/17/2031(c) 25,000 25,538
7.25%, 4/1/2032 100,000 114,734
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 85,000 73,656
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 50,000 44,681
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 80,000 86,691
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 20,000 20,323
(SOFR + 1.88%), 5.42%,
7/21/2034(b)(c) 100,000 102,411
(SOFR + 1.73%), 5.47%,
1/18/2035(c) 50,000 51,219
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 30,000 31,448
(SOFR + 1.56%), 5.32%,
7/19/2035(c) 45,000 45,566
(SOFR + 1.42%), 5.59%,
1/18/2036(c) 50,000 51,318
4.38%, 1/22/2047 110,000 93,783
Nasdaq, Inc. ,
5.55%, 2/15/2034 88,000 91,301
6.10%, 6/28/2063 10,000 10,207
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 193,433
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 49,177
1.95%, 5/1/2030 50,000 44,914
S&P Global, Inc. ,
2.45%, 3/1/2027 25,000 24,303
2.70%, 3/1/2029 10,000 9,456
2.90%, 3/1/2032 50,000 45,186
3.90%, 3/1/2062 25,000 18,731
Sixth Street Lending Partners ,
6.13%, 7/15/2030(d) 15,000 15,283
State Street Corp. ,
(SOFR + 1.02%), 4.53%,
2/20/2029(c) 40,000 40,170
2.20%, 3/3/2031 25,000 22,021
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 40,000 39,799
(SOFR + 1.22%), 5.15%,
2/28/2036(c) 25,000 25,159
UBS AG ,
5.65%, 9/11/2028 200,000 207,644
4,781,083
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 15,000 9,395
Cabot Corp. ,
4.00%, 7/1/2029 30,000 29,341
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 59,556
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 77,408
6.90%, 5/15/2053 25,000 26,168
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 18,467
5.42%, 11/15/2048 25,000 24,989
Eastman Chemical Co. ,
4.65%, 10/15/2044 25,000 21,123
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 86,197
FMC Corp. ,
6.38%, 5/18/2053(b) 15,000 14,396
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,076
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,533
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 60,000 46,218
Mosaic Co. (The) ,
5.45%, 11/15/2033(b) 50,000 50,948
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 51,531
5.00%, 4/1/2049 20,000 17,690
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 93,819
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 41,788
Westlake Corp. ,
4.38%, 11/15/2047 40,000 31,087
731,730
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 46,791
3.05%, 3/1/2050 50,000 33,591
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 57,795
Waste Management, Inc. ,
4.63%, 2/15/2030 40,000 40,384
4.15%, 7/15/2049 50,000 40,636
5.35%, 10/15/2054(b) 55,000 53,166
272,363
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 30,000 29,443
5.10%, 2/24/2035 25,000 25,416
5.90%, 2/15/2039 40,000 42,776
5.30%, 2/26/2054(b) 25,000 24,088
5.35%, 2/26/2064(b) 20,000 19,255
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 48,420
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 31,092
220,490
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 45,961
Construction Materials 0 .1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 40,353
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 99,253

8 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Vulcan Materials Co.,
5.70%, 12/1/2054 25,000 24,724
164,330
Consumer Finance 0 .7%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027(b) 150,000 147,461
3.00%, 10/29/2028 200,000 190,337
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(c) 20,000 20,264
8.00%, 11/1/2031 30,000 33,892
American Express Co. ,
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 100,000 100,775
(SOFR + 1.63%), 5.92%,
4/25/2035(c) 15,000 15,596
(SOFR + 1.42%), 5.28%,
7/26/2035(c) 25,000 25,337
American Honda Finance
Corp. ,
2.25%, 1/12/2029 50,000 46,447
1.80%, 1/13/2031 20,000 17,204
4.90%, 1/10/2034 30,000 29,636
Capital One Financial Corp. ,
3.75%, 3/9/2027 50,000 49,474
(SOFR + 2.06%), 4.93%,
5/10/2028(c) 45,000 45,251
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 50,000 52,235
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 20,000 22,521
(SOFR + 2.60%), 5.82%,
2/1/2034(c) 25,000 25,860
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 45,000 48,033
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(c) 10,000 11,650
(SOFR + 1.99%), 5.88%,
7/26/2035(c) 20,000 20,652
Caterpillar Financial Services
Corp. ,
5.00%, 5/14/2027(b) 100,000 101,305
Ford Motor Credit Co. LLC ,
7.35%, 11/4/2027(b) 200,000 207,182
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 50,000 48,302
4.30%, 4/6/2029(b) 25,000 24,548
5.85%, 4/6/2030 75,000 77,508
5.95%, 4/4/2034 30,000 30,492
5.90%, 1/7/2035 25,000 25,235
John Deere Capital Corp. ,
5.15%, 9/8/2026 80,000 80,742
1.75%, 3/9/2027 50,000 48,113
PACCAR Financial Corp. ,
Series R, 4.50%,
11/25/2026 30,000 30,104
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(c) 25,000 25,174
2.88%, 10/28/2031 25,000 21,784
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 50,000 50,294
3.05%, 3/22/2027(b) 40,000 39,204
4.35%, 10/8/2027 40,000 40,048
3.65%, 1/8/2029 40,000 39,150
4.45%, 6/29/2029 50,000 50,130
3.38%, 4/1/2030 25,000 23,887
4.80%, 1/5/2034(b) 40,000 39,928
1,905,755
Consumer Staples Distribution & Retail 0 .2%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 75,000 66,669
Dollar General Corp. ,
4.13%, 4/3/2050 30,000 22,734
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 22,007
3.38%, 12/1/2051 25,000 15,924
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 102,459
4.65%, 1/15/2048 25,000 21,011
5.65%, 9/15/2064(b) 25,000 23,578
Sysco Corp. ,
6.60%, 4/1/2050 50,000 54,232
Target Corp. ,
2.65%, 9/15/2030 75,000 69,248
3.90%, 11/15/2047 25,000 19,446
4.80%, 1/15/2053(b) 30,000 26,538
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 86,655
2.65%, 9/22/2051 100,000 61,848
4.50%, 9/9/2052 20,000 17,379
609,728
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 20,144
Sonoco Products Co. ,
2.25%, 2/1/2027 45,000 43,433
2.85%, 2/1/2032 50,000 43,942
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 38,312
145,831
Diversified Consumer Services 0 .1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 12,523
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 55,835
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,568
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 35,588

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 21,937
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 15,372
149,823
Diversified REITs 0 .1%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 100,046
GLP Capital LP ,
5.63%, 9/15/2034 25,000 24,967
Simon Property Group LP ,
2.65%, 2/1/2032(b) 100,000 88,188
4.75%, 3/15/2042 60,000 53,827
VICI Properties LP ,
4.75%, 2/15/2028 10,000 10,040
5.13%, 5/15/2032 10,000 9,976
5.63%, 5/15/2052 20,000 18,345
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 48,599
353,988
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
2.30%, 6/1/2027 60,000 57,760
1.65%, 2/1/2028 20,000 18,723
4.30%, 2/15/2030 50,000 49,620
2.75%, 6/1/2031 80,000 72,321
2.25%, 2/1/2032 100,000 85,822
2.55%, 12/1/2033 152,000 126,735
3.50%, 6/1/2041 70,000 54,742
3.65%, 6/1/2051 30,000 21,140
3.50%, 9/15/2053 80,000 53,895
3.55%, 9/15/2055 25,000 16,762
3.65%, 9/15/2059 228,000 151,643
Bell Canada ,
4.30%, 7/29/2049 50,000 38,578
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 42,775
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 58,655
Orange SA ,
5.50%, 2/6/2044 50,000 49,174
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 106,910
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 110,790
Verizon Communications, Inc. ,
4.33%, 9/21/2028 40,000 39,962
1.75%, 1/20/2031 100,000 86,078
4.50%, 8/10/2033 80,000 77,372
4.78%, 2/15/2035 30,000 29,079
5.25%, 4/2/2035 25,000 25,101
3.85%, 11/1/2042 135,000 107,419
2.88%, 11/20/2050 100,000 61,977
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
2.99%, 10/30/2056 210,000 125,936
1,668,969
Electric Utilities 1 .7%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,555
Series O, 4.50%, 6/15/2052 50,000 41,827
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 41,483
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 15,000 12,134
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 85,443
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 77,881
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 84,870
Connecticut Light and Power
Co. (The) ,
5.25%, 1/15/2053 25,000 23,329
Dominion Energy South
Carolina, Inc. ,
Series 2025, 5.30%,
1/15/2035 25,000 25,473
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 9,108
3.70%, 3/15/2045 80,000 61,813
Series B, 3.65%, 3/1/2052 10,000 7,301
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 26,208
5.45%, 6/15/2034 35,000 35,878
3.30%, 6/15/2041 50,000 37,406
4.20%, 6/15/2049 70,000 54,279
5.00%, 8/15/2052 50,000 43,632
5.80%, 6/15/2054 50,000 48,866
Duke Energy Florida LLC ,
3.20%, 1/15/2027 40,000 39,371
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046(b) 75,000 55,989
Duke Energy Progress LLC ,
5.25%, 3/15/2033(b) 50,000 51,292
5.05%, 3/15/2035 25,000 25,033
Entergy Arkansas LLC ,
5.30%, 9/15/2033 50,000 51,223
4.20%, 4/1/2049 50,000 39,466
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 46,961
Entergy Mississippi LLC ,
5.80%, 4/15/2055 25,000 24,975
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 21,890
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 39,444
Eversource Energy ,
5.95%, 7/15/2034 25,000 26,140
3.45%, 1/15/2050 45,000 31,404
Exelon Corp. ,
4.05%, 4/15/2030 100,000 98,102

10 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Exelon Corp.,
5.45%, 3/15/2034 20,000 20,493
5.63%, 6/15/2035 100,000 102,385
5.88%, 3/15/2055 25,000 24,810
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 30,000 26,577
Series C, 3.40%, 3/1/2050 15,000 10,118
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 44,123
4.13%, 6/1/2048 40,000 32,192
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 98,059
Georgia Power Co. ,
4.65%, 5/16/2028(b) 100,000 100,854
4.95%, 5/17/2033 100,000 100,456
4.30%, 3/15/2042 50,000 42,919
Idaho Power Co. ,
5.80%, 4/1/2054 25,000 24,906
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 48,731
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 45,000 43,370
4.63%, 7/15/2027 25,000 25,087
2.75%, 11/1/2029 100,000 93,228
2.44%, 1/15/2032 25,000 21,631
5.05%, 2/28/2033 40,000 40,196
5.25%, 3/15/2034 30,000 30,271
5.45%, 3/15/2035(b) 50,000 50,869
5.55%, 3/15/2054 50,000 47,567
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 41,400
5.10%, 5/15/2053 25,000 23,178
Ohio Power Co. ,
5.00%, 6/1/2033 100,000 99,432
4.15%, 4/1/2048 50,000 38,518
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 30,874
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 19,966
5.30%, 6/1/2042 50,000 48,023
4.60%, 6/1/2052 25,000 20,904
Pacific Gas and Electric Co. ,
4.20%, 3/1/2029 40,000 39,069
2.50%, 2/1/2031 250,000 218,263
5.80%, 5/15/2034 20,000 20,296
4.50%, 7/1/2040 50,000 42,226
4.95%, 7/1/2050 50,000 41,321
6.75%, 1/15/2053 20,000 20,760
PacifiCorp ,
5.45%, 2/15/2034 20,000 20,162
6.00%, 1/15/2039 25,000 25,755
5.50%, 5/15/2054 25,000 22,851
5.80%, 1/15/2055 25,000 23,772
PG&E Recovery Funding LLC ,
Series A-2, 5.23%, 6/1/2042 50,000 49,121
Public Service Co. of
Oklahoma ,
5.20%, 1/15/2035 25,000 24,944
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 82,073
5.45%, 8/1/2053 25,000 24,414
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 50,541
5.45%, 3/1/2035 25,000 24,902
Series 08-A, 5.95%,
2/1/2038 30,000 29,857
4.00%, 4/1/2047 25,000 18,190
Series B, 4.88%, 3/1/2049 50,000 41,079
5.88%, 12/1/2053 40,000 37,411
Southern Co. (The) ,
4.85%, 3/15/2035 25,000 24,338
4.40%, 7/1/2046 80,000 66,442
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 28,442
Union Electric Co. ,
2.63%, 3/15/2051 100,000 59,166
Virginia Electric and Power
Co. ,
Series A, 3.50%,
3/15/2027(b) 40,000 39,518
Series B, 3.75%, 5/15/2027 75,000 74,261
2.30%, 11/15/2031 50,000 43,607
5.30%, 8/15/2033 100,000 102,320
5.05%, 8/15/2034 25,000 25,032
Series A, 6.00%, 5/15/2037 35,000 36,870
4.45%, 2/15/2044 10,000 8,501
Series C, 4.63%, 5/15/2052 25,000 21,109
5.45%, 4/1/2053 25,000 23,822
5.35%, 1/15/2054 20,000 18,771
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 94,761
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 131,791
4,282,671
Electrical Equipment 0 .1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 96,203
Emerson Electric Co. ,
2.00%, 12/21/2028 40,000 37,189
Regal Rexnord Corp. ,
6.30%, 2/15/2030 50,000 52,340
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,872
188,604
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 93,524
CDW LLC ,
3.57%, 12/1/2031 30,000 27,622
Corning, Inc. ,
5.35%, 11/15/2048 40,000 37,384
158,530

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 33,874
4.08%, 12/15/2047 50,000 38,912
Halliburton Co. ,
5.00%, 11/15/2045(b) 60,000 52,631
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029 15,000 14,492
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,260
151,169
Entertainment 0 .1%
Netflix, Inc. ,
4.88%, 4/15/2028 25,000 25,395
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,470
TWDC Enterprises 18 Corp. ,
2.95%, 6/15/2027 100,000 97,985
3.00%, 7/30/2046 35,000 23,323
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 91,515
2.65%, 1/13/2031 50,000 45,844
3.50%, 5/13/2040(b) 60,000 49,042
2.75%, 9/1/2049 25,000 15,624
358,198
Financial Services 0 .4%
Apollo Global Management,
Inc. ,
5.80%, 5/21/2054 45,000 44,668
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 48,848
3.90%, 4/5/2032(b) 25,000 23,496
4.35%, 4/5/2042 20,000 16,739
Equitable Holdings, Inc. ,
5.00%, 4/20/2048(b) 20,000 17,568
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 21,936
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 47,975
2.65%, 6/1/2030 80,000 72,939
4.40%, 7/1/2049 25,000 19,968
Global Payments, Inc. ,
2.15%, 1/15/2027 25,000 24,150
4.15%, 8/15/2049 30,000 22,007
Mastercard, Inc. ,
2.95%, 6/1/2029 50,000 47,851
2.00%, 11/18/2031 50,000 43,282
4.55%, 1/15/2035 25,000 24,422
3.95%, 2/26/2048 25,000 19,892
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 48,844
5.80%, 1/15/2033 50,000 52,970
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 20,000 19,701
5.25%, 6/1/2062 25,000 22,940
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 165,591
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Visa, Inc. ,
2.05%, 4/15/2030 50,000 45,334
4.30%, 12/14/2045 70,000 60,202
Voya Financial, Inc. ,
5.00%, 9/20/2034 15,000 14,650
925,973
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 98,087
2.90%, 3/1/2032 25,000 22,530
Campbell's Co. (The) ,
4.15%, 3/15/2028 50,000 49,661
4.75%, 3/23/2035 25,000 23,899
4.80%, 3/15/2048 10,000 8,637
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 75,314
5.40%, 11/1/2048 15,000 13,219
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 92,713
Hershey Co. (The) ,
3.13%, 11/15/2049 25,000 16,831
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 37,069
6.50%, 11/15/2053(b) 25,000 26,747
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032 30,000 26,265
5.75%, 4/1/2033 37,000 37,943
6.75%, 3/15/2034 28,000 30,478
6.50%, 12/1/2052 15,000 15,331
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(b) 90,000 75,244
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 29,388
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033(b) 30,000 31,532
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 44,706
Unilever Capital Corp. ,
5.90%, 11/15/2032 50,000 54,243
809,837
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 41,274
2.85%, 2/15/2052 20,000 12,244
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 17,867
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 48,277
3.35%, 6/1/2050 30,000 19,982
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 42,852
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 16,341
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,112
205,949

12 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 60,000 57,027
4.90%, 4/1/2044 70,000 65,024
2.88%, 6/15/2052 25,000 15,506
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 126,295
6.20%, 6/1/2036 30,000 32,936
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 43,734
3.10%, 12/2/2051 35,000 22,859
4.20%, 11/15/2069 25,000 18,728
6.13%, 9/15/2115 10,000 10,150
CSX Corp. ,
5.50%, 4/15/2041 50,000 49,602
3.95%, 5/1/2050 100,000 77,202
Norfolk Southern Corp. ,
2.30%, 5/15/2031 100,000 88,457
4.45%, 6/15/2045 50,000 42,638
5.35%, 8/1/2054(b) 30,000 28,563
4.10%, 5/15/2121 30,000 20,716
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 87,977
Uber Technologies, Inc. ,
4.80%, 9/15/2034(b) 30,000 29,467
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 17,254
3.25%, 2/5/2050 80,000 54,646
3.84%, 3/20/2060 90,000 64,500
5.15%, 1/20/2063 25,000 22,700
975,981
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
4.90%, 11/30/2046 70,000 65,308
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 98,010
1.92%, 2/1/2027 70,000 67,375
2.27%, 12/1/2028 50,000 46,514
Becton Dickinson & Co. ,
4.69%, 12/15/2044(b) 44,000 38,293
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 30,311
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 41,909
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032(b) 100,000 106,198
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,062
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 44,753
Solventum Corp. ,
5.45%, 2/25/2027 15,000 15,232
5.60%, 3/23/2034 25,000 25,642
5.90%, 4/30/2054 20,000 19,831
Stryker Corp. ,
2.90%, 6/15/2050 50,000 32,485
649,923
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1 .1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 17,127
Aetna, Inc. ,
4.75%, 3/15/2044 15,000 12,601
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 30,904
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 12,473
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 40,634
Cencora, Inc. ,
4.25%, 3/1/2045 30,000 24,368
Centene Corp. ,
3.00%, 10/15/2030 80,000 69,677
2.50%, 3/1/2031 40,000 33,580
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 5,752
Cigna Group (The) ,
3.05%, 10/15/2027 30,000 29,142
4.38%, 10/15/2028 50,000 49,822
2.38%, 3/15/2031 25,000 22,149
4.80%, 8/15/2038 50,000 46,401
3.40%, 3/15/2050 95,000 63,812
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 56,533
4.19%, 10/1/2049 25,000 19,382
CVS Health Corp. ,
3.63%, 4/1/2027 50,000 49,286
4.30%, 3/25/2028 59,000 58,606
5.40%, 6/1/2029 25,000 25,662
3.75%, 4/1/2030 50,000 47,896
5.55%, 6/1/2031 25,000 25,897
2.13%, 9/15/2031 90,000 76,779
5.70%, 6/1/2034 25,000 25,601
4.78%, 3/25/2038 75,000 68,534
6.00%, 6/1/2044 25,000 24,623
5.05%, 3/25/2048 75,000 64,533
5.88%, 6/1/2053 20,000 18,963
6.05%, 6/1/2054 25,000 24,435
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 59,123
5.20%, 2/15/2035 25,000 24,981
4.65%, 8/15/2044 115,000 98,696
5.13%, 2/15/2053 30,000 26,461
5.70%, 2/15/2055 30,000 28,645
HCA, Inc. ,
4.50%, 2/15/2027 250,000 249,444
3.63%, 3/15/2032 100,000 92,035
5.60%, 4/1/2034 25,000 25,478
5.45%, 9/15/2034 25,000 25,101
5.50%, 6/15/2047 20,000 18,507
4.63%, 3/15/2052 70,000 55,947
6.00%, 4/1/2054 20,000 19,420
6.10%, 4/1/2064 25,000 24,224
Humana, Inc. ,
3.95%, 8/15/2049 50,000 35,743
5.75%, 4/15/2054(b) 15,000 13,937
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 40,835

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Kaiser Foundation Hospitals,
Series 2021, 3.00%,
6/1/2051 15,000 9,633
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 46,841
McKesson Corp. ,
1.30%, 8/15/2026 100,000 96,824
3.95%, 2/16/2028 100,000 99,056
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 18,703
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 15,927
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 26,653
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 84,427
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,251
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 49,618
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,124
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 28,429
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 100,000 98,192
4.80%, 1/15/2030 25,000 25,264
4.95%, 1/15/2032(b) 25,000 25,182
4.50%, 4/15/2033 75,000 72,667
5.15%, 7/15/2034(b) 25,000 25,072
2.75%, 5/15/2040 60,000 42,898
3.05%, 5/15/2041 50,000 36,465
5.50%, 7/15/2044 25,000 24,133
4.25%, 4/15/2047 60,000 47,844
3.25%, 5/15/2051 100,000 65,259
5.88%, 2/15/2053 20,000 19,736
5.63%, 7/15/2054 25,000 23,815
3.13%, 5/15/2060 25,000 14,638
5.20%, 4/15/2063 30,000 26,151
5.75%, 7/15/2064 25,000 23,791
2,951,342
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 32,163
4.00%, 2/1/2050 50,000 37,183
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 46,454
Healthpeak OP LLC ,
2.88%, 1/15/2031 50,000 45,410
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 50,000 49,937
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 65,471
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 94,453
2.75%, 1/15/2032 25,000 22,267
393,338
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 46,886
Hotels, Restaurants & Leisure 0 .1%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 50,384
Expedia Group, Inc. ,
3.80%, 2/15/2028 25,000 24,568
3.25%, 2/15/2030(b) 15,000 14,138
Marriott International, Inc. ,
5.30%, 5/15/2034(b) 20,000 20,168
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 98,574
4.95%, 3/3/2035 25,000 24,920
3.70%, 2/15/2042 40,000 31,525
4.88%, 12/9/2045 50,000 44,929
3.63%, 9/1/2049 10,000 7,250
Starbucks Corp. ,
3.50%, 11/15/2050 100,000 68,938
385,394
Household Durables 0 .1%
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 43,580
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,437
144,017
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 8,952
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 38,631
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 25,000 16,186
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 94,875
158,644
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 40,000 35,359
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 25,000 24,533
5.75%, 3/15/2054(b) 20,000 19,631
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,054
101,577
Industrial Conglomerates 0 .1%
3M Co. ,
3.63%, 10/15/2047 30,000 22,065

14 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
3M Co.,
4.00%, 9/14/2048 40,000 31,457
Honeywell International, Inc. ,
1.10%, 3/1/2027 30,000 28,535
2.70%, 8/15/2029 50,000 47,060
3.81%, 11/21/2047 50,000 38,431
5.25%, 3/1/2054 30,000 28,230
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,339
227,117
Industrial REITs 0 .1%
Prologis LP ,
2.88%, 11/15/2029 40,000 37,580
1.25%, 10/15/2030 60,000 51,137
5.13%, 1/15/2034(b) 30,000 30,325
2.13%, 10/15/2050 30,000 15,820
134,862
Insurance 0 .7%
Aflac, Inc. ,
3.60%, 4/1/2030 25,000 24,197
Alleghany Corp. ,
3.63%, 5/15/2030 25,000 24,152
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 77,444
4.20%, 12/15/2046 10,000 8,142
American International Group,
Inc. ,
5.13%, 3/27/2033 100,000 101,225
4.75%, 4/1/2048 10,000 8,813
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 43,582
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 34,094
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 50,000 36,260
Arthur J Gallagher & Co. ,
5.45%, 7/15/2034 30,000 30,558
5.75%, 3/2/2053 20,000 19,375
5.55%, 2/15/2055 25,000 23,584
Athene Holding Ltd. ,
4.13%, 1/12/2028(b) 100,000 99,125
6.15%, 4/3/2030 25,000 26,481
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 91,723
4.40%, 5/15/2042 90,000 81,822
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 50,094
Brown & Brown, Inc. ,
4.90%, 6/23/2030 30,000 30,121
5.55%, 6/23/2035 25,000 25,272
Chubb INA Holdings LLC ,
4.35%, 11/3/2045(b) 100,000 85,773
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 48,815
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 35,168
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 25,000 16,970
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054 10,000 10,082
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 44,192
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041 30,000 31,082
Lincoln National Corp. ,
4.35%, 3/1/2048 17,000 13,527
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 43,398
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 77,493
5.00%, 3/15/2035 25,000 24,941
4.90%, 3/15/2049 50,000 44,720
5.40%, 3/15/2055 30,000 28,619
MetLife, Inc. ,
5.70%, 6/15/2035(b) 86,000 90,304
4.13%, 8/13/2042 50,000 41,773
5.00%, 7/15/2052(b) 25,000 22,483
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 48,602
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 38,968
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,609
5.20%, 3/14/2035 20,000 20,142
6.63%, 6/21/2040 70,000 77,835
3.70%, 3/13/2051 30,000 21,907
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 14,954
4.00%, 5/30/2047 15,000 11,970
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 33,253
Unum Group ,
6.00%, 6/15/2054 10,000 9,740
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 50,241
2.95%, 9/15/2029 30,000 28,132
5.90%, 3/5/2054(b) 25,000 24,633
1,886,390
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
4.50%, 5/15/2035(b) 25,000 24,532
2.05%, 8/15/2050 25,000 13,801
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 95,601
4.75%, 8/15/2034(b) 25,000 24,904
4.45%, 8/15/2052 15,000 12,613
5.60%, 5/15/2053 35,000 34,715
5.40%, 8/15/2054 25,000 24,158
4.65%, 8/15/2062 25,000 20,973
5.55%, 8/15/2064 25,000 24,254
275,551
IT Services 0 .2%
Accenture Capital, Inc. ,
4.25%, 10/4/2031 40,000 39,390
4.50%, 10/4/2034 25,000 24,193

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027 100,000 100,326
International Business
Machines Corp. ,
4.50%, 2/6/2028 100,000 100,472
3.50%, 5/15/2029 100,000 96,938
1.95%, 5/15/2030 100,000 89,056
4.25%, 5/15/2049(b) 100,000 80,272
530,647
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 19,729
3.90%, 11/19/2029 50,000 48,204
67,933
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 20,000 18,697
Danaher Corp. ,
2.60%, 10/1/2050 45,000 27,066
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 47,242
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 40,000 37,005
2.60%, 10/1/2029 65,000 60,887
2.80%, 10/15/2041 30,000 21,547
212,444
Machinery 0 .2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 25,000 17,436
Cummins, Inc. ,
5.45%, 2/20/2054 20,000 19,369
Deere & Co. ,
3.10%, 4/15/2030 25,000 23,676
3.90%, 6/9/2042(b) 100,000 84,743
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 46,759
Ingersoll Rand, Inc. ,
5.70%, 6/15/2054 10,000 9,892
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 51,099
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 38,015
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 95,919
Snap-on, Inc. ,
3.10%, 5/1/2050 25,000 16,845
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,812
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 20,105
432,670
Media 0 .5%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 50,000 48,874
2.25%, 1/15/2029 25,000 22,975
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
2.80%, 4/1/2031(b) 150,000 132,886
3.50%, 3/1/2042 50,000 35,178
5.75%, 4/1/2048 20,000 17,700
4.80%, 3/1/2050 30,000 23,262
3.70%, 4/1/2051 70,000 45,188
5.25%, 4/1/2053 50,000 41,226
3.85%, 4/1/2061 25,000 15,371
4.40%, 12/1/2061 25,000 16,983
Comcast Corp. ,
4.15%, 10/15/2028 30,000 29,812
3.40%, 4/1/2030 20,000 19,126
1.50%, 2/15/2031 100,000 85,037
4.80%, 5/15/2033 60,000 59,574
3.75%, 4/1/2040 90,000 74,024
3.97%, 11/1/2047 96,000 73,293
4.70%, 10/15/2048 45,000 38,239
2.89%, 11/1/2051 100,000 60,079
5.35%, 5/15/2053 25,000 22,945
2.94%, 11/1/2056 60,000 34,663
4.95%, 10/15/2058 12,000 10,233
2.99%, 11/1/2063 44,000 24,526
Fox Corp. ,
5.48%, 1/25/2039 50,000 48,681
Grupo Televisa SAB ,
8.50%, 3/11/2032 30,000 33,728
Paramount Global ,
5.50%, 5/15/2033 55,000 53,609
4.38%, 3/15/2043 50,000 37,844
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 92,242
1,197,298
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 25,987
6.80%, 11/29/2032(b) 25,000 27,409
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 39,923
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 30,000 30,677
5.00%, 9/30/2043 50,000 47,250
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 23,556
Newmont Corp. ,
2.60%, 7/15/2032 60,000 53,147
Nucor Corp. ,
3.85%, 4/1/2052 40,000 30,027
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 84,364
Rio Tinto Finance USA plc ,
5.25%, 3/14/2035 25,000 25,368
5.88%, 3/14/2065 35,000 35,194
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 54,481
Vale Overseas Ltd. ,
6.40%, 6/28/2054(b) 25,000 24,551
501,934

16 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0 .3%
Ameren Corp. ,
5.00%, 1/15/2029 20,000 20,331
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036(b) 20,000 21,366
4.45%, 1/15/2049 50,000 41,417
4.25%, 10/15/2050 100,000 79,673
4.60%, 5/1/2053 20,000 16,758
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 23,366
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 47,077
3.70%, 11/15/2059 100,000 69,099
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 37,465
2.50%, 5/1/2060 25,000 13,694
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 50,525
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 41,018
5.00%, 6/15/2052 30,000 26,463
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 33,123
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 31,499
Sempra ,
3.70%, 4/1/2029 40,000 38,798
4.00%, 2/1/2048 50,000 37,091
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 42,909
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 35,000 30,438
702,110
Office REITs 0 .1%
Boston Properties LP ,
2.75%, 10/1/2026 60,000 58,694
2.45%, 10/1/2033 30,000 24,062
5.75%, 1/15/2035 25,000 25,147
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 45,198
153,101
Oil, Gas & Consumable Fuels 1 .6%
APA Corp. ,
6.10%, 2/15/2035(d) 25,000 24,489
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 75,000 74,763
1.75%, 8/10/2030 200,000 175,648
2.72%, 1/12/2032 100,000 89,059
4.89%, 9/11/2033(b) 30,000 29,946
2.77%, 11/10/2050 60,000 36,206
BP Capital Markets plc ,
3.28%, 9/19/2027 60,000 58,817
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 36,147
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc. ,
6.75%, 11/15/2039(b) 5,000 5,344
3.75%, 2/15/2052 35,000 23,698
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 100,693
2.74%, 12/31/2039 25,000 20,563
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 47,758
Chevron Corp. ,
2.00%, 5/11/2027(b) 75,000 72,325
ConocoPhillips Co. ,
5.00%, 1/15/2035(b) 25,000 24,851
3.76%, 3/15/2042 30,000 23,911
5.30%, 5/15/2053(b) 25,000 23,033
4.03%, 3/15/2062 60,000 43,064
Coterra Energy, Inc. ,
5.60%, 3/15/2034 25,000 25,131
Devon Energy Corp. ,
4.50%, 1/15/2030 50,000 49,511
5.00%, 6/15/2045 25,000 20,870
5.75%, 9/15/2054 25,000 22,394
Diamondback Energy, Inc. ,
5.40%, 4/18/2034(b) 15,000 15,036
5.55%, 4/1/2035 25,000 25,159
4.25%, 3/15/2052 25,000 18,900
5.75%, 4/18/2054 15,000 13,932
5.90%, 4/18/2064 10,000 9,235
Eastern Gas Transmission &
Storage, Inc. ,
4.60%, 12/15/2044 25,000 21,063
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 57,675
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 41,434
6.70%, 11/15/2053 35,000 37,781
Energy Transfer LP ,
4.20%, 4/15/2027 40,000 39,758
5.55%, 2/15/2028 50,000 51,235
5.25%, 4/15/2029(b) 100,000 102,012
3.75%, 5/15/2030 150,000 143,746
5.60%, 9/1/2034(b) 40,000 40,451
5.30%, 4/15/2047 25,000 22,015
5.40%, 10/1/2047 25,000 22,250
5.00%, 5/15/2050 100,000 83,577
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 28,009
4.95%, 2/15/2035 25,000 24,779
4.45%, 2/15/2043 45,000 38,530
4.95%, 10/15/2054 130,000 112,626
EOG Resources, Inc. ,
5.65%, 12/1/2054 25,000 24,306
Equinor ASA ,
3.70%, 4/6/2050 100,000 75,632
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 38,745
4.11%, 3/1/2046 70,000 57,065
Hess Corp. ,
4.30%, 4/1/2027 100,000 99,960
5.60%, 2/15/2041(b) 25,000 25,303

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 30,796
5.00%, 3/1/2043(b) 40,000 35,731
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 49,171
5.40%, 2/1/2034 35,000 35,357
5.55%, 6/1/2045 50,000 46,926
5.45%, 8/1/2052 25,000 22,797
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 49,129
4.50%, 4/1/2048 30,000 23,282
MPLX LP ,
4.00%, 3/15/2028 75,000 73,977
5.40%, 4/1/2035 25,000 24,721
4.50%, 4/15/2038 25,000 22,070
5.20%, 12/1/2047 30,000 26,005
4.70%, 4/15/2048 50,000 40,428
4.95%, 3/14/2052 10,000 8,254
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(b) 50,000 52,779
6.45%, 9/15/2036 50,000 50,887
6.60%, 3/15/2046 20,000 19,760
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 78,260
6.05%, 9/1/2033 30,000 31,481
5.05%, 11/1/2034 20,000 19,440
4.25%, 9/15/2046 30,000 22,692
5.20%, 7/15/2048 30,000 25,937
6.63%, 9/1/2053 20,000 20,684
5.70%, 11/1/2054 20,000 18,367
5.85%, 11/1/2064(b) 20,000 18,444
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 30,602
Phillips 66 ,
5.88%, 5/1/2042 60,000 59,637
3.30%, 3/15/2052 30,000 19,309
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 41,333
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 250,924
Shell Finance US, Inc. ,
4.38%, 5/11/2045 25,000 21,057
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034(d) 15,000 14,807
Suncor Energy, Inc. ,
4.00%, 11/15/2047 10,000 7,360
3.75%, 3/4/2051 25,000 17,406
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,290
6.13%, 3/15/2033 30,000 31,550
6.25%, 7/1/2052 25,000 24,638
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 100,000 97,653
3.46%, 7/12/2049 25,000 17,630
TotalEnergies Capital SA ,
5.64%, 4/5/2064 30,000 28,767
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 52,227
5.10%, 3/15/2049 35,000 31,486
Valero Energy Corp. ,
6.63%, 6/15/2037 50,000 53,895
Western Midstream Operating
LP ,
4.05%, 2/1/2030(e) 30,000 28,814
5.25%, 2/1/2050(e) 20,000 16,780
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028 75,000 76,797
2.60%, 3/15/2031 25,000 22,339
6.30%, 4/15/2040 25,000 26,338
5.40%, 3/4/2044 50,000 46,852
5.80%, 11/15/2054 25,000 24,296
4,213,597
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,462
Suzano Austria GmbH ,
3.75%, 1/15/2031 70,000 65,129
125,591
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 22,740
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 15,000 9,674
Kenvue, Inc. ,
4.90%, 3/22/2033(b) 100,000 101,100
110,774
Pharmaceuticals 0 .9%
AstraZeneca plc ,
3.13%, 6/12/2027 30,000 29,440
1.38%, 8/6/2030(b) 75,000 64,927
4.38%, 8/17/2048(b) 70,000 60,136
Bristol-Myers Squibb Co. ,
1.13%, 11/13/2027 40,000 37,420
3.90%, 2/20/2028 75,000 74,418
3.40%, 7/26/2029 30,000 28,947
5.20%, 2/22/2034 40,000 40,856
4.13%, 6/15/2039 40,000 35,297
3.55%, 3/15/2042(b) 50,000 39,274
6.25%, 11/15/2053 20,000 21,288
5.55%, 2/22/2054 50,000 48,363
3.90%, 3/15/2062 45,000 31,954
Eli Lilly & Co. ,
4.50%, 2/9/2027 20,000 20,098
4.20%, 8/14/2029 40,000 39,986
4.70%, 2/9/2034(b) 30,000 29,882
5.10%, 2/12/2035 40,000 40,669
2.25%, 5/15/2050 35,000 19,795
5.00%, 2/9/2054 15,000 13,847
5.05%, 8/14/2054 25,000 23,296
4.95%, 2/27/2063 30,000 26,912
5.10%, 2/9/2064 15,000 13,773
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 93,198

18 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 296,127
3.63%, 3/3/2037 70,000 62,002
3.70%, 3/1/2046 50,000 39,918
Merck & Co., Inc. ,
4.30%, 5/17/2030(b) 100,000 100,052
4.15%, 5/18/2043 100,000 84,418
4.00%, 3/7/2049 70,000 55,222
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 90,629
2.75%, 8/14/2050 20,000 12,566
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 70,000 70,273
4.65%, 5/19/2030 100,000 100,822
4.75%, 5/19/2033(b) 65,000 64,609
5.30%, 5/19/2053 80,000 74,700
5.34%, 5/19/2063 40,000 36,617
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 85,985
3.90%, 3/15/2039 60,000 51,895
4.13%, 12/15/2046 50,000 40,615
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 27,105
Sanofi SA ,
3.63%, 6/19/2028 25,000 24,642
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034 200,000 202,472
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 16,152
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 32,855
Zoetis, Inc. ,
4.70%, 2/1/2043 50,000 45,408
2,448,860
Professional Services 0 .0%
†
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 86,320
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 20,878
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 26,183
133,381
Residential REITs 0 .2%
American Homes 4 Rent LP ,
5.50%, 2/1/2034(b) 25,000 25,415
AvalonBay Communities, Inc. ,
5.35%, 6/1/2034 10,000 10,242
3.90%, 10/15/2046 15,000 11,670
Camden Property Trust ,
3.35%, 11/1/2049 10,000 7,015
ERP Operating LP ,
2.85%, 11/1/2026 200,000 196,043
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 46,688
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Invitation Homes Operating
Partnership LP ,
5.50%, 8/15/2033 40,000 40,646
Mid-America Apartments LP ,
4.95%, 3/1/2035 25,000 24,747
Store Capital LLC ,
2.70%, 12/1/2031 50,000 42,564
UDR, Inc. ,
3.20%, 1/15/2030 50,000 47,293
452,323
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 49,110
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 18,985
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 41,639
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 17,067
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 86,201
4.00%, 7/15/2029 25,000 24,558
5.13%, 2/15/2034(b) 15,000 15,169
5.13%, 4/15/2035 25,000 25,025
Regency Centers LP ,
2.95%, 9/15/2029 25,000 23,553
301,307
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 56,667
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 52,704
Broadcom Corp. ,
3.88%, 1/15/2027 100,000 99,142
Broadcom, Inc. ,
5.05%, 7/12/2027 40,000 40,476
4.15%, 11/15/2030 128,000 125,354
3.47%, 4/15/2034(d) 35,000 31,107
4.93%, 5/15/2037(d) 100,000 96,637
3.50%, 2/15/2041(b)(d) 50,000 39,567
3.75%, 2/15/2051(d) 50,000 37,401
Intel Corp. ,
3.75%, 3/25/2027 50,000 49,328
4.88%, 2/10/2028 35,000 35,251
5.13%, 2/10/2030(b) 50,000 50,741
5.20%, 2/10/2033(b) 50,000 50,000
2.80%, 8/12/2041 45,000 29,584
3.73%, 12/8/2047 30,000 20,531
3.05%, 8/12/2051 75,000 43,358
5.70%, 2/10/2053 20,000 18,006
3.10%, 2/15/2060 35,000 18,826
5.90%, 2/10/2063 25,000 22,666
KLA Corp. ,
3.30%, 3/1/2050 50,000 34,622
Lam Research Corp. ,
2.88%, 6/15/2050 35,000 22,453
Micron Technology, Inc. ,
5.88%, 9/15/2033(b) 50,000 52,146

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. ,
3.50%, 4/1/2050(b) 40,000 29,948
NXP BV ,
4.30%, 6/18/2029 50,000 49,486
5.00%, 1/15/2033 50,000 49,851
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 83,138
4.65%, 5/20/2035(b) 100,000 98,740
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 36,723
5.00%, 3/14/2053(b) 35,000 32,052
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 179,227
1,585,732
Software 0 .5%
Adobe, Inc. ,
4.80%, 4/4/2029 30,000 30,629
Intuit, Inc. ,
5.50%, 9/15/2053 15,000 14,852
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 60,373
3.45%, 8/8/2036 30,000 26,784
3.70%, 8/8/2046 30,000 24,033
2.50%, 9/15/2050 50,000 30,193
2.92%, 3/17/2052 200,000 131,951
Oracle Corp. ,
3.25%, 11/15/2027 50,000 48,648
4.20%, 9/27/2029 25,000 24,703
4.65%, 5/6/2030 80,000 80,315
2.88%, 3/25/2031 50,000 45,324
6.25%, 11/9/2032 20,000 21,529
4.30%, 7/8/2034 100,000 94,003
4.70%, 9/27/2034 25,000 24,020
3.60%, 4/1/2040 100,000 78,927
3.60%, 4/1/2050 25,000 17,167
6.90%, 11/9/2052 20,000 21,939
5.55%, 2/6/2053 70,000 64,671
5.38%, 9/27/2054 50,000 45,036
3.85%, 4/1/2060 100,000 67,414
5.50%, 9/27/2064 25,000 22,337
Roper Technologies, Inc. ,
1.75%, 2/15/2031 20,000 17,108
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 31,836
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 64,777
Synopsys, Inc. ,
4.55%, 4/1/2027 25,000 25,039
4.85%, 4/1/2030(b) 25,000 25,282
5.00%, 4/1/2032(b) 25,000 25,258
VMware LLC ,
4.65%, 5/15/2027(b) 30,000 30,094
3.90%, 8/21/2027 25,000 24,712
2.20%, 8/15/2031 100,000 86,577
Workday, Inc. ,
3.80%, 4/1/2032(b) 30,000 28,184
1,333,715
Specialized REITs 0 .3%
American Tower Corp. ,
3.38%, 10/15/2026 100,000 98,653
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
American Tower Corp.,
5.80%, 11/15/2028 50,000 51,906
3.70%, 10/15/2049 30,000 21,766
2.95%, 1/15/2051 30,000 18,871
Crown Castle, Inc. ,
5.00%, 1/11/2028 90,000 90,754
2.25%, 1/15/2031 30,000 26,220
4.00%, 11/15/2049 60,000 44,705
CubeSmart LP ,
2.25%, 12/15/2028 40,000 37,179
2.50%, 2/15/2032 45,000 38,906
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 33,041
2.15%, 7/15/2030 100,000 88,950
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 31,019
5.40%, 2/1/2034 25,000 25,323
Public Storage Operating Co. ,
1.50%, 11/9/2026 25,000 24,126
2.25%, 11/9/2031 50,000 43,583
675,002
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 21,463
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 34,521
Home Depot, Inc. (The) ,
1.50%, 9/15/2028 30,000 27,687
2.95%, 6/15/2029 40,000 38,157
2.70%, 4/15/2030 100,000 93,036
3.25%, 4/15/2032 25,000 23,064
5.88%, 12/16/2036 25,000 26,699
4.40%, 3/15/2045 50,000 42,839
4.50%, 12/6/2048 70,000 59,739
2.38%, 3/15/2051 20,000 11,248
5.30%, 6/25/2054 60,000 57,159
Lowe's Cos., Inc. ,
3.65%, 4/5/2029(b) 50,000 48,697
3.75%, 4/1/2032 85,000 79,830
5.00%, 4/15/2040 30,000 27,923
4.05%, 5/3/2047 40,000 30,887
3.00%, 10/15/2050 80,000 49,589
4.25%, 4/1/2052 35,000 27,149
5.85%, 4/1/2063 25,000 24,147
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 97,943
821,777
Technology Hardware, Storage & Peripherals 0 .3%
Apple, Inc. ,
2.45%, 8/4/2026 100,000 98,254
3.00%, 11/13/2027(b) 100,000 97,886
1.65%, 5/11/2030 25,000 22,226
1.65%, 2/8/2031 200,000 174,102
3.85%, 5/4/2043 50,000 41,605
4.38%, 5/13/2045 145,000 127,649
2.65%, 2/8/2051 100,000 61,719
2.80%, 2/8/2061 15,000 8,826
Dell International LLC ,
4.90%, 10/1/2026 60,000 60,160
4.85%, 2/1/2035 25,000 24,157

20 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Dell International LLC,
3.38%, 12/15/2041 25,000 18,747
8.35%, 7/15/2046 13,000 16,533
3.45%, 12/15/2051 25,000 17,097
Hewlett Packard Enterprise
Co. ,
4.40%, 9/25/2027(b) 30,000 29,990
5.00%, 10/15/2034 20,000 19,402
6.35%, 10/15/2045(b)(e) 25,000 25,706
5.60%, 10/15/2054 15,000 13,785
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,789
6.00%, 9/15/2041 25,000 25,192
892,825
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 46,952
3.38%, 11/1/2046 30,000 21,685
68,637
Tobacco 0 .2%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 43,057
5.63%, 2/6/2035(b) 25,000 25,430
3.88%, 9/16/2046 65,000 47,841
3.70%, 2/4/2051 30,000 20,677
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 89,306
4.76%, 9/6/2049 25,000 20,567
BAT International Finance plc ,
5.93%, 2/2/2029(b) 50,000 52,234
Philip Morris International,
Inc. ,
5.13%, 11/17/2027 20,000 20,306
5.63%, 11/17/2029 20,000 20,871
5.13%, 2/15/2030(b) 75,000 76,795
5.38%, 2/15/2033 50,000 51,312
5.25%, 2/13/2034(b) 30,000 30,374
4.13%, 3/4/2043 70,000 58,210
Reynolds American, Inc. ,
5.70%, 8/15/2035 75,000 76,456
633,436
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 147,004
3.13%, 12/1/2030 50,000 46,122
2.88%, 1/15/2032(b) 30,000 26,589
GATX Corp. ,
4.00%, 6/30/2030 100,000 97,221
3.10%, 6/1/2051 15,000 9,333
326,269
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 41,958
5.45%, 3/1/2054 45,000 43,364
Essential Utilities, Inc. ,
3.35%, 4/15/2050 25,000 16,273
101,595
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 90,022
Rogers Communications, Inc. ,
3.20%, 3/15/2027 10,000 9,791
5.00%, 3/15/2044 100,000 89,990
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 50,000 49,408
4.80%, 7/15/2028 20,000 20,241
3.38%, 4/15/2029 50,000 48,004
3.88%, 4/15/2030 100,000 96,923
2.55%, 2/15/2031(b) 30,000 26,800
5.05%, 7/15/2033 20,000 20,031
4.70%, 1/15/2035 25,000 24,189
4.38%, 4/15/2040 50,000 44,173
4.50%, 4/15/2050 100,000 82,132
5.65%, 1/15/2053(b) 30,000 28,888
5.75%, 1/15/2054(b) 10,000 9,770
5.80%, 9/15/2062 25,000 24,410
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 16,014
4.25%, 9/17/2050 45,000 35,216
5.88%, 6/28/2064 20,000 19,250
735,252
Total Corporate Bonds
(cost $66,061,166)
61,846,897
Foreign Government Securities 1 .5%
CANADA 0 .2%
Canada Government Bond ,
4.00%, 3/18/2030 50,000 50,049
Province of Alberta ,
3.30%, 3/15/2028 50,000 49,062
Province of British Columbia ,
4.80%, 11/15/2028 50,000 51,112
Province of New Brunswick ,
3.63%, 2/24/2028 50,000 49,395
Province of Ontario ,
3.70%, 9/17/2029 60,000 59,114
1.13%, 10/7/2030 200,000 171,773
Province of Quebec ,
3.63%, 4/13/2028 25,000 24,738
7.50%, 9/15/2029 50,000 56,289
511,532
CHILE 0 .0%
†
Republic of Chile ,
3.10%, 1/22/2061 200,000 119,700
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 26,000 29,694
INDONESIA 0 .1%
Republic of Indonesia ,
1.85%, 3/12/2031 200,000 172,950
3.55%, 3/31/2032 200,000 185,994
358,944

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 21
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL 0 .2%
State of Israel Government
Bond ,
5.38%, 3/12/2029 200,000 203,896
4.50%, 1/17/2033 200,000 191,661
395,557
ITALY 0 .1%
Italian Republic Government
Bond ,
2.88%, 10/17/2029 200,000 187,991
MEXICO 0 .3%
United Mexican States ,
3.75%, 1/11/2028 200,000 195,900
2.66%, 5/24/2031(b) 200,000 172,264
3.50%, 2/12/2034 200,000 167,500
6.05%, 1/11/2040 36,000 34,218
5.00%, 4/27/2051 300,000 231,750
801,632
PANAMA 0 .1%
Republic of Panama ,
3.16%, 1/23/2030 200,000 180,130
6.70%, 1/26/2036 135,000 135,408
315,538
PERU 0 .1%
Republic of Peru ,
3.00%, 1/15/2034 120,000 101,105
3.30%, 3/11/2041 120,000 89,513
190,618
PHILIPPINES 0 .1%
Republic of Philippines ,
6.38%, 10/23/2034 250,000 275,168
POLAND 0 .1%
Republic of Poland ,
4.88%, 10/4/2033 50,000 49,851
5.38%, 2/12/2035 50,000 50,974
5.50%, 3/18/2054 60,000 56,089
156,914
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
4.50%, 1/11/2029 200,000 201,525
SWEDEN 0 .1%
Svensk Exportkredit AB ,
2.25%, 3/22/2027 200,000 194,152
URUGUAY 0 .0%
†
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 100,000 91,631
4.98%, 4/20/2055 25,000 21,959
113,590
Total Foreign Government Securities
(cost $4,096,190)
3,852,555
Mortgage-Backed Securities 24 .3%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G30267
5.00%, 8/1/2025 63 63
Pool# J18127
3.00%, 3/1/2027 10,954 10,821
Pool# J18702
3.00%, 3/1/2027 9,865 9,747
Pool# J19106
3.00%, 5/1/2027 5,030 4,963
Pool# C00566
7.50%, 12/1/2027 77 78
Pool# C18271
7.00%, 11/1/2028 450 473
Pool# C00678
7.00%, 11/1/2028 87 91
Pool# C00836
7.00%, 7/1/2029 87 92
Pool# C31285
7.00%, 9/1/2029 155 163
Pool# C37436
8.00%, 1/1/2030 272 284
Pool# C36429
7.00%, 2/1/2030 240 253
Pool# C36306
7.00%, 2/1/2030 158 167
Pool# C00921
7.50%, 2/1/2030 229 237
Pool# G01108
7.00%, 4/1/2030 77 81
Pool# J32255
3.00%, 7/1/2030 8,740 8,513
Pool# C41561
8.00%, 8/1/2030 800 807
Pool# C01051
8.00%, 9/1/2030 354 368
Pool# C43550
7.00%, 10/1/2030 548 577
Pool# C44017
7.50%, 10/1/2030 184 184
Pool# C44957
8.00%, 11/1/2030 359 360
Pool# C01106
7.00%, 12/1/2030 1,551 1,631
Pool# C01103
7.50%, 12/1/2030 136 141
Pool# C46932
7.50%, 1/1/2031 277 278
Pool# C01116
7.50%, 1/1/2031 127 131
Pool# G01217
7.00%, 3/1/2031 1,540 1,620
Pool# C48206
7.50%, 3/1/2031 734 734
Pool# C91366
4.50%, 4/1/2031 22,254 22,249
Pool# G18605
3.00%, 6/1/2031 3,774 3,664
Pool# C91377
4.50%, 6/1/2031 11,527 11,526
Pool# C53324
7.00%, 6/1/2031 683 718
Pool# C54792
7.00%, 7/1/2031 384 404

22 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J35107
2.50%, 8/1/2031 10,539 10,105
Pool# G01309
7.00%, 8/1/2031 227 239
Pool# G01311
7.00%, 9/1/2031 1,485 1,562
Pool# C01222
7.00%, 9/1/2031 224 236
Pool# G01315
7.00%, 9/1/2031 56 59
Pool# J35522
2.50%, 10/1/2031 49,365 47,296
Pool# C58694
7.00%, 10/1/2031 1,931 2,031
Pool# C60012
7.00%, 11/1/2031 240 253
Pool# C61298
8.00%, 11/1/2031 984 987
Pool# J35957
2.50%, 12/1/2031 94,314 90,387
Pool# C61105
7.00%, 12/1/2031 2,289 2,408
Pool# C63171
7.00%, 1/1/2032 1,248 1,312
Pool# V61548
2.50%, 2/1/2032 104,402 99,906
Pool# G01391
7.00%, 4/1/2032 2,669 2,808
Pool# C01345
7.00%, 4/1/2032 1,148 1,208
Pool# C01370
8.00%, 4/1/2032 297 300
Pool# G16285
3.50%, 5/1/2032 7,282 7,149
Pool# C01381
8.00%, 5/1/2032 4,354 4,568
Pool# C68290
7.00%, 6/1/2032 1,099 1,156
Pool# C68300
7.00%, 6/1/2032 338 355
Pool# G01449
7.00%, 7/1/2032 1,742 1,832
Pool# C69908
7.00%, 8/1/2032 8,427 8,864
Pool# C91558
3.50%, 9/1/2032 28,688 27,974
Pool# G16407
2.50%, 1/1/2033 36,715 35,094
Pool# G01536
7.00%, 3/1/2033 2,460 2,588
Pool# G30646
3.00%, 5/1/2033 51,998 49,910
Pool# G30642
3.00%, 5/1/2033 25,811 24,746
Pool# K90535
3.00%, 5/1/2033 10,652 10,201
Pool# A16419
6.50%, 11/1/2033 7,419 7,659
Pool# A16522
6.50%, 12/1/2033 3,697 3,817
Pool# A21356
6.50%, 4/1/2034 9,624 9,936
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01851
6.50%, 4/1/2034 8,866 9,154
Pool# A24301
6.50%, 5/1/2034 14,335 14,962
Pool# A22067
6.50%, 5/1/2034 5,636 5,819
Pool# A24988
6.50%, 7/1/2034 5,654 5,892
Pool# G01741
6.50%, 10/1/2034 2,449 2,547
Pool# G08023
6.50%, 11/1/2034 6,237 6,591
Pool# G08064
6.50%, 4/1/2035 3,398 3,583
Pool# G01947
7.00%, 5/1/2035 2,370 2,493
Pool# A39759
5.50%, 11/1/2035 2,285 2,342
Pool# A40376
5.50%, 12/1/2035 985 1,009
Pool# A42305
5.50%, 1/1/2036 3,061 3,156
Pool# A41548
7.00%, 1/1/2036 3,618 3,806
Pool# G08111
5.50%, 2/1/2036 6,307 6,485
Pool# A43861
5.50%, 3/1/2036 18,897 19,346
Pool# G08116
5.50%, 3/1/2036 7,680 7,896
Pool# A43534
6.50%, 3/1/2036 1,019 1,052
Pool# A48735
5.50%, 5/1/2036 3,891 3,982
Pool# G08136
6.50%, 6/1/2036 3,375 3,547
Pool# A53039
6.50%, 10/1/2036 25,372 26,425
Pool# C91982
3.50%, 3/1/2038 30,188 28,837
Pool# G04251
6.50%, 4/1/2038 1,505 1,591
Pool# G04569
6.50%, 8/1/2038 1,972 2,065
Pool# A84252
6.50%, 1/1/2039 10,011 10,581
Pool# A84287
6.50%, 1/1/2039 5,809 6,139
Pool# G60342
4.50%, 5/1/2042 44,451 43,942
Pool# G07158
3.50%, 10/1/2042 50,354 46,753
Pool# Q12051
3.50%, 10/1/2042 47,441 44,073
Pool# G07163
3.50%, 10/1/2042 41,145 38,240
Pool# Q11532
3.50%, 10/1/2042 37,573 34,882
Pool# Q12052
3.50%, 10/1/2042 20,060 18,627
Pool# C09020
3.50%, 11/1/2042 174,137 161,664

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07264
3.50%, 12/1/2042 76,912 71,395
Pool# Q14292
3.50%, 1/1/2043 21,397 19,873
Pool# Q14881
3.50%, 1/1/2043 17,175 15,940
Pool# V80002
2.50%, 4/1/2043 128,830 112,586
Pool# Q16915
3.00%, 4/1/2043 221,933 198,973
Pool# Q17675
3.50%, 4/1/2043 100,775 93,725
Pool# G07410
3.50%, 7/1/2043 38,438 35,733
Pool# Q20332
3.50%, 7/1/2043 7,447 6,907
Pool# G07946
4.00%, 7/1/2044 36,277 34,564
Pool# Q28607
3.50%, 9/1/2044 35,353 32,776
Pool# G61231
3.50%, 9/1/2044 5,923 5,496
Pool# G08609
3.50%, 10/1/2044 14,837 13,724
Pool# Q30833
4.00%, 1/1/2045 3,266 3,079
Pool# V81873
4.00%, 8/1/2045 7,265 6,849
Pool# G08669
4.00%, 9/1/2045 37,099 34,961
Pool# Q38357
4.00%, 1/1/2046 2,752 2,592
Pool# G61365
4.50%, 1/1/2046 33,204 32,291
Pool# G08697
3.00%, 3/1/2046 59,588 52,642
Pool# Q39440
4.00%, 3/1/2046 2,426 2,284
Pool# G08704
4.50%, 4/1/2046 5,123 4,982
Pool# Q40097
4.50%, 4/1/2046 1,180 1,148
Pool# Q40718
3.50%, 5/1/2046 10,807 9,918
Pool# G08707
4.00%, 5/1/2046 46,366 43,651
Pool# G08708
4.50%, 5/1/2046 4,216 4,100
Pool# Q41548
3.00%, 7/1/2046 11,338 10,018
Pool# Q41903
3.50%, 7/1/2046 60,991 56,078
Pool# Q41491
3.50%, 7/1/2046 6,965 6,385
Pool# Q41935
3.50%, 7/1/2046 5,427 4,983
Pool# G61791
4.00%, 7/1/2046 7,439 7,024
Pool# Q41947
4.50%, 7/1/2046 989 962
Pool# G08715
3.00%, 8/1/2046 83,623 73,848
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q42596
3.50%, 8/1/2046 53,088 48,879
Pool# Q42203
3.50%, 8/1/2046 10,077 9,282
Pool# Q42393
3.50%, 8/1/2046 8,912 8,159
Pool# G61323
3.00%, 9/1/2046 106,024 94,841
Pool# G08721
3.00%, 9/1/2046 61,765 54,542
Pool# V82617
3.50%, 9/1/2046 39,632 36,276
Pool# G08722
3.50%, 9/1/2046 8,543 7,863
Pool# G60733
4.50%, 9/1/2046 16,982 16,515
Pool# G60722
3.00%, 10/1/2046 160,564 141,796
Pool# Q44035
3.00%, 10/1/2046 77,317 68,143
Pool# G61815
4.00%, 10/1/2046 4,232 3,988
Pool# G61257
3.00%, 11/1/2046 154,067 135,781
Pool# Q44452
3.00%, 11/1/2046 35,159 30,974
Pool# G08732
3.00%, 11/1/2046 10,080 8,884
Pool# Q44473
3.50%, 11/1/2046 8,761 8,019
Pool# Q44223
3.50%, 11/1/2046 5,633 5,142
Pool# G08734
4.00%, 11/1/2046 74,386 70,006
Pool# G08737
3.00%, 12/1/2046 442,846 389,218
Pool# G60989
3.00%, 12/1/2046 63,798 56,341
Pool# Q45878
3.00%, 12/1/2046 11,379 9,996
Pool# G61862
3.50%, 12/1/2046 9,796 9,011
Pool# G08741
3.00%, 1/1/2047 90,403 79,620
Pool# G08747
3.00%, 2/1/2047 153,520 135,129
Pool# G08748
3.50%, 2/1/2047 14,102 12,880
Pool# Q47484
3.50%, 4/1/2047 15,198 14,005
Pool# G60988
3.00%, 5/1/2047 353,308 312,045
Pool# Q48098
3.50%, 5/1/2047 50,626 46,286
Pool# G61390
3.00%, 6/1/2047 146,132 128,718
Pool# G61339
3.00%, 8/1/2047 33,727 29,746
Pool# Q53085
3.00%, 9/1/2047 25,454 22,491
Pool# G61622
3.00%, 10/1/2047 82,612 72,954

24 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08785
4.00%, 10/1/2047 3,229 3,027
Pool# Q52075
4.00%, 11/1/2047 54,581 51,472
Pool# T65458
3.50%, 2/1/2048 55,198 49,680
Pool# G08800
3.50%, 2/1/2048 7,441 6,772
Pool# G08801
4.00%, 2/1/2048 21,659 20,363
Pool# Q54727
3.50%, 3/1/2048 19,983 18,188
Pool# Q55401
5.00%, 4/1/2048 4,086 4,064
Pool# G08817
4.00%, 6/1/2048 4,522 4,252
Pool# G08827
4.50%, 7/1/2048 34,361 33,185
Pool# Q57401
4.50%, 7/1/2048 10,248 9,899
Pool# Q57402
4.50%, 7/1/2048 3,511 3,419
Pool# G08831
4.00%, 8/1/2048 37,350 35,104
Pool# G67716
4.50%, 10/1/2048 42,464 41,155
Pool# G61846
4.00%, 1/1/2049 64 60
Pool# V85279
3.50%, 4/1/2049 15,301 13,958
FHLMC Non Gold Pool
Pool# 1B8478
7.63%, 7/1/2041(a) 6,769 6,987
Pool# 2B0108
6.77%, 1/1/2042(a) 67 69
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 201,762 193,033
Pool# SB8500
2.50%, 7/1/2035 166,256 155,150
Pool# SB0479
2.50%, 10/1/2035 40,510 37,759
Pool# RC1826
2.00%, 2/1/2036 179,053 162,987
Pool# SB8092
1.50%, 3/1/2036 44,320 39,251
Pool# RC1887
2.00%, 3/1/2036 279,721 255,487
Pool# RC2045
2.00%, 6/1/2036 14,564 13,257
Pool# QN8913
2.00%, 12/1/2036 49,345 45,022
Pool# RC2402
2.00%, 1/1/2037 64,678 59,071
Pool# RC2399
2.00%, 1/1/2037 48,649 44,565
Pool# SB8140
1.50%, 2/1/2037 123,074 108,761
Pool# SB8144
1.50%, 3/1/2037 142,656 125,983
Pool# QN9700
1.50%, 3/1/2037 27,162 23,988
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8148
2.00%, 4/1/2037 53,275 48,368
Pool# SB8158
2.00%, 6/1/2037 55,167 50,086
Pool# SB0725
4.00%, 8/1/2037 2,789 2,708
Pool# SB1009
4.00%, 2/1/2038 3,010 2,926
Pool# SB8346
4.00%, 12/1/2039 43,395 42,126
Pool# ZM2339
3.50%, 1/1/2047 47,804 43,709
Pool# RA3022
2.50%, 6/1/2050 181,734 150,579
Pool# SD7521
2.50%, 7/1/2050 447,117 372,944
Pool# SD8074
3.00%, 7/1/2050 31,661 27,217
Pool# SD7523
2.50%, 8/1/2050 213,352 178,233
Pool# SD1143
4.50%, 9/1/2050 74,758 72,014
Pool# SD0514
2.00%, 10/1/2050 175,278 139,038
Pool# RA3723
2.00%, 10/1/2050 95,023 75,322
Pool# RA3932
2.50%, 11/1/2050 211,985 176,595
Pool# RA3987
2.50%, 11/1/2050 108,803 89,977
Pool# RA4351
2.50%, 1/1/2051 248,781 204,912
Pool# RA4652
2.00%, 2/1/2051 1,103,828 874,959
Pool# RA4493
2.00%, 2/1/2051 701,168 551,549
Pool# QB9104
2.00%, 2/1/2051 296,357 233,059
Pool# RA4737
2.00%, 3/1/2051 855,296 676,164
Pool# RA4718
2.00%, 3/1/2051 493,582 391,242
Pool# RA4727
2.00%, 3/1/2051 288,406 226,771
Pool# SD7537
2.00%, 3/1/2051 125,390 99,619
Pool# SD8140
2.00%, 4/1/2051 1,252,849 985,255
Pool# SD0576
2.50%, 4/1/2051 61,083 50,083
Pool# SD8145
1.50%, 5/1/2051 804,499 597,314
Pool# QC2070
2.00%, 5/1/2051 54,506 43,247
Pool# RA5436
2.00%, 6/1/2051 166,795 131,157
Pool# RA5398
2.00%, 7/1/2051 207,956 164,939
Pool# RA6091
2.00%, 10/1/2051 170,803 135,449
Pool# RA6236
2.00%, 11/1/2051 196,034 155,738

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8182
2.00%, 12/1/2051 790,801 621,425
Pool# RA6959
2.50%, 3/1/2052 36,723 30,478
Pool# QE0374
2.50%, 4/1/2052 230,555 189,741
Pool# RA7154
4.00%, 4/1/2052 40,797 37,708
Pool# SD8212
2.50%, 5/1/2052 215,584 177,292
Pool# RA7779
4.50%, 8/1/2052 6,134 5,860
Pool# RA7933
5.00%, 9/1/2052 59,911 58,903
Pool# SD1926
5.50%, 11/1/2052 162,166 162,845
Pool# SD7557
4.50%, 12/1/2052 130,676 125,417
Pool# SD2248
5.00%, 1/1/2053 68,046 66,612
Pool# QF5629
6.00%, 1/1/2053 14,269 14,739
Pool# RA8554
6.00%, 2/1/2053 107,261 109,052
Pool# SD2660
5.00%, 4/1/2053 127,340 124,552
Pool# SD2661
5.50%, 4/1/2053 54,526 54,374
Pool# SD8324
5.50%, 5/1/2053 126,619 126,169
Pool# SD2890
5.50%, 5/1/2053 31,685 31,846
Pool# SD2905
5.50%, 5/1/2053 30,864 30,825
Pool# SD3148
5.00%, 6/1/2053 136,240 133,685
Pool# SD3085
5.50%, 6/1/2053 19,941 19,975
Pool# SD3260
6.00%, 6/1/2053 40,820 41,732
Pool# SD3565
4.50%, 8/1/2053 12,825 12,220
Pool# SD3603
6.00%, 8/1/2053 49,659 50,922
Pool# RJ0007
6.50%, 10/1/2053 43,632 45,462
Pool# SD4350
6.50%, 10/1/2053 14,779 15,300
Pool# SD4340
5.50%, 11/1/2053 296,383 297,360
Pool# SD4630
6.00%, 12/1/2053 57,139 58,380
Pool# RJ0530
6.50%, 12/1/2053 92,331 95,525
Pool# RJ0527
6.50%, 12/1/2053 11,350 11,757
Pool# RJ0717
6.50%, 1/1/2054 7,896 8,206
Pool# RJ0841
6.00%, 2/1/2054 61,102 62,485
Pool# RJ0858
6.50%, 2/1/2054 57,509 59,563
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD4870
6.50%, 2/1/2054 27,753 28,760
Pool# SD5616
6.00%, 5/1/2054 433,083 441,528
Pool# RJ1437
6.50%, 5/1/2054 52,842 55,222
Pool# SD6025
6.00%, 8/1/2054 160,241 162,567
Pool# RJ2746
5.50%, 11/1/2054 264,748 264,074
Pool# SD8491
5.00%, 12/1/2054 146,660 142,787
Pool# RJ3311
6.50%, 1/1/2055 80,000 83,141
Pool# SL0425
6.00%, 2/1/2055 77,398 79,568
Pool# SL0844
6.50%, 4/1/2055 270,444 279,669
Pool# RJ4130
6.00%, 5/1/2055 79,247 80,770
Pool# RQ0028
6.00%, 7/1/2055 397,402 402,954
FNMA Pool
Pool# AC9890
6.61%, 4/1/2040(a) 54,962 56,205
Pool# AJ1249
7.31%, 9/1/2041(a) 16,999 17,627
Pool# AL1437
6.71%, 1/1/2042(a) 4,247 4,379
Pool# AK0714
6.71%, 2/1/2042(a) 1,072 1,106
Pool# AP1961
6.32%, 8/1/2042(a) 9,768 10,097
Pool# BF0206
4.00%, 2/1/2047 25,496 24,422
Pool# BF0200
3.50%, 11/1/2051 154,329 141,395
FNMA UMBS Pool
Pool# AH1361
3.50%, 12/1/2025 1,599 1,592
Pool# AH1518
3.50%, 12/1/2025 570 568
Pool# AE6384
4.00%, 1/1/2026 199 198
Pool# AP4746
3.00%, 8/1/2027 7,312 7,204
Pool# AP4640
3.00%, 9/1/2027 6,185 6,088
Pool# AQ5096
3.00%, 11/1/2027 12,688 12,484
Pool# AQ4532
3.00%, 11/1/2027 12,161 11,954
Pool# AQ3758
3.00%, 11/1/2027 9,151 8,991
Pool# AB6886
3.00%, 11/1/2027 5,359 5,270
Pool# AS0487
2.50%, 9/1/2028 34,682 33,814
Pool# 930998
4.50%, 4/1/2029 880 876
Pool# MA0243
5.00%, 11/1/2029 3,083 3,105

26 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8077
3.50%, 12/1/2029 3,329 3,282
Pool# MA0268
5.00%, 12/1/2029 2,953 2,974
Pool# AD5655
5.00%, 5/1/2030 8,519 8,547
Pool# MA0443
5.00%, 5/1/2030 4,069 4,094
Pool# AB1038
5.00%, 5/1/2030 3,610 3,622
Pool# AS5420
3.00%, 7/1/2030 17,607 17,132
Pool# MA0559
5.00%, 9/1/2030 1,181 1,185
Pool# AZ9234
3.50%, 10/1/2030 3,134 3,072
Pool# AH1515
4.00%, 12/1/2030 71,591 70,745
Pool# AD0716
6.50%, 12/1/2030 36,346 37,484
Pool# MA0641
4.00%, 2/1/2031 66,073 65,288
Pool# 560868
7.50%, 2/1/2031 131 130
Pool# BC5968
2.50%, 4/1/2031 15,714 15,074
Pool# BC4430
3.00%, 4/1/2031 5,841 5,673
Pool# AL8566
3.00%, 6/1/2031 18,329 17,781
Pool# AL8565
3.00%, 6/1/2031 16,441 15,937
Pool# AS8028
2.50%, 9/1/2031 53,136 50,877
Pool# 607212
7.50%, 10/1/2031 1,447 1,446
Pool# BM3814
2.50%, 12/1/2031 28,024 26,861
Pool# AS8609
3.00%, 1/1/2032 26,023 25,160
Pool# AL9585
3.50%, 1/1/2032 6,201 6,086
Pool# AS8767
3.00%, 2/1/2032 20,477 19,816
Pool# BM4624
3.00%, 2/1/2032 19,523 18,948
Pool# AL9871
3.00%, 2/1/2032 7,984 7,742
Pool# BM3269
2.50%, 4/1/2032 50,032 47,824
Pool# BM4088
3.00%, 6/1/2032 17,662 17,142
Pool# MA1107
3.50%, 7/1/2032 18,670 18,192
Pool# BH6610
3.50%, 7/1/2032 5,838 5,723
Pool# BM1669
3.00%, 8/1/2032 9,928 9,593
Pool# BM5167
3.50%, 9/1/2032 3,754 3,684
Pool# BH9391
3.50%, 10/1/2032 4,586 4,496
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3977
3.00%, 12/1/2032 38,630 37,363
Pool# CA0951
3.00%, 12/1/2032 26,706 25,802
Pool# FM1661
2.50%, 1/1/2033 91,266 88,151
Pool# BM4338
2.50%, 1/1/2033 47,809 45,844
Pool# 656559
6.50%, 2/1/2033 7,328 7,558
Pool# 694846
6.50%, 4/1/2033 1,091 1,140
Pool# AB9402
3.00%, 5/1/2033 68,730 65,938
Pool# AB9403
3.00%, 5/1/2033 26,696 25,554
Pool# MA1527
3.00%, 8/1/2033 116,979 111,929
Pool# 750229
6.50%, 10/1/2033 8,818 9,094
Pool# 725228
6.00%, 3/1/2034 155,570 159,624
Pool# 788027
6.50%, 9/1/2034 12,185 12,648
Pool# FM4900
2.00%, 12/1/2035 42,222 38,566
Pool# CA8789
2.00%, 2/1/2036 258,158 234,995
Pool# CA9145
2.00%, 2/1/2036 214,164 194,949
Pool# FM5571
2.00%, 2/1/2036 112,635 102,727
Pool# CA9475
2.00%, 3/1/2036 69,040 62,845
Pool# CB0262
2.00%, 4/1/2036 1,408,983 1,281,238
Pool# FM8538
2.00%, 8/1/2036 15,560 14,197
Pool# AL4260
5.50%, 9/1/2036 12,626 12,751
Pool# MA4441
1.50%, 10/1/2036 33,571 29,680
Pool# FS0180
2.00%, 12/1/2036 106,830 97,042
Pool# FS0155
2.00%, 12/1/2036 48,906 44,621
Pool# BU1381
2.00%, 12/1/2036 33,021 30,113
Pool# CB2709
2.00%, 1/1/2037 80,468 73,419
Pool# MA4535
1.50%, 2/1/2037 231,960 204,849
Pool# MA4566
1.50%, 3/1/2037 394,610 348,488
Pool# MA4581
1.50%, 4/1/2037 60,824 53,715
Pool# CB3441
2.50%, 4/1/2037 26,508 24,609
Pool# FS2497
1.50%, 8/1/2037 32,933 29,103
Pool# MA4726
4.00%, 9/1/2037 4,350 4,228

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4797
4.00%, 11/1/2037 5,377 5,225
Pool# 955194
7.00%, 11/1/2037 46,465 49,235
Pool# MA5223
4.00%, 11/1/2038 1,489 1,446
Pool# AB1735
3.50%, 11/1/2040 4,283 3,996
Pool# AB2067
3.50%, 1/1/2041 109,544 102,330
Pool# AB2068
3.50%, 1/1/2041 65,951 61,581
Pool# 932888
3.50%, 1/1/2041 46,380 43,311
Pool# 932891
3.50%, 1/1/2041 8,892 8,265
Pool# AI9920
4.00%, 9/1/2041 3,956 3,782
Pool# AI9851
4.50%, 9/1/2041 18,231 17,928
Pool# AJ5431
4.50%, 10/1/2041 45,041 43,968
Pool# AJ4861
4.00%, 12/1/2041 55,337 52,943
Pool# AX5316
4.50%, 1/1/2042 6,067 5,981
Pool# AL2499
4.50%, 1/1/2042 1,859 1,830
Pool# AW8167
3.50%, 2/1/2042 136,831 127,279
Pool# AB5185
3.50%, 5/1/2042 113,461 105,271
Pool# AO3575
4.50%, 5/1/2042 41,431 40,444
Pool# AP2092
4.50%, 8/1/2042 10,467 10,163
Pool# AP7489
4.00%, 9/1/2042 185,525 177,343
Pool# AL2782
4.50%, 9/1/2042 23,964 23,496
Pool# AL2677
3.50%, 11/1/2042 61,478 57,066
Pool# MA1273
3.50%, 12/1/2042 78,877 73,142
Pool# AR8213
3.50%, 4/1/2043 68,291 63,546
Pool# AB9238
3.00%, 5/1/2043 255,964 228,762
Pool# AB9237
3.00%, 5/1/2043 209,341 187,093
Pool# AB9236
3.00%, 5/1/2043 45,485 40,651
Pool# AB9362
3.50%, 5/1/2043 177,742 164,747
Pool# AT4145
3.00%, 6/1/2043 101,835 90,991
Pool# AB9814
3.00%, 7/1/2043 253,639 226,684
Pool# AS0255
4.50%, 8/1/2043 75,601 73,769
Pool# AS0516
3.00%, 9/1/2043 98,463 87,876
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4222
3.00%, 1/1/2044 135,055 120,655
Pool# AW1006
4.00%, 5/1/2044 49,491 47,263
Pool# AL7767
4.50%, 6/1/2044 3,184 3,134
Pool# AS3946
4.00%, 12/1/2044 156,355 147,865
Pool# BM3611
4.00%, 1/1/2045 25,603 24,472
Pool# BM3804
3.50%, 2/1/2045 14,428 13,370
Pool# AL9555
4.00%, 2/1/2045 367,424 351,874
Pool# AL6889
4.50%, 2/1/2045 26,019 25,345
Pool# BM3931
3.00%, 3/1/2045 29,559 26,432
Pool# BM3664
3.00%, 5/1/2045 135,822 121,397
Pool# AS4921
3.50%, 5/1/2045 185,323 171,056
Pool# BM5562
4.00%, 6/1/2045 42,713 40,751
Pool# AL7207
4.50%, 8/1/2045 33,416 32,537
Pool# AS6362
4.50%, 12/1/2045 6,230 6,051
Pool# AS6474
3.50%, 1/1/2046 53,291 49,102
Pool# AS6539
3.50%, 1/1/2046 48,088 44,309
Pool# AL9849
3.50%, 1/1/2046 39,545 36,653
Pool# AL9781
4.50%, 2/1/2046 49,358 48,551
Pool# BM4621
3.50%, 3/1/2046 31,288 29,023
Pool# BC0823
3.50%, 4/1/2046 31,539 28,948
Pool# AL8833
4.00%, 6/1/2046 53,230 50,492
Pool# AS7545
3.50%, 7/1/2046 48,083 44,024
Pool# MA2705
3.00%, 8/1/2046 119,208 105,143
Pool# BC1489
3.00%, 8/1/2046 17,496 15,474
Pool# AS7760
4.00%, 8/1/2046 49,557 46,589
Pool# AS7770
4.50%, 8/1/2046 4,169 4,050
Pool# AL8947
3.50%, 9/1/2046 9,729 8,934
Pool# AL9263
3.00%, 10/1/2046 33,526 29,553
Pool# BM3932
3.50%, 10/1/2046 39,692 36,448
Pool# FM1871
4.00%, 10/1/2046 33,121 31,689
Pool# BC4766
4.50%, 10/1/2046 9,230 8,964

28 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8154
4.50%, 10/1/2046 2,489 2,417
Pool# FM1368
3.00%, 11/1/2046 323,636 285,844
Pool# BC9003
3.00%, 11/1/2046 37,886 33,369
Pool# BE5067
3.50%, 11/1/2046 108,126 99,669
Pool# BC9067
3.00%, 12/1/2046 51,898 45,710
Pool# AS8417
3.50%, 12/1/2046 44,657 40,841
Pool# AS8650
3.00%, 1/1/2047 258,072 226,072
Pool# AS8692
3.50%, 1/1/2047 46,102 42,179
Pool# BD2440
3.50%, 1/1/2047 16,263 14,877
Pool# BE7115
4.50%, 1/1/2047 1,886 1,827
Pool# BD5046
3.50%, 2/1/2047 15,825 14,483
Pool# AS8979
4.50%, 3/1/2047 10,539 10,236
Pool# BM3707
2.50%, 4/1/2047 34,153 28,834
Pool# AS9467
4.00%, 4/1/2047 4,375 4,111
Pool# AS9470
4.50%, 4/1/2047 34,908 33,904
Pool# BH0304
4.50%, 4/1/2047 2,607 2,531
Pool# AS9562
3.00%, 5/1/2047 21,125 18,498
Pool# BM3237
3.50%, 5/1/2047 75,273 69,307
Pool# AS9577
3.50%, 5/1/2047 63,001 56,979
Pool# AS9586
4.00%, 5/1/2047 287,473 270,138
Pool# BM1268
4.00%, 5/1/2047 93,445 87,815
Pool# AS9794
3.50%, 6/1/2047 56,348 51,718
Pool# BE3702
4.00%, 6/1/2047 26,618 25,009
Pool# BM1295
4.50%, 6/1/2047 33,439 32,477
Pool# BE9624
4.50%, 6/1/2047 15,767 15,090
Pool# BM3801
3.00%, 7/1/2047 83,971 73,916
Pool# AS9909
3.50%, 7/1/2047 49,862 45,653
Pool# BM3556
4.00%, 9/1/2047 16,567 15,675
Pool# CA0623
4.50%, 10/1/2047 6,511 6,315
Pool# BM3379
3.00%, 12/1/2047 144,459 127,414
Pool# BJ1699
4.00%, 12/1/2047 52,307 49,385
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3238
3.50%, 1/1/2048 85,659 77,922
Pool# MA3277
4.00%, 2/1/2048 60,731 57,028
Pool# BK1972
4.50%, 3/1/2048 11,523 11,183
Pool# MA3332
3.50%, 4/1/2048 65,873 59,791
Pool# CA1531
3.50%, 4/1/2048 19,506 17,950
Pool# CA1510
3.50%, 4/1/2048 18,616 16,935
Pool# CA1560
4.50%, 4/1/2048 19,319 18,656
Pool# CA1898
4.50%, 6/1/2048 37,045 35,847
Pool# CA1951
4.00%, 7/1/2048 16,614 15,600
Pool# BK6577
4.50%, 7/1/2048 3,471 3,346
Pool# CA2376
4.00%, 9/1/2048 25,734 24,137
Pool# MA3495
4.00%, 10/1/2048 50,311 47,204
Pool# BM4664
4.50%, 10/1/2048 25,519 24,649
Pool# FM1001
3.50%, 11/1/2048 9,740 8,887
Pool# MA3521
4.00%, 11/1/2048 40,143 37,655
Pool# MA3536
4.00%, 12/1/2048 40,477 37,953
Pool# BN0340
4.50%, 12/1/2048 53,992 52,078
Pool# CA2779
4.50%, 12/1/2048 28,905 27,913
Pool# MA3563
4.00%, 1/1/2049 160,093 150,140
Pool# BN3944
4.00%, 1/1/2049 15,699 14,723
Pool# CA3387
4.00%, 4/1/2049 57,196 53,694
Pool# CA3489
4.00%, 5/1/2049 35,020 32,876
Pool# MA3665
4.50%, 5/1/2049 50,056 48,224
Pool# CA3669
4.00%, 6/1/2049 69,397 65,014
Pool# CA3825
4.00%, 7/1/2049 20,685 19,491
Pool# FM2887
3.00%, 3/1/2050 77,688 67,322
Pool# FM0077
3.00%, 3/1/2050 37,058 32,096
Pool# CA5510
3.00%, 4/1/2050 114,305 99,047
Pool# MA4048
3.00%, 6/1/2050 38,104 33,014
Pool# MA4077
2.00%, 7/1/2050 81,425 64,185
Pool# CA6598
2.50%, 8/1/2050 255,699 213,065

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4097
3.00%, 8/1/2050 8,440 7,307
Pool# BQ4909
2.00%, 9/1/2050 721,154 571,070
Pool# CA6985
2.00%, 9/1/2050 438,268 347,705
Pool# FM4222
2.50%, 9/1/2050 501,956 419,386
Pool# CA7572
2.50%, 10/1/2050 415,424 344,077
Pool# CA7368
2.50%, 10/1/2050 324,337 268,854
Pool# CA7369
2.50%, 10/1/2050 228,773 189,483
Pool# MA4181
1.50%, 11/1/2050 398,167 296,034
Pool# FM4808
2.50%, 11/1/2050 232,854 193,021
Pool# MA4210
2.50%, 12/1/2050 59,412 49,062
Pool# CA8442
2.00%, 1/1/2051 867,214 688,086
Pool# FM6031
2.00%, 2/1/2051 1,197,956 939,318
Pool# CA8893
2.00%, 2/1/2051 351,832 277,883
Pool# BQ9747
2.00%, 2/1/2051 299,632 235,635
Pool# CA8823
2.00%, 2/1/2051 187,370 148,128
Pool# FM6554
2.00%, 3/1/2051 462,024 367,066
Pool# FM7677
2.50%, 3/1/2051 490,132 407,298
Pool# CB0149
2.00%, 4/1/2051 181,697 144,025
Pool# CB0400
2.00%, 5/1/2051 72,446 57,988
Pool# CB0684
2.00%, 6/1/2051 282,671 223,406
Pool# FM8630
1.50%, 7/1/2051 36,016 26,800
Pool# CB1110
2.00%, 7/1/2051 76,840 60,884
Pool# FM8160
2.50%, 7/1/2051 139,673 116,728
Pool# FM8007
2.50%, 7/1/2051 85,384 70,687
Pool# FM8011
2.50%, 8/1/2051 275,211 228,696
Pool# FM8441
2.50%, 8/1/2051 108,471 90,159
Pool# CB1330
2.50%, 8/1/2051 91,363 75,644
Pool# MA4399
2.50%, 8/1/2051 75,083 61,736
Pool# FM8794
2.50%, 9/1/2051 265,401 219,129
Pool# FM9082
2.00%, 10/1/2051 95,670 75,867
Pool# CB1871
2.50%, 10/1/2051 329,036 273,058
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4464
1.50%, 11/1/2051 47,049 34,932
Pool# FM9450
2.00%, 11/1/2051 96,087 76,336
Pool# FM9543
2.50%, 12/1/2051 394,321 327,069
Pool# CB2410
2.50%, 12/1/2051 96,333 79,371
Pool# FM9806
2.50%, 12/1/2051 82,468 68,403
Pool# MA4512
2.50%, 1/1/2052 722,858 594,904
Pool# BU8176
2.50%, 1/1/2052 392,266 322,610
Pool# FS2639
2.50%, 1/1/2052 289,143 237,964
Pool# BU9929
2.00%, 2/1/2052 225,843 176,914
Pool# MA4578
2.50%, 4/1/2052 327,306 268,910
Pool# CB3351
2.50%, 4/1/2052 60,477 50,202
Pool# MA4653
3.00%, 7/1/2052 161,502 138,443
Pool# MA4700
4.00%, 8/1/2052 64,031 59,177
Pool# FS2972
4.50%, 10/1/2052 41,811 39,809
Pool# MA4785
5.00%, 10/1/2052 508,128 496,977
Pool# MA4805
4.50%, 11/1/2052 53,453 50,802
Pool# CB5084
5.00%, 11/1/2052 42,536 41,814
Pool# CB5268
4.50%, 12/1/2052 305,578 290,404
Pool# FS3416
5.00%, 12/1/2052 80,126 78,774
Pool# CB5535
5.00%, 1/1/2053 217,099 212,693
Pool# BW5089
5.00%, 1/1/2053 59,994 58,687
Pool# CB5642
5.50%, 2/1/2053 63,742 63,794
Pool# CB5836
5.00%, 3/1/2053 39,804 39,271
Pool# CB5908
5.50%, 3/1/2053 67,615 67,970
Pool# FS4070
5.50%, 3/1/2053 40,699 40,915
Pool# CB6004
5.50%, 4/1/2053 278,668 280,663
Pool# CB6182
5.00%, 5/1/2053 133,033 130,017
Pool# FS7303
5.00%, 7/1/2053 85,703 83,760
Pool# MA5073
6.00%, 7/1/2053 41,669 42,312
Pool# FS5424
4.50%, 8/1/2053 37,601 35,827
Pool# CB6921
6.00%, 8/1/2053 28,367 29,192

30 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS5886
6.00%, 9/1/2053 95,151 96,621
Pool# CB7115
6.00%, 9/1/2053 45,253 46,451
Pool# CB7484
6.50%, 11/1/2053 137,808 142,126
Pool# FS6294
6.50%, 11/1/2053 17,836 18,455
Pool# CB7650
6.50%, 12/1/2053 266,100 279,033
Pool# FS6529
6.50%, 12/1/2053 114,937 119,845
Pool# CB7803
6.50%, 1/1/2054 63,258 65,759
Pool# CB7865
6.50%, 1/1/2054 16,295 16,926
Pool# CB8024
6.50%, 2/1/2054 109,916 115,983
Pool# CB8342
6.00%, 4/1/2054 132,402 134,410
Pool# CB8823
6.50%, 7/1/2054 78,896 82,163
Pool# MA5445
6.00%, 8/1/2054 399,479 405,159
Pool# CB9010
6.00%, 8/1/2054 84,864 86,134
Pool# FS8674
6.50%, 8/1/2054 70,101 72,673
Pool# MA5496
5.00%, 10/1/2054 269,754 262,608
Pool# CB9738
5.00%, 1/1/2055 208,496 203,248
Pool# CC0750
6.50%, 7/1/2055 5,984 6,200
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
3.50%, 8/25/2040 50,000 47,898
4.00%, 8/25/2040 150,000 145,586
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2055 1,225,000
1,241,932
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 8/25/2055 125,000 97,760
4.00%, 8/25/2055 150,000 138,331
4.50%, 8/25/2055 524,000 497,011
5.00%, 8/25/2055 476,000 463,242
5.50%, 8/25/2055 2,396,000 2,383,315
6.50%, 8/25/2055 25,000 25,785
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 357 360
Pool# 486936
6.50%, 2/15/2029 144 148
Pool# 502969
6.00%, 3/15/2029 673 689
Pool# 487053
7.00%, 3/15/2029 231 232
Pool# 781014
6.00%, 4/15/2029 380 386
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 509099
7.00%, 6/15/2029 1,091 1,095
Pool# 434505
7.50%, 8/15/2029 19 19
Pool# 781124
7.00%, 12/15/2029 1,504 1,545
Pool# 507396
7.50%, 9/15/2030 11,893 11,934
Pool# 531352
7.50%, 9/15/2030 867 870
Pool# 536334
7.50%, 10/15/2030 71 71
Pool# 486019
7.50%, 1/15/2031 324 325
Pool# 535388
7.50%, 1/15/2031 231 231
Pool# 528589
6.50%, 3/15/2031 4,074 4,129
Pool# 508473
7.50%, 4/15/2031 1,173 1,178
Pool# 544470
8.00%, 4/15/2031 214 214
Pool# 781287
7.00%, 5/15/2031 731 754
Pool# 781319
7.00%, 7/15/2031 242 252
Pool# 485879
7.00%, 8/15/2031 687 690
Pool# 572554
6.50%, 9/15/2031 9,071 9,212
Pool# 781328
7.00%, 9/15/2031 687 709
Pool# 550991
6.50%, 10/15/2031 227 234
Pool# 571267
7.00%, 10/15/2031 90 90
Pool# 555171
6.50%, 12/15/2031 559 577
Pool# 781380
7.50%, 12/15/2031 235 246
Pool# 781481
7.50%, 1/15/2032 1,063 1,109
Pool# 580972
6.50%, 2/15/2032 69 70
Pool# 781401
7.50%, 2/15/2032 858 912
Pool# 781916
6.50%, 3/15/2032 6,293 6,436
Pool# 552474
7.00%, 3/15/2032 1,725 1,779
Pool# 781478
7.50%, 3/15/2032 457 479
Pool# 781429
8.00%, 3/15/2032 834 877
Pool# 781431
7.00%, 4/15/2032 3,121 3,256
Pool# 552616
7.00%, 6/15/2032 13,233 13,541
Pool# 570022
7.00%, 7/15/2032 5,718 5,908
Pool# 595077
6.00%, 10/15/2032 1,638 1,716

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 552903
6.50%, 11/15/2032 22,615 23,461
Pool# 552952
6.00%, 12/15/2032 1,228 1,255
Pool# 602102
6.00%, 2/15/2033 7,053 7,101
Pool# 588192
6.00%, 2/15/2033 1,451 1,467
Pool# 553144
5.50%, 4/15/2033 3,611 3,656
Pool# 604243
6.00%, 4/15/2033 2,445 2,491
Pool# 611526
6.00%, 5/15/2033 3,917 3,922
Pool# 553320
6.00%, 6/15/2033 7,504 7,662
Pool# 604788
6.50%, 11/15/2033 21,001 21,576
Pool# 781688
6.00%, 12/15/2033 8,735 8,999
Pool# 604875
6.00%, 12/15/2033 7,512 7,682
Pool# 781690
6.00%, 12/15/2033 3,218 3,314
Pool# 781699
7.00%, 12/15/2033 894 898
Pool# 621856
6.00%, 1/15/2034 4,605 4,731
Pool# 564799
6.00%, 3/15/2034 3,242 3,290
Pool# 630038
6.50%, 8/15/2034 16,534 17,404
Pool# 781804
6.00%, 9/15/2034 8,757 9,186
Pool# 781847
6.00%, 12/15/2034 6,903 7,241
Pool# 486921
5.50%, 2/15/2035 1,943 1,987
Pool# 781902
6.00%, 2/15/2035 9,580 10,049
Pool# 649510
5.50%, 10/15/2035 20,947 21,341
Pool# 652207
5.50%, 3/15/2036 23,140 23,690
Pool# 655519
5.00%, 5/15/2036 10,816 10,876
Pool# 652539
5.00%, 5/15/2036 3,694 3,681
Pool# 606308
5.50%, 5/15/2036 3,708 3,802
Pool# 656666
6.00%, 6/15/2036 5,723 5,929
Pool# 657912
6.50%, 8/15/2036 1,817 1,889
Pool# 704630
5.50%, 7/15/2039 9,402 9,643
Pool# 757038
4.00%, 12/15/2040 86,169 81,274
Pool# 757039
4.00%, 12/15/2040 85,630 80,342
Pool# 755656
4.00%, 12/15/2040 29,956 28,283
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 757044
4.00%, 12/15/2040 23,527 22,213
Pool# 742235
4.00%, 12/15/2040 23,222 21,902
Pool# 755655
4.00%, 12/15/2040 18,852 17,800
Pool# 757043
4.00%, 12/15/2040 13,185 12,436
Pool# 756631
4.00%, 12/15/2040 10,263 9,690
Pool# 755959
4.00%, 1/15/2041 68,746 64,908
Pool# 742244
4.00%, 1/15/2041 54,129 51,054
Pool# 753826
4.00%, 1/15/2041 28,526 26,906
Pool# 690662
4.00%, 1/15/2041 17,682 16,677
Pool# 719486
4.00%, 1/15/2041 6,321 5,931
Pool# 757555
4.00%, 2/15/2041 13,054 12,325
Pool# 757557
4.00%, 2/15/2041 6,721 6,356
Pool# AD6012
3.50%, 4/15/2043 176,055 162,257
Pool# AA6307
3.50%, 4/15/2043 53,394 49,126
Pool# AA6403
3.00%, 5/15/2043 240,394 215,377
Pool# 783781
3.50%, 6/15/2043 57,952 53,173
Pool# 784015
3.00%, 7/15/2043 13,580 12,167
Pool# 784714
3.00%, 1/15/2044 74,446 66,700
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 49,382 50,226
Pool# 4559
5.00%, 10/20/2039 70,592 71,270
Pool# 737727
4.00%, 12/20/2040 281,798 265,590
Pool# 737730
4.00%, 12/20/2040 82,852 77,567
Pool# 4923
4.50%, 1/20/2041 48,670 47,893
Pool# 4978
4.50%, 3/20/2041 6,793 6,684
Pool# 5017
4.50%, 4/20/2041 69,554 68,443
Pool# 5082
4.50%, 6/20/2041 126,067 123,357
Pool# 675523
3.50%, 3/20/2042 109,175 98,632
Pool# MA0462
3.50%, 10/20/2042 183,471 169,711
Pool# MA0625
3.50%, 12/20/2042 139,611 129,126
Pool# MA0698
3.00%, 1/20/2043 118,310 106,510

32 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AF1001
3.50%, 6/20/2043 92,274 83,476
Pool# AJ9335
3.50%, 10/20/2044 6,750 6,066
Pool# MA2754
3.50%, 4/20/2045 67,518 62,019
Pool# MA2824
2.50%, 5/20/2045 103,011 88,727
Pool# MA2825
3.00%, 5/20/2045 139,856 124,214
Pool# MA2891
3.00%, 6/20/2045 368,383 327,065
Pool# MA2892
3.50%, 6/20/2045 30,812 28,348
Pool# MA2960
3.00%, 7/20/2045 121,729 108,070
Pool# MA3172
3.00%, 10/20/2045 43,457 38,576
Pool# MA3173
3.50%, 10/20/2045 2,653 2,421
Pool# MA3243
3.00%, 11/20/2045 39,087 34,695
Pool# MA3244
3.50%, 11/20/2045 50,578 46,533
Pool# 784098
3.00%, 12/20/2045 204,157 181,194
Pool# 784119
3.00%, 2/20/2046 161,996 143,767
Pool# MA3520
3.00%, 3/20/2046 135,350 120,119
Pool# MA3521
3.50%, 3/20/2046 114,001 104,604
Pool# MA3735
3.00%, 6/20/2046 129,835 115,183
Pool# MA3876
4.50%, 8/20/2046 4,415 4,285
Pool# MA3939
4.50%, 9/20/2046 2,607 2,541
Pool# MA4125
2.50%, 12/20/2046 38,413 33,084
Pool# MA4126
3.00%, 12/20/2046 453,447 401,754
Pool# MA4194
2.50%, 1/20/2047 97,558 84,026
Pool# MA4196
3.50%, 1/20/2047 13,170 12,062
Pool# MA4264
4.50%, 2/20/2047 4,848 4,694
Pool# MA4321
3.50%, 3/20/2047 169,414 155,164
Pool# AZ1974
3.50%, 4/20/2047 68,121 61,830
Pool# MA4384
4.50%, 4/20/2047 3,992 3,864
Pool# MA4512
4.50%, 6/20/2047 11,804 11,427
Pool# MA4652
3.50%, 8/20/2047 47,235 43,144
Pool# MA4836
3.00%, 11/20/2047 72,824 64,405
Pool# 784421
3.50%, 12/20/2047 169,043 155,375
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4900
3.50%, 12/20/2047 103,110 94,542
Pool# MA4962
3.50%, 1/20/2048 3,244 2,961
Pool# 784480
3.50%, 4/20/2048 38,733 35,307
Pool# 784481
3.50%, 4/20/2048 7,672 6,972
Pool# MA5331
4.50%, 7/20/2048 31,064 30,018
Pool# MA5465
3.50%, 9/20/2048 11,950 10,895
Pool# BK2856
4.50%, 12/20/2048 4,121 3,892
Pool# MA5818
4.50%, 3/20/2049 591,510 572,785
Pool# MA6092
4.50%, 8/20/2049 18,235 17,468
Pool# MA6764
2.00%, 7/20/2050 47,951 38,820
Pool# BW4732
2.50%, 8/20/2050 307,846 254,076
Pool# BW6206
2.50%, 8/20/2050 288,524 238,129
Pool# BW4741
2.50%, 9/20/2050 314,351 259,445
Pool# MA7051
2.00%, 12/20/2050 300,912 242,980
Pool# MA7311
2.00%, 4/20/2051 1,346,765 1,087,680
Pool# MA7472
2.50%, 7/20/2051 523,971 440,875
Pool# MA7936
2.50%, 3/20/2052 1,047,166 881,088
Pool# MA8197
2.50%, 8/20/2052 520,349 439,429
Pool# MA8201
4.50%, 8/20/2052 59,519 56,968
Pool# MA8491
5.50%, 12/20/2052 91,650 92,168
Pool# MA8800
5.00%, 4/20/2053 388,442 381,293
Pool# MA8801
5.50%, 4/20/2053 56,667 56,853
Pool# MA8879
5.50%, 5/20/2053 73,654 73,809
Pool# MA8948
5.50%, 6/20/2053 155,057 155,384
Pool# 786798
5.50%, 7/20/2053 55,843 56,183
Pool# MA9172
6.00%, 9/20/2053 88,275 89,943
Pool# MA9242
6.00%, 10/20/2053 137,640 140,210
Pool# MA9243
6.50%, 10/20/2053 20,988 21,595
Pool# MA9852
6.00%, 8/20/2054 88,313 89,633
Pool# MA9965
5.50%, 10/20/2054 472,127 471,289
Pool# MB0207
6.50%, 2/20/2055 50,183 51,554

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
4.00%, 8/15/2055 100,000 92,078
4.50%, 8/15/2055 100,000 94,888
5.00%, 8/15/2055 1,050,000 1,024,638
5.50%, 8/15/2055 575,000 573,448
6.00%, 8/15/2055 575,000 582,704
6.50%, 8/15/2055 325,000 333,581
Total Mortgage-Backed Securities
(cost $70,127,722)
62,688,059
Municipal Bonds 0 .6%
California 0 .1%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 28,089
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 52,197
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 115,000 73,419
State of California,
GO, 7.63%, 3/1/2040 100,000 118,739
272,444
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 43,000 46,075
Illinois 0 .0%
†
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 29,934
State of Illinois, GO, 5.10%,
6/1/2033 74,167 75,773
105,707
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 60,344
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 38,623
New Jersey 0 .1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 150,000 157,657
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 136,438
294,095
Municipal Bonds
Principal
Amount ($) Value ($)
New York 0 .1%
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 25,267
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 100,000 106,647
131,914
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 99,283
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 96,799
196,082
Texas 0 .2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 42,458
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 150,004
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 16,880
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 51,038
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 100,000 101,611
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 13,240 13,494
Series A-2, 5.17%,
4/1/2041 15,000 15,196
390,681
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,650
Total Municipal Bonds
(cost $1,677,703)
1,555,615
Supranational 1 .3%
African Development Bank
4.63%, 1/4/2027 100,000 100,702
4.38%, 3/14/2028 200,000 202,160
Asian Development Bank
2.50%, 11/2/2027 250,000 242,100
2.75%, 1/19/2028 200,000 194,533
4.50%, 8/25/2028 210,000 213,418
3.13%, 9/26/2028 75,000 73,191
4.38%, 3/22/2035 25,000 24,981

34 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
Asian Development Bank
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 100,160
Corp. Andina de Fomento,
5.00%, 1/24/2029 50,000 51,043
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029(b) 150,000 150,751
European Investment Bank
4.50%, 10/16/2028 50,000 50,862
4.00%, 2/15/2029 50,000 50,097
3.75%, 11/15/2029 50,000 49,585
3.63%, 7/15/2030(b) 80,000 78,715
3.75%, 2/14/2033(b) 200,000 194,032
4.13%, 2/13/2034 100,000 98,735
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 300,399
1.13%, 1/13/2031 50,000 42,873
3.50%, 4/12/2033 200,000 189,940
4.38%, 7/16/2035 25,000 24,914
Inter-American Investment
Corp., 4.25%, 2/14/2029 80,000 80,446
International Bank for
Reconstruction &
Development
0.75%, 11/24/2027 80,000 74,330
4.63%, 8/1/2028 210,000 214,018
1.75%, 10/23/2029 250,000 228,351
4.13%, 3/20/2030 40,000 40,257
4.00%, 7/25/2030 50,000 50,007
4.00%, 1/10/2031 75,000 74,784
3.88%, 8/28/2034 75,000 72,277
Total Supranational
(cost $3,309,550)
3,267,661
U.S. Government Agency Securities 0 .4%
FHLB, 5.50%, 7/15/2036 200,000 213,731
FHLMC
6.75%, 3/15/2031 200,000 227,440
6.25%, 7/15/2032(b) 165,000 185,971
FNMA
6.25%, 5/15/2029 100,000 108,142
7.25%, 5/15/2030 200,000 228,473
0.88%, 8/5/2030 80,000 68,904
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 93,486
Total U.S. Government Agency Securities
(cost $1,162,936)
1,126,147
U.S. Treasury Obligations 43 .7%
U.S. Treasury Bonds
5.25%, 11/15/2028 100,000 104,086
4.50%, 2/15/2036 (b) 80,000 81,181
4.75%, 2/15/2037 200,000 206,109
4.50%, 8/15/2039 185,000 182,478
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.38%, 11/15/2039 480,000 465,956
1.13%, 5/15/2040 500,000 308,691
1.13%, 8/15/2040 260,000 159,006
1.38%, 11/15/2040 200,000 126,695
1.88%, 2/15/2041 500,000 341,641
2.25%, 5/15/2041 490,000 352,857
1.75%, 8/15/2041 500,000 329,238
3.75%, 8/15/2041 150,000 133,055
2.00%, 11/15/2041 550,000 375,010
3.13%, 11/15/2041 70,000 56,798
2.38%, 2/15/2042 950,000 684,148
3.13%, 2/15/2042 80,000 64,669
3.25%, 5/15/2042 300,000 245,543
2.75%, 8/15/2042 140,000 106,028
3.38%, 8/15/2042 300,000 249,106
2.75%, 11/15/2042 250,000 188,457
4.00%, 11/15/2042 200,000 180,516
3.13%, 2/15/2043 650,000 517,080
3.88%, 2/15/2043 692,000 612,771
2.88%, 5/15/2043 700,000 534,105
3.88%, 5/15/2043 400,000 353,266
3.63%, 8/15/2043 500,000 425,352
4.38%, 8/15/2043 200,000 188,523
3.75%, 11/15/2043 250,000 215,889
4.75%, 11/15/2043 200,000 197,469
3.63%, 2/15/2044 300,000 253,863
4.50%, 2/15/2044 45,000 42,986
4.63%, 5/15/2044 150,000 145,465
3.13%, 8/15/2044 400,000 311,766
4.13%, 8/15/2044 43,000 38,935
3.00%, 11/15/2044 260,000 197,895
4.63%, 11/15/2044 250,000 241,836
4.75%, 2/15/2045 247,000 242,793
3.00%, 5/15/2045 400,000 302,766
5.00%, 5/15/2045 60,000 60,881
2.50%, 2/15/2046 400,000 274,094
2.50%, 5/15/2046 400,000 273,078
2.25%, 8/15/2046 300,000 194,238
2.88%, 11/15/2046 275,000 200,159
3.00%, 2/15/2047 400,000 296,875
3.00%, 5/15/2047 400,000 296,109
2.75%, 8/15/2047 350,000 246,449
3.00%, 2/15/2048 500,000 367,109
3.13%, 5/15/2048 200,000 149,906
3.00%, 8/15/2048 350,000 255,787
3.38%, 11/15/2048 500,000 390,684
2.88%, 5/15/2049 400,000 283,297
2.25%, 8/15/2049 300,000 185,625
2.38%, 11/15/2049 350,000 222,209
2.00%, 2/15/2050 500,000 289,785
1.63%, 11/15/2050 250,000 129,814
1.88%, 2/15/2051 550,000 304,520
2.38%, 5/15/2051 664,000 414,974
2.00%, 8/15/2051 700,000 397,633
1.88%, 11/15/2051 630,000 345,122
2.25%, 2/15/2052 800,000 481,375
2.88%, 5/15/2052 640,000 443,800
3.00%, 8/15/2052 600,000 426,539
4.00%, 11/15/2052 750,000 646,436
3.63%, 2/15/2053 950,000 764,416
3.63%, 5/15/2053 510,000 409,932
4.13%, 8/15/2053 700,000 616,137

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 35
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.75%, 11/15/2053 700,000 683,348
4.25%, 2/15/2054 600,000 539,391
4.63%, 5/15/2054 750,000 717,803
4.25%, 8/15/2054 674,000 606,179
4.50%, 11/15/2054 320,000 300,200
4.63%, 2/15/2055 (b) 421,000 403,305
4.75%, 5/15/2055 426,000 416,681
U.S. Treasury Notes
4.63%, 10/15/2026 3,000 3,017
4.25%, 11/30/2026 2,000,000 2,003,828
1.25%, 12/31/2026 700,000 673,121
4.25%, 12/31/2026 1,563,000 1,566,724
4.00%, 1/15/2027 1,000,000 999,219
1.50%, 1/31/2027 800,000 770,656
4.13%, 1/31/2027 1,283,000 1,284,303
2.25%, 2/15/2027 400,000 389,453
4.13%, 2/15/2027 500,000 500,684
1.13%, 2/28/2027 (b) 200,000 191,258
1.88%, 2/28/2027 700,000 677,250
0.63%, 3/31/2027 (b) 500,000 473,145
2.50%, 3/31/2027 600,000 585,609
3.88%, 3/31/2027 472,000 471,060
4.50%, 4/15/2027 (b) 400,000 403,313
0.50%, 4/30/2027 300,000 282,551
2.75%, 4/30/2027 450,000 440,701
3.75%, 4/30/2027 1,114,000 1,109,605
2.38%, 5/15/2027 500,000 486,250
2.63%, 5/31/2027 700,000 683,430
3.88%, 5/31/2027 1,222,000 1,219,900
3.75%, 6/30/2027 726,000 723,278
2.75%, 7/31/2027 300,000 293,145
2.25%, 8/15/2027 500,000 483,555
0.50%, 8/31/2027 500,000 466,055
3.13%, 8/31/2027 700,000 688,816
3.38%, 9/15/2027 1,538,000 1,521,058
0.38%, 9/30/2027 500,000 463,594
3.88%, 10/15/2027 500,000 499,492
0.50%, 10/31/2027 500,000 463,594
2.25%, 11/15/2027 870,000 838,496
4.13%, 11/15/2027 800,000 803,500
0.63%, 11/30/2027 250,000 231,875
3.88%, 11/30/2027 430,000 429,614
0.63%, 12/31/2027 500,000 462,539
3.88%, 12/31/2027 800,000 799,469
4.25%, 1/15/2028 758,000 763,863
0.75%, 1/31/2028 500,000 462,793
3.50%, 1/31/2028 1,300,000 1,287,762
2.75%, 2/15/2028 800,000 777,813
4.25%, 2/15/2028 201,000 202,672
1.13%, 2/29/2028 700,000 652,723
4.00%, 2/29/2028 300,000 300,762
3.88%, 3/15/2028 631,000 630,852
1.25%, 3/31/2028 500,000 466,816
3.63%, 3/31/2028 600,000 596,039
3.75%, 4/15/2028 400,000 398,500
1.25%, 4/30/2028 700,000 652,285
3.50%, 4/30/2028 417,000 412,732
2.88%, 5/15/2028 1,000,000 973,359
3.75%, 5/15/2028 393,000 391,588
1.25%, 5/31/2028 700,000 650,918
3.63%, 5/31/2028 350,000 347,525
3.88%, 6/15/2028 173,000 172,973
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 6/30/2028 700,000 649,660
4.00%, 6/30/2028 750,000 752,432
1.00%, 7/31/2028 1,000,000 919,102
4.13%, 7/31/2028 700,000 704,730
1.13%, 8/31/2028 1,040,000 957,247
4.38%, 8/31/2028 400,000 405,547
1.25%, 9/30/2028 500,000 461,016
4.63%, 9/30/2028 500,000 510,781
1.38%, 10/31/2028 500,000 461,973
4.88%, 10/31/2028 300,000 308,848
1.50%, 11/30/2028 500,000 462,910
3.75%, 12/31/2028 700,000 696,582
1.75%, 1/31/2029 500,000 465,195
4.00%, 1/31/2029 400,000 401,187
2.63%, 2/15/2029 457,000 437,970
4.25%, 2/28/2029 25,000 25,285
2.38%, 3/31/2029 400,000 379,188
4.13%, 3/31/2029 800,000 805,781
2.88%, 4/30/2029 350,000 337,518
4.63%, 4/30/2029 400,000 409,813
2.38%, 5/15/2029 100,000 94,652
2.75%, 5/31/2029 300,000 287,695
4.50%, 5/31/2029 500,000 510,254
3.25%, 6/30/2029 400,000 390,406
4.25%, 6/30/2029 600,000 607,125
2.63%, 7/31/2029 300,000 285,832
4.00%, 7/31/2029 600,000 601,734
1.63%, 8/15/2029 200,000 183,391
3.13%, 8/31/2029 400,000 388,109
3.63%, 8/31/2029 1,220,000 1,206,323
3.50%, 9/30/2029 840,000 826,284
3.88%, 9/30/2029 300,000 299,449
4.00%, 10/31/2029 1,300,000 1,303,605
4.13%, 10/31/2029 211,000 212,566
3.88%, 11/30/2029 250,000 249,443
4.13%, 11/30/2029 250,000 251,895
3.88%, 12/31/2029 700,000 698,359
4.38%, 12/31/2029 483,000 491,471
3.50%, 1/31/2030 650,000 638,295
4.25%, 1/31/2030 1,248,000 1,263,697
1.50%, 2/15/2030 700,000 630,000
4.00%, 2/28/2030 1,082,000 1,084,916
3.63%, 3/31/2030 400,000 394,453
4.00%, 3/31/2030 1,160,000 1,162,673
3.50%, 4/30/2030 50,000 49,029
3.88%, 4/30/2030 635,000 633,065
0.63%, 5/15/2030 700,000 599,293
3.75%, 5/31/2030 300,000 297,281
4.00%, 5/31/2030 575,000 576,393
3.88%, 6/30/2030 (b) 560,000 557,988
4.00%, 7/31/2030 550,000 550,816
0.63%, 8/15/2030 950,000 806,313
4.13%, 8/31/2030 400,000 402,859
4.63%, 9/30/2030 500,000 514,961
4.88%, 10/31/2030 550,000 572,924
0.88%, 11/15/2030 800,000 682,469
4.38%, 11/30/2030 200,000 203,648
3.75%, 12/31/2030 400,000 395,078
1.13%, 2/15/2031 800,000 687,938
4.25%, 2/28/2031 600,000 607,008
4.13%, 3/31/2031 500,000 502,441
4.63%, 4/30/2031 400,000 411,984

36 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.63%, 5/15/2031 900,000 788,801
4.63%, 5/31/2031 300,000 308,941
4.25%, 6/30/2031 400,000 404,063
4.13%, 7/31/2031 500,000 501,738
1.25%, 8/15/2031 900,000 765,316
3.75%, 8/31/2031 400,000 393,203
3.63%, 9/30/2031 500,000 487,852
4.13%, 10/31/2031 460,000 461,006
1.38%, 11/15/2031 1,000,000 850,352
4.13%, 11/30/2031 600,000 601,055
4.38%, 1/31/2032 263,000 266,966
1.88%, 2/15/2032 800,000 697,969
4.13%, 2/29/2032 352,000 352,261
4.13%, 3/31/2032 365,000 365,157
2.88%, 5/15/2032 1,000,000 926,055
4.13%, 5/31/2032 329,000 328,846
4.00%, 6/30/2032 336,000 333,270
2.75%, 8/15/2032 850,000 777,982
4.13%, 11/15/2032 500,000 498,887
3.50%, 2/15/2033 730,000 697,777
3.38%, 5/15/2033 1,000,000 944,883
3.88%, 8/15/2033 900,000 878,379
4.50%, 11/15/2033 1,608,000 1,636,517
4.00%, 2/15/2034 1,797,000 1,762,253
4.38%, 5/15/2034 1,300,000 1,307,871
3.88%, 8/15/2034 1,250,000 1,209,277
4.25%, 11/15/2034 1,000,000 993,750
4.63%, 2/15/2035 988,000 1,009,458
4.25%, 5/15/2035 1,309,000 1,297,546
Total U.S. Treasury Obligations
(cost $119,722,821)
112,837,361
Repurchase Agreements 2 .2%
CF Secured, LLC
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $3,646,829,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$3,719,766. (f) 3,646,390 3,646,390
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$2,040,247. (f) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $5,646,390)
5,646,390
Total Investments
(cost $277,088,368) — 99.9%
257,884,378
Other assets in excess of
liabilities — 0.1% 169,558
NET ASSETS — 100.0%
$ 258,053,936
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2025.
(b) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $7,474,338, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $5,646,390 and by $2,059,333 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.50%, and maturity dates ranging from
10/15/2025 - 5/15/2052, a total value of $7,705,723.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2025.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$259,291 which represents 0.10% of net assets.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2025.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of July 31, 2025 was $5,646,390.

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 37
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

38 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 39
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,027,603 $ – $ 1,027,603
Commercial Mortgage-Backed Securities – 4,036,090 – 4,036,090
Corporate Bonds – 61,846,897 – 61,846,897
Foreign Government Securities – 3,852,555 – 3,852,555
Mortgage-Backed Securities – 62,688,059 – 62,688,059
Municipal Bonds – 1,555,615 – 1,555,615
Repurchase Agreements – 5,646,390 – 5,646,390
Supranational – 3,267,661 – 3,267,661
U.S. Government Agency Securities – 1,126,147 – 1,126,147
U.S. Treasury Obligations – 112,837,361 – 112,837,361
Total $ – $ 257,884,378 $ – $ 257,884,378
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 6.8%
Banks 2.1%
ANZ Group Holdings Ltd. 123,867 2,428,202
Commonwealth Bank of
Australia 70,107 7,964,016
National Australia Bank Ltd. 127,666 3,169,356
Westpac Banking Corp. 144,499 3,118,100
16,679,674
Broadline Retail 0.3%
Wesfarmers Ltd. 47,305 2,592,453
Capital Markets 0.3%
ASX Ltd. 8,144 365,032
Macquarie Group Ltd. 15,357 2,119,396
2,484,428
Commercial Services & Supplies 0.1%
Brambles Ltd. 56,395 862,428
Consumer Staples Distribution & Retail 0.2%
Coles Group Ltd. 56,782 756,498
Woolworths Group Ltd. 50,924 1,030,882
1,787,380
Diversified REITs 0.0%
†
Stockland 98,811 350,147
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 163,160 520,259
Electric Utilities 0.1%
Origin Energy Ltd. 71,080 528,888
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 10,279 267,306
Gas Utilities 0.0%
†
APA Group 56,561 303,928
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 2,722 554,192
Health Care Providers & Services 0.1%
Sigma Healthcare Ltd. 199,600 369,800
Sonic Healthcare Ltd. 18,831 332,633
702,433
Health Care Technology 0.1%
Pro Medicus Ltd. 2,373 483,848
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 23,467 1,046,614
Lottery Corp. Ltd. (The) 90,465 314,109
1,360,723
Industrial REITs 0.2%
Goodman Group 84,672 1,886,754
Insurance 0.3%
Insurance Australia Group
Ltd. 99,004 554,529
Medibank Pvt Ltd. 111,863 365,175
QBE Insurance Group Ltd. 64,889 957,335
Suncorp Group Ltd. 45,885 614,486
2,491,525
Interactive Media & Services 0.1%
CAR Group Ltd. 15,106 367,268
REA Group Ltd. 2,202 336,225
703,493
Metals & Mining 1.7%
BHP Group Ltd. 213,175 5,406,090
BlueScope Steel Ltd. 19,415 293,832
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining
Evolution Mining Ltd. 86,557 393,488
Fortescue Ltd. 72,063 820,845
Glencore plc 427,436 1,714,983
Northern Star Resources Ltd. 55,356 552,226
Rio Tinto Ltd. 15,362 1,094,399
Rio Tinto plc 47,047 2,793,683
South32 Ltd. 193,301 363,901
13,433,447
Oil, Gas & Consumable Fuels 0.3%
Santos Ltd. 135,389 682,357
Woodside Energy Group Ltd. 79,153 1,338,363
2,020,720
Passenger Airlines 0.0%
†
Qantas Airways Ltd. 33,977 234,872
Professional Services 0.1%
Computershare Ltd. 22,318 599,511
Retail REITs 0.1%
Scentre Group 216,254 520,301
Vicinity Ltd. 169,267 266,404
786,705
Software 0.1%
WiseTech Global Ltd. 8,266 626,194
Trading Companies & Distributors 0.1%
Reece Ltd. 9,851 85,308
SGH Ltd. 9,104 296,651
381,959
Transportation Infrastructure 0.1%
Transurban Group 129,578 1,149,624
53,792,891
AUSTRIA 0.2%
Banks 0.2%
Erste Group Bank AG 13,075 1,195,543
Electric Utilities 0.0%
†
Verbund AG 2,598 193,370
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 6,179 314,308
Paper & Forest Products 0.0%
†
Mondi plc 17,726 240,035
1,943,256
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 9,752 1,021,215
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 41,206 2,384,421
Chemicals 0.0%
†
Syensqo SA 3,138 248,547
Distributors 0.0%
†
D'ieteren Group(a) 828 163,321
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 2,122 243,112
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 3,561 295,721

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
BELGIUM
Financial Services
Sofina SA(a) 565 171,747
467,468
Food Products 0.0%
†
Lotus Bakeries NV 19 160,859
Insurance 0.1%
Ageas SA/NV 6,056 409,313
Pharmaceuticals 0.2%
UCB SA 5,357 1,143,434
6,241,690
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 7,071 261,234
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 16,717 413,063
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 154,100 693,190
Broadline Retail 0.4%
Prosus NV 54,544 3,120,452
Food Products 0.0%
†
Wilmar International Ltd. 76,958 174,306
Machinery 0.1%
Yangzijiang Shipbuilding
Holdings Ltd. 111,700 219,142
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 56,000 181,652
Real Estate Management & Development 0.0%
†
Wharf Holdings Ltd. (The)(a) 48,644 138,104
4,526,846
DENMARK 1.9%
Air Freight & Logistics 0.2%
DSV A/S 8,520 1,895,154
Banks 0.1%
Danske Bank A/S 28,571 1,132,083
Beverages 0.1%
Carlsberg A/S, Class B 3,938 491,430
Biotechnology 0.1%
Genmab A/S* 2,605 565,828
Building Products 0.0%
†
ROCKWOOL A/S, Class B 3,800 165,584
Chemicals 0.1%
Novonesis Novozymes B,
Class B 14,547 944,807
Electrical Equipment 0.1%
Vestas Wind Systems A/S 42,098 769,625
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 5,463 496,662
Demant A/S* 3,222 122,680
619,342
Common Stocks
Shares Value ($)
DENMARK
Independent Power and Renewable Electricity Producers
0.0%
†
Orsted A/S Reg. S*(b) 7,428 346,421
Insurance 0.1%
Tryg A/S 15,075 362,858
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 132 258,222
AP Moller - Maersk A/S,
Class B 182 358,985
617,207
Pharmaceuticals 0.8%
Novo Nordisk A/S, Class B 134,922 6,227,764
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 3,418 564,207
14,702,310
FINLAND 1.0%
Banks 0.3%
Nordea Bank Abp 130,971 1,905,362
Communications Equipment 0.1%
Nokia OYJ 220,601 898,433
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B(a) 11,768 255,684
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 6,035 310,353
Electric Utilities 0.1%
Fortum OYJ 18,965 346,946
Insurance 0.1%
Sampo OYJ, Class A 99,832 1,070,223
Machinery 0.2%
Kone OYJ, Class B 14,425 886,073
Metso Oyj(a) 24,424 306,930
Wartsila OYJ Abp 21,613 595,371
1,788,374
Oil, Gas & Consumable Fuels 0.0%
†
Neste OYJ(a) 17,284 272,990
Paper & Forest Products 0.1%
Stora Enso OYJ, Class R(a) 25,776 264,567
UPM-Kymmene OYJ 22,235 575,542
840,109
Pharmaceuticals 0.1%
Orion OYJ, Class B(a) 4,256 340,289
8,028,763
FRANCE 9.4%
Aerospace & Defense 1.4%
Airbus SE 24,959 4,997,823
Dassault Aviation SA 802 248,978
Safran SA 15,011 4,943,217
Thales SA 3,803 1,019,256
11,209,274
Automobile Components 0.1%
Cie Generale des
Etablissements Michelin
SCA 28,421 1,011,973

42 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Automobiles 0.0%
†
Renault SA 8,318 303,134
Banks 0.9%
BNP Paribas SA 42,426 3,864,953
Credit Agricole SA 45,156 830,846
Societe Generale SA 30,567 1,946,092
6,641,891
Beverages 0.1%
Pernod Ricard SA 8,570 881,178
Building Products 0.3%
Cie de Saint-Gobain SA 18,724 2,135,679
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 2,800 207,318
Chemicals 0.6%
Air Liquide SA 24,304 4,783,919
Arkema SA 2,247 153,173
4,937,092
Construction & Engineering 0.5%
Bouygues SA 8,257 340,249
Eiffage SA 2,931 392,860
Vinci SA 20,637 2,858,202
3,591,311
Consumer Staples Distribution & Retail 0.0%
†
Carrefour SA 22,475 322,132
Diversified REITs 0.0%
†
Covivio SA 1,992 129,225
Diversified Telecommunication Services 0.2%
Orange SA 79,074 1,202,311
Electrical Equipment 0.2%
Legrand SA 10,932 1,620,102
Entertainment 0.0%
†
Bollore SE 28,719 165,788
Financial Services 0.1%
Edenred SE 10,568 301,759
Eurazeo SE 1,766 103,768
405,527
Food Products 0.3%
Danone SA 26,912 2,207,530
Health Care Equipment & Supplies 0.5%
BioMerieux 1,821 261,086
EssilorLuxottica SA(a) 12,397 3,677,333
3,938,419
Hotels, Restaurants & Leisure 0.1%
Accor SA 8,405 427,154
FDJ UNITED Reg. S(b) 4,692 146,110
Sodexo SA 3,918 233,509
806,773
Insurance 0.5%
AXA SA 74,671 3,628,981
IT Services 0.1%
Capgemini SE 6,819 1,015,858
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 1,129 226,127
Machinery 0.1%
Alstom SA*(a) 14,196 333,322
Common Stocks
Shares Value ($)
FRANCE
Media 0.1%
Publicis Groupe SA 9,739 883,287
Multi-Utilities 0.3%
Engie SA 77,681 1,745,338
Veolia Environnement SA 26,092 882,777
2,628,115
Office REITs 0.0%
†
Gecina SA 1,804 177,249
Oil, Gas & Consumable Fuels 0.7%
TotalEnergies SE 85,803 5,098,518
Personal Care Products 0.6%
L'Oreal SA 10,023 4,440,758
Pharmaceuticals 0.0%
†
Ipsen SA 1,433 169,084
Professional Services 0.1%
Bureau Veritas SA 13,857 425,798
Teleperformance SE 2,416 235,906
661,704
Retail REITs 0.1%
Klepierre SA 8,550 326,026
Unibail-Rodamco-Westfield 5,111 495,994
822,020
Software 0.1%
Dassault Systemes SE 28,419 934,918
Textiles, Apparel & Luxury Goods 1.3%
Hermes International SCA 1,334 3,259,008
Kering SA 3,082 758,841
LVMH Moet Hennessy Louis
Vuitton SE 11,537 6,203,250
10,221,099
Trading Companies & Distributors 0.0%
†
Rexel SA 8,811 265,372
Transportation Infrastructure 0.1%
Aeroports de Paris SA 1,427 172,634
Getlink SE 12,846 232,777
405,411
73,628,480
GERMANY 10.1%
Aerospace & Defense 0.6%
MTU Aero Engines AG 2,283 982,004
Rheinmetall AG 1,883 3,702,447
4,684,451
Air Freight & Logistics 0.2%
Deutsche Post AG 40,768 1,834,015
Automobile Components 0.1%
Continental AG 4,583 393,363
Automobiles 0.6%
Bayerische Motoren Werke
AG 11,920 1,141,529
Bayerische Motoren Werke
AG (Preference) 2,420 212,376
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 4,415 224,883
Mercedes-Benz Group AG 30,610 1,749,435
Porsche Automobil Holding
SE (Preference) 6,439 259,102
Volkswagen AG (Preference) 8,765 921,149
4,508,474

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
GERMANY
Banks 0.2%
Commerzbank AG 37,039 1,353,720
Capital Markets 0.6%
Deutsche Bank AG
(Registered) 77,155 2,547,844
Deutsche Boerse AG 7,850 2,272,881
4,820,725
Chemicals 0.4%
BASF SE 37,206 1,829,758
Covestro AG* 7,404 501,819
Evonik Industries AG 10,245 204,171
Symrise AG, Class A(a) 5,543 502,797
3,038,545
Construction Materials 0.2%
Heidelberg Materials AG 5,579 1,288,873
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 146,589 5,253,989
Electrical Equipment 0.4%
Siemens Energy AG* 28,323 3,293,822
Entertainment 0.0%
†
CTS Eventim AG & Co.
KGaA 2,760 312,009
Health Care Equipment & Supplies 0.1%
Siemens Healthineers AG
Reg. S(b) 13,914 750,457
Health Care Providers & Services 0.2%
Fresenius Medical Care AG 8,896 450,674
Fresenius SE & Co. KGaA 17,610 841,402
1,292,076
Household Products 0.1%
Henkel AG & Co. KGaA 4,262 303,185
Henkel AG & Co. KGaA
(Preference)(a) 6,987 538,992
842,177
Independent Power and Renewable Electricity Producers
0.1%
RWE AG 26,054 1,068,867
Industrial Conglomerates 1.0%
Siemens AG (Registered) 31,839 8,164,868
Insurance 1.4%
Allianz SE (Registered) 16,194 6,413,568
Hannover Rueck SE(a) 2,514 764,727
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 5,635 3,702,029
Talanx AG 2,747 365,285
11,245,609
Interactive Media & Services 0.1%
Scout24 SE Reg. S(b) 3,125 418,581
Life Sciences Tools & Services 0.0%
†
Sartorius AG (Preference) 1,122 239,653
Machinery 0.2%
Daimler Truck Holding AG 20,078 980,876
GEA Group AG 6,051 435,926
Knorr-Bremse AG 3,192 319,986
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 234 181,478
1,918,266
Multi-Utilities 0.2%
E.ON SE 93,592 1,704,821
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)(a) 24,950 214,731
Personal Care Products 0.1%
Beiersdorf AG 4,098 509,131
Pharmaceuticals 0.3%
Bayer AG (Registered) 40,954 1,275,887
Merck KGaA(a) 5,422 681,962
1,957,849
Real Estate Management & Development 0.2%
LEG Immobilien SE 3,226 257,057
Vonovia SE 31,685 986,180
1,243,237
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 54,440 2,150,744
Software 1.6%
Nemetschek SE 2,476 370,176
SAP SE 43,746 12,522,462
12,892,638
Specialty Retail 0.0%
†
Zalando SE Reg. S*(b) 9,273 272,191
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 7,128 1,366,484
Trading Companies & Distributors 0.0%
†
Brenntag SE 5,434 337,912
79,372,278
HONG KONG 2.0%
Banks 0.1%
Hang Seng Bank Ltd. 32,700 476,507
Capital Markets 0.4%
Futu Holdings Ltd., ADR 2,497 383,739
Hong Kong Exchanges &
Clearing Ltd. 50,200 2,732,454
3,116,193
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 159,420 251,023
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 28,500 200,981
CLP Holdings Ltd. 68,500 594,735
Power Assets Holdings Ltd. 58,800 387,310
1,183,026
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 333,743 336,400
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 457,565 408,691
Ground Transportation 0.0%
†
MTR Corp. Ltd.(a) 66,714 240,138

44 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 7,100 385,306
Swire Pacific Ltd., Class A 14,000 126,748
512,054
Insurance 0.7%
AIA Group Ltd. 445,800 4,171,119
Prudential plc 108,771 1,376,714
5,547,833
Machinery 0.1%
Techtronic Industries Co. Ltd. 62,000 745,224
Real Estate Management & Development 0.2%
CK Asset Holdings Ltd. 79,386 362,982
Henderson Land
Development Co. Ltd. 58,352 203,770
Hongkong Land Holdings
Ltd. 42,800 257,547
Sino Land Co. Ltd. 142,200 163,716
Sun Hung Kai Properties Ltd. 61,200 727,230
Wharf Real Estate
Investment Co. Ltd. 69,270 219,454
1,934,699
Retail REITs 0.1%
Link REIT 112,601 626,438
15,378,226
IRELAND 0.4%
Banks 0.1%
AIB Group plc 87,568 688,157
Bank of Ireland Group plc 41,316 553,143
1,241,300
Building Products 0.1%
Kingspan Group plc 6,358 523,536
Food Products 0.1%
Kerry Group plc, Class A 7,135 659,918
Trading Companies & Distributors 0.1%
AerCap Holdings NV 7,628 818,103
3,242,857
ISRAEL 0.8%
Aerospace & Defense 0.1%
Elbit Systems Ltd. 1,105 509,936
Banks 0.4%
Bank Hapoalim BM 52,310 981,747
Bank Leumi Le-Israel BM 62,516 1,156,233
Israel Discount Bank Ltd.,
Class A 51,253 490,528
Mizrahi Tefahot Bank Ltd. 6,881 424,906
3,053,414
Chemicals 0.0%
†
ICL Group Ltd. 31,608 197,347
IT Services 0.1%
Wix.com Ltd.* 2,147 292,056
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 48,300 746,235
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 1,994 196,112
Common Stocks
Shares Value ($)
ISRAEL
Software 0.1%
Check Point Software
Technologies Ltd.* 3,556 662,127
Nice Ltd.* 2,627 410,944
1,073,071
6,068,171
ITALY 3.2%
Aerospace & Defense 0.1%
Leonardo SpA 17,187 921,206
Automobiles 0.3%
Ferrari NV 5,255 2,298,883
Banks 1.3%
Banco BPM SpA 48,850 623,002
BPER Banca SpA 61,231 602,071
FinecoBank Banca Fineco
SpA 25,268 538,641
Intesa Sanpaolo SpA 630,850 3,803,782
Mediobanca Banca di
Credito Finanziario SpA(a) 21,232 467,543
UniCredit SpA 59,015 4,341,766
10,376,805
Beverages 0.1%
Coca-Cola HBC AG 9,154 476,170
Davide Campari-Milano
NV(a) 23,347 161,282
637,452
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(a)(b) 13,058 154,234
Telecom Italia SpA*(a) 472,678 217,407
371,641
Electric Utilities 0.5%
Enel SpA 343,226 3,025,930
Terna - Rete Elettrica
Nazionale(a) 58,345 561,968
3,587,898
Electrical Equipment 0.1%
Prysmian SpA 11,812 944,531
Financial Services 0.0%
†
Banca Mediolanum SpA 9,666 170,588
Nexi SpA Reg. S(a)(b) 18,762 107,021
277,609
Gas Utilities 0.1%
Snam SpA(a) 85,634 495,417
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 792 77,233
Insurance 0.3%
Generali(a) 35,983 1,341,639
Poste Italiane SpA Reg. S(b) 18,420 398,189
Unipol Assicurazioni SpA 14,816 297,185
2,037,013
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 93,038 1,578,119
Passenger Airlines 0.1%
Ryanair Holdings plc 35,328 1,038,123
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,875 280,045

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
ITALY
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 9,746 518,773
25,440,748
JAPAN 21.3%
Air Freight & Logistics 0.0%
†
SG Holdings Co. Ltd.(a) 14,900 165,539
Automobile Components 0.4%
Aisin Corp. 20,700 285,259
Bridgestone Corp. 23,600 953,785
Denso Corp. 78,900 1,067,339
Sumitomo Electric Industries
Ltd. 29,900 734,248
3,040,631
Automobiles 1.4%
Honda Motor Co. Ltd.(a) 176,100 1,818,139
Isuzu Motors Ltd. 21,400 274,386
Nissan Motor Co. Ltd.*(a) 91,400 194,463
Subaru Corp. 23,800 434,302
Suzuki Motor Corp. 67,400 738,970
Toyota Motor Corp. 397,500 7,100,808
Yamaha Motor Co. Ltd. 37,800 271,509
10,832,577
Banks 2.1%
Chiba Bank Ltd. (The)(a) 25,900 241,502
Concordia Financial Group
Ltd. 40,600 269,024
Japan Post Bank Co. Ltd. 73,900 820,258
Mitsubishi UFJ Financial
Group, Inc. 480,884 6,660,817
Mizuho Financial Group, Inc. 99,551 2,920,256
Resona Holdings, Inc. 84,801 770,020
Sumitomo Mitsui Financial
Group, Inc. 155,515 3,927,810
Sumitomo Mitsui Trust
Group, Inc. 27,652 721,863
16,331,550
Beverages 0.2%
Asahi Group Holdings Ltd. 61,900 784,150
Kirin Holdings Co. Ltd. 33,900 448,196
Suntory Beverage & Food
Ltd. 5,500 166,028
1,398,374
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 16,500 552,791
Rakuten Group, Inc.* 60,600 306,455
859,246
Building Products 0.2%
AGC, Inc. 8,820 264,338
Daikin Industries Ltd. 11,100 1,374,949
1,639,287
Capital Markets 0.3%
Daiwa Securities Group, Inc. 54,000 373,754
Japan Exchange Group, Inc. 40,200 391,131
Nomura Holdings, Inc. 128,400 845,734
SBI Holdings, Inc. 10,970 406,297
2,016,916
Chemicals 0.6%
Asahi Kasei Corp. 50,300 349,467
Mitsubishi Chemical Group
Corp. 54,200 295,100
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Paint Holdings Co.
Ltd.(a) 37,900 321,379
Nippon Sanso Holdings
Corp.(a) 7,500 265,748
Nitto Denko Corp. 29,450 607,836
Shin-Etsu Chemical Co. Ltd. 75,100 2,166,569
Toray Industries, Inc. 59,300 405,080
4,411,179
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 17,500 268,817
Secom Co. Ltd. 17,900 640,566
TOPPAN Holdings, Inc. 9,300 250,517
1,159,900
Construction & Engineering 0.2%
Kajima Corp. 18,000 450,412
Obayashi Corp. 27,300 401,407
Taisei Corp. 6,700 401,223
1,253,042
Consumer Staples Distribution & Retail 0.3%
Aeon Co. Ltd. 30,900 988,295
Kobe Bussan Co. Ltd. 6,100 164,948
MatsukiyoCocokara & Co. 14,500 297,667
Seven & i Holdings Co. Ltd. 92,300 1,215,149
2,666,059
Diversified Telecommunication Services 0.2%
NTT, Inc. 1,245,700 1,258,145
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 25,600 311,677
Kansai Electric Power Co.,
Inc. (The) 40,300 484,339
796,016
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 5,240 260,251
Fujikura Ltd. 10,600 728,089
Mitsubishi Electric Corp. 79,300 1,741,402
Nidec Corp. 35,400 675,952
3,405,694
Electronic Equipment, Instruments & Components 0.8%
Keyence Corp. 8,272 2,990,749
Kyocera Corp. 55,100 658,951
Murata Manufacturing Co.
Ltd.(a) 69,600 1,033,258
Omron Corp. 7,700 198,258
Shimadzu Corp. 10,600 234,614
TDK Corp. 79,900 972,112
Yokogawa Electric Corp. 9,600 254,325
6,342,267
Entertainment 0.7%
Capcom Co. Ltd. 14,300 365,551
Konami Group Corp. 4,100 554,819
Nexon Co. Ltd. 14,500 265,388
Nintendo Co. Ltd. 46,500 3,880,944
Toho Co. Ltd.(a) 4,700 295,967
5,362,669
Financial Services 0.2%
Mitsubishi HC Capital, Inc. 38,500 283,862
ORIX Corp. 48,300 1,081,168
1,365,030

46 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Food Products 0.2%
Ajinomoto Co., Inc. 38,000 1,004,199
Kikkoman Corp.(a) 26,500 231,555
MEIJI Holdings Co. Ltd. 9,396 190,626
Nissin Foods Holdings Co.
Ltd.(a) 8,300 157,584
Yakult Honsha Co. Ltd.(a) 11,000 176,961
1,760,925
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 15,380 387,145
Tokyo Gas Co. Ltd. 14,180 473,960
861,105
Ground Transportation 0.3%
Central Japan Railway Co. 31,500 730,623
East Japan Railway Co. 38,770 825,176
Hankyu Hanshin Holdings,
Inc. 8,900 231,683
Tokyo Metro Co. Ltd.(a) 13,100 141,049
Tokyu Corp. 22,350 251,866
West Japan Railway Co.(a) 18,200 399,155
2,579,552
Health Care Equipment & Supplies 0.5%
Hoya Corp. 14,700 1,858,026
Olympus Corp. 46,900 559,552
Sysmex Corp. 21,500 350,314
Terumo Corp. 55,500 938,369
3,706,261
Health Care Technology 0.0%
†
M3, Inc.(a) 19,700 244,025
Hotels, Restaurants & Leisure 0.1%
Oriental Land Co. Ltd. 45,000 927,096
Zensho Holdings Co. Ltd. 4,100 216,776
1,143,872
Household Durables 1.0%
Panasonic Holdings Corp. 97,202 919,279
Sekisui House Ltd.(a) 24,800 521,870
Sony Group Corp. 258,000 6,243,781
7,684,930
Household Products 0.0%
†
Unicharm Corp.(a) 45,100 315,137
Industrial Conglomerates 0.8%
Hikari Tsushin, Inc. 800 214,966
Hitachi Ltd. 192,300 5,907,702
Sekisui Chemical Co. Ltd. 16,600 287,975
6,410,643
Insurance 1.0%
Dai-ichi Life Holdings, Inc. 146,300 1,153,253
Japan Post Holdings Co. Ltd. 72,900 672,218
Japan Post Insurance Co.
Ltd. 8,800 224,468
MS&AD Insurance Group
Holdings, Inc. 53,665 1,143,193
Sompo Holdings, Inc. 37,175 1,089,458
T&D Holdings, Inc. 21,000 511,744
Tokio Marine Holdings, Inc. 77,600 3,118,108
7,912,442
Interactive Media & Services 0.1%
LY Corp. 117,600 430,085
IT Services 0.7%
Fujitsu Ltd. 74,600 1,621,972
NEC Corp. 51,200 1,474,503
Common Stocks
Shares Value ($)
JAPAN
IT Services
Nomura Research Institute
Ltd. 15,754 624,198
NTT Data Group Corp. 12,220 316,560
Obic Co. Ltd. 13,800 494,508
Otsuka Corp. 9,300 176,396
SCSK Corp. 6,800 211,604
TIS, Inc. 8,900 284,544
5,204,285
Leisure Products 0.1%
Bandai Namco Holdings, Inc. 24,247 783,256
Shimano, Inc. 3,300 360,803
1,144,059
Machinery 1.2%
Daifuku Co. Ltd.(a) 13,100 334,690
FANUC Corp. 39,400 1,103,833
Hoshizaki Corp.(a) 4,700 161,702
IHI Corp. 6,000 669,524
Komatsu Ltd. 37,700 1,205,360
Kubota Corp. 42,200 468,747
Makita Corp. 9,400 290,227
MINEBEA MITSUMI, Inc. 16,000 251,940
Mitsubishi Heavy Industries
Ltd. 133,600 3,181,329
SMC Corp. 2,400 846,132
Toyota Industries Corp. 6,800 725,708
9,239,192
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd.
(a) 14,600 205,494
Mitsui OSK Lines Ltd.(a) 14,300 478,896
Nippon Yusen KK 18,220 636,501
1,320,891
Media 0.0%
†
Dentsu Group, Inc.(a) 8,961 175,987
Metals & Mining 0.2%
JFE Holdings, Inc. 22,400 258,366
Nippon Steel Corp. 39,706 764,551
Sumitomo Metal Mining Co.
Ltd.(a) 10,900 239,815
1,262,732
Office REITs 0.0%
†
Nippon Building Fund, Inc. 303 278,333
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 112,517 585,731
Idemitsu Kosan Co. Ltd. 31,420 200,339
Inpex Corp. 36,300 513,095
1,299,165
Passenger Airlines 0.0%
†
ANA Holdings, Inc. 7,400 137,006
Japan Airlines Co. Ltd. 5,574 110,679
247,685
Personal Care Products 0.1%
Kao Corp. 20,000 901,427
Shiseido Co. Ltd.(a) 15,800 255,364
1,156,791
Pharmaceuticals 1.0%
Astellas Pharma, Inc. 77,400 805,497
Chugai Pharmaceutical Co.
Ltd. 28,400 1,383,961
Daiichi Sankyo Co. Ltd. 71,600 1,754,912

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Eisai Co. Ltd. 11,400 321,402
Kyowa Kirin Co. Ltd.(a) 8,900 151,649
Ono Pharmaceutical Co. Ltd. 15,700 174,599
Otsuka Holdings Co. Ltd. 18,400 886,221
Shionogi & Co. Ltd. 32,800 546,367
Takeda Pharmaceutical Co.
Ltd. 67,597 1,857,959
7,882,567
Professional Services 0.4%
Recruit Holdings Co. Ltd. 58,700 3,482,694
Real Estate Management & Development 0.4%
Daito Trust Construction Co.
Ltd. 2,600 266,900
Daiwa House Industry Co.
Ltd. 22,900 756,057
Hulic Co. Ltd. 19,100 182,482
Mitsubishi Estate Co. Ltd. 43,700 817,278
Mitsui Fudosan Co. Ltd. 111,300 998,031
Sumitomo Realty &
Development Co. Ltd. 12,600 460,920
3,481,668
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 32,500 2,177,932
Disco Corp. 3,900 1,161,878
Lasertec Corp.(a) 3,300 335,961
Renesas Electronics Corp. 69,700 860,056
SCREEN Holdings Co. Ltd.
(a) 3,600 283,110
Tokyo Electron Ltd. 18,700 3,348,881
8,167,818
Software 0.1%
Oracle Corp. Japan 1,700 184,231
Trend Micro, Inc. 5,200 316,662
500,893
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 8,000 2,445,350
Nitori Holdings Co. Ltd.(a) 3,300 283,498
Sanrio Co. Ltd. 7,700 313,413
ZOZO, Inc. 16,500 163,795
3,206,056
Technology Hardware, Storage & Peripherals 0.3%
Canon, Inc. 38,900 1,100,652
FUJIFILM Holdings Corp.(a) 46,700 970,212
Ricoh Co. Ltd.(a) 24,400 213,578
2,284,442
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. 27,100 631,816
Tobacco 0.2%
Japan Tobacco, Inc. 50,600 1,443,823
Trading Companies & Distributors 1.4%
ITOCHU Corp. 49,600 2,612,234
Marubeni Corp.(a) 58,800 1,202,689
Mitsubishi Corp. 142,500 2,802,605
Mitsui & Co. Ltd. 102,900 2,099,054
MonotaRO Co. Ltd. 11,400 203,776
Sumitomo Corp. 45,400 1,152,150
Toyota Tsusho Corp. 26,200 597,562
10,670,070
Wireless Telecommunication Services 0.9%
KDDI Corp. 127,900 2,099,349
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Corp. 1,193,400 1,723,617
SoftBank Group Corp. 40,400 3,124,976
6,947,942
167,382,007
LUXEMBOURG 0.1%
Capital Markets 0.0%
†
CVC Capital Partners plc
Reg. S(b) 8,940 171,243
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE 5,118 392,338
Metals & Mining 0.1%
ArcelorMittal SA 19,497 616,751
1,180,332
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 91,000 445,396
Sands China Ltd. 106,700 258,963
704,359
NETHERLANDS 3.9%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 18,750 539,914
ING Groep NV 131,204 3,048,777
3,588,691
Beverages 0.2%
Heineken Holding NV 5,232 353,831
Heineken NV 12,230 961,444
1,315,275
Biotechnology 0.2%
Argenx SE* 2,564 1,715,077
Capital Markets 0.1%
Euronext NV Reg. S(b) 3,224 519,428
Chemicals 0.1%
Akzo Nobel NV 7,469 466,779
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 38,057 1,501,829
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 163,813 732,222
Entertainment 0.2%
Universal Music Group NV(a) 46,323 1,332,894
Financial Services 0.3%
Adyen NV Reg. S*(b) 1,050 1,798,264
EXOR NV 3,783 364,238
2,162,502
Food Products 0.0%
†
JDE Peet's NV 6,631 196,942
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 35,378 925,167
Insurance 0.2%
Aegon Ltd. 56,151 400,173
ASR Nederland NV 6,394 424,403
NN Group NV 11,347 763,299
1,587,875

48 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services 0.2%
Randstad NV(a) 4,364 207,117
Wolters Kluwer NV 9,896 1,539,526
1,746,643
Semiconductors & Semiconductor Equipment 1.6%
ASM International NV 1,991 963,654
ASML Holding NV 16,499 11,448,752
BE Semiconductor Industries
NV 3,369 453,875
12,866,281
Trading Companies & Distributors 0.0%
†
IMCD NV 2,382 260,611
30,918,216
NEW ZEALAND 0.3%
Electric Utilities 0.0%
†
Contact Energy Ltd. 37,423 201,066
Financial Services 0.0%
†
Infratil Ltd. 39,419 269,026
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 24,257 523,464
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 59,543 199,601
Software 0.1%
Xero Ltd.* 6,661 767,101
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd. 68,275 302,252
2,262,510
NORWAY 0.6%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 18,334 549,176
Banks 0.1%
DNB Bank ASA 36,806 933,145
Diversified Telecommunication Services 0.1%
Telenor ASA 25,613 393,022
Food Products 0.1%
Mowi ASA 19,401 361,223
Orkla ASA 31,041 327,021
Salmar ASA 3,347 135,896
824,140
Insurance 0.0%
†
Gjensidige Forsikring ASA 7,583 199,064
Metals & Mining 0.0%
†
Norsk Hydro ASA 58,343 346,496
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 13,033 312,994
Equinor ASA 35,535 913,078
1,226,072
4,471,115
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 9,497 136,024
Common Stocks
Shares Value ($)
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 11,882 289,548
Electric Utilities 0.1%
EDP SA 135,347 583,113
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 16,559 314,759
1,187,420
SINGAPORE 1.8%
Aerospace & Defense 0.1%
Singapore Technologies
Engineering Ltd. 68,100 458,153
Banks 0.8%
DBS Group Holdings Ltd. 88,825 3,260,311
Oversea-Chinese Banking
Corp. Ltd. 141,189 1,826,611
United Overseas Bank Ltd. 52,662 1,451,143
6,538,065
Capital Markets 0.1%
Singapore Exchange Ltd. 35,000 429,776
Diversified REITs 0.1%
CapitaLand Integrated
Commercial Trust 240,037 405,553
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 305,303 910,292
Entertainment 0.3%
Sea Ltd., ADR* 16,210 2,539,297
Ground Transportation 0.1%
Grab Holdings Ltd., Class A* 96,793 473,318
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 262,717 148,282
Industrial Conglomerates 0.1%
Keppel Ltd. 60,100 389,923
Industrial REITs 0.0%
†
CapitaLand Ascendas REIT 151,813 324,629
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 37,500 222,830
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. 60,182 314,090
Real Estate Management & Development 0.0%
†
CapitaLand Investment Ltd. 99,345 211,337
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 28,753 731,382
14,096,927
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 47,398 1,339,807
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 8,194 245,194
SPAIN 3.2%
Banks 1.6%
Banco Bilbao Vizcaya
Argentaria SA 240,253 4,010,330

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
SPAIN
Banks
Banco de Sabadell SA 228,357 843,826
Banco Santander SA 636,203 5,466,234
Bankinter SA 28,950 412,608
CaixaBank SA 167,582 1,576,280
12,309,278
Biotechnology 0.0%
†
Grifols SA* 12,552 187,812
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA(a) 7,485 515,570
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 20,615 723,328
Telefonica SA(a) 152,058 786,386
1,509,714
Electric Utilities 0.7%
Acciona SA(a) 921 176,656
Endesa SA 12,856 371,754
Iberdrola SA 265,778 4,665,058
Redeia Corp. SA 16,266 315,166
5,528,634
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 19,131 1,535,747
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA(a) 11,993 140,441
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 49,151 744,524
Specialty Retail 0.3%
Industria de Diseno Textil SA 45,473 2,173,964
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 31,750 854,512
25,500,196
SWEDEN 3.0%
Aerospace & Defense 0.1%
Saab AB, Class B 13,664 742,864
Banks 0.4%
Skandinaviska Enskilda
Banken AB, Class A 65,657 1,146,450
Svenska Handelsbanken AB,
Class A 61,627 751,901
Swedbank AB, Class A 36,113 961,051
2,859,402
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 8,231 225,668
Building Products 0.2%
Assa Abloy AB, Class B 41,783 1,373,957
Nibe Industrier AB, Class
B(a) 65,808 300,938
1,674,895
Capital Markets 0.1%
EQT AB(a) 15,147 503,930
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 21,541 318,877
Common Stocks
Shares Value ($)
SWEDEN
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 118,315 858,217
Construction & Engineering 0.0%
†
Skanska AB, Class B 13,407 311,584
Diversified Telecommunication Services 0.0%
†
Telia Co. AB(a) 98,756 348,173
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B 87,915 966,430
Financial Services 0.3%
Industrivarden AB, Class A 5,019 185,726
Industrivarden AB, Class
C(a) 5,985 221,102
Investor AB, Class B 72,153 2,090,986
L E Lundbergforetagen AB,
Class B 3,496 170,540
2,668,354
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 5,883 522,692
Household Products 0.1%
Essity AB, Class B 25,584 630,022
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B 6,259 159,691
Lifco AB, Class B 9,339 332,646
492,337
Machinery 1.0%
Alfa Laval AB 11,894 515,711
Atlas Copco AB, Class A 111,973 1,696,724
Atlas Copco AB, Class B 66,357 893,009
Epiroc AB, Class A 27,395 554,985
Epiroc AB, Class B 15,611 278,750
Indutrade AB 12,099 292,755
Sandvik AB 45,344 1,104,456
SKF AB, Class B(a) 13,322 310,299
Trelleborg AB, Class B(a) 8,830 318,888
Volvo AB, Class B 67,338 1,928,946
7,894,523
Metals & Mining 0.1%
Boliden AB* 11,598 353,882
Paper & Forest Products 0.1%
Holmen AB, Class B(a) 3,240 120,270
Svenska Cellulosa AB SCA,
Class B(a) 25,377 317,954
438,224
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B* 31,261 210,570
Sagax AB, Class B(a) 9,425 199,180
409,750
Specialty Retail 0.0%
†
H & M Hennes & Mauritz AB,
Class B(a) 23,367 314,606
Trading Companies & Distributors 0.1%
AddTech AB, Class B 10,775 362,207
Beijer Ref AB, Class B(a) 17,044 285,412
647,619

50 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 22,697 350,395
23,532,444
SWITZERLAND 4.9%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,290 149,017
Building Products 0.1%
Geberit AG (Registered) 1,374 1,049,998
Capital Markets 0.9%
Julius Baer Group Ltd. 8,523 573,328
Partners Group Holding
AG(a) 972 1,303,406
UBS Group AG (Registered) 138,226 5,136,530
7,013,264
Chemicals 0.5%
DSM-Firmenich AG 7,869 757,208
EMS-Chemie Holding AG
(Registered) 282 222,144
Givaudan SA (Registered) 393 1,642,350
Sika AG (Registered) 6,355 1,498,747
4,120,449
Containers & Packaging 0.0%
†
SIG Group AG(a) 13,457 217,361
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)
(a) 1,080 751,399
Electric Utilities 0.0%
†
BKW AG 927 206,135
Electrical Equipment 0.6%
ABB Ltd. (Registered) 66,594 4,357,579
Food Products 0.2%
Barry Callebaut AG
(Registered)(a) 149 182,470
Chocoladefabriken Lindt &
Spruengli AG 39 574,330
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 731,507
1,488,307
Health Care Equipment & Supplies 0.1%
Sonova Holding AG
(Registered) 2,117 575,799
Straumann Holding AG
(Registered)(a) 4,641 561,568
1,137,367
Insurance 0.8%
Baloise Holding AG
(Registered) 1,655 395,210
Helvetia Holding AG
(Registered) 1,503 360,757
Swiss Life Holding AG
(Registered)(a) 1,193 1,233,253
Zurich Insurance Group AG 6,102 4,151,357
6,140,577
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 3,011 2,104,300
Common Stocks
Shares Value ($)
SWITZERLAND
Machinery 0.2%
Schindler Holding AG(a) 1,694 613,110
Schindler Holding AG
(Registered) 951 334,028
VAT Group AG Reg. S(b) 1,184 414,890
1,362,028
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered)(a) 1,963 398,455
Pharmaceuticals 0.2%
Galderma Group AG 5,487 852,051
Sandoz Group AG 17,394 991,916
1,843,967
Professional Services 0.1%
SGS SA (Registered) 6,713 680,723
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 3,317 458,653
Software 0.0%
†
Temenos AG (Registered) 2,491 223,295
Specialty Retail 0.0%
†
Avolta AG 3,845 200,098
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 6,196 575,246
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 22,410 3,646,837
Swatch Group AG (The)(a) 1,281 226,773
3,873,610
38,351,828
UNITED KINGDOM 11.4%
Aerospace & Defense 1.1%
BAE Systems plc 125,577 2,988,988
Melrose Industries plc 51,528 347,219
Rolls-Royce Holdings plc 356,408 5,027,266
8,363,473
Banks 2.3%
Barclays plc 603,197 2,938,320
HSBC Holdings plc 740,381 8,997,899
Lloyds Banking Group plc 2,537,327 2,599,511
NatWest Group plc 336,748 2,337,527
Standard Chartered plc 84,154 1,507,251
18,380,508
Beverages 0.4%
Coca-Cola Europacific
Partners plc(a) 9,548 925,392
Diageo plc 92,764 2,265,228
3,190,620
Broadline Retail 0.1%
Next plc 5,000 811,552
Capital Markets 0.6%
3i Group plc 40,578 2,218,656
London Stock Exchange
Group plc 20,135 2,456,018
Schroders plc 33,652 173,262
4,847,936

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
UNITED KINGDOM
Chemicals 0.0%
†
Croda International plc 5,837 200,916
Commercial Services & Supplies 0.1%
Rentokil Initial plc 103,895 516,339
Consumer Staples Distribution & Retail 0.3%
J Sainsbury plc 70,398 281,876
Marks & Spencer Group plc 86,740 398,229
Tesco plc 280,487 1,574,459
2,254,564
Diversified Consumer Services 0.0%
†
Pearson plc 26,179 370,378
Diversified REITs 0.0%
†
Land Securities Group plc 30,986 235,715
Diversified Telecommunication Services 0.1%
BT Group plc 256,068 699,011
Electric Utilities 0.1%
SSE plc 46,118 1,123,729
Electronic Equipment, Instruments & Components 0.1%
Halma plc 15,851 678,820
Financial Services 0.1%
M&G plc 89,106 306,828
Wise plc, Class A* 28,293 378,330
685,158
Food Products 0.1%
Associated British Foods plc 14,082 408,107
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 35,927 550,160
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 70,760 2,486,949
Entain plc 26,668 358,191
InterContinental Hotels
Group plc 6,041 696,068
Whitbread plc 7,132 286,922
3,828,130
Household Durables 0.0%
†
Barratt Redrow plc 57,160 281,658
Household Products 0.3%
Reckitt Benckiser Group plc 28,425 2,123,861
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 114,886 752,553
DCC plc 3,846 241,124
Smiths Group plc 14,402 446,056
1,439,733
Industrial REITs 0.1%
Segro plc 52,826 450,364
Insurance 0.3%
Admiral Group plc 11,140 502,364
Aviva plc 127,292 1,087,101
Legal & General Group plc 249,255 842,957
Phoenix Group Holdings plc 29,590 258,747
2,691,169
Interactive Media & Services 0.1%
Auto Trader Group plc Reg.
S(b) 37,663 415,684
Machinery 0.0%
†
Spirax Group plc 2,887 241,226
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.1%
Informa plc 55,305 631,956
WPP plc 47,604 257,322
889,278
Multi-Utilities 0.4%
Centrica plc 206,334 447,620
National Grid plc 204,145 2,867,777
3,315,397
Passenger Airlines 0.0%
†
International Consolidated
Airlines Group SA 53,726 269,797
Personal Care Products 0.8%
Unilever plc 104,927 6,102,786
Pharmaceuticals 1.2%
AstraZeneca plc 64,960 9,474,567
Hikma Pharmaceuticals plc 7,547 195,273
9,669,840
Professional Services 0.6%
Intertek Group plc 6,441 418,770
RELX plc 77,741 4,029,505
4,448,275
Software 0.1%
Sage Group plc (The) 42,016 674,772
Specialty Retail 0.1%
JD Sports Fashion plc 115,121 129,724
Kingfisher plc 70,523 251,274
380,998
Tobacco 0.7%
British American Tobacco plc 82,580 4,420,526
Imperial Brands plc 32,610 1,271,252
5,691,778
Trading Companies & Distributors 0.2%
Ashtead Group plc 17,886 1,196,458
Bunzl plc 13,734 408,091
1,604,549
Water Utilities 0.1%
Severn Trent plc 11,465 401,870
United Utilities Group plc 28,601 426,813
828,683
Wireless Telecommunication Services 0.1%
Vodafone Group plc 824,092 892,783
89,557,747
UNITED STATES 9.8%
Automobiles 0.1%
Stellantis NV 85,042 751,696
Biotechnology 0.5%
CSL Ltd. 20,430 3,537,969
Construction & Engineering 0.1%
Ferrovial SE 21,289 1,090,199
Construction Materials 0.4%
Amrize Ltd.* 22,234 1,123,949
Holcim AG 22,234 1,762,847
James Hardie Industries plc
CHDI* 24,040 633,427
3,520,223
Electrical Equipment 0.8%
Schneider Electric SE 22,796 5,948,191

52 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services 0.0%
†
Tenaris SA 18,021 317,059
Entertainment 0.5%
Spotify Technology SA* 6,400 4,009,856
Food Products 1.2%
Nestle SA (Registered) 109,760 9,572,175
Health Care Equipment & Supplies 0.2%
Alcon AG(a) 20,831 1,827,167
Insurance 0.3%
Swiss Re AG 12,574 2,244,202
Life Sciences Tools & Services 0.1%
QIAGEN NV 9,226 461,717
Oil, Gas & Consumable Fuels 1.6%
BP plc 675,248 3,618,195
Shell plc 250,772 8,998,277
12,616,472
Pharmaceuticals 3.5%
GSK plc 171,594 3,160,347
Haleon plc 376,207 1,771,862
Novartis AG (Registered) 79,646 9,015,629
Roche Holding AG 30,732 9,667,729
Sanofi SA 46,281 4,205,540
27,821,107
Professional Services 0.3%
Experian plc 38,276 2,017,301
Software 0.2%
CyberArk Software Ltd.* 1,989 818,414
Monday.com Ltd.* 1,702 446,417
1,264,831
77,000,165
Total Common Stocks
(cost $357,901,340) 770,907,104
Repurchase Agreements 3.0%
Principal
Amount ($)
CF Secured, LLC, 4.34%,
dated 7/31/2025, due
8/1/2025, repurchase
price $1,323,915,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$1,350,393.(c) 1,323,755 1,323,755
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 4.35%,
dated 7/31/2025, due
8/1/2025, repurchase
price $13,001,571,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$13,261,609.(c) 13,000,000 13,000,000
Santander US Capital
Markets, 4.36%,
dated 7/31/2025, due
8/1/2025, repurchase
price $8,000,969,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$8,160,988.(c) 8,000,000 8,000,000
Societe Generale, 4.35%,
dated 7/31/2025, due
8/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 4.50%, maturing
2/15/2038 - 2/15/2052;
total market value
$1,020,000.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $23,323,755) 23,323,755
Total Investments
(cost $381,225,095) — 101.1% 794,230,859
Liabilities in excess of other assets
— (1.1)% (8,891,424)
NET ASSETS — 100.0%
$ 785,339,435

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 53
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $27,162,808, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $23,323,755 and by $6,352,136 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
8/7/2025 - 11/15/2054, a total value of $29,675,891.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2025 was
$9,566,954 which represents 1.22% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $23,323,755.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 52 9/2025 EUR 3,168,884 (2,574)
FTSE 100 Index 14 9/2025 GBP 1,686,946 29,408
Nikkei 225 Index 10 9/2025 JPY 1,365,219 46,862
SPI 200 Index 7 9/2025 AUD 978,772 11,716
Net contracts 85,412
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

54 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such
security.
To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 55
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 27,438,533 $ – $ 27,438,533
Air Freight & Logistics – 4,030,731 – 4,030,731
Automobile Components – 4,445,967 – 4,445,967
Automobiles – 18,694,764 – 18,694,764
Banks – 106,860,360 – 106,860,360
Beverages 925,392 9,373,358 – 10,298,750
Biotechnology – 6,232,354 – 6,232,354
Broadline Retail – 7,383,703 – 7,383,703
Building Products – 7,188,979 – 7,188,979
Capital Markets 383,739 25,747,416 – 26,131,155
Chemicals – 18,826,896 – 18,826,896
Commercial Services & Supplies – 2,857,544 – 2,857,544
Communications Equipment – 1,756,650 – 1,756,650
Construction & Engineering – 6,761,705 – 6,761,705
Construction Materials 1,123,950 3,685,145 – 4,809,095
Consumer Staples Distribution & Retail – 9,077,196 – 9,077,196
Containers & Packaging – 217,361 – 217,361
Distributors – 163,321 – 163,321
Diversified Consumer Services – 370,378 – 370,378
Diversified REITs – 1,120,641 – 1,120,641
Diversified Telecommunication Services – 14,511,555 – 14,511,555
Electric Utilities – 14,521,933 – 14,521,933
Electrical Equipment – 20,339,544 – 20,339,544
Electronic Equipment, Instruments &
Components – 7,987,517 – 7,987,517
Energy Equipment & Services – 317,059 – 317,059
Entertainment 6,549,152 7,173,360 – 13,722,512
Financial Services – 8,567,980 – 8,567,980
Food Products – 17,789,608 – 17,789,608
Gas Utilities – 2,069,142 – 2,069,142
Ground Transportation 473,318 2,819,690 – 3,293,008
Health Care Equipment & Supplies – 14,609,230 – 14,609,230
Health Care Providers & Services – 1,994,508 – 1,994,508
Health Care Technology – 727,872 – 727,872
Hotels, Restaurants & Leisure – 10,295,774 – 10,295,774
Household Durables – 7,966,588 – 7,966,588
Household Products – 3,911,196 – 3,911,196
Independent Power and Renewable
Electricity Producers – 1,755,330 – 1,755,330
Industrial Conglomerates – 17,409,558 – 17,409,558
Industrial REITs – 2,661,747 – 2,661,747
Insurance – 47,568,685 – 47,568,685
Interactive Media & Services – 1,967,843 – 1,967,843
IT Services 292,056 6,220,144 – 6,512,200
Leisure Products – 1,144,059 – 1,144,059
Life Sciences Tools & Services – 3,424,134 – 3,424,134
Machinery – 23,741,297 – 23,741,297
Marine Transportation – 2,518,205 – 2,518,205
Media – 1,948,552 – 1,948,552
Metals & Mining – 17,766,178 – 17,766,178
Multi-Utilities – 7,871,163 – 7,871,163
Office REITs – 455,582 – 455,582
Oil, Gas & Consumable Fuels – 25,485,646 – 25,485,646
Paper & Forest Products – 1,518,369 – 1,518,369
Passenger Airlines – 2,319,299 – 2,319,299
Personal Care Products – 12,209,467 – 12,209,467
Pharmaceuticals 746,235 57,335,947 – 58,082,182
Professional Services – 13,636,851 – 13,636,851
Real Estate Management & Development – 8,073,560 – 8,073,560

56 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide International Index Fund
E
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ – $ 2,235,162 $ – $ 2,235,162
Semiconductors & Semiconductor
Equipment – 23,916,226 – 23,916,226
Software 1,926,959 17,030,753 – 18,957,712
Specialty Retail – 6,547,914 – 6,547,914
Technology Hardware, Storage &
Peripherals – 2,859,688 – 2,859,688
Textiles, Apparel & Luxury Goods – 17,175,988 – 17,175,988
Tobacco – 7,135,601 – 7,135,601
Trading Companies & Distributors 818,103 14,168,093 – 14,986,196
Transportation Infrastructure – 2,711,799 – 2,711,799
Water Utilities – 828,683 – 828,683
Wireless Telecommunication Services – 8,191,119 – 8,191,119
Total Common Stocks $ 13,238,904 $ 757,668,200 $ – $ 770,907,104
Futures Contracts 87,986 – – 87,986
Repurchase Agreements – 23,323,755 – 23,323,755
Total Assets $ 13,326,890 $ 780,991,955 $ – $ 794,318,845
Liabilities:
Futures Contracts $ (2,574) $ – $ – $ (2,574)
Total Liabilities $ (2,574) $ – $ – $ (2,574)
Total $ 13,324,316 $ 780,991,955 $ – $ 794,316,271

Nationwide International Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 57
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 87,986
Total $ 87,986
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,574)
Total $ (2,574)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

58 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 2 .4%
AeroVironment, Inc.* 5,675 1,518,857
ATI, Inc.* 24,985 1,922,346
BWX Technologies, Inc. 16,182 2,458,531
Curtiss-Wright Corp. 6,685 3,277,121
Hexcel Corp. 13,983 837,721
Woodward, Inc. 10,559 2,714,508
12,729,084
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 20,142 1,001,259
Automobile Components 0 .8%
Autoliv, Inc. 12,656 1,411,777
Gentex Corp. 40,187 1,061,740
Goodyear Tire & Rubber Co.
(The)* 50,850 522,738
Lear Corp. 9,306 877,463
Visteon Corp.* 4,867 540,967
4,414,685
Automobiles 0 .3%
Harley-Davidson, Inc. 19,517 474,849
Thor Industries, Inc. 9,452 860,037
1,334,886
Banks 6 .5%
Associated Banc-Corp. 29,069 719,167
Bank OZK 18,970 935,221
Cadence Bank 32,305 1,125,829
Columbia Banking System,
Inc. 37,805 899,759
Comerica, Inc. 23,007 1,554,583
Commerce Bancshares, Inc.
(a) 21,558 1,319,350
Cullen/Frost Bankers, Inc.(a) 11,318 1,442,026
East West Bancorp, Inc.(a) 24,602 2,466,350
First Financial Bankshares,
Inc. 23,090 799,376
First Horizon Corp. 90,541 1,974,699
Flagstar Financial, Inc. 54,055 610,281
FNB Corp.(a) 64,225 983,927
Glacier Bancorp, Inc. 20,866 914,557
Hancock Whitney Corp. 15,286 912,880
Home BancShares, Inc. 32,794 923,479
International Bancshares Corp. 9,539 650,369
Old National Bancorp 58,501 1,234,956
Pinnacle Financial Partners,
Inc. 13,764 1,209,718
Prosperity Bancshares, Inc. 16,769 1,117,151
SouthState Corp. 17,310 1,630,083
Synovus Financial Corp. 24,343 1,149,963
Texas Capital Bancshares,
Inc.* 8,066 677,302
UMB Financial Corp. 12,546 1,379,934
United Bankshares, Inc. 25,417 902,812
Valley National Bancorp 85,018 788,117
Webster Financial Corp. 29,461 1,698,427
Western Alliance Bancorp(a) 19,160 1,486,050
Wintrust Financial Corp. 11,953 1,529,745
Zions Bancorp NA 25,564 1,370,742
34,406,853
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 1,456 301,509
Common Stocks
Shares Value ($)
Beverages
Celsius Holdings, Inc.* 27,807 1,260,769
Coca-Cola Consolidated, Inc. 10,517 1,175,275
2,737,553
Biotechnology 2 .2%
BioMarin Pharmaceutical, Inc.* 33,861 1,958,859
Cytokinetics, Inc.* 21,283 801,092
Exelixis, Inc.* 48,317 1,750,042
Halozyme Therapeutics, Inc.* 21,898 1,313,223
Neurocrine Biosciences, Inc.* 17,540 2,249,154
Roivant Sciences Ltd.* 75,147 853,670
Sarepta Therapeutics, Inc.*(a) 17,019 279,452
United Therapeutics Corp.* 7,996 2,196,501
11,401,993
Broadline Retail 0 .4%
Macy's, Inc. 49,486 625,008
Ollie's Bargain Outlet
Holdings, Inc.* 10,880 1,486,535
2,111,543
Building Products 2 .3%
AAON, Inc. 12,091 1,009,598
Advanced Drainage Systems,
Inc. 12,388 1,421,523
Carlisle Cos., Inc. 7,636 2,708,566
Fortune Brands Innovations,
Inc. 21,402 1,167,265
Owens Corning 14,972 2,087,546
Simpson Manufacturing Co.,
Inc.(a) 7,484 1,342,854
Trex Co., Inc.* 19,086 1,226,085
UFP Industries, Inc. 10,787 1,057,126
12,020,563
Capital Markets 4 .1%
Affiliated Managers Group, Inc. 5,075 1,065,090
Carlyle Group, Inc. (The) 37,616 2,281,787
Evercore, Inc., Class A(a) 6,396 1,926,091
Federated Hermes, Inc., Class
B(a) 13,423 665,378
Hamilton Lane, Inc., Class A 7,705 1,173,472
Houlihan Lokey, Inc., Class A 9,495 1,810,317
Interactive Brokers Group,
Inc., Class A 77,286 5,066,870
Janus Henderson Group plc 22,666 981,438
Jefferies Financial Group, Inc. 29,014 1,672,947
Morningstar, Inc. 4,751 1,313,461
SEI Investments Co. 16,707 1,472,221
Stifel Financial Corp. 18,085 2,063,860
21,492,932
Chemicals 1 .5%
Ashland, Inc. 8,263 426,040
Avient Corp.(a) 15,907 502,184
Axalta Coating Systems Ltd.* 38,888 1,101,308
Cabot Corp. 9,580 691,484
NewMarket Corp. 1,345 924,015
Olin Corp. 20,474 387,778
RPM International, Inc. 22,617 2,655,462
Scotts Miracle-Gro Co. (The) 7,478 468,572
Westlake Corp. 5,908 468,504
7,625,347

Nationwide Mid Cap Market Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1 .8%
Brink's Co. (The) 7,595 663,347
Clean Harbors, Inc.* 8,879 2,093,757
MSA Safety, Inc. 7,027 1,249,893
RB Global, Inc. 32,762 3,546,814
Tetra Tech, Inc. 47,035 1,728,066
9,281,877
Communications Equipment 0 .7%
Ciena Corp.*(a) 25,149 2,334,833
Lumentum Holdings, Inc.*(a) 12,342 1,358,608
3,693,441
Construction & Engineering 3 .7%
AECOM 23,404 2,638,567
API Group Corp.* 64,750 2,335,532
Comfort Systems USA, Inc. 6,246 4,392,812
EMCOR Group, Inc. 7,943 4,984,153
Fluor Corp.* 29,128 1,653,597
MasTec, Inc.*(a) 10,834 2,049,901
Valmont Industries, Inc. 3,574 1,300,757
19,355,319
Construction Materials 0 .4%
Eagle Materials, Inc.(a) 5,925 1,328,918
Knife River Corp.* 10,080 831,399
2,160,317
Consumer Finance 0 .8%
Ally Financial, Inc. 49,255 1,864,302
FirstCash Holdings, Inc. 6,890 918,368
SLM Corp.(a) 37,538 1,193,708
3,976,378
Consumer Staples Distribution & Retail 3 .3%
Albertsons Cos., Inc., Class A 71,802 1,380,035
BJ's Wholesale Club Holdings,
Inc.*(a) 23,299 2,467,364
Casey's General Stores, Inc. 6,595 3,430,257
Maplebear, Inc.*(a) 29,272 1,404,178
Performance Food Group Co.* 27,628 2,773,851
Sprouts Farmers Market, Inc.* 17,360 2,630,734
US Foods Holding Corp.* 40,936 3,411,197
17,497,616
Containers & Packaging 1 .3%
AptarGroup, Inc. 11,663 1,832,724
Crown Holdings, Inc. 20,342 2,021,181
Graphic Packaging Holding
Co.(a) 54,202 1,211,957
Greif, Inc., Class A 4,777 303,005
Silgan Holdings, Inc. 14,365 668,403
Sonoco Products Co. 17,613 793,818
6,831,088
Diversified Consumer Services 1 .3%
Duolingo, Inc., Class A* 6,954 2,409,909
Graham Holdings Co., Class B 606 578,233
Grand Canyon Education,
Inc.* 4,990 841,464
H&R Block, Inc. 23,557 1,280,087
Service Corp. International 25,121 1,916,983
7,026,676
Diversified REITs 0 .5%
WP Carey, Inc. 38,604 2,476,833
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.* 39,289 1,443,478
Iridium Communications, Inc. 19,075 466,574
1,910,052
Electric Utilities 1 .0%
ALLETE, Inc. 9,921 654,092
IDACORP, Inc.(a) 9,547 1,196,525
OGE Energy Corp.(a) 35,937 1,632,259
Portland General Electric Co. 19,500 801,840
TXNM Energy, Inc. 16,305 925,961
5,210,677
Electrical Equipment 1 .7%
Acuity, Inc. 5,457 1,699,037
EnerSys 6,999 646,498
NEXTracker, Inc., Class A* 25,626 1,492,971
nVent Electric plc 29,020 2,275,748
Regal Rexnord Corp. 11,697 1,788,237
Sensata Technologies Holding
plc 25,533 785,395
8,687,886
Electronic Equipment, Instruments & Components 3 .4%
Arrow Electronics, Inc.*(a) 9,126 1,058,616
Avnet, Inc.(a) 14,920 789,865
Belden, Inc. 7,042 870,743
Cognex Corp. 29,957 1,221,347
Coherent Corp.* 27,403 2,948,563
Crane NXT Co.(a) 8,857 525,574
Fabrinet* 6,339 2,052,124
Flex Ltd.* 67,863 3,384,328
IPG Photonics Corp.* 4,839 362,393
Littelfuse, Inc. 4,390 1,129,679
Novanta, Inc.* 6,374 784,129
TD SYNNEX Corp. 13,174 1,902,194
Vontier Corp. 26,400 1,094,808
18,124,363
Energy Equipment & Services 0 .4%
NOV, Inc. 67,069 843,728
Valaris Ltd.* 11,699 568,922
Weatherford International plc 12,896 729,269
2,141,919
Entertainment 0 .1%
Warner Music Group Corp.,
Class A 26,222 767,256
Financial Services 1 .8%
Equitable Holdings, Inc. 53,130 2,728,226
Essent Group Ltd. 17,879 1,001,045
Euronet Worldwide, Inc.* 7,256 705,138
MGIC Investment Corp. 42,383 1,097,720
Shift4 Payments, Inc., Class
A*(a) 11,994 1,235,382
Voya Financial, Inc. 16,886 1,182,020
Western Union Co. (The)(a) 58,846 473,710
WEX, Inc.*(a) 6,113 1,037,254
9,460,495
Food Products 0 .9%
Darling Ingredients, Inc.* 28,177 912,371
Flowers Foods, Inc. 35,050 555,543
Ingredion, Inc. 11,291 1,485,218
Marzetti Co. (The) 3,441 611,672

60 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Food Products
Pilgrim's Pride Corp. 7,274 344,715
Post Holdings, Inc.* 7,961 842,353
4,751,872
Gas Utilities 1 .1%
National Fuel Gas Co. 16,054 1,393,327
New Jersey Resources Corp. 18,117 831,751
ONE Gas, Inc. 10,746 781,234
Southwest Gas Holdings, Inc. 10,749 839,927
Spire, Inc. 10,535 784,541
UGI Corp. 38,310 1,386,056
6,016,836
Ground Transportation 1 .5%
Avis Budget Group, Inc.* 3,019 513,954
Knight-Swift Transportation
Holdings, Inc., Class A 28,384 1,206,320
Landstar System, Inc. 6,238 831,962
Ryder System, Inc.(a) 7,401 1,315,232
Saia, Inc.* 4,754 1,436,849
XPO, Inc.* 20,854 2,508,528
7,812,845
Health Care Equipment & Supplies 1 .3%
Dentsply Sirona, Inc. 36,289 519,296
Envista Holdings Corp.* 30,362 573,538
Globus Medical, Inc., Class A* 19,871 1,045,811
Haemonetics Corp.* 8,822 653,181
Lantheus Holdings, Inc.* 12,350 879,196
LivaNova plc* 9,666 407,809
Masimo Corp.* 7,972 1,226,014
Penumbra, Inc.* 6,905 1,741,924
7,046,769
Health Care Providers & Services 2 .4%
Acadia Healthcare Co., Inc.* 16,698 363,516
Amedisys, Inc.* 5,772 569,119
Chemed Corp. 2,607 1,074,866
Encompass Health Corp. 17,755 1,955,003
Ensign Group, Inc. (The) 10,229 1,534,350
HealthEquity, Inc.* 15,428 1,496,516
Hims & Hers Health, Inc.*(a) 34,969 2,314,248
Option Care Health, Inc.* 29,052 852,676
Tenet Healthcare Corp.*(a) 16,414 2,647,250
12,807,544
Health Care REITs 0 .7%
Healthcare Realty Trust, Inc.,
Class A 62,729 963,517
Omega Healthcare Investors,
Inc. 51,315 1,996,154
Sabra Health Care REIT, Inc. 42,448 765,337
3,725,008
Health Care Technology 0 .3%
Doximity, Inc., Class A* 23,567 1,384,561
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 35,681 380,360
Hotels, Restaurants & Leisure 3 .5%
Aramark 46,386 1,974,188
Boyd Gaming Corp. 10,683 906,987
Cava Group, Inc.*(a) 14,484 1,274,737
Choice Hotels International,
Inc.(a) 3,946 503,944
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Churchill Downs, Inc. 12,893 1,380,067
Hilton Grand Vacations,
Inc.*(a) 10,308 462,005
Hyatt Hotels Corp., Class A 7,251 1,022,173
Light & Wonder, Inc.* 15,036 1,448,268
Marriott Vacations Worldwide
Corp. 5,534 412,117
Planet Fitness, Inc., Class A* 14,938 1,631,080
Texas Roadhouse, Inc., Class
A 11,756 2,176,388
Travel + Leisure Co. 11,949 707,978
Vail Resorts, Inc. 6,531 981,348
Wendy's Co. (The) 28,792 283,601
Wingstop, Inc.(a) 4,974 1,876,889
Wyndham Hotels & Resorts,
Inc. 13,684 1,176,824
18,218,594
Household Durables 1 .7%
KB Home 12,358 682,903
Somnigroup International, Inc. 36,388 2,633,763
Taylor Morrison Home Corp.,
Class A* 17,916 1,062,061
Toll Brothers, Inc. 17,750 2,100,890
TopBuild Corp.* 5,018 1,858,818
Whirlpool Corp.(a) 9,930 824,587
9,163,022
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc.(a) 10,161 908,495
Industrial REITs 1 .0%
EastGroup Properties, Inc. 9,342 1,524,988
First Industrial Realty Trust,
Inc. 23,229 1,131,717
Rexford Industrial Realty, Inc. 41,263 1,507,337
STAG Industrial, Inc. 33,311 1,143,567
5,307,609
Insurance 4 .2%
American Financial Group, Inc. 12,726 1,589,477
Brighthouse Financial, Inc.* 10,478 501,372
CNO Financial Group, Inc. 17,600 648,384
Fidelity National Financial, Inc. 46,230 2,608,759
First American Financial Corp.
(a) 18,354 1,102,158
Hanover Insurance Group, Inc.
(The) 6,395 1,097,574
Kemper Corp. 10,721 660,306
Kinsale Capital Group, Inc. 3,953 1,742,048
Old Republic International
Corp. 40,589 1,468,104
Primerica, Inc. 5,865 1,557,920
Reinsurance Group of
America, Inc. 11,674 2,246,661
RenaissanceRe Holdings Ltd.
(a) 8,609 2,098,358
RLI Corp. 14,727 971,835
Ryan Specialty Holdings, Inc.,
Class A(a) 19,006 1,162,977
Selective Insurance Group,
Inc. 10,858 846,598

Nationwide Mid Cap Market Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Insurance
Unum Group(a) 28,311 2,033,013
22,335,544
Interactive Media & Services 0 .1%
ZoomInfo Technologies, Inc.,
Class A* 46,381 502,306
IT Services 0 .9%
ASGN, Inc.* 7,646 383,370
Kyndryl Holdings, Inc.* 41,536 1,568,815
Okta, Inc., Class A* 29,586 2,893,511
4,845,696
Leisure Products 0 .5%
Brunswick Corp. 11,642 678,612
Mattel, Inc.* 57,555 979,011
Polaris, Inc.(a) 9,432 499,047
YETI Holdings, Inc.* 14,907 547,683
2,704,353
Life Sciences Tools & Services 1 .8%
Avantor, Inc.* 121,297 1,630,232
Bio-Rad Laboratories, Inc.,
Class A* 3,302 798,919
Bruker Corp. 19,822 761,760
Illumina, Inc.* 27,995 2,875,366
Medpace Holdings, Inc.* 4,172 1,782,278
Repligen Corp.* 9,229 1,080,439
Sotera Health Co.* 27,313 313,826
9,242,820
Machinery 5 .5%
AGCO Corp. 10,870 1,282,334
Chart Industries, Inc.* 7,899 1,570,558
CNH Industrial NV 156,117 2,023,276
Crane Co. 8,662 1,695,760
Donaldson Co., Inc. 20,924 1,505,900
Esab Corp. 10,223 1,371,620
Flowserve Corp. 22,966 1,287,015
Graco, Inc. 29,549 2,481,525
ITT, Inc. 13,882 2,359,385
Lincoln Electric Holdings, Inc. 9,965 2,426,478
Middleby Corp. (The)* 9,502 1,379,690
Mueller Industries, Inc. 19,518 1,666,252
Oshkosh Corp. 11,376 1,439,405
RBC Bearings, Inc.* 5,595 2,167,167
Terex Corp. 11,676 593,841
Timken Co. (The)(a) 11,282 858,447
Toro Co. (The) 17,528 1,301,454
Watts Water Technologies,
Inc., Class A 4,874 1,278,548
28,688,655
Marine Transportation 0 .2%
Kirby Corp.* 9,861 939,852
Media 0 .6%
EchoStar Corp., Class A* 24,029 783,105
New York Times Co. (The),
Class A 28,542 1,481,045
Nexstar Media Group, Inc.,
Class A(a) 5,055 945,841
3,209,991
Metals & Mining 1 .9%
Alcoa Corp. 46,160 1,383,415
Common Stocks
Shares Value ($)
Metals & Mining
Carpenter Technology Corp. 8,826 2,201,116
Cleveland-Cliffs, Inc.* 86,530 910,296
Commercial Metals Co. 19,778 1,025,687
Reliance, Inc.(a) 9,334 2,708,074
Royal Gold, Inc. 11,643 1,762,983
9,991,571
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc. 107,916 2,193,932
Starwood Property Trust, Inc. 61,808 1,202,784
3,396,716
Multi-Utilities 0 .2%
Black Hills Corp. 12,489 721,614
Northwestern Energy Group,
Inc. 10,697 574,429
1,296,043
Office REITs 0 .6%
COPT Defense Properties 20,406 556,676
Cousins Properties, Inc. 30,127 816,442
Kilroy Realty Corp. 18,776 692,083
Vornado Realty Trust 29,710 1,141,458
3,206,659
Oil, Gas & Consumable Fuels 3 .1%
Antero Midstream Corp. 59,878 1,098,761
Antero Resources Corp.* 51,573 1,801,445
Chord Energy Corp. 10,309 1,137,392
Civitas Resources, Inc. 15,137 459,560
CNX Resources Corp.* 25,645 777,300
DT Midstream, Inc. 17,961 1,845,134
HF Sinclair Corp. 28,264 1,241,920
Matador Resources Co. 20,168 1,005,980
Murphy Oil Corp. 24,026 596,085
Ovintiv, Inc. 45,646 1,879,702
PBF Energy, Inc., Class A(a) 17,795 402,167
Permian Resources Corp.,
Class A 113,838 1,611,946
Range Resources Corp. 42,242 1,551,126
Viper Energy, Inc., Class A 23,485 884,445
16,292,963
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 10,918 987,096
Passenger Airlines 0 .5%
Alaska Air Group, Inc.* 21,600 1,143,936
American Airlines Group, Inc.* 117,707 1,352,453
2,496,389
Personal Care Products 0 .5%
BellRing Brands, Inc.* 22,431 1,224,284
Coty, Inc., Class A* 65,396 317,171
elf Beauty, Inc.* 10,040 1,216,747
2,758,202
Pharmaceuticals 0 .4%
Jazz Pharmaceuticals plc*(a) 10,907 1,250,270
Perrigo Co. plc 24,651 657,442
1,907,712
Professional Services 2 .2%
CACI International, Inc., Class
A*(a) 3,888 1,790,696
Concentrix Corp.(a) 8,240 428,233

62 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Professional Services
ExlService Holdings, Inc.* 28,638 1,243,748
Exponent, Inc. 9,060 624,778
FTI Consulting, Inc.* 5,908 982,796
Genpact Ltd.(a) 28,702 1,264,323
Insperity, Inc. 6,236 371,541
KBR, Inc. 22,821 1,066,653
ManpowerGroup, Inc. 8,387 345,964
Maximus, Inc. 9,862 728,407
Parsons Corp.* 8,448 626,842
Paylocity Holding Corp.* 7,680 1,419,878
Science Applications
International Corp.(a) 8,419 938,550
11,832,409
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.* 8,375 2,264,265
Residential REITs 0 .9%
American Homes 4 Rent,
Class A 56,225 1,950,445
Equity LifeStyle Properties,
Inc. 33,541 2,009,777
Independence Realty Trust,
Inc. 41,487 695,737
4,655,959
Retail REITs 1 .0%
Agree Realty Corp. 19,249 1,380,154
Brixmor Property Group, Inc. 54,768 1,431,088
Kite Realty Group Trust 38,949 856,099
NNN REIT, Inc. 33,455 1,380,353
5,047,694
Semiconductors & Semiconductor Equipment 2 .5%
Allegro MicroSystems, Inc.* 23,094 725,383
Amkor Technology, Inc. 20,727 467,601
Cirrus Logic, Inc.* 9,303 936,905
Entegris, Inc. 26,626 2,089,076
Lattice Semiconductor Corp.* 24,545 1,223,077
MACOM Technology Solutions
Holdings, Inc.* 10,623 1,456,838
MKS, Inc. 11,972 1,139,495
Onto Innovation, Inc.* 8,716 825,841
Power Integrations, Inc. 10,080 489,082
Rambus, Inc.* 19,173 1,417,460
Silicon Laboratories, Inc.* 5,842 769,800
Synaptics, Inc.* 6,797 426,172
Universal Display Corp. 7,853 1,133,973
13,100,703
Software 3 .5%
Appfolio, Inc., Class A* 4,073 1,089,039
BILL Holdings, Inc.* 16,894 723,908
Blackbaud, Inc.* 6,845 461,490
Commvault Systems, Inc.* 7,832 1,487,688
Docusign, Inc., Class A* 35,805 2,708,290
Dolby Laboratories, Inc., Class
A 10,863 818,418
Dropbox, Inc., Class A*(a) 34,700 942,799
Dynatrace, Inc.* 52,956 2,786,015
Guidewire Software, Inc.*(a) 14,861 3,361,855
Manhattan Associates, Inc.* 10,757 2,362,883
Pegasystems, Inc. 15,833 929,556
Common Stocks
Shares Value ($)
Software
Qualys, Inc.* 6,517 867,217
18,539,158
Specialized REITs 1 .5%
CubeSmart 39,934 1,553,832
EPR Properties 13,435 739,462
Gaming and Leisure
Properties, Inc. 48,567 2,213,684
Lamar Advertising Co., Class A 15,700 1,919,325
National Storage Affiliates
Trust 12,395 365,157
PotlatchDeltic Corp. 12,721 520,162
Rayonier, Inc. 24,937 581,281
7,892,903
Specialty Retail 3 .6%
Abercrombie & Fitch Co.,
Class A* 8,482 814,442
AutoNation, Inc.* 4,421 851,661
Bath & Body Works, Inc. 38,022 1,101,117
Burlington Stores, Inc.* 11,134 3,039,136
Chewy, Inc., Class A* 39,174 1,437,686
Dick's Sporting Goods, Inc. 9,962 2,107,062
Five Below, Inc.* 9,811 1,339,398
Floor & Decor Holdings, Inc.,
Class A* 18,937 1,451,332
GameStop Corp., Class A*(a) 72,658 1,631,172
Gap, Inc. (The) 39,732 773,185
Lithia Motors, Inc., Class A 4,643 1,337,184
Murphy USA, Inc.(a) 3,210 1,163,561
Penske Automotive Group,
Inc. 3,298 552,118
RH* 2,706 556,408
Valvoline, Inc.* 22,836 804,969
18,960,431
Technology Hardware, Storage & Peripherals 0 .6%
Pure Storage, Inc., Class A* 54,919 3,268,779
Textiles, Apparel & Luxury Goods 0 .9%
Capri Holdings Ltd.*(a) 20,813 378,589
Columbia Sportswear Co. 5,385 304,629
Crocs, Inc.* 9,973 994,607
PVH Corp. 8,396 616,434
Skechers USA, Inc., Class A* 22,842 1,444,757
Under Armour, Inc., Class A* 33,932 225,308
Under Armour, Inc., Class C* 22,863 144,037
VF Corp. 59,473 697,024
4,805,385
Trading Companies & Distributors 1 .9%
Applied Industrial
Technologies, Inc. 6,728 1,826,652
Core & Main, Inc., Class A* 33,507 2,132,385
GATX Corp. 6,365 971,872
MSC Industrial Direct Co., Inc.,
Class A 7,915 685,597
Watsco, Inc. 6,186 2,789,144
WESCO International, Inc. 7,798 1,613,874
10,019,524
Water Utilities 0 .3%
Essential Utilities, Inc. 46,037 1,694,162
Total Common Stocks
(cost $341,445,323) 524,286,346

Nationwide Mid Cap Market Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 63
Repurchase Agreements 6 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $5,652,305,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$5,765,352.(b) 5,651,624 5,651,624
Santander US Capital
Markets,
4.35%, dated 7/31/2025,
due 8/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$2,040,248.(b) 2,000,000 2,000,000
Santander US Capital
Markets,
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $25,003,028,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$25,503,088.(b) 25,000,000 25,000,000
Total Repurchase Agreements
(cost $32,651,624) 32,651,624
Total Investments
(cost $374,096,947) — 105.8% 556,937,970
Liabilities in excess of other assets — (5.8)% (30,764,623)
NET ASSETS — 100.0%
$ 526,173,347
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $45,421,738, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $32,651,624 and by $14,411,524 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/7/2025 - 2/15/2055, a total value of $47,063,148.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $32,651,624.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 12 9/2025 USD 3,798,120 (55,321)
Net contracts (55,321)
Currency:
USD United States Dollar

64 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Mid Cap Market Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 65
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 524,286,346 $ – $ – $ 524,286,346
Repurchase Agreements – 32,651,624 – 32,651,624
Total Assets $ 524,286,346 $ 32,651,624 $ – $ 556,937,970
Liabilities:
Futures Contracts $ (55,321) $ – $ – $ (55,321)
Total Liabilities $ (55,321) $ – $ – $ (55,321)
Total $ 524,231,025 $ 32,651,624 $ – $ 556,882,649
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (55,321)
Total $ (55,321)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

66 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 100.1%
Shares Value ($)
Aerospace & Defense 2.2%
Axon Enterprise, Inc.* 2,250 1,699,853
Boeing Co. (The)* 23,311 5,171,312
GE Aerospace 32,969 8,937,237
General Dynamics Corp. 7,796 2,429,312
Howmet Aerospace, Inc. 12,385 2,226,451
Huntington Ingalls Industries,
Inc. 1,131 315,391
L3Harris Technologies, Inc. 5,802 1,594,506
Lockheed Martin Corp. 6,504 2,738,054
Northrop Grumman Corp. 4,136 2,384,859
RTX Corp. 41,297 6,507,168
Textron, Inc. 5,720 444,844
TransDigm Group, Inc. 1,751 2,816,413
37,265,400
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 3,677 424,032
Expeditors International of
Washington, Inc. 4,443 516,454
FedEx Corp. 6,746 1,507,663
United Parcel Service, Inc.,
Class B 22,754 1,960,485
4,408,634
Automobile Components 0.0%
†
Aptiv plc* 6,588 452,200
Automobiles 1.8%
Ford Motor Co. 120,378 1,332,584
General Motors Co. 29,943 1,597,160
Tesla, Inc.* 86,634 26,706,663
29,636,407
Banks 3.6%
Bank of America Corp. 202,585 9,576,193
Citigroup, Inc. 58,044 5,438,723
Citizens Financial Group, Inc. 13,615 649,708
Fifth Third Bancorp 20,305 844,079
Huntington Bancshares, Inc. 44,480 730,806
JPMorgan Chase & Co. 85,919 25,452,644
KeyCorp 29,076 521,042
M&T Bank Corp. 4,991 941,802
PNC Financial Services
Group, Inc. (The) 12,267 2,334,042
Regions Financial Corp. 27,205 689,103
Truist Financial Corp. 40,696 1,778,822
US Bancorp 48,276 2,170,489
Wells Fargo & Co. 100,607 8,111,942
59,239,395
Beverages 1.1%
Brown-Forman Corp., Class
B(a) 6,148 177,370
Coca-Cola Co. (The) 119,757 8,130,303
Constellation Brands, Inc.,
Class A 4,805 802,627
Keurig Dr Pepper, Inc. 41,214 1,345,637
Molson Coors Beverage Co.,
Class B 5,419 264,014
Monster Beverage Corp.* 22,110 1,298,962
PepsiCo, Inc. 42,389 5,846,291
17,865,204
Biotechnology 1.6%
AbbVie, Inc. 54,610 10,322,382
Common Stocks
Shares Value ($)
Biotechnology
Amgen, Inc. 16,621 4,904,857
Biogen, Inc.* 4,614 590,592
Gilead Sciences, Inc. 38,293 4,299,921
Incyte Corp.* 4,659 348,913
Moderna, Inc.*(a) 11,099 328,086
Regeneron Pharmaceuticals,
Inc. 3,172 1,730,199
Vertex Pharmaceuticals, Inc.* 7,980 3,645,823
26,170,773
Broadline Retail 4.2%
Amazon.com, Inc.* 292,113 68,386,574
eBay, Inc. 14,074 1,291,290
69,677,864
Building Products 0.5%
A O Smith Corp. 3,430 242,810
Allegion plc 2,654 440,352
Builders FirstSource, Inc.* 3,528 448,515
Carrier Global Corp. 24,784 1,700,678
Johnson Controls International
plc 20,228 2,123,940
Lennox International, Inc. 1,026 624,834
Masco Corp. 6,325 430,922
Trane Technologies plc 6,895 3,020,561
9,032,612
Capital Markets 3.5%
Ameriprise Financial, Inc. 2,927 1,516,742
Bank of New York Mellon
Corp. (The) 21,847 2,216,378
Blackrock, Inc. 4,525 5,004,695
Blackstone, Inc. 22,642 3,916,160
Cboe Global Markets, Inc. 3,260 785,790
Charles Schwab Corp. (The) 52,988 5,178,517
CME Group, Inc. 11,187 3,113,118
Coinbase Global, Inc., Class
A* 6,493 2,452,796
FactSet Research Systems,
Inc. 1,162 468,170
Franklin Resources, Inc. 10,279 246,696
Goldman Sachs Group, Inc.
(The) 9,486 6,863,975
Intercontinental Exchange, Inc. 17,624 3,257,444
Invesco Ltd. 12,397 260,461
KKR & Co., Inc. 21,072 3,088,734
MarketAxess Holdings, Inc. 1,217 250,094
Moody's Corp. 4,738 2,443,529
Morgan Stanley 38,192 5,440,832
MSCI, Inc., Class A 2,387 1,339,966
Nasdaq, Inc. 12,951 1,246,145
Northern Trust Corp. 5,893 766,090
Raymond James Financial,
Inc.(a) 5,750 960,998
S&P Global, Inc. 9,748 5,372,123
State Street Corp. 8,691 971,219
T. Rowe Price Group, Inc. 6,598 669,367
57,830,039
Chemicals 1.2%
Air Products & Chemicals, Inc. 6,878 1,980,039
Albemarle Corp.(a) 3,914 265,565
CF Industries Holdings, Inc. 4,934 458,023
Corteva, Inc. 20,989 1,513,937

Nationwide S&P 500 Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Chemicals
Dow, Inc. 21,977 511,844
DuPont de Nemours, Inc. 12,652 909,679
Eastman Chemical Co. 3,768 273,594
Ecolab, Inc. 7,826 2,048,534
International Flavors &
Fragrances, Inc. 7,675 545,155
Linde plc 14,552 6,697,704
LyondellBasell Industries NV,
Class A 7,916 458,574
Mosaic Co. (The) 9,146 329,347
PPG Industries, Inc. 7,209 760,550
Sherwin-Williams Co. (The) 7,089 2,345,608
19,098,153
Commercial Services & Supplies 0.5%
Cintas Corp. 10,556 2,349,238
Copart, Inc.* 27,247 1,235,107
Republic Services, Inc., Class
A 6,230 1,436,949
Rollins, Inc. 9,004 515,659
Veralto Corp. 7,678 804,885
Waste Management, Inc. 11,225 2,572,321
8,914,159
Communications Equipment 0.9%
Arista Networks, Inc.* 31,824 3,921,353
Cisco Systems, Inc. 122,991 8,373,227
F5, Inc.* 1,825 571,992
Motorola Solutions, Inc. 5,134 2,253,723
15,120,295
Construction & Engineering 0.1%
Quanta Services, Inc. 4,536 1,842,206
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,883 1,082,499
Vulcan Materials Co. 4,087 1,122,576
2,205,075
Consumer Finance 0.6%
American Express Co. 17,179 5,141,846
Capital One Financial Corp. 19,677 4,230,555
Synchrony Financial 11,540 803,992
10,176,393
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp. 13,717 12,889,042
Dollar General Corp. 6,785 711,746
Dollar Tree, Inc.* 5,916 671,762
Kroger Co. (The) 19,078 1,337,368
Sysco Corp. 14,755 1,174,498
Target Corp. 14,147 1,421,773
Walgreens Boots Alliance, Inc. 24,244 282,200
Walmart, Inc. 133,573 13,087,483
31,575,872
Containers & Packaging 0.2%
Amcor plc 69,705 651,742
Avery Dennison Corp. 2,348 393,924
Ball Corp. 8,535 488,714
International Paper Co. 16,564 774,201
Packaging Corp. of America 2,833 548,894
Smurfit WestRock plc 15,049 667,875
3,525,350
Common Stocks
Shares Value ($)
Distributors 0.1%
Genuine Parts Co. 4,242 546,709
LKQ Corp. 8,428 248,373
Pool Corp.(a) 1,087 334,948
1,130,030
Diversified Telecommunication Services 0.7%
AT&T, Inc. 222,461 6,097,656
Verizon Communications, Inc. 130,178 5,566,411
11,664,067
Electric Utilities 1.6%
Alliant Energy Corp. 7,569 492,061
American Electric Power Co.,
Inc. 16,586 1,876,540
Constellation Energy Corp. 9,629 3,349,351
Duke Energy Corp. 24,004 2,919,846
Edison International 12,273 639,669
Entergy Corp.(a) 13,662 1,235,455
Evergy, Inc. 6,791 480,803
Eversource Energy 11,060 731,066
Exelon Corp. 31,019 1,393,994
FirstEnergy Corp. 15,961 681,694
NextEra Energy, Inc. 63,593 4,518,919
NRG Energy, Inc. 6,196 1,035,971
PG&E Corp. 68,335 958,057
Pinnacle West Capital Corp. 3,789 343,359
PPL Corp. 22,733 811,341
Southern Co. (The) 34,174 3,228,759
Xcel Energy, Inc.(a) 17,756 1,304,001
26,000,886
Electrical Equipment 1.0%
AMETEK, Inc. 7,260 1,342,011
Eaton Corp. plc 12,051 4,636,261
Emerson Electric Co. 17,328 2,521,397
GE Vernova, Inc. 8,402 5,547,756
Generac Holdings, Inc.* 1,675 326,106
Hubbell, Inc., Class B 1,704 745,466
Rockwell Automation, Inc. 3,548 1,247,867
16,366,864
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 37,618 4,006,693
CDW Corp. 3,919 683,395
Corning, Inc. 23,863 1,509,096
Jabil, Inc. 3,277 731,328
Keysight Technologies, Inc.* 5,289 866,920
TE Connectivity plc 9,145 1,881,584
Teledyne Technologies, Inc.* 1,462 805,591
Trimble, Inc.* 7,121 597,381
Zebra Technologies Corp.,
Class A* 1,630 552,603
11,634,591
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 30,315 1,365,691
Halliburton Co. 26,984 604,441
Schlumberger NV 46,740 1,579,812
3,549,944
Entertainment 1.6%
Electronic Arts, Inc. 7,073 1,078,562
Live Nation Entertainment,
Inc.*(a) 4,805 709,698
Netflix, Inc.* 13,157 15,254,226

68 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Take-Two Interactive Software,
Inc.* 5,240 1,167,105
TKO Group Holdings, Inc.,
Class A 2,099 352,653
Walt Disney Co. (The) 55,578 6,619,896
Warner Bros Discovery,
Inc.*(a) 70,984 934,859
26,116,999
Financial Services 4.2%
Apollo Global Management,
Inc. 13,870 2,015,589
Berkshire Hathaway, Inc.,
Class B* 56,692 26,751,821
Block, Inc., Class A* 17,163 1,326,013
Corpay, Inc.* 2,145 692,942
Fidelity National Information
Services, Inc. 16,269 1,291,921
Fiserv, Inc.* 17,267 2,399,077
Global Payments, Inc. 7,805 624,010
Jack Henry & Associates, Inc. 2,225 377,838
Mastercard, Inc., Class A 25,077 14,205,368
PayPal Holdings, Inc.* 30,289 2,082,672
Visa, Inc., Class A(a) 52,897 18,274,327
70,041,578
Food Products 0.6%
Archer-Daniels-Midland Co. 14,866 805,440
Bunge Global SA 4,197 334,753
Campbell's Co. (The) 5,805 185,295
Conagra Brands, Inc. 14,318 261,447
General Mills, Inc. 17,225 843,680
Hershey Co. (The) 4,709 876,486
Hormel Foods Corp. 8,257 231,939
J M Smucker Co. (The) 3,352 359,804
Kellanova 8,284 661,312
Kraft Heinz Co. (The) 25,781 707,946
Lamb Weston Holdings, Inc. 4,799 273,879
McCormick & Co., Inc.
(Non-Voting) 8,090 571,397
Mondelez International, Inc.,
Class A 40,065 2,591,805
Tyson Foods, Inc., Class A 9,097 475,773
9,180,956
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 5,000 779,600
Ground Transportation 0.9%
CSX Corp. 58,505 2,079,268
JB Hunt Transport Services,
Inc. 2,532 364,734
Norfolk Southern Corp. 6,948 1,931,544
Old Dominion Freight Line, Inc. 5,655 844,009
Uber Technologies, Inc.* 64,651 5,673,125
Union Pacific Corp. 18,395 4,083,138
14,975,818
Health Care Equipment & Supplies 2.2%
Abbott Laboratories 53,789 6,787,634
Align Technology, Inc.* 2,223 286,789
Baxter International, Inc. 15,398 335,060
Becton Dickinson & Co.(a) 9,003 1,604,785
Boston Scientific Corp.* 45,561 4,780,260
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cooper Cos., Inc. (The)* 6,416 453,547
Dexcom, Inc.* 12,006 969,725
Edwards Lifesciences Corp.* 18,442 1,462,635
GE HealthCare Technologies,
Inc. 14,213 1,013,671
Hologic, Inc.* 6,527 436,134
IDEXX Laboratories, Inc.* 2,494 1,332,569
Insulet Corp.* 2,213 638,229
Intuitive Surgical, Inc.* 11,049 5,315,563
Medtronic plc 39,519 3,566,195
ResMed, Inc. 4,465 1,214,212
Solventum Corp.* 4,080 291,149
STERIS plc 3,022 684,453
Stryker Corp. 10,688 4,197,498
Zimmer Biomet Holdings, Inc. 6,192 567,497
35,937,605
Health Care Providers & Services 1.5%
Cardinal Health, Inc. 7,462 1,158,252
Cencora, Inc. 5,267 1,506,783
Centene Corp.* 15,691 409,064
Cigna Group (The) 8,320 2,224,602
CVS Health Corp. 38,741 2,405,816
DaVita, Inc.*(a) 1,358 190,622
Elevance Health, Inc. 7,037 1,992,034
HCA Healthcare, Inc. 5,395 1,909,776
Henry Schein, Inc.* 3,736 252,740
Humana, Inc. 3,654 913,025
Labcorp Holdings, Inc. 2,482 645,519
McKesson Corp. 3,885 2,694,403
Molina Healthcare, Inc.* 1,610 254,171
Quest Diagnostics, Inc. 3,558 595,645
UnitedHealth Group, Inc. 28,045 6,998,910
Universal Health Services,
Inc., Class B 1,643 273,477
24,424,839
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 4,492 343,324
Healthpeak Properties, Inc. 21,590 365,735
Ventas, Inc. 12,962 870,787
Welltower, Inc. 19,205 3,170,169
4,750,015
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 22,199 348,968
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A* 13,289 1,759,596
Booking Holdings, Inc. 1,004 5,526,076
Caesars Entertainment, Inc.* 6,912 184,412
Carnival Corp.* 31,842 947,936
Chipotle Mexican Grill, Inc.,
Class A* 41,429 1,776,475
Darden Restaurants, Inc. 3,656 737,306
Domino's Pizza, Inc. 1,038 480,812
DoorDash, Inc., Class A* 10,694 2,676,173
Expedia Group, Inc. 3,836 691,324
Hilton Worldwide Holdings,
Inc. 7,345 1,969,048
Las Vegas Sands Corp. 10,168 532,803
Marriott International, Inc.,
Class A 6,959 1,835,993

Nationwide S&P 500 Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 22,066 6,621,345
MGM Resorts International* 6,393 233,025
Norwegian Cruise Line
Holdings Ltd.* 13,986 357,482
Royal Caribbean Cruises Ltd. 7,672 2,438,699
Starbucks Corp. 34,922 3,113,646
Wynn Resorts Ltd. 2,502 272,793
Yum! Brands, Inc. 8,759 1,262,610
33,417,554
Household Durables 0.3%
DR Horton, Inc. 8,674 1,238,994
Garmin Ltd. 4,719 1,032,328
Lennar Corp., Class A 7,282 816,895
Mohawk Industries, Inc.* 1,661 190,201
NVR, Inc.* 91 687,004
PulteGroup, Inc. 6,279 709,025
4,674,447
Household Products 0.9%
Church & Dwight Co., Inc. 7,572 710,026
Clorox Co. (The) 3,613 453,648
Colgate-Palmolive Co. 25,321 2,123,166
Kimberly-Clark Corp. 10,431 1,299,911
Procter & Gamble Co. (The) 72,484 10,906,668
15,493,419
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) 22,264 292,772
Vistra Corp. 10,576 2,205,519
2,498,291
Industrial Conglomerates 0.4%
3M Co. 16,613 2,478,992
Honeywell International, Inc. 19,808 4,404,309
6,883,301
Industrial REITs 0.2%
Prologis, Inc. 28,794 3,074,623
Insurance 1.9%
Aflac, Inc. 14,786 1,469,137
Allstate Corp. (The) 8,294 1,685,756
American International Group,
Inc. 17,949 1,393,381
Aon plc, Class A 6,687 2,378,633
Arch Capital Group Ltd. 11,469 987,022
Arthur J Gallagher & Co. 7,861 2,258,072
Assurant, Inc. 1,564 292,937
Brown & Brown, Inc. 8,811 805,061
Chubb Ltd. 11,553 3,073,560
Cincinnati Financial Corp. 4,712 695,067
Erie Indemnity Co., Class A 822 292,829
Everest Group Ltd. 1,234 414,377
Globe Life, Inc. 2,389 335,583
Hartford Insurance Group, Inc.
(The) 8,840 1,099,608
Loews Corp. 5,598 506,843
Marsh & McLennan Cos., Inc. 15,347 3,057,123
MetLife, Inc. 17,555 1,333,302
Principal Financial Group, Inc. 6,075 472,817
Progressive Corp. (The) 18,106 4,382,376
Prudential Financial, Inc. 11,027 1,142,177
Travelers Cos., Inc. (The) 7,061 1,837,555
Common Stocks
Shares Value ($)
Insurance
W R Berkley Corp. 9,116 627,272
Willis Towers Watson plc 3,114 983,432
31,523,920
Interactive Media & Services 6.9%
Alphabet, Inc., Class A 179,932 34,528,951
Alphabet, Inc., Class C 145,143 27,992,279
Match Group, Inc. 6,960 238,519
Meta Platforms, Inc., Class A 67,124 51,916,387
114,676,136
IT Services 1.0%
Accenture plc, Class A 19,354 5,169,453
Akamai Technologies, Inc.* 4,603 351,255
Cognizant Technology
Solutions Corp., Class A 15,442 1,108,118
EPAM Systems, Inc.* 1,874 295,548
Gartner, Inc.* 2,344 793,796
GoDaddy, Inc., Class A* 4,491 725,656
International Business
Machines Corp. 28,718 7,269,962
VeriSign, Inc. 2,572 691,534
16,405,322
Leisure Products 0.0%
†
Hasbro, Inc. 4,174 313,718
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 9,003 1,033,634
Bio-Techne Corp. 5,266 288,208
Charles River Laboratories
International, Inc.* 1,516 257,174
Danaher Corp. 19,760 3,895,882
IQVIA Holdings, Inc.* 4,910 912,573
Mettler-Toledo International,
Inc.* 655 808,060
Revvity, Inc. 3,778 332,086
Thermo Fisher Scientific, Inc. 11,638 5,442,860
Waters Corp.* 1,867 539,115
West Pharmaceutical
Services, Inc. 2,133 510,342
14,019,934
Machinery 1.6%
Caterpillar, Inc. 14,527 6,363,117
Cummins, Inc. 4,318 1,587,383
Deere & Co. 7,802 4,091,135
Dover Corp. 4,095 741,768
Fortive Corp. 10,736 514,576
IDEX Corp. 2,366 386,865
Illinois Tool Works, Inc. 8,320 2,129,670
Ingersoll Rand, Inc. 12,643 1,069,977
Nordson Corp. 1,649 353,232
Otis Worldwide Corp. 12,049 1,032,479
PACCAR, Inc. 16,326 1,612,356
Parker-Hannifin Corp. 3,924 2,871,976
Pentair plc 5,202 531,644
Snap-on, Inc. 1,606 515,831
Stanley Black & Decker, Inc.
(a) 5,079 343,594
Westinghouse Air Brake
Technologies Corp. 5,293 1,016,521
Xylem, Inc. 7,485 1,082,481
26,244,605

70 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Media 0.5%
Charter Communications, Inc.,
Class A* 3,013 811,582
Comcast Corp., Class A 114,557 3,806,729
Fox Corp., Class A 6,613 368,741
Fox Corp., Class B 3,814 195,048
Interpublic Group of Cos., Inc.
(The) 11,077 272,494
News Corp., Class A 11,887 348,527
News Corp., Class B 3,166 105,808
Omnicom Group, Inc. 6,292 453,339
Paramount Global, Class B(a) 16,692 209,818
Trade Desk, Inc. (The), Class
A* 13,947 1,212,831
7,784,917
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 43,998 1,770,480
Newmont Corp. 34,663 2,152,572
Nucor Corp. 7,292 1,043,266
Steel Dynamics, Inc. 4,312 550,039
5,516,357
Multi-Utilities 0.6%
Ameren Corp. 8,587 868,403
CenterPoint Energy, Inc. 20,009 776,749
CMS Energy Corp.(a) 9,182 677,632
Consolidated Edison, Inc. 10,850 1,122,975
Dominion Energy, Inc.(a) 26,402 1,543,197
DTE Energy Co. 6,509 900,911
NiSource, Inc. 14,623 620,746
Public Service Enterprise
Group, Inc. 15,186 1,363,551
Sempra 19,613 1,601,990
WEC Energy Group, Inc. 9,976 1,088,182
10,564,336
Office REITs 0.0%
†
BXP, Inc. 4,321 282,723
Oil, Gas & Consumable Fuels 2.8%
APA Corp. 12,220 235,724
Chevron Corp. 59,057 8,955,403
ConocoPhillips 39,156 3,733,133
Coterra Energy, Inc. 23,597 575,531
Devon Energy Corp. 19,376 643,671
Diamondback Energy, Inc. 5,855 870,404
EOG Resources, Inc.(a) 16,998 2,040,100
EQT Corp. 18,138 974,917
Expand Energy Corp. 6,629 694,587
Exxon Mobil Corp. 133,249 14,875,918
Kinder Morgan, Inc. 60,681 1,702,709
Marathon Petroleum Corp. 9,568 1,628,378
Occidental Petroleum Corp. 21,500 944,710
ONEOK, Inc. 19,438 1,596,054
Phillips 66 12,543 1,550,064
Targa Resources Corp. 6,724 1,118,941
Texas Pacific Land Corp. 573 554,738
Valero Energy Corp.(a) 9,518 1,306,917
Williams Cos., Inc. (The) 37,559 2,251,662
46,253,561
Passenger Airlines 0.2%
Delta Air Lines, Inc. 19,792 1,053,133
Southwest Airlines Co.(a) 17,010 526,119
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 10,352 914,185
2,493,437
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 7,096 662,340
Kenvue, Inc. 58,447 1,253,104
1,915,444
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co. 62,659 2,713,761
Eli Lilly & Co. 24,319 17,997,762
Johnson & Johnson 74,387 12,254,514
Merck & Co., Inc. 77,606 6,062,581
Pfizer, Inc. 176,731 4,116,065
Viatris, Inc. 37,393 326,815
Zoetis, Inc., Class A 13,763 2,006,508
45,478,006
Professional Services 0.6%
Automatic Data Processing,
Inc. 12,636 3,910,842
Broadridge Financial
Solutions, Inc. 3,596 890,046
Dayforce, Inc.* 5,099 294,059
Equifax, Inc. 3,801 913,114
Jacobs Solutions, Inc. 3,693 523,926
Leidos Holdings, Inc. 4,108 655,842
Paychex, Inc. 9,819 1,417,176
Paycom Software, Inc. 1,410 326,472
Verisk Analytics, Inc., Class A 4,246 1,183,403
10,114,880
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A* 9,226 1,436,857
CoStar Group, Inc.* 13,001 1,237,565
2,674,422
Residential REITs 0.2%
AvalonBay Communities, Inc. 4,327 806,034
Camden Property Trust 3,299 360,251
Equity Residential 10,892 688,374
Essex Property Trust, Inc. 2,056 534,930
Invitation Homes, Inc. 18,206 558,014
Mid-America Apartment
Communities, Inc. 3,623 516,024
UDR, Inc. 9,581 376,437
3,840,064
Retail REITs 0.2%
Federal Realty Investment
Trust 2,215 204,135
Kimco Realty Corp. 20,938 444,514
Realty Income Corp. 27,154 1,524,154
Regency Centers Corp. 5,396 385,274
Simon Property Group, Inc. 9,571 1,567,634
4,125,711
Semiconductors & Semiconductor Equipment 13.5%
Advanced Micro Devices, Inc.* 50,128 8,838,068
Analog Devices, Inc. 15,334 3,444,476
Applied Materials, Inc. 25,078 4,515,545
Broadcom, Inc. 145,366 42,693,994
Enphase Energy, Inc.* 3,670 118,761
First Solar, Inc.* 3,381 590,762
Intel Corp. 134,505 2,663,199

Nationwide S&P 500 Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
KLA Corp. 4,066 3,574,136
Lam Research Corp. 39,753 3,770,175
Microchip Technology, Inc. 16,649 1,125,306
Micron Technology, Inc. 34,759 3,793,597
Monolithic Power Systems,
Inc. 1,476 1,049,790
NVIDIA Corp. 753,970 134,108,644
NXP Semiconductors NV 7,896 1,687,928
ON Semiconductor Corp.* 13,283 748,630
QUALCOMM, Inc. 33,851 4,967,973
Skyworks Solutions, Inc. 4,574 313,502
Teradyne, Inc. 5,198 558,421
Texas Instruments, Inc. 28,202 5,106,254
223,669,161
Software 11.8%
Adobe, Inc.* 13,137 4,698,974
Autodesk, Inc.* 6,560 1,988,402
Cadence Design Systems,
Inc.* 8,413 3,067,127
Crowdstrike Holdings, Inc.,
Class A* 7,656 3,480,188
Datadog, Inc., Class A* 9,944 1,391,961
Fair Isaac Corp.* 757 1,087,597
Fortinet, Inc.* 19,740 1,972,026
Gen Digital, Inc. 17,683 521,472
Intuit, Inc. 8,618 6,766,250
Microsoft Corp. 229,786 122,590,831
Oracle Corp. 50,284 12,760,571
Palantir Technologies, Inc.,
Class A* 65,763 10,413,571
Palo Alto Networks, Inc.*(a) 20,380 3,537,968
PTC, Inc.* 3,796 815,419
Roper Technologies, Inc. 3,357 1,847,693
Salesforce, Inc. 29,663 7,662,843
ServiceNow, Inc.* 6,386 6,022,764
Synopsys, Inc.* 5,739 3,635,484
Tyler Technologies, Inc.* 1,342 784,479
Workday, Inc., Class A* 6,766 1,551,985
196,597,605
Specialized REITs 0.8%
American Tower Corp. 14,394 2,999,566
Crown Castle, Inc. 13,322 1,400,009
Digital Realty Trust, Inc. 9,885 1,744,110
Equinix, Inc. 3,059 2,401,835
Extra Space Storage, Inc. 6,559 881,267
Iron Mountain, Inc. 9,216 897,270
Public Storage 4,928 1,340,120
SBA Communications Corp.,
Class A 3,255 731,464
VICI Properties, Inc., Class A 32,267 1,051,904
Weyerhaeuser Co. 23,048 577,352
14,024,897
Specialty Retail 1.7%
AutoZone, Inc.* 517 1,948,252
Best Buy Co., Inc. 6,181 402,136
CarMax, Inc.* 4,772 270,143
Home Depot, Inc. (The) 30,728 11,292,847
Lowe's Cos., Inc. 17,375 3,884,529
O'Reilly Automotive, Inc.* 26,428 2,598,401
Ross Stores, Inc. 10,286 1,404,450
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 34,743 4,326,546
Tractor Supply Co. 15,867 903,626
Ulta Beauty, Inc.* 1,413 727,709
Williams-Sonoma, Inc.(a) 3,880 725,754
28,484,393
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. 461,759 95,847,316
Dell Technologies, Inc., Class
C 9,120 1,210,133
Hewlett Packard Enterprise
Co. 39,786 823,172
HP, Inc. 29,421 729,641
NetApp, Inc. 6,510 677,886
Seagate Technology Holdings
plc 6,545 1,027,630
Super Micro Computer, Inc.* 15,537 916,217
Western Digital Corp. 10,746 845,603
102,077,598
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.* 4,887 518,853
Lululemon Athletica, Inc.* 3,548 711,480
NIKE, Inc., Class B 36,437 2,721,480
Ralph Lauren Corp., Class A 1,213 362,384
Tapestry, Inc. 6,511 703,383
5,017,580
Tobacco 0.7%
Altria Group, Inc. 52,259 3,236,923
Philip Morris International, Inc. 48,122 7,894,414
11,131,337
Trading Companies & Distributors 0.3%
Fastenal Co. 34,970 1,613,166
United Rentals, Inc. 1,981 1,749,104
WW Grainger, Inc. 1,330 1,382,588
4,744,858
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,033 846,068
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 14,704 3,505,581
Total Common Stocks
(cost $615,472,423) 1,661,306,997

72 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $1,671,190,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$1,704,614.(b) 1,670,988 1,670,988
Total Repurchase Agreement
(cost $1,670,988) 1,670,988
Total Investments
(cost $617,143,411) — 100.2% 1,662,977,985
Liabilities in excess of other assets — (0.2)% (3,022,342)
NET ASSETS — 100.0%
$ 1,659,955,643
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $14,045,204, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $1,670,988 and by $12,839,781 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
8/7/2025 - 8/15/2054, a total value of $14,510,769.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $1,670,988.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 23 9/2025 USD 7,330,388 2,233
Net contracts 2,233
Currency:
USD United States Dollar

Nationwide S&P 500 Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 73
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

74 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,661,306,997 $ – $ – $ 1,661,306,997
Futures Contracts 2,233 – – 2,233
Repurchase Agreement – 1,670,988 – 1,670,988
Total $ 1,661,309,230 $ 1,670,988 $ – $ 1,662,980,218
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,233
Total $ 2,233
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 75
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,370 14,794
Total Closed End Fund
(cost  $33,493) 14,794
Common Stocks 99 .8%
Shares
Aerospace & Defense 1 .7%
AAR Corp.* 3,141 234,664
AeroVironment, Inc.* 2,789 746,448
AerSale Corp.* 2,815 17,003
Archer Aviation, Inc., Class
A*(a) 47,848 479,915
Astronics Corp.* 2,617 94,526
Byrna Technologies, Inc.*(a) 1,601 35,558
Cadre Holdings, Inc.(a) 2,499 82,642
Ducommun, Inc.* 1,224 111,360
Eve Holding, Inc.*(a) 4,262 27,703
Intuitive Machines, Inc.*(a) 9,618 107,337
Kratos Defense & Security
Solutions, Inc.* 14,455 848,508
Mercury Systems, Inc.*(a) 4,514 237,391
Moog, Inc., Class A(a) 2,475 479,111
National Presto Industries, Inc. 469 45,235
Park Aerospace Corp. 1,559 28,093
Redwire Corp.*(a) 2,969 42,427
Satellogic, Inc., Class A* 6,038 19,805
V2X, Inc.* 1,568 74,292
3,712,018
Air Freight & Logistics 0 .1%
Forward Air Corp.* 2,272 69,046
Hub Group, Inc., Class A 5,238 183,435
Radiant Logistics, Inc.* 3,719 21,979
274,460
Automobile Components 1 .4%
Adient plc* 7,396 158,570
American Axle &
Manufacturing Holdings,
Inc.*(a) 10,514 46,787
Cooper-Standard Holdings,
Inc.*(a) 1,496 36,054
Dana, Inc. 11,636 185,245
Dorman Products, Inc.* 2,411 290,815
Fox Factory Holding Corp.* 3,792 115,163
Garrett Motion, Inc. 11,075 144,418
Gentherm, Inc.* 2,729 87,437
Goodyear Tire & Rubber Co.
(The)* 22,949 235,916
Holley, Inc.*(a) 4,418 9,190
LCI Industries(a) 2,160 205,200
Luminar Technologies, Inc.,
Class A*(a) 4,521 13,427
Modine Manufacturing Co.* 4,597 618,572
Motorcar Parts of America,
Inc.* 1,569 16,271
Patrick Industries, Inc.(a) 2,842 276,356
Phinia, Inc. 3,456 175,219
Solid Power, Inc.*(a) 13,746 43,850
Standard Motor Products, Inc. 1,843 55,954
Common Stocks
Shares Value ($)
Automobile Components
Strattec Security Corp.*(a) 335 21,259
Visteon Corp.* 2,433 270,428
XPEL, Inc. Reg. S* 2,147 70,185
3,076,316
Automobiles 0 .0%
†
Faraday Future Intelligent
Electric, Inc.*(a) 7,685 16,369
Livewire Group, Inc.*(a) 3,189 11,959
Winnebago Industries, Inc. 2,483 73,795
102,123
Banks 10 .6%
1st Source Corp. 1,704 101,933
ACNB Corp. 904 38,058
Amalgamated Financial Corp.
(a) 2,131 61,778
Amerant Bancorp, Inc., Class
A 3,082 59,483
Ameris Bancorp 5,729 391,577
Ames National Corp. 815 14,711
Arrow Financial Corp. 1,331 35,671
Associated Banc-Corp. 14,836 367,043
Atlantic Union Bankshares
Corp.(a) 12,494 396,060
Axos Financial, Inc.* 4,609 397,987
Banc of California, Inc. 11,742 170,494
BancFirst Corp. 1,849 230,237
Bancorp, Inc. (The)*(a) 3,949 249,419
Bank First Corp. 835 99,215
Bank of Hawaii Corp.(a) 3,487 215,776
Bank of Marin Bancorp 1,276 28,901
Bank of NT Butterfield & Son
Ltd. (The) 3,814 173,575
Bank7 Corp. 353 15,634
BankFinancial Corp. 809 8,996
BankUnited, Inc. 6,556 239,097
Bankwell Financial Group, Inc. 684 27,292
Banner Corp. 2,948 182,997
Bar Harbor Bankshares 1,296 37,636
BayCom Corp. 972 26,254
BCB Bancorp, Inc. 973 8,134
Berkshire Hills Bancorp, Inc. 3,916 96,490
Blue Foundry Bancorp* 1,650 14,107
Blue Ridge Bankshares, Inc.* 5,551 20,372
Bridgewater Bancshares, Inc.* 1,966 30,591
Brookline Bancorp, Inc. 7,431 76,688
Burke & Herbert Financial
Services Corp. 1,205 69,878
Business First Bancshares,
Inc. 2,559 60,776
BV Financial, Inc.* 722 11,292
Byline Bancorp, Inc. 2,657 69,879
C&F Financial Corp.(a) 266 16,984
Cadence Bank 15,354 535,087
California BanCorp* 2,163 32,423
Camden National Corp.(a) 1,574 59,356
Capital Bancorp, Inc.(a) 1,054 33,180
Capital City Bank Group, Inc. 1,220 48,300
Capitol Federal Financial, Inc. 11,176 67,280
Carter Bankshares, Inc.* 2,015 35,021
Cathay General Bancorp 5,951 269,104
CB Financial Services, Inc. 385 12,187

76 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Central Pacific Financial Corp. 2,361 62,944
CF Bankshares, Inc. 310 7,316
Chain Bridge Bancorp, Inc.,
Class A* 266 7,033
Chemung Financial Corp. 331 16,749
ChoiceOne Financial Services,
Inc.(a) 1,274 37,456
Citizens & Northern Corp. 1,303 24,783
Citizens Community Bancorp,
Inc. 769 11,335
Citizens Financial Services,
Inc. 363 19,489
City Holding Co.(a) 1,291 157,631
Civista Bancshares, Inc. 1,468 28,582
CNB Financial Corp. 2,640 60,588
Coastal Financial Corp.* 1,107 106,493
Colony Bankcorp, Inc. 1,315 21,553
Columbia Financial, Inc.*(a) 2,245 32,306
Community Financial System,
Inc.(a) 4,553 239,943
Community Trust Bancorp, Inc. 1,373 74,115
Community West Bancshares 1,284 24,717
ConnectOne Bancorp, Inc. 4,256 98,016
Customers Bancorp, Inc.* 2,598 165,623
CVB Financial Corp. 11,578 216,393
Dime Community Bancshares,
Inc.(a) 3,422 94,824
Eagle Bancorp Montana, Inc. 625 10,075
Eagle Bancorp, Inc. 2,522 40,579
Eagle Financial Services, Inc. 348 11,487
Eastern Bankshares, Inc. 17,567 271,410
ECB Bancorp, Inc.*(a) 562 8,750
Enterprise Financial Services
Corp. 3,293 181,741
Equity Bancshares, Inc., Class
A 1,395 52,424
Esquire Financial Holdings,
Inc.(a) 669 64,144
Farmers & Merchants
Bancorp, Inc. 1,241 29,796
Farmers National Banc Corp. 3,247 43,964
FB Bancorp, Inc.* 1,655 19,314
FB Financial Corp. 3,786 184,605
Fidelity D&D Bancorp, Inc. 441 17,834
Financial Institutions, Inc. 1,865 47,539
Finward Bancorp 256 7,099
Finwise Bancorp* 766 13,688
First Bancorp(a) 17,893 476,409
First Bancorp, Inc. (The) 1,016 25,613
First Bank 1,741 25,941
First Busey Corp. 7,619 170,056
First Business Financial
Services, Inc. 696 33,144
First Capital, Inc.(a) 272 9,661
First Commonwealth Financial
Corp. 9,219 152,206
First Community Bankshares,
Inc. 1,444 52,706
First Community Corp. 624 15,460
First Financial Bancorp 8,218 199,204
Common Stocks
Shares Value ($)
Banks
First Financial Bankshares,
Inc. 11,835 409,728
First Financial Corp. 1,069 57,245
First Foundation, Inc.* 5,542 26,990
First Internet Bancorp 778 17,062
First Interstate BancSystem,
Inc., Class A 7,920 228,017
First Merchants Corp. 5,107 194,679
First Mid Bancshares, Inc. 1,845 70,055
First National Corp. 659 14,234
First Savings Financial Group,
Inc. 464 11,869
First United Corp. 523 17,191
First Western Financial, Inc.* 827 17,900
Firstsun Capital Bancorp* 1,089 38,714
Five Star Bancorp(a) 1,376 41,404
Flagstar Financial, Inc. 26,684 301,262
Flushing Financial Corp. 2,601 31,186
Franklin Financial Services
Corp. 352 14,150
FS Bancorp, Inc. 627 24,509
Fulton Financial Corp. 15,780 283,251
FVCBankcorp, Inc. 1,611 20,637
GBank Financial Holdings,
Inc.* 792 29,728
German American Bancorp,
Inc.(a) 3,209 123,290
Glacier Bancorp, Inc. 10,116 443,384
Great Southern Bancorp, Inc. 783 44,584
Greene County Bancorp, Inc. 583 13,811
Guaranty Bancshares, Inc. 791 34,496
Hancock Whitney Corp.(a) 7,735 461,934
Hanmi Financial Corp. 2,619 59,739
Hanover Bancorp, Inc.(a) 381 7,929
HarborOne Bancorp, Inc. 3,418 40,435
Hawthorn Bancshares, Inc. 497 14,174
HBT Financial, Inc. 1,117 27,780
Heritage Commerce Corp. 4,949 45,778
Heritage Financial Corp. 2,981 67,192
Hilltop Holdings, Inc. 4,004 118,518
Hingham Institution for
Savings(a) 139 34,038
Home Bancorp, Inc. 584 30,537
Home BancShares, Inc. 16,712 470,610
HomeStreet, Inc.* 1,670 21,844
HomeTrust Bancshares, Inc. 1,349 52,422
Hope Bancorp, Inc. 10,499 104,885
Horizon Bancorp, Inc. 4,076 63,137
Independent Bank Corp. 5,884 317,729
International Bancshares Corp. 4,844 330,264
Investar Holding Corp. 920 19,964
John Marshall Bancorp, Inc. 1,161 21,374
Kearny Financial Corp. 4,981 29,537
Lakeland Financial Corp.(a) 2,165 137,196
Landmark Bancorp, Inc.(a) 357 8,672
LCNB Corp. 1,001 14,775
LINKBANCORP, Inc. 1,888 12,989
Live Oak Bancshares, Inc. 3,235 102,258
MainStreet Bancshares, Inc. 590 11,918
Mercantile Bank Corp. 1,338 61,133
Meridian Corp. 787 11,593
Metrocity Bankshares, Inc. 1,755 48,438

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Banks
Metropolitan Bank Holding
Corp. 935 65,955
Mid Penn Bancorp, Inc. 1,834 50,343
Middlefield Banc Corp. 500 13,925
Midland States Bancorp, Inc. 1,730 29,341
MidWestOne Financial Group,
Inc. 1,872 51,555
MVB Financial Corp. 976 22,194
National Bank Holdings Corp.,
Class A 3,331 123,447
National Bankshares, Inc. 547 15,185
NB Bancorp, Inc.* 3,219 55,463
NBT Bancorp, Inc. 4,498 186,127
Nicolet Bankshares, Inc. 1,180 152,220
Northeast Bank 653 64,758
Northeast Community
Bancorp, Inc. 1,005 20,763
Northfield Bancorp, Inc. 3,377 35,965
Northpointe Bancshares, Inc. 983 14,430
Northrim Bancorp, Inc. 513 42,851
Northwest Bancshares, Inc. 12,695 148,532
Norwood Financial Corp. 698 16,920
Oak Valley Bancorp 637 16,976
OceanFirst Financial Corp. 4,998 83,866
OFG Bancorp 3,914 166,815
Ohio Valley Banc Corp. 315 10,156
Old National Bancorp 28,301 597,434
Old Point Financial Corp. 348 13,972
Old Second Bancorp, Inc. 3,721 63,145
OP Bancorp 1,055 13,504
Orange County Bancorp, Inc. 966 24,140
Origin Bancorp, Inc. 2,685 98,137
Orrstown Financial Services,
Inc. 1,607 52,806
Pacific Premier Bancorp, Inc. 8,169 177,022
Park National Corp. 1,317 213,183
Parke Bancorp, Inc. 1,095 22,612
Pathward Financial, Inc. 2,160 163,350
Patriot National Bancorp,
Inc.*(a) 5,495 8,572
PCB Bancorp 1,142 23,342
Peapack-Gladstone Financial
Corp.(a) 1,466 37,354
Peoples Bancorp of North
Carolina, Inc. 438 12,575
Peoples Bancorp, Inc. 3,004 86,035
Peoples Financial Services
Corp. 843 41,063
Pioneer Bancorp, Inc.* 658 8,074
Plumas Bancorp 518 21,373
Ponce Financial Group, Inc.* 1,452 20,401
Preferred Bank(a) 816 74,109
Primis Financial Corp. 1,688 18,889
Princeton Bancorp, Inc. 481 14,521
Provident Bancorp, Inc.* 1,076 13,138
Provident Financial Services,
Inc. 10,814 197,031
QCR Holdings, Inc. 1,427 101,317
RBB Bancorp 1,287 23,308
Red River Bancshares, Inc. 432 25,993
Renasant Corp. 8,279 303,343
Common Stocks
Shares Value ($)
Banks
Republic Bancorp, Inc., Class
A 725 49,923
Rhinebeck Bancorp, Inc.* 555 7,043
Richmond Mutual BanCorp,
Inc. 714 9,882
Riverview Bancorp, Inc. 1,693 8,346
S&T Bancorp, Inc. 3,300 120,912
SB Financial Group, Inc. 499 9,386
Seacoast Banking Corp. of
Florida 7,352 207,253
ServisFirst Bancshares, Inc.(a) 4,530 356,285
Shore Bancshares, Inc. 2,830 43,893
Sierra Bancorp 1,149 33,689
Simmons First National Corp.,
Class A 12,340 236,558
SmartFinancial, Inc. 1,292 44,264
Sound Financial Bancorp, Inc. 158 7,276
South Plains Financial, Inc. 1,038 38,520
Southern First Bancshares,
Inc.* 712 29,591
Southern Missouri Bancorp,
Inc. 837 45,273
Southside Bancshares, Inc. 2,523 74,277
SR Bancorp, Inc. 633 8,811
Stellar Bancorp, Inc. 4,356 128,633
Sterling Bancorp, Inc.∞(a) 1,601 0
Stock Yards Bancorp, Inc. 2,336 174,639
Texas Capital Bancshares,
Inc.* 3,988 334,872
Third Coast Bancshares, Inc.* 1,216 45,782
Timberland Bancorp, Inc. 714 22,341
Tompkins Financial Corp. 1,226 79,298
Towne Bank 6,355 222,616
TriCo Bancshares 2,794 114,889
Triumph Financial, Inc.* 1,948 110,491
TrustCo Bank Corp. 1,701 57,086
Trustmark Corp. 5,296 197,276
UMB Financial Corp. 6,406 704,596
Union Bankshares, Inc. 291 7,918
United Bankshares, Inc. 12,427 441,407
United Community Banks, Inc. 10,259 312,899
United Security Bancshares 1,031 8,815
Unity Bancorp, Inc. 717 35,212
Univest Financial Corp. 2,494 71,927
USCB Financial Holdings, Inc.
(a) 771 12,829
Valley National Bancorp 42,852 397,238
Veritex Holdings, Inc. 4,657 147,720
Virginia National Bankshares
Corp. 447 16,481
WaFd, Inc. 7,060 205,481
Washington Trust Bancorp,
Inc.(a) 1,786 48,115
WesBanco, Inc. 8,421 253,725
West Bancorp, Inc.(a) 1,268 22,811
Westamerica Bancorp 2,158 103,368
Western New England
Bancorp, Inc. 1,601 17,051
WSFS Financial Corp. 5,018 275,187
23,827,274

78 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Beverages 0 .1%
MGP Ingredients, Inc. 1,315 37,188
National Beverage Corp.*(a) 2,084 95,489
Vita Coco Co., Inc. (The)* 3,579 126,195
Zevia PBC, Class A* 2,796 8,668
267,540
Biotechnology 6 .9%
4D Molecular Therapeutics,
Inc.* 2,942 13,239
89bio, Inc.* 10,967 104,187
Abeona Therapeutics, Inc.* 3,834 24,423
Absci Corp.*(a) 9,805 27,748
ACADIA Pharmaceuticals,
Inc.* 10,922 260,271
Actuate Therapeutics, Inc.*(a) 985 7,141
ADC Therapeutics SA* 6,467 17,914
ADMA Biologics, Inc.* 20,335 380,264
Agios Pharmaceuticals, Inc.* 4,961 184,648
Akebia Therapeutics, Inc.* 21,981 81,000
Akero Therapeutics, Inc.* 6,136 299,744
Aldeyra Therapeutics, Inc.* 4,407 21,991
Alector, Inc.* 7,991 11,907
Alkermes plc* 14,280 378,277
Allogene Therapeutics, Inc.* 15,586 19,171
Altimmune, Inc.*(a) 6,512 24,029
Amicus Therapeutics, Inc.*(a) 24,146 144,635
AnaptysBio, Inc.* 1,750 42,962
Anavex Life Sciences
Corp.*(a) 7,353 83,089
Anika Therapeutics, Inc.* 974 8,040
Annexon, Inc.*(a) 7,633 18,319
Apogee Therapeutics, Inc.* 2,809 107,472
Arbutus Biopharma Corp.*(a) 13,026 42,725
Arcellx, Inc.* 3,221 229,947
Arcturus Therapeutics
Holdings, Inc.*(a) 2,240 27,350
Arcus Biosciences, Inc.* 6,094 55,638
Arcutis Biotherapeutics, Inc.* 9,262 135,040
Ardelyx, Inc.* 20,093 85,194
ArriVent Biopharma, Inc.*(a) 2,044 39,878
Arrowhead Pharmaceuticals,
Inc.* 10,480 165,584
ARS Pharmaceuticals, Inc.*(a) 4,814 85,112
Astria Therapeutics, Inc.* 4,320 29,894
aTyr Pharma, Inc.*(a) 7,642 36,070
Aura Biosciences, Inc.*(a) 3,194 22,007
Aurinia Pharmaceuticals, Inc.* 10,471 96,804
Avidity Biosciences, Inc.* 10,044 368,715
Avita Medical, Inc.*(a) 2,379 12,609
Beam Therapeutics, Inc.*(a) 8,407 165,702
Benitec Biopharma, Inc.* 1,249 13,652
Bicara Therapeutics, Inc.*(a) 2,999 33,319
BioCryst Pharmaceuticals,
Inc.* 18,188 148,050
Biohaven Ltd.* 7,958 120,166
Bridgebio Pharma, Inc.* 13,717 648,403
Bright Minds Biosciences,
Inc.*(a) 396 13,373
Candel Therapeutics, Inc.*(a) 3,479 22,422
Capricor Therapeutics, Inc.*(a) 3,173 25,955
Cardiff Oncology, Inc.*(a) 5,330 12,632
CareDx, Inc.* 4,644 57,052
Common Stocks
Shares Value ($)
Biotechnology
Cargo Therapeutics, Inc.* 3,066 13,705
Cartesian Therapeutics, Inc.* 660 8,455
Catalyst Pharmaceuticals,
Inc.* 10,167 216,862
Celcuity, Inc.*(a) 2,744 107,469
Celldex Therapeutics, Inc.*(a) 5,661 124,429
CG oncology, Inc.*(a) 4,912 131,101
Cidara Therapeutics, Inc.*(a) 902 57,106
Cogent Biosciences, Inc.* 9,344 106,708
Coherus Oncology, Inc.*(a) 9,257 8,703
Compass Therapeutics,
Inc.*(a) 8,635 25,646
Corvus Pharmaceuticals,
Inc.*(a) 4,610 19,224
CRISPR Therapeutics AG*(a) 7,266 408,785
Cullinan Therapeutics, Inc.* 4,634 36,006
Cytokinetics, Inc.* 10,250 385,810
Day One Biopharmaceuticals,
Inc.* 6,352 42,622
Denali Therapeutics, Inc.* 11,653 161,161
Design Therapeutics, Inc.*(a) 2,040 7,895
DiaMedica Therapeutics, Inc.* 2,253 9,508
Dianthus Therapeutics, Inc.* 1,737 35,904
Disc Medicine, Inc.*(a) 2,164 129,321
Dynavax Technologies Corp.* 9,334 102,487
Dyne Therapeutics, Inc.* 8,256 81,322
Editas Medicine, Inc.* 7,650 19,201
Eledon Pharmaceuticals, Inc.* 5,070 15,970
Emergent BioSolutions,
Inc.*(a) 4,762 28,001
Enanta Pharmaceuticals, Inc.* 2,036 15,433
Entrada Therapeutics, Inc.*(a) 2,081 12,236
Erasca, Inc.* 15,422 21,822
Fate Therapeutics, Inc.* 9,564 10,520
Fennec Pharmaceuticals, Inc.* 1,717 14,045
Foghorn Therapeutics, Inc.* 3,344 17,556
Geron Corp.* 51,181 58,858
Gossamer Bio, Inc.*(a) 16,540 33,742
GRAIL, Inc.* 2,678 91,614
Greenwich Lifesciences,
Inc.*(a) 536 5,864
Gyre Therapeutics, Inc.*(a) 1,550 10,927
Heron Therapeutics, Inc.*(a) 13,461 23,288
Humacyte, Inc.*(a) 11,065 26,556
Ideaya Biosciences, Inc.* 7,290 177,511
ImmunityBio, Inc.*(a) 20,242 49,795
Immunome, Inc.* 6,597 69,400
Immunovant, Inc.* 6,053 97,332
Inhibikase Therapeutics,
Inc.*(a) 5,161 8,154
Inhibrx Biosciences, Inc.*(a) 795 17,426
Inmune Bio, Inc.* 1,145 3,126
Intellia Therapeutics, Inc.* 8,929 103,934
Iovance Biotherapeutics,
Inc.*(a) 23,849 61,292
Ironwood Pharmaceuticals,
Inc., Class A*(a) 12,031 9,192
iTeos Therapeutics, Inc.* 2,365 23,981
Jade Biosciences, Inc.(a) 2,838 20,405
Janux Therapeutics, Inc.* 3,459 83,068
KalVista Pharmaceuticals,
Inc.* 3,200 43,616

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Biotechnology
Keros Therapeutics, Inc.* 3,081 44,120
Kodiak Sciences, Inc.*(a) 3,213 21,125
Korro Bio, Inc.* 565 8,452
Krystal Biotech, Inc.*(a) 2,177 334,975
Kura Oncology, Inc.* 7,362 44,540
Kymera Therapeutics, Inc.* 4,098 179,288
Larimar Therapeutics, Inc.*(a) 3,885 13,442
Lexeo Therapeutics, Inc.* 2,138 10,113
Madrigal Pharmaceuticals,
Inc.* 1,481 448,017
MannKind Corp.* 26,534 100,299
MeiraGTx Holdings plc* 4,144 31,702
Metsera, Inc.*(a) 1,561 51,497
MiMedx Group, Inc.* 10,346 74,388
Mineralys Therapeutics, Inc.* 3,434 48,591
Mirum Pharmaceuticals, Inc.* 3,817 197,263
Monopar Therapeutics, Inc.* 353 14,537
Monte Rosa Therapeutics,
Inc.*(a) 3,951 19,557
Myriad Genetics, Inc.* 7,814 30,006
Neurogene, Inc.*(a) 949 20,660
Nkarta, Inc.*(a) 4,901 10,635
Novavax, Inc.*(a) 13,050 86,782
Nurix Therapeutics, Inc.*(a) 6,565 73,922
Nuvalent, Inc., Class A* 3,773 295,615
Nuvectis Pharma, Inc.*(a) 1,095 7,621
Olema Pharmaceuticals, Inc.* 5,250 26,985
Organogenesis Holdings, Inc.,
Class A* 6,549 30,256
ORIC Pharmaceuticals, Inc.* 3,995 39,830
Oruka Therapeutics, Inc.(a) 2,369 32,195
Palvella Therapeutics, Inc.*(a) 598 21,875
Perspective Therapeutics,
Inc.*(a) 4,866 18,685
Praxis Precision Medicines,
Inc.* 1,500 81,330
Precigen, Inc.*(a) 13,044 22,305
Prime Medicine, Inc.*(a) 5,272 19,717
Protagonist Therapeutics, Inc.* 5,146 277,164
Protalix BioTherapeutics,
Inc.*(a) 5,979 8,729
Protara Therapeutics, Inc.* 2,831 8,776
Prothena Corp. plc* 3,480 23,908
PTC Therapeutics, Inc.*(a) 6,817 355,234
Puma Biotechnology, Inc.* 3,854 11,986
Recursion Pharmaceuticals,
Inc., Class A*(a) 29,826 177,465
REGENXBIO, Inc.*(a) 4,260 36,253
Relay Therapeutics, Inc.* 10,702 37,671
Replimune Group, Inc.*(a) 5,945 41,793
Rezolute, Inc.*(a) 5,845 34,778
Rhythm Pharmaceuticals,
Inc.*(a) 4,800 409,104
Rigel Pharmaceuticals, Inc.*(a) 1,513 31,864
Rocket Pharmaceuticals, Inc.* 6,333 19,316
Sana Biotechnology, Inc.*(a) 12,252 49,743
Savara, Inc.*(a) 12,132 31,422
Scholar Rock Holding Corp.* 7,143 264,648
SELLAS Life Sciences Group,
Inc.*(a) 8,313 13,218
Sionna Therapeutics, Inc.*(a) 1,070 17,933
Soleno Therapeutics, Inc.* 3,526 304,893
Common Stocks
Shares Value ($)
Biotechnology
Solid Biosciences, Inc.* 5,840 39,946
Spyre Therapeutics, Inc.* 4,387 74,447
Stoke Therapeutics, Inc.* 3,872 49,755
Syndax Pharmaceuticals, Inc.* 7,150 70,928
Tango Therapeutics, Inc.*(a) 6,766 40,867
Taysha Gene Therapies, Inc.* 14,753 40,276
Tectonic Therapeutic, Inc.*(a) 964 21,391
Tevogen Bio Holdings, Inc.*(a) 5,635 5,575
TG Therapeutics, Inc.*(a) 12,740 452,270
Tonix Pharmaceuticals Holding
Corp.*(a) 670 25,246
Tourmaline Bio, Inc.* 1,697 37,555
Travere Therapeutics, Inc.* 7,750 119,737
TriSalus Life Sciences, Inc.* 1,271 5,376
TuHURA Biosciences, Inc.* 2,829 7,016
Twist Bioscience Corp.*(a) 5,259 176,545
Tyra Biosciences, Inc.*(a) 1,877 20,516
Upstream Bio, Inc.*(a) 3,054 46,757
UroGen Pharma Ltd.* 3,161 60,249
Vanda Pharmaceuticals, Inc.* 4,561 19,430
Vaxcyte, Inc.* 11,038 374,740
Vera Therapeutics, Inc., Class
A* 4,523 94,033
Veracyte, Inc.*(a) 6,969 163,841
Verastem, Inc.* 3,492 21,546
Vericel Corp.*(a) 4,428 154,714
Vir Biotechnology, Inc.* 7,397 37,503
Viridian Therapeutics, Inc.* 6,337 111,024
Voyager Therapeutics, Inc.*(a) 3,762 12,001
Xencor, Inc.* 5,838 48,572
Xenon Pharmaceuticals, Inc.* 6,655 203,244
XOMA Royalty Corp.* 692 17,217
Y-mAbs Therapeutics, Inc.*(a) 3,311 14,800
Zenas Biopharma, Inc.*(a) 1,221 19,182
Zymeworks, Inc.* 4,616 57,977
15,608,357
Broadline Retail 0 .1%
Groupon, Inc., Class A* 2,127 65,597
Kohl's Corp.(a) 9,660 104,714
Savers Value Village, Inc.* 2,213 23,037
193,348
Building Products 1 .5%
American Woodmark Corp.* 1,280 67,341
Apogee Enterprises, Inc. 1,902 79,865
AZZ, Inc. 2,628 287,766
CSW Industrials, Inc. 1,428 370,538
Gibraltar Industries, Inc.* 2,653 175,178
Griffon Corp. 3,468 281,844
Insteel Industries, Inc. 1,680 60,648
Janus International Group,
Inc.* 12,080 103,526
JELD-WEN Holding, Inc.* 7,362 33,129
Masterbrand, Inc.*(a) 10,942 120,690
Quanex Building Products
Corp. 4,282 83,413
Resideo Technologies, Inc.* 13,201 360,387
Tecnoglass, Inc.(a) 2,140 166,984
UFP Industries, Inc. 5,294 518,812

80 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Building Products
Zurn Elkay Water Solutions
Corp.(a) 13,119 580,516
3,290,637
Capital Markets 1 .8%
Acadian Asset Management,
Inc. 2,356 98,457
AlTi Global, Inc.*(a) 3,349 13,697
Artisan Partners Asset
Management, Inc., Class
A(a) 5,453 246,748
Bakkt Holdings, Inc., Class
A*(a) 505 5,000
BGC Group, Inc., Class A 31,490 291,912
Cohen & Steers, Inc. 2,461 181,031
Diamond Hill Investment
Group, Inc. 247 33,486
DigitalBridge Group, Inc. 15,091 162,077
Donnelley Financial Solutions,
Inc.*(a) 2,401 127,157
Forge Global Holdings, Inc.* 1,054 23,104
GCM Grosvenor, Inc., Class A 4,036 47,584
Marex Group plc 2,807 108,294
MarketWise, Inc. 149 2,742
Moelis & Co., Class A 5,946 417,052
Open Lending Corp.* 8,514 18,646
P10, Inc., Class A(a) 3,607 44,366
Patria Investments Ltd., Class
A 5,154 71,898
Perella Weinberg Partners,
Class A(a) 5,429 108,254
Piper Sandler Cos.(a) 1,545 487,169
PJT Partners, Inc., Class A 2,033 363,134
Siebert Financial Corp.* 1,528 6,219
Silvercrest Asset Management
Group, Inc., Class A 750 12,270
StepStone Group, Inc., Class
A 5,538 328,736
StoneX Group, Inc.* 3,982 387,210
Victory Capital Holdings, Inc.,
Class A(a) 3,916 269,852
Virtus Investment Partners,
Inc. 587 113,473
Westwood Holdings Group,
Inc. 624 10,908
WisdomTree, Inc.(a) 10,750 142,653
4,123,129
Chemicals 1 .7%
AdvanSix, Inc. 2,176 43,781
American Vanguard Corp.* 2,482 9,581
Arq, Inc.* 2,258 12,080
ASP Isotopes, Inc.*(a) 4,680 42,448
Aspen Aerogels, Inc.*(a) 5,435 41,632
Avient Corp. 8,117 256,254
Balchem Corp. 2,862 436,369
Cabot Corp. 4,770 344,299
Chemours Co. (The) 13,283 159,130
Core Molding Technologies,
Inc.* 718 11,947
Ecovyst, Inc.* 9,683 83,371
Flotek Industries, Inc.*(a) 1,261 15,195
Hawkins, Inc.(a) 1,727 281,985
Common Stocks
Shares Value ($)
Chemicals
HB Fuller Co. 4,758 267,400
Ingevity Corp.* 3,204 133,895
Innospec, Inc. 2,207 176,339
Intrepid Potash, Inc.* 920 30,618
Koppers Holdings, Inc. 1,702 55,928
Kronos Worldwide, Inc.(a) 2,146 11,481
LSB Industries, Inc.* 4,406 34,058
Mativ Holdings, Inc. 4,895 32,405
Minerals Technologies, Inc. 2,847 165,553
Orion SA 4,911 47,637
Perimeter Solutions, Inc.*(a) 12,234 197,334
PureCycle Technologies,
Inc.*(a) 11,488 154,054
Quaker Chemical Corp.(a) 1,239 141,766
Rayonier Advanced Materials,
Inc.* 5,855 22,483
Sensient Technologies Corp. 3,706 416,147
Solesence, Inc.*(a) 1,599 5,485
Stepan Co. 1,877 95,295
Trinseo plc(a) 2,988 7,978
Tronox Holdings plc(a) 10,313 32,898
Valhi, Inc.(a) 254 3,988
3,770,814
Commercial Services & Supplies 1 .8%
ABM Industries, Inc.(a) 5,378 248,087
ACCO Brands Corp. 7,954 29,828
Acme United Corp. 282 11,331
ACV Auctions, Inc., Class A* 14,761 209,754
BrightView Holdings, Inc.* 5,098 81,313
Brink's Co. (The) 3,805 332,329
Casella Waste Systems, Inc.,
Class A* 5,484 596,275
CECO Environmental Corp.* 2,503 112,510
Cimpress plc*(a) 1,430 79,093
CompX International, Inc.(a) 283 6,594
CoreCivic, Inc.* 9,387 188,115
Deluxe Corp. 3,872 62,339
Driven Brands Holdings,
Inc.*(a) 5,073 85,734
Ennis, Inc. 2,069 36,828
Enviri Corp.*(a) 6,574 59,166
GEO Group, Inc. (The)*(a) 12,007 311,221
Healthcare Services Group,
Inc.* 6,472 84,201
HNI Corp.(a) 4,143 213,116
Interface, Inc., Class A 5,086 104,873
Liquidity Services, Inc.*(a) 2,106 50,291
MillerKnoll, Inc.(a) 5,975 113,405
Mobile Infrastructure Corp.,
Class A*(a) 1,626 5,984
Montrose Environmental
Group, Inc.* 2,894 65,665
NL Industries, Inc. 865 5,337
OPENLANE, Inc.*(a) 9,337 230,064
Perma-Fix Environmental
Services, Inc.* 1,787 20,586
Pitney Bowes, Inc.(a) 12,266 139,342
Quad/Graphics, Inc. 3,174 16,917
Steelcase, Inc., Class A 7,619 78,704
UniFirst Corp. 1,335 228,325
Vestis Corp. 10,160 61,570

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Virco Mfg. Corp. 959 7,423
VSE Corp. 1,785 279,424
4,155,744
Communications Equipment 0 .7%
ADTRAN Holdings, Inc.*(a) 6,665 61,918
Applied Optoelectronics,
Inc.*(a) 4,729 108,152
Aviat Networks, Inc.* 956 20,650
BK Technologies Corp.* 239 9,283
Calix, Inc.* 5,155 292,237
Clearfield, Inc.*(a) 1,048 45,913
CommScope Holding Co.,
Inc.* 18,743 153,693
Digi International, Inc.* 3,104 101,221
Extreme Networks, Inc.* 11,624 205,280
Harmonic, Inc.* 9,984 84,964
Inseego Corp.* 1,103 7,302
NETGEAR, Inc.* 2,462 57,241
NetScout Systems, Inc.* 6,118 131,047
Ribbon Communications, Inc.* 7,451 28,016
Viasat, Inc.* 9,995 164,218
Viavi Solutions, Inc.* 19,608 197,060
1,668,195
Construction & Engineering 2 .3%
Ameresco, Inc., Class A* 2,685 45,430
Arcosa, Inc. 4,253 365,248
Argan, Inc. 1,164 285,157
Bowman Consulting Group
Ltd., Class A*(a) 1,213 42,067
Centuri Holdings, Inc.* 1,605 34,989
Concrete Pumping Holdings,
Inc. 1,916 13,086
Construction Partners, Inc.,
Class A*(a) 4,115 414,998
Dycom Industries, Inc.* 2,468 663,423
Fluor Corp.* 14,719 835,598
Granite Construction, Inc.(a) 3,836 362,387
Great Lakes Dredge & Dock
Corp.* 6,040 66,923
IES Holdings, Inc.*(a) 793 279,984
Limbach Holdings, Inc.* 938 128,506
Matrix Service Co.* 2,443 37,329
MYR Group, Inc.* 1,357 262,579
NWPX Infrastructure, Inc.* 760 31,753
Orion Group Holdings, Inc.* 3,548 26,291
Primoris Services Corp. 4,755 447,778
Southland Holdings, Inc.* 1,856 7,981
Sterling Infrastructure, Inc.* 2,624 702,156
Tutor Perini Corp.* 3,913 188,411
5,242,074
Construction Materials 0 .2%
Knife River Corp.*(a) 5,018 413,884
Smith-Midland Corp.* 191 6,641
Titan America SA(a) 2,080 29,848
United States Lime & Minerals,
Inc. 977 97,290
547,663
Consumer Finance 1 .2%
Atlanticus Holdings Corp.* 437 21,688
Bread Financial Holdings, Inc. 2,564 157,173
Common Stocks
Shares Value ($)
Consumer Finance
Consumer Portfolio Services,
Inc.* 1,046 8,263
Dave, Inc.* 816 192,413
Encore Capital Group, Inc.*(a) 2,065 76,157
Enova International, Inc.* 2,162 226,059
FirstCash Holdings, Inc. 3,476 463,316
Green Dot Corp., Class A* 4,930 49,892
LendingClub Corp.* 9,762 152,190
LendingTree, Inc.* 1,012 47,240
Medallion Financial Corp. 1,885 19,246
Navient Corp.(a) 6,472 83,748
Nelnet, Inc., Class A 1,224 152,718
NerdWallet, Inc., Class A* 3,690 39,077
Oportun Financial Corp.* 2,976 18,243
OppFi, Inc. 2,144 22,812
PRA Group, Inc.* 3,444 52,349
PROG Holdings, Inc. 3,655 116,375
Regional Management Corp. 706 23,467
Upstart Holdings, Inc.*(a) 7,394 604,386
Vroom, Inc.* 235 5,903
World Acceptance Corp.* 322 50,657
2,583,372
Consumer Staples Distribution & Retail 0 .5%
Andersons, Inc. (The) 2,869 103,054
Chefs' Warehouse, Inc.
(The)*(a) 3,203 219,598
Grocery Outlet Holding Corp.* 8,298 109,285
Guardian Pharmacy Services,
Inc., Class A* 1,103 23,053
HF Foods Group, Inc.* 3,603 9,764
Ingles Markets, Inc., Class A 1,250 78,663
Natural Grocers by Vitamin
Cottage, Inc. 1,126 42,664
PriceSmart, Inc.(a) 2,235 240,263
SpartanNash Co. 3,041 80,708
United Natural Foods, Inc.*(a) 5,182 143,230
Village Super Market, Inc.,
Class A 846 29,102
Weis Markets, Inc.(a) 1,415 102,460
1,181,844
Containers & Packaging 0 .3%
Ardagh Metal Packaging SA 13,235 52,411
Greif, Inc., Class A(a) 2,233 141,639
Greif, Inc., Class B 419 27,508
Myers Industries, Inc. 3,210 47,026
O-I Glass, Inc.* 13,525 175,960
Ranpak Holdings Corp., Class
A* 3,991 14,567
TriMas Corp. 2,932 104,760
563,871
Distributors 0 .0%
†
A-Mark Precious Metals, Inc.
(a) 1,532 32,601
GigaCloud Technology, Inc.,
Class A*(a) 2,165 48,215
Weyco Group, Inc. 466 13,551
94,367
Diversified Consumer Services 1 .3%
Adtalem Global Education,
Inc.* 3,241 370,349

82 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Consumer Services
American Public Education,
Inc.*(a) 1,439 42,479
Carriage Services, Inc., Class
A 1,147 51,523
Coursera, Inc.* 11,660 147,382
European Wax Center, Inc.,
Class A* 2,336 10,933
Frontdoor, Inc.* 6,532 382,122
Graham Holdings Co., Class B 279 266,216
KinderCare Learning Cos.,
Inc.* 2,971 28,551
Laureate Education, Inc.* 11,312 255,651
Lincoln Educational Services
Corp.*(a) 2,612 59,737
Matthews International Corp.,
Class A(a) 2,696 63,329
Mister Car Wash, Inc.* 8,540 49,319
Nerdy, Inc.*(a) 6,145 9,279
OneSpaWorld Holdings Ltd. 8,339 184,459
Perdoceo Education Corp. 5,416 155,873
Strategic Education, Inc. 2,117 156,965
Stride, Inc.* 3,749 480,734
Udemy, Inc.* 8,651 65,834
Universal Technical Institute,
Inc.* 4,029 129,814
2,910,549
Diversified REITs 0 .6%
Alexander & Baldwin, Inc. 6,309 113,436
Alpine Income Property Trust,
Inc. 1,233 17,323
American Assets Trust, Inc. 4,715 89,726
Armada Hoffler Properties, Inc. 7,312 49,941
Broadstone Net Lease, Inc. 16,916 274,716
CTO Realty Growth, Inc. 2,572 42,464
Essential Properties Realty
Trust, Inc. 17,430 531,441
Gladstone Commercial Corp. 4,119 54,165
Global Net Lease, Inc. 17,079 119,382
Modiv Industrial, Inc., Class C 826 11,853
One Liberty Properties, Inc. 1,527 34,174
1,338,621
Diversified Telecommunication Services 0 .4%
Anterix, Inc.* 1,126 25,009
ATN International, Inc. 914 15,675
Bandwidth, Inc., Class A*(a) 2,273 31,617
Cogent Communications
Holdings, Inc.(a) 3,950 180,081
Globalstar, Inc.*(a) 4,279 100,514
IDT Corp., Class B 1,431 84,300
Liberty Latin America Ltd.,
Class A* 2,442 17,216
Liberty Latin America Ltd.,
Class C* 11,703 83,560
Lumen Technologies, Inc.* 83,834 373,061
Shenandoah
Telecommunications Co. 4,155 60,995
972,028
Electric Utilities 1 .2%
ALLETE, Inc. 5,171 340,924
Genie Energy Ltd., Class B 1,870 37,999
Common Stocks
Shares Value ($)
Electric Utilities
Hawaiian Electric Industries,
Inc.*(a) 15,077 161,626
MGE Energy, Inc. 3,198 271,638
Oklo, Inc., Class A*(a) 9,014 690,382
Otter Tail Corp.(a) 3,407 262,952
Portland General Electric Co. 9,727 399,974
TXNM Energy, Inc. 8,141 462,327
2,627,822
Electrical Equipment 1 .9%
Allient, Inc. 1,253 50,508
American Superconductor
Corp.* 3,355 190,732
Amprius Technologies, Inc.*(a) 8,177 56,667
Array Technologies, Inc.* 13,577 88,250
Atkore, Inc. 3,071 236,528
Bloom Energy Corp., Class
A*(a) 17,974 672,048
Complete Solaria, Inc.*(a) 4,986 7,828
EnerSys 3,453 318,954
Enovix Corp.* 14,563 195,144
Eos Energy Enterprises,
Inc.*(a) 19,493 111,110
Fluence Energy, Inc.*(a) 6,697 54,380
Hyliion Holdings Corp.*(a) 11,060 16,590
KULR Technology Group,
Inc.*(a) 2,885 15,839
LSI Industries, Inc. 2,476 45,311
NANO Nuclear Energy, Inc.*(a) 2,351 83,296
Net Power, Inc.*(a) 1,885 5,429
NEXTracker, Inc., Class A* 12,439 724,696
NuScale Power Corp., Class
A*(a) 11,124 558,536
Plug Power, Inc.*(a) 80,285 120,427
Powell Industries, Inc.(a) 819 194,185
Power Solutions International,
Inc.*(a) 573 53,719
Preformed Line Products Co. 208 32,101
Shoals Technologies Group,
Inc., Class A* 14,229 76,694
SKYX Platforms Corp.*(a) 5,541 5,541
Sunrun, Inc.*(a) 18,089 185,593
T1 Energy, Inc.* 10,194 12,131
Thermon Group Holdings, Inc.* 2,897 81,927
Vicor Corp.* 1,975 87,769
4,281,933
Electronic Equipment, Instruments & Components 3 .5%
908 Devices, Inc.* 2,661 17,430
Advanced Energy Industries,
Inc.(a) 3,307 459,408
Aeva Technologies, Inc.*(a) 2,702 50,365
Arlo Technologies, Inc.* 8,673 140,503
Badger Meter, Inc. 2,600 490,776
Bel Fuse, Inc., Class A 123 14,087
Bel Fuse, Inc., Class B 901 117,166
Belden, Inc. 3,490 431,538
Benchmark Electronics, Inc. 3,145 121,082
Climb Global Solutions, Inc. 338 39,884
CTS Corp. 2,558 100,248
Daktronics, Inc.*(a) 3,549 57,565
ePlus, Inc.* 2,376 153,917

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Evolv Technologies Holdings,
Inc.*(a) 10,138 66,455
Fabrinet*(a) 3,171 1,026,548
Frequency Electronics, Inc. 561 14,923
Insight Enterprises, Inc.* 2,444 289,810
Itron, Inc.* 3,985 496,292
Kimball Electronics, Inc.* 2,288 42,923
Knowles Corp.* 7,381 149,908
Methode Electronics, Inc. 3,138 20,585
MicroVision, Inc.*(a) 23,007 25,538
Mirion Technologies, Inc.,
Class A* 18,452 412,402
Motomova, Inc.*^∞ 1,500 0
M-Tron Industries, Inc.* 211 9,280
Napco Security Technologies,
Inc. 3,039 92,781
Neonode, Inc.*(a) 925 18,657
nLight, Inc.* 4,132 86,813
Novanta, Inc.* 3,136 385,791
OSI Systems, Inc.* 1,419 313,613
Ouster, Inc.* 4,472 104,555
PAR Technology Corp.* 3,523 214,128
PC Connection, Inc. 1,026 63,191
Plexus Corp.* 2,361 301,027
Powerfleet, Inc. NJ*(a) 10,961 44,502
Red Cat Holdings, Inc.*(a) 6,605 54,689
Richardson Electronics Ltd.(a) 1,133 11,421
Rogers Corp.* 1,608 105,453
Sanmina Corp.*(a) 4,622 536,337
ScanSource, Inc.* 1,913 74,301
TTM Technologies, Inc.* 8,863 418,777
Vishay Intertechnology, Inc. 10,797 176,963
Vishay Precision Group,
Inc.*(a) 1,158 30,710
Vuzix Corp.*(a) 5,691 11,439
7,793,781
Energy Equipment & Services 1 .6%
Archrock, Inc. 14,442 337,365
Aris Water Solutions, Inc.,
Class A 2,722 57,897
Atlas Energy Solutions, Inc.,
Class A(a) 6,842 88,946
Borr Drilling Ltd.(a) 19,880 40,356
Bristow Group, Inc., Class
A*(a) 2,491 86,114
Cactus, Inc., Class A 6,013 254,410
Core Laboratories, Inc.(a) 4,048 44,285
DMC Global, Inc.* 1,761 14,246
Energy Services of America
Corp. 1,029 11,247
Expro Group Holdings NV* 9,087 97,958
Flowco Holdings, Inc., Class A 1,530 28,611
Forum Energy Technologies,
Inc.*(a) 928 18,291
Helix Energy Solutions Group,
Inc.* 12,287 72,862
Helmerich & Payne, Inc. 8,436 136,748
Innovex International, Inc.* 3,548 58,258
Kodiak Gas Services, Inc.(a) 4,722 152,662
Liberty Energy, Inc., Class A 13,711 169,194
Common Stocks
Shares Value ($)
Energy Equipment & Services
Mammoth Energy Services,
Inc.* 2,127 5,530
Nabors Industries Ltd.*(a) 1,251 43,510
National Energy Services
Reunited Corp.* 5,248 35,004
Natural Gas Services Group,
Inc.* 968 23,319
Noble Corp. plc 11,113 297,940
Oceaneering International,
Inc.* 8,337 180,913
Oil States International, Inc.* 4,481 22,360
Patterson-UTI Energy, Inc.(a) 31,456 185,905
ProFrac Holding Corp., Class
A*(a) 1,129 7,926
ProPetro Holding Corp.* 7,551 40,473
Ranger Energy Services, Inc.,
Class A 1,477 19,777
RPC, Inc.(a) 7,602 35,349
SEACOR Marine Holdings,
Inc.* 2,282 11,410
Seadrill Ltd.*(a) 5,569 162,392
Select Water Solutions, Inc.,
Class A(a) 7,895 76,029
Solaris Energy Infrastructure,
Inc., Class A 3,201 104,577
TETRA Technologies, Inc.* 11,629 47,679
Tidewater, Inc.* 4,444 222,244
Transocean Ltd.* 65,582 191,499
Valaris Ltd.* 5,606 272,620
3,655,906
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A*(a) 38,248 110,919
Atlanta Braves Holdings, Inc.,
Class A* 659 31,039
Atlanta Braves Holdings, Inc.,
Class C* 3,988 177,705
Cinemark Holdings, Inc. 9,500 255,265
CuriosityStream, Inc. 2,829 13,721
Eventbrite, Inc., Class A* 7,312 17,841
Gaia, Inc., Class A* 1,433 6,018
IMAX Corp.* 3,733 96,274
Lionsgate Studios Corp.* 16,606 98,307
Madison Square Garden
Entertainment Corp., Class
A*(a) 3,472 131,207
Marcus Corp. (The) 1,981 32,429
Playstudios, Inc.* 8,493 9,767
Playtika Holding Corp. 4,982 22,195
Reservoir Media, Inc.*(a) 1,940 15,404
Sphere Entertainment Co.*(a) 2,452 105,559
Starz Entertainment Corp.* 1,106 16,092
Vivid Seats, Inc., Class A* 6,094 9,446
1,149,188
Financial Services 2 .4%
Acacia Research Corp.* 3,597 12,733
Alerus Financial Corp. 1,924 40,673
AvidXchange Holdings, Inc.* 15,328 151,134
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,571 102,737

84 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
Better Home & Finance
Holding Co.* 539 6,975
Burford Capital Ltd. 16,773 215,533
Cannae Holdings, Inc. 4,965 106,152
Cantaloupe, Inc.* 4,853 53,723
Cass Information Systems,
Inc. 1,090 43,611
Compass Diversified Holdings 5,852 37,394
Enact Holdings, Inc. 2,617 90,967
Essent Group Ltd. 8,734 489,017
EVERTEC, Inc.(a) 5,681 205,368
Federal Agricultural Mortgage
Corp., Class C 841 144,879
Finance of America Cos., Inc.,
Class A* 402 8,655
Flywire Corp.* 10,062 109,575
HA Sustainable Infrastructure
Capital, Inc.(a) 10,778 279,905
International Money Express,
Inc.* 2,593 23,311
Jackson Financial, Inc., Class
A 6,348 555,831
loanDepot, Inc., Class A*(a) 7,270 11,559
Marqeta, Inc., Class A* 33,948 193,504
Merchants Bancorp 2,293 67,185
NCR Atleos Corp.* 6,467 197,890
NewtekOne, Inc. 2,215 25,340
NMI Holdings, Inc., Class A* 6,872 256,463
Onity Group, Inc.* 608 22,934
Pagseguro Digital Ltd., Class
A(a) 15,759 123,393
Payoneer Global, Inc.* 24,462 160,715
Paysafe Ltd.*(a) 2,891 35,126
Paysign, Inc.* 2,604 19,374
PennyMac Financial Services,
Inc. 2,571 239,463
Priority Technology Holdings,
Inc.* 1,943 13,309
Radian Group, Inc. 12,453 406,092
Remitly Global, Inc.* 13,654 225,291
Repay Holdings Corp., Class
A* 7,502 36,910
Rocket Cos., Inc., Class A 1 15
Security National Financial
Corp., Class A* 1,346 11,414
Sezzle, Inc.*(a) 1,299 201,137
StoneCo Ltd., Class A* 21,331 272,610
SWK Holdings Corp. 383 5,703
Triller Group, Inc.*(a) 9,682 5,220
Velocity Financial, Inc.* 1,032 17,131
Walker & Dunlop, Inc. 2,916 218,729
Waterstone Financial, Inc. 1,406 18,714
5,463,394
Food Products 1 .0%
Alico, Inc. 432 13,945
B&G Foods, Inc.(a) 6,446 26,429
Beyond Meat, Inc.*(a) 5,414 16,459
BRC, Inc., Class A*(a) 4,734 8,048
Calavo Growers, Inc. 1,382 36,347
Cal-Maine Foods, Inc.(a) 4,031 448,005
Dole plc 5,942 84,614
Common Stocks
Shares Value ($)
Food Products
Forafric Global plc*(a) 591 4,604
Fresh Del Monte Produce, Inc. 3,010 113,146
Hain Celestial Group, Inc.
(The)* 7,273 11,419
J & J Snack Foods Corp. 1,372 154,885
John B Sanfilippo & Son, Inc. 665 42,101
Lifeway Foods, Inc.* 375 9,457
Limoneira Co. 1,384 20,317
Mama's Creations, Inc.*(a) 2,957 24,425
Marzetti Co. (The) 1,758 312,502
Mission Produce, Inc.*(a) 4,226 52,149
Seneca Foods Corp., Class A* 413 43,253
Simply Good Foods Co. (The)* 8,289 252,483
SunOpta, Inc.* 8,535 49,759
Tootsie Roll Industries, Inc.(a) 1,492 56,592
TreeHouse Foods, Inc.* 4,447 85,471
Utz Brands, Inc. 6,342 82,636
Vital Farms, Inc.* 3,041 113,125
Westrock Coffee Co.*(a) 2,688 17,875
WK Kellogg Co. 5,676 130,832
2,210,878
Gas Utilities 1 .1%
Brookfield Infrastructure Corp.,
Class A 10,604 413,980
Chesapeake Utilities Corp. 2,008 240,719
New Jersey Resources Corp. 8,885 407,910
Northwest Natural Holding
Co.(a) 3,622 144,590
ONE Gas, Inc. 5,282 384,002
RGC Resources, Inc. 758 15,266
Southwest Gas Holdings, Inc. 5,690 444,617
Spire, Inc. 5,094 379,350
2,430,434
Ground Transportation 0 .4%
ArcBest Corp. 2,074 151,672
Covenant Logistics Group,
Inc., Class A 1,354 32,699
FTAI Infrastructure, Inc.(a) 8,364 52,442
Heartland Express, Inc. 4,265 33,352
Hertz Global Holdings, Inc.*(a) 10,875 69,709
Marten Transport Ltd. 4,996 60,751
PAMT Corp.* 683 7,739
Proficient Auto Logistics,
Inc.*(a) 1,731 11,961
RXO, Inc.* 14,145 218,540
Universal Logistics Holdings,
Inc.(a) 544 13,018
Werner Enterprises, Inc. 5,354 148,413
800,296
Health Care Equipment & Supplies 2 .7%
Accuray, Inc.* 8,369 10,963
Alphatec Holdings, Inc.*(a) 10,200 107,916
AngioDynamics, Inc.* 3,507 31,072
Anteris Technologies Global
Corp.* 1,042 3,345
Artivion, Inc.* 3,427 105,929
AtriCure, Inc.* 4,260 149,526
Avanos Medical, Inc.* 3,864 43,161
Axogen, Inc.* 3,771 49,362
Beta Bionics, Inc.*(a) 1,038 17,428

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Bioventus, Inc., Class A* 4,330 28,232
Butterfly Network, Inc.*(a) 16,941 28,969
Ceribell, Inc.*(a) 2,187 31,493
Cerus Corp.*(a) 15,938 20,401
ClearPoint Neuro, Inc.* 2,296 23,878
CONMED Corp. 2,701 138,156
CVRx, Inc.* 1,052 8,374
Delcath Systems, Inc.* 2,652 28,509
Electromed, Inc.* 603 10,981
Embecta Corp. 5,181 52,639
Enovis Corp.* 5,047 135,260
Glaukos Corp.* 4,910 422,702
Haemonetics Corp.* 4,429 327,923
ICU Medical, Inc.* 2,125 272,871
Inogen, Inc.*(a) 1,698 10,714
Integer Holdings Corp.* 3,030 328,785
Integra LifeSciences Holdings
Corp.* 5,699 74,885
iRadimed Corp. 750 43,755
iRhythm Technologies, Inc.*(a) 2,800 392,504
Kestra Medical Technologies
Ltd.*(a) 1,128 18,612
KORU Medical Systems, Inc.* 3,650 12,629
Lantheus Holdings, Inc.* 5,922 421,587
LeMaitre Vascular, Inc. 1,850 150,294
LENSAR, Inc.* 839 10,815
LivaNova plc* 4,809 202,892
Lucid Diagnostics, Inc.* 5,923 5,796
Merit Medical Systems, Inc.* 5,128 435,162
Myomo, Inc.* 2,875 5,549
Neogen Corp.* 18,873 87,759
Neuronetics, Inc.*(a) 3,203 14,061
NeuroPace, Inc.* 2,127 18,101
Novocure Ltd.* 8,939 103,424
Omnicell, Inc.* 3,979 123,389
OraSure Technologies, Inc.* 5,892 18,737
Orthofix Medical, Inc.* 3,440 37,978
OrthoPediatrics Corp.* 1,492 30,914
Outset Medical, Inc.* 1,565 25,134
PROCEPT BioRobotics
Corp.*(a) 4,613 223,777
Pro-Dex, Inc.*(a) 184 9,209
Pulmonx Corp.*(a) 3,424 6,300
Pulse Biosciences, Inc.*(a) 1,693 25,429
QuidelOrtho Corp.* 5,963 137,268
RxSight, Inc.* 3,080 23,962
Sanara Medtech, Inc.* 359 8,677
SANUWAVE Health, Inc.* 616 23,698
Semler Scientific, Inc.*(a) 741 26,565
SI-BONE, Inc.* 3,267 55,637
Sight Sciences, Inc.* 3,207 10,679
STAAR Surgical Co.*(a) 4,325 77,482
Stereotaxis, Inc.*(a) 4,929 11,189
Surmodics, Inc.* 1,095 39,310
Tactile Systems Technology,
Inc.* 2,210 22,056
Tandem Diabetes Care,
Inc.*(a) 6,019 93,776
TransMedics Group, Inc.* 2,918 347,154
Treace Medical Concepts,
Inc.* 3,965 21,292
UFP Technologies, Inc.* 669 151,455
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Utah Medical Products, Inc. 183 10,175
Varex Imaging Corp.* 3,332 24,257
Zimvie, Inc.* 2,445 45,942
6,017,855
Health Care Providers & Services 3 .2%
AdaptHealth Corp., Class A* 8,633 77,438
Addus HomeCare Corp.*(a) 1,592 169,994
agilon health, Inc.* 26,238 46,966
AirSculpt Technologies,
Inc.*(a) 886 5,856
Alignment Healthcare, Inc.* 11,189 154,184
AMN Healthcare Services,
Inc.* 3,240 59,422
Ardent Health, Inc.* 1,941 20,575
Astrana Health, Inc.* 3,683 87,876
Aveanna Healthcare Holdings,
Inc.* 4,474 17,762
BrightSpring Health Services,
Inc.* 7,435 153,533
Brookdale Senior Living, Inc.* 20,155 156,201
Castle Biosciences, Inc.* 2,508 37,996
Clover Health Investments
Corp., Class A*(a) 35,395 102,292
Community Health Systems,
Inc.*(a) 11,011 28,629
Concentra Group Holdings
Parent, Inc. 10,270 205,092
CorVel Corp.* 2,544 225,398
Cross Country Healthcare,
Inc.* 2,559 34,419
DocGo, Inc.* 9,341 12,704
Enhabit, Inc.* 3,970 26,678
Ensign Group, Inc. (The) 4,922 738,300
Fulgent Genetics, Inc.* 1,746 29,996
GeneDx Holdings Corp., Class
A* 1,650 168,218
Guardant Health, Inc.* 10,482 429,552
HealthEquity, Inc.* 7,485 726,045
Hims & Hers Health, Inc.*(a) 16,683 1,104,081
Innovage Holding Corp.* 1,617 5,368
Joint Corp. (The)* 1,371 15,136
LifeStance Health Group, Inc.* 12,281 48,878
Nano-X Imaging Ltd.*(a) 5,153 24,271
National HealthCare Corp. 1,105 106,113
National Research Corp. 1,073 13,413
NeoGenomics, Inc.* 10,979 53,138
Nutex Health, Inc.*(a) 302 25,613
Oncology Institute, Inc.
(The)*(a) 5,166 18,959
OPKO Health, Inc.*(a) 29,016 37,140
Option Care Health, Inc.* 14,463 424,489
Owens & Minor, Inc.*(a) 6,380 44,213
PACS Group, Inc.* 3,891 43,034
Pediatrix Medical Group, Inc.* 7,279 89,168
Pennant Group, Inc. (The)* 3,068 68,018
Performant Healthcare, Inc.* 6,368 22,606
Premier, Inc., Class A 8,041 172,721
Privia Health Group, Inc.* 10,103 197,211
Progyny, Inc.* 6,033 141,836
RadNet, Inc.*(a) 5,792 316,996
Select Medical Holdings Corp. 9,848 145,652

86 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Sonida Senior Living, Inc.* 577 14,090
Surgery Partners, Inc.*(a) 6,685 146,736
Talkspace, Inc.* 11,294 27,444
US Physical Therapy, Inc. 1,288 94,217
Viemed Healthcare, Inc.* 3,230 19,671
7,135,338
Health Care REITs 1 .0%
American Healthcare REIT,
Inc. 14,021 541,772
CareTrust REIT, Inc. 16,568 526,862
Community Healthcare Trust,
Inc. 2,417 37,149
Diversified Healthcare Trust 19,982 65,341
Global Medical REIT, Inc. 5,727 38,256
LTC Properties, Inc. 4,022 136,909
National Health Investors, Inc. 4,075 284,680
Sabra Health Care REIT, Inc. 20,957 377,855
Sila Realty Trust, Inc. 4,879 119,243
Strawberry Fields REIT, Inc. 638 6,546
Universal Health Realty
Income Trust 1,075 41,699
2,176,312
Health Care Technology 0 .4%
Claritev Corp.* 685 27,311
Definitive Healthcare Corp.,
Class A* 3,273 12,765
Evolent Health, Inc., Class
A*(a) 10,326 103,776
Health Catalyst, Inc.*(a) 5,112 18,659
HealthStream, Inc. 2,210 57,814
LifeMD, Inc.* 3,316 34,519
OptimizeRx Corp.* 1,329 16,772
Phreesia, Inc.* 5,030 135,609
Schrodinger, Inc.* 4,788 97,340
Simulations Plus, Inc.(a) 1,445 18,814
Teladoc Health, Inc.* 15,056 108,554
TruBridge, Inc.* 887 18,467
Waystar Holding Corp.* 8,047 297,578
947,978
Hotel & Resort REITs 0 .7%
Apple Hospitality REIT, Inc. 19,669 231,111
Braemar Hotels & Resorts, Inc. 4,771 10,496
Chatham Lodging Trust 4,365 29,769
DiamondRock Hospitality Co. 18,319 141,423
Pebblebrook Hotel Trust 10,506 105,375
RLJ Lodging Trust 13,324 98,597
Ryman Hospitality Properties,
Inc. 5,184 492,791
Service Properties Trust 13,436 35,337
Summit Hotel Properties, Inc. 9,803 51,172
Sunstone Hotel Investors, Inc. 17,240 150,850
Xenia Hotels & Resorts, Inc. 8,899 113,106
1,460,027
Hotels, Restaurants & Leisure 2 .2%
Accel Entertainment, Inc.,
Class A* 4,877 62,718
Bally's Corp.*(a) 665 6,171
Biglari Holdings, Inc., Class B* 64 19,732
BJ's Restaurants, Inc.* 1,879 66,573
Bloomin' Brands, Inc. 7,562 68,890
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Brightstar Lottery plc(a) 9,975 148,029
Brinker International, Inc.* 3,885 612,276
Cheesecake Factory, Inc.
(The)(a) 4,072 260,242
Cracker Barrel Old Country
Store, Inc. 1,946 120,652
Dave & Buster's
Entertainment, Inc.*(a) 2,397 70,088
Denny's Corp.* 4,714 17,536
Dine Brands Global, Inc.(a) 1,273 28,783
El Pollo Loco Holdings, Inc.* 2,178 22,433
First Watch Restaurant Group,
Inc.* 3,661 63,299
Genius Sports Ltd.*(a) 19,449 218,801
Global Business Travel Group
I* 8,478 54,514
Golden Entertainment, Inc.(a) 1,779 50,025
Hilton Grand Vacations, Inc.* 5,377 240,997
Inspired Entertainment, Inc.* 1,870 16,849
Jack in the Box, Inc.(a) 1,659 32,682
Krispy Kreme, Inc.(a) 7,178 25,984
Kura Sushi USA, Inc., Class
A*(a) 528 46,327
Life Time Group Holdings,
Inc.* 11,900 341,768
Lindblad Expeditions Holdings,
Inc.* 3,515 42,004
Marriott Vacations Worldwide
Corp.(a) 2,820 210,005
Monarch Casino & Resort, Inc. 1,131 116,448
Nathan's Famous, Inc. 248 23,560
Papa John's International, Inc. 2,882 122,226
Portillo's, Inc., Class A*(a) 4,980 49,601
Potbelly Corp.* 2,317 27,874
Pursuit Attractions and
Hospitality, Inc.*(a) 1,748 52,860
RCI Hospitality Holdings, Inc. 762 27,302
Red Rock Resorts, Inc., Class
A 4,264 261,596
Rush Street Interactive, Inc.* 7,754 156,321
Sabre Corp.* 32,628 98,863
Serve Robotics, Inc.*(a) 4,150 42,288
Shake Shack, Inc., Class A* 3,410 410,359
Six Flags Entertainment Corp. 8,410 251,964
Super Group SGHC Ltd. 13,982 150,307
Sweetgreen, Inc., Class A*(a) 9,202 118,522
Target Hospitality Corp.* 3,085 23,415
United Parks & Resorts,
Inc.*(a) 2,378 112,551
Xponential Fitness, Inc., Class
A* 2,683 28,064
4,921,499
Household Durables 1 .7%
Bassett Furniture Industries,
Inc. 611 9,666
Beazer Homes USA, Inc.*(a) 2,507 58,914
Cavco Industries, Inc.* 668 269,652
Century Communities, Inc. 2,388 134,421
Champion Homes, Inc.* 4,769 290,432
Cricut, Inc., Class A(a) 4,527 22,182

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Household Durables
Dream Finders Homes, Inc.,
Class A*(a) 2,642 66,895
Ethan Allen Interiors, Inc. 2,061 61,356
Flexsteel Industries, Inc.(a) 417 14,182
Green Brick Partners, Inc.* 2,779 172,131
Hamilton Beach Brands
Holding Co., Class A 757 11,786
Helen of Troy Ltd.*(a) 1,951 42,883
Hovnanian Enterprises, Inc.,
Class A* 435 51,969
Installed Building Products,
Inc. 2,051 414,897
KB Home 6,133 338,910
La-Z-Boy, Inc.(a) 3,650 131,290
Legacy Housing Corp.* 602 13,473
Leggett & Platt, Inc. 11,715 111,878
LGI Homes, Inc.* 1,806 96,206
Lovesac Co. (The)*(a) 1,259 22,675
M/I Homes, Inc.* 2,344 281,725
Meritage Homes Corp. 6,240 420,202
Sonos, Inc.* 10,276 111,084
Taylor Morrison Home Corp.,
Class A* 8,571 508,089
Traeger, Inc.* 3,767 6,103
Tri Pointe Homes, Inc.* 7,961 245,199
3,908,200
Household Products 0 .3%
Central Garden & Pet Co.* 899 35,079
Central Garden & Pet Co.,
Class A* 4,491 159,520
Energizer Holdings, Inc.(a) 5,838 131,472
Oil-Dri Corp. of America 804 45,346
Spectrum Brands Holdings,
Inc. 2,267 121,307
WD-40 Co. 1,182 253,421
746,145
Independent Power and Renewable Electricity Producers
0 .2%
Hallador Energy Co.* 2,721 47,999
Montauk Renewables, Inc.*(a) 5,920 12,846
Ormat Technologies, Inc.(a) 5,363 479,506
540,351
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 2,269 69,794
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 4,555 24,233
Innovative Industrial
Properties, Inc. 2,405 124,338
LXP Industrial Trust 25,941 201,302
Plymouth Industrial REIT, Inc. 3,803 55,220
Terreno Realty Corp. 8,976 498,078
903,171
Insurance 2 .0%
Ambac Financial Group, Inc.* 4,156 34,910
American Coastal Insurance
Corp. 1,957 20,372
AMERISAFE, Inc. 1,678 75,141
Common Stocks
Shares Value ($)
Insurance
Baldwin Insurance Group, Inc.
(The), Class A*(a) 6,190 228,040
Bowhead Specialty Holdings,
Inc.* 1,335 43,388
Citizens, Inc., Class A*(a) 3,897 14,887
CNO Financial Group, Inc. 8,993 331,302
Crawford & Co., Class A 1,135 10,862
Donegal Group, Inc., Class A 1,421 24,370
eHealth, Inc.* 2,613 8,884
Employers Holdings, Inc. 2,066 85,284
F&G Annuities & Life, Inc. 1,875 59,831
Fidelis Insurance Holdings Ltd. 5,365 81,065
Genworth Financial, Inc.,
Class A* 36,428 286,324
GoHealth, Inc., Class A* 471 2,887
Goosehead Insurance, Inc.,
Class A 2,100 190,911
Greenlight Capital Re Ltd.,
Class A* 2,284 29,692
Hamilton Insurance Group
Ltd., Class B* 4,128 88,711
HCI Group, Inc. 781 109,371
Heritage Insurance Holdings,
Inc.* 2,051 43,256
Hippo Holdings, Inc.* 1,604 41,447
Horace Mann Educators Corp. 3,537 150,429
Investors Title Co. 131 27,670
James River Group Holdings
Ltd. 2,974 16,952
Kestrel Group Ltd.*(a) 163 4,430
Kingstone Cos., Inc.* 1,002 16,423
Kingsway Financial Services,
Inc.* 1,589 22,214
Lemonade, Inc.*(a) 4,897 184,519
MBIA, Inc.* 3,927 20,931
Mercury General Corp. 2,369 164,053
NI Holdings, Inc.* 413 5,262
Oscar Health, Inc., Class A*(a) 16,091 226,079
Palomar Holdings, Inc.* 2,324 307,907
ProAssurance Corp.* 4,492 106,730
Root, Inc., Class A* 938 113,526
Safety Insurance Group, Inc. 1,327 93,354
Selective Insurance Group,
Inc. 5,338 416,204
Selectquote, Inc.* 11,403 20,069
SiriusPoint Ltd.* 5,959 116,856
Skyward Specialty Insurance
Group, Inc.* 3,153 159,479
Stewart Information Services
Corp. 2,490 161,676
Tiptree, Inc., Class A 2,204 45,799
Trupanion, Inc.* 3,266 154,841
United Fire Group, Inc. 1,888 50,126
Universal Insurance Holdings,
Inc. 2,328 55,034
4,451,498
Interactive Media & Services 0 .7%
Angi, Inc., Class A* 3,820 61,960
Arena Group Holdings, Inc.
(The)* 1,109 6,776
Bumble, Inc., Class A* 6,818 53,044

88 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Interactive Media & Services
Cargurus, Inc., Class A* 7,273 238,700
Cars.com, Inc.* 5,178 66,641
EverQuote, Inc., Class A* 2,404 59,114
fuboTV, Inc.*(a) 28,388 112,984
Getty Images Holdings,
Inc.*(a) 9,139 16,176
Grindr, Inc.*(a) 2,926 51,147
MediaAlpha, Inc., Class A* 2,756 27,615
Nextdoor Holdings, Inc.* 16,313 28,548
QuinStreet, Inc.* 4,939 81,049
Rumble, Inc.* 6,928 58,472
Shutterstock, Inc. 2,059 39,450
Teads Holding Co.* 3,745 9,475
Travelzoo*(a) 553 5,525
TripAdvisor, Inc.* 10,212 178,608
TrueCar, Inc.* 6,760 12,371
Vimeo, Inc.* 12,941 49,046
Webtoon Entertainment,
Inc.*(a) 1,901 19,086
Yelp, Inc., Class A* 5,446 187,506
Ziff Davis, Inc.* 3,797 118,163
ZipRecruiter, Inc., Class A*(a) 5,931 24,910
1,506,366
IT Services 0 .5%
Applied Digital Corp.* 15,587 204,813
ASGN, Inc.* 3,743 187,674
Backblaze, Inc., Class A* 4,922 24,561
BigBear.ai Holdings, Inc.*(a) 25,475 161,766
Commerce.com, Inc., Series
1* 5,753 27,499
Couchbase, Inc.* 3,656 88,695
Crexendo, Inc.* 1,241 6,912
CSP, Inc. 592 6,074
DigitalOcean Holdings, Inc.*(a) 5,701 158,830
Fastly, Inc., Class A* 12,447 84,515
Grid Dynamics Holdings, Inc.* 5,976 56,712
Hackett Group, Inc. (The) 2,220 51,926
Information Services Group,
Inc. 2,880 12,413
Rackspace Technology, Inc.* 6,105 7,387
TSS, Inc.* 1,606 43,683
Tucows, Inc., Class A*(a) 629 10,838
Unisys Corp.* 5,312 21,939
VTEX, Class A* 5,035 30,059
1,186,296
Leisure Products 0 .5%
Acushnet Holdings Corp.(a) 2,426 193,158
American Outdoor Brands,
Inc.* 1,035 9,739
Clarus Corp.(a) 2,530 9,108
Escalade, Inc. 942 11,577
Funko, Inc., Class A* 2,354 9,039
JAKKS Pacific, Inc.(a) 684 12,114
Johnson Outdoors, Inc., Class
A 496 16,467
Latham Group, Inc.* 3,682 24,964
Malibu Boats, Inc., Class A*(a) 1,780 59,292
Marine Products Corp.(a) 694 5,961
MasterCraft Boat Holdings,
Inc.*(a) 1,550 29,977
Outdoor Holding Co.*(a) 8,211 9,689
Common Stocks
Shares Value ($)
Leisure Products
Peloton Interactive, Inc., Class
A*(a) 32,386 231,236
Polaris, Inc. 4,691 248,201
Smith & Wesson Brands, Inc.
(a) 3,565 28,342
Sturm Ruger & Co., Inc.(a) 1,398 47,756
Topgolf Callaway Brands
Corp.* 11,374 105,210
1,051,830
Life Sciences Tools & Services 0 .4%
10X Genomics, Inc., Class A* 9,313 125,260
Adaptive Biotechnologies
Corp.* 13,144 134,595
Alpha Teknova, Inc.*(a) 1,234 5,578
Azenta, Inc.* 3,605 117,884
BioLife Solutions, Inc.*(a) 3,460 73,560
Codexis, Inc.* 6,619 17,739
CryoPort, Inc.* 3,777 27,685
Cytek Biosciences, Inc.* 9,764 35,150
Fortrea Holdings, Inc.* 8,068 46,310
Ginkgo Bioworks Holdings,
Inc.*(a) 3,435 45,136
Lifecore Biomedical, Inc.* 2,699 18,893
Maravai LifeSciences
Holdings, Inc., Class A* 10,231 23,941
MaxCyte, Inc.* 9,573 19,720
Mesa Laboratories, Inc.(a) 462 35,334
Niagen Bioscience, Inc.*(a) 4,492 42,000
OmniAb, Inc.* 7,732 14,768
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.*(a) 23,268 32,110
Personalis, Inc.* 4,432 24,287
Quanterix Corp.* 3,110 18,473
Quantum-Si, Inc.*(a) 12,492 18,488
Standard BioTools, Inc.* 24,356 32,393
909,304
Machinery 4 .0%
3D Systems Corp.*(a) 12,081 19,692
Aebi Schmidt Holding AG* 2,892 29,788
AirJoule Technologies Corp.* 1,755 7,231
Alamo Group, Inc. 902 200,767
Albany International Corp.,
Class A 2,623 142,140
Astec Industries, Inc. 1,970 78,130
Atmus Filtration Technologies,
Inc.(a) 7,337 285,483
Blue Bird Corp.*(a) 2,779 124,471
Chart Industries, Inc.* 3,972 789,753
Columbus McKinnon Corp. 2,433 35,643
Douglas Dynamics, Inc. 1,942 55,541
Eastern Co. (The) 452 10,419
Energy Recovery, Inc.* 4,662 62,704
Enerpac Tool Group Corp.,
Class A 4,686 180,458
Enpro, Inc.(a) 1,832 389,135
ESCO Technologies, Inc.(a) 2,281 441,830
Federal Signal Corp.(a) 5,268 666,771
Franklin Electric Co., Inc. 3,489 327,791
Gencor Industries, Inc.* 997 14,536
Gorman-Rupp Co. (The) 1,785 73,471

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Machinery
Graham Corp.* 921 52,635
Greenbrier Cos., Inc. (The) 2,771 126,080
Helios Technologies, Inc. 2,916 106,988
Hillenbrand, Inc. 6,139 127,139
Hillman Solutions Corp.* 17,583 138,730
Hyster-Yale, Inc. 1,059 44,489
JBT Marel Corp. 4,580 631,124
Kadant, Inc.(a) 1,032 343,419
Kennametal, Inc.(a) 6,701 165,917
L B Foster Co., Class A*(a) 825 19,387
Lindsay Corp. 942 128,592
Luxfer Holdings plc 2,098 25,218
Manitowoc Co., Inc. (The)* 3,270 41,692
Mayville Engineering Co., Inc.* 1,045 17,525
Microvast Holdings, Inc.* 17,471 55,383
Miller Industries, Inc. 909 37,042
Mueller Water Products, Inc.,
Class A 13,674 338,568
Omega Flex, Inc. 351 11,197
Palladyne AI Corp.*(a) 2,259 18,479
Park-Ohio Holdings Corp. 794 13,022
Proto Labs, Inc.* 2,083 89,819
REV Group, Inc.(a) 4,475 221,736
Richtech Robotics, Inc., Class
B*(a) 6,057 11,508
SPX Technologies, Inc.* 3,989 727,554
Standex International Corp. 1,034 170,341
Tennant Co. 1,643 135,613
Terex Corp. 5,684 289,088
Titan International, Inc.* 4,014 33,958
Trinity Industries, Inc. 7,273 169,461
Wabash National Corp. 3,653 36,384
Watts Water Technologies,
Inc., Class A 2,401 629,830
Worthington Enterprises, Inc. 2,740 169,798
9,063,470
Marine Transportation 0 .2%
Costamare Bulkers Holdings
Ltd.* 696 6,264
Costamare, Inc. 3,482 35,133
Genco Shipping & Trading Ltd.
(a) 3,480 55,436
Golden Ocean Group Ltd.(a) 9,048 73,832
Himalaya Shipping Ltd.(a) 2,040 13,913
Matson, Inc. 2,878 307,313
Pangaea Logistics Solutions
Ltd. 2,586 12,594
Safe Bulkers, Inc. 5,634 22,141
526,626
Media 0 .8%
Advantage Solutions, Inc.*(a) 9,885 13,542
Altice USA, Inc., Class A*(a) 22,939 59,641
AMC Networks, Inc., Class
A*(a) 2,690 16,113
Boston Omaha Corp., Class
A*(a) 2,239 30,115
Cable One, Inc.(a) 447 57,207
EchoStar Corp., Class A*(a) 11,900 387,821
Emerald Holding, Inc. 1,555 7,728
Entravision Communications
Corp., Class A 5,926 13,096
Common Stocks
Shares Value ($)
Media
EW Scripps Co. (The), Class
A* 4,952 14,807
Gambling.com Group Ltd.* 1,339 14,153
Gannett Co., Inc.* 12,287 46,813
Gray Media, Inc. 7,472 33,699
Ibotta, Inc., Class A*(a) 1,152 41,875
iHeartMedia, Inc., Class A* 9,650 18,046
Integral Ad Science Holding
Corp.*(a) 6,799 55,752
John Wiley & Sons, Inc., Class
A 3,617 139,616
Magnite, Inc.* 12,310 283,253
National CineMedia, Inc. 6,550 31,506
Newsmax, Inc., Class B* 657 8,732
Nexxen International Ltd.* 3,325 34,181
PubMatic, Inc., Class A* 3,818 45,854
Scholastic Corp.(a) 2,012 49,636
Sinclair, Inc. 3,447 49,844
Stagwell, Inc., Class A*(a) 10,172 58,286
TechTarget, Inc.*(a) 2,014 14,581
TEGNA, Inc. 14,140 236,138
Thryv Holdings, Inc.* 3,003 39,519
WideOpenWest, Inc.* 3,670 12,368
1,813,922
Metals & Mining 1 .5%
Alpha Metallurgical Resources,
Inc.* 1,029 121,494
American Battery Technology
Co.*(a) 7,002 15,194
Ascent Industries Co.* 640 8,211
Caledonia Mining Corp. plc 1,553 30,579
Century Aluminum Co.*(a) 4,485 94,992
Coeur Mining, Inc.*(a) 56,228 488,621
Commercial Metals Co. 9,957 516,370
Compass Minerals
International, Inc.* 3,168 63,138
Constellium SE, Class A* 12,548 172,033
Contango ORE, Inc.* 704 13,123
Critical Metals Corp.* 3,201 12,068
Dakota Gold Corp.* 7,613 27,407
Ferroglobe plc 11,092 46,919
Friedman Industries, Inc.(a) 524 7,944
Hecla Mining Co. 52,227 299,783
Idaho Strategic Resources,
Inc.* 1,105 18,122
Ivanhoe Electric, Inc.*(a) 7,692 73,535
Kaiser Aluminum Corp. 1,374 106,224
Lifezone Metals Ltd.*(a) 1,866 8,229
MAC Copper Ltd., Class A* 6,322 76,054
Materion Corp. 1,839 193,647
Metallus, Inc.*(a) 3,527 55,727
NioCorp Developments Ltd.* 4,575 12,901
Novagold Resources, Inc.* 21,937 113,853
Olympic Steel, Inc. 906 28,177
Perpetua Resources Corp.* 4,068 61,427
Piedmont Lithium, Inc.*(a) 1,592 11,622
Ramaco Resources, Inc.,
Class A 3,112 63,329
Ryerson Holding Corp. 2,404 49,522
SSR Mining, Inc.* 17,594 210,248
SunCoke Energy, Inc. 7,369 54,457

90 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Metals & Mining
Tredegar Corp.* 2,499 21,766
United States Antimony Corp.* 8,106 24,804
US Gold Corp.*(a) 989 10,108
Vox Royalty Corp. 3,344 10,600
Warrior Met Coal, Inc.(a) 4,645 238,660
Worthington Steel, Inc. 2,805 85,609
3,446,497
Mortgage Real Estate Investment Trusts (REITs) 0 .9%
ACRES Commercial Realty
Corp.* 539 10,608
Advanced Flower Capital, Inc. 1,587 6,999
AG Mortgage Investment
Trust, Inc. 2,700 20,412
Angel Oak Mortgage REIT, Inc. 1,198 11,094
Apollo Commercial Real
Estate Finance, Inc. 12,228 117,633
Arbor Realty Trust, Inc. 15,526 173,270
Ares Commercial Real Estate
Corp. 4,706 21,036
ARMOUR Residential REIT,
Inc. 7,380 120,368
Blackstone Mortgage Trust,
Inc., Class A 14,580 269,438
BrightSpire Capital, Inc., Class
A 11,786 61,051
Chicago Atlantic Real Estate
Finance, Inc. 1,549 20,122
Chimera Investment Corp. 6,971 93,202
Claros Mortgage Trust, Inc. 7,648 21,797
Dynex Capital, Inc. 9,498 118,155
Ellington Financial, Inc. 8,143 103,335
Franklin BSP Realty Trust, Inc. 6,840 69,084
Invesco Mortgage Capital, Inc. 5,915 44,658
KKR Real Estate Finance
Trust, Inc. 4,844 43,790
Ladder Capital Corp., Class A 10,310 112,585
Lument Finance Trust, Inc. 3,325 7,182
MFA Financial, Inc. 8,926 81,137
New York Mortgage Trust, Inc. 7,598 48,095
Nexpoint Real Estate Finance,
Inc. 595 8,211
Orchid Island Capital, Inc. 9,590 66,746
PennyMac Mortgage
Investment Trust 7,595 89,545
Ready Capital Corp. 14,349 60,409
Redwood Trust, Inc. 11,244 61,392
Rithm Property Trust, Inc. 3,617 9,404
Seven Hills Realty Trust 1,185 12,194
Sunrise Realty Trust, Inc. 773 7,738
TPG RE Finance Trust, Inc. 6,164 53,627
Two Harbors Investment Corp. 9,432 91,962
2,036,279
Multi-Utilities 0 .4%
Avista Corp. 7,131 265,987
Black Hills Corp. 6,449 372,623
Northwestern Energy Group,
Inc. 5,450 292,665
Unitil Corp. 1,359 70,097
1,001,372
Common Stocks
Shares Value ($)
Office REITs 0 .7%
Brandywine Realty Trust 14,522 58,088
City Office REIT, Inc. 3,848 26,705
COPT Defense Properties 10,078 274,928
Douglas Emmett, Inc. 11,329 171,748
Easterly Government
Properties, Inc., Class A 3,510 77,220
Empire State Realty Trust,
Inc., Class A 11,903 86,178
Franklin Street Properties
Corp. 8,093 13,353
Hudson Pacific Properties, Inc. 27,790 68,085
JBG SMITH Properties 6,494 137,543
NET Lease Office Properties* 1,384 45,935
Paramount Group, Inc. 16,016 98,018
Peakstone Realty Trust 3,151 42,854
Piedmont Realty Trust, Inc.,
Class A 10,640 80,438
Postal Realty Trust, Inc., Class
A 2,023 27,735
SL Green Realty Corp. 6,354 363,767
1,572,595
Oil, Gas & Consumable Fuels 3 .2%
Ardmore Shipping Corp. 3,080 33,510
Berry Corp. 6,941 20,962
BKV Corp.* 1,455 30,031
California Resources Corp. 5,743 276,698
Calumet, Inc.* 6,043 96,325
Centrus Energy Corp., Class
A*(a) 1,297 279,374
Clean Energy Fuels Corp.* 13,617 27,642
CNX Resources Corp.* 12,521 379,511
Comstock Resources, Inc.* 6,515 116,423
Core Natural Resources, Inc. 4,640 342,478
Crescent Energy Co., Class A 15,753 145,558
CVR Energy, Inc. 2,863 76,671
Delek US Holdings, Inc. 5,518 123,438
DHT Holdings, Inc. 11,129 123,421
Diversified Energy Co. plc
Reg. S 4,817 72,544
Dorian LPG Ltd. 3,189 91,811
Empire Petroleum Corp.*(a) 1,204 5,442
Encore Energy Corp.*(a) 14,810 39,098
Energy Fuels, Inc.*(a) 18,226 165,674
Epsilon Energy Ltd. 1,412 8,825
Evolution Petroleum Corp.(a) 2,985 14,418
Excelerate Energy, Inc., Class
A 2,062 52,911
FLEX LNG Ltd.(a) 2,758 69,143
FutureFuel Corp. 2,157 8,736
Gevo, Inc.*(a) 20,036 26,047
Golar LNG Ltd. 8,754 360,315
Granite Ridge Resources, Inc.
(a) 4,633 24,045
Green Plains, Inc.* 5,212 43,103
Gulfport Energy Corp.* 1,331 231,767
HighPeak Energy, Inc.(a) 1,512 15,075
Infinity Natural Resources,
Inc., Class A* 1,272 18,966
International Seaways, Inc.(a) 3,563 142,164
Kinetik Holdings, Inc., Class
A(a) 3,869 167,837

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kolibri Global Energy, Inc.* 3,036 18,641
Kosmos Energy Ltd.*(a) 39,786 85,540
Lightbridge Corp.*(a) 1,654 22,296
Magnolia Oil & Gas Corp.,
Class A(a) 16,215 386,241
Murphy Oil Corp. 12,005 297,844
NACCO Industries, Inc., Class
A 402 15,244
Navigator Holdings Ltd. 2,774 43,746
New Fortress Energy, Inc.(a) 15,030 40,957
NextDecade Corp.* 11,725 133,196
NextNRG, Inc.*(a) 2,209 2,938
Nordic American Tankers Ltd. 18,361 51,227
Northern Oil & Gas, Inc.(a) 8,321 234,319
OPAL Fuels, Inc., Class A* 2,431 5,761
Par Pacific Holdings, Inc.* 4,632 145,352
PBF Energy, Inc., Class A(a) 7,398 167,195
Peabody Energy Corp.(a) 10,820 174,743
Prairie Operating Co.* 1,988 6,143
PrimeEnergy Resources
Corp.*(a) 68 11,463
REX American Resources
Corp.* 1,256 65,664
Riley Exploration Permian, Inc.
(a) 1,050 27,552
Sable Offshore Corp.*(a) 5,995 183,867
SandRidge Energy, Inc. 2,887 29,996
Scorpio Tankers, Inc. 3,854 174,239
SFL Corp. Ltd.(a) 10,419 95,646
Sitio Royalties Corp., Class A 6,763 122,884
SM Energy Co. 10,076 277,997
Summit Midstream Corp.* 843 21,480
Talos Energy, Inc.* 10,740 91,827
Teekay Corp. Ltd. 4,309 31,025
Teekay Tankers Ltd., Class A 2,115 89,570
Uranium Energy Corp.* 37,319 323,556
VAALCO Energy, Inc. 8,787 32,688
Vital Energy, Inc.* 2,761 51,603
Vitesse Energy, Inc.(a) 2,531 60,567
W&T Offshore, Inc.(a) 9,007 15,942
World Kinect Corp.(a) 4,964 135,368
7,304,280
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,528 34,472
Magnera Corp.*(a) 2,924 36,404
Sylvamo Corp. 3,035 139,822
210,698
Passenger Airlines 0 .6%
Allegiant Travel Co.*(a) 1,314 67,855
Blade Air Mobility, Inc.* 5,043 20,121
Frontier Group Holdings, Inc.* 7,453 32,644
JetBlue Airways Corp.* 28,261 125,479
Joby Aviation, Inc.*(a) 40,504 674,797
SkyWest, Inc.* 3,553 412,006
Spirit Aviation Holdings, Inc.* 1,329 5,436
Sun Country Airlines Holdings,
Inc.* 4,502 52,178
1,390,516
Personal Care Products 0 .3%
Beauty Health Co. (The)* 11,079 17,062
Common Stocks
Shares Value ($)
Personal Care Products
Edgewell Personal Care Co. 4,071 102,711
FitLife Brands, Inc.*(a) 518 6,475
Herbalife Ltd.*(a) 9,124 83,941
Honest Co., Inc. (The)*(a) 8,692 40,070
Interparfums, Inc.(a) 1,585 191,151
Lifevantage Corp. 924 11,596
Medifast, Inc.*(a) 929 12,792
Nature's Sunshine Products,
Inc.* 1,134 15,887
Nu Skin Enterprises, Inc.,
Class A 4,502 37,727
Olaplex Holdings, Inc.* 12,671 17,613
USANA Health Sciences, Inc.* 1,073 31,535
Waldencast plc, Class A*(a) 2,215 3,943
572,503
Pharmaceuticals 1 .8%
Aardvark Therapeutics,
Inc.*(a) 480 5,765
Aclaris Therapeutics, Inc.* 7,915 12,110
Alumis, Inc.*(a) 4,957 20,522
Amneal Pharmaceuticals, Inc.* 13,835 108,190
Amphastar Pharmaceuticals,
Inc.*(a) 3,145 65,888
Amylyx Pharmaceuticals, Inc.* 6,083 48,847
ANI Pharmaceuticals, Inc.* 1,564 99,079
Aquestive Therapeutics,
Inc.*(a) 6,819 26,185
Arvinas, Inc.* 5,642 41,977
Atea Pharmaceuticals, Inc.* 7,410 26,972
Avadel Pharmaceuticals plc,
ADR* 8,048 84,585
Axsome Therapeutics, Inc.*(a) 3,551 360,000
BioAge Labs, Inc.*(a) 1,790 7,876
Biote Corp., Class A* 2,391 9,731
Collegium Pharmaceutical,
Inc.* 2,787 83,220
CorMedix, Inc.*(a) 5,847 68,235
Crinetics Pharmaceuticals,
Inc.* 7,827 223,774
Edgewise Therapeutics,
Inc.*(a) 6,178 88,098
Enliven Therapeutics, Inc.* 2,935 55,207
Esperion Therapeutics, Inc.* 17,312 24,583
Eton Pharmaceuticals, Inc.* 2,248 31,832
Evolus, Inc.*(a) 4,971 44,341
EyePoint Pharmaceuticals,
Inc.* 5,586 54,855
Fulcrum Therapeutics, Inc.* 4,440 29,881
Harmony Biosciences
Holdings, Inc.* 3,836 134,950
Harrow, Inc.* 2,660 84,482
Indivior plc*(a) 10,636 214,847
Innoviva, Inc.* 5,484 99,644
Journey Medical Corp.* 1,020 7,497
LENZ Therapeutics, Inc.*(a) 1,566 46,620
Ligand Pharmaceuticals, Inc.* 1,675 220,397
Liquidia Corp.*(a) 5,661 105,804
Maze Therapeutics, Inc.*(a) 630 9,293
MBX Biosciences, Inc.*(a) 1,526 20,220
MediWound Ltd.*(a) 728 13,570

92 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Mind Medicine MindMed,
Inc.*(a) 6,897 62,694
Nuvation Bio, Inc.*(a) 21,884 51,646
Ocular Therapeutix, Inc.* 12,366 143,198
Omeros Corp.*(a) 4,782 18,506
Pacira BioSciences, Inc.* 4,092 86,300
Phathom Pharmaceuticals,
Inc.*(a) 3,717 31,743
Phibro Animal Health Corp.,
Class A 1,704 45,156
Prestige Consumer
Healthcare, Inc.* 4,343 321,165
Rapport Therapeutics, Inc.* 1,542 22,143
scPharmaceuticals, Inc.* 2,733 13,884
Septerna, Inc.*(a) 1,574 19,533
SIGA Technologies, Inc. 4,172 27,577
Supernus Pharmaceuticals,
Inc.* 4,737 166,269
Tarsus Pharmaceuticals, Inc.* 3,417 132,648
Terns Pharmaceuticals,
Inc.*(a) 6,388 37,242
Theravance Biopharma, Inc.* 3,452 38,524
Third Harmonic Bio, Inc.*∞ 1,819 9,786
Trevi Therapeutics, Inc.* 6,218 46,044
Tvardi Therapeutics, Inc.* 296 7,684
WaVe Life Sciences Ltd.* 9,852 79,801
Xeris Biopharma Holdings,
Inc.* 13,509 68,761
Zevra Therapeutics, Inc.* 4,521 50,228
4,059,609
Professional Services 2 .0%
Acuren Corp.*(a) 9,009 99,910
Alight, Inc., Class A 37,783 202,517
Asure Software, Inc.* 1,830 17,751
Barrett Business Services, Inc.
(a) 2,194 100,858
BlackSky Technology, Inc.*(a) 2,523 48,543
CBIZ, Inc.* 4,589 280,480
Conduent, Inc.* 14,190 37,746
CRA International, Inc. 577 101,933
CSG Systems International,
Inc. 2,459 153,589
Exponent, Inc. 4,450 306,872
First Advantage Corp.* 6,944 120,062
Forrester Research, Inc.* 1,137 11,074
Franklin Covey Co.* 949 18,705
Heidrick & Struggles
International, Inc. 1,800 80,154
HireQuest, Inc. 507 5,187
Huron Consulting Group, Inc.* 1,502 198,384
IBEX Holdings Ltd.* 984 29,097
ICF International, Inc. 1,634 137,076
Innodata, Inc.*(a) 2,669 146,528
Insperity, Inc. 3,169 188,809
Kelly Services, Inc., Class A 2,865 35,096
Kforce, Inc.(a) 1,613 56,213
Korn Ferry(a) 4,544 322,033
Legalzoom.com, Inc.* 9,783 87,949
Maximus, Inc. 4,974 367,380
Mistras Group, Inc.* 1,136 9,020
NV5 Global, Inc.* 5,154 115,707
Common Stocks
Shares Value ($)
Professional Services
Planet Labs PBC* 18,308 114,425
RCM Technologies, Inc.* 412 9,933
Resolute Holdings
Management, Inc.*(a) 387 15,685
Resources Connection, Inc. 2,989 15,124
Skillsoft Corp.* 439 6,260
Spire Global, Inc.*(a) 2,697 27,051
TriNet Group, Inc. 2,630 178,340
TrueBlue, Inc.* 2,364 17,068
TTEC Holdings, Inc.*(a) 1,924 9,582
Upwork, Inc.* 10,835 129,587
Verra Mobility Corp., Class A* 14,055 355,029
Willdan Group, Inc.* 1,221 104,151
WNS Holdings Ltd.* 3,561 266,327
4,527,235
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.*(a) 278 3,489
Anywhere Real Estate, Inc.* 9,109 42,084
Compass, Inc., Class A* 40,077 318,211
Cushman & Wakefield plc* 14,864 181,192
Douglas Elliman, Inc.* 6,515 17,916
eXp World Holdings, Inc.(a) 7,001 75,471
Forestar Group, Inc.* 1,762 43,698
FRP Holdings, Inc.* 1,036 27,350
Kennedy-Wilson Holdings, Inc. 10,778 78,895
Marcus & Millichap, Inc.(a) 2,093 65,218
Maui Land & Pineapple Co.,
Inc.* 714 12,145
Newmark Group, Inc., Class A 12,190 184,922
RE/MAX Holdings, Inc., Class
A* 1,632 12,550
Real Brokerage, Inc. (The)* 8,852 34,965
RMR Group, Inc. (The), Class
A(a) 1,446 23,223
Seaport Entertainment Group,
Inc.*(a) 619 14,280
St Joe Co. (The)(a) 3,373 170,337
Stratus Properties, Inc.* 455 7,250
Tejon Ranch Co.*(a) 1,989 35,723
Transcontinental Realty
Investors, Inc.* 160 6,560
1,355,479
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A 11,585 97,430
BRT Apartments Corp. 1,127 16,398
Centerspace 1,489 81,046
Clipper Realty, Inc. 1,519 5,286
Elme Communities 7,582 114,337
Independence Realty Trust,
Inc. 20,456 343,047
NexPoint Residential Trust,
Inc. 1,954 60,926
UMH Properties, Inc. 6,933 112,869
Veris Residential, Inc. 7,114 100,165
931,504
Retail REITs 1 .3%
Acadia Realty Trust 11,774 220,409
Alexander's, Inc. 192 48,228

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Retail REITs
CBL & Associates Properties,
Inc. 1,676 45,353
Curbline Properties Corp. 8,589 189,817
FrontView REIT, Inc. 1,768 20,809
Getty Realty Corp. 4,650 129,224
InvenTrust Properties Corp. 7,044 194,203
Kite Realty Group Trust 19,501 428,632
Macerich Co. (The) 22,461 375,323
NETSTREIT Corp. 7,339 133,790
Phillips Edison & Co., Inc. 11,114 375,542
Saul Centers, Inc. 1,101 35,474
SITE Centers Corp. 4,517 48,648
Tanger, Inc. 9,876 296,478
Urban Edge Properties 10,938 215,697
Whitestone REIT 4,399 53,624
2,811,251
Semiconductors & Semiconductor Equipment 3 .0%
ACM Research, Inc., Class A* 4,419 134,161
Aehr Test Systems*(a) 2,448 41,371
Aeluma, Inc.*(a) 827 18,293
Alpha & Omega
Semiconductor Ltd.* 2,271 57,842
Ambarella, Inc.* 3,579 236,536
Atomera, Inc.* 2,562 12,810
Axcelis Technologies, Inc.* 2,829 191,495
CEVA, Inc.* 2,013 43,018
Cohu, Inc.* 3,939 70,351
Credo Technology Group
Holding Ltd.* 12,860 1,434,533
Diodes, Inc.*(a) 4,079 201,380
FormFactor, Inc.* 6,752 191,824
Ichor Holdings Ltd.* 3,052 60,399
Impinj, Inc.*(a) 2,281 352,597
indie Semiconductor, Inc.,
Class A*(a) 17,073 66,755
Kopin Corp.* 13,071 23,397
Kulicke & Soffa Industries, Inc.
(a) 4,631 151,712
MaxLinear, Inc., Class A* 6,931 109,648
Navitas Semiconductor Corp.,
Class A*(a) 11,541 84,596
NVE Corp.(a) 453 28,689
PDF Solutions, Inc.* 2,724 60,555
Penguin Solutions, Inc.*(a) 4,804 113,230
Photronics, Inc.* 5,452 111,003
Power Integrations, Inc. 5,019 243,522
Rambus, Inc.* 9,485 701,226
Rigetti Computing, Inc.*(a) 24,842 360,209
Semtech Corp.*(a) 7,655 391,171
Silicon Laboratories, Inc.* 2,835 373,568
SiTime Corp.* 1,853 375,881
SkyWater Technology, Inc.*(a) 2,056 18,401
Synaptics, Inc.* 3,502 219,575
Ultra Clean Holdings, Inc.* 3,830 86,252
Veeco Instruments, Inc.*(a) 5,081 105,583
6,671,583
Software 6 .3%
8x8, Inc.* 10,793 20,938
A10 Networks, Inc.(a) 6,232 114,793
ACI Worldwide, Inc.* 9,275 394,744
Adeia, Inc. 9,661 125,110
Common Stocks
Shares Value ($)
Software
Agilysys, Inc.*(a) 2,271 259,076
Airship AI Holdings, Inc.*(a) 1,445 7,500
Alarm.com Holdings, Inc.* 4,169 227,752
Alkami Technology, Inc.*(a) 5,989 133,495
Amplitude, Inc., Class A* 7,655 93,621
Appian Corp., Class A*(a) 3,576 98,733
Arteris, Inc.* 2,531 24,956
Asana, Inc., Class A*(a) 8,209 120,508
AudioEye, Inc.* 657 8,416
AvePoint, Inc.* 11,693 223,102
Bit Digital, Inc.*(a) 16,098 46,845
Bitdeer Technologies Group,
Class A*(a) 7,909 101,947
Blackbaud, Inc.* 3,400 229,228
BlackLine, Inc.*(a) 4,631 249,055
Blend Labs, Inc., Class A* 18,576 61,487
Box, Inc., Class A* 12,377 397,302
Braze, Inc., Class A* 6,705 186,868
C3.ai, Inc., Class A*(a) 10,643 250,749
Cerence, Inc.*(a) 4,150 35,690
Cipher Mining, Inc.*(a) 23,380 127,655
Cleanspark, Inc.*(a) 24,307 276,371
Clear Secure, Inc., Class A(a) 7,353 216,252
Clearwater Analytics Holdings,
Inc., Class A* 21,626 438,143
Commvault Systems, Inc.* 3,881 737,196
Consensus Cloud Solutions,
Inc.* 1,633 32,954
Core Scientific, Inc.*(a) 24,237 328,169
CoreCard Corp.* 496 14,359
CS Disco, Inc.* 2,032 8,067
Daily Journal Corp.* 109 43,554
Digimarc Corp.* 1,261 15,056
Digital Turbine, Inc.*(a) 9,392 51,186
Domo, Inc., Class B* 3,041 50,055
D-Wave Quantum, Inc.*(a) 25,285 434,649
E2open Parent Holdings, Inc.* 15,951 52,638
eGain Corp.* 1,327 8,201
EverCommerce, Inc.* 1,629 17,479
Expensify, Inc., Class A* 5,224 10,605
Five9, Inc.*(a) 6,725 173,707
Freshworks, Inc., Class A* 18,160 235,898
Hut 8 Corp.*(a) 8,302 176,251
I3 Verticals, Inc., Class A*(a) 1,962 54,897
Intapp, Inc.*(a) 4,874 195,204
InterDigital, Inc.(a) 2,273 586,889
Jamf Holding Corp.* 6,038 47,942
Kaltura, Inc.* 7,855 14,060
Life360, Inc.* 1,414 108,298
LiveRamp Holdings, Inc.* 5,716 187,599
MARA Holdings, Inc.*(a) 30,476 490,054
Mercurity Fintech Holding,
Inc.*(a) 2,807 11,565
Meridianlink, Inc.* 2,870 45,863
Mitek Systems, Inc.* 3,799 34,267
N-able, Inc.* 5,971 48,246
NCR Voyix Corp.*(a) 12,626 171,966
NextNav, Inc.* 7,722 114,208
Olo, Inc., Class A* 10,154 106,414
ON24, Inc.* 3,230 16,021
OneSpan, Inc. 3,216 47,436
Ooma, Inc.* 2,215 25,207

94 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Pagaya Technologies Ltd.,
Class A* 3,710 111,486
PagerDuty, Inc.*(a) 7,343 118,369
Porch Group, Inc.* 7,150 90,233
Progress Software Corp. 3,711 178,425
PROS Holdings, Inc.* 3,929 61,646
Q2 Holdings, Inc.* 5,464 443,677
Qualys, Inc.* 3,231 429,949
Rapid7, Inc.* 5,704 120,468
Red Violet, Inc. 1,045 46,325
ReposiTrak, Inc.(a) 1,047 17,255
Rezolve AI plc*(a) 8,070 23,645
Rimini Street, Inc.* 4,202 20,170
Riot Platforms, Inc.* 29,061 389,708
Sapiens International Corp.
NV(a) 2,728 74,774
SEMrush Holdings, Inc., Class
A* 4,044 36,234
Silvaco Group, Inc.* 1,286 5,723
SoundHound AI, Inc., Class
A*(a) 32,183 332,450
SoundThinking, Inc.* 841 9,596
Sprinklr, Inc., Class A* 10,145 91,406
Sprout Social, Inc., Class A* 4,676 80,193
SPS Commerce, Inc.* 3,339 363,500
Synchronoss Technologies,
Inc.*(a) 1,083 7,928
Telos Corp.* 5,152 13,241
Tenable Holdings, Inc.* 10,491 328,473
Terawulf, Inc.*(a) 23,370 120,589
Varonis Systems, Inc., Class
B* 9,682 540,546
Verint Systems, Inc.* 5,386 114,614
Vertex, Inc., Class A* 5,702 189,135
Viant Technology, Inc., Class
A*(a) 1,242 18,009
Weave Communications, Inc.* 5,137 37,500
WM Technology, Inc.* 7,278 6,498
Workiva, Inc., Class A* 4,401 280,916
Xperi, Inc.*(a) 3,978 23,948
Yext, Inc.* 8,753 71,074
Zeta Global Holdings Corp.,
Class A*(a) 16,527 258,648
14,222,847
Specialized REITs 0 .5%
Farmland Partners, Inc. 4,018 42,068
Four Corners Property Trust,
Inc. 8,888 224,333
Gladstone Land Corp. 2,630 24,196
Outfront Media, Inc. 12,633 221,457
PotlatchDeltic Corp. 6,996 286,066
Safehold, Inc. 5,007 70,048
Smartstop Self Storage REIT,
Inc.(a) 2,496 84,565
Uniti Group, Inc. 20,568 109,422
1,062,155
Specialty Retail 2 .3%
1-800-Flowers.com, Inc.,
Class A*(a) 2,125 12,559
Abercrombie & Fitch Co.,
Class A* 4,142 397,715
Common Stocks
Shares Value ($)
Specialty Retail
Academy Sports & Outdoors,
Inc. 5,864 297,833
Advance Auto Parts, Inc. 5,267 279,520
American Eagle Outfitters, Inc.
(a) 14,393 155,444
America's Car-Mart, Inc.* 711 32,023
Arhaus, Inc., Class A* 4,715 41,303
Arko Corp. 7,151 29,820
Asbury Automotive Group,
Inc.* 1,722 382,491
BARK, Inc.* 10,452 9,003
Barnes & Noble Education,
Inc.*(a) 1,302 11,497
Beyond, Inc.* 4,452 39,845
Boot Barn Holdings, Inc.*(a) 2,700 464,130
Buckle, Inc. (The) 2,670 131,818
Build-A-Bear Workshop, Inc.
(a) 1,129 57,252
Caleres, Inc.(a) 2,678 36,769
Camping World Holdings, Inc.,
Class A 5,323 73,670
Citi Trends, Inc.* 535 16,328
Designer Brands, Inc., Class
A(a) 2,199 6,201
EVgo, Inc., Class A*(a) 10,514 35,432
Foot Locker, Inc.* 7,522 188,351
Genesco, Inc.*(a) 867 20,860
Group 1 Automotive, Inc. 1,105 455,426
Haverty Furniture Cos., Inc.(a) 1,344 27,727
J Jill, Inc.(a) 431 6,758
Lands' End, Inc.*(a) 1,408 16,516
MarineMax, Inc.* 1,687 38,261
Monro, Inc.(a) 2,583 36,407
National Vision Holdings, Inc.* 6,919 167,855
ODP Corp. (The)* 2,427 43,298
OneWater Marine, Inc., Class
A* 1,039 15,938
Petco Health & Wellness Co.,
Inc., Class A* 7,620 22,936
RealReal, Inc. (The)*(a) 9,051 47,608
Revolve Group, Inc., Class A* 3,450 71,587
Sally Beauty Holdings, Inc.* 9,239 89,988
Shoe Carnival, Inc.(a) 1,571 32,143
Signet Jewelers Ltd. 3,669 290,218
Sleep Number Corp.*(a) 2,022 14,821
Sonic Automotive, Inc., Class
A 1,297 93,838
Stitch Fix, Inc., Class A* 9,342 44,188
ThredUp, Inc., Class A* 8,029 66,320
Tile Shop Holdings, Inc.*(a) 2,459 15,516
Torrid Holdings, Inc.* 1,398 3,481
Upbound Group, Inc.(a) 4,707 97,129
Urban Outfitters, Inc.* 5,514 415,094
Victoria's Secret & Co.* 6,023 113,232
Warby Parker, Inc., Class A* 8,657 207,335
Winmark Corp. 255 96,242
Zumiez, Inc.*(a) 1,500 20,565
5,270,291
Technology Hardware, Storage & Peripherals 0 .6%
CompoSecure, Inc., Class
A*(a) 3,899 55,405

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Corsair Gaming, Inc.* 4,289 38,858
CPI Card Group, Inc.*(a) 403 7,822
Diebold Nixdorf, Inc.* 2,211 124,457
Eastman Kodak Co.*(a) 5,475 36,683
Immersion Corp.(a) 2,817 19,635
IonQ, Inc.*(a) 20,818 830,014
Quantum Computing, Inc.*(a) 10,124 150,240
Turtle Beach Corp.* 1,441 20,952
Xerox Holdings Corp. 9,925 40,196
1,324,262
Textiles, Apparel & Luxury Goods 0 .6%
Capri Holdings Ltd.* 10,237 186,211
Carter's, Inc. 3,135 75,992
Ermenegildo Zegna NV(a) 5,411 43,505
Figs, Inc., Class A* 7,851 51,032
G-III Apparel Group Ltd.* 3,404 80,334
Hanesbrands, Inc.* 29,945 122,475
Kontoor Brands, Inc.(a) 4,787 266,444
Lakeland Industries, Inc.(a) 776 10,794
Movado Group, Inc.(a) 1,414 21,931
Oxford Industries, Inc.(a) 1,254 47,878
Rocky Brands, Inc. 643 16,821
Steven Madden Ltd. 6,181 148,375
Superior Group of Cos., Inc.(a) 1,210 11,677
Wolverine World Wide, Inc.(a) 6,961 157,179
1,240,648
Tobacco 0 .1%
Ispire Technology, Inc.* 1,515 4,151
Turning Point Brands, Inc. 1,486 123,249
Universal Corp.(a) 2,091 113,897
241,297
Trading Companies & Distributors 1 .3%
Alta Equipment Group, Inc. 2,372 18,407
BlueLinx Holdings, Inc.* 705 51,655
Boise Cascade Co. 3,343 280,177
Custom Truck One Source,
Inc.*(a) 5,828 36,075
Distribution Solutions Group,
Inc.* 828 24,815
DNOW, Inc.* 9,522 148,162
DXP Enterprises, Inc.* 1,141 129,230
EVI Industries, Inc. 449 10,008
GATX Corp. 3,138 479,141
Global Industrial Co. 1,245 42,405
GMS, Inc.* 3,400 372,776
Herc Holdings, Inc. 2,871 335,362
Hudson Technologies, Inc.* 3,949 37,081
Karat Packaging, Inc. 555 15,113
McGrath RentCorp 2,114 263,806
MRC Global, Inc.* 7,290 107,017
NPK International, Inc.* 7,053 63,618
Rush Enterprises, Inc., Class
A(a) 5,533 299,557
Rush Enterprises, Inc., Class
B 732 39,755
Titan Machinery, Inc.* 1,946 37,597
Transcat, Inc.* 789 60,303
Willis Lease Finance Corp. 314 44,456
Xometry, Inc., Class A*(a) 3,877 125,382
3,021,898
Common Stocks
Shares Value ($)
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 1,814 17,723
Water Utilities 0 .4%
American States Water Co. 3,393 249,691
Cadiz, Inc.* 3,838 12,205
California Water Service
Group 5,207 236,762
Consolidated Water Co. Ltd.(a) 1,424 41,424
Global Water Resources, Inc. 791 7,554
H2O America 2,839 137,095
Middlesex Water Co. 1,495 77,142
Pure Cycle Corp.* 1,661 16,278
York Water Co. (The) 1,187 35,919
814,070
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 6,041 95,810
Spok Holdings, Inc. 1,682 30,848
Telephone & Data Systems,
Inc. 8,688 339,180
465,838
Total Common Stocks
(cost $175,168,398) 224,826,388
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Inhibrx, Inc., CVR*^∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Total Rights
(cost $3,781) 0
Warrants 0 .0%
†
Number of
Warrants
Health Care Equipment & Supplies 0 .0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029^∞(a) 164 330
Total Warrants
(cost $0) 330

96 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Repurchase Agreements 9 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $7,774,432,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$7,929,922.(b) 7,773,495 7,773,495
Santander US Capital
Markets,
4.35%, dated 7/31/2025,
due 8/1/2025, repurchase
price $200,024,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$204,025.(b) 200,000 200,000
Santander US Capital
Markets,
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $8,000,969,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$8,160,988.(b) 8,000,000 8,000,000
Societe Generale,
4.35%, dated 7/31/2025,
due 8/1/2025, repurchase
price $5,000,604,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 4.50%, maturing
2/15/2038 - 2/15/2052;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $20,973,495) 20,973,495
Total Investments
(cost $196,179,167) — 109.1% 245,815,007
Liabilities in excess of other assets — (9.1)% (20,553,189)
NET ASSETS — 100.0%
$ 225,261,818
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $46,832,201, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $20,973,495 and by $27,465,962 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
8/7/2025 - 2/15/2055, a total value of $48,439,457.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $20,973,495.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 97
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 96 9/2025 USD 1,065,696 (20,167)
Net contracts (20,167)
Currency:
USD United States Dollar

98 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 99
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 14,794 $ – $ – $ 14,794
Common Stocks
Aerospace & Defense 3,712,018 – – 3,712,018
Air Freight & Logistics 274,460 – – 274,460
Automobile Components 3,076,316 – – 3,076,316
Automobiles 102,123 – – 102,123
Banks 23,827,273 – – 23,827,273
Beverages 267,540 – – 267,540
Biotechnology 15,608,356 – – 15,608,356
Broadline Retail 193,348 – – 193,348
Building Products 3,290,637 – – 3,290,637
Capital Markets 4,123,129 – – 4,123,129
Chemicals 3,770,814 – – 3,770,814
Commercial Services & Supplies 4,155,744 – – 4,155,744
Communications Equipment 1,668,195 – – 1,668,195
Construction & Engineering 5,242,074 – – 5,242,074
Construction Materials 547,663 – – 547,663
Consumer Finance 2,583,372 – – 2,583,372
Consumer Staples Distribution & Retail 1,181,844 – – 1,181,844
Containers & Packaging 563,871 – – 563,871
Distributors 94,367 – – 94,367
Diversified Consumer Services 2,910,549 – – 2,910,549
Diversified REITs 1,338,622 – – 1,338,622
Diversified Telecommunication Services 972,028 – – 972,028
Electric Utilities 2,627,822 – – 2,627,822
Electrical Equipment 4,281,933 – – 4,281,933
Electronic Equipment, Instruments &
Components 7,793,781 – – 7,793,781
Energy Equipment & Services 3,655,907 – – 3,655,907
Entertainment 1,149,188 – – 1,149,188
Financial Services 5,463,394 – – 5,463,394
Food Products 2,210,878 – – 2,210,878
Gas Utilities 2,430,434 – – 2,430,434
Ground Transportation 800,296 – – 800,296
Health Care Equipment & Supplies 6,017,855 – – 6,017,855
Health Care Providers & Services 7,135,338 – – 7,135,338
Health Care REITs 2,176,312 – – 2,176,312
Health Care Technology 947,978 – – 947,978
Hotel & Resort REITs 1,460,027 – – 1,460,027
Hotels, Restaurants & Leisure 4,921,499 – – 4,921,499
Household Durables 3,908,200 – – 3,908,200
Household Products 746,145 – – 746,145
Independent Power and Renewable
Electricity Producers 540,351 – – 540,351
Industrial Conglomerates 69,794 – – 69,794
Industrial REITs 903,171 – – 903,171
Insurance 4,451,498 – – 4,451,498
Interactive Media & Services 1,506,366 – – 1,506,366
IT Services 1,186,296 – – 1,186,296
Leisure Products 1,051,830 – – 1,051,830
Life Sciences Tools & Services 909,304 – – 909,304
Machinery 9,063,470 – – 9,063,470
Marine Transportation 526,627 – – 526,627
Media 1,813,922 – – 1,813,922
Metals & Mining 3,446,497 – – 3,446,497
Mortgage Real Estate Investment Trusts
(REITs) 2,036,279 – – 2,036,279
Multi-Utilities 1,001,372 – – 1,001,372
Office REITs 1,572,595 – – 1,572,595
Oil, Gas & Consumable Fuels 7,304,280 – – 7,304,280

100 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 210,698 $ – $ – $ 210,698
Passenger Airlines 1,390,516 – – 1,390,516
Personal Care Products 572,503 – – 572,503
Pharmaceuticals 4,049,823 9,786 – 4,059,609
Professional Services 4,527,235 – – 4,527,235
Real Estate Management & Development 1,355,479 – – 1,355,479
Residential REITs 931,504 – – 931,504
Retail REITs 2,811,251 – – 2,811,251
Semiconductors & Semiconductor
Equipment 6,671,583 – – 6,671,583
Software 14,222,846 – – 14,222,846
Specialized REITs 1,062,155 – – 1,062,155
Specialty Retail 5,270,291 – – 5,270,291
Technology Hardware, Storage &
Peripherals 1,324,262 – – 1,324,262
Textiles, Apparel & Luxury Goods 1,240,648 – – 1,240,648
Tobacco 241,297 – – 241,297
Trading Companies & Distributors 3,021,898 – – 3,021,898
Transportation Infrastructure 17,723 – – 17,723
Water Utilities 814,070 – – 814,070
Wireless Telecommunication Services 465,838 – – 465,838
Total Common Stocks $ 224,816,602 $ 9,786 $ – $ 224,826,388
Repurchase Agreements – 20,973,495 – 20,973,495
Rights – – – –
Warrants – – 330 330
Total Assets $ 224,831,396 $ 20,983,281 $ 330 $ 245,815,007
Liabilities:
Futures Contracts $ (20,167) $ – $ – $ (20,167)
Total Liabilities $ (20,167) $ – $ – $ (20,167)
Total $ 224,811,229 $ 20,983,281 $ 330 $ 245,794,840
As of July 31, 2025, the Fund held two common stock investments and five rights investments that were categorized as Level 3 investments which were each valued at $0.
Warrants Total
Balance as of 10/31/2024 $ 527 $ 527
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 10,980 10,980
Purchases — —
Sales (10,980) (10,980)
Change in Unrealized Appreciation/Depreciation (724) (724)
Transfers into Level 3 527 527
Transfers out of Level 3 — —
Balance as of 7/31/2025 $ 330 $ 330
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2025 $ (198) $ (198)

Nationwide Small Cap Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 101
the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
A)
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (20,167)
Total $ (20,167)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

102 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99 .8%
Shares Value ($)
Aerospace & Defense 7 .3%
Boeing Co. (The)* 34,614 7,678,770
General Dynamics Corp. 34,598 10,781,083
L3Harris Technologies, Inc. 34,595 9,507,398
Lockheed Martin Corp. 34,587 14,560,435
RTX Corp. 34,577 5,448,298
47,975,984
Automobiles 1 .6%
Tesla, Inc.* 34,598 10,665,526
Biotechnology 2 .8%
Amgen, Inc. 34,597 10,209,574
Biogen, Inc.* 34,608 4,429,824
Gilead Sciences, Inc. 34,586 3,883,662
Myriad Genetics, Inc.* 34,708 133,279
18,656,339
Broadline Retail 2 .5%
Alibaba Group Holding Ltd.,
ADR-CN 34,565 4,169,576
Amazon.com, Inc.* 34,590 8,097,865
eBay, Inc. 34,708 3,184,459
JD.com, Inc., ADR-CN(a) 34,513 1,086,814
16,538,714
Chemicals 0 .4%
DuPont de Nemours, Inc.(a) 34,708 2,495,505
Communications Equipment 7 .3%
Ciena Corp.* 34,580 3,210,407
Cisco Systems, Inc. 34,515 2,349,781
F5, Inc.* 34,595 10,842,765
Motorola Solutions, Inc. 34,604 15,190,464
NETGEAR, Inc.* 34,500 802,125
Nokia OYJ, ADR-FI 34,708 141,609
Ubiquiti, Inc.(a) 34,597 15,065,956
Viavi Solutions, Inc.* 34,708 348,815
47,951,922
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 34,708 951,346
Electrical Equipment 0 .2%
Sensata Technologies Holding
plc 34,708 1,067,618
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 34,580 3,683,116
Corning, Inc. 34,586 2,187,218
5,870,334
Energy Equipment & Services 0 .4%
Halliburton Co. 34,708 777,459
NOV, Inc. 34,708 436,627
Schlumberger NV 34,516 1,166,641
2,380,727
Entertainment 0 .8%
Electronic Arts, Inc. 34,570 5,271,579
Financial Services 4 .8%
Mastercard, Inc., Class A 34,597 19,598,163
Visa, Inc., Class A 34,601 11,953,607
31,551,770
Health Care Equipment & Supplies 1 .1%
Baxter International, Inc. 34,708 755,246
Boston Scientific Corp.* 34,580 3,628,134
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 34,488 3,112,197
7,495,577
Health Care Technology 1 .5%
Veeva Systems, Inc., Class A* 34,597 9,832,467
Household Durables 1 .2%
Garmin Ltd. 34,589 7,566,689
iRobot Corp.*(a) 34,708 146,121
7,712,810
Industrial Conglomerates 1 .2%
Honeywell International, Inc. 34,590 7,691,087
Interactive Media & Services 5 .2%
Alphabet, Inc., Class A 34,601 6,639,932
Meta Platforms, Inc., Class A 34,597 26,758,704
Ziff Davis, Inc.* 34,708 1,080,113
34,478,749
IT Services 3 .6%
Akamai Technologies, Inc.* 34,597 2,640,097
Amdocs Ltd. 34,558 2,949,871
DXC Technology Co.* 34,708 472,376
International Business
Machines Corp. 34,615 8,762,787
VeriSign, Inc. 34,596 9,301,827
24,126,958
Life Sciences Tools & Services 4 .6%
Agilent Technologies, Inc. 34,598 3,972,196
Danaher Corp. 34,604 6,822,525
Illumina, Inc.* 34,641 3,557,977
Thermo Fisher Scientific, Inc. 34,597 16,180,325
30,533,023
Pharmaceuticals 1 .2%
AstraZeneca plc, ADR-UK 34,516 2,522,775
Bausch Health Cos., Inc.* 34,708 204,430
Bristol-Myers Squibb Co. 34,572 1,497,313
Novartis AG, ADR(a) 34,653 3,941,432
8,165,950
Professional Services 1 .6%
Automatic Data Processing,
Inc. 34,598 10,708,081
Semiconductors & Semiconductor Equipment 20 .7%
Advanced Micro Devices, Inc.* 34,584 6,097,505
Analog Devices, Inc. 34,590 7,769,952
Applied Materials, Inc. 34,605 6,230,976
ASML Holding NV
(Registered), ADR-NL 34,597 24,034,882
Broadcom, Inc. 34,613 10,165,838
FormFactor, Inc.* 34,708 986,054
Intel Corp.(a) 34,708 687,218
KLA Corp. 34,597 30,411,801
Lam Research Corp. 34,511 3,273,023
Microchip Technology, Inc.(a) 34,608 2,339,155
Micron Technology, Inc. 34,594 3,775,589
NVIDIA Corp. 34,590 6,152,523
NXP Semiconductors NV 34,590 7,394,304
ON Semiconductor Corp.* 34,490 1,943,857
QUALCOMM, Inc. 34,614 5,079,951
Synaptics, Inc.* 34,560 2,166,912

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 34,592 8,358,119
Teradyne, Inc. 34,640 3,721,375
Texas Instruments, Inc. 34,578 6,260,693
136,849,727
Software 25 .6%
Adeia, Inc. 34,708 449,469
Adobe, Inc.* 34,597 12,375,001
Check Point Software
Technologies Ltd.* 34,618 6,445,872
Gen Digital, Inc. 34,708 1,023,539
InterDigital, Inc.(a) 34,590 8,931,138
Intuit, Inc. 34,597 27,163,143
LiveRamp Holdings, Inc.* 34,708 1,139,116
Microsoft Corp. 34,594 18,455,899
Open Text Corp. 34,708 1,021,456
Oracle Corp. 34,592 8,778,412
Progress Software Corp. 34,432 1,655,490
PTC, Inc.* 34,602 7,432,856
Salesforce, Inc. 34,606 8,939,768
SAP SE, ADR-DE(a) 34,594 9,918,100
ServiceNow, Inc.* 34,597 32,629,123
Synopsys, Inc.* 34,597 21,916,161
Teradata Corp.* 34,708 726,438
169,000,981
Technology Hardware, Storage & Peripherals 3 .0%
Apple, Inc. 34,613 7,184,621
HP, Inc. 34,708 860,759
NetApp, Inc. 34,571 3,599,878
Seagate Technology Holdings
plc(a) 34,619 5,435,529
Western Digital Corp. 34,416 2,708,195
Xerox Holdings Corp. 34,708 140,567
19,929,549
Wireless Telecommunication Services 0 .2%
Telephone & Data Systems,
Inc. 34,536 1,348,285
Total Common Stocks
(cost $161,152,407) 659,250,608
Repurchase Agreements 2 .8%
Principal
Amount ($)
CF Secured, LLC,
4.34%, dated 7/31/2025,
due 8/1/2025, repurchase
price $8,200,314,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
8/31/2025 - 2/15/2053;
total market value
$8,364,322.(b) 8,199,326 8,199,326
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.36%, dated 7/31/2025,
due 8/1/2025, repurchase
price $10,001,211,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.45%, maturing
5/25/2030 - 8/25/2055;
total market value
$10,201,235.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $18,199,326) 18,199,326
Total Investments
(cost $179,351,733) — 102.6% 677,449,934
Liabilities in excess of other assets — (2.6)% (17,278,905)
NET ASSETS — 100.0%
$ 660,171,029
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2025. The total value of securities on loan as of
July 31, 2025 was $21,079,891, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $18,199,326 and by $3,210,154 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 4.88%, and maturity dates ranging from
8/31/2025 - 11/15/2040, a total value of $21,409,480.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2025 was $18,199,326.
ADR American Depositary Receipt
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan
UK United Kingdom

104 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of July 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 3 9/2025 USD 1,401,900 69,417
Net contracts 69,417
Currency:
USD United States Dollar

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2025 (Unaudited) - Statement of Investments - 105
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

106 - Statement of Investments - July 31, 2025 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of
July 31, 2025
:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 659,250,608 $ – $ – $ 659,250,608
Futures Contracts 69,417 – – 69,417
Repurchase Agreements – 18,199,326 – 18,199,326
Total $ 659,320,025 $ 18,199,326 $ – $ 677,519,351
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 69,417
Total $ 69,417
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.